 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 24	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 346	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President – and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

The Best of America® Elite Venue Annuitysm
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 201 1 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 1 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 72.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information ) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased Contract Value due to the credits.  A contract without credits may cost less.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below. For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds". For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person (s) whose length of life determines how long annuity payments are made.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to " you " shall mean the Contract Owner.

Contract Value- The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the 7% Lifetime Income Option and the 10% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage - An age-based percentage used to determine the annual amount available for surrender under a lifetime income option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base - For purposes of the 7% Lifetime Income Option and the 10% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option- Investment Options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Option (in applicable jurisdictions).

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Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contract	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	12
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	12
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk and Administrative Charges
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Removal of Variable Account Charges	48
Ownership and Interests in the Contract	48
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

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Table of Contents (continued)	Page
Operation of the Contract	50
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	54
Surrender (Redemption) Prior to Annuitization	54
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	55
Surrenders Under Certain Plan Types	55
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	56
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	57
Contract Owner Services	57
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals

Custom Portfolio Asset Rebalancing Service
Death Benefits	61
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	65
Annuitizing the Contract	65
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	67
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	68
Legal Proceedings	68
Table of Contents of Statement of Additional Information	72
Appendix A: Underlying Mutual Funds	73
Appendix B: Condensed Financial Information	86
Appendix C: Contract Types and Tax Information	130
Appendix D: State Variations	139

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Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)						7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of the Daily Net Assets)5 Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%6 1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.95%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%7 2.10%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%8 2.05%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%9 1.95%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%10 2.10%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
1.00%11 2.75%
(continued on next page)

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Recurring Contract Expenses (continued)
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 2.25%
Additional Optional Riders (with charges assessed annually as a percentage of the Current Income Benefit Base)12
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)
7% Lifetime Income Option (not available in NY)
10% Lifetime Income Option
Spousal Continuation Benefits (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (only available in NY)
7% Spousal Continuation Benefit (not available in NY)
10% Spousal Continuation Benefit (not available in NY)
1.00%13 1.00%14 1.20%15 0.15% 0.15% 0.30%16

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Lifetime Income Option	1.20%17
10% Spousal Continuation Benefit	0.30%17
Maximum Possible Total Variable Account Charges	4.15%18

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 20 10 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.43%	2.27%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

7

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.15%).19

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.27%)	$1,2 69	$2, 412	$3, 255	$6, 237	*	$1,9 87	$3, 255	$6, 237	$64 7	$1,9 87	$3, 255	$6, 237
Minimum Total Underlying Mutual Fund Operating Expenses (0.4 3%)	$1,07 6	$1,87 0	$2,4 14	$4,8 51	*	$1,4 45	$2,4 14	$4,8 51	$48 1	$1,4 45	$2,4 14	$4,8 51

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 Each Contract Year, the contract owner may withdraw without a CDSC the greate st of:
(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code ; or
(3)   For those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assess es a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

7The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

8The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

9For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

10The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

11 For contracts issued on or after September 15, 2008 , or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 , or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

12 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

13 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

14 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

15 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

16 Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the Current Income Benefit Base.

17 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

18 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

8

19 The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Synopsis of the Contract

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (s ee "Surrender [Redemption] Prior to Annuitization" ).   After the Annuitization Date, surrenders are not permitted (s ee "Surrender [Redemption] After Annuitization" ).

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the contract owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

* Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Some states have different minimum initial and subsequent purchase payment amounts, and s ubsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations") .

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.

In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

9

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

10% Lifetime Income Option.  If you elect the 10% Lifetime Income Option, your subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period ( see "Purchase Payment Credits" ).

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.55% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option1	0.20%
One-Month Enhanced Death Benefit Option2	0.20%
Combination Enhanced Death Benefit II Option3	0.35%
Combination Enhanced Death Benefit Option4	0.30%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) , and is only available for contracts with Annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) , and is only available for contracts with Annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit Option is available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with Annuitants age 75 or younger at

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the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those contract owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The contract owner (or the Annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if a Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. For contracts issued on or after September, 15, 2008 , or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 , or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

Upon the later of September 15, 2008 , or the date of state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application.  The contract owner (or the Annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.

The contract owner (or the Annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The contract owner (or the Annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed

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1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The contract owner's spouse (or the Annuitant's spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The contract owner's spouse (or the Annuitant's spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (s ee "Right to Examine and Cancel" and "Purchase Payment Credits" ).

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the Variable Account and Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

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Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses, credited to or charged against the Variable Account, reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.  Contract owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

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Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: 3, 5, 7 or 10 years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

* For contracts issued on or after September 15, 2008 , or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rates depending on the following categories of Fixed Account allocations:

•
New Money Rate- The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

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•
Variable Account to Fixed Rate- Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate- The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's Fixed Account matures.  At that time, the contract owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate- From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The contract owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.35%.  Consequently, the interest rate of return credited to assets in the Fixed Account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

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These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.   These guarantees are the sole responsibility of Nationwide. In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

The following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 20 10 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or

16

other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.55% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract's basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions, The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first) .

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	0%

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Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" ).

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the contract owner may withdraw without a CDSC the greate st of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code ; or

(3)	f or those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" ). ; or

(3)	from any values which have been held under a contract for at least 4 years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)
the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness and   Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the Annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

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Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee ( see " Appendix A ").

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's Sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; and

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, an applicant may elect a death benefit option.  The charge associated with all of the death benefit options will be assessed until annuitization and will be assessed on Variable Account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)   if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

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(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision .

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the Annuitant's age and item (3) above considers the highest contract anniversary prior to the Annuitant's 86th birthday (less similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value ( s ee the "Death Benefit Calculations" ).

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision .

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the Daily Net Assets of the Variable Account) and the option may be elected by applicants with Annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, a contract owner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor [ s ] ) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	the spouses must be co-annuitants;

(3)	both spouses must be age 85 or younger at the time the contract is issued;

(4)	both spouses must be named as beneficiaries;

(5)	no person other than the spouse may be named as contract owner, Annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
if the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first co-annuitant's death, Nationwide will adjust the Contract Value to equal the death

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benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

The charge associated with this option is assessed on Variable Account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first Annuitant's death.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death (regardless of the date of the Annuitant's death), proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first Annuitant's death.  If the co-annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of

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the co-annuitant's death (regardless of the date of the Annuitant's death), proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	a Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the

GTO through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying mutual funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the GTO among underlying mutual funds and/or the Fixed Account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus. It is possible, under certain enhanced

22

versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	if surrenders are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally ;

•	only one CPP Option program may be in effect at any given time ;

•	no new purchase payments may be applied to the contract ;

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service ;

•	Nationwide will not permit loans to be taken from the contract ;

•	no optional benefit that assesses a charge to the GTOs may be added to the contract ; and

•
if, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

The CPP program return of principal guarantee is conditioned upon the allocation of Contract Value for the duration of the CPP program period among:

1.	the Fixed Account; and/or

2.	any of the investment options listed under the section, "Income Benefit Investment Options": found later in this prospectus

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option program already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option investment, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Custom Portfolio Asset Rebalancing Service to the CPP investment options, all Sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect

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(unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.   Effective May 1, 2011, the only program period available in connection with the CPP Lifetime Income Option is the 10-year term.  Program periods of other durations that are in effect on May 1, 2011 will continue unchanged to the end of the existing program period.

Immediate Withdrawals

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option ,(see "Immediate Withdrawal Benefit" ).

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008 , or the date of state approval (whichever is later): the current charge associated with the CPP Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 , or the date of state approval (whichever is later): the current charge associated with the CPP Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those contract owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "contract owner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if a Lifetime Income Option is elected.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such

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election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.  The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.   For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The contract owner may also elect either Dollar Cost Averaging or Dollar Cost Averaging for Living Benefits (see "Contract Owner Services").

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
all of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	market conditions determine the availability and allocation percentages of the various CPP program periods.

•	surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue

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prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the Contract Value is 0.  After the Contract Value falls to 0, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.

Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than 0).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to 0, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  This RMD privilege does not apply to beneficially owned contracts.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	the contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

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•	the lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	the lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the end of the CPP Program Period" later in this subsection).  As long as the contract owner reallocates the Contract Value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
i nvoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

•
f or purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the Contract Value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

•
t he contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

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t he "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

•	i mmediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%").

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•	n o additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•
t he immediate withdrawal benefit is non-cumulative.  Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.  Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit").

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The contract owner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner's instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract owners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

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In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract Value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.  Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1.	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2.	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:
5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:
Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The Contract Value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges").  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the

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contract owner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note:  Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the Contract Value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	a full surrender of the Contract Value;

•	a full surrender of the death benefit proceeds; or

•	a n election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option").

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the contract owner results in the contract being continued, i.e. does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

Lifetime Income Options - Generally

The 5%, 7% and 10% Lifetime Income Options are designed exclusively as withdrawal benefits.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking withdrawals for 10 years. Nationwide will guarantee that the Current Income Benefit Base on the tenth L.Inc anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5%, 7%, or 10% annually for each of those 10 years.

Although the tax treatment for withdrawals under withdrawal benefits, such as the 5%, 7% or 10% Lifetime Income Option, is not clear, when the contract owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal ; or (b) the guaranteed benefit amount immediately before the withdrawal ; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal .  A subsequent withdrawal under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the time of application.  For most contracts, the determining life is that of the contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "contract owner" shall mean Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

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The 10% Lifetime Income Option is available upon the later of September 15, 2008 , or the date of state approval.  The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the contract owner's election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full withdrawal of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Election of the 10% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.

For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The contract owner may reallocate the Contract Value among the limited set of investment options (see "Transfers Prior to Annuitization" ).  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.

There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base.  Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each  10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first surrender under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdrawal Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables.

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For contracts issued on or after May 1, 2010:
Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later), but before May 1, 2010:

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Contract owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the contract owner's death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit , and are subject to the CDSC provisions of the contract. .

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to withdrawal Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a contract owner to withdrawal Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to contract owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

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Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner's election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Settlement Options

If, after beginning the lifetime income withdrawals , a contract owner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	the contract owner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the contract owner;

(2)	the contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	if the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take withdrawals of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the current age, sex, and health of the contract owner (and spouse if the 10% Spousal Continuation Benefit is elected).   Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.

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If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the contract owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "contract owner" shall mean primary Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.)  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.  The 7% Lifetime Income Option is not available on beneficially owned contracts.

The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime

Income Option or the Capital Preservation Plus Lifetime Income Option.  The 7% Lifetime Income Option may not be elected if a loan is outstanding.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the "7% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full withdrawal of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The contract owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The contract owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, contract owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.

There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

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Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdrawal Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.   Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the contract owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the lifetime withdrawal percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the lifetime

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withdrawal percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the lifetime withdrawal percentage limit.  A reduction to the Current Income Benefit Base income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision if the gross withdrawal exceeds the lifetime withdrawal percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the lifetime withdrawal percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to withdraw surrender Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a contract owner to withdrawal Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to contract owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 7% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 7% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.   If Nationwide does not receive a contract owner's election to reset the Current Income Benefit Base within 60 days after the 7 % L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 7% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

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Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	the contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	the contract owner may elect the Age Based lump sum settlement option described below; or

3)	the contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner's current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option .

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.   If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.   Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the contract owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

For contracts issued on or after May 1, 2008, the 5% Lifetime Income Option may only be elected at the time of application.  The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "contract owner" shall mean primary Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital

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Preservation Plus Lifetime Income Option.  The 5% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% L.Inc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full withdrawal of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The contract owner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The contract owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, contract owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.

There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal r

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each  5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal , even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal , lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal , the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess withdrawals , elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

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Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal )	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Contract owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor.

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the contract owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges").  Application of a CDSC could result in the gross withdrawal being greater than the lifetime withdrawal percentage limit.  For example, the amount of the withdrawal request plus the applicable CDSC could exceed the lifetime withdrawal percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the withdrawal (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the lifetime withdrawal percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision if the gross withdrawal exceeds the lifetime withdrawal percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge").  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual withdrawals greater than the lifetime withdrawal percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.   Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals , the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn ), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a contract owner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70½ years old as of the date of the request;

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(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide's home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to contract owners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 5% L.Inc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 5% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.   If Nationwide does not receive a contract owner's election to reset the Current Income Benefit Base within 60 days after the 5 % L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 5% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	the contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	the contract owner may elect the Age Based lump sum settlement option described below; or

3)	the contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner's current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option .

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay

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the contract owner a lump sum based upon the attained age, sex, and health of the contract owner (and spouse if the 5% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to Nationwide's home office within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.   If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.   Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner. Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the contract owner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Taxation of Withdrawals under the 5% Lifetime Income Option

While the tax treatment for withdrawals for benefits such as the 5% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal (s ee "Taxation of Lifetime Surrenders Under the CPPLI or a Lifetime Income Option," ).   Please consult a qualified tax advisor.

Spousal Continuation Benefit

At the time the Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The 10% and 7% Spousal Continuation Benefit are not available in the State of New York.  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The 5% Spousal Continuation Benefit is only available in the State of New York.  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	the Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)
both spouses must be age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations'" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	the lifetime income percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

(5)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(6)	both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(7)	no person other than the spouse may be named as contract owner, Annuitant or primary beneficiary.

(8)
if both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner's written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is

41

removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawal from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a contract owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (co-annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the contract owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	X	X
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares	X	X
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X2	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X3	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X3
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Huntington VA Funds – Huntington VA International Equity Fund
Huntington VA Funds – Huntington VA Situs Fund
Invesco - Invesco V.I. Capital Appreciation Fund: Series II	X	X
Invesco - Invesco V.I. Capital Development Fund: Series II	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Janus Aspen Series - Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Forty Portfolio: Service Shares	X	X
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service II Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class	X	X
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust – American Century NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	X	X	X3	X
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II	X	X	X3	X4
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X3	X4
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI
Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small -& Mid- Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust – Total Return Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB	X	X

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Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% L.Inc
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II	X	X
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X 5
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X2	X 5
Custom Portfolio Asset Rebalancing Service
Conservative	X	X	X	X
Moderately Conservative	X	X	X	X
Balanced	X	X	X	X
Moderate	X	X	X	X
Capital Appreciation	X	X	X	X
Moderately Aggressive 4	X	X	X	X
Aggressive	X	X	X

1 This table provides a comprehensive list of all variable investment options that are available in connection with the respective optional benefit, as indicated with an "X."  Some of the indicated variable investment options may not be available to a particular Contract Owner due to the date the contract was issued (see "Appendix A: Underlying Mutual Funds").

2 The 5 year program duration is not available with this investment option.

3 The 5 and 7 year program durations are not available with this investment option.

4 This investment option is not available for contracts issued on or after March 2, 2009, that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of March 2, 2009, may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on March 2, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on March 2, 2009, will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

5 This investment option is not available for contracts issued on or after May 1, 2009, that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2009, may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2009, will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

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Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation/Annuity Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a contract owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model ( see "Appendix A: Underlying Mutual Funds" ).

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining contract owner.

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Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a contract owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the Annuitant.

The contract owner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the Annuitant's spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the Annuitization Date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies. The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	co-annuitant (must be the Annuitant's spouse);

•	joint annuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  No change will be effective unless and until it is received and recorded at Nationwide's home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" ).

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Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations").

** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the Annuitant or co-annuitant. If upon notification of death of the contract owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner's household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract (s) eligible to receive a PPC including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to th is contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.   Her contract is the only one eligible to receive PPCs.  For this deposit, s he does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs has been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs has been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will

50

recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the next available Accumulation Unit value after the payment is received.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract owners can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period ; and

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.75% to 2.65% of the Daily

51

Net Assets of the Variable Account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via email or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, ( see "Short-Term Trading Fees" ).

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1 (s ee "Other Restrictions" ).

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. m ail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed

53

Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, contract owners may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax , (s ee "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information" ).   Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer ( s ee "Pricing").

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Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	the surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)
all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988, in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

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These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charge s a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

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Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/Annuitant dies;

•	the contract owner who is not the Annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while a loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

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Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service,

the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account.  With this service, the contract owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.   Only these investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the Fixed Account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the "Income Benefits

58

Investment Chart" earlier in this prospectus for the investment options available for these living benefits.  The dollar cost averaging rate within this program may vary depending on the benefit elected.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Lifetime Income Option elected.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.   Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging."  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code;

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount; or

(4)	a percentage of the Contract Value based on the contract owner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that

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Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period (see "Right to Examine and Cancel") .

Custom Portfolio Asset Rebalancing Service

For contract owners that have elected the CPP, CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that contract owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.  Custom Portfolio offers seven asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The contract owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the contract owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account contract value must participate in the model.

Note: Contract owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the contract owner creates their "Custom Portfolio," that contract owner's model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible contract owners must submit the proper administrative form to Nationwide's home office.  While Custom Portfolio is elected, contract owners cannot participate in Asset Rebalancing or Dollar Cost Averaging.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for contract owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for contract owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for contract owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for contract owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for contract owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for contract owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for contract owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to contract owners at the time Custom Portfolio is elected.  At that time, contract owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account contract value so that the percentages allocated to each underlying mutual fund match the most

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recently provided percentages provided by the contract owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract owners who have elected the CPP Lifetime Income Option and the CPP Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, contract owners must submit new allocation instructions to Nationwide's home office in writing on Nationwide's administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a contract owner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide's home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide's home office in good order.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office.  You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.You should consult a qualified financial advisor to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form.  Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a "transfer event" as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the Variable Account contract value according to your current Custom Portfolio Asset Rebalancing Service allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio Asset Rebalancing Service are not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio Asset Rebalancing Service

Participation in the Custom Portfolio Asset Rebalancing Service may be terminated upon your written request.  You must reallocate your Contract Value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the Annuitant who is not a contract owner dies before the Annuitization Date, the contingent annuitant becomes the Annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

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If no beneficiaries or contingent beneficiaries survive the Annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/Annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	a s a lump sum;

(2)	as an annuity (see "Annuity Payment Options"); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-account.

Death Benefit Calculations

The applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide (s ee "Operation of the Contract" ).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)    if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)    if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)   if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)    if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

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(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the Annuitant's age and item (3) above considers the highest contract anniversary prior to the Annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit II Option.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) , for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)    if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater

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than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)   if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option may be elected by applicants with Annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The Annuitization Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the Annuitization Commencement Date at the time of application.  If no Annuitization Commencement Date is designated at the time of application, Nationwide will establish the Annuitization Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the Annuitization Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.  The Annuitization Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the contract owner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuitization Commencement Date, notify the contract owner of the impending Annuitization Commencement Date and give the contract owner the opportunity to defer the Annuitization Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuitization Commencement Date may have negative tax consequences (s ee "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs," "10% Lifetime Income Option," "7% Lifetime Income Option," and "5% Lifetime Income Option" ).   Consult a qualified tax advisor.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  If the contract owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the Annuitization Date, the Annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Static Asset Allocation Models is not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or less than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net

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        investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide (s ee "Operation of the Contract" ).

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant.  After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant.  No death benefit will be paid.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

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Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the contract owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.

A contract owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with

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regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that

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the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a

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motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October

16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-03330

Securities Act of 1933 Registration File No. 333-104512

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Appendix A: Underlying Mutual Funds
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees").
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

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Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2

Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

75

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

76

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II

Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

77

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

78

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

79

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»
Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

80

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

81

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

82

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

83

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

84

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

85

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with all optional benefits available on December 31, 20 10 (the maximum Variable Account charge of 2.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-800-848-6331, TDD 1-800-238-3035
writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
online at:	www.nationwide.com

The following underlying mutual funds were added to the Variable Account effective May 1, 201 1 , therefore; no Condensed Financial Information is available:

Nationwide Variable Insurance Trust
•	American Century NVIT Growth Fund: Class II

PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.500366	13.853680	10.83%	5,656	2010
	10.571782	12.500366	18.24%	5,741	2009
	18.144090	10.571782	-41.73%	5,922	2008
	17.612985	18.144090	3.02%	11,310	2007
	15.323276	17.612985	14.94%	11,265	2006
	14.910135	15.323276	2.77%	13,359	2005
	13.644490	14.910135	9.28%	14,930	2004
	10.000000	13.644490	36.44%	2,368	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.899440	22.262631	24.38%	57,578	2010
	12.770620	17.899440	40.16%	34,311	2009
	20.230378	12.770620	-36.87%	14,992	2008
	20.282891	20.230378	-0.26%	1,825	2007
	18.076044	20.282891	12.21%	1,843	2006
	17.252945	18.076044	4.77%	1,911	2005
	14.747238	17.252945	16.99%	2,751	2004
	10.000000	14.747238	47.47%	1,254	2003*

86

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.100594	12.497477	3.28%	491,781	2010
	11.174654	12.100594	8.29%	377,266	2009
	11.557301	11.174654	-3.31%	197,070	2008
	10.744215	11.557301	7.57%	114,503	2007
	10.764197	10.744215	-0.19%	103,664	2006
	10.786832	10.764197	-0.21%	83,724	2005
	10.376039	10.786832	3.96%	36,273	2004
	10.000000	10.376039	3.76%	888	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.702518	14.210230	11.87%	554	2010
	10.977647	12.702518	15.71%	597	2009
	17.118633	10.977647	-35.87%	650	2008
	17.501112	17.118633	-2.19%	2,436	2007
	15.248165	17.501112	14.78%	2,472	2006
	14.848231	15.248165	2.69%	2,514	2005
	13.424590	14.848231	10.60%	2,559	2004
	10.000000	13.424590	34.25%	1,580	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.969492	13.991845	16.90%	156,980	2010
	9.385566	11.969492	27.53%	117,177	2009
	12.654442	9.385566	-25.83%	62,806	2008
	13.201290	12.654442	-4.14%	45,745	2007
	11.175422	13.201290	18.13%	21,204	2006
	10.000000	11.175422	11.75%	4,836	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.035254	12.978965	7.84%	514,898	2010
	10.000000	12.035254	20.35%	218544	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.760592	20.720623	23.63%	112,539	2010
	13.644443	16.760592	22.84%	57,584	2009
	20.102320	13.644443	-32.13%	33,527	2008
	20.597299	20.102320	-2.40%	28,474	2007
	18.322676	20.597299	12.41%	31,107	2006
	17.390155	18.322676	5.36%	25,651	2005
	14.521723	17.390155	19.75%	12,320	2004
	10.000000	14.521723	45.22%	273	2003*

87

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.140125	14.787085	12.53%	153,824	2010
	10.610643	13.140125	23.84%	151,239	2009
	17.230487	10.610643	-38.42%	118,808	2008
	16.705238	17.230487	3.14%	105,879	2007
	14.757838	16.705238	13.20%	92,999	2006
	14.382267	14.757838	2.61%	72,780	2005
	13.265137	14.382267	8.42%	38,967	2004
	10.000000	13.265137	32.65%	2,338	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.228460	14.952491	13.03%	81,040	2010
	11.015450	13.228460	20.09%	62,040	2009
	15.953656	11.015450	-30.95%	44,436	2008
	15.198002	15.953656	4.97%	38,292	2007
	13.310580	15.198002	14.18%	51,956	2006
	13.011223	13.310580	2.30%	32,641	2005
	12.636845	13.011223	2.96%	19,313	2004
	10.000000	12.636845	26.37%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.416903	13.388778	28.53%	518	2010
	8.430458	10.416903	23.56%	441	2009
	13.789376	8.430458	-38.86%	290	2008
	15.821007	13.789376	-12.84%	290	2007
	15.554423	15.821007	1.71%	290	2006
	14.997346	15.554423	3.71%	555	2005
	13.746125	14.997346	9.10%	768	2004
	10.000000	13.746125	37.46%	290	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.808384	14.221336	11.03%	0	2010
	11.509681	12.808384	11.28%	0	2009
	16.656504	11.509681	-30.90%	0	2008
	15.463850	16.656504	7.71%	0	2007
	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	0	2003*

88

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.644119	12.387889	6.39%	124,631	2010
	9.863406	11.644119	18.05%	142,580	2009
	10.859284	9.863406	-9.17%	147,285	2008
	10.513347	10.859284	3.29%	169,012	2007
	10.296493	10.513347	2.11%	135,386	2006
	10.376971	10.296493	-0.78%	107,568	2005
	10.222441	10.376971	1.51%	32,420	2004
	10.000000	10.222441	2.22%	6,380	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.956998	12.115952	10.58%	182,983	2010
	8.996925	10.956998	21.79%	164,799	2009
	12.237236	8.996925	-26.48%	48,979	2008
	11.488747	12.237236	6.51%	18,713	2007
	10.670550	11.488747	7.67%	21,651	2006
	10.000000	10.670550	6.71%	909	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.852605	12.190669	12.33%	723,578	2010
	8.592820	10.852605	26.30%	551,215	2009
	13.015105	8.592820	-33.98%	265,376	2008
	12.047375	13.015105	8.03%	199,962	2007
	10.976545	12.047375	9.76%	117,671	2006
	10.000000	10.976545	9.77%	88,120	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.601792	12.071604	13.86%	42,538	2010
	8.225886	10.601792	28.88%	49,100	2009
	13.541827	8.225886	-39.26%	15,606	2008
	12.409354	13.541827	9.13%	32,390	2007
	11.184232	12.409354	10.95%	26,220	2006
	10.000000	11.184232	11.84%	21,638	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.222735	16.651031	17.07%	83,906	2010
	9.809426	14.222735	44.99%	90,858	2009
	21.898425	9.809426	-55.20%	74,473	2008
	15.304969	21.898425	43.08%	73,559	2007
	13.357393	15.304969	14.58%	56,123	2006
	10.000000	13.357393	33.57%	16,697	2005*

89

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.032263	14.714425	12.91%	339,049	2010
	10.212523	13.032263	27.61%	241,204	2009
	18.176748	10.212523	-43.82%	202,032	2008
	18.269816	18.176748	-0.51%	182,146	2007
	15.504390	18.269816	17.84%	155,265	2006
	14.947116	15.504390	3.73%	115,192	2005
	13.676909	14.947116	9.29%	59,804	2004
	10.000000	13.676909	36.77%	1,829	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.307758	14.978073	21.70%	138,430	2010
	9.789375	12.307758	25.73%	121,324	2009
	18.910316	9.789375	-48.23%	110,723	2008
	15.197310	18.910316	24.43%	84,871	2007
	14.513399	15.197310	4.71%	63,785	2006
	14.000748	14.513399	3.66%	42,058	2005
	13.818654	14.000748	1.32%	26,773	2004
	10.000000	13.818654	38.19%	615	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.861582	12.533669	5.67%	1,252,195	2010
	10.455436	11.861582	13.45%	1,697,557	2009
	11.023236	10.455436	-5.15%	1,457,926	2008
	10.780356	11.023236	2.25%	1,527,835	2007
	10.536024	10.780356	2.32%	573,993	2006
	10.523767	10.536024	0.12%	108,330	2005
	10.280466	10.523767	2.37%	42,181	2004
	10.000000	10.280466	2.80%	1,087	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.711886	26.163996	26.32%	321,582	2010
	15.084376	20.711886	37.31%	320,254	2009
	25.422593	15.084376	-40.67%	249,074	2008
	22.436487	25.422593	13.31%	230,176	2007
	20.315297	22.436487	10.44%	195,611	2006
	17.519636	20.315297	15.96%	147,988	2005
	14.304553	17.519636	22.48%	79,588	2004
	10.000000	14.304553	43.05%	3,470	2003*

90

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.425249	19.317013	10.86%	1,594	2010
	14.051348	17.425249	24.01%	1,594	2009
	25.521269	14.051348	-44.94%	1,594	2008
	22.193606	25.521269	14.99%	1,594	2007
	19.179150	22.193606	15.72%	1,746	2006
	16.433121	19.179150	16.71%	2,702	2005
	14.760564	16.433121	11.33%	2,702	2004
	10.000000	14.760564	47.61%	1,040	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.669470	12.935952	10.85%	178,059	2010
	9.411523	11.669470	23.99%	169,372	2009
	17.089649	9.411523	-44.93%	145,582	2008
	14.860462	17.089649	15.00%	141,712	2007
	12.837627	14.860462	15.76%	124,438	2006
	11.003353	12.837627	16.67%	68,958	2005
	10.000000	11.003353	10.03%	33,488	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.304818	20.239014	24.13%	7,757	2010
	10.559959	16.304818	54.40%	8,282	2009
	22.064612	10.559959	-52.14%	9,584	2008
	21.300753	22.064612	3.59%	9,843	2007
	18.687545	21.300753	13.98%	12,936	2006
	18.568815	18.687545	0.64%	12,088	2005
	16.601913	18.568815	11.85%	6,098	2004
	10.000000	16.601913	66.02%	1,021	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	475,439	2010
	7.809563	10.404178	33.22%	442,502	2009
	11.299943	7.809563	-30.89%	342,705	2008
	11.085844	11.299943	1.93%	321,073	2007
	10.000000	11.085844	10.86%	46,305	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.237176	15.690609	18.53%	92,368	2010
	11.481566	13.237176	15.29%	107,533	2009
	16.030637	11.481566	-28.38%	124,663	2008
	16.768456	16.030637	-4.40%	143,427	2007
	14.571240	16.768456	15.08%	163,966	2006
	14.338735	14.571240	1.62%	151,473	2005
	13.147979	14.338735	9.06%	94,812	2004
	10.000000	13.147979	31.48%	2,163	2003*

91

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.188036	21.653562	25.98%	279,961	2010
	13.545032	17.188036	26.90%	427,776	2009
	20.582439	13.545032	-34.19%	92,577	2008
	21.461905	20.582439	-4.10%	86,628	2007
	18.672305	21.461905	14.94%	71,941	2006
	17.472125	18.672305	6.87%	55,135	2005
	14.370679	17.472125	21.58%	23,823	2004
	10.000000	14.370679	43.71%	1,964	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	146,115	2010
	6.578070	8.418116	27.97%	108,466	2009
	10.000000	6.578070	-34.22%	14,897	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.891739	18.348461	15.46%	72,243	2010
	9.369330	15.891739	69.61%	81,863	2009
	20.149958	9.369330	-53.50%	82,944	2008
	15.937169	20.149958	26.43%	97,624	2007
	12.655507	15.937169	25.93%	46,638	2006
	10.000000	12.655507	26.56%	19,495	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.479732	19.682940	6.51%	1,457	2010
	13.724837	18.479732	34.64%	1,983	2009
	23.430527	13.724837	-41.42%	2,501	2008
	20.657060	23.430527	13.43%	7,165	2007
	17.311415	20.657060	19.33%	8,415	2006
	15.992577	17.311415	8.25%	8,547	2005
	13.732826	15.992577	16.46%	16,720	2004
	10.000000	13.732826	37.33%	1,545	2003*

92

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.284976	14.149968	6.51%	293,037	2010
	9.855569	13.284976	34.80%	314,006	2009
	16.829070	9.855569	-41.44%	1,169,455	2008
	14.838451	16.829070	13.42%	824,880	2007
	12.433552	14.838451	19.34%	372,803	2006
	11.490111	12.433552	8.21%	126,372	2005
	10.000000	11.490111	14.90%	55,309	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.371916	16.150984	12.38%	127,766	2010
	12.324804	14.371916	16.61%	116,355	2009
	11.811239	12.324804	4.35%	100,374	2008
	10.828109	11.811239	9.08%	96,459	2007
	9.766142	10.828109	10.87%	54,451	2006
	10.000000	9.766142	-2.34%	15,005	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306003	3.06%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.280501	12.81%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.354626	12.852399	13.19%	25,470	2010
	9.573413	11.354626	18.61%	27,705	2009
	16.983818	9.573413	-43.63%	32,901	2008
	15.472600	16.983818	9.77%	30,461	2007
	14.847962	15.472600	4.21%	30,765	2006
	13.917742	14.847962	6.68%	14,617	2005
	13.321974	13.917742	4.47%	7,556	2004
	10.000000	13.321974	33.22%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.216979	17.712634	16.40%	48,205	2010
	10.907803	15.216979	39.51%	41,386	2009
	20.999070	10.907803	-48.06%	33,294	2008
	19.335577	20.999070	8.60%	24,578	2007
	16.927273	19.335577	14.23%	20,005	2006
	15.766901	16.927273	7.36%	17,574	2005
	13.921930	15.766901	13.25%	7,432	2004
	10.000000	13.921930	39.22%	0	2003*

93

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.825400	12.626540	6.77%	266,929	2010
	10.000000	11.825400	18.25%	95154	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.488254	16.452918	6.23%	1,417	2010
	12.552746	15.488254	23.39%	1,417	2009
	15.220939	12.552746	-17.53%	1,417	2008
	14.048292	15.220939	8.35%	0	2007
	12.949158	14.048292	8.49%	0	2006
	12.241351	12.949158	5.78%	0	2005
	11.505218	12.241351	6.40%	0	2004
	10.000000	11.505218	15.05%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.009002	18.840477	4.62%	169,048	2010
	12.553269	18.009002	43.46%	129,060	2009
	22.943703	12.553269	-45.29%	47,925	2008
	17.092574	22.943703	34.23%	16,741	2007
	15.942807	17.092574	7.21%	922	2006
	14.415779	15.942807	10.59%	842	2005
	12.437665	14.415779	15.90%	872	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.220911	12.21%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.081392	27.125789	22.84%	94,922	2010
	12.550541	22.081392	75.94%	254,341	2009
	26.730950	12.550541	-53.05%	284,942	2008
	21.245256	26.730950	25.82%	137,902	2007
	14.739596	21.245256	44.14%	80,479	2006
	11.363048	14.739596	29.72%	3,662	2005
	10.000000	11.363048	13.63%	1,702	2004*

94

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.496924	39.916616	22.83%	407	2010
	18.470555	32.496924	75.94%	407	2009
	39.355413	18.470555	-53.07%	702	2008
	31.292247	39.355413	25.77%	1,003	2007
	21.719936	31.292247	44.07%	1,003	2006
	16.754159	21.719936	29.64%	1,003	2005
	14.367666	16.754159	16.61%	1,003	2004
	10.000000	14.367666	43.68%	540	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.438590	14.808017	10.19%	27,657	2010
	9.833460	13.438590	36.66%	32,770	2009
	15.882140	9.833460	-38.08%	39,842	2008
	14.561211	15.882140	9.07%	49,543	2007
	13.811057	14.561211	5.43%	53,140	2006
	13.486320	13.811057	2.41%	58,958	2005
	12.594868	13.486320	7.08%	32,318	2004
	10.000000	12.594868	25.95%	3,653	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.362835	16.787166	9.27%	855,935	2010
	12.769555	15.362835	20.31%	972,282	2009
	19.324816	12.769555	-33.92%	184,111	2008
	18.282573	19.324816	5.70%	134,402	2007
	15.440964	18.282573	18.40%	87,397	2006
	14.760636	15.440964	4.61%	50,506	2005
	13.083772	14.760636	12.82%	21,737	2004
	10.000000	13.083772	30.84%	2,294	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	31,075	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.889402	10.229857	3.44%	575,554	2010
	8.881836	9.889402	11.34%	776,221	2009
	10.442362	8.881836	-14.94%	1,262,149	2008
	10.145287	10.442362	2.93%	1,271,687	2007
	9.909111	10.145287	2.38%	511,016	2006
	9.941633	9.909111	-0.33%	85,189	2005
	10.040481	9.941633	-0.98%	23,196	2004
	10.000000	10.040481	0.40%	3,302	2003*

95

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.010583	12.939609	17.52%	17,792	2010
	9.129398	11.010583	20.61%	19,250	2009
	15.352476	9.129398	-40.53%	20,963	2008
	15.547415	15.352476	-1.25%	20,564	2007
	15.034039	15.547415	3.41%	20,717	2006
	14.870180	15.034039	1.10%	14,657	2005
	13.528240	14.870180	9.92%	7,112	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.967155	15.652245	20.71%	52,482	2010
	10.042218	12.967155	29.13%	67,174	2009
	16.879012	10.042218	-40.50%	71,691	2008
	15.965747	16.879012	5.72%	1,270,266	2007
	14.291049	15.965747	11.72%	552,007	2006
	13.611475	14.291049	4.99%	32,795	2005
	12.229791	13.611475	11.30%	0	2004
	10.000000	12.229791	22.30%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.404567	13.790494	11.17%	404,534	2010
	10.000000	12.404567	24.05%	35608	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	16,350,938	2010
	7.506594	9.102112	21.25%	12,020,709	2009
	10.880072	7.506594	-31.01%	6,237,047	2008
	10.434128	10.880072	4.27%	3,010,520	2007
	10.000000	10.434128	4.34%	859,430	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	3,062,258	2010
	9.331593	10.282254	10.19%	2,280,381	2009
	10.538162	9.331593	-11.45%	984,279	2008
	10.416259	10.538162	1.17%	378,479	2007
	10.000000	10.416259	4.16%	48,099	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	512,318	2010
	7.258389	10.098290	39.13%	462,283	2009
	12.039659	7.258389	-39.71%	376,937	2008
	10.715931	12.039659	12.35%	261,888	2007
	10.000000	10.715931	7.16%	88,162	2006*

96

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	1,017,998	2010
	6.171929	8.415640	36.35%	910,188	2009
	11.260943	6.171929	-45.19%	841,001	2008
	10.243775	11.260943	9.93%	520,738	2007
	10.000000	10.243775	2.44%	163,222	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	4,090,698	2010
	5.948820	7.638486	28.40%	2,971,513	2009
	9.776234	5.948820	-39.15%	1,113,125	2008
	10.000000	9.776234	-2.24%	238,781	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.475127	16.092715	11.17%	9,839	2010
	10.091024	14.475127	43.45%	11,232	2009
	14.263038	10.091024	-29.25%	13,641	2008
	14.077197	14.263038	1.32%	17,043	2007
	12.953685	14.077197	8.67%	17,144	2006
	12.877246	12.953685	0.59%	17,214	2005
	11.904593	12.877246	8.17%	24,544	2004
	10.000000	11.904593	19.05%	28,638	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	84,649	2010
	8.105879	11.634011	43.53%	79,358	2009
	11.474465	8.105879	-29.36%	39,625	2008
	11.321282	11.474465	1.35%	43,514	2007
	10.418162	11.321282	8.67%	48,257	2006
	10.000000	10.418162	4.18%	31,801	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.655149	8.678463	13.37%	100,376	2010
	5.093703	7.655149	50.29%	59,569	2009
	10.000000	5.093703	-49.06%	14,737	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.872447	9.557223	21.40%	877,070	2010
	6.103951	7.872447	28.97%	1,544,686	2009
	10.000000	6.103951	-38.96%	1,824,934	2008*

97

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	35,913	2010
	6.337755	8.044836	26.94%	29,152	2009
	10.000000	6.337755	-36.62%	1,997	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	3,895,415	2010
	7.895368	9.294787	17.72%	2,229,026	2009
	10.000000	7.895368	-21.05%	419,535	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	11,929,153	2010
	7.175372	8.753321	21.99%	6,737,424	2009
	10.000000	7.175372	-28.25%	794,625	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	2,181,267	2010
	9.042194	10.040691	11.04%	1,058,327	2009
	10.000000	9.042194	-9.58%	99,865	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	9,993,060	2010
	7.532112	9.024479	19.81%	5,424,838	2009
	10.000000	7.532112	-24.68%	756,654	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	3,493,256	2010
	6.813408	8.473381	24.36%	2,766,615	2009
	10.000000	6.813408	-31.87%	1,618,458	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	1,944,355	2010
	8.274211	9.566746	15.62%	1,224,580	2009
	10.000000	8.274211	-17.26%	196,509	2008*

98

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	419,285	2010
	9.807050	10.463248	6.69%	651,015	2009
	10.000000	9.807050	-1.93%	12,287	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	215,818	2010
	9.812853	11.225826	14.40%	67,028	2009
	10.000000	9.812853	-1.87%	1,259	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.429811	36.932972	13.89%	849	2010
	20.238876	32.429811	60.24%	849	2009
	48.966528	20.238876	-58.67%	849	2008
	34.329087	48.966528	42.64%	849	2007
	25.630840	34.329087	33.94%	849	2006
	19.712603	25.630840	30.02%	849	2005
	16.659025	19.712603	18.33%	866	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.402636	22.092277	13.86%	102,507	2010
	12.108847	19.402636	60.24%	92,309	2009
	29.250342	12.108847	-58.60%	70,106	2008
	20.470158	29.250342	42.89%	71,083	2007
	15.256471	20.470158	34.17%	59,144	2006
	11.719770	15.256471	30.18%	44,989	2005
	10.000000	11.719770	17.20%	26,680	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.800022	12.147918	2.95%	926,827	2010
	11.695753	11.800022	0.89%	1,426,562	2009
	11.050957	11.695753	5.83%	1,591,698	2008
	10.497385	11.050957	5.27%	1,347,968	2007
	10.338406	10.497385	1.54%	557,369	2006
	10.189502	10.338406	1.46%	86,796	2005
	10.043359	10.189502	1.46%	22,084	2004
	10.000000	10.043359	0.43%	744	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.923092	7.686505	11.03%	217,601	2010
	5.443293	6.923092	27.19%	215,332	2009
	10.000000	5.443293	-45.57%	25,777	2008*

99

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	55,577	2010
	6.510364	8.226406	26.36%	48,745	2009
	11.644002	6.510364	-44.09%	36,462	2008
	10.835236	11.644002	7.46%	11,808	2007
	10.000000	10.835236	8.35%	4,723	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.095973	17.001736	12.62%	452,820	2010
	12.078766	15.095973	24.98%	358,564	2009
	19.466359	12.078766	-37.95%	178,463	2008
	18.700744	19.466359	4.09%	240,846	2007
	16.285762	18.700744	14.83%	258,711	2006
	15.356948	16.285762	6.05%	217,961	2005
	13.707728	15.356948	12.03%	95,345	2004
	10.000000	13.707728	37.08%	1,984	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.503903	12.411964	7.89%	870,876	2010
	10.000000	11.503903	15.04%	349850	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.061576	13.276309	10.07%	2,593,691	2010
	10.000000	12.061576	20.62%	1241082	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.959774	12.442939	4.04%	1,450,079	2010
	11.159036	11.959774	7.18%	1,154,356	2009
	12.085719	11.159036	-7.67%	518,679	2008
	11.673956	12.085719	3.53%	435,001	2007
	11.191464	11.673956	4.31%	310,529	2006
	11.025641	11.191464	1.50%	369,029	2005
	10.723133	11.025641	2.82%	317,539	2004
	10.000000	10.723133	7.23%	24,714	2003*

100

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.635381	14.858981	8.97%	5,389,223	2010
	11.649125	13.635381	17.05%	4,053,091	2009
	15.437685	11.649125	-24.54%	2,161,576	2008
	14.872451	15.437685	3.80%	1,862,090	2007
	13.593344	14.872451	9.41%	1,366,364	2006
	13.132916	13.593344	3.51%	861,297	2005
	12.203108	13.132916	7.62%	463,596	2004
	10.000000	12.203108	22.03%	15,603	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.605638	16.191935	10.86%	2,301,148	2010
	11.950716	14.605638	22.22%	2,298,916	2009
	17.729297	11.950716	-32.59%	1,912,568	2008
	17.001173	17.729297	4.28%	1,574,411	2007
	15.106544	17.001173	12.54%	925,832	2006
	14.359307	15.106544	5.20%	262,657	2005
	13.038300	14.359307	10.13%	183,968	2004
	10.000000	13.038300	30.38%	2,862	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.867974	13.719595	6.62%	1,397,388	2010
	11.432441	12.867974	12.56%	1,153,558	2009
	13.696706	11.432441	-16.53%	668,566	2008
	13.170301	13.696706	4.00%	577,550	2007
	12.362921	13.170301	6.53%	487,133	2006
	12.042290	12.362921	2.66%	323,178	2005
	11.437925	12.042290	5.28%	170,274	2004
	10.000000	11.437925	14.38%	18,165	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.133429	21.244633	24.00%	86,245	2010
	12.751660	17.133429	34.36%	83,414	2009
	20.427933	12.751660	-37.58%	45,377	2008
	19.332334	20.427933	5.67%	30,626	2007
	17.905052	19.332334	7.97%	21,368	2006
	16.256166	17.905052	10.14%	18,512	2005
	14.296525	16.256166	13.71%	18,996	2004
	10.000000	14.296525	42.97%	1,828	2003*

101

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.301295	10.121033	-1.75%	2,037,529	2010
	10.480380	10.301295	-1.71%	1,607,830	2009
	10.452394	10.480380	0.27%	768,769	2008
	10.152993	10.452394	2.95%	711,569	2007
	9.885496	10.152993	2.71%	294,853	2006
	9.799630	9.885496	0.88%	183,812	2005
	9.893901	9.799630	-0.95%	50,182	2004
	10.000000	9.893901	-1.06%	34,800	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.041376	13.083288	8.65%	271,292	2010
	9.853499	12.041376	22.20%	224,969	2009
	12.125745	9.853499	-18.74%	121,711	2008
	11.797281	12.125745	2.78%	94,129	2007
	11.452724	11.797281	3.01%	50,630	2006
	11.407467	11.452724	0.40%	33,886	2005
	10.898535	11.407467	4.67%	8,694	2004
	10.000000	10.898535	8.99%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.093736	9.050027	11.82%	985,664	2010
	6.052492	8.093736	33.73%	1,499,012	2009
	10.000000	6.052492	-39.48%	1,605,244	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.444525	15.028489	4.04%	0	2010
	11.352016	14.444525	27.24%	0	2009
	21.589059	11.352016	-47.42%	0	2008
	21.396244	21.589059	0.90%	816	2007
	17.790715	21.396244	20.27%	816	2006
	16.197590	17.790715	9.84%	816	2005
	13.738380	16.197590	17.90%	816	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.218016	10.626678	4.00%	319,338	2010
	8.031437	10.218016	27.23%	270,200	2009
	15.266276	8.031437	-47.39%	692,819	2008
	15.131435	15.266276	0.89%	777,542	2007
	12.581194	15.131435	20.27%	274,019	2006
	11.453079	12.581194	9.85%	51,039	2005
	10.000000	11.453079	14.53%	12,421	2004*

102

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.988688	9.054459	13.34%	526,366	2010
	6.285917	7.988688	27.09%	958,399	2009
	10.000000	6.285917	-37.14%	10,425	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	137,317	2010
	6.274075	7.854021	25.18%	136,800	2009
	10.000000	6.274075	-37.26%	12,252	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.714076	9.585284	24.26%	616,327	2010
	6.196535	7.714076	24.49%	895,771	2009
	10.000000	6.196535	-38.03%	580,177	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	601,843	2010
	6.678536	8.560970	28.19%	888,140	2009
	10.000000	6.678536	-33.21%	1,171,386	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.544128	14.189699	22.92%	38,785	2010
	9.238210	11.544128	24.96%	28,215	2009
	17.587905	9.238210	-47.47%	30,881	2008
	16.349615	17.587905	7.57%	47,627	2007
	16.157720	16.349615	1.19%	31,218	2006
	15.263895	16.157720	5.86%	25,778	2005
	13.727977	15.263895	11.19%	10,870	2004
	10.000000	13.727977	37.28%	956	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.715464	20.771140	24.26%	22,832	2010
	13.517550	16.715464	23.66%	27,747	2009
	20.323216	13.517550	-33.49%	22,938	2008
	22.299337	20.323216	-8.86%	22,334	2007
	19.381755	22.299337	15.05%	17,786	2006
	19.192160	19.381755	0.99%	14,966	2005
	16.696167	19.192160	14.95%	20,664	2004
	10.000000	16.696167	66.96%	698	2003*

103

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.526315	20.293371	22.79%	40,600	2010
	12.512624	16.526315	32.08%	48,370	2009
	20.659969	12.512624	-39.44%	136,633	2008
	20.638995	20.659969	0.10%	113,624	2007
	18.796627	20.638995	9.80%	104,574	2006
	17.079751	18.796627	10.05%	32,692	2005
	14.634859	17.079751	16.71%	22,781	2004
	10.000000	14.634859	46.35%	768	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.402068	13.796466	11.24%	583,772	2010
	10.053611	12.402068	23.36%	977,649	2009
	17.525749	10.053611	-42.64%	1,213,908	2008
	16.534481	17.525749	6.00%	995,030	2007
	14.839520	16.534481	11.42%	412,222	2006
	14.109763	14.839520	5.17%	8,386	2005
	13.111059	14.109763	7.62%	5,959	2004
	10.000000	13.111059	31.11%	6,009	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.138633	9.105436	27.55%	188,777	2010
	5.567096	7.138633	28.23%	212,464	2009
	10.000000	5.567096	-44.33%	12,966	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	272,573	2010
	9.826970	10.341446	5.24%	265,263	2009
	10.000000	9.826970	-1.73%	25,675	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.259947	14.492164	9.29%	8,119	2010
	10.000000	13.259947	32.60%	1409	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.885329	13.738189	6.62%	574,718	2010
	10.000000	12.885329	28.85%	4354	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.881784	13.459684	4.49%	783,848	2010
	10.000000	12.881784	28.82%	1185560	2009*

104

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.495264	15.307241	13.43%	431,706	2010
	10.708491	13.495264	26.02%	375,322	2009
	17.361358	10.708491	-38.32%	438,030	2008
	18.145324	17.361358	-4.32%	842,114	2007
	15.981000	18.145324	13.54%	457,159	2006
	15.646565	15.981000	2.14%	107,315	2005
	13.601345	15.646565	15.04%	44,637	2004
	10.000000	13.601345	36.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.437950	14.135150	13.65%	105,163	2010
	9.082697	12.437950	36.94%	126,669	2009
	15.497557	9.082697	-41.39%	150,235	2008
	14.873968	15.497557	4.19%	160,986	2007
	12.894589	14.873968	15.35%	171,349	2006
	11.507127	12.894589	12.06%	105,432	2005
	10.000000	11.507127	15.07%	36,056	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.071417	21.680358	13.68%	1,733	2010
	13.929309	19.071417	36.92%	1,733	2009
	23.760837	13.929309	-41.38%	1,973	2008
	22.799883	23.760837	4.21%	5,711	2007
	19.771731	22.799883	15.32%	5,711	2006
	17.642303	19.771731	12.07%	5,711	2005
	15.104878	17.642303	16.80%	5,711	2004
	10.000000	15.104878	51.05%	402	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.486511	2.791629	12.27%	14,987	2010
	2.001939	2.486511	24.21%	23,623	2009
	9.535678	2.001939	-79.01%	16,590	2008
	10.000000	9.535678	-4.64%	8,296	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.534524	3.974192	12.44%	8,673	2010
	2.856265	3.534524	23.75%	11,441	2009
	13.568598	2.856265	-78.95%	14,718	2008
	13.876681	13.568598	-2.22%	24,177	2007
	12.930195	13.876681	7.32%	33,325	2006
	12.901188	12.930195	0.22%	28,021	2005
	12.076446	12.901188	6.83%	16,095	2004
	10.000000	12.076446	20.76%	912	2003*

105

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.752848	14.512770	13.80%	650,460	2010
	10.141101	12.752848	25.75%	988,644	2009
	16.818258	10.141101	-39.70%	1,094,547	2008
	16.437065	16.818258	2.32%	956,504	2007
	14.577583	16.437065	12.76%	494,144	2006
	14.030984	14.577583	3.90%	60,397	2005
	13.084249	14.030984	7.24%	24,084	2004
	10.000000	13.084249	30.84%	2,029	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.016614	20.573839	20.90%	56,932	2010
	12.652987	17.016614	34.49%	55,759	2009
	20.773571	12.652987	-39.09%	348,365	2008
	21.444172	20.773571	-3.13%	231,883	2007
	19.034924	21.444172	12.66%	106,522	2006
	17.657508	19.034924	7.80%	13,085	2005
	15.079668	17.657508	17.09%	6,947	2004
	10.000000	15.079668	50.80%	73	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.837712	11.646011	7.46%	85,629	2010
	10.000000	10.837712	8.38%	36039	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.916941	11.282116	3.35%	733,051	2010
	10.000000	10.916941	9.17%	676572	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.192638	12.578016	12.38%	5,315	2010
	8.775762	11.192638	27.54%	5,465	2009
	14.570845	8.775762	-39.77%	6,866	2008
	15.785091	14.570845	-7.69%	6,432	2007
	13.860142	15.785091	13.89%	8,355	2006
	13.405421	13.860142	3.39%	8,283	2005
	12.279684	13.405421	9.17%	2,011	2004
	10.000000	12.279684	22.80%	0	2003*

106

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.340444	15.502307	8.10%	906	2010
	11.711052	14.340444	22.45%	912	2009
	21.267332	11.711052	-44.93%	919	2008
	19.976776	21.267332	6.46%	926	2007
	15.918898	19.976776	25.49%	952	2006
	14.440241	15.918898	10.24%	980	2005
	12.648853	14.440241	14.16%	1,010	2004
	10.000000	12.648853	26.49%	526	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.431125	15.940852	18.69%	2,903	2010
	8.340797	13.431125	61.03%	1,885	2009
	13.482437	8.340797	-38.14%	245	2008
	13.005932	13.482437	3.66%	245	2007
	12.554562	13.005932	3.60%	2,573	2006
	12.089308	12.554562	3.85%	2,604	2005
	11.715038	12.089308	3.19%	2,631	2004
	10.000000	11.715038	17.15%	245	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.512665	5.13%	782	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.483703	11.006698	4.99%	116,735	2010
	9.755312	10.483703	7.47%	136,369	2009
	11.088437	9.755312	-12.02%	800,761	2008
	10.727232	11.088437	3.37%	1,075,069	2007
	10.542363	10.727232	1.75%	435,666	2006
	10.323495	10.542363	2.12%	68,579	2005
	10.096155	10.323495	2.25%	10,234	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.176215	19.597902	7.82%	0	2010
	14.218283	18.176215	27.84%	0	2009
	17.021413	14.218283	-16.47%	0	2008
	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	174	2004
	10.000000	12.552802	25.53%	177	2003*

107

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.777838	17.78%	11,922	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.825400	12.626540	6.77%	266,929	2010
	10.000000	11.825400	18.25%	95154	2009

108

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.733687	12.884981	9.81%	0	2010
	10.015167	11.733687	17.16%	0	2009
	17.348200	10.015167	-42.27%	0	2008
	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	442	2004
	10.000000	13.535030	35.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.801811	20.706273	23.24%	0	2010
	12.098348	16.801811	38.88%	0	2009
	19.343103	12.098348	-37.45%	0	2008
	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004
	10.000000	14.628993	46.29%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.345677	11.610498	2.33%	0	2010
	10.574369	11.345677	7.29%	0	2009
	11.037569	10.574369	-4.20%	60	2008
	10.356434	11.037569	6.58%	60	2007
	10.471354	10.356434	-1.10%	63	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004
	10.000000	10.280991	2.81%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.923509	13.216712	10.85%	0	2010
	10.399715	11.923509	14.65%	0	2009
	16.367713	10.399715	-36.46%	0	2008
	16.889015	16.367713	-3.09%	735	2007
	14.850460	16.889015	13.73%	735	2006
	14.594228	14.850460	1.76%	735	2005
	13.316868	14.594228	9.59%	735	2004
	10.000000	13.316868	33.17%	0	2003*

109

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.466307	13.280973	15.83%	0	2010
	9.074130	11.466307	26.36%	0	2009
	12.347868	9.074130	-26.51%	0	2008
	13.001262	12.347868	-5.03%	0	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.961550	12.781404	6.85%	3,568	2010
	10.000000	11.961550	19.62%	114	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.732763	19.271990	22.50%	0	2010
	12.926171	15.732763	21.71%	0	2009
	19.220612	12.926171	-32.75%	0	2008
	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004
	10.000000	14.405303	44.05%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.334286	13.753230	11.50%	484	2010
	10.052012	12.334286	22.70%	197	2009
	16.474665	10.052012	-38.99%	282	2008
	16.120936	16.474665	2.19%	282	2007
	14.372917	16.120936	12.16%	286	2006
	14.136241	14.372917	1.67%	197	2005
	13.158718	14.136241	7.43%	657	2004
	10.000000	13.158718	31.59%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.417294	13.907186	12.00%	0	2010
	10.435558	12.417294	18.99%	0	2009
	15.253779	10.435558	-31.59%	0	2008
	14.666356	15.253779	4.01%	0	2007
	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	282	2005
	12.535430	12.788595	2.02%	282	2004
	10.000000	12.535430	25.35%	0	2003*

110

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.777906	12.452523	27.35%	0	2010
	7.986507	9.777906	22.43%	0	2009
	13.184376	7.986507	-39.42%	0	2008
	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004
	10.000000	13.635887	36.36%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.022904	13.227041	10.02%	0	2010
	10.903753	12.022904	10.26%	0	2009
	15.925809	10.903753	-31.53%	0	2008
	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004
	10.000000	12.823482	28.23%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.930147	11.521821	5.41%	0	2010
	9.344153	10.930147	16.97%	0	2009
	10.382725	9.344153	-10.00%	0	2008
	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	612	2004
	10.000000	10.140286	1.40%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.496455	11.500466	9.57%	0	2010
	8.698428	10.496455	20.67%	0	2009
	11.940771	8.698428	-27.15%	0	2008
	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.396428	11.571376	11.30%	0	2010
	8.307712	10.396428	25.14%	0	2009
	12.699822	8.307712	-34.58%	0	2008
	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

111

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.156056	11.458247	12.82%	0	2010
	7.952901	10.156056	27.70%	0	2009
	13.213786	7.952901	-39.81%	0	2008
	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.624560	15.804760	16.00%	358	2010
	9.483779	13.624560	43.66%	358	2009
	21.368031	9.483779	-55.62%	358	2008
	15.073090	21.368031	41.76%	358	2007
	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.232942	13.685529	11.87%	427	2010
	9.674800	12.232942	26.44%	420	2009
	17.379418	9.674800	-44.33%	420	2008
	17.630810	17.379418	-1.43%	404	2007
	15.099993	17.630810	16.76%	414	2006
	14.691423	15.099993	2.78%	419	2005
	13.567190	14.691423	8.29%	863	2004
	10.000000	13.567190	35.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.552863	13.930779	20.58%	1,664	2010
	9.273896	11.552863	24.57%	1,321	2009
	18.080797	9.273896	-48.71%	1,321	2008
	14.665658	18.080797	23.29%	0	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004
	10.000000	13.707815	37.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.134285	11.657420	4.70%	2,003	2010
	9.905045	11.134285	12.41%	6,618	2009
	10.539507	9.905045	-6.02%	6,168	2008
	10.403072	10.539507	1.31%	7,588	2007
	10.261016	10.403072	1.38%	7,767	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004
	10.000000	10.197847	1.98%	0	2003*

112

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.442007	24.335175	25.17%	2,701	2010
	14.290365	19.442007	36.05%	2,218	2009
	24.307630	14.290365	-41.21%	2,367	2008
	21.651876	24.307630	12.27%	2,371	2007
	19.785626	21.651876	9.43%	2,678	2006
	17.220038	19.785626	14.90%	1,601	2005
	14.189813	17.220038	21.35%	915	2004
	10.000000	14.189813	41.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.356690	17.966567	9.84%	0	2010
	13.311683	16.356690	22.87%	0	2009
	24.401994	13.311683	-45.45%	0	2008
	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004
	10.000000	14.642203	46.42%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.076852	12.166701	9.84%	2,125	2010
	9.016207	11.076852	22.85%	2,125	2009
	16.523620	9.016207	-45.43%	2,125	2008
	14.501802	16.523620	13.94%	1,395	2007
	12.643261	14.501802	14.70%	1,395	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.304798	18.823895	22.99%	511	2010
	10.003946	15.304798	52.99%	567	2009
	21.096918	10.003946	-52.58%	642	2008
	20.555897	21.096918	2.63%	1,295	2007
	18.200291	20.555897	12.94%	1,335	2006
	18.251327	18.200291	-0.28%	1,755	2005
	16.468875	18.251327	10.82%	425	2004
	10.000000	16.468875	64.69%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.058799	11.033388	9.69%	0	2010
	7.620063	10.058799	32.00%	0	2009
	11.127825	7.620063	-31.52%	0	2008
	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

113

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.425361	14.593573	17.45%	1,429	2010
	10.877105	12.425361	14.23%	2,537	2009
	15.327413	10.877105	-29.03%	2,621	2008
	16.181933	15.327413	-5.28%	4,410	2007
	14.191162	16.181933	14.03%	4,775	2006
	14.093437	14.191162	0.69%	4,072	2005
	13.042504	14.093437	8.06%	3,148	2004
	10.000000	13.042504	30.43%	1,187	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.133884	20.139584	24.83%	560	2010
	12.831931	16.133884	25.73%	1,621	2009
	19.679634	12.831931	-34.80%	150	2008
	20.711387	19.679634	-4.98%	1,708	2007
	18.185458	20.711387	13.89%	1,717	2006
	17.173368	18.185458	5.89%	1,400	2005
	14.255449	17.173368	20.47%	0	2004
	10.000000	14.255449	42.55%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.289909	8.897898	7.33%	6,208	2010
	6.537747	8.289909	26.80%	6,249	2009
	10.000000	6.537747	-34.62%	6,082	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.223755	17.416461	14.40%	699	2010
	9.058403	15.223755	68.06%	699	2009
	19.662006	9.058403	-53.93%	699	2008
	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.346636	18.306995	5.54%	0	2010
	13.002374	17.346636	33.41%	0	2009
	22.402855	13.002374	-41.96%	0	2008
	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004
	10.000000	13.622650	36.23%	0	2003*

114

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.610495	13.308661	5.54%	419	2010
	9.441676	12.610495	33.56%	464	2009
	16.271712	9.441676	-41.97%	3,697	2008
	14.480350	16.271712	12.37%	2,266	2007
	12.245306	14.480350	18.25%	1,865	2006
	11.420446	12.245306	7.22%	2,011	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.768040	15.330744	11.35%	2,090	2010
	11.916053	13.768040	15.54%	2,090	2009
	11.525076	11.916053	3.39%	2,090	2008
	10.663948	11.525076	8.08%	2,090	2007
	9.706720	10.663948	9.86%	2,090	2006
	10.000000	9.706720	-2.93%	1,473	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.290424	2.90%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.263489	12.63%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.658249	11.953754	12.15%	0	2010
	9.069330	10.658249	17.52%	0	2009
	16.238733	9.069330	-44.15%	0	2008
	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004
	10.000000	13.215099	32.15%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.283685	16.474149	15.34%	0	2010
	10.333441	14.283685	38.23%	0	2009
	20.077888	10.333441	-48.53%	0	2008
	18.659240	20.077888	7.60%	0	2007
	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004
	10.000000	13.810248	38.10%	0	2003*

115

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.752990	12.434374	5.80%	3,590	2010
	10.000000	11.752990	17.53%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.538633	15.302770	5.26%	0	2010
	11.891972	14.538633	22.26%	0	2009
	14.553136	11.891972	-18.29%	0	2008
	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004
	10.000000	11.412832	14.13%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.904640	17.523245	3.66%	327	2010
	11.892354	16.904640	42.15%	66	2009
	21.937357	11.892354	-45.79%	0	2008
	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	476	2004
	10.000000	12.337835	23.38%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.152717	11.53%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.960280	25.513084	21.72%	1,567	2010
	12.023409	20.960280	74.33%	1,479	2009
	25.845963	12.023409	-53.48%	1,479	2008
	20.732706	25.845963	24.66%	1,479	2007
	14.516527	20.732706	42.82%	1,147	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

116

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.504477	37.126604	21.71%	0	2010
	17.498298	30.504477	74.33%	0	2009
	37.629937	17.498298	-53.50%	0	2008
	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004
	10.000000	14.252430	42.52%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.652058	6.52%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.614430	13.772664	9.18%	0	2010
	9.315713	12.614430	35.41%	0	2009
	15.185392	9.315713	-38.65%	0	2008
	14.051817	15.185392	8.07%	0	2007
	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	138	2005
	12.493813	13.255587	6.10%	138	2004
	10.000000	12.493813	24.94%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.420816	15.613586	8.27%	1,816	2010
	12.097353	14.420816	19.21%	3,023	2009
	18.477195	12.097353	-34.53%	0	2008
	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	264	2006
	14.508110	15.038216	3.65%	264	2005
	12.978767	14.508110	11.78%	385	2004
	10.000000	12.978767	29.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.282994	9.514627	2.50%	1,419	2010
	8.414262	9.282994	10.32%	4,650	2009
	9.984124	8.414262	-15.72%	7,488	2008
	9.790239	9.984124	1.98%	7,941	2007
	9.650484	9.790239	1.45%	12,685	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004
	10.000000	9.959809	-0.40%	0	2003*

117

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.335255	12.034867	16.44%	0	2010
	8.648715	10.335255	19.50%	0	2009
	14.678927	8.648715	-41.08%	0	2008
	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004
	10.000000	13.419708	34.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.195172	14.585726	19.60%	364	2010
	9.531696	12.195172	27.94%	364	2009
	16.169498	9.531696	-41.05%	501	2008
	15.436803	16.169498	4.75%	5,687	2007
	13.944950	15.436803	10.70%	4,806	2006
	13.404243	13.944950	4.03%	364	2005
	12.154906	13.404243	10.28%	0	2004
	10.000000	12.154906	21.55%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.328664	13.580649	10.16%	784	2010
	10.000000	12.328664	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.799821	9.596280	9.05%	12,864	2010
	7.324387	8.799821	20.14%	9,620	2009
	10.714302	7.324387	-31.64%	0	2008
	10.370661	10.714302	3.31%	0	2007
	10.000000	10.370661	3.71%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.940957	10.257288	3.18%	13,208	2010
	9.105233	9.940957	9.18%	8,247	2009
	10.377619	9.105233	-12.26%	0	2008
	10.352907	10.377619	0.24%	0	2007
	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.762915	10.578467	8.35%	1,592	2010
	7.082184	9.762915	37.85%	1,137	2009
	11.856247	7.082184	-40.27%	1,137	2008
	10.650753	11.856247	11.32%	1,137	2007
	10.000000	10.650753	6.51%	0	2006*

118

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.136030	9.361632	15.06%	3,154	2010
	6.022020	8.136030	35.10%	2,303	2009
	11.089323	6.022020	-45.70%	2,303	2008
	10.181429	11.089323	8.92%	2,303	2007
	10.000000	10.181429	1.81%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.453008	8.051973	8.04%	17,847	2010
	5.858027	7.453008	27.23%	13,672	2009
	9.716261	5.858027	-39.71%	1,892	2008
	10.000000	9.716261	-2.84%	1,892	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.587739	14.967844	10.16%	0	2010
	9.559860	13.587739	42.13%	0	2009
	13.637331	9.559860	-29.90%	0	2008
	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004
	10.000000	11.809019	18.09%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.145174	12.277822	10.16%	46	2010
	7.836979	11.145174	42.21%	65	2009
	11.196498	7.836979	-30.01%	0	2008
	11.149688	11.196498	0.42%	0	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.538388	8.467882	12.33%	0	2010
	5.062376	7.538388	48.91%	0	2009
	10.000000	5.062376	-49.38%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.752377	9.325359	20.29%	1,841	2010
	6.066437	7.752377	27.79%	6,493	2009
	10.000000	6.066437	-39.34%	7,593	2008*

119

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.922212	8.865909	11.91%	0	2010
	6.298845	7.922212	25.77%	0	2009
	10.000000	6.298845	-37.01%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.153230	9.838045	7.48%	9,388	2010
	7.846999	9.153230	16.65%	9,458	2009
	10.000000	7.846999	-21.53%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.619980	9.431342	9.41%	0	2010
	7.131377	8.619980	20.87%	0	2009
	10.000000	7.131377	-28.69%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.887876	10.280530	3.97%	0	2010
	8.986864	9.887876	10.03%	0	2009
	10.000000	8.986864	-10.13%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.887030	9.635412	8.42%	63,413	2010
	7.485944	8.887030	18.72%	0	2009
	10.000000	7.485944	-25.14%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.344275	9.204611	10.31%	7,125	2010
	6.771610	8.344275	23.22%	0	2009
	10.000000	6.771610	-32.28%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.421073	10.000050	6.15%	3,664	2010
	8.223539	9.421073	14.56%	0	2009
	10.000000	8.223539	-17.76%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.304036	10.710927	3.95%	1,415	2010
	9.747079	10.304036	5.71%	4,677	2009
	10.000000	9.747079	-2.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.055045	11.635401	5.25%	0	2010
	9.752854	11.055045	13.35%	0	2009
	10.000000	9.752854	-2.47%	0	2008*

120

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.441576	34.351589	12.84%	0	2010
	19.173609	30.441576	58.77%	0	2009
	46.820093	19.173609	-59.05%	0	2008
	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004
	10.000000	16.525546	65.26%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.417451	20.778718	12.82%	937	2010
	11.600227	18.417451	58.77%	942	2009
	28.282008	11.600227	-58.98%	927	2008
	19.976255	28.282008	41.58%	927	2007
	15.025566	19.976255	32.95%	649	2006
	11.648664	15.025566	28.99%	463	2005
	10.000000	11.648664	16.49%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.076507	11.298641	2.01%	1,330	2010
	11.080107	11.076507	-0.03%	5,434	2009
	10.565993	11.080107	4.87%	6,457	2008
	10.129990	10.565993	4.30%	6,903	2007
	10.068553	10.129990	0.61%	8,506	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004
	10.000000	9.962635	-0.37%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.817530	7.500056	10.01%	0	2010
	5.409864	6.817530	26.02%	0	2009
	10.000000	5.409864	-45.90%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.953071	8.315307	4.55%	0	2010
	6.352273	7.953071	25.20%	0	2009
	11.466568	6.352273	-44.60%	0	2008
	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

121

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.170243	15.813098	11.59%	7,113	2010
	11.442890	14.170243	23.83%	14,508	2009
	18.612502	11.442890	-38.52%	63,061	2008
	18.046687	18.612502	3.14%	79,577	2007
	15.861023	18.046687	13.78%	79,513	2006
	15.094263	15.861023	5.08%	85,540	2005
	13.597762	15.094263	11.01%	80,141	2004
	10.000000	13.597762	35.98%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.433441	12.223009	6.91%	0	2010
	10.000000	11.433441	14.33%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	11.987740	13.074275	9.06%	1,028	2010
	10.000000	11.987740	19.88%	1,038	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226422	11.572997	3.09%	0	2010
	10.571603	11.226422	6.19%	848	2009
	11.555396	10.571603	-8.51%	848	2008
	11.265452	11.555396	2.57%	848	2007
	10.899399	11.265452	3.36%	848	2006
	10.836897	10.899399	0.58%	848	2005
	10.636998	10.836897	1.88%	848	2004
	10.000000	10.636998	6.37%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.799254	13.820146	7.98%	22,496	2010
	11.035880	12.799254	15.98%	17,653	2009
	14.760406	11.035880	-25.23%	33,978	2008
	14.352141	14.760406	2.84%	46,897	2007
	13.238706	14.352141	8.41%	71,695	2006
	12.908186	13.238706	2.56%	71,267	2005
	12.105156	12.908186	6.63%	63,881	2004
	10.000000	12.105156	21.05%	50,631	2003*

122

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.710012	15.059948	9.85%	19,253	2010
	11.321592	13.710012	21.10%	31,697	2009
	16.951581	11.321592	-33.21%	53,983	2008
	16.406499	16.951581	3.32%	77,674	2007
	14.712506	16.406499	11.51%	78,039	2006
	14.113660	14.712506	4.24%	87,567	2005
	12.933688	14.113660	9.12%	78,270	2004
	10.000000	12.933688	29.34%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.078968	12.760470	5.64%	0	2010
	10.830646	12.078968	11.53%	0	2009
	13.095792	10.830646	-17.30%	0	2008
	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004
	10.000000	11.346082	13.46%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.082724	19.759372	22.86%	1,282	2010
	12.080328	16.082724	33.13%	1,282	2009
	19.531916	12.080328	-38.15%	1,324	2008
	18.656197	19.531916	4.69%	1,477	2007
	17.438149	18.656197	6.98%	197	2006
	15.978117	17.438149	9.14%	386	2005
	14.181875	15.978117	12.67%	648	2004
	10.000000	14.181875	41.82%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.666191	9.410052	-2.65%	476	2010
	9.925151	9.666191	-2.61%	10,904	2009
	9.990159	9.925151	-0.65%	10,904	2008
	9.794206	9.990159	2.00%	1,592	2007
	9.624080	9.794206	1.77%	4,075	2006
	9.628441	9.624080	-0.05%	753	2005
	9.810935	9.628441	-1.86%	0	2004
	10.000000	9.810935	-1.89%	0	2003*

123

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.303132	12.168708	7.66%	0	2010
	9.334824	11.303132	21.09%	0	2009
	11.593699	9.334824	-19.48%	0	2008
	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004
	10.000000	10.810989	8.11%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.970391	8.830572	10.79%	2,043	2010
	6.015336	7.970391	32.50%	6,270	2009
	10.000000	6.015336	-39.85%	4,932	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.584592	14.004450	3.09%	0	2010
	10.774956	13.584592	26.08%	0	2009
	20.681660	10.774956	-47.90%	0	2008
	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.654304	15.951095	16.82%	0	2004
	10.000000	13.654304	36.54%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.699064	9.994649	3.05%	0	2010
	7.694038	9.699064	26.06%	0	2009
	14.760578	7.694038	-47.87%	1,865	2008
	14.766245	14.760578	-0.04%	4,229	2007
	12.390705	14.766245	19.17%	3,426	2006
	11.383636	12.390705	8.85%	876	2005
	10.000000	11.383636	13.84%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.866930	8.834864	12.30%	1,125	2010
	6.247328	7.866930	25.92%	3,679	2009
	10.000000	6.247328	-37.53%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.734257	8.489146	9.76%	822	2010
	6.235533	7.734257	24.04%	855	2009
	10.000000	6.235533	-37.64%	0	2008*

124

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.596483	9.352823	23.12%	938	2010
	6.158477	7.596483	23.35%	2,478	2009
	10.000000	6.158477	-38.42%	2,316	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.430486	9.818541	16.46%	647	2010
	6.637541	8.430486	27.01%	2,238	2009
	10.000000	6.637541	-33.62%	3,677	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.836099	13.197553	21.79%	0	2010
	8.751781	10.836099	23.82%	0	2009
	16.816411	8.751781	-47.96%	0	2008
	15.777740	16.816411	6.58%	0	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004
	10.000000	13.617871	36.18%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.690344	19.318917	23.13%	0	2010
	12.805895	15.690344	22.52%	0	2009
	19.431739	12.805895	-34.10%	0	2008
	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004
	10.000000	16.562373	65.62%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.512831	18.874582	21.67%	86	2010
	11.853877	15.512831	30.87%	0	2009
	19.753773	11.853877	-39.99%	802	2008
	19.917218	19.753773	-0.82%	1,993	2007
	18.306537	19.917218	8.80%	1,759	2006
	16.787676	18.306537	9.05%	933	2005
	14.517509	16.787676	15.64%	0	2004
	10.000000	14.517509	45.18%	0	2003*

125

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.641432	12.831777	10.23%	1,303	2010
	9.524273	11.641432	22.23%	4,284	2009
	16.756955	9.524273	-43.16%	4,914	2008
	15.956119	16.756955	5.02%	4,511	2007
	14.452447	15.956119	10.40%	3,468	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004
	10.000000	13.005866	30.06%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.029492	8.884256	26.39%	481	2010
	5.532729	7.029492	27.05%	533	2009
	10.000000	5.532729	-44.67%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.184070	10.154102	-0.29%	0	2010
	9.766869	10.184070	4.27%	0	2009
	10.000000	9.766869	-2.33%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.178834	14.271687	8.29%	0	2010
	10.000000	13.178834	31.79%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.806508	13.529183	5.64%	2,773	2010
	10.000000	12.806508	28.07%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.802957	13.254889	3.53%	1,605	2010
	10.000000	12.802957	28.03%	3,794	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.667615	14.236975	12.39%	3,191	2010
	10.144665	12.667615	24.87%	2,549	2009
	16.599768	10.144665	-38.89%	3,660	2008
	17.510656	16.599768	-5.20%	8,395	2007
	15.564177	17.510656	12.51%	8,448	2006
	15.378922	15.564177	1.20%	2,552	2005
	13.492206	15.378922	13.98%	1,349	2004
	10.000000	13.492206	34.92%	0	2003*

126

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.806387	13.294651	12.61%	0	2010
	8.701218	11.806387	35.69%	0	2009
	14.984275	8.701218	-41.93%	0	2008
	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.901975	20.164747	12.64%	0	2010
	13.196085	17.901975	35.66%	0	2009
	22.718743	13.196085	-41.92%	0	2008
	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004
	10.000000	14.983757	49.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.426096	2.698867	11.24%	0	2010
	1.971341	2.426096	23.07%	0	2009
	9.477174	1.971341	-79.20%	0	2008
	10.000000	9.477174	-5.23%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.317670	3.696203	11.41%	0	2010
	2.705799	3.317670	22.61%	0	2009
	12.973259	2.705799	-79.14%	0	2008
	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004
	10.000000	11.979498	19.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.970740	13.498076	12.76%	1,823	2010
	9.607194	11.970740	24.60%	4,810	2009
	16.080517	9.607194	-40.26%	4,734	2008
	15.862146	16.080517	1.38%	5,565	2007
	14.197362	15.862146	11.73%	5,146	2006
	13.790950	14.197362	2.95%	1,485	2005
	12.979264	13.790950	6.25%	877	2004
	10.000000	12.979264	29.79%	0	2003*

127

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	15.973049	19.135435	19.80%	677	2010
	11.986890	15.973049	33.25%	677	2009
	19.862490	11.986890	-39.65%	1,821	2008
	20.694340	19.862490	-4.02%	1,411	2007
	18.538687	20.694340	11.63%	1,163	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004
	10.000000	14.958800	49.59%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.771245	11.468568	6.47%	0	2010
	10.000000	10.771245	7.71%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.849988	11.110206	2.40%	1,326	2010
	10.000000	10.849988	8.50%	1,688	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.526270	11.720918	11.35%	0	2010
	8.329599	10.526270	26.37%	0	2009
	13.958308	8.329599	-40.33%	0	2008
	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004
	10.000000	12.204507	22.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.486729	14.446049	7.11%	0	2010
	11.115746	13.486729	21.33%	0	2009
	20.373434	11.115746	-45.44%	0	2008
	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004
	10.000000	12.571380	25.71%	0	2003*

128

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.631649	14.854801	17.60%	0	2010
	7.916782	12.631649	59.56%	0	2009
	12.915651	7.916782	-38.70%	0	2008
	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004
	10.000000	11.643314	16.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.448721	4.49%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.859661	10.256740	4.03%	0	2010
	9.259434	9.859661	6.48%	0	2009
	10.622140	9.259434	-12.83%	4,729	2008
	10.371626	10.622140	2.42%	5,274	2007
	10.286860	10.371626	0.82%	5,817	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004
	10.000000	10.034219	0.34%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.042530	18.207313	6.83%	0	2010
	13.454621	17.042530	26.67%	0	2009
	16.256199	13.454621	-17.23%	0	2008
	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004
	10.000000	12.437910	24.38%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.706188	17.06%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.350668	15.242754	23.42%	346	2010
	8.311425	12.350668	48.60%	0	2009

129

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	waiver of sales charges . In addition to any sales load waviers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the c ontract v alue on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
contract ownership at annuitization.  On the a nnuitization d ate, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the a nnuitant will NOT become the contract owner.

(3)
recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire c ontract v alue within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the c ontract v alue.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure

130

distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plans or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in S ection 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

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When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the c ontract v alue.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire c ontract v alue within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or a nnuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.   In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 , if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a n on- q ualified a nnuity c ontract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the a nnuitization d ate are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the a nnuitant are not the same individual.

With respect to annuity distributions on or after the a nnuitization d ate, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected

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return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the a nnuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 , by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the a nnuitization d ate are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of n on- q ualified c ontracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a n on- q ualified c ontract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the a nnuitant dies before the contract is completely distributed, the balance may be included in the a nnuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the a nnuitant.

Taxation of Lifetime Surrenders Under the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Capital Preservation Plus Lifetime Income Option and the Lifetime Income Option s is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the Contract Value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in the c ontract v alue being less than the investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax advisor.

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Same- S ex M arriages, D omestic P artnership and O ther S imilar R elationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code S ections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under S ection 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under S ection 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in S ection 401(a), an eligible deferred compensation plan described in S ection 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to

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payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on n on- q ualified c ontracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans , Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans , Tax Sheltered Annuities, Qualified Plans , and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules

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applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the  Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the a nnuitant, or that are made from n on- q ualified c ontracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than n on- q ualified c ontracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

 Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
i f any contract owner dies on or after the a nnuitization d ate and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
i f any contract owner dies before the a nnuitization d ate, then the entire interest in the contract (consisting of either the death benefit or the c ontract v alue reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the a nnuitant will be treated as the death of a contract owner;

(b)	any change of a nnuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the

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contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the c ontract v alue.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire c ontract v alue is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non - taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

138

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

Alabama- Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 66 years of age or the 6th contract anniversary (see "Minimum Initial and Subsequent Purchase Payments").

California- For contracts issued in the state of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period (see "Right to Examine and Cancel").

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract") .

Connecticut -   Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Hawaii- Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Iowa -   Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Maryland- Transfers during the CPP Program Period are not permitted (s ee "Transfers During the CPP Program Period" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Massachusetts- The Long-Term Care/Nursing Home Waiver is not available (s ee "Contingent Deferred Sales Charge" ).

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 66 years of age or the 6th contract anniversary (s ee "Minimum Initial and Subsequent Purchase Payments" ).

For purpose of the 10% Lifetime Income Option, Underwritten Lump Sum Settlement Option, the settlement amount shall be based upon the attained age, and health information provided by the Contract Owner (s ee "10% Lifetime Income Option" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Minnesota -   Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Nevada - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

New Hampshire - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

New Jersey- Charitable Remainder Trust contract type is not available (s ee "Synopsis of the Contracts" ).

The Beneficiary Protector II Option is not available (s ee "Beneficiary Protector II Option" ).

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available  (s ee "Contingent Deferred Sales Charge" ).

For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC (s ee "Contingent Deferred Sales Charge" ).

The age based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available (s ee "Contract Owner Services" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected) (s ee "Minimum Initial and Subsequent Purchase Payments" ).

The Spousal Continuation Benefits are referred to as Secondary Lifetime Continuation Benefits.  The Secondary Lifetime Continuation Benefit must be elected at the time of application (itand is not available to be elected after contract issuance) and cannot be removed once added to a contract (see "10% and 7% Spousal Continuation Benefit").

The calculations used to determine the amount of the Standard Death Benefit, the One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000 are not applicable (s ee "Death Benefit Calculations" ).

New York-The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (s ee "Long-Term Care/Nursing Home and Terminal Illness Waiver" ).

The Beneficiary Protector II Option is not available (s ee "Beneficiary Protector II Option" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

139

If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments (s ee "Frequency and Amount of Annuity Payments" ).

The Fixed Account may be restricted or eliminated (s ee "The Fixed Account" ).

The One Month Enhanced Death Benefit Option is not available (s ee "Death Benefit Calculations").

The Combination Enhanced Death Benefit Option is not available (s ee "Death Benefit Calculations").

For purpose of the 7% Lifetime Income Option, the Spousal Continuation Benefit is not available (s ee "7% Lifetime Income Option" and "Spousal Continuation Benefit" ).

For purpose of the 10% Lifetime Income Option, the Spousal Continuation Benefit is not available (s ee "10% Lifetime Income Option" and "Spousal Continuation Benefit" ).

The 5% Lifetime Income Option is only available for contracts issued in the State of New York (s ee "5% Lifetime Income Option" ).

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  For applications signed before May 1, 2010, the 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the "determining life") must be between 57 and 85 years old at the time of application (s ee "10% Lifetime Income Option" ).

North Dakota- The Beneficiary Protector II Option is not available (s ee "Beneficiary Protector II Option" ).

Oregon- Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the 3rd contract anniversary (s ee "Minimum Initial and Subsequent Purchase Payments" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period (s ee "Transfers from the Fixed Account" ).

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account (s ee "Enhanced Fixed Account Dollar Cost Averaging" ).

Pennsylvania- The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available (s ee "Contingent Deferred Sales Charge" ).

Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Puerto Rico- Nationwide will not charge premium taxes against the Contract (s ee   "Premium Taxes" ).

Rhode Island -   Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Texas- CDSC will not apply if the contract owner (or Annuitant if the contract has a non-natural owner) is confined to a long-term care facility or hospital for a continuous 90 day period after the first contract anniversary.  Written proof of confinement is a bill or a statement from the physician or from the long-term care facility or hospital, as defined in the contract that demonstrates the continuous 90-day confinement of the contract owner at the time of withdrawal or surrender occurring after the first contract anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed (s ee "Contingent Deferred Sales Charge" ).

CDSC will not be charged if the contract owner (or a joint owner) is diagnosed by a physician (who is not a party to the contract or an immediate family member of a party to the contract) to have a terminal illness at any time after the contract has been issued.  Written notice requesting a terminal illness waiver of CDSC and proof of terminal illness must be provided by the physician to Nationwide and recorded at Nationwide prior to the waiver of surrender charges (s ee Contingent Deferred Sales Charge" ).

Vermont-  Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Washington- The Beneficiary Protector II Option is not available (s ee "Beneficiary Protector II Option" ).

The CDSC-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 15% of the net difference of purchase payments still subject to CDSC (s ee "Contingent Deferred Sales Charge" ).

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 66 years of age or the 6th contract anniversary (s ee "Minimum Initial and Subsequent Purchase Payments" ).

The Combination Enhanced Death Benefit Option is not available (s ee "Death Benefit Calculations").

Washington DC - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

Wisconsin - Joint owners are not limited to spouses (see "Ownership and Interests in the Contract").

140

saipart1.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 1

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 1 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 19 29 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $14 8.7 billion as of December 31, 20 10 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades (see "Underlying Mutual Fund Payments") .

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiar y for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiar y  changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 20 10 , 200 9 and 200 8 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than 1 year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 20 10 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value – Valuing an Accumulation Unit").

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.500366	13.853680	10.83%	5,656	2010
	10.571782	12.500366	18.24%	5,741	2009
	18.144090	10.571782	-41.73%	5,922	2008
	17.612985	18.144090	3.02%	11,310	2007
	15.323276	17.612985	14.94%	11,265	2006
	14.910135	15.323276	2.77%	13,359	2005
	13.644490	14.910135	9.28%	14,930	2004
	10.000000	13.644490	36.44%	2,368	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.899440	22.262631	24.38%	57,578	2010
	12.770620	17.899440	40.16%	34,311	2009
	20.230378	12.770620	-36.87%	14,992	2008
	20.282891	20.230378	-0.26%	1,825	2007
	18.076044	20.282891	12.21%	1,843	2006
	17.252945	18.076044	4.77%	1,911	2005
	14.747238	17.252945	16.99%	2,751	2004
	10.000000	14.747238	47.47%	1,254	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.100594	12.497477	3.28%	491,781	2010
	11.174654	12.100594	8.29%	377,266	2009
	11.557301	11.174654	-3.31%	197,070	2008
	10.744215	11.557301	7.57%	114,503	2007
	10.764197	10.744215	-0.19%	103,664	2006
	10.786832	10.764197	-0.21%	83,724	2005
	10.376039	10.786832	3.96%	36,273	2004
	10.000000	10.376039	3.76%	888	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.702518	14.210230	11.87%	554	2010
	10.977647	12.702518	15.71%	597	2009
	17.118633	10.977647	-35.87%	650	2008
	17.501112	17.118633	-2.19%	2,436	2007
	15.248165	17.501112	14.78%	2,472	2006
	14.848231	15.248165	2.69%	2,514	2005
	13.424590	14.848231	10.60%	2,559	2004
	10.000000	13.424590	34.25%	1,580	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.969492	13.991845	16.90%	156,980	2010
	9.385566	11.969492	27.53%	117,177	2009
	12.654442	9.385566	-25.83%	62,806	2008
	13.201290	12.654442	-4.14%	45,745	2007
	11.175422	13.201290	18.13%	21,204	2006
	10.000000	11.175422	11.75%	4,836	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.035254	12.978965	7.84%	514,898	2010
	10.000000	12.035254	20.35%	218544	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.760592	20.720623	23.63%	112,539	2010
	13.644443	16.760592	22.84%	57,584	2009
	20.102320	13.644443	-32.13%	33,527	2008
	20.597299	20.102320	-2.40%	28,474	2007
	18.322676	20.597299	12.41%	31,107	2006
	17.390155	18.322676	5.36%	25,651	2005
	14.521723	17.390155	19.75%	12,320	2004
	10.000000	14.521723	45.22%	273	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.140125	14.787085	12.53%	153,824	2010
	10.610643	13.140125	23.84%	151,239	2009
	17.230487	10.610643	-38.42%	118,808	2008
	16.705238	17.230487	3.14%	105,879	2007
	14.757838	16.705238	13.20%	92,999	2006
	14.382267	14.757838	2.61%	72,780	2005
	13.265137	14.382267	8.42%	38,967	2004
	10.000000	13.265137	32.65%	2,338	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.228460	14.952491	13.03%	81,040	2010
	11.015450	13.228460	20.09%	62,040	2009
	15.953656	11.015450	-30.95%	44,436	2008
	15.198002	15.953656	4.97%	38,292	2007
	13.310580	15.198002	14.18%	51,956	2006
	13.011223	13.310580	2.30%	32,641	2005
	12.636845	13.011223	2.96%	19,313	2004
	10.000000	12.636845	26.37%	0	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.416903	13.388778	28.53%	518	2010
	8.430458	10.416903	23.56%	441	2009
	13.789376	8.430458	-38.86%	290	2008
	15.821007	13.789376	-12.84%	290	2007
	15.554423	15.821007	1.71%	290	2006
	14.997346	15.554423	3.71%	555	2005
	13.746125	14.997346	9.10%	768	2004
	10.000000	13.746125	37.46%	290	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.808384	14.221336	11.03%	0	2010
	11.509681	12.808384	11.28%	0	2009
	16.656504	11.509681	-30.90%	0	2008
	15.463850	16.656504	7.71%	0	2007
	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.644119	12.387889	6.39%	124,631	2010
	9.863406	11.644119	18.05%	142,580	2009
	10.859284	9.863406	-9.17%	147,285	2008
	10.513347	10.859284	3.29%	169,012	2007
	10.296493	10.513347	2.11%	135,386	2006
	10.376971	10.296493	-0.78%	107,568	2005
	10.222441	10.376971	1.51%	32,420	2004
	10.000000	10.222441	2.22%	6,380	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.956998	12.115952	10.58%	182,983	2010
	8.996925	10.956998	21.79%	164,799	2009
	12.237236	8.996925	-26.48%	48,979	2008
	11.488747	12.237236	6.51%	18,713	2007
	10.670550	11.488747	7.67%	21,651	2006
	10.000000	10.670550	6.71%	909	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.852605	12.190669	12.33%	723,578	2010
	8.592820	10.852605	26.30%	551,215	2009
	13.015105	8.592820	-33.98%	265,376	2008
	12.047375	13.015105	8.03%	199,962	2007
	10.976545	12.047375	9.76%	117,671	2006
	10.000000	10.976545	9.77%	88,120	2005*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.601792	12.071604	13.86%	42,538	2010
	8.225886	10.601792	28.88%	49,100	2009
	13.541827	8.225886	-39.26%	15,606	2008
	12.409354	13.541827	9.13%	32,390	2007
	11.184232	12.409354	10.95%	26,220	2006
	10.000000	11.184232	11.84%	21,638	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.222735	16.651031	17.07%	83,906	2010
	9.809426	14.222735	44.99%	90,858	2009
	21.898425	9.809426	-55.20%	74,473	2008
	15.304969	21.898425	43.08%	73,559	2007
	13.357393	15.304969	14.58%	56,123	2006
	10.000000	13.357393	33.57%	16,697	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.032263	14.714425	12.91%	339,049	2010
	10.212523	13.032263	27.61%	241,204	2009
	18.176748	10.212523	-43.82%	202,032	2008
	18.269816	18.176748	-0.51%	182,146	2007
	15.504390	18.269816	17.84%	155,265	2006
	14.947116	15.504390	3.73%	115,192	2005
	13.676909	14.947116	9.29%	59,804	2004
	10.000000	13.676909	36.77%	1,829	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.307758	14.978073	21.70%	138,430	2010
	9.789375	12.307758	25.73%	121,324	2009
	18.910316	9.789375	-48.23%	110,723	2008
	15.197310	18.910316	24.43%	84,871	2007
	14.513399	15.197310	4.71%	63,785	2006
	14.000748	14.513399	3.66%	42,058	2005
	13.818654	14.000748	1.32%	26,773	2004
	10.000000	13.818654	38.19%	615	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.861582	12.533669	5.67%	1,252,195	2010
	10.455436	11.861582	13.45%	1,697,557	2009
	11.023236	10.455436	-5.15%	1,457,926	2008
	10.780356	11.023236	2.25%	1,527,835	2007
	10.536024	10.780356	2.32%	573,993	2006
	10.523767	10.536024	0.12%	108,330	2005
	10.280466	10.523767	2.37%	42,181	2004
	10.000000	10.280466	2.80%	1,087	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.711886	26.163996	26.32%	321,582	2010
	15.084376	20.711886	37.31%	320,254	2009
	25.422593	15.084376	-40.67%	249,074	2008
	22.436487	25.422593	13.31%	230,176	2007
	20.315297	22.436487	10.44%	195,611	2006
	17.519636	20.315297	15.96%	147,988	2005
	14.304553	17.519636	22.48%	79,588	2004
	10.000000	14.304553	43.05%	3,470	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.425249	19.317013	10.86%	1,594	2010
	14.051348	17.425249	24.01%	1,594	2009
	25.521269	14.051348	-44.94%	1,594	2008
	22.193606	25.521269	14.99%	1,594	2007
	19.179150	22.193606	15.72%	1,746	2006
	16.433121	19.179150	16.71%	2,702	2005
	14.760564	16.433121	11.33%	2,702	2004
	10.000000	14.760564	47.61%	1,040	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.669470	12.935952	10.85%	178,059	2010
	9.411523	11.669470	23.99%	169,372	2009
	17.089649	9.411523	-44.93%	145,582	2008
	14.860462	17.089649	15.00%	141,712	2007
	12.837627	14.860462	15.76%	124,438	2006
	11.003353	12.837627	16.67%	68,958	2005
	10.000000	11.003353	10.03%	33,488	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.304818	20.239014	24.13%	7,757	2010
	10.559959	16.304818	54.40%	8,282	2009
	22.064612	10.559959	-52.14%	9,584	2008
	21.300753	22.064612	3.59%	9,843	2007
	18.687545	21.300753	13.98%	12,936	2006
	18.568815	18.687545	0.64%	12,088	2005
	16.601913	18.568815	11.85%	6,098	2004
	10.000000	16.601913	66.02%	1,021	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.404178	11.517649	10.70%	475,439	2010
	7.809563	10.404178	33.22%	442,502	2009
	11.299943	7.809563	-30.89%	342,705	2008
	11.085844	11.299943	1.93%	321,073	2007
	10.000000	11.085844	10.86%	46,305	2006*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.237176	15.690609	18.53%	92,368	2010
	11.481566	13.237176	15.29%	107,533	2009
	16.030637	11.481566	-28.38%	124,663	2008
	16.768456	16.030637	-4.40%	143,427	2007
	14.571240	16.768456	15.08%	163,966	2006
	14.338735	14.571240	1.62%	151,473	2005
	13.147979	14.338735	9.06%	94,812	2004
	10.000000	13.147979	31.48%	2,163	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.188036	21.653562	25.98%	279,961	2010
	13.545032	17.188036	26.90%	427,776	2009
	20.582439	13.545032	-34.19%	92,577	2008
	21.461905	20.582439	-4.10%	86,628	2007
	18.672305	21.461905	14.94%	71,941	2006
	17.472125	18.672305	6.87%	55,135	2005
	14.370679	17.472125	21.58%	23,823	2004
	10.000000	14.370679	43.71%	1,964	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.418116	9.118982	8.33%	146,115	2010
	6.578070	8.418116	27.97%	108,466	2009
	10.000000	6.578070	-34.22%	14,897	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.891739	18.348461	15.46%	72,243	2010
	9.369330	15.891739	69.61%	81,863	2009
	20.149958	9.369330	-53.50%	82,944	2008
	15.937169	20.149958	26.43%	97,624	2007
	12.655507	15.937169	25.93%	46,638	2006
	10.000000	12.655507	26.56%	19,495	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.479732	19.682940	6.51%	1,457	2010
	13.724837	18.479732	34.64%	1,983	2009
	23.430527	13.724837	-41.42%	2,501	2008
	20.657060	23.430527	13.43%	7,165	2007
	17.311415	20.657060	19.33%	8,415	2006
	15.992577	17.311415	8.25%	8,547	2005
	13.732826	15.992577	16.46%	16,720	2004
	10.000000	13.732826	37.33%	1,545	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.284976	14.149968	6.51%	293,037	2010
	9.855569	13.284976	34.80%	314,006	2009
	16.829070	9.855569	-41.44%	1,169,455	2008
	14.838451	16.829070	13.42%	824,880	2007
	12.433552	14.838451	19.34%	372,803	2006
	11.490111	12.433552	8.21%	126,372	2005
	10.000000	11.490111	14.90%	55,309	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.371916	16.150984	12.38%	127,766	2010
	12.324804	14.371916	16.61%	116,355	2009
	11.811239	12.324804	4.35%	100,374	2008
	10.828109	11.811239	9.08%	96,459	2007
	9.766142	10.828109	10.87%	54,451	2006
	10.000000	9.766142	-2.34%	15,005	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.306003	3.06%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.280501	12.81%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.354626	12.852399	13.19%	25,470	2010
	9.573413	11.354626	18.61%	27,705	2009
	16.983818	9.573413	-43.63%	32,901	2008
	15.472600	16.983818	9.77%	30,461	2007
	14.847962	15.472600	4.21%	30,765	2006
	13.917742	14.847962	6.68%	14,617	2005
	13.321974	13.917742	4.47%	7,556	2004
	10.000000	13.321974	33.22%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.216979	17.712634	16.40%	48,205	2010
	10.907803	15.216979	39.51%	41,386	2009
	20.999070	10.907803	-48.06%	33,294	2008
	19.335577	20.999070	8.60%	24,578	2007
	16.927273	19.335577	14.23%	20,005	2006
	15.766901	16.927273	7.36%	17,574	2005
	13.921930	15.766901	13.25%	7,432	2004
	10.000000	13.921930	39.22%	0	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.825400	12.626540	6.77%	266,929	2010
	10.000000	11.825400	18.25%	95154	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.488254	16.452918	6.23%	1,417	2010
	12.552746	15.488254	23.39%	1,417	2009
	15.220939	12.552746	-17.53%	1,417	2008
	14.048292	15.220939	8.35%	0	2007
	12.949158	14.048292	8.49%	0	2006
	12.241351	12.949158	5.78%	0	2005
	11.505218	12.241351	6.40%	0	2004
	10.000000	11.505218	15.05%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	18.009002	18.840477	4.62%	169,048	2010
	12.553269	18.009002	43.46%	129,060	2009
	22.943703	12.553269	-45.29%	47,925	2008
	17.092574	22.943703	34.23%	16,741	2007
	15.942807	17.092574	7.21%	922	2006
	14.415779	15.942807	10.59%	842	2005
	12.437665	14.415779	15.90%	872	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.220911	12.21%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.081392	27.125789	22.84%	94,922	2010
	12.550541	22.081392	75.94%	254,341	2009
	26.730950	12.550541	-53.05%	284,942	2008
	21.245256	26.730950	25.82%	137,902	2007
	14.739596	21.245256	44.14%	80,479	2006
	11.363048	14.739596	29.72%	3,662	2005
	10.000000	11.363048	13.63%	1,702	2004*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.496924	39.916616	22.83%	407	2010
	18.470555	32.496924	75.94%	407	2009
	39.355413	18.470555	-53.07%	702	2008
	31.292247	39.355413	25.77%	1,003	2007
	21.719936	31.292247	44.07%	1,003	2006
	16.754159	21.719936	29.64%	1,003	2005
	14.367666	16.754159	16.61%	1,003	2004
	10.000000	14.367666	43.68%	540	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.438590	14.808017	10.19%	27,657	2010
	9.833460	13.438590	36.66%	32,770	2009
	15.882140	9.833460	-38.08%	39,842	2008
	14.561211	15.882140	9.07%	49,543	2007
	13.811057	14.561211	5.43%	53,140	2006
	13.486320	13.811057	2.41%	58,958	2005
	12.594868	13.486320	7.08%	32,318	2004
	10.000000	12.594868	25.95%	3,653	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.362835	16.787166	9.27%	855,935	2010
	12.769555	15.362835	20.31%	972,282	2009
	19.324816	12.769555	-33.92%	184,111	2008
	18.282573	19.324816	5.70%	134,402	2007
	15.440964	18.282573	18.40%	87,397	2006
	14.760636	15.440964	4.61%	50,506	2005
	13.083772	14.760636	12.82%	21,737	2004
	10.000000	13.083772	30.84%	2,294	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.717202	7.17%	31,075	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.889402	10.229857	3.44%	575,554	2010
	8.881836	9.889402	11.34%	776,221	2009
	10.442362	8.881836	-14.94%	1,262,149	2008
	10.145287	10.442362	2.93%	1,271,687	2007
	9.909111	10.145287	2.38%	511,016	2006
	9.941633	9.909111	-0.33%	85,189	2005
	10.040481	9.941633	-0.98%	23,196	2004
	10.000000	10.040481	0.40%	3,302	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	11.010583	12.939609	17.52%	17,792	2010
	9.129398	11.010583	20.61%	19,250	2009
	15.352476	9.129398	-40.53%	20,963	2008
	15.547415	15.352476	-1.25%	20,564	2007
	15.034039	15.547415	3.41%	20,717	2006
	14.870180	15.034039	1.10%	14,657	2005
	13.528240	14.870180	9.92%	7,112	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.967155	15.652245	20.71%	52,482	2010
	10.042218	12.967155	29.13%	67,174	2009
	16.879012	10.042218	-40.50%	71,691	2008
	15.965747	16.879012	5.72%	1,270,266	2007
	14.291049	15.965747	11.72%	552,007	2006
	13.611475	14.291049	4.99%	32,795	2005
	12.229791	13.611475	11.30%	0	2004
	10.000000	12.229791	22.30%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.404567	13.790494	11.17%	404,534	2010
	10.000000	12.404567	24.05%	35608	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.102112	10.017612	10.06%	16,350,938	2010
	7.506594	9.102112	21.25%	12,020,709	2009
	10.880072	7.506594	-31.01%	6,237,047	2008
	10.434128	10.880072	4.27%	3,010,520	2007
	10.000000	10.434128	4.34%	859,430	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282254	10.707494	4.14%	3,062,258	2010
	9.331593	10.282254	10.19%	2,280,381	2009
	10.538162	9.331593	-11.45%	984,279	2008
	10.416259	10.538162	1.17%	378,479	2007
	10.000000	10.416259	4.16%	48,099	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.098290	11.042898	9.35%	512,318	2010
	7.258389	10.098290	39.13%	462,283	2009
	12.039659	7.258389	-39.71%	376,937	2008
	10.715931	12.039659	12.35%	261,888	2007
	10.000000	10.715931	7.16%	88,162	2006*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.415640	9.772798	16.13%	1,017,998	2010
	6.171929	8.415640	36.35%	910,188	2009
	11.260943	6.171929	-45.19%	841,001	2008
	10.243775	11.260943	9.93%	520,738	2007
	10.000000	10.243775	2.44%	163,222	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.638486	8.328583	9.03%	4,090,698	2010
	5.948820	7.638486	28.40%	2,971,513	2009
	9.776234	5.948820	-39.15%	1,113,125	2008
	10.000000	9.776234	-2.24%	238,781	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.475127	16.092715	11.17%	9,839	2010
	10.091024	14.475127	43.45%	11,232	2009
	14.263038	10.091024	-29.25%	13,641	2008
	14.077197	14.263038	1.32%	17,043	2007
	12.953685	14.077197	8.67%	17,144	2006
	12.877246	12.953685	0.59%	17,214	2005
	11.904593	12.877246	8.17%	24,544	2004
	10.000000	11.904593	19.05%	28,638	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.634011	12.934760	11.18%	84,649	2010
	8.105879	11.634011	43.53%	79,358	2009
	11.474465	8.105879	-29.36%	39,625	2008
	11.321282	11.474465	1.35%	43,514	2007
	10.418162	11.321282	8.67%	48,257	2006
	10.000000	10.418162	4.18%	31,801	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.655149	8.678463	13.37%	100,376	2010
	5.093703	7.655149	50.29%	59,569	2009
	10.000000	5.093703	-49.06%	14,737	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.872447	9.557223	21.40%	877,070	2010
	6.103951	7.872447	28.97%	1,544,686	2009
	10.000000	6.103951	-38.96%	1,824,934	2008*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.044836	9.086283	12.95%	35,913	2010
	6.337755	8.044836	26.94%	29,152	2009
	10.000000	6.337755	-36.62%	1,997	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.294787	10.082476	8.47%	3,895,415	2010
	7.895368	9.294787	17.72%	2,229,026	2009
	10.000000	7.895368	-21.05%	419,535	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.753321	9.665696	10.42%	11,929,153	2010
	7.175372	8.753321	21.99%	6,737,424	2009
	10.000000	7.175372	-28.25%	794,625	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.040691	10.535889	4.93%	2,181,267	2010
	9.042194	10.040691	11.04%	1,058,327	2009
	10.000000	9.042194	-9.58%	99,865	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.024479	9.874824	9.42%	9,993,060	2010
	7.532112	9.024479	19.81%	5,424,838	2009
	10.000000	7.532112	-24.68%	756,654	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.473381	9.433360	11.33%	3,493,256	2010
	6.813408	8.473381	24.36%	2,766,615	2009
	10.000000	6.813408	-31.87%	1,618,458	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.566746	10.248492	7.13%	1,944,355	2010
	8.274211	9.566746	15.62%	1,224,580	2009
	10.000000	8.274211	-17.26%	196,509	2008*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.463248	10.976951	4.91%	419,285	2010
	9.807050	10.463248	6.69%	651,015	2009
	10.000000	9.807050	-1.93%	12,287	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.225826	11.924351	6.22%	215,818	2010
	9.812853	11.225826	14.40%	67,028	2009
	10.000000	9.812853	-1.87%	1,259	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.429811	36.932972	13.89%	849	2010
	20.238876	32.429811	60.24%	849	2009
	48.966528	20.238876	-58.67%	849	2008
	34.329087	48.966528	42.64%	849	2007
	25.630840	34.329087	33.94%	849	2006
	19.712603	25.630840	30.02%	849	2005
	16.659025	19.712603	18.33%	866	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.402636	22.092277	13.86%	102,507	2010
	12.108847	19.402636	60.24%	92,309	2009
	29.250342	12.108847	-58.60%	70,106	2008
	20.470158	29.250342	42.89%	71,083	2007
	15.256471	20.470158	34.17%	59,144	2006
	11.719770	15.256471	30.18%	44,989	2005
	10.000000	11.719770	17.20%	26,680	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.800022	12.147918	2.95%	926,827	2010
	11.695753	11.800022	0.89%	1,426,562	2009
	11.050957	11.695753	5.83%	1,591,698	2008
	10.497385	11.050957	5.27%	1,347,968	2007
	10.338406	10.497385	1.54%	557,369	2006
	10.189502	10.338406	1.46%	86,796	2005
	10.043359	10.189502	1.46%	22,084	2004
	10.000000	10.043359	0.43%	744	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.923092	7.686505	11.03%	217,601	2010
	5.443293	6.923092	27.19%	215,332	2009
	10.000000	5.443293	-45.57%	25,777	2008*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.226406	8.680525	5.52%	55,577	2010
	6.510364	8.226406	26.36%	48,745	2009
	11.644002	6.510364	-44.09%	36,462	2008
	10.835236	11.644002	7.46%	11,808	2007
	10.000000	10.835236	8.35%	4,723	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.095973	17.001736	12.62%	452,820	2010
	12.078766	15.095973	24.98%	358,564	2009
	19.466359	12.078766	-37.95%	178,463	2008
	18.700744	19.466359	4.09%	240,846	2007
	16.285762	18.700744	14.83%	258,711	2006
	15.356948	16.285762	6.05%	217,961	2005
	13.707728	15.356948	12.03%	95,345	2004
	10.000000	13.707728	37.08%	1,984	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.503903	12.411964	7.89%	870,876	2010
	10.000000	11.503903	15.04%	349850	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.061576	13.276309	10.07%	2,593,691	2010
	10.000000	12.061576	20.62%	1241082	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.959774	12.442939	4.04%	1,450,079	2010
	11.159036	11.959774	7.18%	1,154,356	2009
	12.085719	11.159036	-7.67%	518,679	2008
	11.673956	12.085719	3.53%	435,001	2007
	11.191464	11.673956	4.31%	310,529	2006
	11.025641	11.191464	1.50%	369,029	2005
	10.723133	11.025641	2.82%	317,539	2004
	10.000000	10.723133	7.23%	24,714	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.635381	14.858981	8.97%	5,389,223	2010
	11.649125	13.635381	17.05%	4,053,091	2009
	15.437685	11.649125	-24.54%	2,161,576	2008
	14.872451	15.437685	3.80%	1,862,090	2007
	13.593344	14.872451	9.41%	1,366,364	2006
	13.132916	13.593344	3.51%	861,297	2005
	12.203108	13.132916	7.62%	463,596	2004
	10.000000	12.203108	22.03%	15,603	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.605638	16.191935	10.86%	2,301,148	2010
	11.950716	14.605638	22.22%	2,298,916	2009
	17.729297	11.950716	-32.59%	1,912,568	2008
	17.001173	17.729297	4.28%	1,574,411	2007
	15.106544	17.001173	12.54%	925,832	2006
	14.359307	15.106544	5.20%	262,657	2005
	13.038300	14.359307	10.13%	183,968	2004
	10.000000	13.038300	30.38%	2,862	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.867974	13.719595	6.62%	1,397,388	2010
	11.432441	12.867974	12.56%	1,153,558	2009
	13.696706	11.432441	-16.53%	668,566	2008
	13.170301	13.696706	4.00%	577,550	2007
	12.362921	13.170301	6.53%	487,133	2006
	12.042290	12.362921	2.66%	323,178	2005
	11.437925	12.042290	5.28%	170,274	2004
	10.000000	11.437925	14.38%	18,165	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.133429	21.244633	24.00%	86,245	2010
	12.751660	17.133429	34.36%	83,414	2009
	20.427933	12.751660	-37.58%	45,377	2008
	19.332334	20.427933	5.67%	30,626	2007
	17.905052	19.332334	7.97%	21,368	2006
	16.256166	17.905052	10.14%	18,512	2005
	14.296525	16.256166	13.71%	18,996	2004
	10.000000	14.296525	42.97%	1,828	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.301295	10.121033	-1.75%	2,037,529	2010
	10.480380	10.301295	-1.71%	1,607,830	2009
	10.452394	10.480380	0.27%	768,769	2008
	10.152993	10.452394	2.95%	711,569	2007
	9.885496	10.152993	2.71%	294,853	2006
	9.799630	9.885496	0.88%	183,812	2005
	9.893901	9.799630	-0.95%	50,182	2004
	10.000000	9.893901	-1.06%	34,800	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.041376	13.083288	8.65%	271,292	2010
	9.853499	12.041376	22.20%	224,969	2009
	12.125745	9.853499	-18.74%	121,711	2008
	11.797281	12.125745	2.78%	94,129	2007
	11.452724	11.797281	3.01%	50,630	2006
	11.407467	11.452724	0.40%	33,886	2005
	10.898535	11.407467	4.67%	8,694	2004
	10.000000	10.898535	8.99%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.093736	9.050027	11.82%	985,664	2010
	6.052492	8.093736	33.73%	1,499,012	2009
	10.000000	6.052492	-39.48%	1,605,244	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.444525	15.028489	4.04%	0	2010
	11.352016	14.444525	27.24%	0	2009
	21.589059	11.352016	-47.42%	0	2008
	21.396244	21.589059	0.90%	816	2007
	17.790715	21.396244	20.27%	816	2006
	16.197590	17.790715	9.84%	816	2005
	13.738380	16.197590	17.90%	816	2004
	10.000000	13.738380	37.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.218016	10.626678	4.00%	319,338	2010
	8.031437	10.218016	27.23%	270,200	2009
	15.266276	8.031437	-47.39%	692,819	2008
	15.131435	15.266276	0.89%	777,542	2007
	12.581194	15.131435	20.27%	274,019	2006
	11.453079	12.581194	9.85%	51,039	2005
	10.000000	11.453079	14.53%	12,421	2004*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.988688	9.054459	13.34%	526,366	2010
	6.285917	7.988688	27.09%	958,399	2009
	10.000000	6.285917	-37.14%	10,425	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.854021	8.700219	10.77%	137,317	2010
	6.274075	7.854021	25.18%	136,800	2009
	10.000000	6.274075	-37.26%	12,252	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.714076	9.585284	24.26%	616,327	2010
	6.196535	7.714076	24.49%	895,771	2009
	10.000000	6.196535	-38.03%	580,177	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.560970	10.062592	17.54%	601,843	2010
	6.678536	8.560970	28.19%	888,140	2009
	10.000000	6.678536	-33.21%	1,171,386	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.544128	14.189699	22.92%	38,785	2010
	9.238210	11.544128	24.96%	28,215	2009
	17.587905	9.238210	-47.47%	30,881	2008
	16.349615	17.587905	7.57%	47,627	2007
	16.157720	16.349615	1.19%	31,218	2006
	15.263895	16.157720	5.86%	25,778	2005
	13.727977	15.263895	11.19%	10,870	2004
	10.000000	13.727977	37.28%	956	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.715464	20.771140	24.26%	22,832	2010
	13.517550	16.715464	23.66%	27,747	2009
	20.323216	13.517550	-33.49%	22,938	2008
	22.299337	20.323216	-8.86%	22,334	2007
	19.381755	22.299337	15.05%	17,786	2006
	19.192160	19.381755	0.99%	14,966	2005
	16.696167	19.192160	14.95%	20,664	2004
	10.000000	16.696167	66.96%	698	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.526315	20.293371	22.79%	40,600	2010
	12.512624	16.526315	32.08%	48,370	2009
	20.659969	12.512624	-39.44%	136,633	2008
	20.638995	20.659969	0.10%	113,624	2007
	18.796627	20.638995	9.80%	104,574	2006
	17.079751	18.796627	10.05%	32,692	2005
	14.634859	17.079751	16.71%	22,781	2004
	10.000000	14.634859	46.35%	768	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.402068	13.796466	11.24%	583,772	2010
	10.053611	12.402068	23.36%	977,649	2009
	17.525749	10.053611	-42.64%	1,213,908	2008
	16.534481	17.525749	6.00%	995,030	2007
	14.839520	16.534481	11.42%	412,222	2006
	14.109763	14.839520	5.17%	8,386	2005
	13.111059	14.109763	7.62%	5,959	2004
	10.000000	13.111059	31.11%	6,009	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.138633	9.105436	27.55%	188,777	2010
	5.567096	7.138633	28.23%	212,464	2009
	10.000000	5.567096	-44.33%	12,966	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.341446	10.406354	0.63%	272,573	2010
	9.826970	10.341446	5.24%	265,263	2009
	10.000000	9.826970	-1.73%	25,675	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.259947	14.492164	9.29%	8,119	2010
	10.000000	13.259947	32.60%	1409	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.885329	13.738189	6.62%	574,718	2010
	10.000000	12.885329	28.85%	4354	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.881784	13.459684	4.49%	783,848	2010
	10.000000	12.881784	28.82%	1185560	2009*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.495264	15.307241	13.43%	431,706	2010
	10.708491	13.495264	26.02%	375,322	2009
	17.361358	10.708491	-38.32%	438,030	2008
	18.145324	17.361358	-4.32%	842,114	2007
	15.981000	18.145324	13.54%	457,159	2006
	15.646565	15.981000	2.14%	107,315	2005
	13.601345	15.646565	15.04%	44,637	2004
	10.000000	13.601345	36.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.437950	14.135150	13.65%	105,163	2010
	9.082697	12.437950	36.94%	126,669	2009
	15.497557	9.082697	-41.39%	150,235	2008
	14.873968	15.497557	4.19%	160,986	2007
	12.894589	14.873968	15.35%	171,349	2006
	11.507127	12.894589	12.06%	105,432	2005
	10.000000	11.507127	15.07%	36,056	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.071417	21.680358	13.68%	1,733	2010
	13.929309	19.071417	36.92%	1,733	2009
	23.760837	13.929309	-41.38%	1,973	2008
	22.799883	23.760837	4.21%	5,711	2007
	19.771731	22.799883	15.32%	5,711	2006
	17.642303	19.771731	12.07%	5,711	2005
	15.104878	17.642303	16.80%	5,711	2004
	10.000000	15.104878	51.05%	402	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.486511	2.791629	12.27%	14,987	2010
	2.001939	2.486511	24.21%	23,623	2009
	9.535678	2.001939	-79.01%	16,590	2008
	10.000000	9.535678	-4.64%	8,296	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.534524	3.974192	12.44%	8,673	2010
	2.856265	3.534524	23.75%	11,441	2009
	13.568598	2.856265	-78.95%	14,718	2008
	13.876681	13.568598	-2.22%	24,177	2007
	12.930195	13.876681	7.32%	33,325	2006
	12.901188	12.930195	0.22%	28,021	2005
	12.076446	12.901188	6.83%	16,095	2004
	10.000000	12.076446	20.76%	912	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.752848	14.512770	13.80%	650,460	2010
	10.141101	12.752848	25.75%	988,644	2009
	16.818258	10.141101	-39.70%	1,094,547	2008
	16.437065	16.818258	2.32%	956,504	2007
	14.577583	16.437065	12.76%	494,144	2006
	14.030984	14.577583	3.90%	60,397	2005
	13.084249	14.030984	7.24%	24,084	2004
	10.000000	13.084249	30.84%	2,029	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	17.016614	20.573839	20.90%	56,932	2010
	12.652987	17.016614	34.49%	55,759	2009
	20.773571	12.652987	-39.09%	348,365	2008
	21.444172	20.773571	-3.13%	231,883	2007
	19.034924	21.444172	12.66%	106,522	2006
	17.657508	19.034924	7.80%	13,085	2005
	15.079668	17.657508	17.09%	6,947	2004
	10.000000	15.079668	50.80%	73	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.837712	11.646011	7.46%	85,629	2010
	10.000000	10.837712	8.38%	36039	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.916941	11.282116	3.35%	733,051	2010
	10.000000	10.916941	9.17%	676572	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.192638	12.578016	12.38%	5,315	2010
	8.775762	11.192638	27.54%	5,465	2009
	14.570845	8.775762	-39.77%	6,866	2008
	15.785091	14.570845	-7.69%	6,432	2007
	13.860142	15.785091	13.89%	8,355	2006
	13.405421	13.860142	3.39%	8,283	2005
	12.279684	13.405421	9.17%	2,011	2004
	10.000000	12.279684	22.80%	0	2003*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.340444	15.502307	8.10%	906	2010
	11.711052	14.340444	22.45%	912	2009
	21.267332	11.711052	-44.93%	919	2008
	19.976776	21.267332	6.46%	926	2007
	15.918898	19.976776	25.49%	952	2006
	14.440241	15.918898	10.24%	980	2005
	12.648853	14.440241	14.16%	1,010	2004
	10.000000	12.648853	26.49%	526	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.431125	15.940852	18.69%	2,903	2010
	8.340797	13.431125	61.03%	1,885	2009
	13.482437	8.340797	-38.14%	245	2008
	13.005932	13.482437	3.66%	245	2007
	12.554562	13.005932	3.60%	2,573	2006
	12.089308	12.554562	3.85%	2,604	2005
	11.715038	12.089308	3.19%	2,631	2004
	10.000000	11.715038	17.15%	245	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.512665	5.13%	782	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.483703	11.006698	4.99%	116,735	2010
	9.755312	10.483703	7.47%	136,369	2009
	11.088437	9.755312	-12.02%	800,761	2008
	10.727232	11.088437	3.37%	1,075,069	2007
	10.542363	10.727232	1.75%	435,666	2006
	10.323495	10.542363	2.12%	68,579	2005
	10.096155	10.323495	2.25%	10,234	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.176215	19.597902	7.82%	0	2010
	14.218283	18.176215	27.84%	0	2009
	17.021413	14.218283	-16.47%	0	2008
	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	174	2004
	10.000000	12.552802	25.53%	177	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.777838	17.78%	11,922	2010*

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	11.825400	12.626540	6.77%	266,929	2010
	10.000000	11.825400	18.25%	95154	2009

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.413111	13.742989	10.71%	750	2010
	10.508689	12.413111	18.12%	841	2009
	18.054232	10.508689	-41.79%	1,010	2008
	17.543710	18.054232	2.91%	2,954	2007
	15.278513	17.543710	14.83%	7,214	2006
	14.881685	15.278513	2.67%	7,836	2005
	13.632334	14.881685	9.16%	8,519	2004
	10.000000	13.632334	36.32%	2,570	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.774548	22.084830	24.25%	345	2010
	12.694437	17.774548	40.02%	345	2009
	20.130240	12.694437	-36.94%	841	2008
	20.203167	20.130240	-0.36%	967	2007
	18.023283	20.203167	12.09%	1,981	2006
	17.220056	18.023283	4.66%	1,981	2005
	14.734107	17.220056	16.87%	1,981	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.014646	12.396085	3.17%	11,457	2010
	11.106590	12.014646	8.18%	18,190	2009
	11.498609	11.106590	-3.41%	9,880	2008
	10.700603	11.498609	7.46%	11,265	2007
	10.731395	10.700603	-0.29%	17,806	2006
	10.764887	10.731395	-0.31%	19,103	2005
	10.365477	10.764887	3.85%	16,744	2004
	10.000000	10.365477	3.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.613872	14.096731	11.76%	0	2010
	10.912153	12.613872	15.59%	0	2009
	17.033878	10.912153	-35.94%	0	2008
	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.912745	13.911364	16.78%	0	2010
	9.350585	11.912745	27.40%	0	2009
	12.620144	9.350585	-25.91%	0	2008
	13.179014	12.620144	-4.24%	456	2007
	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.027073	12.956952	7.73%	0	2010
	10.000000	12.027073	20.27%	263	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.643625	20.555092	23.50%	1,118	2010
	13.563037	16.643625	22.71%	979	2009
	20.002786	13.563037	-32.19%	1,031	2008
	20.516323	20.002786	-2.50%	1,060	2007
	18.269183	20.516323	12.30%	1,303	2006
	17.356994	18.269183	5.26%	1,108	2005
	14.508790	17.356994	19.63%	2,111	2004
	10.000000	14.508790	45.09%	180	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.048410	14.668947	12.42%	12,230	2010
	10.547325	13.048410	23.71%	12,089	2009
	17.145170	10.547325	-38.48%	11,932	2008
	16.639547	17.145170	3.04%	14,148	2007
	14.714741	16.639547	13.08%	14,185	2006
	14.354842	14.714741	2.51%	14,800	2005
	13.253320	14.354842	8.31%	14,740	2004
	10.000000	13.253320	32.53%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.136134	14.833045	12.92%	3,636	2010
	10.949713	13.136134	19.97%	3,636	2009
	15.874644	10.949713	-31.02%	4,069	2008
	15.138224	15.874644	4.86%	5,439	2007
	13.271692	15.138224	14.06%	6,664	2006
	12.986389	13.271692	2.20%	5,682	2005
	12.625572	12.986389	2.86%	2,500	2004
	10.000000	12.625572	26.26%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.344205	13.281829	28.40%	382	2010
	8.380150	10.344205	23.44%	341	2009
	13.721095	8.380150	-38.93%	341	2008
	15.758805	13.721095	-12.93%	341	2007
	15.509010	15.758805	1.61%	341	2006
	14.968748	15.509010	3.61%	341	2005
	13.733890	14.968748	8.99%	341	2004
	10.000000	13.733890	37.34%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.719010	14.107750	10.92%	0	2010
	11.441022	12.719010	11.17%	0	2009
	16.574035	11.441022	-30.97%	0	2008
	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.562875	12.288936	6.28%	7,588	2010
	9.804553	11.562875	17.93%	7,715	2009
	10.805484	9.804553	-9.26%	8,250	2008
	10.471975	10.805484	3.18%	33,968	2007
	10.266398	10.471975	2.00%	35,473	2006
	10.357156	10.266398	-0.88%	34,616	2005
	10.213311	10.357156	1.41%	31,576	2004
	10.000000	10.213311	2.13%	19,338	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.905056	12.046245	10.46%	0	2010
	8.963395	10.905056	21.66%	0	2009
	12.204072	8.963395	-26.55%	0	2008
	11.469338	12.204072	6.41%	0	2007
	10.663346	11.469338	7.56%	2,166	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.801171	12.120556	12.22%	0	2010
	8.560800	10.801171	26.17%	0	2009
	12.979840	8.560800	-34.05%	3,390	2008
	12.027039	12.979840	7.92%	3,390	2007
	10.969142	12.027039	9.64%	3,390	2006
	10.000000	10.969142	9.69%	3,390	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.551525	12.002147	13.75%	0	2010
	8.195231	10.551525	28.75%	0	2009
	13.505146	8.195231	-39.32%	0	2008
	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.155272	16.555210	16.95%	201	2010
	9.772843	14.155272	44.84%	201	2009
	21.839085	9.772843	-55.25%	0	2008
	15.279127	21.839085	42.93%	376	2007
	13.348402	15.279127	14.46%	343	2006
	10.000000	13.348402	33.48%	924	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.941302	14.596869	12.79%	12,753	2010
	10.151580	12.941302	27.48%	11,107	2009
	18.086735	10.151580	-43.87%	11,908	2008
	18.197972	18.086735	-0.61%	22,237	2007
	15.459110	18.197972	17.72%	23,127	2006
	14.918610	15.459110	3.62%	23,420	2005
	13.664733	14.918610	9.18%	16,882	2004
	10.000000	13.664733	36.65%	9,367	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.221840	14.858393	21.57%	4,318	2010
	9.730934	12.221840	25.60%	4,590	2009
	18.816653	9.730934	-48.29%	4,522	2008
	15.137527	18.816653	24.30%	6,535	2007
	14.470999	15.137527	4.61%	7,257	2006
	13.974030	14.470999	3.56%	7,241	2005
	13.806339	13.974030	1.21%	4,290	2004
	10.000000	13.806339	38.06%	750	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.778830	12.433559	5.56%	16,597	2010
	10.393080	11.778830	13.33%	11,690	2009
	10.968658	10.393080	-5.25%	7,837	2008
	10.737961	10.968658	2.15%	15,368	2007
	10.505247	10.737961	2.22%	13,218	2006
	10.503682	10.505247	0.01%	6,894	2005
	10.271299	10.503682	2.26%	6,334	2004
	10.000000	10.271299	2.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.567387	25.955059	26.20%	5,356	2010
	14.994381	20.567387	37.17%	4,922	2009
	25.296736	14.994381	-40.73%	6,441	2008
	22.348276	25.296736	13.19%	16,871	2007
	20.255999	22.348276	10.33%	16,328	2006
	17.486236	20.255999	15.84%	16,121	2005
	14.291814	17.486236	22.35%	16,119	2004
	10.000000	14.291814	42.92%	7,836	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.303661	19.162728	10.74%	0	2010
	13.967521	17.303661	23.88%	0	2009
	25.394936	13.967521	-45.00%	0	2008
	22.106362	25.394936	14.88%	924	2007
	19.123170	22.106362	15.60%	940	2006
	16.401788	19.123170	16.59%	968	2005
	14.747430	16.401788	11.22%	1,333	2004
	10.000000	14.747430	47.47%	8,014	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.602372	12.848501	10.74%	5,256	2010
	9.366945	11.602372	23.87%	5,256	2009
	17.026073	9.366945	-44.98%	5,256	2008
	14.820340	17.026073	14.88%	17,348	2007
	12.815973	14.820340	15.64%	17,760	2006
	10.995945	12.815973	16.55%	19,767	2005
	10.000000	10.995945	9.96%	16,439	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.191033	20.077343	24.00%	0	2010
	10.496953	16.191033	54.25%	0	2009
	21.955389	10.496953	-52.19%	0	2008
	21.217030	21.955389	3.48%	382	2007
	18.633000	21.217030	13.87%	433	2006
	18.533418	18.633000	0.54%	503	2005
	16.587140	18.533418	11.73%	550	2004
	10.000000	16.587140	65.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.365402	11.463051	10.59%	6,440	2010
	7.788371	10.365402	33.09%	9,932	2009
	11.280782	7.788371	-30.96%	9,038	2008
	11.078363	11.280782	1.83%	12,666	2007
	10.000000	11.078363	10.78%	10,665	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.144812	15.565291	18.41%	9,496	2010
	11.413078	13.144812	15.17%	9,678	2009
	15.951280	11.413078	-28.45%	10,258	2008
	16.702536	15.951280	-4.50%	12,412	2007
	14.528693	16.702536	14.96%	13,314	2006
	14.311386	14.528693	1.52%	33,156	2005
	13.136268	14.311386	8.95%	28,955	2004
	10.000000	13.136268	31.36%	14,118	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.068056	21.480554	25.85%	1,176	2010
	13.464186	17.068056	26.77%	1,533	2009
	20.480506	13.464186	-34.26%	2,285	2008
	21.377512	20.480506	-4.20%	3,079	2007
	18.617786	21.377512	14.82%	2,698	2006
	17.438799	18.617786	6.76%	2,712	2005
	14.357875	17.438799	21.46%	3,083	2004
	10.000000	14.357875	43.58%	1,261	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.403837	9.094250	8.22%	0	2010
	6.573599	8.403837	27.84%	0	2009
	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.816419	18.242930	15.34%	0	2010
	9.334414	15.816419	69.44%	0	2009
	20.095412	9.334414	-53.55%	331	2008
	15.910289	20.095412	26.30%	331	2007
	12.646990	15.910289	25.80%	2,022	2006
	10.000000	12.646990	26.47%	982	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.350761	19.525697	6.40%	1,418	2010
	13.642936	18.350761	34.51%	1,433	2009
	23.314502	13.642936	-41.48%	1,451	2008
	20.575821	23.314502	13.31%	3,078	2007
	17.260846	20.575821	19.21%	4,170	2006
	15.962062	17.260846	8.14%	4,185	2005
	13.720588	15.962062	16.34%	4,201	2004
	10.000000	13.720558	37.21%	2,631	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.208602	14.054310	6.40%	6,683	2010
	9.808898	13.208602	34.66%	6,768	2009
	16.766478	9.808898	-41.50%	8,650	2008
	14.798397	16.766478	13.30%	12,046	2007
	12.412578	14.798397	19.22%	11,914	2006
	11.482386	12.412578	8.10%	11,365	2005
	10.000000	11.482386	14.82%	6,958	2004*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.303830	16.058119	12.26%	285	2010
	12.278911	14.303830	16.49%	1,323	2009
	11.779233	12.278911	4.24%	2,346	2008
	10.809817	11.779233	8.97%	3,788	2007
	9.759551	10.809817	10.76%	2,857	2006
	10.000000	9.759551	-2.40%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.304278	3.04%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.278617	12.79%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.275383	12.749732	13.08%	4,994	2010
	9.516292	11.275383	18.49%	4,742	2009
	16.899739	9.516292	-43.69%	4,835	2008
	15.411768	16.899739	9.65%	5,304	2007
	14.804611	15.411768	4.10%	4,903	2006
	13.891196	14.804611	6.58%	4,869	2005
	13.310109	13.891196	4.37%	309	2004
	10.000000	13.310109	33.10%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.110778	17.571123	16.28%	0	2010
	10.842703	15.110778	39.36%	0	2009
	20.895091	10.842703	-48.11%	208	2008
	19.259541	20.895091	8.49%	804	2007
	16.877833	19.259541	14.11%	804	2006
	15.736819	16.877833	7.25%	909	2005
	13.909528	15.736819	13.14%	1,019	2004
	10.000000	13.909528	39.10%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.817371	12.605139	6.67%	0	2010
	10.000000	11.817371	18.17%	681	2009*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.380173	16.321490	6.12%	0	2010
	12.477840	15.380173	23.26%	0	2009
	15.145534	12.477840	-17.61%	0	2008
	13.993012	15.145534	8.24%	0	2007
	12.911316	13.993012	8.38%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.883341	18.689987	4.51%	417	2010
	12.478366	17.883341	43.31%	388	2009
	22.830114	12.478366	-45.34%	1,364	2008
	17.025367	22.830114	34.09%	388	2007
	15.896255	17.025367	7.10%	2,150	2006
	14.388282	15.896255	10.48%	2,150	2005
	12.426582	14.388282	15.79%	2,150	2004
	10.000000	12.426582	24.27%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.213355	12.13%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.954427	26.942416	22.72%	1,167	2010
	12.491084	21.954427	75.76%	1,538	2009
	26.631529	12.491084	-53.10%	2,910	2008
	21.187903	26.631529	25.69%	3,512	2007
	14.714740	21.187903	43.99%	2,512	2006
	11.355399	14.714740	29.58%	1,831	2005
	10.000000	11.355399	13.55%	1,847	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.270233	39.597895	22.71%	89	2010
	18.360385	32.270233	75.76%	89	2009
	39.160687	18.360385	-53.12%	89	2008
	31.169284	39.160687	25.64%	89	2007
	21.656559	31.169284	43.93%	89	2006
	16.722219	21.656559	29.51%	89	2005
	14.354875	16.722219	16.49%	96	2004
	10.000000	14.354875	43.55%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.344822	14.689734	10.08%	7,707	2010
	9.774798	13.344822	36.52%	7,645	2009
	15.803516	9.774798	-38.15%	8,090	2008
	14.503959	15.803516	8.96%	11,826	2007
	13.770714	14.503959	5.32%	12,906	2006
	13.460591	13.770714	2.30%	12,649	2005
	12.583644	13.460591	6.97%	9,381	2004
	10.000000	12.583644	25.84%	3,486	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.255643	16.653081	9.16%	2,851	2010
	12.693375	15.255643	20.19%	3,158	2009
	19.229140	12.693375	-33.99%	5,454	2008
	18.210675	19.229140	5.59%	9,593	2007
	15.395861	18.210675	18.28%	7,872	2006
	14.732461	15.395861	4.50%	7,664	2005
	13.072099	14.732461	12.70%	6,883	2004
	10.000000	13.072099	30.72%	802	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.709979	7.10%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.820384	10.148128	3.34%	7,796	2010
	8.828835	9.820384	11.23%	7,824	2009
	10.390631	8.828835	-15.03%	10,441	2008
	10.105358	10.390631	2.82%	20,658	2007
	9.880148	10.105358	2.28%	21,961	2006
	9.922647	9.880148	-0.43%	18,450	2005
	10.031522	9.922647	-1.09%	18,588	2004
	10.000000	10.031522	0.32%	3,838	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.933729	12.836225	17.40%	363	2010
	9.074922	10.933729	20.48%	373	2009
	15.276455	9.074922	-40.60%	357	2008
	15.486280	15.276455	-1.35%	1,835	2007
	14.990135	15.486280	3.31%	2,153	2006
	14.841809	14.990135	1.00%	2,076	2005
	13.516188	14.841809	9.81%	1,999	2004
	10.000000	13.516188	35.16%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.879389	15.530501	20.58%	14,043	2010
	9.984406	12.879389	29.00%	14,044	2009
	16.798984	9.984406	-40.57%	14,058	2008
	15.906329	16.798984	5.61%	17,965	2007
	14.252324	15.906329	11.61%	16,354	2006
	13.588384	14.252324	4.89%	14,069	2005
	12.221487	13.588384	11.18%	14,072	2004
	10.000000	12.221487	22.21%	4,163	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.396141	13.767110	11.06%	4,321	2010
	10.000000	12.396141	23.96%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.068158	9.970101	9.95%	7,623	2010
	7.486222	9.068158	21.13%	11,395	2009
	10.861614	7.486222	-31.08%	5,007	2008
	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.243901	10.656705	4.03%	6,877	2010
	9.306266	10.243901	10.08%	6,877	2009
	10.520262	9.306266	-11.54%	9,819	2008
	10.409221	10.520262	1.07%	10,290	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.060622	10.990536	9.24%	8,232	2010
	7.238672	10.060622	38.98%	6,133	2009
	12.019214	7.238672	-39.77%	5,855	2008
	10.708700	12.019214	12.24%	1,263	2007
	10.000000	10.708700	7.09%	1,729	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.384221	9.726409	16.01%	5,801	2010
	6.155155	8.384221	36.21%	5,801	2009
	11.241811	6.155155	-45.25%	5,801	2008
	10.236847	11.241811	9.82%	6,753	2007
	10.000000	10.236847	2.37%	0	2006*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.617747	8.297526	8.92%	2,597	2010
	5.938710	7.617747	28.27%	2,597	2009
	9.769577	5.938710	-39.21%	2,597	2008
	10.000000	9.769577	-2.30%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.374149	15.964206	11.06%	1,632	2010
	10.030824	14.374149	43.30%	1,649	2009
	14.192415	10.030824	-29.32%	1,670	2008
	14.021832	14.192415	1.22%	1,689	2007
	12.915841	14.021832	8.56%	1,704	2006
	12.852665	12.915841	0.49%	1,722	2005
	11.893980	12.852665	8.06%	5,257	2004
	10.000000	11.893980	18.94%	221	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.578896	12.860404	11.07%	11,610	2010
	8.075684	11.578896	43.38%	3,005	2009
	11.443376	8.075684	-29.43%	3,882	2008
	11.302178	11.443376	1.25%	6,770	2007
	10.411135	11.302178	8.56%	6,383	2006
	10.000000	10.411135	4.11%	4,286	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.642153	8.654916	13.25%	0	2010
	5.090232	7.642153	50.13%	0	2009
	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.859069	9.531298	21.28%	0	2010
	6.099785	7.859069	28.84%	0	2009
	10.000000	6.099785	-39.00%	3,538	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.031170	9.061628	12.83%	0	2010
	6.333434	8.031170	26.81%	0	2009
	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.278998	10.055121	8.36%	0	2010
	7.889996	9.278998	17.60%	0	2009
	10.000000	7.889996	-21.10%	0	2008*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.738475	9.639496	10.31%	6,568	2010
	7.170498	8.738475	21.87%	6,629	2009
	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.023671	10.507326	4.83%	0	2010
	9.036060	10.023671	10.93%	0	2009
	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	9.009172	9.848044	9.31%	10,632	2010
	7.526994	9.009172	19.69%	6,789	2009
	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.458991	9.407764	11.22%	8,954	2010
	6.808767	8.458991	24.24%	0	2009
	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.550512	10.220701	7.02%	9,607	2010
	8.268590	9.550512	15.50%	9,607	2009
	10.000000	8.268590	-17.31%	543	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.445512	10.947201	4.80%	0	2010
	9.800405	10.445512	6.58%	0	2009
	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.206811	11.892035	6.11%	0	2010
	9.806200	11.206811	14.28%	0	2009
	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	32.203559	36.638038	13.77%	0	2010
	20.118140	32.203559	60.07%	0	2009
	48.724248	20.118140	-58.71%	0	2008
	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.291051	21.942915	13.75%	743	2010
	12.051474	19.291051	60.07%	966	2009
	29.141566	12.051474	-58.65%	1,639	2008
	20.414905	29.141566	42.75%	2,089	2007
	15.230741	20.414905	34.04%	2,558	2006
	11.711869	15.230741	30.05%	3,068	2005
	10.000000	11.711869	17.12%	1,314	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.717690	12.050888	2.84%	437	2010
	11.625974	11.717690	0.79%	852	2009
	10.996208	11.625974	5.73%	20,543	2008
	10.456077	10.996208	5.17%	20,729	2007
	10.308192	10.456077	1.43%	19,571	2006
	10.170039	10.308192	1.36%	15,132	2005
	10.034393	10.170039	1.35%	14,350	2004
	10.000000	10.034393	0.34%	11,270	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.911330	7.665647	10.91%	0	2010
	5.439586	6.911330	27.06%	205	2009
	10.000000	5.439586	-45.60%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.195706	8.639344	5.41%	0	2010
	6.492680	8.195706	26.23%	0	2009
	11.624236	6.492680	-44.15%	0	2008
	10.827926	11.624236	7.35%	546	2007
	10.000000	10.827926	8.28%	1,751	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.990655	16.865953	12.51%	36,242	2010
	12.006727	14.990655	24.85%	43,323	2009
	19.370012	12.006727	-38.01%	33,359	2008
	18.627254	19.370012	3.99%	33,357	2007
	16.238229	18.627254	14.71%	37,496	2006
	15.327674	16.238229	5.94%	37,498	2005
	13.695527	15.327674	11.92%	27,608	2004
	10.000000	13.695527	39.96%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.496080	12.390907	7.78%	0	2010
	10.000000	11.496080	14.96%	0	2009*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.053380	13.253792	9.96%	0	2010
	10.000000	12.053380	20.53%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.876288	12.343508	3.93%	3,406	2010
	11.092429	11.876288	7.07%	14,448	2009
	12.025824	11.092429	-7.76%	15,425	2008
	11.628004	12.025824	3.42%	17,610	2007
	11.158734	11.628004	4.21%	22,537	2006
	11.004575	11.158734	1.40%	21,772	2005
	10.713558	11.004575	2.72%	3,098	2004
	10.000000	10.713558	7.14%	1,688	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.540200	14.740247	8.86%	51,065	2010
	11.579600	13.540200	16.93%	49,805	2009
	15.361218	11.579600	-24.62%	61,488	2008
	14.813939	15.361218	3.69%	230,116	2007
	13.553620	14.813939	9.30%	258,061	2006
	13.107851	13.553620	3.40%	285,645	2005
	12.192229	13.107851	7.51%	276,377	2004
	10.000000	12.192229	21.92%	47,752	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.503712	16.062594	10.75%	39,354	2010
	11.879401	14.503712	22.09%	41,879	2009
	17.641492	11.879401	-32.66%	42,798	2008
	16.934317	17.641492	4.18%	42,107	2007
	15.062418	16.934317	12.43%	42,214	2006
	14.331913	15.062418	5.10%	43,956	2005
	13.026688	14.331913	10.02%	44,079	2004
	10.000000	13.026688	30.27%	9,330	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.778219	13.610050	6.51%	13,430	2010
	11.364256	12.778219	12.44%	16,091	2009
	13.628897	11.364256	-16.62%	8,941	2008
	13.118511	13.628897	3.89%	76,303	2007
	12.326824	13.118511	6.42%	114,522	2006
	12.019327	12.326824	2.56%	125,740	2005
	11.427726	12.019327	5.18%	138,029	2004
	10.000000	11.427726	14.28%	53,980	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.013868	21.074937	23.87%	1,109	2010
	12.675571	17.013868	34.23%	1,207	2009
	20.326795	12.675571	-37.64%	1,394	2008
	19.256325	20.326795	5.56%	1,521	2007
	17.852771	19.256325	7.86%	1,217	2006
	16.225157	17.852771	10.03%	1,116	2005
	14.283788	16.225157	13.59%	1,851	2004
	10.000000	14.283788	42.84%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.229014	10.039796	-1.85%	46,431	2010
	10.417445	10.229014	-1.81%	64,059	2009
	10.400214	10.417445	0.17%	68,426	2008
	10.112656	10.400214	2.84%	38,895	2007
	9.856226	10.112656	2.60%	27,514	2006
	9.780540	9.856226	0.77%	28,523	2005
	9.884687	9.780540	-1.05%	30,696	2004
	10.000000	9.884687	-1.15%	8,788	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.957409	12.978836	8.54%	6,939	2010
	9.794737	11.957409	22.08%	2,905	2009
	12.065711	9.794737	-18.82%	2,702	2008
	11.750886	12.065711	2.68%	5,627	2007
	11.419269	11.750886	2.90%	5,893	2006
	11.385690	11.419269	0.29%	4,447	2005
	10.888817	11.385690	4.56%	5,345	2004
	10.000000	10.888817	8.89%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.080005	9.025504	11.70%	0	2010
	6.048367	8.080005	33.59%	0	2009
	10.000000	6.048367	-39.52%	3,955	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.346757	14.911587	3.94%	0	2010
	11.286674	14.346757	27.11%	0	2009
	21.486728	11.286674	-47.47%	180	2008
	21.316653	21.486728	0.80%	180	2007
	17.742531	21.316653	20.14%	180	2006
	16.170138	17.742531	9.72%	180	2005
	13.729071	16.170138	17.78%	180	2004
	10.000000	13.729071	37.29%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.159263	10.554825	3.89%	3,908	2010
	7.993388	10.159263	27.10%	3,908	2009
	15.209482	7.993388	-47.44%	6,289	2008
	15.090586	15.209482	0.79%	7,632	2007
	12.559962	15.090586	20.15%	6,769	2006
	11.445372	12.559962	9.74%	5,407	2005
	10.000000	11.445372	14.45%	1,735	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.975139	9.029911	13.23%	2,924	2010
	6.281640	7.975139	26.96%	675	2009
	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.840677	8.676601	10.66%	6,559	2010
	6.269802	7.840677	25.05%	6,463	2009
	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.700979	9.559284	24.13%	0	2010
	6.192315	7.700979	24.36%	0	2009
	10.000000	6.192315	-38.08%	1,098	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.546437	10.035290	17.42%	0	2010
	6.673995	8.546437	28.06%	0	2009
	10.000000	6.673995	-33.26%	1,806	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.463564	14.076350	22.79%	1,378	2010
	9.183081	11.463564	24.83%	1,432	2009
	17.500830	9.183081	-47.53%	1,378	2008
	16.285328	17.500830	7.46%	1,427	2007
	16.110548	16.285328	1.08%	2,218	2006
	15.234783	16.110548	5.75%	2,851	2005
	13.715748	15.234783	11.08%	3,339	2004
	10.000000	13.715748	37.16%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.598802	20.605213	24.14%	986	2010
	13.436896	16.598802	23.53%	1,015	2009
	20.222599	13.436896	-33.56%	990	2008
	22.211681	20.222599	-8.96%	1,719	2007
	19.325182	22.211681	14.94%	2,680	2006
	19.155578	19.325182	0.89%	2,701	2005
	16.681315	19.155578	14.83%	3,428	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.410976	20.131252	22.67%	2,337	2010
	12.437959	16.410976	31.94%	2,611	2009
	20.557672	12.437959	-39.50%	4,556	2008
	20.557852	20.557672	0.00%	7,502	2007
	18.741745	20.557852	9.69%	7,070	2006
	17.047183	18.741745	9.94%	6,681	2005
	14.621826	17.047183	16.59%	6,258	2004
	10.000000	14.621826	46.22%	2,666	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.315506	13.686234	11.13%	0	2010
	9.993615	12.315506	23.23%	0	2009
	17.438964	9.993615	-42.69%	2,313	2008
	16.469458	17.438964	5.89%	3,390	2007
	14.796175	16.469458	11.31%	2,001	2006
	14.082839	14.796175	5.07%	0	2005
	13.099371	14.082839	7.51%	0	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.126472	9.080691	27.42%	1,895	2010
	5.563279	7.126472	28.10%	2,875	2009
	10.000000	5.563279	-44.37%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.323906	10.378124	0.53%	0	2010
	9.820295	10.323906	5.13%	0	2009
	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.250943	14.467598	9.18%	0	2010
	10.000000	13.250943	32.51%	0	2009*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.876575	13.714900	6.51%	27,683	2010
	10.000000	12.876575	28.77%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.873037	13.436871	4.38%	0	2010
	10.000000	12.873037	28.73%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.401074	15.184938	13.31%	6,885	2010
	10.644586	13.401074	25.90%	5,230	2009
	17.275388	10.644586	-38.38%	5,907	2008
	18.073967	17.275388	-4.42%	8,980	2007
	15.934319	18.073967	13.43%	9,514	2006
	15.616715	15.934319	2.03%	8,264	2005
	13.589226	15.616715	14.92%	6,936	2004
	10.000000	13.589226	35.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.366446	14.039617	13.53%	4,720	2010
	9.039684	12.366446	36.80%	4,911	2009
	15.439925	9.039684	-41.45%	5,384	2008
	14.833818	15.439925	4.09%	6,844	2007
	12.872847	14.833818	15.23%	7,468	2006
	11.499389	12.872847	11.94%	5,768	2005
	10.000000	11.499389	14.99%	6,941	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.938318	21.507168	13.56%	3,607	2010
	13.846190	18.938318	36.78%	3,607	2009
	23.643183	13.846190	-41.44%	3,607	2008
	22.710241	23.643183	4.11%	4,860	2007
	19.714004	22.710241	15.20%	4,860	2006
	17.608662	19.714004	11.96%	5,331	2005
	15.091431	17.608662	16.68%	5,331	2004
	10.000000	15.091431	50.91%	0	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.479746	2.781198	12.16%	1,892	2010
	1.998532	2.479746	24.08%	1,949	2009
	9.529185	1.998532	-79.03%	716	2008
	10.000000	9.529185	-4.71%	803	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.509845	3.942428	12.32%	976	2010
	2.839210	3.509845	23.62%	1,031	2009
	13.501403	2.839210	-78.97%	1,084	2008
	13.822109	13.501403	-2.32%	1,423	2007
	12.892436	13.822109	7.21%	1,917	2006
	12.876571	12.892436	0.12%	1,894	2005
	12.065688	12.876571	6.72%	1,765	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.663841	14.396821	13.68%	8,835	2010
	10.080586	12.663841	25.63%	8,778	2009
	16.734981	10.080586	-39.76%	12,393	2008
	16.372426	16.734981	2.21%	14,051	2007
	14.535004	16.372426	12.64%	13,825	2006
	14.004211	14.535004	3.79%	11,992	2005
	13.072585	14.004211	7.13%	6,806	2004
	10.000000	13.072585	30.73%	1,833	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.897853	20.409488	20.78%	686	2010
	12.577491	16.897853	34.35%	686	2009
	20.670727	12.577491	-39.15%	1,367	2008
	21.359870	20.670727	-3.23%	1,854	2007
	18.979349	21.359870	12.54%	1,608	2006
	17.623824	18.979349	7.69%	686	2005
	15.066242	17.623824	16.98%	1,394	2004
	10.000000	15.066242	50.66%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.830339	11.626247	7.35%	3,981	2010
	10.000000	10.830339	8.30%	0	2009*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.909511	11.262962	3.24%	382	2010
	10.000000	10.909511	9.10%	104	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.116845	12.480136	12.26%	1,402	2010
	8.725219	11.116845	27.41%	1,462	2009
	14.501740	8.725219	-39.83%	2,491	2008
	15.726340	14.501740	-7.79%	2,422	2007
	13.822597	15.726340	13.77%	2,498	2006
	13.382696	13.822597	3.29%	2,495	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.243374	15.381731	7.99%	0	2010
	11.643640	14.243374	22.33%	0	2009
	21.166526	11.643640	-44.99%	315	2008
	19.902453	21.166526	6.35%	315	2007
	15.875772	19.902453	25.36%	315	2006
	14.415757	15.875772	10.13%	315	2005
	12.640252	14.415757	14.05%	315	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.340219	15.816854	18.57%	0	2010
	8.292772	13.340219	60.87%	0	2009
	13.418513	8.292772	-38.20%	0	2008
	12.957523	13.418513	3.56%	0	2007
	12.520549	12.957523	3.49%	0	2006
	12.068798	12.520549	3.74%	0	2005
	11.707077	12.068798	3.09%	0	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.505563	5.06%	0	2010*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.412737	10.921086	4.88%	0	2010
	9.699151	10.412737	7.36%	0	2009
	11.035849	9.699151	-12.11%	2,153	2008
	10.687295	11.035849	3.26%	5,095	2007
	10.513789	10.687295	1.65%	3,280	2006
	10.305973	10.513789	2.02%	1,132	2005
	10.089289	10.305973	2.15%	1,132	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	18.047123	19.438922	7.71%	0	2010
	14.131677	18.047123	27.71%	0	2009
	16.934984	14.131677	-16.55%	0	2008
	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.769890	17.70%	860	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.880121	16.026653	24.43%	0	2010
	8.597067	12.880121	49.82%	0	2009

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.326389	13.633077	10.60%	4,737	2010
	10.445924	12.326389	18.00%	4,770	2009
	17.964756	10.445924	-41.85%	5,207	2008
	17.474675	17.964756	2.80%	6,122	2007
	15.233868	17.474675	14.71%	6,422	2006
	14.853284	15.233868	2.56%	7,985	2005
	13.620181	14.853284	9.05%	9,356	2004
	10.000000	13.620181	36.20%	1,494	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.650383	21.908237	24.12%	37,839	2010
	12.618626	17.650383	39.88%	27,876	2009
	20.030494	12.618626	-37.00%	5,823	2008
	20.123674	20.030494	-0.46%	5,928	2007
	17.970616	20.123674	11.98%	9,723	2006
	17.187195	17.970616	4.56%	9,834	2005
	14.720983	17.187195	16.75%	9,198	2004
	10.000000	14.720983	47.21%	5,259	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.929218	12.295411	3.07%	194,944	2010
	11.038864	11.929218	8.07%	142,665	2009
	11.440148	11.038864	-3.51%	83,602	2008
	10.657116	11.440148	7.35%	68,304	2007
	10.698655	10.657116	-0.39%	85,717	2006
	10.742961	10.698655	-0.41%	64,811	2005
	10.354917	10.742961	3.75%	28,486	2004
	10.000000	10.354917	3.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.525743	13.983990	11.64%	0	2010
	10.846969	12.525743	15.48%	0	2009
	16.949441	10.846969	-36.00%	0	2008
	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	525	2006
	14.791613	15.159191	2.49%	553	2005
	13.400667	14.791613	10.38%	2,031	2004
	10.000000	13.400667	34.01%	609	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.856213	13.831236	16.66%	48,567	2010
	9.315701	11.856213	27.27%	46,326	2009
	12.585912	9.315701	-25.98%	30,306	2008
	13.156741	12.585912	-4.34%	37,326	2007
	11.160354	13.156741	17.89%	21,219	2006
	10.000000	11.160354	11.60%	3,355	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.018891	12.934953	7.62%	227,374	2010
	10.000000	12.018891	20.19%	61,958	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.527358	20.390739	23.38%	52,819	2010
	13.482033	16.527358	22.59%	41,984	2009
	19.903666	13.482033	-32.26%	37,727	2008
	20.435589	19.903666	-2.60%	15,237	2007
	18.215806	20.435589	12.19%	22,501	2006
	17.323874	18.215806	5.15%	12,187	2005
	14.495863	17.323874	19.51%	20,834	2004
	10.000000	14.495863	44.96%	1,253	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.957235	14.551624	12.31%	40,860	2010
	10.484318	12.957235	23.59%	36,299	2009
	17.060175	10.484318	-38.55%	21,093	2008
	16.574042	17.060175	2.93%	23,617	2007
	14.671716	16.574042	12.97%	27,140	2006
	14.327417	14.671716	2.40%	27,038	2005
	13.241492	14.327417	8.20%	24,233	2004
	10.000000	13.241492	32.41%	1,655	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.044385	14.714455	12.80%	36,067	2010
	10.884321	13.044385	19.85%	35,161	2009
	15.795961	10.884321	-31.09%	20,281	2008
	15.078643	15.795961	4.76%	13,518	2007
	13.232899	15.078643	13.95%	59,470	2006
	12.961593	13.232899	2.09%	15,609	2005
	12.614318	12.961593	2.75%	3,803	2004
	10.000000	12.614318	26.14%	874	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.271918	13.175601	28.27%	3,631	2010
	8.330082	10.271918	23.31%	2,598	2009
	13.653059	8.330082	-38.99%	2,797	2008
	15.696762	13.653059	-13.02%	2,797	2007
	15.463665	15.696762	1.51%	3,202	2006
	14.940160	15.463665	3.50%	3,202	2005
	13.721639	14.940160	8.88%	6,261	2004
	10.000000	13.721639	37.22%	1,089	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.630154	13.994934	10.81%	0	2010
	11.372684	12.630154	11.06%	0	2009
	16.491882	11.372684	-31.04%	0	2008
	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	0	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.482091	12.190654	6.17%	13,984	2010
	9.745985	11.482091	17.81%	24,399	2009
	10.751903	9.745985	-9.36%	24,789	2008
	10.430737	10.751903	3.08%	36,002	2007
	10.236368	10.430737	1.90%	32,780	2006
	10.337354	10.236368	-0.98%	27,617	2005
	10.204194	10.337354	1.30%	15,036	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.853307	11.976883	10.35%	17,116	2010
	8.929952	10.853307	21.54%	11,311	2009
	12.170952	8.929952	-26.63%	4,965	2008
	11.449951	12.170952	6.30%	5,282	2007
	10.656145	11.449951	7.45%	5,557	2006
	10.000000	10.656145	6.56%	2,344	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.749898	12.050735	12.10%	122,903	2010
	8.528856	10.749898	26.04%	114,517	2009
	12.944625	8.528856	-34.11%	58,752	2008
	12.006703	12.944625	7.81%	43,282	2007
	10.961738	12.006703	9.53%	7,701	2006
	10.000000	10.961738	9.62%	2,936	2005*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.501446	11.933033	13.63%	8,776	2010
	8.164651	10.501446	28.62%	2,464	2009
	13.468509	8.164651	-39.38%	2,681	2008
	12.367469	13.468509	8.90%	2,867	2007
	11.169149	12.367469	10.73%	3,016	2006
	10.000000	11.169149	11.69%	1,283	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.088047	16.459815	16.84%	41,993	2010
	9.736367	14.088047	44.70%	47,131	2009
	21.779859	9.736367	-55.30%	64,559	2008
	15.253319	21.779859	42.79%	65,004	2007
	13.339408	15.253319	14.35%	47,254	2006
	10.000000	13.339408	33.39%	48,937	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.850889	14.480127	12.68%	84,368	2010
	10.090937	12.850889	27.35%	80,108	2009
	17.997091	10.090937	-43.93%	68,808	2008
	18.126350	17.997091	-0.71%	66,544	2007
	15.413918	18.126350	17.60%	55,442	2006
	14.890118	15.413918	3.52%	28,387	2005
	13.652543	14.890118	9.06%	13,159	2004
	10.000000	13.652543	36.53%	1,622	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.136474	14.739601	21.45%	38,603	2010
	9.672824	12.136474	25.47%	32,287	2009
	18.723429	9.672824	-48.34%	35,337	2008
	15.077970	18.723429	24.18%	34,209	2007
	14.428718	15.077970	4.50%	17,339	2006
	13.947355	14.428718	3.45%	20,759	2005
	13.794032	13.947355	1.11%	15,963	2004
	10.000000	13.794032	37.94%	4,243	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.696525	12.334105	5.45%	318,532	2010
	10.330978	11.696525	13.22%	401,740	2009
	10.914247	10.330978	-5.34%	347,228	2008
	10.695648	10.914247	2.04%	368,975	2007
	10.474496	10.695648	2.11%	183,995	2006
	10.483602	10.474496	-0.09%	29,382	2005
	10.262112	10.483602	2.16%	5,621	2004
	10.000000	10.262112	2.62%	988	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.423747	25.747562	26.07%	86,768	2010
	14.904845	20.423747	37.03%	92,687	2009
	25.171396	14.904845	-40.79%	91,004	2008
	22.260345	25.171396	13.08%	85,383	2007
	20.196810	22.260345	10.22%	85,747	2006
	17.452852	20.196810	15.72%	96,070	2005
	14.279064	17.452852	22.23%	27,615	2004
	10.000000	14.279064	42.79%	4,781	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.182770	19.009475	10.63%	1,855	2010
	13.884102	17.182770	23.76%	1,903	2009
	25.269098	13.884102	-45.06%	2,433	2008
	22.019372	25.269098	14.76%	2,433	2007
	19.067291	22.019372	15.48%	2,433	2006
	16.370488	19.067291	16.47%	2,434	2005
	14.734289	16.370488	11.10%	4,031	2004
	10.000000	14.734289	47.34%	1,058	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.535584	12.761543	10.63%	41,563	2010
	9.322533	11.535584	23.74%	40,605	2009
	16.962678	9.322533	-45.04%	35,488	2008
	14.780294	16.962678	14.77%	37,616	2007
	12.794338	14.780294	15.52%	38,495	2006
	10.988531	12.794338	16.43%	47,533	2005
	10.000000	10.988531	9.89%	3,561	2004*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.077894	19.916759	23.88%	15,152	2010
	10.434236	16.077894	54.09%	16,128	2009
	21.846573	10.434236	-52.24%	7,137	2008
	21.133526	21.846573	3.37%	7,528	2007
	18.578540	21.133526	13.75%	11,072	2006
	18.498039	18.578540	0.44%	13,446	2005
	16.572366	18.498039	11.62%	8,229	2004
	10.000000	16.572366	65.72%	2,283	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.326718	11.408652	10.48%	94,802	2010
	7.767215	10.326718	32.95%	98,759	2009
	11.261623	7.767215	-31.03%	82,162	2008
	11.070887	11.261623	1.72%	69,905	2007
	10.000000	11.070887	10.71%	33,185	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.052968	15.440812	18.29%	48,489	2010
	11.344899	13.052968	15.06%	51,517	2009
	15.872203	11.344899	-28.52%	53,607	2008
	16.636787	15.872203	-4.60%	59,793	2007
	14.486224	16.636787	14.85%	68,362	2006
	14.284062	14.486224	1.42%	69,626	2005
	13.124559	14.284062	8.83%	27,110	2004
	10.000000	13.124559	31.25%	2,250	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.948821	21.308778	25.72%	86,101	2010
	13.383779	16.948821	26.64%	125,739	2009
	20.379018	13.383779	-34.33%	45,241	2008
	21.293406	20.379018	-4.29%	41,437	2007
	18.563394	21.293406	14.71%	26,128	2006
	17.405526	18.563394	6.65%	16,437	2005
	14.345083	17.405526	21.33%	22,446	2004
	10.000000	14.345083	43.45%	1,784	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.389555	9.069547	8.11%	15,129	2010
	6.569115	8.389555	27.71%	3,039	2009
	10.000000	6.569115	-34.31%	255	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.741349	18.137880	15.22%	53,291	2010
	9.299580	15.741349	69.27%	59,742	2009
	20.040896	9.299580	-53.60%	58,840	2008
	15.883394	20.040896	26.18%	72,928	2007
	12.638452	15.883394	25.68%	113,797	2006
	10.000000	12.638452	26.38%	54,548	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.222589	19.369591	6.29%	4,080	2010
	13.561455	18.222589	34.37%	2,946	2009
	23.198948	13.561455	-41.54%	2,989	2008
	20.494837	23.198948	13.19%	4,339	2007
	17.210388	20.494837	19.08%	5,393	2006
	15.931585	17.210388	8.03%	5,469	2005
	13.708346	15.931585	16.22%	7,517	2004
	10.000000	13.708346	37.08%	3,976	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.132584	13.959209	6.29%	82,407	2010
	9.762388	13.132584	34.52%	91,280	2009
	16.704028	9.762388	-41.56%	294,578	2008
	14.758392	16.704028	13.18%	210,455	2007
	12.391616	14.758392	19.10%	135,311	2006
	11.474649	12.391616	7.99%	36,847	2005
	10.000000	11.474649	14.75%	13,565	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.235969	15.965661	12.15%	20,142	2010
	12.233112	14.235969	16.37%	18,824	2009
	11.747267	12.233112	4.14%	21,461	2008
	10.791538	11.747267	8.86%	30,035	2007
	9.752951	10.791538	10.65%	14,469	2006
	10.000000	9.752951	-2.47%	1,580	2005*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.302551	3.03%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.276729	12.77%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.196594	12.647748	12.96%	11,971	2010
	9.459431	11.196594	18.36%	10,264	2009
	16.815938	9.459431	-43.75%	21,659	2008
	15.351080	16.815938	9.54%	36,749	2007
	14.761321	15.351080	4.00%	14,455	2006
	13.864661	14.761321	6.47%	11,809	2005
	13.298233	13.864661	4.26%	5,159	2004
	10.000000	13.298233	32.98%	3,358	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	15.005193	17.430609	16.16%	21,063	2010
	10.777921	15.005193	39.22%	18,182	2009
	20.791514	10.777921	-48.16%	24,811	2008
	19.183735	20.791514	8.38%	15,595	2007
	16.828506	19.183735	14.00%	13,266	2006
	15.706782	16.828506	7.14%	7,058	2005
	13.897124	15.706782	13.02%	3,486	2004
	10.000000	13.897124	38.97%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.809328	12.583734	6.56%	162,380	2010
	10.000000	11.809328	18.09%	30,167	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.272769	16.191014	6.01%	10,682	2010
	12.403331	15.272769	23.13%	11,725	2009
	15.070472	12.403331	-17.70%	11,591	2008
	13.937940	15.070472	8.13%	11,827	2007
	12.873580	13.937940	8.27%	14,637	2006
	12.194655	12.873580	5.57%	14,761	2005
	11.484704	12.194655	6.18%	14,918	2004
	10.000000	11.484704	14.85%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.758387	18.540512	4.40%	47,959	2010
	12.403817	17.758387	43.17%	43,169	2009
	22.716955	12.403817	-45.40%	32,652	2008
	16.958344	22.716955	33.96%	8,409	2007
	15.849789	16.958344	6.99%	2,134	2006
	14.360798	15.849789	10.37%	1,096	2005
	12.415484	14.360798	15.67%	1,137	2004
	10.000000	12.415484	24.15%	2,222	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.205777	12.06%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	32.044817	39.281295	22.58%	1,167	2010
	18.250720	32.044817	75.58%	1,215	2009
	38.966658	18.250720	-53.16%	1,737	2008
	31.046642	38.966658	25.51%	1,737	2007
	21.593269	31.046642	43.78%	1,737	2006
	16.690295	21.593269	29.38%	1,737	2005
	14.342071	16.690295	16.37%	3,993	2004
	10.000000	14.342071	43.42%	208	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.828103	26.760146	22.59%	34,925	2010
	12.431876	21.828103	75.58%	73,406	2009
	26.532446	12.431876	-53.14%	84,369	2008
	21.130702	26.532446	25.56%	42,844	2007
	14.689923	21.130702	43.84%	27,450	2006
	11.347757	14.689923	29.45%	4,201	2005
	10.000000	11.347757	13.48%	5,373	2004*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.702750	7.03%	11,686	2010*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.251577	14.572257	9.97%	6,938	2010
	9.716395	13.251577	36.38%	7,709	2009
	15.725168	9.716395	-38.21%	7,440	2008
	14.446858	15.725168	8.85%	15,650	2007
	13.730460	14.446858	5.22%	17,191	2006
	13.434891	13.730460	2.20%	12,306	2005
	12.572420	13.434891	6.86%	12,454	2004
	10.000000	12.572420	25.72%	841	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.149121	16.519974	9.05%	213,845	2010
	12.617582	15.149121	20.06%	241,409	2009
	19.133862	12.617582	-34.06%	66,904	2008
	18.139026	19.133862	5.48%	40,982	2007
	15.350871	18.139026	18.16%	15,426	2006
	14.704343	15.350871	4.40%	9,145	2005
	13.060441	14.704343	12.59%	3,323	2004
	10.000000	13.060441	30.60%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.751814	10.066997	3.23%	163,837	2010
	8.776128	9.751814	11.12%	180,272	2009
	10.339136	8.776128	-15.12%	295,566	2008
	10.065578	10.339136	2.72%	296,760	2007
	9.851254	10.065578	2.18%	156,627	2006
	9.903697	9.851254	-0.53%	22,588	2005
	10.022565	9.903697	-1.19%	9,327	2004
	10.000000	10.022565	0.23%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.857340	12.733574	17.28%	6,153	2010
	9.020719	10.857340	20.36%	6,970	2009
	15.200728	9.020719	-40.66%	17,567	2008
	15.425324	15.200728	-1.46%	7,592	2007
	14.946321	15.425324	3.20%	9,184	2006
	14.813472	14.946321	0.90%	9,025	2005
	13.504135	14.813472	9.70%	7,479	2004
	10.000000	13.504135	35.04%	414	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.792100	15.409556	20.46%	10,052	2010
	9.926852	12.792100	28.86%	9,703	2009
	16.719252	9.926852	-40.63%	14,950	2008
	15.847072	16.719252	5.50%	310,987	2007
	14.213670	15.847072	11.49%	181,607	2006
	13.565311	14.213670	4.78%	7,464	2005
	12.213171	13.565311	11.07%	1,649	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.387724	13.743741	10.95%	70,669	2010
	10.000000	12.387724	23.88%	3,894	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.034298	9.922759	9.83%	2,779,534	2010
	7.465869	9.034298	21.01%	2,276,035	2009
	10.843154	7.465869	-31.15%	909,202	2008
	10.420045	10.843154	4.06%	611,294	2007
	10.000000	10.420045	4.20%	273,333	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.205658	10.606108	3.92%	518,605	2010
	9.280979	10.205658	9.96%	411,257	2009
	10.502388	9.280979	-11.63%	136,440	2008
	10.402195	10.502388	0.96%	55,980	2007
	10.000000	10.402195	4.02%	8,941	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.023020	10.938302	9.13%	111,524	2010
	7.218983	10.023020	38.84%	103,159	2009
	11.998783	7.218983	-39.84%	77,144	2008
	10.701461	11.998783	12.12%	54,069	2007
	10.000000	10.701461	7.01%	82,185	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.352911	9.680230	15.89%	213,486	2010
	6.138425	8.352911	36.08%	211,761	2009
	11.222723	6.138425	-45.30%	192,309	2008
	10.229939	11.222723	9.70%	129,053	2007
	10.000000	10.229939	2.30%	60,912	2006*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.597040	8.266547	8.81%	694,188	2010
	5.928601	7.597040	28.14%	512,387	2009
	9.762924	5.928601	-39.27%	145,668	2008
	10.000000	9.762924	-2.37%	25,425	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.273771	15.836568	10.95%	519	2010
	9.970928	14.273771	43.15%	519	2009
	14.122069	9.970928	-29.39%	1,011	2008
	13.966646	14.122069	1.11%	2,387	2007
	12.878087	13.966646	8.45%	3,078	2006
	12.828129	12.878087	0.39%	3,136	2005
	11.883363	12.828129	7.95%	9,775	2004
	10.000000	11.883363	18.83%	863	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.523960	12.786356	10.95%	16,552	2010
	8.045559	11.523960	43.23%	22,911	2009
	11.412324	8.045559	-29.50%	10,753	2008
	11.283062	11.412324	1.15%	17,123	2007
	10.404099	11.283062	8.45%	16,166	2006
	10.000000	10.404099	4.04%	16,586	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.629139	8.631396	13.14%	80,442	2010
	5.086752	7.629139	49.98%	76,292	2009
	10.000000	5.086752	-49.13%	3,407	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.845689	9.505383	21.15%	206,080	2010
	6.095623	7.845689	28.71%	365,936	2009
	10.000000	6.095623	-39.04%	424,423	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.017520	9.037008	12.72%	82,214	2010
	6.329119	8.017520	26.68%	41,786	2009
	10.000000	6.329119	-36.71%	20,662	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.263244	10.027838	8.25%	742,404	2010
	7.884632	9.263244	17.48%	341,445	2009
	10.000000	7.884632	-21.15%	27,806	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.723627	9.613325	10.20%	2,155,932	2010
	7.165610	8.723627	21.74%	1,086,700	2009
	10.000000	7.165610	-28.34%	77,157	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.006663	10.478811	4.72%	222,203	2010
	9.029915	10.006663	10.82%	207,213	2009
	10.000000	9.029915	-9.70%	37,588	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.993867	9.821305	9.20%	1,835,127	2010
	7.521865	8.993867	19.57%	1,164,041	2009
	10.000000	7.521865	-24.78%	237,532	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.444619	9.382225	11.10%	570,508	2010
	6.804125	8.444619	24.11%	327,556	2009
	10.000000	6.804125	-31.96%	183,752	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.534297	10.192952	6.91%	399,757	2010
	8.262967	9.534297	15.39%	257,940	2009
	10.000000	8.262967	-17.37%	19,468	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.427791	10.917498	4.70%	106,328	2010
	9.793750	10.427791	6.47%	154,322	2009
	10.000000	9.793750	-2.06%	3,146	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.187800	11.859763	6.01%	27,873	2010
	9.799538	11.187800	14.17%	32,150	2009
	10.000000	9.799538	-2.00%	17,302	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.978626	36.345122	13.65%	996	2010
	19.997995	31.978626	59.91%	1,036	2009
	48.482892	19.997995	-58.75%	1,480	2008
	34.059656	48.482892	42.35%	1,480	2007
	25.481383	34.059656	33.66%	1,480	2006
	19.637463	25.481383	29.76%	1,480	2005
	16.629376	19.637463	18.09%	4,143	2004
	10.000000	16.629376	66.29%	1,055	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.180025	21.794414	13.63%	40,889	2010
	11.994322	19.180025	59.91%	43,158	2009
	29.033083	11.994322	-58.69%	47,203	2008
	20.359741	29.033083	42.60%	59,898	2007
	15.205039	20.359741	33.90%	98,525	2006
	11.703984	15.205039	29.91%	54,783	2005
	10.000000	11.703984	17.04%	25,614	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.635860	11.954538	2.74%	205,304	2010
	11.556553	11.635860	0.69%	324,511	2009
	10.941692	11.556553	5.62%	387,368	2008
	10.414910	10.941692	5.06%	311,378	2007
	10.278047	10.414910	1.33%	164,957	2006
	10.150616	10.278047	1.26%	13,505	2005
	10.025426	10.150616	1.25%	595	2004
	10.000000	10.025426	0.25%	1,881	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.899575	7.644830	10.80%	47,836	2010
	5.435866	6.899575	26.93%	45,755	2009
	10.000000	5.435866	-45.64%	17,616	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.165074	8.598280	5.31%	30,441	2010
	6.475014	8.165074	26.10%	27,043	2009
	11.604467	6.475014	-44.20%	33,756	2008
	10.820602	11.604467	7.24%	53,950	2007
	10.000000	10.820602	8.21%	96,331	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.885937	16.731092	12.40%	129,540	2010
	11.935003	14.885937	24.73%	160,339	2009
	19.273993	11.935003	-38.08%	110,602	2008
	18.553909	19.273993	3.88%	129,761	2007
	16.190743	18.553909	14.60%	115,871	2006
	15.298388	16.190743	5.83%	122,907	2005
	13.683298	15.298388	11.80%	101,963	2004
	10.000000	13.683298	36.83%	1,745	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.488255	12.369869	7.67%	257,619	2010
	10.000000	11.488255	14.88%	121,031	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.045182	13.231289	9.85%	666,811	2010
	10.000000	12.045182	20.45%	382,202	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.793354	12.244822	3.83%	192,338	2010
	11.026204	11.793354	6.96%	193,441	2009
	11.966235	11.026204	-7.86%	118,704	2008
	11.582248	11.966235	3.32%	57,316	2007
	11.126126	11.582248	4.10%	81,227	2006
	10.983569	11.126126	1.30%	40,493	2005
	10.704003	10.983569	2.61%	17,325	2004
	10.000000	10.704003	7.04%	7,707	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.445621	14.622383	8.75%	1,237,342	2010
	11.510438	13.445621	16.81%	1,180,213	2009
	15.285064	11.510438	-24.69%	810,297	2008
	14.755622	15.285064	3.59%	817,947	2007
	13.513991	14.755622	9.19%	689,961	2006
	13.082811	13.513991	3.30%	515,805	2005
	12.181349	13.082811	7.40%	350,472	2004
	10.000000	12.181349	21.81%	24,604	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.402396	15.934161	10.64%	684,574	2010
	11.808455	14.402396	21.97%	720,183	2009
	17.554065	11.808455	-32.73%	711,256	2008
	16.867668	17.554065	4.07%	721,492	2007
	15.018394	16.867668	12.31%	614,671	2006
	14.304552	15.018394	4.99%	311,041	2005
	13.015066	14.304552	9.91%	178,995	2004
	10.000000	13.015066	30.15%	15,683	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.688935	13.501187	6.40%	265,653	2010
	11.296366	12.688935	12.33%	356,441	2009
	13.561316	11.296366	-16.70%	274,175	2008
	13.066840	13.561316	3.78%	217,824	2007
	12.290759	13.066840	6.31%	255,984	2006
	11.996352	12.290759	2.45%	134,620	2005
	11.417528	11.996352	5.07%	66,997	2004
	10.000000	11.417528	14.18%	9,177	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.894982	20.906373	23.74%	47,610	2010
	12.599854	16.894982	34.09%	48,841	2009
	20.226044	12.599854	-37.70%	46,127	2008
	19.180528	20.226044	5.45%	36,869	2007
	17.800600	19.180528	7.75%	28,882	2006
	16.194190	17.800600	9.92%	25,070	2005
	14.271063	16.194190	13.48%	12,489	2004
	10.000000	14.271063	42.71%	2,541	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.157162	9.959114	-1.95%	537,304	2010
	10.354819	10.157162	-1.91%	420,237	2009
	10.348233	10.354819	0.06%	539,936	2008
	10.072432	10.348233	2.74%	573,571	2007
	9.827008	10.072432	2.50%	144,635	2006
	9.761463	9.827008	0.67%	94,204	2005
	9.875470	9.761463	-1.15%	44,108	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.873865	12.875031	8.43%	82,785	2010
	9.736227	11.873865	21.96%	69,947	2009
	12.005886	9.736227	-18.90%	52,876	2008
	11.704613	12.005886	2.57%	53,704	2007
	11.385869	11.704613	2.80%	27,617	2006
	11.363940	11.385869	0.19%	13,913	2005
	10.879096	11.363940	4.46%	7,893	2004
	10.000000	10.879096	8.79%	280	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.066282	9.000995	11.59%	228,428	2010
	6.044248	8.066282	33.45%	355,123	2009
	10.000000	6.044248	-39.56%	371,068	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.249548	14.795477	3.83%	723	2010
	11.221641	14.249548	26.98%	723	2009
	21.384785	11.221641	-47.53%	723	2008
	21.237273	21.384785	0.69%	723	2007
	17.694429	21.237273	20.02%	1,453	2006
	16.142684	17.694429	9.61%	1,475	2005
	13.719727	16.142684	17.66%	1,691	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.100781	10.483392	3.79%	79,648	2010
	7.955492	10.100781	26.97%	74,482	2009
	15.152857	7.955492	-47.50%	173,671	2008
	15.049828	15.152857	0.68%	205,876	2007
	12.538773	15.049828	20.03%	129,303	2006
	11.437668	12.538773	9.63%	49,292	2005
	10.000000	11.437668	14.38%	11,186	2004*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.961577	9.005380	13.11%	156,921	2010
	6.277357	7.961577	26.83%	231,880	2009
	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.827338	8.653032	10.55%	93,919	2010
	6.265525	7.827338	24.93%	95,714	2009
	10.000000	6.265525	-37.34%	791	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.687878	9.533309	24.00%	162,505	2010
	6.188086	7.687878	24.24%	231,465	2009
	10.000000	6.188086	-38.12%	136,281	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.531911	10.008039	17.30%	171,344	2010
	6.669444	8.531911	27.93%	247,450	2009
	10.000000	6.669444	-33.31%	269,035	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.383451	13.963762	22.67%	12,087	2010
	9.128209	11.383451	24.71%	16,523	2009
	17.414054	9.128209	-47.58%	17,873	2008
	16.221203	17.414054	7.35%	21,406	2007
	16.063452	16.221203	0.98%	24,486	2006
	15.205697	16.063452	5.64%	38,785	2005
	13.703517	15.205697	10.96%	22,213	2004
	10.000000	13.703517	37.04%	920	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.482865	20.440477	24.01%	23,320	2010
	13.356635	16.482865	23.41%	23,639	2009
	20.122351	13.356635	-33.62%	26,386	2008
	22.124258	20.122351	-9.05%	14,842	2007
	19.268704	22.124258	14.82%	21,725	2006
	19.119017	19.268704	0.78%	30,149	2005
	16.666453	19.119017	14.72%	23,170	2004
	10.000000	16.666453	66.66%	2,552	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.296331	19.970280	22.54%	16,053	2010
	12.363666	16.296331	31.81%	16,087	2009
	20.455785	12.363666	-39.56%	49,476	2008
	20.476947	20.455785	-0.10%	40,048	2007
	18.686979	20.476947	9.58%	33,775	2006
	17.014645	18.686979	9.83%	10,287	2005
	14.608788	17.014645	16.47%	15,771	2004
	10.000000	14.608788	46.09%	3,424	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.229463	13.576782	11.02%	140,869	2010
	9.933923	12.229463	23.11%	230,032	2009
	17.352525	9.933923	-42.75%	282,218	2008
	16.404635	17.352525	5.78%	239,947	2007
	14.752925	16.404635	11.20%	139,391	2006
	14.055950	14.752925	4.96%	548	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.114320	9.055986	27.29%	74,951	2010
	5.559464	7.114320	27.97%	84,457	2009
	10.000000	5.559464	-44.41%	355	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.306389	10.349954	0.42%	79,517	2010
	9.813634	10.306389	5.02%	84,017	2009
	10.000000	9.813634	-1.86%	12,895	2008*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.241944	14.443064	9.07%	2,468	2010
	10.000000	13.241944	32.42%	428	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.867835	13.691636	6.40%	181,702	2010
	10.000000	12.867835	28.68%	1,035	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.864296	13.414082	4.27%	183,258	2010
	10.000000	12.864296	28.64%	279,371	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.307463	15.063527	13.20%	120,451	2010
	10.581010	13.307463	25.77%	114,472	2009
	17.189769	10.581010	-38.45%	121,811	2008
	18.002842	17.189769	-4.52%	231,107	2007
	15.887753	18.002842	13.31%	193,931	2006
	15.586906	15.887753	1.93%	70,699	2005
	13.577106	15.586906	14.80%	32,756	2004
	10.000000	13.577106	35.77%	3,397	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.295262	13.944595	13.41%	51,739	2010
	8.996820	12.295262	36.66%	58,660	2009
	15.382422	8.996820	-41.51%	61,018	2008
	14.793739	15.382422	3.98%	62,705	2007
	12.851121	14.793739	15.12%	108,876	2006
	11.491649	12.851121	11.83%	67,569	2005
	10.000000	11.491649	14.92%	23,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.806055	21.335250	13.45%	2,455	2010
	13.763518	18.806055	36.64%	1,495	2009
	23.526051	13.763518	-41.50%	1,495	2008
	22.620904	23.526051	4.00%	1,893	2007
	19.656415	22.620904	15.08%	2,447	2006
	17.575066	19.656415	11.84%	2,467	2005
	15.077980	17.575066	16.56%	2,489	2004
	10.000000	15.077980	50.78%	1,488	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.473004	2.770821	12.04%	19,943	2010
	1.995126	2.473004	23.95%	21,220	2009
	9.522694	1.995126	-79.05%	10,445	2008
	10.000000	9.522694	-4.77%	3,061	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.485338	3.910909	12.21%	3,280	2010
	2.822247	3.485338	23.50%	3,280	2009
	13.434470	2.822247	-78.99%	3,365	2008
	13.767676	13.434470	-2.42%	6,238	2007
	12.854710	13.767676	7.10%	8,301	2006
	12.851964	12.854710	0.02%	5,630	2005
	12.054908	12.851964	6.61%	3,659	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.575351	14.281674	13.57%	155,232	2010
	10.020365	12.575351	25.50%	229,584	2009
	16.652019	10.020365	-39.82%	254,943	2008
	16.307973	16.652019	2.11%	226,057	2007
	14.492509	16.307973	12.53%	159,746	2006
	13.977468	14.492509	3.68%	13,779	2005
	13.060920	13.977468	7.02%	14,282	2004
	10.000000	13.060920	30.61%	453	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.779833	20.246317	20.66%	35,274	2010
	12.502392	16.779833	34.21%	41,306	2009
	20.568311	12.502392	-39.22%	90,077	2008
	21.275840	20.568311	-3.33%	65,065	2007
	18.923917	21.275840	12.43%	41,846	2006
	17.590220	18.923917	7.58%	11,069	2005
	15.052827	17.590220	16.86%	11,678	2004
	10.000000	15.052827	50.53%	388	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.822960	11.606488	7.24%	21,052	2010
	10.000000	10.822960	8.23%	6,829	2009*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.902078	11.243820	3.13%	176,712	2010
	10.000000	10.902078	9.02%	148,316	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	11.041531	12.382977	12.15%	4,185	2010
	8.674948	11.041531	27.28%	4,227	2009
	14.432931	8.674948	-39.89%	4,259	2008
	15.667777	14.432931	-7.88%	4,402	2007
	13.785121	15.667777	13.66%	5,693	2006
	13.359972	13.785121	3.18%	7,321	2005
	12.262996	13.359972	8.95%	6,289	2004
	10.000000	12.262996	22.63%	1,197	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.146876	15.261968	7.88%	0	2010
	11.576553	14.146876	22.20%	0	2009
	21.066102	11.576553	-45.05%	0	2008
	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.249841	15.693708	18.44%	2,229	2010
	8.244992	13.249841	60.70%	1,871	2009
	13.354829	8.244992	-38.26%	0	2008
	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	2,067	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.498469	4.98%	0	2010*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.342210	10.836056	4.78%	46,187	2010
	9.643273	10.342210	7.25%	46,933	2009
	10.983472	9.643273	-12.20%	196,544	2008
	10.647467	10.983472	3.16%	242,987	2007
	10.485262	10.647467	1.55%	124,501	2006
	10.288472	10.485262	1.91%	7,207	2005
	10.082409	10.288472	2.04%	3,724	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.918838	19.281092	7.60%	420	2010
	14.045524	17.918838	27.58%	420	2009
	16.848924	14.045524	-16.64%	420	2008
	16.152914	16.848924	4.31%	420	2007
	14.867089	16.152914	8.65%	420	2006
	13.521031	14.867089	9.96%	420	2005
	12.527281	13.521031	7.93%	456	2004
	10.000000	12.527281	25.27%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.761937	17.62%	4,776	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.812951	15.926844	24.30%	18,837	2010
	8.560950	12.812951	49.67%	11,326	2009

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.240195	13.523943	10.49%	2,302	2010
	10.383470	12.240195	17.88%	2,302	2009
	17.875638	10.383470	-41.91%	2,302	2008
	17.405833	17.875638	2.70%	2,302	2007
	15.189296	17.405833	14.59%	6,248	2006
	14.824901	15.189296	2.46%	8,141	2005
	13.608022	14.824901	8.94%	8,141	2004
	10.000000	13.608022	36.08%	1,410	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.526978	21.732897	24.00%	1,754	2010
	12.543189	17.526978	39.73%	1,754	2009
	19.931126	12.543189	-37.07%	1,754	2008
	20.044400	19.931126	-0.57%	1,874	2007
	17.918036	20.044400	11.87%	4,135	2006
	17.154343	17.918036	4.45%	4,641	2005
	14.707841	17.154343	16.63%	4,641	2004
	10.000000	14.707841	47.08%	984	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.844314	12.195460	2.96%	6,776	2010
	10.971485	11.844314	7.96%	7,945	2009
	11.381929	10.971485	-3.61%	14,784	2008
	10.613767	11.381929	7.24%	14,781	2007
	10.665985	10.613767	-0.49%	14,934	2006
	10.721060	10.665985	-0.51%	10,290	2005
	10.344356	10.721060	3.64%	17,146	2004
	10.000000	10.344356	3.44%	2,201	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.438155	13.872054	11.53%	1,510	2010
	10.782118	12.438155	15.36%	1,510	2009
	16.865337	10.782118	-36.07%	1,510	2008
	17.295269	16.865337	-2.49%	1,307	2007
	15.114823	17.295269	14.43%	0	2006
	14.763325	15.114823	2.38%	0	2005
	13.388693	14.763325	10.27%	0	2004
	10.000000	13.388693	33.89%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.799886	13.751509	16.54%	302	2010
	9.280914	11.799886	27.14%	0	2009
	12.551742	9.280914	-26.06%	0	2008
	13.134493	12.551742	-4.44%	1,694	2007
	11.152811	13.134493	17.77%	1,376	2006
	10.000000	11.152811	11.53%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.010714	12.912985	7.51%	1,106	2010
	10.000000	12.010714	20.11%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.411804	20.227547	23.25%	1,370	2010
	13.401442	16.411804	22.46%	1,360	2009
	19.804932	13.401442	-32.33%	954	2008
	20.355099	19.804932	-2.70%	884	2007
	18.162532	20.355099	12.07%	1,118	2006
	17.290778	18.162532	5.04%	1,047	2005
	14.482926	17.290778	19.39%	5,548	2004
	10.000000	14.482926	44.83%	794	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.866647	14.435165	12.19%	13,904	2010
	10.421639	12.866647	23.46%	16,361	2009
	16.975537	10.421639	-38.61%	20,370	2008
	16.508747	16.975537	2.83%	23,053	2007
	14.628794	16.508747	12.85%	24,294	2006
	14.300041	14.628794	2.30%	25,642	2005
	13.229679	14.300041	8.09%	25,947	2004
	10.000000	13.229679	32.30%	7,917	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.953195	14.596711	12.69%	5,074	2010
	10.819266	12.953195	19.72%	0	2009
	15.717602	10.819266	-31.16%	1,437	2008
	15.019248	15.717602	4.65%	1,437	2007
	13.194185	15.019248	13.83%	8,202	2006
	12.936823	13.194185	1.99%	2,862	2005
	12.603055	12.936823	2.65%	1,273	2004
	10.000000	12.603055	26.03%	199	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.200065	13.070098	28.14%	0	2010
	8.280264	10.200065	23.19%	1,458	2009
	13.585320	8.280264	-39.05%	1,458	2008
	15.634927	13.585320	-13.11%	5,487	2007
	15.418441	15.634927	1.40%	5,487	2006
	14.911623	15.418441	3.40%	4,425	2005
	13.709405	14.911623	8.77%	4,967	2004
	10.000000	13.709405	37.09%	771	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.541829	13.882899	10.69%	3,446	2010
	11.304681	12.541829	10.94%	3,446	2009
	16.410037	11.304681	-31.11%	3,446	2008
	15.281941	16.410037	7.38%	3,446	2007
	13.474333	15.281941	13.42%	3,446	2006
	13.526220	13.474333	-0.38%	3,446	2005
	12.892635	13.526220	4.91%	3,446	2004
	10.000000	12.892635	28.93%	3,446	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.401817	12.093088	6.06%	13,428	2010
	9.687723	11.401817	17.69%	15,583	2009
	10.698526	9.687723	-9.45%	22,151	2008
	10.389604	10.698526	2.97%	34,640	2007
	10.206382	10.389604	1.80%	32,803	2006
	10.317582	10.206382	-1.08%	32,434	2005
	10.195062	10.317582	1.20%	31,825	2004
	10.000000	10.195062	1.95%	4,537	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.801733	11.907821	10.24%	0	2010
	8.896602	10.801733	21.41%	0	2009
	12.137905	8.896602	-26.70%	0	2008
	11.430576	12.137905	6.19%	0	2007
	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.698813	11.981254	11.99%	0	2010
	8.496988	10.698813	25.91%	0	2009
	12.909459	8.496988	-34.18%	0	2008
	11.986381	12.909459	7.70%	0	2007
	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.451533	11.864210	13.52%	0	2010
	8.134146	10.451533	28.49%	0	2009
	13.431918	8.134146	-39.44%	0	2008
	12.346527	13.431918	8.79%	0	2007
	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.021066	16.364877	16.72%	1,131	2010
	9.699975	14.021066	44.55%	2,309	2009
	21.720703	9.699975	-55.34%	2,896	2008
	15.227511	21.720703	42.64%	5,967	2007
	13.330408	15.227511	14.23%	3,256	2006
	10.000000	13.330408	33.30%	6,257	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.761021	14.364228	12.56%	9,964	2010
	10.030605	12.761021	27.22%	9,737	2009
	17.907811	10.030605	-43.99%	17,050	2008
	18.054937	17.907811	-0.81%	24,212	2007
	15.368821	18.054937	17.48%	25,097	2006
	14.861653	15.368821	3.41%	26,944	2005
	13.640353	14.861653	8.95%	27,133	2004
	10.000000	13.640353	36.40%	7,404	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.051597	14.621627	21.33%	2,802	2010
	9.614980	12.051597	25.34%	26,110	2009
	18.630533	9.614980	-48.39%	29,137	2008
	15.018540	18.630533	24.05%	29,768	2007
	14.386490	15.018540	4.39%	30,722	2006
	13.920691	14.386490	3.35%	30,259	2005
	13.781718	13.920691	1.01%	27,480	2004
	10.000000	13.781718	37.82%	1,799	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.614755	12.235391	5.34%	5,027	2010
	10.269217	11.614755	13.10%	7,410	2009
	10.860076	10.269217	-5.44%	6,702	2008
	10.653482	10.860076	1.94%	22,806	2007
	10.443820	10.653482	2.01%	15,570	2006
	10.463537	10.443820	-0.19%	19,711	2005
	10.252933	10.463537	2.05%	18,877	2004
	10.000000	10.252933	2.53%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.280943	25.541510	25.94%	13,248	2010
	14.815738	20.280943	36.89%	20,928	2009
	25.046511	14.815738	-40.85%	22,841	2008
	22.172632	25.046511	12.96%	24,900	2007
	20.137717	22.172632	10.10%	27,426	2006
	17.419498	20.137717	15.60%	30,014	2005
	14.266319	17.419498	22.10%	33,082	2004
	10.000000	14.266319	42.66%	6,208	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.062622	18.857340	10.52%	0	2010
	13.801097	17.062622	23.63%	1,172	2009
	25.143740	13.801097	-45.11%	1,172	2008
	21.932626	25.143740	14.64%	1,172	2007
	19.011494	21.932626	15.37%	1,172	2006
	16.339193	19.011494	16.36%	3,073	2005
	14.721125	16.339193	10.99%	6,953	2004
	10.000000	14.721125	47.21%	3,272	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.469080	12.675044	10.51%	1,394	2010
	9.278251	11.469080	23.61%	1,394	2009
	16.899403	9.278251	-45.10%	3,119	2008
	14.740282	16.899403	14.65%	4,279	2007
	12.772696	14.740282	15.40%	7,116	2006
	10.981123	12.772696	16.32%	11,523	2005
	10.000000	10.981123	9.81%	4,499	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.965456	19.757329	23.75%	303	2010
	10.371849	15.965456	53.93%	1,064	2009
	21.738230	10.371849	-52.29%	604	2008
	21.050300	21.738230	3.27%	1,445	2007
	18.524206	21.050300	13.64%	604	2006
	18.462717	18.524206	0.33%	906	2005
	16.557596	18.462717	11.51%	1,293	2004
	10.000000	16.557596	65.58%	404	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.288120	11.354435	10.36%	1,537	2010
	7.746080	10.288120	32.82%	744	2009
	11.242463	7.746080	-31.10%	3,428	2008
	11.063397	11.242463	1.62%	7,027	2007
	10.000000	11.063397	10.63%	4,476	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.961698	15.317214	18.17%	2,155	2010
	11.277073	12.961698	14.94%	32,263	2009
	15.793448	11.277073	-28.60%	38,750	2008
	16.571233	15.793448	-4.69%	45,504	2007
	14.443825	16.571233	14.73%	48,464	2006
	14.256750	14.443825	1.31%	56,866	2005
	13.112843	14.256750	8.72%	53,670	2004
	10.000000	13.112843	31.13%	3,290	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.830295	21.138214	25.60%	2,461	2010
	13.303765	16.830295	26.51%	2,676	2009
	20.277923	13.303765	-34.39%	2,114	2008
	21.209528	20.277923	-4.39%	4,349	2007
	18.509091	21.209528	14.59%	3,051	2006
	17.372271	18.509091	6.54%	3,987	2005
	14.332287	17.372271	21.21%	2,628	2004
	10.000000	14.332287	43.32%	1,433	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.375293	9.044914	8.00%	291	2010
	6.564641	8.375293	27.58%	251	2009
	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.666580	18.033354	15.11%	1,421	2010
	9.264846	15.666580	69.10%	558	2009
	19.986509	9.264846	-53.64%	58	2008
	15.856537	19.986509	26.05%	792	2007
	12.629924	15.856537	25.55%	8,309	2006
	10.000000	12.629924	26.30%	5,084	2005*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.095180	19.214566	6.19%	0	2010
	13.480387	18.095180	34.23%	1,183	2009
	23.083871	13.480387	-41.60%	1,183	2008
	20.414100	23.083871	13.08%	1,405	2007
	17.160035	20.414100	18.96%	2,170	2006
	15.901138	17.160035	7.92%	2,574	2005
	13.696109	15.901138	16.10%	2,574	2004
	10.000000	13.696109	39.96%	2,907	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.056913	13.864631	6.19%	3,885	2010
	9.716040	13.056913	34.39%	3,722	2009
	16.641751	9.716040	-41.62%	8,218	2008
	14.718460	16.641751	13.07%	6,837	2007
	12.370668	14.718460	18.98%	7,546	2006
	11.466910	12.370668	7.88%	11,248	2005
	10.000000	11.466910	14.67%	9,742	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.168344	15.873629	12.04%	6,699	2010
	12.187430	14.168344	16.25%	3,269	2009
	11.715354	12.187430	4.03%	4,284	2008
	10.773268	11.715354	8.74%	7,198	2007
	9.746350	10.773268	10.54%	2,424	2006
	10.000000	9.746350	-2.54%	448	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.300821	3.01%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.274845	12.75%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.118318	12.546534	12.85%	2,578	2010
	9.402875	11.118318	18.24%	4,401	2009
	16.732514	9.402875	-43.80%	4,401	2008
	15.290591	16.732514	9.43%	5,870	2007
	14.718123	15.290591	3.89%	4,401	2006
	13.838157	14.718123	6.36%	1,945	2005
	13.286364	13.838157	4.15%	1,951	2004
	10.000000	13.286364	32.86%	1,324	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.900273	17.291083	16.05%	470	2010
	10.713485	14.900273	39.08%	497	2009
	20.688366	10.713485	-48.21%	431	2008
	19.108161	20.688366	8.27%	473	2007
	16.779275	19.108161	13.88%	1,452	2006
	15.676768	16.779275	7.03%	513	2005
	13.884724	15.676768	12.91%	513	2004
	10.000000	13.884724	38.85%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.801289	12.562358	6.45%	1,039	2010
	10.000000	11.801289	18.01%	627	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.165981	16.061414	5.90%	0	2010
	12.329177	15.165981	23.01%	0	2009
	14.995676	12.329177	-17.78%	0	2008
	13.883000	14.995676	8.01%	849	2007
	12.835888	13.883000	8.16%	9,372	2006
	12.171323	12.835888	5.46%	9,372	2005
	11.474432	12.171323	6.07%	9,372	2004
	10.000000	11.474432	14.74%	9,372	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.634224	18.392106	4.30%	466	2010
	12.329659	17.634224	43.02%	671	2009
	22.604261	12.329659	-45.45%	668	2008
	16.891524	22.604261	33.82%	0	2007
	15.803415	16.891524	6.89%	2,203	2006
	14.333356	15.803415	10.26%	2,752	2005
	12.404395	14.333356	15.55%	2,752	2004
	10.000000	12.404395	24.04%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.198205	11.98%	0	2010*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.702358	26.578896	22.47%	4,443	2010
	12.372862	21.702358	75.40%	3,809	2009
	26.433554	12.372862	-53.19%	7,331	2008
	21.073540	26.433554	25.43%	7,765	2007
	14.665093	21.073540	43.70%	5,977	2006
	11.340105	14.665093	29.32%	2,785	2005
	10.000000	11.340105	13.40%	3,358	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.820813	38.966986	22.46%	0	2010
	18.141624	31.820813	75.40%	0	2009
	38.773429	18.141624	-53.21%	0	2008
	30.924379	38.773429	25.38%	0	2007
	21.530106	30.924379	43.63%	156	2006
	16.658394	21.530106	29.24%	156	2005
	14.329271	16.658394	16.25%	156	2004
	10.000000	14.329271	43.29%	431	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.695520	6.96%	287	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.158892	14.455594	9.85%	8,811	2010
	9.658288	13.158892	36.24%	10,102	2009
	15.647124	9.658288	-38.27%	12,518	2008
	14.389907	15.647124	8.74%	15,788	2007
	13.690268	14.389907	5.11%	16,759	2006
	13.409185	13.690268	2.10%	16,542	2005
	12.561188	13.409185	6.75%	17,373	2004
	10.000000	12.561188	25.61%	1,829	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.043167	16.387708	8.94%	2,207	2010
	12.542134	15.043167	19.94%	1,860	2009
	19.038918	12.542134	-34.12%	2,736	2008
	18.067550	19.038918	5.38%	2,872	2007
	15.305948	18.067550	18.04%	3,726	2006
	14.676237	15.305948	4.29%	3,380	2005
	13.048782	14.676237	12.47%	2,080	2004
	10.000000	13.048782	30.49%	886	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.683630	9.986428	3.13%	5,308	2010
	8.723651	9.683630	11.00%	5,615	2009
	10.287811	8.723651	-15.20%	5,519	2008
	10.025895	10.287811	2.61%	13,715	2007
	9.822401	10.025895	2.07%	5,081	2006
	9.884739	9.822401	-0.63%	4,790	2005
	10.013601	9.884739	-1.29%	16,654	2004
	10.000000	10.013601	0.14%	2,276	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.781398	12.631632	17.16%	7,779	2010
	8.966769	10.781398	20.24%	7,826	2009
	15.125283	8.966769	-40.72%	7,815	2008
	15.364529	15.125283	-1.56%	7,826	2007
	14.902574	15.364529	3.10%	15,043	2006
	14.785157	14.902574	0.79%	15,037	2005
	13.492076	14.785157	9.58%	15,038	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.705323	15.289429	20.34%	0	2010
	9.869584	12.705323	28.73%	0	2009
	16.639823	9.869584	-40.69%	3,451	2008
	15.787973	16.639823	5.40%	7,187	2007
	14.175083	15.787973	11.38%	3,451	2006
	13.542257	14.175083	4.67%	0	2005
	12.204855	13.542257	10.96%	0	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	11.799886	13.751509	16.54%	302	2010
	9.280914	11.799886	27.14%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.000512	9.875579	9.72%	2,428	2010
	7.445547	9.000512	20.88%	2,428	2009
	10.824700	7.445547	-31.22%	2,428	2008
	10.412999	10.824700	3.95%	2,428	2007
	10.000000	10.412999	4.13%	0	2006*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.167548	10.555724	3.82%	879	2010
	9.255754	10.167548	9.85%	618	2009
	10.484532	9.255754	-11.72%	618	2008
	10.395160	10.484532	0.86%	984	2007
	10.000000	10.395160	3.95%	1,019	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.985564	10.886326	9.02%	2,700	2010
	7.199342	9.985564	38.70%	2,818	2009
	11.978384	7.199342	-39.90%	3,229	2008
	10.694225	11.978384	12.01%	3,483	2007
	10.000000	10.694225	6.94%	7,674	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.321680	9.634207	15.77%	3,267	2010
	6.121705	8.321680	35.94%	3,361	2009
	11.203628	6.121705	-45.36%	1,995	2008
	10.223017	11.203628	9.59%	2,127	2007
	10.000000	10.223017	2.23%	267	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.576352	8.235629	8.70%	0	2010
	5.918499	7.576352	28.01%	0	2009
	9.756266	5.918499	-39.34%	1,485	2008
	10.000000	9.756266	-2.44%	1,629	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.173966	15.709798	10.84%	0	2010
	9.911311	14.173966	43.01%	0	2009
	14.051996	9.911311	-29.47%	0	2008
	13.911607	14.051996	1.01%	0	2007
	12.840388	13.911607	8.34%	559	2006
	12.803603	12.840388	0.29%	872	2005
	11.872754	12.803603	7.84%	28,745	2004
	10.000000	11.872754	18.73%	6,757	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.469253	12.712686	10.84%	10,199	2010
	8.015516	11.469253	43.09%	14,148	2009
	11.381340	8.015516	-29.57%	21,621	2008
	11.263973	11.381340	1.04%	29,881	2007
	10.397061	11.263973	8.34%	30,204	2006
	10.000000	10.397061	3.97%	33,306	2005*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.616165	8.607930	13.02%	1,846	2010
	5.083276	7.616165	49.83%	2,126	2009
	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.832337	9.479541	21.03%	2,843	2010
	6.091458	7.832337	28.58%	2,986	2009
	10.000000	6.091458	-39.09%	3,291	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	8.003883	9.012456	12.60%	5,777	2010
	6.324797	8.003883	26.55%	0	2009
	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.247492	10.000579	8.14%	0	2010
	7.879262	9.247492	17.36%	0	2009
	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.708785	9.587191	10.09%	0	2010
	7.160724	8.708785	21.62%	0	2009
	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.989661	10.450358	4.61%	6,445	2010
	9.023775	9.989661	10.70%	6,445	2009
	10.000000	9.023775	-9.76%	6,445	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.978578	9.794617	9.09%	13,231	2010
	7.516739	8.978578	19.45%	0	2009
	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	0	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.430273	9.356738	10.99%	0	2010
	6.799494	8.430273	23.98%	0	2009
	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.410060	10.887822	4.59%	3,955	2010
	9.787083	10.410060	6.37%	3,930	2009
	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.168792	11.827538	5.90%	0	2010
	9.792877	11.168792	14.05%	0	2009
	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.755102	36.054329	13.54%	0	2010
	19.878478	31.755102	59.75%	63	2009
	48.242573	19.878478	-58.79%	63	2008
	33.925580	48.242573	42.20%	63	2007
	25.406901	33.925580	33.53%	63	2006
	19.599967	25.406901	29.63%	127	2005
	16.614545	19.599967	17.97%	1,400	2004
	10.000000	16.614545	66.15%	702	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.069526	21.646792	13.52%	3,971	2010
	11.937394	19.069526	59.75%	3,895	2009
	28.924923	11.937394	-58.73%	3,038	2008
	20.304691	28.924923	42.45%	4,588	2007
	15.179352	20.304691	33.77%	12,418	2006
	11.696090	15.179352	29.78%	9,336	2005
	10.000000	11.696090	16.96%	9,691	2004*
	10.000000	12.379670	23.80%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.554510	11.858848	2.63%	4,980	2010
	11.487475	11.554510	0.58%	5,175	2009
	10.887396	11.487475	5.51%	4,968	2008
	10.373859	10.887396	4.95%	10,886	2007
	10.247946	10.373859	1.23%	4,114	2006
	10.131190	10.247946	1.15%	2,820	2005
	10.016466	10.131190	1.15%	2,820	2004
	10.000000	10.016466	0.16%	2,820	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.887836	7.624047	10.69%	1,761	2010
	5.432161	6.887836	26.80%	3,679	2009
	10.000000	5.432161	-45.68%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.134549	8.557418	5.20%	1,019	2010
	6.457403	8.134549	25.97%	1,019	2009
	11.584740	6.457403	-44.26%	1,019	2008
	10.813290	11.584740	7.13%	3,042	2007
	10.000000	10.813290	8.13%	6,705	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.781833	16.597157	12.28%	9,403	2010
	11.863639	14.781833	24.60%	10,206	2009
	19.178354	11.863639	-38.14%	9,627	2008
	18.480800	19.178354	3.77%	15,117	2007
	16.143361	18.480800	14.48%	21,902	2006
	15.269138	16.143361	5.73%	40,091	2005
	13.671080	15.269138	11.69%	40,002	2004
	10.000000	13.671080	36.71%	6,350	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.480434	12.348836	7.56%	0	2010
	10.000000	11.480434	14.80%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.036988	13.208826	9.74%	0	2010
	10.000000	12.036988	20.37%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.710874	12.146789	3.72%	20,183	2010
	10.960275	11.710874	6.85%	41,329	2009
	11.906822	10.960275	-7.95%	40,499	2008
	11.536569	11.906822	3.21%	61,762	2007
	11.093530	11.536569	3.99%	72,768	2006
	10.962542	11.093530	1.19%	81,664	2005
	10.694430	10.962542	2.51%	96,986	2004
	10.000000	10.694430	6.94%	45,789	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.351629	14.505369	8.64%	79,807	2010
	11.441639	13.351629	16.69%	86,796	2009
	15.209225	11.441639	-24.77%	94,151	2008
	14.697465	15.209225	3.48%	147,201	2007
	13.474435	14.697465	9.08%	157,323	2006
	13.057801	13.474435	3.19%	162,837	2005
	12.170466	13.057801	7.29%	167,483	2004
	10.000000	12.170466	21.70%	31,360	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.301683	15.806595	10.52%	17,572	2010
	11.737844	14.301683	21.84%	21,117	2009
	17.466945	11.737844	-32.80%	22,291	2008
	16.801179	17.466945	3.96%	28,374	2007
	14.974431	16.801179	12.20%	29,432	2006
	14.277204	14.974431	4.88%	36,337	2005
	13.003440	14.277204	9.80%	37,358	2004
	10.000000	13.003440	30.03%	10,976	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.600211	13.393125	6.29%	16,768	2010
	11.228823	12.600211	12.21%	25,426	2009
	13.494008	11.228823	-16.79%	31,100	2008
	13.015336	13.494008	3.68%	65,151	2007
	12.254779	13.015336	6.21%	65,486	2006
	11.973403	12.254779	2.35%	71,600	2005
	11.407324	11.973403	4.96%	69,164	2004
	10.000000	11.407324	14.07%	6,417	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.776873	20.739090	23.62%	1,156	2010
	12.524529	16.776873	33.95%	2,031	2009
	20.125702	12.524529	-37.77%	4,854	2008
	19.104962	20.125702	5.34%	6,128	2007
	17.748516	19.104962	7.64%	5,679	2006
	16.163229	17.748516	9.81%	4,877	2005
	14.258318	16.163229	13.36%	3,979	2004
	10.000000	14.258318	42.58%	2,579	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.085748	9.879005	-2.05%	30,861	2010
	10.292513	10.085748	-2.01%	55,141	2009
	10.296468	10.292513	-0.04%	67,075	2008
	10.032335	10.296468	2.63%	60,377	2007
	9.797849	10.032335	2.39%	1,999	2006
	9.742408	9.797849	0.57%	1,958	2005
	9.866252	9.742408	-1.26%	21,244	2004
	10.000000	9.866252	-1.34%	9,966	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.790877	12.772013	8.32%	5,053	2010
	9.678036	11.790877	21.83%	4,606	2009
	11.946313	9.678036	-18.99%	5,742	2008
	11.658490	11.946313	2.47%	5,153	2007
	11.352549	11.658490	2.69%	5,712	2006
	11.342216	11.352549	0.09%	7,720	2005
	10.869371	11.342216	4.35%	6,666	2004
	10.000000	10.869371	8.69%	1,747	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.052542	8.976518	11.47%	13,092	2010
	6.040119	8.052542	33.32%	19,923	2009
	10.000000	6.040119	-39.60%	2,739	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.152890	14.680153	3.73%	0	2010
	11.156906	14.152890	26.85%	0	2009
	21.283193	11.156906	-47.58%	0	2008
	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.042568	10.412351	3.68%	2,846	2010
	7.917718	10.042568	26.84%	3,754	2009
	15.096355	7.917718	-47.55%	7,594	2008
	15.009110	15.096355	0.58%	8,792	2007
	12.517575	15.009110	19.90%	11,548	2006
	11.429957	12.517575	9.52%	4,297	2005
	10.000000	11.429957	14.30%	4,787	2004*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.948024	8.980902	13.00%	14,385	2010
	6.273070	7.948024	26.70%	14,038	2009
	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.814020	8.629506	10.44%	12,654	2010
	6.261242	7.814020	24.80%	17,794	2009
	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.674790	9.507383	23.88%	1,448	2010
	6.183862	7.674790	24.11%	2,695	2009
	10.000000	6.183862	-38.16%	1,083	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.517404	9.980860	17.18%	2,825	2010
	6.664890	8.517404	27.80%	2,818	2009
	10.000000	6.664890	-33.35%	2,117	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.303862	13.852001	22.54%	4,377	2010
	9.073640	11.303862	24.58%	5,326	2009
	17.327684	9.073640	-47.64%	6,091	2008
	16.157321	17.327684	7.24%	6,691	2007
	16.016489	16.157321	0.88%	7,690	2006
	15.176647	16.016489	5.53%	10,968	2005
	13.691297	15.176647	10.85%	15,584	2004
	10.000000	13.691297	36.91%	438	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.367565	20.276810	23.88%	3,588	2010
	13.276762	16.367565	23.28%	5,651	2009
	20.022505	13.276762	-33.69%	5,800	2008
	22.037087	20.022505	-9.14%	7,515	2007
	19.212316	22.037087	14.70%	9,721	2006
	19.082471	19.212316	0.68%	13,797	2005
	16.651575	19.082471	14.60%	17,051	2004
	10.000000	16.651575	66.52%	1,880	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.182369	19.810426	22.42%	393	2010
	12.289743	16.182369	31.67%	10,168	2009
	20.354304	12.289743	-39.62%	11,461	2008
	20.396289	20.354304	-0.21%	12,159	2007
	18.632321	20.396289	9.47%	12,643	2006
	16.982135	18.632321	9.72%	13,859	2005
	14.595763	16.982135	16.35%	17,640	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.143921	13.468070	10.90%	2,191	2010
	9.874518	12.143921	22.98%	2,385	2009
	17.266434	9.874518	-42.81%	2,772	2008
	16.339996	17.266434	5.67%	2,856	2007
	14.709754	16.339996	11.08%	570	2006
	14.029076	14.709754	4.85%	0	2005
	13.076000	14.029076	7.29%	0	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.102175	9.031330	27.16%	23,209	2010
	5.555654	7.102175	27.84%	23,347	2009
	10.000000	5.555654	-44.44%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.288878	10.321841	0.32%	1,416	2010
	9.806953	10.288878	4.91%	1,416	2009
	10.000000	9.806953	-1.93%	1,416	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.232941	14.418536	8.96%	0	2010
	10.000000	13.232941	32.33%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.859078	13.668384	6.29%	7,471	2010
	10.000000	12.859078	28.59%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.855533	13.391270	4.17%	3,224	2010
	10.000000	12.855533	28.56%	2,195	2009*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.214377	14.942924	13.08%	4,799	2010
	10.517723	13.214377	25.64%	6,259	2009
	17.104463	10.517723	-38.51%	9,543	2008
	17.931895	17.104463	-4.61%	10,972	2007
	15.841252	17.931895	13.20%	9,696	2006
	15.557110	15.841252	1.83%	11,110	2005
	13.564975	15.557110	14.69%	9,084	2004
	10.000000	13.564975	35.65%	4,609	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.224418	13.850131	13.30%	10,152	2010
	8.954115	12.224418	36.52%	12,262	2009
	15.325079	8.954115	-41.57%	15,394	2008
	14.753720	15.325079	3.87%	18,209	2007
	12.829390	14.753720	15.00%	26,047	2006
	11.483888	12.829390	11.72%	18,208	2005
	10.000000	11.483888	14.84%	24,775	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.674532	21.164432	13.33%	1,320	2010
	13.681218	18.674532	36.50%	2,281	2009
	23.409317	13.681218	-41.56%	2,281	2008
	22.531760	23.409317	3.89%	4,260	2007
	19.598892	22.531760	14.96%	7,450	2006
	17.541465	19.598892	11.73%	7,730	2005
	15.064518	17.541465	16.44%	7,730	2004
	10.000000	15.064518	50.65%	2,988	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.466267	2.760458	11.93%	0	2010
	1.991722	2.466267	23.83%	0	2009
	9.516191	1.991722	-79.07%	587	2008
	10.000000	9.516191	-4.84%	394	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.460938	3.879561	12.10%	6,996	2010
	2.805355	3.460938	23.37%	6,996	2009
	13.367797	2.805355	-79.01%	6,996	2008
	13.713423	13.367797	-2.52%	6,996	2007
	12.817079	13.713423	6.99%	27,875	2006
	12.827384	12.817079	-0.08%	28,614	2005
	12.044132	12.827384	6.50%	28,606	2004
	10.000000	12.044132	20.44%	2,393	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.487411	14.167352	13.45%	10,375	2010
	9.960457	12.487411	25.37%	11,821	2009
	16.569401	9.960457	-39.89%	16,006	2008
	16.243720	16.569401	2.00%	17,672	2007
	14.450104	16.243720	12.41%	15,388	2006
	13.950757	14.450104	3.58%	16,216	2005
	13.049268	13.950757	6.91%	16,188	2004
	10.000000	13.049268	30.49%	3,016	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.662466	20.084220	20.54%	2,730	2010
	12.427622	16.662466	34.08%	2,875	2009
	20.466250	12.427622	-39.28%	3,690	2008
	21.192011	20.466250	-3.42%	4,076	2007
	18.868546	21.192011	12.31%	3,572	2006
	17.556599	18.868546	7.47%	3,323	2005
	15.039396	17.556599	16.74%	6,609	2004
	10.000000	15.039396	50.39%	2,916	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.815580	11.586746	7.13%	0	2010
	10.000000	10.815580	8.16%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.894646	11.224697	3.03%	1,077	2010
	10.000000	10.894646	8.95%	781	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.966630	12.286433	12.03%	0	2010
	8.624901	10.966630	27.15%	0	2009
	14.364366	8.624901	-39.96%	0	2008
	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.050935	15.143020	7.77%	1,857	2010
	11.509787	14.050935	22.08%	1,857	2009
	20.966032	11.509787	-45.10%	1,857	2008
	19.754407	20.966032	6.13%	1,857	2007
	15.789756	19.754407	25.11%	1,857	2006
	14.366828	15.789756	9.90%	1,857	2005
	12.623059	14.366828	13.81%	1,857	2004
	10.000000	12.623059	26.23%	1,150	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.160003	15.571425	18.32%	0	2010
	8.197435	13.160003	60.54%	0	2009
	13.291398	8.197435	-38.33%	0	2008
	12.861125	13.291398	3.35%	0	2007
	12.452706	12.861125	3.28%	0	2006
	12.027836	12.452706	3.53%	0	2005
	11.691158	12.027836	2.88%	0	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.491378	4.91%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.272077	10.751599	4.67%	751	2010
	9.587654	10.272077	7.14%	751	2009
	10.931263	9.587654	-12.29%	11,474	2008
	10.607728	10.931263	3.05%	15,711	2007
	10.456755	10.607728	1.44%	9,620	2006
	10.270946	10.456755	1.81%	7,169	2005
	10.075530	10.270946	1.94%	917	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.791320	19.124358	7.49%	0	2010
	13.959791	17.791320	27.45%	0	2009
	16.763181	13.959791	-16.72%	0	2008
	16.087202	16.763181	4.20%	253	2007
	14.821686	16.087202	8.54%	253	2006
	13.493469	14.821686	9.84%	253	2005
	12.514501	13.493469	7.82%	253	2004
	10.000000	12.514501	25.15%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.753986	17.54%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.746062	15.827575	24.18%	0	2010
	8.524956	12.746062	49.51%	0	2009

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.197285	13.469671	10.43%	0	2010
	10.352356	12.197285	17.82%	0	2009
	17.831215	10.352356	-41.94%	0	2008
	17.371482	17.831215	2.65%	229	2007
	15.167034	17.371482	14.53%	1,072	2006
	14.810710	15.167034	2.41%	1,072	2005
	13.601946	14.810710	8.89%	1,072	2004
	10.000000	13.601946	36.02%	1,072	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.465534	21.645669	23.93%	5,468	2010
	12.505596	17.465534	39.66%	5,008	2009
	19.881577	12.505596	-37.10%	3,935	2008
	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.802059	12.145743	2.91%	46,645	2010
	10.937930	11.802059	7.90%	35,774	2009
	11.352913	10.937930	-3.66%	36,673	2008
	10.592145	11.352913	7.18%	34,598	2007
	10.649676	10.592145	-0.54%	36,727	2006
	10.710117	10.649676	-0.56%	27,869	2005
	10.339077	10.710117	3.59%	3,018	2004
	10.000000	10.339077	3.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.394558	13.816394	11.47%	0	2010
	10.749808	12.394558	15.30%	0	2009
	16.823427	10.749808	-36.10%	0	2008
	17.261152	16.823427	-2.54%	492	2007
	15.092690	17.261152	14.37%	551	2006
	14.749211	15.092690	2.33%	701	2005
	13.382710	14.749211	10.21%	782	2004
	10.000000	13.382710	33.83%	850	2003*
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.771784	13.711769	16.48%	13,809	2010
	9.263543	11.771784	27.08%	14,478	2009
	12.534662	9.263543	-26.10%	13,101	2008
	13.123367	12.534662	-4.49%	11,259	2007
	11.149040	13.123367	17.71%	11,149	2006
	10.000000	11.149040	11.49%	9,580	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.006618	12.901996	7.46%	45,207	2010
	10.000000	12.006618	20.07%	26,480	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.354284	20.146375	23.19%	15,497	2010
	13.361291	16.354284	22.40%	13,558	2009
	19.755702	13.361291	-32.37%	15,911	2008
	20.314945	19.755702	-2.75%	11,775	2007
	18.135933	20.314945	12.01%	12,418	2006
	17.274245	18.135933	4.99%	8,806	2005
	14.476466	17.274245	19.33%	1,017	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.821532	14.377214	12.13%	15,789	2010
	10.390411	12.821532	23.40%	8,085	2009
	16.933338	10.390411	-38.64%	6,244	2008
	16.476163	16.933338	2.77%	6,281	2007
	14.607347	16.476163	12.79%	2,952	2006
	14.286350	14.607347	2.25%	1,681	2005
	13.233766	14.286350	8.04%	662	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.907789	14.538119	12.63%	8,435	2010
	10.786840	12.907789	19.66%	4,261	2009
	15.678515	10.786840	-31.20%	3,077	2008
	14.989587	15.678515	4.60%	2,865	2007
	13.174846	14.989587	13.77%	2,499	2006
	12.924440	13.174846	1.94%	3,222	2005
	12.597418	12.924440	2.60%	1,422	2004
	10.000000	12.597418	25.97%	496	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.164292	13.017637	28.07%	0	2010
	8.255436	10.164292	23.12%	0	2009
	13.551525	8.255436	-39.08%	0	2008
	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.497861	13.827181	10.64%	0	2010
	11.270806	12.497861	10.89%	0	2009
	16.369247	11.270806	-31.15%	0	2008
	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	486	2005
	12.886877	13.513275	4.86%	486	2004
	10.000000	12.886877	28.87%	486	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.361897	12.044597	6.01%	4,042	2010
	9.658725	11.361897	17.63%	4,151	2009
	10.671951	9.658725	-9.49%	6,251	2008
	10.369103	10.671951	2.92%	17,570	2007
	10.191431	10.369103	1.74%	9,735	2006
	10.307707	10.191431	-1.13%	7,966	2005
	10.190502	10.307707	1.15%	1,674	2004
	10.000000	10.190502	1.91%	999	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.776056	11.873459	10.18%	9,035	2010
	8.879971	10.776056	21.35%	6,051	2009
	12.121398	8.879971	-26.74%	579	2008
	11.420894	12.121398	6.13%	579	2007
	10.645340	11.420894	7.29%	579	2006
	10.000000	10.645340	6.45%	579	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.673348	11.946635	11.93%	32,769	2010
	8.481095	10.673348	25.85%	22,268	2009
	12.891909	8.481095	-34.21%	2,884	2008
	11.976237	12.891909	7.65%	3,713	2007
	10.950625	11.976237	9.37%	6,959	2006
	10.000000	10.950625	9.51%	3,190	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.426657	11.829935	13.46%	1,547	2010
	8.118923	10.426657	28.42%	579	2009
	13.413650	8.118923	-39.47%	415	2008
	12.336072	13.413650	8.74%	415	2007
	11.157822	12.336072	10.56%	0	2006
	10.000000	11.157822	11.58%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.987693	16.317591	16.66%	7,231	2010
	9.681824	13.987693	44.47%	11,603	2009
	21.691185	9.681824	-55.37%	19,950	2008
	15.214616	21.691185	42.57%	18,535	2007
	13.325902	15.214616	14.17%	17,250	2006
	10.000000	13.325902	33.26%	13,872	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.716264	14.306539	12.51%	25,906	2010
	10.000530	12.716264	27.16%	22,503	2009
	17.863277	10.000530	-44.02%	22,472	2008
	18.019294	17.863277	-0.87%	28,566	2007
	15.346286	18.019294	17.42%	33,505	2006
	14.847432	15.346286	3.36%	22,909	2005
	13.634249	14.847432	8.90%	3,928	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.009351	14.562929	21.26%	22,615	2010
	9.586162	12.009351	25.28%	20,558	2009
	18.584218	9.586162	-48.42%	25,017	2008
	14.988895	18.584218	23.99%	22,791	2007
	14.365402	14.988895	4.34%	21,638	2006
	13.907364	14.365402	3.29%	12,689	2005
	13.775565	13.907364	0.96%	148	2004
	10.000000	13.775565	37.76%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.574050	12.186292	5.29%	93,755	2010
	10.238451	11.574050	13.04%	165,271	2009
	10.833067	10.238451	-5.49%	135,009	2008
	10.632447	10.833067	1.89%	137,805	2007
	10.428513	10.632447	1.96%	71,828	2006
	10.453517	10.428513	-0.24%	12,176	2005
	10.248354	10.453517	2.00%	2,685	2004
	10.000000	10.248354	2.48%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.209885	25.439024	25.87%	28,490	2010
	14.771355	20.209885	36.82%	26,766	2009
	24.984269	14.771355	-40.88%	33,116	2008
	22.128891	24.984269	12.90%	31,691	2007
	20.108230	22.128891	10.05%	31,051	2006
	17.402840	20.108230	15.55%	33,066	2005
	14.259951	17.402840	22.04%	12,701	2004
	10.000000	14.259951	42.60%	1,340	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	17.002840	18.781694	10.46%	0	2010
	13.759764	17.002840	23.57%	0	2009
	25.081274	13.759764	-45.14%	0	2008
	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.435989	12.632032	10.46%	9,023	2010
	9.256215	11.435989	23.55%	9,809	2009
	16.867887	9.256215	-45.13%	8,800	2008
	14.720344	16.867887	14.59%	8,867	2007
	12.761915	14.720344	15.35%	10,229	2006
	10.977423	12.761915	16.26%	7,840	2005
	10.000000	10.977423	9.77%	1,710	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.909472	19.678013	23.69%	1,848	2010
	10.340763	15.909472	53.85%	2,329	2009
	21.684189	10.340763	-52.31%	2,514	2008
	21.008749	21.684189	3.22%	2,599	2007
	18.497060	21.008749	13.58%	2,633	2006
	18.445047	18.497060	0.28%	3,945	2005
	16.550196	18.445047	11.45%	902	2004
	10.000000	16.550196	65.50%	906	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.268844	11.327373	10.31%	29,318	2010
	7.735514	10.268844	32.75%	20,936	2009
	11.232890	7.735514	-31.14%	20,238	2008
	11.059653	11.232890	1.57%	31,111	2007
	10.000000	11.059653	10.60%	11,423	2006*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.916245	15.255724	18.11%	25,274	2010
	11.243269	12.916245	14.88%	29,320	2009
	15.754182	11.243269	-28.63%	36,560	2008
	16.538532	15.754182	-4.74%	38,055	2007
	14.422662	16.538532	14.67%	40,013	2006
	14.243111	14.422662	1.26%	38,001	2005
	13.106978	14.243111	8.67%	21,021	2004
	10.000000	13.106978	31.07%	142	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.771307	21.053389	25.53%	29,583	2010
	13.263898	16.771307	26.44%	35,675	2009
	20.227505	13.263898	-34.43%	16,000	2008
	21.167670	20.227505	-4.44%	12,415	2007
	18.481973	21.167670	14.53%	5,944	2006
	17.355641	18.481973	6.49%	5,943	2005
	14.325876	17.355641	21.15%	1,466	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.368173	9.032608	7.94%	0	2010
	6.562404	8.368173	27.52%	0	2009
	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.629287	17.981258	15.05%	5,017	2010
	9.247507	15.629287	69.01%	7,344	2009
	19.959312	9.247507	-53.67%	7,621	2008
	15.843098	19.959312	25.98%	6,949	2007
	12.625657	15.843098	25.48%	7,922	2006
	10.000000	12.625657	26.26%	4,649	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.031787	19.137481	6.13%	0	2010
	13.440017	18.031787	34.16%	0	2009
	23.026509	13.440017	-41.63%	0	2008
	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.019215	13.817559	6.13%	39,322	2010
	9.692944	13.019215	34.32%	49,629	2009
	16.610689	9.692944	-41.65%	108,934	2008
	14.698535	16.610689	13.01%	83,475	2007
	12.360206	14.698535	18.92%	47,875	2006
	11.463043	12.360206	7.83%	22,356	2005
	10.000000	11.463043	14.63%	3,792	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.134654	15.827809	11.98%	6,028	2010
	12.164656	14.134654	16.19%	10,362	2009
	11.699431	12.164656	3.98%	12,617	2008
	10.764143	11.699431	8.69%	11,663	2007
	9.743053	10.764143	10.48%	10,787	2006
	10.000000	9.743053	-2.57%	7,068	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.299959	3.00%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.273901	12.74%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.079335	12.496153	12.79%	3,471	2010
	9.374696	11.079335	18.18%	3,484	2009
	16.690911	9.374696	-43.83%	3,427	2008
	15.260405	16.690911	9.37%	3,357	2007
	14.696550	15.260405	3.84%	1,872	2006
	13.824911	14.696550	6.30%	1,872	2005
	13.280420	13.824911	4.10%	0	2004
	10.000000	13.280420	32.80%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.848035	17.221681	15.99%	24,641	2010
	10.681376	14.848035	39.01%	25,973	2009
	20.636944	10.681376	-48.24%	23,385	2008
	19.070446	20.636944	8.21%	18,940	2007
	16.754692	19.070446	13.82%	529	2006
	15.661763	16.754692	6.98%	545	2005
	13.878517	15.661763	12.85%	512	2004
	10.000000	13.878517	38.79%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.797263	12.551668	6.39%	28,381	2010
	10.000000	11.797263	17.97%	5,249	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.112862	15.996999	5.85%	0	2010
	12.292260	15.112862	22.95%	0	2009
	14.958403	12.292260	-17.82%	0	2008
	13.855599	14.958403	7.96%	157	2007
	12.817080	13.855599	8.10%	157	2006
	12.159675	12.817080	5.41%	157	2005
	11.469301	12.159675	6.02%	157	2004
	10.000000	11.469301	14.69%	157	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.572410	18.318292	4.24%	20,915	2010
	12.292714	17.572410	42.95%	7,960	2009
	22.548081	12.292714	-45.48%	1,485	2008
	16.858184	22.548081	33.75%	102	2007
	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.194418	11.94%	0	2010*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.639681	26.488642	22.41%	4,947	2010
	12.343432	21.639681	75.31%	19,924	2009
	26.384213	12.343432	-53.22%	20,244	2008
	21.044995	26.384213	25.37%	13,111	2007
	14.652679	21.044995	43.63%	4,723	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.709265	38.810611	22.40%	0	2010
	18.087269	31.709265	75.31%	0	2009
	38.677089	18.087269	-53.24%	0	2008
	30.863370	38.677089	25.32%	0	2007
	21.498566	30.863370	43.56%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.691901	6.92%	5,961	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.112809	14.397616	9.80%	2,293	2010
	9.629378	13.112809	36.18%	3,277	2009
	15.608271	9.629378	-38.31%	2,832	2008
	14.361547	15.608271	8.68%	3,370	2007
	13.670234	14.361547	5.06%	3,364	2006
	13.396381	13.670234	2.04%	3,307	2005
	12.555586	13.396381	6.70%	1,329	2004
	10.000000	12.555586	25.56%	857	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.990464	16.321966	8.88%	103,560	2010
	12.504566	14.990464	19.88%	97,973	2009
	18.991604	12.504566	-34.16%	72,016	2008
	18.031896	18.991604	5.32%	65,807	2007
	15.283513	18.031896	17.98%	28,899	2006
	14.662186	15.283513	4.24%	8,681	2005
	13.042944	14.662186	12.41%	972	2004
	10.000000	13.042944	30.43%	329	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.649687	9.946344	3.07%	49,000	2010
	8.697519	9.649687	10.95%	53,821	2009
	10.262231	8.697519	-15.25%	80,715	2008
	10.006105	10.262231	2.56%	87,936	2007
	9.808011	10.006105	2.02%	50,634	2006
	9.875283	9.808011	-0.68%	24,928	2005
	10.009117	9.875283	-1.34%	335	2004
	10.000000	10.009117	0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.743628	12.580968	17.10%	2,562	2010
	8.939912	10.743628	20.18%	2,541	2009
	15.087693	8.939912	-40.75%	2,042	2008
	15.334216	15.087693	-1.61%	3,103	2007
	14.880759	15.334216	3.05%	3,407	2006
	14.771022	14.880759	0.74%	2,799	2005
	13.486046	14.771022	9.53%	1,949	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.662147	15.229701	20.28%	0	2010
	9.841068	12.662147	28.67%	0	2009
	16.600245	9.841068	-40.72%	0	2008
	15.758503	16.600245	5.34%	76,061	2007
	14.155819	15.758503	11.32%	35,025	2006
	13.530734	14.155819	4.62%	0	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.375076	13.708726	10.78%	23,489	2010
	10.000000	12.375076	23.75%	2,239	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.983685	9.852092	9.67%	813,989	2010
	7.435416	8.983685	20.82%	565,219	2009
	10.815492	7.435416	-31.25%	244,063	2008
	10.409468	10.815492	3.90%	209,883	2007
	10.000000	10.409468	4.09%	173,414	2006*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.148537	10.530616	3.76%	192,106	2010
	9.243153	10.148537	9.80%	161,390	2009
	10.475613	9.243153	-11.77%	94,721	2008
	10.391646	10.475613	0.81%	84,928	2007
	10.000000	10.391646	3.92%	1,733	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.966894	10.860433	8.97%	47,415	2010
	7.189544	9.966894	38.63%	46,221	2009
	11.968200	7.189544	-39.93%	32,776	2008
	10.690610	11.968200	11.95%	27,965	2007
	10.000000	10.690610	6.91%	10,382	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.306090	9.611252	15.71%	100,928	2010
	6.113361	8.306090	35.87%	95,508	2009
	11.194081	6.113361	-45.39%	122,579	2008
	10.219554	11.194081	9.54%	95,195	2007
	10.000000	10.219554	2.20%	46,612	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.566033	8.220211	8.65%	165,918	2010
	5.913455	7.566033	27.95%	125,552	2009
	9.752934	5.913455	-39.37%	27,046	2008
	10.000000	9.752934	-2.47%	4,092	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.124313	15.646779	10.78%	0	2010
	9.881625	14.124313	42.94%	0	2009
	14.017052	9.881625	-29.50%	0	2008
	13.884132	14.017052	0.96%	154	2007
	12.821551	13.884132	8.29%	154	2006
	12.791328	12.821551	0.24%	154	2005
	11.867438	12.791328	7.79%	154	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.441954	12.675948	10.78%	4,786	2010
	8.000530	11.441954	43.01%	3,904	2009
	11.365871	8.000530	-29.61%	3,737	2008
	11.254436	11.365871	0.99%	4,183	2007
	10.393547	11.254436	8.28%	2,288	2006
	10.000000	10.393547	3.94%	193	2005*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.609657	8.596188	12.96%	11,298	2010
	5.081534	7.609657	49.75%	10,980	2009
	10.000000	5.081534	-49.18%	5,766	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.825648	9.466608	20.97%	71,405	2010
	6.089368	7.825648	28.51%	97,679	2009
	10.000000	6.089368	-39.11%	113,323	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.997060	9.000180	12.54%	0	2010
	6.322636	7.997060	26.48%	0	2009
	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.239626	9.986977	8.09%	268,338	2010
	7.876573	9.239626	17.31%	199,781	2009
	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.701376	9.574150	10.03%	546,085	2010
	7.158286	8.701376	21.56%	261,662	2009
	10.000000	7.158286	-28.42%	8,411	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.981148	10.436119	4.56%	95,871	2010
	9.020692	9.981148	10.65%	133,628	2009
	10.000000	9.020692	-9.79%	43,995	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.970926	9.781278	9.03%	953,254	2010
	7.514175	8.970926	19.39%	273,129	2009
	10.000000	7.514175	-24.86%	2,476	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.423079	9.343985	10.93%	70,940	2010
	6.797165	8.423079	23.92%	28,431	2009
	10.000000	6.797165	-32.03%	21,485	2008*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.509979	10.151402	6.74%	73,390	2010
	8.254524	9.509979	15.21%	62,187	2009
	10.000000	8.254524	-17.45%	25,617	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.401215	10.873028	4.54%	26,711	2010
	9.783754	10.401215	6.31%	35,397	2009
	10.000000	9.783754	-2.16%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.159301	11.811464	5.84%	3,662	2010
	9.789551	11.159301	13.99%	2,207	2009
	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.643808	35.909657	13.48%	0	2010
	19.818913	31.643808	59.66%	0	2009
	48.122722	19.818913	-58.82%	0	2008
	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	19.014478	21.573303	13.46%	13,594	2010
	11.909007	19.014478	59.66%	13,952	2009
	28.870938	11.909007	-58.75%	11,231	2008
	20.277193	28.870938	42.38%	10,844	2007
	15.166512	20.277193	33.70%	8,904	2006
	11.692144	15.166512	29.72%	8,087	2005
	10.000000	11.692144	16.92%	1,716	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.514011	11.811251	2.58%	72,884	2010
	11.453056	11.514011	0.53%	91,440	2009
	10.860299	11.453056	5.46%	119,995	2008
	10.353356	10.860299	4.90%	91,713	2007
	10.232910	10.353356	1.18%	31,071	2006
	10.121481	10.232910	1.10%	2,916	2005
	10.011977	10.121481	1.09%	949	2004
	10.000000	10.011977	0.12%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.881959	7.613657	10.63%	12,596	2010
	5.430308	6.881959	26.73%	6,592	2009
	10.000000	5.430308	-45.70%	1,503	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.119311	8.537033	5.14%	757	2010
	6.448593	8.119311	25.91%	826	2009
	11.574863	6.448593	-44.29%	33,459	2008
	10.809622	11.574863	7.08%	33,459	2007
	10.000000	10.809622	8.10%	32,966	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.730000	16.530524	12.22%	58,635	2010
	11.828083	14.730000	24.53%	38,938	2009
	19.130669	11.828083	-38.17%	30,263	2008
	18.444319	19.130669	3.72%	31,085	2007
	16.119705	18.444319	14.42%	34,826	2006
	15.254530	16.119705	5.67%	34,483	2005
	13.664970	15.254530	11.63%	8,137	2004
	10.000000	13.664970	36.65%	5,063	2003*
NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.476527	12.338344	7.51%	30,028	2010
	10.000000	11.476527	14.77%	21,451	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.032881	13.197581	9.68%	195,804	2010
	10.000000	12.032881	20.33%	91,507	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.669859	12.098070	3.67%	25,958	2010
	10.927449	11.669859	6.79%	59,519	2009
	11.877231	10.927449	-8.00%	46,955	2008
	11.513806	11.877231	3.16%	12,865	2007
	11.077275	11.513806	3.94%	12,139	2006
	10.952061	11.077275	1.14%	11,545	2005
	10.689651	10.952061	2.45%	7,358	2004
	10.000000	10.689651	6.90%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.304813	14.447136	8.59%	375,931	2010
	11.407345	13.304813	16.63%	341,266	2009
	15.171392	11.407345	-24.81%	285,638	2008
	14.668446	15.171392	3.43%	286,818	2007
	13.454683	14.668446	9.02%	243,246	2006
	13.045291	13.454683	3.14%	106,413	2005
	12.165025	13.045291	7.24%	11,232	2004
	10.000000	12.165025	21.65%	5,590	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.251599	15.743222	10.47%	201,571	2010
	11.702718	14.251599	21.78%	179,506	2009
	17.423574	11.702718	-32.83%	190,881	2008
	16.768061	17.423574	3.91%	163,010	2007
	14.952516	16.768061	12.14%	117,458	2006
	14.263556	14.952516	4.83%	65,708	2005
	12.997638	14.263556	9.74%	42,226	2004
	10.000000	12.997638	29.98%	4,931	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.556065	13.339394	6.24%	64,757	2010
	11.195205	12.556065	12.16%	42,098	2009
	13.460476	11.195205	-16.83%	48,773	2008
	12.989664	13.460476	3.62%	53,073	2007
	12.236824	12.989664	6.15%	42,864	2006
	11.961955	12.236824	2.30%	7,257	2005
	11.402220	11.961955	4.91%	24,921	2004
	10.000000	11.402220	14.02%	1,009	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.718064	20.655840	23.55%	9,250	2010
	12.487012	16.718064	33.88%	8,560	2009
	20.075698	12.487012	-37.80%	20,563	2008
	19.067285	20.075698	5.29%	17,600	2007
	17.722533	19.067285	7.59%	17,427	2006
	16.147774	17.722533	9.75%	4,057	2005
	14.251954	16.147774	13.30%	1,051	2004
	10.000000	14.251954	42.52%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.050193	9.839155	-2.10%	191,953	2010
	10.261467	10.050193	-2.06%	125,655	2009
	10.270653	10.261467	-0.09%	59,493	2008
	10.012324	10.270653	2.58%	65,943	2007
	9.783288	10.012324	2.34%	13,176	2006
	9.732884	9.783288	0.52%	6,225	2005
	9.861643	9.732884	-1.31%	505	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.749549	12.720750	8.27%	21,824	2010
	9.649035	11.749549	21.77%	10,336	2009
	11.916606	9.649035	-19.03%	1,338	2008
	11.635476	11.916606	2.42%	4,607	2007
	11.335904	11.635476	2.64%	4,978	2006
	11.331349	11.335904	0.04%	4,973	2005
	10.864513	11.331349	4.30%	1,232	2004
	10.000000	10.864513	8.65%	650	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.045694	8.964302	11.42%	80,026	2010
	6.038060	8.045694	33.25%	100,259	2009
	10.000000	6.038060	-39.62%	105,257	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.104761	14.622772	3.67%	0	2010
	11.124651	14.104761	26.79%	0	2009
	21.232533	11.124651	-47.61%	0	2008
	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.013563	10.376995	3.63%	21,028	2010
	7.898878	10.013563	26.77%	16,037	2009
	15.068152	7.898878	-47.58%	55,722	2008
	14.988756	15.068152	0.53%	55,289	2007
	12.506971	14.988756	19.84%	29,694	2006
	11.426098	12.506971	9.46%	6,867	2005
	10.000000	11.426098	14.26%	1,672	2004*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.941252	8.968663	12.94%	56,361	2010
	6.270928	7.941252	26.64%	62,543	2009
	10.000000	6.270928	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.807353	8.617750	10.38%	16,261	2010
	6.259102	7.807353	24.74%	19,252	2009
	10.000000	6.259102	-37.41%	1,255	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.668251	9.494444	23.81%	48,477	2010
	6.181744	7.668251	24.05%	58,263	2009
	10.000000	6.181744	-38.18%	36,748	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.510135	9.967239	17.12%	44,825	2010
	6.662616	8.510135	27.73%	56,387	2009
	10.000000	6.662616	-33.37%	75,789	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.264231	13.796402	22.48%	2,380	2010
	9.046446	11.264231	24.52%	2,084	2009
	17.284612	9.046446	-47.66%	3,252	2008
	16.125427	17.284612	7.19%	3,865	2007
	15.993016	16.125427	0.83%	3,377	2006
	15.162120	15.993016	5.48%	4,384	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.310202	20.195437	23.82%	6,076	2010
	13.236995	16.310202	23.22%	5,827	2009
	19.972748	13.236995	-33.72%	6,363	2008
	21.993626	19.972748	-9.19%	3,825	2007
	19.184190	21.993626	14.64%	2,958	2006
	19.064233	19.184190	0.63%	2,712	2005
	16.644152	19.064233	14.54%	924	2004
	10.000000	16.644152	66.44%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.125661	19.730922	22.36%	7,532	2010
	12.252934	16.125661	31.61%	6,138	2009
	20.303718	12.252934	-39.65%	11,155	2008
	20.356045	20.303718	-0.26%	9,571	2007
	18.605026	20.356045	9.41%	7,655	2006
	16.965887	18.605026	9.66%	660	2005
	14.589240	16.965887	16.29%	61	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.101367	13.414038	10.85%	47,404	2010
	9.844944	12.101367	22.92%	63,782	2009
	17.223534	9.844944	-42.84%	77,611	2008
	16.307763	17.223534	5.62%	64,864	2007
	14.688209	16.307763	11.03%	30,447	2006
	14.015661	14.688209	4.80%	1,322	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.096102	9.019006	27.10%	27,262	2010
	5.553739	7.096102	27.77%	32,117	2009
	10.000000	5.553739	-44.46%	8,203	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.280127	10.307783	0.27%	47,338	2010
	9.803617	10.280127	4.86%	48,736	2009
	10.000000	9.803617	-1.96%	3,509	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.228432	14.406263	8.90%	176	2010
	10.000000	13.228432	32.28%	1,875	2009

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.854703	13.656746	6.24%	71,481	2010
	10.000000	12.854703	28.55%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.851162	13.379897	4.11%	65,433	2010
	10.000000	12.851162	28.51%	81,931	2009*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.168073	14.882969	13.02%	49,400	2010
	10.486221	13.168073	25.58%	44,933	2009
	17.061953	10.486221	-38.54%	65,295	2008
	17.896513	17.061953	-4.66%	89,331	2007
	15.818035	17.896513	13.14%	58,049	2006
	15.542219	15.818035	1.77%	30,619	2005
	13.558912	15.542219	14.63%	21,989	2004
	10.000000	13.558912	35.59%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.189109	13.803078	13.24%	17,799	2010
	8.932814	12.189109	36.45%	24,712	2009
	15.296455	8.932814	-41.60%	38,141	2008
	14.733733	15.296455	3.82%	39,078	2007
	12.818539	14.733733	14.94%	29,907	2006
	11.480022	12.818539	11.66%	26,410	2005
	10.000000	11.480022	14.80%	12,726	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.609110	21.079535	13.28%	0	2010
	13.640261	18.609110	36.43%	0	2009
	23.351169	13.640261	-41.59%	0	2008
	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.462891	2.755262	11.87%	20,589	2010
	1.990023	2.462891	23.76%	15,744	2009
	9.512947	1.990023	-79.08%	7,679	2008
	10.000000	9.512947	-4.87%	792	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.448825	3.864023	12.04%	1,315	2010
	2.796949	3.448825	23.31%	3,525	2009
	13.334551	2.796949	-79.02%	3,723	2008
	13.686348	13.334551	-2.57%	6,670	2007
	12.798301	13.686348	6.94%	8,364	2006
	12.815119	12.798301	-0.13%	7,188	2005
	12.038753	12.815119	6.45%	1,386	2004
	10.000000	12.038753	20.39%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.443640	14.110498	13.40%	52,857	2010
	9.930610	12.443640	25.31%	65,409	2009
	16.528218	9.930610	-39.92%	67,121	2008
	16.211670	16.528218	1.95%	59,520	2007
	14.428937	16.211670	12.36%	34,793	2006
	13.937408	14.428937	3.53%	4,968	2005
	13.043437	13.937408	6.85%	959	2004
	10.000000	13.043437	30.43%	89	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.604042	20.003588	20.47%	4,735	2010
	12.390383	16.604042	34.01%	5,035	2009
	20.415374	12.390383	-39.31%	24,530	2008
	21.150187	20.415374	-3.47%	13,175	2007
	18.840893	21.150187	12.26%	6,379	2006
	17.539795	18.840893	7.42%	881	2005
	15.032668	17.539795	16.68%	453	2004
	10.000000	15.032668	50.33%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.811888	11.576880	7.08%	6,730	2010
	10.000000	10.811888	8.12%	4,622	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.890926	11.215134	2.98%	51,894	2010
	10.000000	10.890926	8.91%	40,673	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.929344	12.238418	11.98%	5,615	2010
	8.599969	10.929344	27.09%	5,615	2009
	14.330172	8.599969	-39.99%	5,615	2008
	15.580207	14.330172	-8.02%	6,379	2007
	13.729004	15.580207	13.48%	6,379	2006
	13.325915	13.729004	3.02%	5,858	2005
	12.250469	13.325915	8.78%	858	2004
	10.000000	12.250469	22.50%	764	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.003146	15.083820	7.72%	0	2010
	11.476504	14.003146	22.02%	0	2009
	20.916125	11.476504	-45.13%	0	2008
	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.115285	15.510599	18.26%	0	2010
	8.173749	13.115285	60.46%	0	2009
	13.259772	8.173749	-38.36%	0	2008
	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	474	2006
	12.017602	12.435784	3.48%	474	2005
	11.687170	12.017602	2.83%	474	2004
	10.000000	11.687170	16.87%	474	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.487823	4.88%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.237153	10.709575	4.61%	18,372	2010
	9.559941	10.237153	7.08%	18,942	2009
	10.905234	9.559941	-12.34%	50,823	2008
	10.587907	10.905234	3.00%	81,642	2007
	10.442533	10.587907	1.39%	35,645	2006
	10.262197	10.442533	1.76%	5,152	2005
	10.072087	10.262197	1.89%	857	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.727894	19.046461	7.44%	0	2010
	13.917120	17.727894	27.38%	0	2009
	16.720479	13.917120	-16.77%	0	2008
	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.750002	17.50%	2,831	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.712743	15.778157	24.11%	6,891	2010
	8.507010	12.712743	49.44%	104	2009

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.154509	13.415576	10.38%	590	2010
	10.321322	12.154509	17.76%	590	2009
	17.786875	10.321322	-41.97%	590	2008
	17.337183	17.786875	2.59%	590	2007
	15.144788	17.337183	14.48%	590	2006
	14.796522	15.144788	2.35%	590	2005
	13.595858	14.796522	8.83%	590	2004
	10.000000	13.595858	35.96%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.404316	21.558803	23.87%	10,479	2010
	12.468133	17.404316	39.59%	10,527	2009
	19.832168	12.468133	-37.13%	1,043	2008
	19.965371	19.832168	-0.67%	360	2007
	17.865579	19.965371	11.75%	360	2006
	17.121537	17.865579	4.35%	360	2005
	14.694707	17.121537	16.51%	360	2004
	10.000000	14.694707	46.95%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.759923	12.096200	2.86%	12,744	2010
	10.904447	11.759923	7.85%	18,081	2009
	11.323944	10.904447	-3.70%	26,787	2008
	10.570546	11.323944	7.13%	27,820	2007
	10.633379	10.570546	-0.59%	25,210	2006
	10.699178	10.633379	-0.61%	19,538	2005
	10.333794	10.699178	3.54%	3,251	2004
	10.000000	10.333794	3.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.351094	13.760909	11.41%	0	2010
	10.717595	12.351094	15.24%	244	2009
	16.781597	10.717595	-36.13%	244	2008
	17.227078	16.781597	-2.59%	244	2007
	15.070569	17.227078	14.31%	244	2006
	14.735099	15.070569	2.28%	244	2005
	13.376738	14.735099	10.15%	244	2004
	10.000000	13.376738	33.77%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.743771	13.672148	16.42%	429	2010
	9.246206	11.743771	27.01%	544	2009
	12.517607	9.246206	-26.13%	3,156	2008
	13.112239	12.517607	-4.53%	4,467	2007
	11.145263	13.112239	17.65%	1,856	2006
	10.000000	11.145263	11.45%	912	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	12.002530	12.891017	7.40%	24,571	2010
	10.000000	12.002530	20.03%	11,029	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.296904	20.065456	23.12%	13,523	2010
	13.321224	16.296904	22.34%	11,787	2009
	19.706561	13.321224	-32.40%	6,236	2008
	20.274828	19.706561	-2.80%	2,805	2007
	18.109345	20.274828	11.96%	3,855	2006
	17.257706	18.109345	4.93%	2,157	2005
	14.169996	17.257706	19.27%	4,138	2004
	10.000000	14.469996	44.70%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.776566	14.319483	12.08%	2,719	2010
	10.359253	12.776566	23.33%	2,928	2009
	16.891228	10.359253	-38.67%	2,947	2008
	16.443643	16.891228	2.72%	3,557	2007
	14.585941	16.443643	12.74%	3,863	2006
	14.272677	14.585941	2.19%	3,657	2005
	13.217847	14.272677	7.98%	3,406	2004
	10.000000	13.217847	32.18%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.862524	14.479739	12.57%	1,404	2010
	10.754509	12.862524	19.60%	5,095	2009
	15.639524	10.754509	-31.24%	5,106	2008
	14.959996	15.639524	4.54%	10,411	2007
	13.155529	14.959996	13.72%	13,686	2006
	12.912068	13.155529	1.89%	1,049	2005
	12.591796	12.912068	2.54%	0	2004
	10.000000	12.591796	25.92%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.128659	12.965369	28.01%	0	2010
	8.230704	10.128659	23.06%	0	2009
	13.517843	8.230704	-39.11%	0	2008
	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.454039	13.771667	10.58%	0	2010
	11.237033	12.454039	10.83%	253	2009
	16.328535	11.237033	-31.18%	253	2008
	15.221663	16.328535	7.27%	253	2007
	13.434856	15.221663	13.30%	253	2006
	13.500348	13.434856	-0.49%	253	2005
	12.881115	13.500348	4.81%	253	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.322034	11.996204	5.95%	1,742	2010
	9.629755	11.322034	17.57%	1,877	2009
	10.645376	9.629755	-9.54%	2,029	2008
	10.348611	10.645376	2.87%	3,554	2007
	10.176471	10.348611	1.69%	3,705	2006
	10.297824	10.176471	-1.18%	9,058	2005
	10.185940	10.297824	1.10%	8,832	2004
	10.000000	10.185940	1.86%	5,908	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.954374	16.270402	16.60%	17,524	2010
	9.663708	13.954374	44.40%	22,831	2009
	21.661696	9.663708	-55.39%	37,722	2008
	15.201743	21.661696	42.49%	39,427	2007
	13.321401	15.201743	14.12%	20,638	2006
	10.000000	13.321401	33.21%	16,476	2005*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.671706	14.249134	12.45%	6,228	2010
	9.970573	12.671706	27.09%	4,398	2009
	17.818898	9.970573	-44.04%	6,614	2008
	17.983758	17.818898	-0.92%	7,872	2007
	15.323812	17.983758	17.36%	8,998	2006
	14.833235	15.323812	3.31%	2,471	2005
	13.628173	14.833235	8.84%	0	2004
	10.000000	13.628173	36.28%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.750376	11.839105	10.13%	5,373	2010
	8.863343	10.750376	21.29%	5,427	2009
	12.104909	8.863343	-26.78%	0	2008
	11.411221	12.104909	6.08%	0	2007
	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.647943	11.912123	11.87%	6,111	2010
	8.465223	10.647943	25.78%	3,459	2009
	12.874364	8.465223	-34.25%	0	2008
	11.966082	12.874364	7.59%	0	2007
	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.401840	11.795751	13.40%	0	2010
	8.103739	10.401840	28.36%	0	2009
	13.395425	8.103739	-39.50%	0	2008
	12.325627	13.395425	8.68%	0	2007
	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.967217	14.504432	21.20%	8,826	2010
	9.557413	11.967217	25.21%	10,148	2009
	18.537976	9.557413	-48.44%	24,195	2008
	14.959285	18.537976	23.92%	30,769	2007
	14.344339	14.959285	4.29%	14,620	2006
	13.894056	14.344339	3.24%	13,176	2005
	13.769405	13.894056	0.91%	7,252	2004
	10.000000	13.769405	37.69%	4,069	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.533473	12.137372	5.24%	16,923	2010
	10.207763	11.533473	12.99%	28,180	2009
	10.806111	10.207763	-5.54%	26,770	2008
	10.611436	10.806111	1.83%	31,801	2007
	10.413201	10.611436	1.90%	16,823	2006
	10.443492	10.413201	-0.29%	13,597	2005
	10.243758	10.443492	1.95%	10,651	2004
	10.000000	10.243758	2.44%	7,391	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.139013	25.336905	25.81%	15,016	2010
	14.727075	20.139013	36.75%	16,273	2009
	24.922137	14.727075	-40.91%	20,551	2008
	22.085204	24.922137	12.85%	20,233	2007
	20.078761	22.085204	9.99%	22,898	2006
	17.386188	20.078761	15.49%	19,505	2005
	14.253575	17.386188	21.98%	11,313	2004
	10.000000	14.253575	42.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.943204	18.706275	10.41%	0	2010
	13.718520	16.943204	23.51%	0	2009
	25.018905	13.718520	-45.17%	0	2008
	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	2,707	2005
	14.707983	16.307938	10.88%	2,848	2004
	10.000000	14.707983	47.08%	5,034	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.402947	12.589114	10.40%	5,760	2010
	9.234195	11.402947	23.49%	9,031	2009
	16.836394	9.234195	-45.15%	14,245	2008
	14.700399	16.836394	14.53%	16,946	2007
	12.751104	14.700399	15.29%	23,072	2006
	10.973711	12.751104	16.20%	23,407	2005
	10.000000	10.973711	9.74%	9,901	2004*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.853676	19.599000	23.62%	730	2010
	10.309761	15.853676	53.77%	748	2009
	21.630269	10.309761	-52.34%	1,059	2008
	20.967279	21.630269	3.16%	1,113	2007
	18.469952	20.967279	13.52%	3,523	2006
	18.427397	18.469952	0.23%	2,606	2005
	16.542802	18.427397	11.39%	2,638	2004
	10.000000	16.542802	65.43%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.249637	11.300407	10.25%	3,591	2010
	7.724985	10.249637	32.68%	4,942	2009
	11.223320	7.724985	-31.17%	1,239	2008
	11.055909	11.223320	1.51%	1,699	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.870931	15.194446	18.05%	3,170	2010
	11.209544	12.870931	14.82%	3,957	2009
	15.714970	11.209544	-28.67%	5,473	2008
	16.505853	15.714970	-4.79%	6,067	2007
	14.401495	16.505853	14.61%	6,290	2006
	14.229461	14.401495	1.21%	9,793	2005
	13.101116	14.229461	8.61%	5,500	2004
	10.000000	13.101116	31.01%	3,020	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.712457	20.968819	25.47%	17,255	2010
	13.224120	16.712457	26.38%	21,779	2009
	20.177183	13.224120	-34.46%	14,407	2008
	21.125864	20.177183	-4.49%	13,082	2007
	18.454862	21.125864	14.47%	10,222	2006
	17.339029	18.454862	6.44%	3,088	2005
	14.319472	17.339029	21.09%	2,609	2004
	10.000000	14.319472	43.19%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.361041	9.020303	7.88%	4,157	2010
	6.560161	8.361041	27.45%	4,606	2009
	10.000000	6.560161	-34.40%	637	2008*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.592077	17.929300	14.99%	15,855	2010
	9.230195	15.592077	68.92%	24,230	2009
	19.932177	9.230195	-53.69%	45,404	2008
	15.829675	19.932177	25.92%	56,403	2007
	12.621376	15.829675	25.42%	35,407	2006
	10.000000	12.621376	26.21%	15,982	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.968563	19.060655	6.08%	385	2010
	13.399730	17.968563	34.10%	385	2009
	22.969250	13.399730	-41.66%	385	2008
	20.333594	22.969250	12.96%	385	2007
	17.109780	20.333594	18.84%	385	2006
	15.870724	17.109780	7.81%	385	2005
	13.683872	15.870724	15.98%	385	2004
	10.000000	13.683872	36.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.981636	13.770639	6.08%	2,328	2010
	9.669894	12.981636	34.25%	2,626	2009
	16.579664	9.669894	-41.68%	20,043	2008
	14.678609	16.579664	12.95%	15,152	2007
	12.349740	14.678609	18.86%	8,902	2006
	11.459180	12.349740	7.77%	5,354	2005
	10.000000	11.459180	14.59%	2,241	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.101026	15.782097	11.92%	5,564	2010
	12.141911	14.101026	16.14%	5,454	2009
	11.683525	12.141911	3.92%	9,318	2008
	10.755033	11.683525	8.63%	10,218	2007
	9.739759	10.755033	10.42%	2,198	2006
	10.000000	9.739759	-2.60%	864	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.299093	2.99%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.272959	12.73%	0	2010*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.040484	12.445987	12.73%	2,414	2010
	9.346595	11.040484	18.12%	2,186	2009
	16.649409	9.346595	-43.86%	8,529	2008
	15.230281	16.649409	9.32%	12,994	2007
	14.675018	15.230281	3.78%	232	2006
	13.811672	14.675018	6.25%	190	2005
	13.274481	13.811672	4.05%	92	2004
	10.000000	13.274481	32.74%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.795947	17.152512	15.93%	7,491	2010
	10.649344	14.795947	38.94%	10,348	2009
	20.585603	10.649344	-48.27%	14,735	2008
	19.032778	20.585603	8.16%	14,003	2007
	16.730117	19.032778	13.76%	9,411	2006
	15.646757	16.730117	6.92%	2,925	2005
	13.872301	15.646757	12.79%	1,686	2004
	10.000000	13.872301	38.72%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.793245	12.540990	6.34%	5,370	2010
	10.000000	11.793245	17.93%	717	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.059825	15.932725	5.80%	0	2010
	12.255381	15.059825	22.88%	0	2009
	14.921164	12.255381	-17.87%	0	2008
	13.828220	14.921164	7.90%	0	2007
	12.798270	13.828220	8.05%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004
	10.000000	11.464168	14.64%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.510807	18.244750	4.19%	4,159	2010
	12.255874	17.510807	42.88%	5,186	2009
	22.492026	12.255874	-45.51%	2,287	2008
	16.824912	22.492026	33.68%	961	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004
	10.000000	12.393318	23.93%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.190641	11.91%	851	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.577156	26.398617	22.35%	8,875	2010
	12.314057	21.577156	75.22%	15,001	2009
	26.334937	12.314057	-53.24%	13,445	2008
	21.016482	26.334937	25.31%	12,588	2007
	14.640276	21.016482	43.55%	5,366	2006
	11.332440	14.640276	29.19%	3,028	2005
	10.000000	11.332440	13.32%	3,273	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.598080	38.654799	22.33%	0	2010
	18.033045	31.598080	75.22%	0	2009
	38.580923	18.033045	-53.26%	0	2008
	30.802441	38.580923	25.25%	0	2007
	21.467056	30.802441	43.49%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004
	10.000000	14.316465	43.16%	2,305	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.688282	6.88%	1,189	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.066790	14.339761	9.74%	1,474	2010
	9.600491	13.066790	36.11%	2,394	2009
	15.569415	9.600491	-38.34%	3,004	2008
	14.333162	15.569415	8.63%	3,235	2007
	13.650173	14.333162	5.00%	3,352	2006
	13.383547	13.650173	1.99%	4,267	2005
	12.549972	13.383547	6.64%	1,277	2004
	10.000000	12.549972	25.50%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.937872	16.256404	8.83%	12,292	2010
	12.467076	14.937872	19.82%	19,701	2009
	18.944360	12.467076	-34.19%	11,919	2008
	17.996291	18.944360	5.27%	10,826	2007
	15.261111	17.996291	17.92%	3,833	2006
	14.648152	15.261111	4.18%	2,241	2005
	13.037116	14.648152	12.36%	2,241	2004
	10.000000	13.037116	30.37%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.615846	9.906396	3.02%	22,069	2010
	8.671443	9.615846	10.89%	12,989	2009
	10.236686	8.671443	-15.29%	20,439	2008
	9.986333	10.236686	2.51%	20,850	2007
	9.793625	9.986333	1.97%	11,201	2006
	9.865822	9.793625	-0.73%	3,622	2005
	10.004642	9.865822	-1.39%	0	2004
	10.000000	10.004642	0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.705927	12.530438	17.04%	2,532	2010
	8.913097	10.705927	20.11%	4,299	2009
	15.050165	8.913097	-40.78%	7,666	2008
	15.303930	15.050165	-1.66%	3,680	2007
	14.858935	15.303930	2.99%	3,631	2006
	14.756874	14.858935	0.69%	3,732	2005
	13.480020	14.756874	9.47%	1,558	2004
	10.000000	13.480020	34.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.619090	15.170175	20.22%	3,370	2010
	9.812617	12.619090	28.60%	432	2009
	16.560730	9.812617	-40.75%	3,386	2008
	15.729072	16.560730	5.29%	25,139	2007
	14.136584	15.729072	11.27%	12,198	2006
	13.519222	14.136584	4.57%	2,624	2005
	12.196540	13.519222	10.84%	211	2004
	10.000000	12.196540	21.97%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.370863	13.697071	10.72%	4,689	2010
	10.000000	12.370863	23.71%	0	2009*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.966848	9.828613	9.61%	155,720	2010
	7.425270	8.966848	20.76%	93,846	2009
	10.806270	7.425270	-31.29%	21,987	2008
	10.405944	10.806270	3.85%	23,946	2007
	10.000000	10.405944	4.06%	24,088	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.129525	10.505524	3.71%	11,742	2010
	9.230548	10.129525	9.74%	6,166	2009
	10.466687	9.230548	-11.81%	7,734	2008
	10.388122	10.466687	0.76%	6,937	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.948218	10.834550	8.91%	11,917	2010
	7.179740	9.948218	38.56%	15,984	2009
	11.957998	7.179740	-39.96%	16,446	2008
	10.686985	11.957998	11.89%	22,821	2007
	10.000000	10.686985	6.87%	16,872	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.290539	9.588362	15.65%	16,919	2010
	6.105029	8.290539	35.80%	19,397	2009
	11.184549	6.105029	-45.42%	27,283	2008
	10.216091	11.184549	9.48%	26,930	2007
	10.000000	10.216091	2.16%	2,946	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.555705	8.204802	8.59%	23,624	2010
	5.908398	7.555705	27.88%	14,257	2009
	9.749596	5.908398	-39.40%	8,506	2008
	10.000000	9.749596	-2.50%	6,099	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.074796	15.583969	10.72%	494	2010
	9.851999	14.074796	42.86%	549	2009
	13.982184	9.851999	-29.54%	762	2008
	13.856713	13.982184	0.91%	1,251	2007
	12.802753	13.856713	8.23%	1,416	2006
	12.779081	12.802753	0.19%	4,579	2005
	11.862127	12.779081	7.73%	5,911	2004
	10.000000	11.862127	18.62%	4,390	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.414715	12.639318	10.73%	11,925	2010
	7.985550	11.414715	42.94%	9,336	2009
	11.350392	7.985550	-29.65%	3,736	2008
	11.244887	11.350392	0.94%	4,471	2007
	10.390020	11.244887	8.23%	2,395	2006
	10.000000	10.390020	3.90%	2,497	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.603174	8.584485	12.91%	20,598	2010
	5.079792	7.603174	49.67%	24,889	2009
	10.000000	5.079792	-49.20%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.818986	9.453736	20.91%	10,816	2010
	6.087288	7.818986	28.45%	24,181	2009
	10.000000	6.087288	-39.13%	28,891	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.990243	8.987924	12.49%	0	2010
	6.320475	7.990243	26.42%	0	2009
	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.231775	9.973398	8.03%	0	2010
	7.873896	9.231775	17.25%	0	2009
	10.000000	7.873896	-21.26%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.693971	9.561116	9.97%	239,501	2010
	7.155840	8.693971	21.49%	115,994	2009
	10.000000	7.155840	-28.44%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.972650	10.421908	4.50%	32,468	2010
	9.017623	9.972650	10.59%	5,658	2009
	10.000000	9.017623	-9.82%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.963277	9.767952	8.98%	134,686	2010
	7.511606	8.963277	19.33%	61,367	2009
	10.000000	7.511606	-24.88%	0	2008*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.415919	9.331274	10.88%	3,682	2010
	6.794850	8.415919	23.86%	0	2009
	10.000000	6.794850	-32.05%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.501879	10.137580	6.69%	22,036	2010
	8.251709	9.501879	15.15%	32,914	2009
	10.000000	8.251709	-17.48%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.392365	10.858224	4.48%	4,238	2010
	9.780422	10.392365	6.26%	7,468	2009
	10.000000	9.780422	-2.20%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.149811	11.795397	5.79%	9,627	2010
	9.786216	11.149811	13.93%	17,965	2009
	10.000000	9.786216	-2.14%	2,423	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.532852	35.765494	13.42%	0	2010
	19.759512	31.532852	59.58%	0	2009
	48.003108	19.759512	-58.84%	0	2008
	33.791817	48.003108	42.06%	0	2007
	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004
	10.000000	16.599720	66.00%	1,010	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.959530	21.499990	13.40%	14,363	2010
	11.880662	18.959530	59.58%	22,272	2009
	28.817018	11.880662	-58.77%	38,704	2008
	20.249698	28.817018	42.31%	48,047	2007
	15.153663	20.249698	33.63%	31,908	2006
	11.688190	15.153663	29.65%	15,468	2005
	10.000000	11.688190	16.88%	5,815	2004*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.473635	11.763830	2.53%	15,638	2010
	11.418724	11.473635	0.48%	20,293	2009
	10.833282	11.418724	5.40%	24,981	2008
	10.332904	10.833282	4.84%	20,857	2007
	10.217896	10.332904	1.13%	9,161	2006
	10.111774	10.217896	1.05%	0	2005
	10.007485	10.111774	1.04%	0	2004
	10.000000	10.007485	0.07%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.876080	7.603263	10.58%	8,712	2010
	5.428443	6.876080	26.67%	14,702	2009
	10.000000	5.428443	-45.72%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.104100	8.516680	5.09%	1,972	2010
	6.439806	8.104100	25.84%	4,640	2009
	11.565008	6.439806	-44.32%	15,012	2008
	10.805966	11.565008	7.02%	24,006	2007
	10.000000	10.805966	8.06%	22,369	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.678362	16.464175	12.17%	5,141	2010
	11.792638	14.678362	24.47%	1,902	2009
	19.083119	11.792638	-38.20%	3,906	2008
	18.407926	19.083119	3.67%	3,906	2007
	16.096090	18.407926	14.36%	3,906	2006
	15.239947	16.096090	5.62%	4,192	2005
	13.658870	15.239947	11.58%	3,564	2004
	10.000000	13.658870	36.59%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.472614	12.327843	7.45%	0	2010
	10.000000	11.472614	14.73%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.028785	13.186361	9.62%	39,215	2010
	10.000000	12.028785	20.29%	30,154	2009*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.628939	12.049500	3.62%	37,620	2010
	10.894700	11.628939	6.74%	27,964	2009
	11.847685	10.894700	-8.04%	19,321	2008
	11.491072	11.847685	3.10%	23,833	2007
	11.061038	11.491072	3.89%	31,969	2006
	10.941575	11.061038	1.09%	32,138	2005
	10.684865	10.941575	2.40%	60,317	2004
	10.000000	10.684865	6.85%	15,502	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.258157	14.389123	8.53%	84,879	2010
	11.373158	13.258157	16.57%	81,386	2009
	15.133667	11.373158	-24.85%	65,671	2008
	14.639493	15.133667	3.38%	87,294	2007
	13.434960	14.639493	8.97%	93,200	2006
	13.032810	13.434960	3.09%	76,363	2005
	12.159586	13.032810	7.18%	67,618	2004
	10.000000	12.159586	21.60%	22,578	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.201595	15.679972	10.41%	58,252	2010
	11.667610	14.201595	21.72%	51,568	2009
	17.380205	11.667610	-32.87%	36,621	2008
	16.734925	17.380205	3.86%	72,118	2007
	14.930572	16.734925	12.08%	64,541	2006
	14.249883	14.930572	4.78%	54,364	2005
	12.991820	14.249883	9.68%	38,288	2004
	10.000000	12.991820	29.92%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.512027	13.285812	6.18%	36,374	2010
	11.161635	12.512027	12.10%	61,963	2009
	13.426978	11.161635	-16.87%	48,405	2008
	12.963992	13.426978	3.57%	66,313	2007
	12.218869	12.963992	6.10%	64,047	2006
	11.950488	12.218869	2.25%	66,722	2005
	11.397119	11.950488	4.86%	17,144	2004
	10.000000	11.397119	13.97%	3,460	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.659428	20.572894	23.49%	11,940	2010
	12.449566	16.659428	33.82%	14,322	2009
	20.025742	12.449566	-37.83%	8,800	2008
	19.029607	20.025742	5.23%	6,457	2007
	17.696534	19.029607	7.53%	4,894	2006
	16.132305	17.696534	9.70%	5,079	2005
	14.245585	16.132305	13.24%	1,794	2004
	10.000000	14.245585	42.46%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.014756	9.799448	-2.15%	55,367	2010
	10.230509	10.014756	-2.11%	50,936	2009
	10.244899	10.230509	-0.14%	82,084	2008
	9.992347	10.244899	2.53%	57,084	2007
	9.768744	9.992347	2.29%	3,427	2006
	9.723367	9.768744	0.47%	2,647	2005
	9.857035	9.723367	-1.36%	1,711	2004
	10.000000	9.857035	-1.43%	235	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.708373	12.669703	8.21%	4,973	2010
	9.620128	11.708373	21.71%	4,158	2009
	11.886963	9.620128	-19.07%	3,174	2008
	11.612491	11.886963	2.36%	3,812	2007
	11.319271	11.612491	2.59%	3,601	2006
	11.320492	11.319271	-0.01%	7,009	2005
	10.859641	11.320492	4.24%	7,186	2004
	10.000000	10.859641	8.60%	6,613	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.038841	8.952102	11.36%	13,600	2010
	6.035998	8.038841	33.18%	25,305	2009
	10.000000	6.035998	-39.64%	25,624	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.056808	14.565624	3.62%	0	2010
	11.092494	14.056808	26.72%	0	2009
	21.181995	11.092494	-47.63%	0	2008
	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004
	10.000000	13.701048	37.01%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.984650	10.341747	3.58%	4,992	2010
	7.880097	9.984650	26.71%	6,793	2009
	15.040018	7.880097	-47.61%	21,068	2008
	14.968461	15.040018	0.48%	23,424	2007
	12.496392	14.968461	19.78%	16,659	2006
	11.422247	12.496392	9.40%	5,186	2005
	10.000000	11.422247	14.22%	1,291	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.934473	8.956444	12.88%	23,302	2010
	6.268781	7.934473	26.57%	15,768	2009
	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.800703	8.606015	10.32%	15,000	2010
	6.256962	7.800703	24.67%	28,031	2009
	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.661708	9.481495	23.75%	25,495	2010
	6.179627	7.661708	23.98%	36,440	2009
	10.000000	6.179627	-38.20%	8,811	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.502885	9.953671	17.06%	26,923	2010
	6.660337	8.502885	27.66%	35,988	2009
	10.000000	6.660337	-33.40%	18,592	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.224708	13.740977	22.42%	3,027	2010
	9.019312	11.224708	24.45%	2,867	2009
	17.241595	9.019312	-47.69%	4,162	2008
	16.093557	17.241595	7.13%	4,612	2007
	15.969547	16.093557	0.78%	3,846	2006
	15.147588	15.969547	5.43%	9,240	2005
	13.679047	15.147588	10.74%	3,597	2004
	10.000000	13.679047	36.79%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.253001	20.114343	23.76%	7,043	2010
	13.197321	16.253001	23.15%	5,390	2009
	19.923089	13.197321	-33.76%	6,310	2008
	21.950219	19.923089	-9.24%	3,554	2007
	19.156088	21.950219	14.59%	4,502	2006
	19.046007	19.156088	0.58%	9526	2005
	16.636732	19.046007	14.48%	4104	2004
	10.000000	16.636732	66.37%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.069084	19.651678	22.29%	4,817	2010
	12.216178	16.069084	31.54%	4,738	2009
	20.253200	12.216178	-39.68%	10,807	2008
	20.315831	20.253200	-0.31%	10,304	2007
	18.577749	20.315831	9.36%	8,802	2006
	16.949645	18.577749	9.61%	7,461	2005
	14.582719	16.949645	16.23%	8,267	2004
	10.000000	14.582719	45.83%	1,708	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.058938	13.360187	10.79%	6,255	2010
	9.815428	12.058938	22.86%	14,176	2009
	17.180693	9.815428	-42.87%	19,205	2008
	16.275551	17.180693	5.56%	18,090	2007
	14.666668	16.275551	10.97%	10,254	2006
	14.002235	14.666668	4.75%	0	2005
	13.064320	14.002235	7.18%	0	2004
	10.000000	13.064320	30.64%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.090025	9.006700	27.03%	19,250	2010
	5.551826	7.090025	27.71%	14,978	2009
	10.000000	5.551826	-44.48%	336	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.271377	10.293761	0.22%	13,192	2010
	9.800278	10.271377	4.81%	12,645	2009
	10.000000	9.800278	-2.00%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.223924	14.394006	8.85%	781	2010
	10.000000	13.223924	32.24%	0	2009

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.850326	13.645142	6.19%	26,005	2010
	10.000000	12.850326	28.50%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.846780	13.368509	4.06%	10,823	2010
	10.000000	12.846780	28.47%	19,399	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.121885	14.823207	12.97%	15,207	2010
	10.454779	13.121885	25.51%	22,451	2009
	17.019524	10.454779	-38.57%	16,105	2008
	17.861184	17.019524	-4.71%	23,980	2007
	15.794855	17.861184	13.08%	18,979	2006
	15.527344	15.794855	1.72%	12,176	2005
	13.552853	15.527344	14.57%	4,113	2004
	10.000000	13.552853	35.53%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.153910	13.756194	13.18%	4,804	2010
	8.911568	12.153910	36.38%	8,924	2009
	15.267879	8.911568	-41.63%	17,484	2008
	14.713762	15.267879	3.77%	24,959	2007
	12.807689	14.713762	14.88%	28,822	2006
	11.476139	12.807689	11.60%	17,944	2005
	10.000000	11.476139	14.76%	7,385	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.543844	20.994898	13.22%	0	2010
	13.599359	18.543844	36.36%	0	2009
	23.293079	13.599359	-41.62%	0	2008
	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004
	10.000000	15.051058	50.51%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.459543	2.750109	11.81%	0	2010
	1.988324	2.459543	23.70%	18,513	2009
	9.509700	1.988324	-79.09%	0	2008
	10.000000	9.509700	-4.90%	2,468	2007

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.436695	3.848460	11.98%	0	2010
	2.788556	3.436695	23.24%	0	2009
	13.301392	2.788556	-79.04%	1,375	2008
	13.659323	13.301392	-2.62%	1,375	2007
	12.779535	13.659323	6.88%	2,873	2006
	12.802848	12.779535	-0.18%	2,236	2005
	12.033375	12.802848	6.39%	1,309	2004
	10.000000	12.033375	20.33%	1,384	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.400019	14.053857	13.34%	10,186	2010
	9.900851	12.400019	25.24%	17,954	2009
	16.487121	9.900851	-39.95%	21,950	2008
	16.179663	16.487121	1.90%	21,552	2007
	14.407783	16.179663	12.30%	15,157	2006
	13.924063	14.407783	3.47%	10,561	2005
	13.037602	13.924063	6.80%	9,045	2004
	10.000000	13.037602	30.38%	6,519	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.545827	19.923293	20.41%	11,674	2010
	12.353254	16.545827	33.94%	12,634	2009
	20.364636	12.353254	-39.34%	11,349	2008
	21.108468	20.364636	-3.52%	12,089	2007
	18.813314	21.108468	12.20%	10,673	2006
	17.523041	18.813314	7.36%	2,337	2005
	15.025969	17.523041	16.62%	4,702	2004
	10.000000	15.025969	50.26%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.808196	11.567017	7.02%	854	2010
	10.000000	10.808196	8.08%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.887208	11.205585	2.92%	7,035	2010
	10.000000	10.887208	8.87%	9,139	2009*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.892182	12.190586	11.92%	0	2010
	8.575104	10.892182	27.02%	0	2009
	14.296059	8.575104	-40.02%	0	2008
	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	3,181	2005
	12.246297	13.314578	8.72%	3,347	2004
	10.000000	12.246297	22.46%	3,306	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.955510	15.024848	7.66%	0	2010
	11.443318	13.955510	21.95%	0	2009
	20.866336	11.443318	-45.16%	0	2008
	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.070650	15.449926	18.20%	0	2010
	8.150088	13.070650	60.37%	0	2009
	13.228163	8.150088	-38.39%	0	2008
	12.813104	13.228163	3.24%	0	2007
	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005
	11.683193	12.007364	2.77%	0	2004
	10.000000	11.683193	16.83%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.484270	4.84%	1,084	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202356	10.667727	4.56%	2,566	2010
	9.532302	10.202356	7.03%	2,938	2009
	10.879266	9.532302	-12.38%	13,476	2008
	10.568123	10.879266	2.94%	28,901	2007
	10.428329	10.568123	1.34%	18,086	2006
	10.253466	10.428329	1.71%	10,225	2005
	10.068654	10.253466	1.84%	7,874	2004
	10.000000	10.068654	0.69%	7,496	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.664608	18.968783	7.38%	0	2010
	13.874525	17.664608	27.32%	0	2009
	16.677832	13.874525	-16.81%	0	2008
	16.021737	16.677832	4.10%	710	2007
	14.776404	16.021737	8.43%	867	2006
	13.465936	14.776404	9.73%	867	2005
	12.501729	13.465936	7.71%	867	2004
	10.000000	12.501729	25.02%	867	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.746033	17.46%	3,091	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.679469	15.728823	24.05%	3,915	2010
	8.489079	12.679469	49.36%	610	2009

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.111837	13.361659	10.32%	0	2010
	10.290345	12.111837	17.70%	0	2009
	17.742577	10.290345	-42.00%	0	2008
	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.343216	21.472153	23.81%	0	2010
	12.430721	17.343216	39.52%	0	2009
	19.782804	12.430721	-37.16%	0	2008
	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.717924	12.046846	2.81%	0	2010
	10.871059	11.717924	7.79%	0	2009
	11.295044	10.871059	-3.75%	0	2008
	10.548990	11.295044	7.07%	0	2007
	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	10.328516	3.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.307762	13.705626	11.36%	0	2010
	10.685450	12.307762	15.18%	0	2009
	16.739842	10.685450	-36.17%	0	2008
	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.715784	13.632612	16.36%	0	2010
	9.228892	11.715784	26.95%	0	2009
	12.500560	9.228892	-26.17%	0	2008
	13.101121	12.500560	-4.58%	0	2007
	11.141491	13.101121	17.59%	0	2006
	10.000000	11.141491	11.41%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.998434	12.880041	7.35%	0	2010
	10.000000	11.998434	19.98%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.239741	19.984863	23.06%	0	2010
	13.281286	16.239741	22.28%	0	2009
	19.657546	13.281286	-32.44%	0	2008
	20.234801	19.657546	-2.85%	0	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.731742	14.261960	12.02%	0	2010
	10.328190	12.731742	23.27%	0	2009
	16.849197	10.328190	-38.70%	0	2008
	16.411152	16.849197	2.67%	0	2007
	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.817388	14.421564	12.52%	0	2010
	10.722248	12.817388	19.54%	0	2009
	15.600591	10.722248	-31.27%	0	2008
	14.930425	15.600591	4.49%	0	2007
	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.093087	12.913240	27.94%	0	2010
	8.205994	10.093087	23.00%	0	2009
	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.410350	13.716347	10.52%	0	2010
	11.203339	12.410350	10.77%	0	2009
	16.287932	11.203339	-31.22%	0	2008
	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.282294	11.947988	5.90%	0	2010
	9.600863	11.282294	17.51%	0	2009
	10.618872	9.600863	-9.59%	0	2008
	10.328144	10.618872	2.81%	0	2007
	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.724769	11.804893	10.07%	0	2010
	8.846750	10.724769	21.23%	0	2009
	12.088438	8.846750	-26.82%	0	2008
	11.401552	12.088438	6.02%	0	2007
	10.638142	11.401552	7.18%	0	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.622572	11.877674	11.82%	0	2010
	8.449381	10.622572	25.72%	0	2009
	12.856848	8.449381	-34.28%	0	2008
	11.955939	12.856848	7.54%	0	2007
	10.943211	11.955939	9.25%	0	2006
	10.000000	10.943211	9.43%	0	2005*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.377045	11.761641	13.34%	0	2010
	8.088554	10.377045	28.29%	0	2009
	13.377180	8.088554	-39.53%	0	2008
	12.315172	13.377180	8.62%	0	2007
	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.921125	16.223362	16.54%	0	2010
	9.645606	13.921125	44.33%	0	2009
	21.632225	9.645606	-55.41%	0	2008
	15.188855	21.632225	42.42%	0	2007
	13.316891	15.188855	14.06%	0	2006
	10.000000	13.316891	33.17%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.627209	14.191850	12.39%	0	2010
	9.940652	12.627209	27.03%	0	2009
	17.774541	9.940652	-44.07%	0	2008
	17.948222	17.774541	-0.97%	0	2007
	15.301338	17.948222	17.30%	0	2006
	14.819023	15.301338	3.25%	0	2005
	13.622069	14.819023	8.79%	0	2004
	10.000000	13.622069	36.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.925214	14.446158	21.14%	0	2010
	9.528748	11.925214	25.15%	0	2009
	18.491861	9.528748	-48.47%	0	2008
	14.929730	18.491861	23.86%	0	2007
	14.323296	14.929730	4.23%	0	2006
	13.880736	14.323296	3.19%	0	2005
	13.763249	13.880736	0.85%	0	2004
	10.000000	13.763249	37.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.493027	12.088622	5.18%	0	2010
	10.177160	11.493027	12.93%	0	2009
	10.779227	10.177160	-5.59%	0	2008
	10.590479	10.779227	1.78%	0	2007
	10.397935	10.590479	1.85%	0	2006
	10.433491	10.397935	-0.34%	0	2005
	10.239169	10.433491	1.90%	0	2004
	10.000000	10.239169	2.39%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.068370	25.235136	25.75%	0	2010
	14.682911	20.068370	36.68%	0	2009
	24.860134	14.682911	-40.94%	0	2008
	22.041575	24.860134	12.79%	0	2007
	20.049309	22.041575	9.94%	0	2006
	17.369523	20.049309	15.43%	0	2005
	14.247191	17.369523	21.92%	0	2004
	10.000000	14.247191	42.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.883760	18.631126	10.35%	0	2010
	13.677383	16.883760	23.44%	0	2009
	24.956671	13.677383	-45.20%	0	2008
	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.369970	12.546297	10.35%	0	2010
	9.212193	11.369970	23.42%	0	2009
	16.804895	9.212193	-45.18%	0	2008
	14.680445	16.804895	14.47%	0	2007
	12.740304	14.680445	15.23%	0	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.798048	19.520264	23.56%	0	2010
	10.278836	15.798048	53.69%	0	2009
	21.576474	10.278836	-52.36%	0	2008
	20.925880	21.576474	3.11%	0	2007
	18.442873	20.925880	13.46%	0	2006
	18.409756	18.442873	0.18%	0	2005
	16.535416	18.409756	11.34%	0	2004
	10.000000	16.535416	65.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.230415	11.273453	10.20%	0	2010
	7.714445	10.230415	32.61%	0	2009
	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.825770	15.133402	17.99%	0	2010
	11.175941	12.825770	14.76%	0	2009
	15.675886	11.175941	-28.71%	0	2008
	16.473253	15.675886	-4.84%	0	2007
	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.653826	20.884584	25.40%	0	2010
	13.184473	16.653826	26.31%	0	2009
	20.127009	13.184473	-34.49%	0	2008
	21.084166	20.127009	-4.54%	0	2007
	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.353912	9.008016	7.83%	0	2010
	6.557922	8.353912	27.39%	0	2009
	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.554941	17.877473	14.93%	0	2010
	9.212922	15.554941	68.84%	0	2009
	19.905068	9.212922	-53.72%	0	2008
	15.816268	19.905068	25.85%	0	2007
	12.617120	15.816268	25.36%	0	2006
	10.000000	12.617120	26.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.905527	18.984086	6.02%	0	2010
	13.359553	17.905527	34.03%	0	2009
	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.944119	13.723835	6.02%	0	2010
	9.646873	12.944119	34.18%	0	2009
	16.548671	9.646873	-41.71%	0	2008
	14.658705	16.548671	12.89%	0	2007
	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.067416	15.736437	11.86%	0	2010
	12.119161	14.067416	16.08%	0	2009
	11.667598	12.119161	3.87%	0	2008
	10.745897	11.667598	8.58%	0	2007
	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.298226	2.98%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.272012	12.72%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	11.001725	12.395958	12.67%	0	2010
	9.318547	11.001725	18.06%	0	2009
	16.607953	9.318547	-43.89%	0	2008
	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.744016	17.083589	15.87%	0	2010
	10.617398	14.744016	38.87%	0	2009
	20.534379	10.617398	-48.29%	0	2008
	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.789219	12.530308	6.29%	0	2010
	10.000000	11.789219	17.89%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.007039	15.868770	5.74%	0	2010
	12.218661	15.007039	22.82%	0	2009
	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.449390	18.171475	4.14%	0	2010
	12.219126	17.449390	42.80%	0	2009
	22.436096	12.219126	-45.54%	0	2008
	16.791689	22.436096	33.61%	0	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.186842	11.87%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.514843	26.308968	22.28%	0	2010
	12.284764	21.514843	75.13%	0	2009
	26.285757	12.284764	-53.26%	0	2008
	20.988007	26.285757	25.24%	0	2007
	14.627892	20.988007	43.48%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.487235	38.499555	22.27%	0	2010
	17.978972	31.487235	75.13%	0	2009
	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.684664	6.85%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.020922	14.282139	9.69%	0	2010
	9.571679	13.020922	36.04%	0	2009
	15.530665	9.571679	-38.37%	0	2008
	14.304834	15.530665	8.57%	0	2007
	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.885481	16.191113	8.77%	0	2010
	12.429695	14.885481	19.76%	0	2009
	18.897248	12.429695	-34.22%	0	2008
	17.960754	18.897248	5.21%	0	2007
	15.238732	17.960754	17.86%	0	2006
	14.634123	15.238732	4.13%	0	2005
	13.031295	14.634123	12.30%	0	2004
	10.000000	13.031295	30.31%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.582086	9.866572	2.97%	0	2010
	8.645410	9.582086	10.83%	0	2009
	10.211189	8.645410	-15.33%	0	2008
	9.966578	10.211189	2.45%	0	2007
	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.668371	12.480109	16.98%	0	2010
	8.886377	10.668371	20.05%	0	2009
	15.012718	8.886377	-40.81%	0	2008
	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.576121	15.110806	20.15%	0	2010
	9.784205	12.576121	28.53%	0	2009
	16.521247	9.784205	-40.78%	0	2008
	15.699644	16.521247	5.23%	0	2007
	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.366653	13.685425	10.66%	0	2010
	10.000000	12.366653	23.67%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.950048	9.805182	9.55%	0	2010
	7.415149	8.950048	20.70%	0	2009
	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.110557	10.480500	3.66%	0	2010
	9.217980	10.110557	9.68%	0	2009
	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.929560	10.808710	8.85%	0	2010
	7.169940	9.929560	38.49%	0	2009
	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.274989	9.565490	15.60%	0	2010
	6.096694	8.274989	35.73%	0	2009
	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.545396	8.189432	8.54%	0	2010
	5.903354	7.545396	27.82%	0	2009
	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.025416	15.521371	10.67%	0	2010
	9.822458	14.025416	42.79%	0	2009
	13.947395	9.822458	-29.57%	0	2008
	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.387549	12.602795	10.67%	0	2010
	7.970615	11.387549	42.87%	0	2009
	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.596686	8.572783	12.85%	0	2010
	5.078051	7.596686	49.60%	0	2009
	10.000000	5.078051	-49.22%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.812308	9.440831	20.85%	0	2010
	6.085201	7.812308	28.38%	0	2009
	10.000000	6.085201	-39.15%	0	2008*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.983421	8.975670	12.43%	0	2010
	6.318315	7.983421	26.35%	0	2009
	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.223900	9.959791	7.98%	0	2010
	7.871204	9.223900	17.19%	0	2009
	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.686563	9.548087	9.92%	0	2010
	7.153399	8.686563	21.43%	0	2009
	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.964165	10.407724	4.45%	0	2010
	9.014543	9.964165	10.53%	0	2009
	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.955653	9.754667	8.92%	0	2010
	7.509050	8.955653	19.26%	0	2009
	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.408744	9.318567	10.82%	0	2010
	6.792527	8.408744	23.79%	0	2009
	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.493792	10.123792	6.64%	0	2010
	8.248893	9.493792	15.09%	0	2009
	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.383519	10.843428	4.43%	0	2010
	9.777090	10.383519	6.20%	0	2009
	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.140309	11.779323	5.74%	0	2010
	9.782878	11.140309	13.88%	0	2009
	10.000000	9.782878	-2.17%	0	2008*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.422233	35.621849	13.37%	0	2010
	19.700259	31.422233	59.50%	0	2009
	47.883735	19.700259	-58.86%	0	2008
	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.904761	21.426956	13.34%	0	2010
	11.852392	18.904761	59.50%	0	2009
	28.763191	11.852392	-58.79%	0	2008
	20.222258	28.763191	42.24%	0	2007
	15.140838	20.222258	33.56%	0	2006
	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.433372	11.716553	2.48%	0	2010
	11.384473	11.433372	0.43%	0	2009
	10.806310	11.384473	5.35%	0	2008
	10.312477	10.806310	4.79%	0	2007
	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.870228	7.592916	10.52%	0	2010
	5.426594	6.870228	26.60%	0	2009
	10.000000	5.426594	-45.73%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.088902	8.496374	5.04%	0	2010
	6.431015	8.088902	25.78%	0	2009
	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.626875	16.398041	12.11%	0	2010
	11.757277	14.626875	24.41%	0	2009
	19.035645	11.757277	-38.24%	0	2008
	18.371568	19.035645	3.61%	0	2007
	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.468700	12.317334	7.40%	0	2010
	10.000000	11.468700	14.69%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.024686	13.175134	9.57%	0	2010
	10.000000	12.024686	20.25%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.588123	12.001071	3.56%	0	2010
	10.862009	11.588123	6.68%	0	2009
	11.818178	10.862009	-8.09%	0	2008
	11.468347	11.818178	3.05%	0	2007
	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.211670	14.331351	8.47%	0	2010
	11.339064	13.211670	16.51%	0	2009
	15.096021	11.339064	-24.89%	0	2008
	14.610575	15.096021	3.32%	0	2007
	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.151761	15.616983	10.35%	0	2010
	11.632622	14.151761	21.66%	0	2009
	17.336966	11.632622	-32.90%	0	2008
	16.701878	17.336966	3.80%	861	2007
	14.908678	16.701878	12.03%	38,216	2006
	14.236242	14.908678	4.72%	43,138	2005
	12.986017	14.236242	9.63%	52,188	2004
	10.000000	12.986017	29.86%	53,875	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.468141	13.232452	6.13%	5,716	2010
	11.128173	12.468141	12.04%	5,716	2009
	13.393572	11.128173	-16.91%	5,716	2008
	12.938375	13.393572	3.52%	5,716	2007
	12.200939	12.938375	6.04%	5,716	2006
	11.939034	12.200939	2.19%	5,716	2005
	11.392020	11.939034	4.80%	5,716	2004
	10.000000	11.392020	13.92%	1,425	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.600993	20.490280	23.43%	0	2010
	12.412237	16.600993	33.75%	0	2009
	19.975938	12.412237	-37.86%	0	2008
	18.992036	19.975938	5.18%	0	2007
	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.979424	9.759894	-2.20%	0	2010
	10.199628	9.979424	-2.16%	0	2009
	10.219198	10.199628	-0.19%	0	2008
	9.972402	10.219198	2.47%	0	2007
	9.754214	9.972402	2.24%	0	2006
	9.713854	9.754214	0.42%	0	2005
	9.852427	9.713854	-1.41%	0	2004
	10.000000	9.852427	-1.48%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.667273	12.618769	8.16%	0	2010
	9.591260	11.667273	21.64%	0	2009
	11.857361	9.591260	-19.11%	0	2008
	11.589519	11.857361	2.31%	0	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.031975	8.939901	11.30%	0	2010
	6.033930	8.031975	33.11%	0	2009
	10.000000	6.033930	-39.66%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	14.008958	14.508626	3.57%	0	2010
	11.060389	14.008958	26.66%	0	2009
	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.955758	10.306562	3.52%	0	2010
	7.861323	9.955758	26.64%	0	2009
	15.011899	7.861323	-47.63%	0	2008
	14.948158	15.011899	0.43%	0	2007
	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.927715	8.944253	12.82%	0	2010
	6.266640	7.927715	26.51%	0	2009
	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.794044	8.594269	10.27%	0	2010
	6.254822	7.794044	24.61%	0	2009
	10.000000	6.254822	-37.45%	0	2008*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.655179	9.468588	23.69%	0	2010
	6.177518	7.655179	23.92%	0	2009
	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.495635	9.940108	17.00%	0	2010
	6.658061	8.495635	27.60%	0	2009
	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.185330	13.685788	22.35%	0	2010
	8.992275	11.185330	24.39%	0	2009
	17.198738	8.992275	-47.72%	0	2008
	16.061803	17.198738	7.08%	0	2007
	15.946162	16.061803	0.73%	0	2006
	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.195979	20.033551	23.69%	0	2010
	13.157737	16.195979	23.09%	0	2009
	19.873522	13.157737	-33.79%	0	2008
	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	16.012704	19.572741	22.23%	0	2010
	12.179554	16.012704	31.47%	0	2009
	20.202825	12.179554	-39.71%	0	2008
	20.275718	20.202825	-0.36%	0	2007
	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	12.016606	13.306493	10.73%	0	2010
	9.785982	12.016606	22.79%	0	2009
	17.137937	9.785982	-42.90%	0	2008
	16.243400	17.137937	5.51%	0	2007
	14.645159	16.243400	10.91%	0	2006
	13.988830	14.645159	4.69%	0	2005
	13.058479	13.988830	7.12%	0	2004
	10.000000	13.058479	30.58%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.083961	8.994404	26.97%	0	2010
	5.549924	7.083961	27.64%	0	2009
	10.000000	5.549924	-44.50%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.262637	10.279747	0.17%	0	2010
	9.796941	10.262637	4.75%	0	2009
	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.219424	14.381761	8.79%	0	2010
	10.000000	13.219424	32.19%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.845949	13.633525	6.13%	0	2010
	10.000000	12.845949	28.46%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.842401	13.357126	4.01%	0	2010
	10.000000	12.842401	28.42%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.075858	14.763659	12.91%	0	2010
	10.423428	13.075858	25.45%	0	2009
	16.977195	10.423428	-38.60%	0	2008
	17.825916	16.977195	-4.76%	0	2007
	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.118786	13.709433	13.13%	0	2010
	8.890350	12.118786	36.31%	0	2009
	15.239339	8.890350	-41.66%	0	2008
	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.478792	20.910565	13.16%	0	2010
	13.558584	18.478792	36.29%	0	2009
	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.456176	2.744948	11.76%	0	2010
	1.986618	2.456176	23.64%	0	2009
	9.506442	1.986618	-79.10%	0	2008
	10.000000	9.506442	-4.94%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.424657	3.833030	11.92%	0	2010
	2.780189	3.424657	23.18%	0	2009
	13.268302	2.780189	-79.05%	0	2008
	13.632342	13.268302	-2.67%	0	2007
	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.356512	13.997406	13.28%	0	2010
	9.871159	12.356512	25.18%	0	2009
	16.446107	9.871159	-39.98%	0	2008
	16.147721	16.446107	1.85%	0	2007
	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.487767	19.843257	20.35%	0	2010
	12.316200	16.487767	33.87%	0	2009
	20.313975	12.316200	-39.37%	0	2008
	21.066785	20.313975	-3.57%	0	2007
	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.804504	11.557154	6.97%	0	2010
	10.000000	10.804504	8.05%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.883488	11.196028	2.87%	0	2010
	10.000000	10.883488	8.83%	0	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.855113	12.142900	11.86%	0	2010
	8.550290	10.855113	26.96%	0	2009
	14.261993	8.550290	-40.05%	0	2008
	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.908037	14.966098	7.61%	0	2010
	11.410208	13.908037	21.89%	0	2009
	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

saipart2.htm
Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.026183	15.389504	18.14%	0	2010
	8.126514	13.026183	60.29%	0	2009
	13.196661	8.126514	-38.42%	0	2008
	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.480715	4.81%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.167618	10.625978	4.51%	0	2010
	9.504716	10.167618	6.97%	0	2009
	10.853331	9.504716	-12.43%	0	2008
	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.601525	18.891373	7.33%	0	2010
	13.832041	17.601525	27.25%	0	2009
	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.742041	17.42%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.646269	15.679640	23.99%	0	2010
	8.471187	12.646269	49.29%	0	2009

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.069326	13.307951	10.26%	0	2010
	10.259472	12.069326	17.64%	0	2009
	17.698426	10.259472	-42.03%	203	2008
	17.268719	17.698426	2.49%	203	2007
	15.100376	17.268719	14.36%	216	2006
	14.768184	15.100376	2.25%	216	2005
	13.583697	14.768184	8.72%	216	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.282343	21.385861	23.74%	0	2010
	12.393425	17.282343	39.45%	0	2009
	19.733575	12.393425	-37.20%	0	2008
	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.676054	11.997664	2.75%	8,895	2010
	10.837755	11.676054	7.73%	9,705	2009
	11.266200	10.837755	-3.80%	4,141	2008
	10.527461	11.266200	7.02%	4,450	2007
	10.600839	10.527461	-0.69%	4,659	2006
	10.677319	10.600839	-0.72%	4,884	2005
	10.323232	10.677319	3.43%	2,246	2004
	10.000000	10.323232	3.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.264529	13.650510	11.30%	0	2010
	10.653374	12.264529	15.12%	0	2009
	16.698145	10.653374	-36.20%	0	2008
	17.159051	16.698145	-2.69%	610	2007
	15.026376	17.159051	14.19%	610	2006
	14.706867	15.026376	2.17%	610	2005
	13.364767	14.706867	10.04%	610	2004
	10.000000	13.364767	33.65%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.687865	13.593186	16.30%	0	2010
	9.211612	11.687865	26.88%	397	2009
	12.483546	9.211612	-26.21%	1,041	2008
	13.090018	12.483546	-4.63%	1,041	2007
	11.137716	13.090018	17.53%	397	2006
	10.000000	11.137716	11.38%	397	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.994330	12.869051	7.29%	0	2010
	10.000000	11.994330	19.94%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.182730	19.904520	23.00%	0	2010
	13.241435	16.182730	22.21%	0	2009
	19.608616	13.241435	-32.47%	0	2008
	20.194818	19.608616	-2.90%	0	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.687047	14.204638	11.96%	222	2010
	10.297195	12.687047	23.21%	5,213	2009
	16.807245	10.297195	-38.73%	13,373	2008
	16.378714	16.807245	2.62%	14,965	2007
	14.543176	16.378714	12.62%	16,201	2006
	14.245346	14.543176	2.09%	16,302	2005
	13.206031	14.245346	7.87%	15,682	2004
	10.000000	13.206031	32.06%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.772412	14.363631	12.46%	3,039	2010
	10.690091	12.772412	19.48%	7,132	2009
	15.561767	10.690091	-31.31%	8,344	2008
	14.900926	15.561767	4.43%	9,680	2007
	13.116943	14.900926	13.60%	9,208	2006
	12.887330	13.116943	1.78%	9,214	2005
	12.580524	12.887330	2.44%	2,016	2004
	10.000000	12.580524	25.81%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.057645	12.861325	27.88%	0	2010
	8.181366	10.057645	22.93%	0	2009
	13.450610	8.181366	-39.17%	0	2008
	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.366767	13.661197	10.47%	0	2010
	11.169701	12.366767	10.72%	0	2009
	16.247344	11.169701	-31.25%	0	2008
	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.242732	11.900010	5.85%	1,237	2010
	9.572078	11.242732	17.45%	2,196	2009
	10.592451	9.572078	-9.63%	6,434	2008
	10.307744	10.592451	2.76%	8,381	2007
	10.146617	10.307744	1.59%	8,307	2006
	10.278083	10.146617	-1.28%	8,190	2005
	10.176817	10.278083	1.00%	4,389	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.699212	11.770734	10.01%	0	2010
	8.830182	10.699212	21.17%	0	2009
	12.071974	8.830182	-26.85%	0	2008
	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.597275	11.843328	11.76%	0	2010
	8.433561	10.597275	25.66%	493	2009
	12.839348	8.433561	-34.31%	493	2008
	11.945798	12.839348	7.48%	493	2007
	10.939506	11.945798	9.20%	493	2006
	10.000000	10.939506	9.40%	493	2005*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.352302	11.727594	13.28%	0	2010
	8.073400	10.352302	28.23%	44,247	2009
	13.358960	8.073400	-39.57%	44,247	2008
	12.304728	13.358960	8.57%	44,247	2007
	11.146499	12.304728	10.39%	44,247	2006
	10.000000	11.146499	11.46%	50,834	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.887891	16.176362	16.48%	0	2010
	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.582852	14.134775	12.33%	5,395	2010
	9.910802	12.582852	26.96%	7,062	2009
	17.730262	9.910802	-44.10%	19,394	2008
	17.912718	17.730262	-1.02%	20,855	2007
	15.278856	17.912718	17.24%	21,002	2006
	14.804807	15.278856	3.20%	21,294	2005
	13.615971	14.804807	8.73%	18,607	2004
	10.000000	13.615971	36.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.883344	14.388086	21.08%	1,171	2010
	9.500149	11.883344	25.09%	2,970	2009
	18.445836	9.500149	-48.50%	8,631	2008
	14.900231	18.445836	23.80%	14,654	2007
	14.302283	14.900231	4.18%	13,083	2006
	13.867441	14.302283	3.14%	13,436	2005
	13.757097	13.867441	0.80%	14,403	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.452646	12.039999	5.13%	2,510	2010
	10.146594	11.452646	12.87%	4,467	2009
	10.752353	10.146594	-5.63%	6,544	2008
	10.569510	10.752353	1.73%	11,695	2007
	10.382638	10.569510	1.80%	7,928	2006
	10.423463	10.382638	-0.39%	5,944	2005
	10.234577	10.423463	1.85%	2,989	2004
	10.000000	10.234577	2.35%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.997935	25.133719	25.68%	6,323	2010
	14.638868	19.997935	36.61%	11,374	2009
	24.798281	14.638868	-40.97%	24,945	2008
	21.998042	24.798281	12.73%	31,929	2007
	20.019919	21.998042	9.88%	32,182	2006
	17.352899	20.019919	15.37%	33,279	2005
	14.240827	17.352899	21.85%	24,637	2004
	10.000000	14.240827	42.41%	71	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.824522	18.556274	10.29%	0	2010
	13.636359	16.824522	23.38%	0	2009
	24.894580	13.636359	-45.22%	0	2008
	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.337081	12.503621	10.29%	0	2010
	9.190244	11.337081	23.36%	0	2009
	16.773464	9.190244	-45.21%	0	2008
	14.660525	16.773464	14.41%	0	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.742579	19.441794	23.50%	3,582	2010
	10.247984	15.742579	53.62%	5,561	2009
	21.522738	10.247984	-52.39%	7,695	2008
	20.884511	21.522738	3.06%	8,631	2007
	18.415809	20.884511	13.41%	10,095	2006
	18.392126	18.415809	0.13%	11,040	2005
	16.528025	18.392126	11.28%	6,249	2004
	10.000000	16.528025	65.28%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.211260	11.246606	10.14%	827	2010
	7.703927	10.211260	32.55%	974	2009
	11.204194	7.703927	-31.24%	2,807	2008
	11.048415	11.204194	1.41%	9,013	2007
	10.000000	11.048415	10.48%	974	2006*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.780751	15.072574	17.93%	5,783	2010
	11.142412	12.780751	14.70%	8,682	2009
	15.636875	11.142412	-28.74%	20,389	2008
	16.440717	15.636875	-4.89%	22,912	2007
	14.359300	16.440717	14.50%	31,578	2006
	14.202226	14.359300	1.11%	33,297	2005
	13.089401	14.202226	8.50%	21,230	2004
	10.000000	13.089401	30.89%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.595382	20.800674	25.34%	0	2010
	13.144924	16.595382	26.25%	156	2009
	20.076917	13.144924	-34.53%	0	2008
	21.042514	20.076917	-4.59%	0	2007
	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004
	10.000000	14.306677	43.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.346794	8.995750	7.77%	0	2010
	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.517849	17.825738	14.87%	0	2010
	9.195648	15.517849	68.75%	0	2009
	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.842693	18.907814	5.97%	0	2010
	13.319472	17.842693	33.96%	0	2009
	22.855091	13.319472	-41.72%	0	2008
	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.906696	13.677167	5.97%	0	2010
	9.623909	12.906696	34.11%	0	2009
	16.517742	9.623909	-41.74%	1,130	2008
	14.638823	16.517742	12.84%	862	2007
	12.328820	14.638823	18.74%	923	2006
	11.451436	12.328820	7.66%	634	2005
	10.000000	11.451436	14.51%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.033895	15.690918	11.81%	0	2010
	12.096468	14.033895	16.02%	0	2009
	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.297363	2.97%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.271063	12.71%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.963109	12.346155	12.62%	1,353	2010
	9.290584	10.963109	18.00%	2,913	2009
	16.566609	9.290584	-43.92%	6,110	2008
	15.170132	16.566609	9.21%	9,641	2007
	14.631974	15.170132	3.68%	11,852	2006
	13.785215	14.631974	6.14%	11,208	2005
	13.262608	13.785215	3.94%	10,073	2004
	10.000000	13.262608	32.63%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.692271	17.014939	15.81%	1,000	2010
	10.585546	14.692271	38.80%	1,025	2009
	20.483278	10.585546	-48.32%	3,101	2008
	18.957656	20.483278	8.05%	3,235	2007
	16.681086	18.957656	13.65%	3,759	2006
	15.616805	16.681086	6.81%	3,524	2005
	13.859914	15.616805	12.68%	1,523	2004
	10.000000	13.859914	38.60%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.785197	12.519639	6.23%	0	2010
	10.000000	11.785197	17.85%	6,328	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.954337	15.804957	5.69%	0	2010
	12.181978	14.954337	22.76%	0	2009
	14.846990	12.181978	-17.95%	0	2008
	13.773618	14.846990	7.79%	0	2007
	12.760732	13.773618	7.94%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.388066	18.098364	4.08%	0	2010
	12.182412	17.388066	42.73%	0	2009
	22.380155	12.182412	-45.57%	0	2008
	16.758438	22.380155	33.55%	2,214	2007
	15.710899	16.758438	6.67%	210	2006
	14.278499	15.710899	10.03%	210	2005
	12.382203	14.278499	15.31%	210	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.183049	11.83%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.452638	26.219509	22.22%	0	2010
	12.255508	21.452638	75.04%	86	2009
	26.236627	12.255508	-53.29%	256	2008
	20.959542	26.236627	25.18%	123	2007
	14.615497	20.959542	43.41%	273	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.376752	38.344878	22.21%	0	2010
	17.925046	31.376752	75.04%	0	2009
	38.389251	17.925046	-53.31%	0	2008
	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.681045	6.81%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.975203	14.224723	9.63%	0	2010
	9.542948	12.975203	35.97%	620	2009
	15.491985	9.542948	-38.40%	5,521	2008
	14.276544	15.491985	8.51%	6,026	2007
	13.610137	14.276544	4.90%	7,099	2006
	13.357900	13.610137	1.89%	7,227	2005
	12.538735	13.357900	6.53%	7,188	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.833232	16.126041	8.72%	3,309	2010
	12.392403	14.833232	19.70%	4,744	2009
	18.850203	12.392403	-34.26%	5,868	2008
	17.925254	18.850203	5.16%	12,226	2007
	15.216368	17.925254	17.80%	10,741	2006
	14.620099	15.216368	4.08%	11,198	2005
	13.025451	14.620099	12.24%	5,644	2004
	10.000000	13.025451	30.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.548473	9.826937	2.92%	657	2010
	8.619490	9.548473	10.78%	1,454	2009
	10.185777	8.619490	-15.38%	5,322	2008
	9.946883	10.185777	2.40%	6,314	2007
	9.764882	9.946883	1.86%	6,276	2006
	9.846906	9.764882	-0.83%	4,992	2005
	9.995678	9.846906	-1.49%	2,577	2004
	10.000000	9.995678	-0.04%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.630901	12.429924	16.92%	0	2010
	8.859696	10.630901	19.99%	0	2009
	14.975331	8.859696	-40.84%	0	2008
	15.243514	14.975331	-1.76%	0	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.533280	15.051635	20.09%	0	2010
	9.755869	12.533280	28.47%	0	2009
	16.481860	9.755869	-40.81%	2,369	2008
	15.670271	16.481860	5.18%	4,252	2007
	14.098104	15.670271	11.15%	4,537	2006
	13.496185	14.098104	4.46%	3,846	2005
	12.188212	13.496185	10.73%	2,460	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.362426	13.673759	10.61%	387	2010
	10.000000	12.362426	23.62%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.933259	9.781789	9.50%	0	2010
	7.405025	8.933259	20.64%	3,970	2009
	10.787854	7.405025	-31.36%	3,970	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.091602	10.455502	3.61%	0	2010
	9.205400	10.091602	9.63%	0	2009
	10.448842	9.205400	-11.90%	0	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.910942	10.782936	8.80%	0	2010
	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.259444	9.542654	15.54%	838	2010
	6.088358	8.259444	35.66%	987	2009
	11.165468	6.088358	-45.47%	1,845	2008
	10.209164	11.165468	9.37%	1,868	2007
	10.000000	10.209164	2.09%	1,846	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.535100	8.174079	8.48%	0	2010
	5.898318	7.535100	27.75%	0	2009
	9.742939	5.898318	-39.46%	0	2008
	10.000000	9.742939	-2.57%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.976215	15.459013	10.61%	0	2010
	9.792993	13.976215	42.72%	0	2009
	13.912672	9.792993	-29.61%	0	2008
	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.360424	12.566358	10.62%	0	2010
	7.955693	11.360424	42.80%	0	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.590196	8.561080	12.79%	0	2010
	5.076314	7.590196	49.52%	0	2009
	10.000000	5.076314	-49.24%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.805641	9.427969	20.78%	0	2010
	6.083121	7.805641	28.32%	694	2009
	10.000000	6.083121	-39.17%	2,375	2008*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.976604	8.963415	12.37%	0	2010
	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.216039	9.946216	7.92%	0	2010
	7.868519	9.216039	17.13%	0	2009
	10.000000	7.868519	-21.31%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.679150	9.535070	9.86%	0	2010
	7.150952	8.679150	21.37%	0	2009
	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.955686	10.393550	4.40%	0	2010
	9.011472	9.955686	10.48%	0	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.948011	9.741351	8.87%	0	2010
	7.506482	8.948011	19.20%	0	2009
	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.401560	9.305852	10.76%	7,783	2010
	6.790204	8.401560	23.73%	7,783	2009
	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.485717	10.109999	6.58%	0	2010
	8.246084	9.485717	15.03%	0	2009
	10.000000	8.246084	-17.54%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.374687	10.828681	4.38%	0	2010
	9.773762	10.374687	6.15%	155	2009
	10.000000	9.773762	-2.26%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.130830	11.763273	5.68%	0	2010
	9.779546	11.130830	13.82%	0	2009
	10.000000	9.779546	-2.20%	0	2008*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.311970	35.478721	13.31%	0	2010
	19.641159	31.311970	59.42%	0	2009
	47.764617	19.641159	-58.88%	0	2008
	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.850081	21.354063	13.28%	0	2010
	11.824161	18.850081	59.42%	0	2009
	28.709434	11.824161	-58.81%	0	2008
	20.194833	28.709434	42.16%	0	2007
	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.393262	11.669486	2.42%	0	2010
	11.350338	11.393262	0.38%	490	2009
	10.779417	11.350338	5.30%	10,840	2008
	10.292093	10.779417	4.73%	3,682	2007
	10.187930	10.292093	1.02%	5,065	2006
	10.092398	10.187930	0.95%	4,117	2005
	9.998525	10.092398	0.94%	0	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.864350	7.582552	10.46%	0	2010
	5.424728	6.864350	26.54%	0	2009
	10.000000	5.424728	-45.75%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.073743	8.476116	4.98%	0	2010
	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.575520	16.332125	12.05%	424,053	2010
	11.721990	14.575520	24.34%	808,351	2009
	18.988244	11.721990	-38.27%	1,462,338	2008
	18.335248	18.988244	3.56%	1,730,891	2007
	16.048897	18.335248	14.25%	1,807,846	2006
	15.210756	16.048897	5.51%	1,907,909	2005
	13.646654	15.210756	11.46%	1,361,060	2004
	10.000000	13.646654	36.47%	5,230	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.464785	12.306842	7.34%	0	2010
	10.000000	11.464785	14.65%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.020578	13.163898	9.51%	0	2010
	10.000000	12.020578	20.21%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.547439	11.952821	3.51%	8,941	2010
	10.829416	11.547439	6.63%	24,148	2009
	11.788746	10.829416	-8.14%	48,454	2008
	11.445670	11.788746	3.00%	56,113	2007
	11.028581	11.445670	3.78%	58,614	2006
	10.920596	11.028581	0.99%	65,617	2005
	10.675292	10.920596	2.30%	26,627	2004
	10.000000	10.675292	6.75%	1,688	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.165290	14.273746	8.42%	235,936	2010
	11.305038	13.165290	16.46%	385,585	2009
	15.058439	11.305038	-24.93%	741,953	2008
	14.581696	15.058439	3.27%	971,975	2007
	13.395569	14.581696	8.85%	1,142,320	2006
	13.007846	13.395569	2.98%	1,179,336	2005
	12.148707	13.007846	7.07%	900,504	2004
	10.000000	12.148707	21.49%	87,035	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.102070	15.554198	10.30%	346,258	2010
	11.597705	14.102070	21.59%	597,569	2009
	17.293799	11.597705	-32.94%	993,163	2008
	16.668854	17.293799	3.75%	1,299,433	2007
	14.886787	16.668854	11.97%	1,429,537	2006
	14.222590	14.886787	4.67%	1,490,089	2005
	12.980195	14.222590	9.57%	1,140,530	2004
	10.000000	12.980195	29.80%	77,226	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.424366	13.179258	6.08%	27,054	2010
	11.094772	12.424366	11.98%	86,582	2009
	13.360214	11.094772	-16.96%	145,257	2008
	12.912800	13.360214	3.46%	187,341	2007
	12.183035	12.912800	5.99%	223,478	2006
	11.927596	12.183035	2.14%	239,252	2005
	11.386917	11.927596	4.75%	115,717	2004
	10.000000	11.386917	13.87%	32,186	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.542694	20.407894	23.36%	352	2010
	12.374975	16.542694	33.68%	905	2009
	19.926196	12.374975	-37.90%	3,699	2008
	18.954496	19.926196	5.13%	3,723	2007
	17.644672	18.954496	7.42%	3,872	2006
	16.101426	17.644672	9.58%	3,640	2005
	14.232843	16.101426	13.13%	3,314	2004
	10.000000	14.232843	42.33%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.944195	9.720467	-2.25%	8,796	2010
	10.168821	9.944195	-2.21%	21,141	2009
	10.193541	10.168821	-0.24%	22,448	2008
	9.952481	10.193541	2.42%	12,177	2007
	9.739697	9.952481	2.18%	12,395	2006
	9.704345	9.739697	0.36%	12,458	2005
	9.847816	9.704345	-1.46%	2,525	2004
	10.000000	9.847816	-1.52%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.626353	12.568101	8.10%	0	2010
	9.562503	11.626353	21.58%	0	2009
	11.827858	9.562503	-19.15%	0	2008
	11.566627	11.827858	2.26%	0	2007
	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004
	10.000000	10.849921	8.50%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.025138	8.927730	11.25%	0	2010
	6.031868	8.025138	33.05%	709	2009
	10.000000	6.031868	-39.68%	2,095	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.961266	14.451849	3.51%	0	2010
	11.028378	13.961266	26.59%	0	2009
	21.081183	11.028378	-47.69%	0	2008
	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.926964	10.271499	3.47%	0	2010
	7.842591	9.926964	26.58%	0	2009
	14.983816	7.842591	-47.66%	685	2008
	14.927872	14.983816	0.37%	1,000	2007
	12.475221	14.927872	19.66%	947	2006
	11.414522	12.475221	9.29%	628	2005
	10.000000	11.414522	14.15%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.920966	8.932070	12.76%	396	2010
	6.264498	7.920966	26.44%	466	2009
	10.000000	6.264498	-37.36%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.787385	8.582541	10.21%	6,766	2010
	6.252676	7.787385	24.54%	8,435	2009
	10.000000	6.252676	-37.47%	0	2008*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.648661	9.455697	23.63%	955	2010
	6.175408	7.648661	23.86%	2,448	2009
	10.000000	6.175408	-38.25%	732	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.488366	9.926538	16.94%	0	2010
	6.655774	8.488366	27.53%	404	2009
	10.000000	6.655774	-33.44%	1,541	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.146051	13.630768	22.29%	0	2010
	8.965269	11.146051	24.32%	0	2009
	17.155884	8.965269	-47.74%	0	2008
	16.030021	17.155884	7.02%	0	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.139114	19.953008	23.63%	0	2010
	13.118248	16.139114	23.03%	0	2009
	19.824037	13.118248	-33.83%	0	2008
	21.863580	19.824037	-9.33%	0	2007
	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004
	10.000000	16.621856	66.22%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.956493	19.494072	22.17%	0	2010
	12.142994	15.956493	31.40%	0	2009
	20.152532	12.142994	-39.74%	86	2008
	20.235659	20.152532	-0.41%	78	2007
	18.523315	20.235659	9.24%	265	2006
	16.917200	18.523315	9.49%	121	2005
	14.569685	16.917200	16.11%	0	2004
	10.000000	14.569685	45.70%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.974411	13.252999	10.68%	0	2010
	9.756608	11.974411	22.73%	3,187	2009
	17.095259	9.756608	-42.93%	4,358	2008
	16.211278	17.095259	5.45%	4,259	2007
	14.623648	16.211278	10.86%	4,501	2006
	13.975414	14.623648	4.64%	3,685	2005
	13.052629	13.975414	7.07%	2,771	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.077893	8.982112	26.90%	0	2010
	5.548014	7.077893	27.58%	0	2009
	10.000000	5.548014	-44.52%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.253900	10.265736	0.12%	2,392	2010
	9.793605	10.253900	4.70%	2,392	2009
	10.000000	9.793605	-2.06%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.214910	14.369507	8.74%	0	2010
	10.000000	13.214910	32.15%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.841565	13.621899	6.08%	13,284	2010
	10.000000	12.841565	28.42%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.838018	13.345750	3.95%	0	2010
	10.000000	12.838018	28.38%	547	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	13.029918	14.704272	12.85%	1,520	2010
	10.392120	13.029918	25.38%	4,467	2009
	16.934889	10.392120	-38.63%	11,985	2008
	17.790645	16.934889	-4.81%	14,423	2007
	15.748527	17.790645	12.97%	14,123	2006
	15.497598	15.748527	1.62%	13,932	2005
	13.540723	15.497598	14.45%	7,588	2004
	10.000000	13.540723	35.41%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.083757	13.662826	13.07%	0	2010
	8.869191	12.083757	36.24%	0	2009
	15.210864	8.869191	-41.69%	0	2008
	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.413930	20.826535	13.10%	0	2010
	13.517915	18.413930	36.22%	0	2009
	23.177337	13.517915	-41.68%	0	2008
	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.452830	2.739820	11.70%	0	2010
	1.984921	2.452830	23.57%	0	2009
	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.412611	3.817595	11.87%	0	2010
	2.771844	3.412611	23.12%	0	2009
	13.235262	2.771844	-79.06%	0	2008
	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.313104	13.941099	13.22%	1,503	2010
	9.841516	12.313104	25.11%	4,992	2009
	16.405148	9.841516	-40.01%	8,244	2008
	16.115779	16.405148	1.80%	10,901	2007
	14.365531	16.115779	12.18%	10,703	2006
	13.897389	14.365531	3.37%	9,318	2005
	13.025936	13.897389	6.69%	5,819	2004
	10.000000	13.025936	30.26%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.429893	19.763504	20.29%	0	2010
	12.279250	16.429893	33.80%	0	2009
	20.263408	12.279250	-39.40%	405	2008
	21.025158	20.263408	-3.62%	302	2007
	18.758181	21.025158	12.09%	341	2006
	17.489490	18.758181	7.25%	119	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.800810	11.547299	6.91%	0	2010
	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.879769	11.186479	2.82%	0	2010
	10.000000	10.879769	8.80%	223	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.818124	12.095334	11.81%	1,161	2010
	8.525513	10.818124	26.89%	1,190	2009
	14.227984	8.525513	-40.08%	1,378	2008
	15.492983	14.227984	-8.16%	1,431	2007
	13.673036	15.492983	13.31%	1,464	2006
	13.291895	13.673036	2.87%	1,495	2005
	12.237939	13.291895	8.61%	405	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.860665	14.907506	7.55%	0	2010
	11.377179	13.860665	21.83%	0	2009
	20.767014	11.377179	-45.22%	0	2008
	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.981831	15.329282	18.08%	0	2010
	8.102986	12.981831	60.21%	0	2009
	13.165195	8.102986	-38.45%	528	2008
	12.765218	13.165195	3.13%	528	2007
	12.385068	12.765218	3.07%	528	2006
	11.986914	12.385068	3.32%	528	2005
	11.675220	11.986914	2.67%	528	2004
	10.000000	11.675220	16.75%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.477157	4.77%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.133021	10.584401	4.45%	4,181	2010
	9.477206	10.133021	6.92%	5,191	2009
	10.827458	9.477206	-12.47%	7,338	2008
	10.528615	10.827458	2.84%	8,812	2007
	10.399944	10.528615	1.24%	9,028	2006
	10.235988	10.399944	1.60%	9,293	2005
	10.061769	10.235988	1.73%	3,613	2004
	10.000000	10.061769	0.62%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.538657	18.814298	7.27%	0	2010
	13.789680	17.538657	27.19%	0	2009
	16.592799	13.789680	-16.89%	0	2008
	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.89%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.738059	17.38%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.613155	15.630601	23.92%	0	2010
	8.453326	12.613155	49.21%	0	2009

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.026920	13.254416	10.21%	0	2010
	10.228659	12.026920	17.58%	0	2009
	17.654334	10.228659	-42.06%	0	2008
	17.234567	17.654334	2.44%	0	2007
	15.078192	17.234567	14.30%	0	2006
	14.754015	15.078192	2.20%	0	2005
	13.577608	14.754015	8.66%	0	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.221653	21.299863	23.68%	16,003	2010
	12.356226	17.221653	39.38%	11,028	2009
	19.684436	12.356226	-37.23%	2,269	2008
	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.634318	11.948668	2.70%	50,529	2010
	10.804542	11.634318	7.68%	44,904	2009
	11.237420	10.804542	-3.85%	27,786	2008
	10.505971	11.237420	6.96%	26,826	2007
	10.584599	10.505971	-0.74%	27,369	2006
	10.666402	10.584599	-0.77%	26,038	2005
	10.317953	10.666402	3.38%	10,152	2004
	10.000000	10.317953	3.18%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.221479	13.595653	11.24%	0	2010
	10.621401	12.221479	15.06%	0	2009
	16.656567	10.621401	-36.23%	0	2008
	17.125135	16.656567	-2.74%	0	2007
	15.004311	17.125135	14.13%	0	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.659979	13.553811	16.24%	1,006	2010
	9.194334	11.659979	26.82%	1,039	2009
	12.466537	9.194334	-26.25%	651	2008
	13.078908	12.466537	-4.68%	2,295	2007
	11.133943	13.078908	17.47%	0	2006
	10.000000	11.133943	11.34%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.990240	12.858100	7.24%	16,109	2010
	10.000000	11.990240	19.90%	8,435	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.125877	19.824469	22.94%	7,235	2010
	13.201674	16.125877	22.15%	7,181	2009
	19.559767	13.201674	-32.51%	13,098	2008
	20.154878	19.559767	-2.95%	4,851	2007
	18.029765	20.154878	11.79%	7,363	2006
	17.208156	18.029765	4.77%	1,858	2005
	14.450589	17.208156	19.08%	443	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.642499	14.147538	11.90%	20,230	2010
	10.266291	12.642499	23.15%	3,475	2009
	16.765403	10.266291	-38.77%	1,509	2008
	16.346335	16.765403	2.56%	1,509	2007
	14.521814	16.346335	12.56%	1,715	2006
	14.231683	14.521814	2.04%	1,509	2005
	13.200110	14.231683	7.81%	780	2004
	10.000000	13.200110	32.00%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.727560	14.305876	12.40%	23,488	2010
	10.657988	12.727560	19.42%	21,418	2009
	15.522995	10.657988	-31.34%	8,910	2008
	14.871448	15.522995	4.38%	10,509	2007
	13.097671	14.871448	13.54%	11,610	2006
	12.874963	13.097671	1.73%	8,270	2005
	12.574887	12.874963	2.39%	11,293	2004
	10.000000	12.574887	25.75%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	10.022295	12.809584	27.81%	0	2010
	8.156780	10.022295	22.87%	0	2009
	13.417089	8.156780	-39.21%	0	2008
	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.323344	13.606268	10.41%	0	2010
	11.136185	12.323344	10.66%	0	2009
	16.206899	11.136185	-31.29%	0	2008
	15.131593	16.206899	7.11%	0	2007
	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.203228	11.852145	5.79%	1,685	2010
	9.543325	11.203228	17.39%	1,551	2009
	10.566036	9.543325	-9.68%	1,545	2008
	10.287329	10.566036	2.71%	11,365	2007
	10.131702	10.287329	1.54%	1,470	2006
	10.268223	10.131702	-1.33%	1,130	2005
	10.172250	10.268223	0.94%	1,222	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.673684	11.736660	9.96%	0	2010
	8.813630	10.673684	21.10%	0	2009
	12.055503	8.813630	-26.89%	0	2008
	11.382194	12.055503	5.92%	0	2007
	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.571990	11.809038	11.70%	32,606	2010
	8.417740	10.571990	25.59%	3,443	2009
	12.821849	8.417740	-34.35%	1,216	2008
	11.935664	12.821849	7.42%	1,216	2007
	10.935802	11.935664	9.14%	0	2006
	10.000000	10.935802	9.36%	0	2005*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.327628	11.693674	13.23%	5,756	2010
	8.058275	10.327628	28.16%	0	2009
	13.340761	8.058275	-39.60%	0	2008
	12.294282	13.340761	8.51%	0	2007
	11.142720	12.294282	10.33%	0	2006
	10.000000	11.142720	11.43%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.854785	16.129558	16.42%	17,606	2010
	9.609469	13.854785	44.18%	17,835	2009
	21.573326	9.609469	-55.46%	14,580	2008
	15.163091	21.573326	42.28%	12,217	2007
	13.307881	15.163091	13.94%	9,660	2006
	10.000000	13.307881	33.08%	989	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.538662	14.077935	12.28%	29,395	2010
	9.881046	12.538662	26.90%	25,449	2009
	17.686113	9.881046	-44.13%	22,395	2008
	17.877300	17.686113	-1.07%	22,687	2007
	15.256422	17.877300	17.18%	20,029	2006
	14.790610	15.256422	3.15%	12,938	2005
	13.609869	14.790610	8.68%	5,405	2004
	10.000000	13.609869	36.10%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.841618	14.330246	21.02%	36,122	2010
	9.471628	11.841618	25.02%	8,786	2009
	18.399897	9.471628	-48.52%	10,165	2008
	14.870760	18.399897	23.73%	11,409	2007
	14.281288	14.870760	4.13%	10,138	2006
	13.854142	14.281288	3.08%	5,893	2005
	13.750936	13.854142	0.75%	4,436	2004
	10.000000	13.750936	37.51%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.412454	11.991605	5.07%	50,496	2010
	10.116151	11.412454	12.81%	44,991	2009
	10.725576	10.116151	-5.68%	29,903	2008
	10.548602	10.725576	1.68%	56,577	2007
	10.367395	10.548602	1.75%	16,288	2006
	10.413473	10.367395	-0.44%	6,642	2005
	10.229990	10.413473	1.79%	4,503	2004
	10.000000	10.229990	2.30%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.927699	25.032679	25.62%	35,285	2010
	14.594916	19.927699	36.54%	27,169	2009
	24.736512	14.594916	-41.00%	14,242	2008
	21.954539	24.736512	12.67%	11,214	2007
	19.990528	21.954539	9.82%	7,081	2006
	17.336262	19.990528	15.31%	3,049	2005
	14.234449	17.336262	21.79%	809	2004
	10.000000	14.234449	42.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.765403	18.481626	10.24%	0	2010
	13.595396	16.765403	23.32%	0	2009
	24.832533	13.595396	-45.25%	0	2008
	21.716874	24.832533	14.35%	0	2007
	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.304309	12.461106	10.23%	25,657	2010
	9.168371	11.304309	23.30%	26,046	2009
	16.742107	9.168371	-45.24%	23,272	2008
	14.640636	16.742107	14.35%	24,815	2007
	12.718704	14.640636	15.11%	23,830	2006
	10.962580	12.718704	16.02%	12,754	2005
	10.000000	10.962580	9.63%	14,335	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.687288	19.363613	23.44%	90	2010
	10.217220	15.687288	53.54%	90	2009
	21.469174	10.217220	-52.41%	90	2008
	20.843249	21.469174	3.00%	90	2007
	18.388802	20.843249	13.35%	90	2006
	18.374502	18.388802	0.08%	0	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.192119	11.219787	10.08%	7,229	2010
	7.693418	10.192119	32.48%	6,457	2009
	11.194646	7.693418	-31.28%	5,643	2008
	11.044680	11.194646	1.36%	6,229	2007
	10.000000	11.044680	10.45%	2,064	2006*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.735864	15.011971	17.87%	28,735	2010
	11.108969	12.735864	14.64%	30,236	2009
	15.597923	11.108969	-28.78%	30,146	2008
	16.408204	15.597923	-4.94%	31,920	2007
	14.338212	16.408204	14.44%	32,199	2006
	14.188607	14.338212	1.05%	32,983	2005
	13.083537	14.188607	8.45%	20,480	2004
	10.000000	13.083537	30.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.537081	20.717010	25.28%	11,227	2010
	13.105461	16.537081	26.18%	15,318	2009
	20.026926	13.105461	-34.56%	11,854	2008
	21.000927	20.026926	-4.64%	9,942	2007
	18.373806	21.000927	14.30%	15,836	2006
	17.289265	18.373806	6.27%	6,028	2005
	14.300269	17.289265	20.90%	4,165	2004
	10.000000	14.300269	43.00%	496	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.339673	8.983478	7.72%	8,891	2010
	6.553439	8.339673	27.26%	6,085	2009
	10.000000	6.553439	-34.47%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.480849	17.774151	14.81%	11,266	2010
	9.178418	15.480849	68.67%	12,402	2009
	19.850900	9.178418	-53.76%	7,623	2008
	15.789451	19.850900	25.72%	11,434	2007
	12.608573	15.789451	25.23%	15,084	2006
	10.000000	12.608573	26.09%	1,227	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.780013	18.831763	5.92%	0	2010
	13.279480	17.780013	33.89%	0	2009
	22.798165	13.279480	-41.75%	0	2008
	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	859	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.869360	13.630637	5.92%	38,474	2010
	9.600976	12.869360	34.04%	41,101	2009
	16.486849	9.600976	-41.77%	56,451	2008
	14.618971	16.486849	12.78%	56,912	2007
	12.318381	14.618971	18.68%	48,559	2006
	11.447566	12.318381	7.61%	33,586	2005
	10.000000	11.447566	14.48%	17,029	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.000466	15.645548	11.75%	7,122	2010
	12.073830	14.000466	15.96%	6,977	2009
	11.635851	12.073830	3.76%	4,542	2008
	10.727678	11.635851	8.47%	5,338	2007
	9.729853	10.727678	10.26%	1,988	2006
	10.000000	9.729853	-2.70%	799	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.296497	2.96%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.270121	12.70%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.924616	12.296510	12.56%	1,154	2010
	9.262697	10.924616	17.94%	1,642	2009
	16.525352	9.262697	-43.95%	2,678	2008
	15.140132	16.525352	9.15%	5,438	2007
	14.610497	15.140132	3.63%	107	2006
	13.772007	14.610497	6.09%	0	2005
	13.256686	13.772007	3.89%	1,325	2004
	10.000000	13.256686	32.57%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.640628	16.946464	15.75%	14,005	2010
	10.553738	14.640628	38.72%	14,179	2009
	20.432222	10.553738	-48.35%	12,443	2008
	18.920139	20.432222	7.99%	10,169	2007
	16.656569	18.920139	13.59%	9,654	2006
	15.601818	16.656569	6.76%	4,164	2005
	13.853695	15.601818	12.62%	4,145	2004
	10.000000	13.853695	38.54%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.781172	12.508963	6.18%	13,653	2010
	10.000000	11.781172	17.81%	8,073	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.901852	15.741438	5.63%	0	2010
	12.145432	14.901852	22.70%	0	2009
	14.810019	12.145432	-17.99%	0	2008
	13.746388	14.810019	7.74%	0	2007
	12.742004	13.746388	7.88%	0	2006
	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.327037	18.025613	4.03%	13,316	2010
	12.145867	17.327037	42.66%	5,936	2009
	22.324473	12.145867	-45.59%	7,536	2008
	16.725332	22.324473	33.48%	2,934	2007
	15.687863	16.725332	6.61%	2,563	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.179263	11.79%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.390556	26.130275	22.16%	13,083	2010
	12.226299	21.390556	74.96%	8,446	2009
	26.187552	12.226299	-53.31%	14,384	2008
	20.931098	26.187552	25.11%	9,284	2007
	14.603102	20.931098	43.33%	7,569	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.266522	38.190662	22.15%	0	2010
	17.871206	31.266522	74.95%	0	2009
	38.293639	17.871206	-53.33%	0	2008
	30.620244	38.293639	25.06%	0	2007
	21.372724	30.620244	43.27%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.677419	6.77%	815	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.929647	14.167527	9.57%	8,139	2010
	9.514304	12.929647	35.90%	8,802	2009
	15.453408	9.514304	-38.43%	10,065	2008
	14.248328	15.453408	8.46%	11,707	2007
	13.590161	14.248328	4.84%	11,979	2006
	13.345092	13.590161	1.84%	10,447	2005
	12.533128	13.345092	6.48%	9,241	2004
	10.000000	12.533128	25.33%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.781145	16.061210	8.66%	28,756	2010
	12.355204	14.781145	19.63%	25,540	2009
	18.803264	12.355204	-34.29%	13,029	2008
	17.889816	18.803264	5.11%	13,976	2007
	15.194031	17.889816	17.74%	9,431	2006
	14.606086	15.194031	4.03%	2,118	2005
	13.019620	14.606086	12.19%	157	2004
	10.000000	13.019620	30.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.514932	9.787414	2.86%	50,549	2010
	8.593607	9.514932	10.72%	50,145	2009
	10.160396	8.593607	-15.42%	18,564	2008
	9.927203	10.160396	2.35%	36,230	2007
	9.750532	9.927203	1.81%	14,248	2006
	9.837446	9.750532	-0.88%	5,345	2005
	9.991187	9.837446	-1.54%	3,309	2004
	10.000000	9.991187	-0.09%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.593558	12.379929	16.86%	649	2010
	8.833096	10.593558	19.93%	718	2009
	14.938033	8.833096	-40.87%	925	2008
	15.213377	14.938033	-1.81%	1,053	2007
	14.793639	15.213377	2.84%	992	2006
	14.714497	14.793639	0.54%	982	2005
	13.461934	14.714497	9.30%	412	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.490608	14.992720	20.03%	2,653	2010
	9.727621	12.490608	28.40%	3,735	2009
	16.442567	9.727621	-40.84%	3,504	2008
	15.640952	16.442567	5.13%	31,465	2007
	14.078903	15.640952	11.09%	18,666	2006
	13.484673	14.078903	4.41%	3,564	2005
	12.184056	13.484673	10.67%	1,001	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.358219	13.662112	10.55%	35,099	2010
	10.000000	12.358219	23.58%	10,782	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.916511	9.758453	9.44%	205,552	2010
	7.394927	8.916511	20.58%	100,653	2009
	10.778659	7.394927	-31.39%	41,194	2008
	10.395373	10.778659	3.69%	39,032	2007
	10.000000	10.395373	3.95%	21,097	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.072682	10.430566	3.55%	56,791	2010
	9.192839	10.072682	9.57%	27,687	2009
	10.439925	9.192839	-11.95%	8,755	2008
	10.377569	10.439925	0.60%	4,113	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.892359	10.757205	8.74%	22,632	2010
	7.150385	9.892359	38.35%	18,622	2009
	11.927430	7.150385	-40.05%	11,583	2008
	10.676121	11.927430	11.72%	9,277	2007
	10.000000	10.676121	6.76%	8,460	2006*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.243944	9.519878	15.48%	63,388	2010
	6.080041	8.243944	35.59%	61,314	2009
	11.155936	6.080041	-45.50%	39,128	2008
	10.205698	11.155936	9.31%	34,966	2007
	10.000000	10.205698	2.06%	17,311	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.524809	8.158742	8.42%	123,701	2010
	5.893277	7.524809	27.68%	85,611	2009
	9.739606	5.893277	-39.49%	29,413	2008
	10.000000	9.739606	-2.60%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.927132	15.396839	10.55%	180	2010
	9.763592	13.927132	42.64%	180	2009
	13.878013	9.763592	-29.65%	180	2008
	13.774706	13.878013	0.75%	180	2007
	12.746458	13.774706	8.07%	180	2006
	12.742365	12.746458	0.03%	457	2005
	11.846198	12.742365	7.57%	599	2004
	10.000000	11.846198	18.46%	559	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.333336	12.529979	10.56%	15,216	2010
	7.940779	11.333336	42.72%	6,982	2009
	11.304100	7.940779	-29.75%	3,356	2008
	11.216305	11.304100	0.78%	4,774	2007
	10.379470	11.216305	8.06%	3,345	2006
	10.000000	10.379470	3.79%	3,018	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.583732	8.549414	12.73%	21,912	2010
	5.074574	7.583732	49.45%	21,107	2009
	10.000000	5.074574	-49.25%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.798987	9.415105	20.72%	16,690	2010
	6.081035	7.798987	28.25%	23,219	2009
	10.000000	6.081035	-39.19%	27,120	2008*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.969799	8.951193	12.31%	0	2010
	6.313982	7.969799	26.22%	382	2009
	10.000000	6.313982	-36.86%	1,520	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.208171	9.932656	7.87%	64,591	2010
	7.865828	9.208171	17.07%	41,548	2009
	10.000000	7.865828	-21.34%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.671740	9.522066	9.81%	502,345	2010
	7.148507	8.671740	21.31%	406,609	2009
	10.000000	7.148507	-28.51%	140,822	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.947199	10.379376	4.34%	42,716	2010
	9.008401	9.947199	10.42%	557	2009
	10.000000	9.008401	-9.92%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.940378	9.728060	8.81%	303,689	2010
	7.503919	8.940378	19.14%	120,546	2009
	10.000000	7.503919	-24.96%	7,180	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.394383	9.293142	10.71%	103,496	2010
	6.787876	8.394383	23.67%	61,973	2009
	10.000000	6.787876	-32.12%	53,830	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.477613	10.096214	6.53%	56,067	2010
	8.243260	9.477613	14.97%	52,953	2009
	10.000000	8.243260	-17.57%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.365838	10.813910	4.32%	7,226	2010
	9.770424	10.365838	6.09%	6,572	2009
	10.000000	9.770424	-2.30%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.121340	11.747246	5.63%	15,573	2010
	9.776210	11.121340	13.76%	12,059	2009
	10.000000	9.776210	-2.24%	0	2008*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.202039	35.336122	13.25%	0	2010
	19.582226	31.202039	59.34%	0	2009
	47.645783	19.582226	-58.90%	0	2008
	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.795548	21.281426	13.23%	12,289	2010
	11.795989	18.795548	59.34%	11,909	2009
	28.655761	11.795989	-58.84%	6,919	2008
	20.167432	28.655761	42.09%	10,988	2007
	15.115197	20.167432	33.42%	10,126	2006
	11.676345	15.115197	29.45%	389	2005
	10.000000	11.676345	16.76%	148	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.353241	11.622557	2.37%	14,959	2010
	11.316250	11.353241	0.33%	22,665	2009
	10.752526	11.316250	5.24%	24,671	2008
	10.271709	10.752526	4.68%	94,454	2007
	10.172939	10.271709	0.97%	12,621	2006
	10.082699	10.172939	0.89%	3,085	2005
	9.994036	10.082699	0.89%	2,037	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.858499	7.572217	10.41%	21,336	2010
	5.422874	6.858499	26.47%	7,895	2009
	10.000000	5.422874	-45.77%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.058595	8.455900	4.93%	644	2010
	6.413474	8.058595	25.65%	701	2009
	11.535449	6.413474	-44.40%	701	2008
	10.794987	11.535449	6.86%	2,209	2007
	10.000000	10.794987	7.95%	3,750	2006*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.524317	16.266448	11.99%	74,995	2010
	11.686794	14.524317	24.28%	69,466	2009
	18.940954	11.686794	-38.30%	65,023	2008
	18.299007	18.940954	3.51%	65,033	2007
	16.025349	18.299007	14.19%	37,801	2006
	15.196187	16.025349	5.46%	3,655	2005
	13.640553	15.196187	11.40%	3,655	2004
	10.000000	13.640553	36.41%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.460873	12.296361	7.29%	10,188	2010
	10.000000	11.460873	14.61%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.016478	13.152685	9.46%	50,685	2010
	10.000000	12.016478	20.16%	7,055	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.506906	11.904769	3.46%	38,226	2010
	10.796914	11.506906	6.58%	17,613	2009
	11.759376	10.796914	-8.18%	0	2008
	11.423014	11.759376	2.94%	0	2007
	11.012370	11.423014	3.73%	0	2006
	10.910111	11.012370	0.94%	0	2005
	10.670507	10.910111	2.25%	0	2004
	10.000000	10.670507	6.71%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.119027	14.216316	8.36%	211,782	2010
	11.271078	13.119027	16.40%	163,111	2009
	15.020895	11.271078	-24.96%	72,194	2008
	14.552819	15.020895	3.22%	136,162	2007
	13.375868	14.552819	8.80%	73,889	2006
	12.995346	13.375868	2.93%	30,935	2005
	12.143248	12.995346	7.02%	16,762	2004
	10.000000	12.143248	21.43%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.052561	15.491667	10.24%	84,847	2010
	11.562898	14.052561	21.53%	90,659	2009
	17.250735	11.562898	-32.97%	80,366	2008
	16.635903	17.250735	3.70%	83,193	2007
	14.864940	16.635903	11.91%	68,774	2006
	14.208967	14.864940	4.62%	58,191	2005
	12.974386	14.208967	9.52%	33,983	2004
	10.000000	12.974386	29.74%	707	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.380722	13.126252	6.02%	75,826	2010
	11.061455	12.380722	11.93%	52,219	2009
	13.326911	11.061455	-17.00%	18,795	2008
	12.887234	13.326911	3.41%	44,863	2007
	12.165117	12.887234	5.94%	31,788	2006
	11.916137	12.165117	2.09%	26,865	2005
	11.381802	11.916137	4.69%	26,945	2004
	10.000000	11.381802	13.82%	1,133	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.484590	20.325826	23.30%	10,821	2010
	12.337819	16.484590	33.61%	10,946	2009
	19.876563	12.337819	-37.93%	15,091	2008
	18.917010	19.876563	5.07%	12,852	2007
	17.618761	18.917010	7.37%	13,913	2006
	16.085989	17.618761	9.53%	2,996	2005
	14.226488	16.085989	13.07%	462	2004
	10.000000	14.226488	42.26%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.909073	9.681179	-2.30%	109,239	2010
	10.138094	9.909073	-2.26%	89,343	2009
	10.167942	10.138094	-0.29%	125,689	2008
	9.932596	10.167942	2.37%	50,234	2007
	9.725197	9.932596	2.13%	1,852	2006
	9.694844	9.725197	0.31%	3,671	2005
	9.843208	9.694844	-1.51%	9,917	2004
	10.000000	9.843208	-1.57%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.585507	12.517550	8.04%	10,632	2010
	9.533781	11.585507	21.52%	6,531	2009
	11.798369	9.533781	-19.19%	1,356	2008
	11.543724	11.798369	2.21%	10,174	2007
	11.269480	11.543724	2.43%	1,908	2006
	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.018277	8.915532	11.19%	17,436	2010
	6.029803	8.018277	32.98%	23,971	2009
	10.000000	6.029803	-39.70%	25,635	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.913691	14.395253	3.46%	0	2010
	10.996427	13.913691	26.53%	0	2009
	21.030912	10.996427	-47.71%	0	2008
	20.961096	21.030912	0.33%	0	2007
	17.526693	20.961096	19.60%	0	2006
	16.046770	17.526693	9.22%	0	2005
	13.687034	16.046770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.898230	10.236539	3.42%	40,357	2010
	7.823905	9.898230	26.51%	36,091	2009
	14.955775	7.823905	-47.69%	35,402	2008
	14.907610	14.955775	0.32%	35,818	2007
	12.464647	14.907610	19.60%	30,367	2006
	11.410668	12.464647	9.24%	16,477	2005
	10.000000	11.410668	14.11%	12,196	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.914192	8.919870	12.71%	36,679	2010
	6.262350	7.914192	26.38%	17,397	2009
	10.000000	6.262350	-37.38%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.780740	8.570841	10.15%	26,905	2010
	6.250529	7.780740	24.48%	16,164	2009
	10.000000	6.250529	-37.49%	0	2008*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.642125	9.442793	23.56%	28,770	2010
	6.173291	7.642125	23.79%	34,282	2009
	10.000000	6.173291	-38.27%	8,622	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.481138	9.913010	16.88%	19,369	2010
	6.653502	8.481138	27.47%	23,706	2009
	10.000000	6.653502	-33.46%	18,712	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.106900	13.575955	22.23%	680	2010
	8.938350	11.106900	24.26%	680	2009
	17.113159	8.938350	-47.77%	564	2008
	15.998343	17.113159	6.97%	355	2007
	15.899389	15.998343	0.62%	1,118	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.082411	19.872760	23.57%	4,726	2010
	13.078860	16.082411	22.96%	7,321	2009
	19.774663	13.078860	-33.86%	8,061	2008
	21.820354	19.774663	-9.38%	3,487	2007
	19.071913	21.820354	14.41%	7,122	2006
	18.991325	19.071913	0.42%	1,713	2005
	16.614418	18.991325	14.31%	1,666	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.900436	19.415660	22.11%	15,293	2010
	12.106536	15.900436	31.34%	8,098	2009
	20.102337	12.106536	-39.78%	12,201	2008
	20.195647	20.102337	-0.46%	9,436	2007
	18.496109	20.195647	9.19%	10,773	2006
	16.900974	18.496109	9.44%	5,170	2005
	14.563156	16.900974	16.05%	5,434	2004
	10.000000	14.563156	45.63%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.932366	13.199707	10.62%	11,059	2010
	9.727310	11.932366	22.67%	15,789	2009
	17.052689	9.727310	-42.96%	19,415	2008
	16.179237	17.052689	5.40%	23,716	2007
	14.602188	16.179237	10.80%	13,564	2006
	13.962018	14.602188	4.59%	1,167	2005
	13.046787	13.962018	7.01%	0	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.071839	8.969846	26.84%	27,584	2010
	5.546102	7.071839	27.51%	28,982	2009
	10.000000	5.546102	-44.54%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.245163	10.251736	0.06%	9,081	2010
	9.790268	10.245163	4.65%	7,684	2009
	10.000000	9.790268	-2.10%	1,033	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.210402	14.357267	8.68%	5,261	2010
	10.000000	13.210402	32.10%	4,405	2009

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.837189	13.610303	6.02%	49,566	2010
	10.000000	12.837189	28.37%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.833644	13.334389	3.90%	23,215	2010
	10.000000	12.833644	28.34%	27,021	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.984174	14.645164	12.79%	29,906	2010
	10.360937	12.984174	25.32%	29,575	2009
	16.892731	10.360937	-38.67%	31,120	2008
	17.755498	16.892731	-4.86%	42,965	2007
	15.725424	17.755498	12.91%	36,809	2006
	15.482762	15.725424	1.57%	24,217	2005
	13.534669	15.482762	14.39%	14,486	2004
	10.000000	13.534669	35.35%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.048779	13.616322	13.01%	5,596	2010
	8.848051	12.048779	36.17%	5,594	2009
	15.182394	8.848051	-41.72%	4,511	2008
	14.653968	15.182394	3.61%	5,611	2007
	12.775168	14.653968	14.71%	5,454	2006
	11.464515	12.775168	11.43%	3,431	2005
	10.000000	11.464515	14.65%	1,290	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.349276	20.742794	13.04%	0	2010
	13.477338	18.349276	36.15%	0	2009
	23.119610	13.477338	-41.71%	0	2008
	22.310173	23.119610	3.63%	0	2007
	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.449473	2.734654	11.64%	4,373	2010
	1.983217	2.449473	23.51%	4,373	2009
	9.499943	1.983217	-79.12%	2,772	2008
	10.000000	9.499943	-5.00%	313	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.400618	3.802225	11.81%	0	2010
	2.763512	3.400618	23.05%	0	2009
	13.202261	2.763512	-79.07%	0	2008
	13.578458	13.202261	-2.77%	997	2007
	12.723332	13.578458	6.72%	1,206	2006
	12.766047	12.723332	-0.33%	815	2005
	12.017205	12.766047	6.23%	698	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.269861	13.885036	13.16%	14,116	2010
	9.811972	12.269861	25.05%	18,327	2009
	16.364280	9.811972	-40.04%	19,339	2008
	16.083909	16.364280	1.74%	24,332	2007
	14.344443	16.083909	12.13%	17,418	2006
	13.884059	14.344443	3.32%	1,116	2005
	13.020103	13.884059	6.64%	0	2004
	10.000000	13.020103	30.20%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.372203	19.684041	20.23%	4,086	2010
	12.242398	16.372203	33.73%	4,554	2009
	20.212960	12.242398	-39.43%	8,374	2008
	20.983612	20.212960	-3.67%	8,212	2007
	18.730671	20.983612	12.03%	8,601	2006
	17.472746	18.730671	7.20%	36	2005
	15.005824	17.472746	16.44%	31	2004
	10.000000	15.005824	50.06%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.797116	11.537443	6.86%	482	2010
	10.000000	10.797116	7.97%	482	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.876049	11.176939	2.77%	32,012	2010
	10.000000	10.876049	8.76%	22,392	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.781286	12.047990	11.75%	0	2010
	8.500834	10.781286	26.83%	0	2009
	14.194062	8.500834	-40.11%	0	2008
	15.464005	14.194062	-8.21%	0	2007
	13.654420	15.464005	13.25%	0	2006
	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.813432	14.849104	7.50%	0	2010
	11.344216	13.813432	21.77%	0	2009
	20.717476	11.344216	-45.24%	0	2008
	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.937627	15.269272	18.02%	0	2010
	8.079521	12.937627	60.13%	0	2009
	13.133811	8.079521	-38.48%	0	2008
	12.741344	13.133811	3.08%	0	2007
	12.368215	12.741344	3.02%	0	2006
	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.473605	4.74%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.098488	10.542938	4.40%	9,664	2010
	9.449749	10.098488	6.87%	9,626	2009
	10.801613	9.449749	-12.52%	15,705	2008
	10.508882	10.801613	2.79%	37,117	2007
	10.385759	10.508882	1.19%	13,289	2006
	10.227246	10.385759	1.55%	1,194	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.475981	18.737473	7.22%	0	2010
	13.747430	17.475981	27.12%	0	2009
	16.550435	13.747430	-16.94%	0	2008
	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.734085	17.34%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.580117	15.581694	23.86%	10,975	2010
	8.435497	12.580117	49.13%	9,448	2009

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.984654	13.201085	10.15%	0	2010
	10.197941	11.984654	17.52%	0	2009
	17.610360	10.197941	-42.09%	178	2008
	17.200484	17.610360	2.38%	178	2007
	15.056052	17.200484	14.24%	178	2006
	14.739868	15.056052	2.15%	178	2005
	13.571529	14.739868	8.61%	178	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.161136	21.214186	23.62%	7,921	2010
	12.319109	17.161136	39.31%	3,671	2009
	19.635378	12.319109	-37.26%	3,443	2008
	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.592697	11.899828	2.65%	67,238	2010
	10.771404	11.592697	7.62%	49,281	2009
	11.208694	10.771404	-3.90%	48,452	2008
	10.484510	11.208694	6.91%	5,832	2007
	10.568371	10.484510	-0.79%	2,645	2006
	10.655487	10.568371	-0.82%	2,479	2005
	10.312673	10.655487	3.32%	0	2004
	10.000000	10.312673	3.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.178528	13.540946	11.19%	0	2010
	10.589505	12.178528	15.01%	0	2009
	16.615074	10.589505	-36.27%	0	2008
	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*
	10.000000	11.182886	11.83%	0	2004*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.632166	13.514572	16.18%	19,651	2010
	9.177100	11.632166	26.75%	23,523	2009
	12.449547	9.177100	-26.29%	23,401	2008
	13.067810	12.449547	-4.73%	16,806	2007
	11.130171	13.067810	17.41%	3,837	2006
	10.000000	11.130171	11.30%	3,454	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.986146	12.847133	7.18%	0	2010
	10.000000	11.986146	19.86%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.069221	19.744723	22.87%	30,257	2010
	13.162024	16.069221	22.09%	3,138	2009
	19.511021	13.162024	-32.54%	2,710	2008
	20.115008	19.511021	-3.00%	567	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.598052	14.090582	11.85%	3,835	2010
	10.235430	12.598052	23.08%	4,820	2009
	16.723589	10.235430	-38.80%	4,777	2008
	16.313974	16.723589	2.51%	3,552	2007
	14.500481	16.313974	12.51%	4,607	2006
	14.218015	14.500481	1.99%	3,698	2005
	13.194190	14.218015	7.76%	1,916	2004
	10.000000	13.194190	31.94%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.682796	14.248269	12.34%	14,005	2010
	10.625956	12.682796	19.36%	2,140	2009
	15.484277	10.625956	-31.38%	3,618	2008
	14.842000	15.484277	4.33%	2,303	2007
	13.078414	14.842000	13.48%	3,435	2006
	12.862598	13.078414	1.68%	2,454	2005
	12.569236	12.862598	2.33%	733	2004
	10.000000	12.569236	25.69%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.987081	12.758061	27.75%	0	2010
	8.132281	9.987081	22.81%	0	2009
	13.383655	8.132281	-39.24%	0	2008
	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.280037	13.551526	10.35%	0	2010
	11.102725	12.280037	10.60%	0	2009
	16.166502	11.102725	-31.32%	0	2008
	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.163853	11.804436	5.74%	471	2010
	9.514651	11.163853	17.33%	861	2009
	10.539678	9.514651	-9.73%	3,393	2008
	10.266953	10.539678	2.66%	861	2007
	10.116795	10.266953	1.48%	712	2006
	10.258337	10.116795	-1.38%	752	2005
	10.167671	10.258337	0.89%	293	2004
	10.000000	10.167671	1.68%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.648227	11.702681	9.90%	19,781	2010
	8.797094	10.648227	21.04%	43,740	2009
	12.039071	8.797094	-26.93%	43,765	2008
	11.372528	12.039071	5.86%	43,997	2007
	10.627320	11.372528	7.01%	47,055	2006
	10.000000	10.627320	6.27%	24,118	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.546772	11.774845	11.64%	46,790	2010
	8.401962	10.546772	25.53%	56,736	2009
	12.804368	8.401962	-34.38%	57,703	2008
	11.925522	12.804368	7.37%	60,634	2007
	10.932085	11.925522	9.09%	62,266	2006
	10.000000	10.932085	9.32%	53,633	2005*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.302965	11.659781	13.17%	20,375	2010
	8.043137	10.302965	28.10%	32,716	2009
	13.322549	8.043137	-39.63%	37,567	2008
	12.283828	13.322549	8.46%	38,269	2007
	11.138935	12.283828	10.28%	38,846	2006
	10.000000	11.138935	11.39%	18,721	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.821692	16.082808	16.36%	0	2010
	9.591436	13.821692	44.10%	0	2009
	21.543912	9.591436	-55.48%	0	2008
	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.494586	14.021290	12.22%	32,410	2010
	9.851363	12.494586	26.83%	20,872	2009
	17.642038	9.851363	-44.16%	22,086	2008
	17.841935	17.642038	-1.12%	18,759	2007
	15.234015	17.841935	17.12%	12,531	2006
	14.776419	15.234015	3.10%	12095	2005
	13.603772	14.776419	8.62%	771	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.799969	14.272534	20.95%	4,337	2010
	9.443148	11.799969	24.96%	3,069	2009
	18.354004	9.443148	-48.55%	2,857	2008
	14.841311	18.354004	23.67%	1,791	2007
	14.260291	14.841311	4.07%	1,326	2006
	13.840838	14.260291	3.03%	1236	2005
	13.744768	13.840838	0.70%	360	2004
	10.000000	13.744768	37.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.372363	11.943367	5.02%	1,202,299	2010
	10.085775	11.372363	12.76%	1,758,339	2009
	10.698836	10.085775	-5.73%	1,717,061	2008
	10.527722	10.698836	1.63%	1,751,302	2007
	10.352158	10.527722	1.70%	813,654	2006
	10.403467	10.352158	-0.49%	59399	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.857680	24.931965	25.55%	37,042	2010
	14.551074	19.857680	36.47%	40,691	2009
	24.674874	14.551074	-41.03%	39,226	2008
	21.911113	24.674874	12.61%	19,325	2007
	19.961162	21.911113	9.77%	11,669	2006
	17.319629	19.961162	15.25%	7062	2005
	14.228073	17.319629	21.73%	749	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.706489	18.407275	10.18%	0	2010
	13.554576	16.706489	23.25%	0	2009
	24.770690	13.554576	-45.28%	0	2008
	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.271565	12.418659	10.18%	20,031	2010
	9.146498	11.271565	23.23%	20,132	2009
	16.710756	9.146498	-45.27%	19,396	2008
	14.620747	16.710756	14.29%	8,168	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.632125	19.285662	23.37%	328	2010
	10.186508	15.632125	53.46%	520	2009
	21.415648	10.186508	-52.43%	662	2008
	20.801986	21.415648	2.95%	1,073	2007
	18.361767	20.801986	13.29%	2,663	2006
	18.356870	18.361767	0.03%	2,664	2005
	16.513232	18.356870	11.16%	1,779	2004
	10.000000	16.513232	65.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.172991	11.193004	10.03%	8,601	2010
	7.682907	10.172991	32.41%	9,175	2009
	11.185080	7.682907	-31.31%	18,280	2008
	11.040930	11.185080	1.31%	19,588	2007
	10.000000	11.040930	10.41%	16,381	2006*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.691092	14.951559	17.81%	3,291	2010
	11.075583	12.691092	14.59%	10,919	2009
	15.559038	11.075583	-28.82%	13,497	2008
	16.375723	15.559038	-4.99%	17,379	2007
	14.317130	16.375723	14.38%	22,641	2006
	14.174982	14.317130	1.00%	22,736	2005
	13.077676	14.174982	8.39%	4,317	2004
	10.000000	13.077676	30.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.478949	20.633627	25.21%	224,027	2010
	13.066078	16.478949	26.12%	351,235	2009
	19.976991	13.066078	-34.59%	5,982	2008
	20.959357	19.976991	-4.69%	433	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.332565	8.971226	7.66%	0	2010
	6.551202	8.332565	27.19%	0	2009
	10.000000	6.551202	-34.49%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.443947	17.722721	14.76%	0	2010
	9.161213	15.443947	68.58%	0	2009
	19.823856	9.161213	-53.79%	0	2008
	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.717552	18.756014	5.86%	0	2010
	13.239602	17.717552	33.82%	0	2009
	22.741356	13.239602	-41.78%	0	2008
	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.832119	13.584255	5.86%	41,735	2010
	9.578090	12.832119	33.97%	42,090	2009
	16.455978	9.578090	-41.80%	847,741	2008
	14.599101	16.455978	12.72%	412,206	2007
	12.307923	14.599101	18.62%	256,299	2006
	11.443684	12.307923	7.55%	27866	2005
	10.000000	11.443684	14.44%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.967081	15.600261	11.69%	0	2010
	12.051193	13.967081	15.90%	0	2009
	11.619981	12.051193	3.71%	0	2008
	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.295632	2.96%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.269173	12.69%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.886204	12.247006	12.50%	1,661	2010
	9.234852	10.886204	17.88%	2,634	2009
	16.484146	9.234852	-43.98%	2,581	2008
	15.110168	16.484146	9.09%	1,110	2007
	14.589032	15.110168	3.57%	1,556	2006
	13.758790	14.589032	6.03%	1,556	2005
	13.250739	13.758790	3.83%	446	2004
	10.000000	13.250739	32.51%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.589191	16.878303	15.69%	7,847	2010
	10.522032	14.589191	38.65%	8,859	2009
	20.381302	10.522032	-48.37%	10,414	2008
	18.882706	20.381302	7.94%	2,586	2007
	16.632103	18.882706	13.53%	2,270	2006
	15.586844	16.632103	6.71%	2,329	2005
	13.847484	15.586844	12.56%	513	2004
	10.000000	13.847484	38.47%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.777147	12.498301	6.12%	0	2010
	10.000000	11.777147	17.77%	1,260	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.849482	15.678093	5.58%	0	2010
	12.108937	14.849482	22.63%	0	2009
	14.773086	12.108937	-18.03%	0	2008
	13.719160	14.773086	7.68%	0	2007
	12.723262	13.719160	7.83%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.266141	17.953094	3.98%	34,657	2010
	12.109370	17.266141	42.58%	26,988	2009
	22.268831	12.109370	-45.62%	26,334	2008
	16.692231	22.268831	33.41%	8,000	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.175471	11.75%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.328647	26.041338	22.10%	0	2010
	12.197147	21.328647	74.87%	63,688	2009
	26.138542	12.197147	-53.34%	71,263	2008
	20.902675	26.138542	25.05%	29,033	2007
	14.590722	20.902675	43.26%	105,223	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.156646	38.037001	22.08%	0	2010
	17.817522	31.156646	74.87%	0	2009
	38.198229	17.817522	-53.36%	0	2008
	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.673806	6.74%	3,915	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.884210	14.110530	9.52%	632	2010
	9.485726	12.884210	35.83%	696	2009
	15.414900	9.485726	-38.46%	711	2008
	14.220129	15.414900	8.40%	1,116	2007
	13.570197	14.220129	4.79%	1,139	2006
	13.332303	13.570197	1.78%	481	2005
	12.527515	13.332303	6.42%	389	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.729169	15.996542	8.60%	722,394	2010
	12.318074	14.729169	19.57%	838,862	2009
	18.756381	12.318074	-34.33%	54,039	2008
	17.854393	18.756381	5.05%	18,329	2007
	15.171686	17.854393	17.68%	9,321	2006
	14.592051	15.171686	3.97%	10231	2005
	13.013769	14.592051	12.13%	0	2004
	10.000000	13.013769	30.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.481500	9.748031	2.81%	774,037	2010
	8.567794	9.481500	10.66%	1,149,766	2009
	10.135052	8.567794	-15.46%	1,990,849	2008
	9.907529	10.135052	2.30%	1,798,921	2007
	9.736191	9.907529	1.76%	925,212	2006
	9.828001	9.736191	-0.93%	2999	2005
	9.986709	9.828001	-1.59%	0	2004
	10.000000	9.986709	-0.13%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.556295	12.330071	16.80%	21	2010
	8.806539	10.556295	19.87%	31	2009
	14.900766	8.806539	-40.90%	42	2008
	15.183234	14.900766	-1.86%	38	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.448019	14.933971	19.97%	809	2010
	9.699424	12.448019	28.34%	1,159	2009
	16.403325	9.699424	-40.87%	1,170	2008
	15.611658	16.403325	5.07%	1,215,678	2007
	14.059715	15.611658	11.04%	768,881	2006
	13.473176	14.059715	4.35%	60247	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.353990	13.650464	10.49%	69,638	2010
	10.000000	12.353990	23.54%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.899746	9.735136	9.39%	2,198,875	2010
	7.384802	8.899746	20.51%	2,162,923	2009
	10.769435	7.384802	-31.43%	2,142,414	2008
	10.391833	10.769435	3.63%	576,435	2007
	10.000000	10.391833	3.92%	70,822	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.053791	10.405675	3.50%	1,848,068	2010
	9.180297	10.053791	9.51%	1,784,460	2009
	10.431022	9.180297	-11.99%	1,896,531	2008
	10.374046	10.431022	0.55%	469,546	2007
	10.000000	10.374046	3.74%	33	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.873794	10.731545	8.69%	38,714	2010
	7.140620	9.873794	38.28%	24,650	2009
	11.917257	7.140620	-40.08%	23,997	2008
	10.672505	11.917257	11.66%	3,095	2007
	10.000000	10.672505	6.73%	0	2006*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.228464	9.497129	15.42%	62,750	2010
	6.071730	8.228464	35.52%	63,496	2009
	11.146413	6.071730	-45.53%	109,938	2008
	10.202232	11.146413	9.25%	52,024	2007
	10.000000	10.202232	2.02%	40,066	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.514524	8.143431	8.37%	2,600,691	2010
	5.888236	7.514524	27.62%	2,484,107	2009
	9.736275	5.888236	-39.52%	2,412,154	2008
	10.000000	9.736275	-2.64%	474,074	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.878228	15.334927	10.50%	0	2010
	9.734279	13.878228	42.57%	0	2009
	13.843431	9.734279	-29.68%	0	2008
	13.747460	13.843431	0.70%	0	2007
	12.727746	13.747460	8.01%	0	2006
	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.306291	12.493682	10.50%	0	2010
	7.925884	11.306291	42.65%	0	2009
	11.288687	7.925884	-29.79%	0	2008
	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.577228	8.537717	12.68%	5,247	2010
	5.072828	7.577228	49.37%	5,108	2009
	10.000000	5.072828	-49.27%	4,878	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.792321	9.402248	20.66%	1,044,263	2010
	6.078957	7.792321	28.19%	1,734,812	2009
	10.000000	6.078957	-39.21%	1,996,704	2008*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.962997	8.938980	12.26%	9,528	2010
	6.311827	7.962997	26.16%	0	2009
	10.000000	6.311827	-36.88%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.200321	9.919113	7.81%	2,301,383	2010
	7.863141	9.200321	17.01%	1,169,541	2009
	10.000000	7.863141	-21.37%	1,176,900	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.664336	9.509062	9.75%	778,053	2010
	7.146054	8.664336	21.25%	337,648	2009
	10.000000	7.146054	-28.54%	347,014	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.938708	10.365215	4.29%	9,446	2010
	9.005325	9.938708	10.36%	0	2009
	10.000000	9.005325	-9.95%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.932762	9.714820	8.75%	1,428,177	2010
	7.501354	8.932762	19.08%	181,094	2009
	10.000000	7.501354	-24.99%	181,094	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.387218	9.280464	10.65%	431,661	2010
	6.785554	8.387218	23.60%	93,458	2009
	10.000000	6.785554	-32.14%	128,560	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.469522	10.082438	6.47%	62,363	2010
	8.240441	9.469522	14.92%	41,829	2009
	10.000000	8.240441	-17.60%	53,189	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.356999	10.799155	4.27%	804,154	2010
	9.767091	10.356999	6.04%	1,199,554	2009
	10.000000	9.767091	-2.33%	936	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.111871	11.731232	5.57%	8,547	2010
	9.772882	11.111871	13.70%	5,788	2009
	10.000000	9.772882	-2.27%	6,758	2008*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	31.092402	35.193957	13.19%	0	2010
	19.523400	31.092402	59.26%	0	2009
	47.527096	19.523400	-58.92%	0	2008
	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.741169	21.209000	13.17%	0	2010
	11.767872	18.741169	59.26%	0	2009
	28.602167	11.767872	-58.86%	0	2008
	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.313330	11.575769	2.32%	945,573	2010
	11.282253	11.313330	0.28%	1,546,957	2009
	10.725721	11.282253	5.19%	1,853,846	2008
	10.251375	10.725721	4.63%	1,679,779	2007
	10.157990	10.251375	0.92%	837,095	2006
	10.073025	10.157990	0.84%	59918	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.852649	7.561895	10.35%	4,752	2010
	5.421013	6.852649	26.41%	5,091	2009
	10.000000	5.421013	-45.79%	131	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.043441	8.435671	4.88%	937	2010
	6.404701	8.043441	25.59%	897	2009
	11.525594	6.404701	-44.43%	883	2008
	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.473283	16.200999	11.94%	470,824	2010
	11.651691	14.473283	24.22%	1,019,904	2009
	18.893750	11.651691	-38.33%	1,196,998	2008
	18.262793	18.893750	3.45%	1,293,075	2007
	16.001796	18.262793	14.13%	1,259,667	2006
	15.181595	16.001796	5.40%	1,154,492	2005
	13.634433	15.181595	11.35%	113,884	2004
	10.000000	13.634433	36.34%	3,544	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.456955	12.285861	7.23%	371,985	2010
	10.000000	11.456955	14.57%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.012377	13.141486	9.40%	38,761	2010
	10.000000	12.012377	20.12%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.466489	11.856895	3.40%	41,734	2010
	10.764505	11.466489	6.52%	145,778	2009
	11.730073	10.764505	-8.23%	154,152	2008
	11.400425	11.730073	2.89%	137,318	2007
	10.996193	11.400425	3.68%	135,072	2006
	10.899641	10.996193	0.89%	68805	2005
	10.665718	10.899641	2.19%	0	2004
	10.000000	10.665718	6.66%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.072959	14.159159	8.31%	4,729,017	2010
	11.237250	13.072959	16.34%	6,185,324	2009
	14.983500	11.237250	-25.00%	6,489,256	2008
	14.524060	14.983500	3.16%	6,016,193	2007
	13.356251	14.524060	8.74%	4,850,817	2006
	12.982902	13.356251	2.88%	1,225,848	2005
	12.137820	12.982902	6.96%	93,537	2004
	10.000000	12.137820	21.38%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.003189	15.429355	10.18%	921,920	2010
	11.528165	14.003189	21.47%	1,310,606	2009
	17.207732	11.528165	-33.01%	1,500,926	2008
	16.602976	17.207732	3.64%	1,433,538	2007
	14.843088	16.602976	11.86%	1,382,261	2006
	14.195319	14.843088	4.56%	1,011,964	2005
	12.968571	14.195319	9.46%	240,048	2004
	10.000000	12.968571	29.69%	45,317	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.337256	13.073475	5.97%	1,849,203	2010
	11.028259	12.337256	11.87%	1,959,970	2009
	13.293726	11.028259	-17.04%	2,042,488	2008
	12.861755	13.293726	3.36%	1,505,476	2007
	12.147263	12.861755	5.88%	234,619	2006
	11.904707	12.147263	2.04%	137,357	2005
	11.376700	11.904707	4.64%	8,178	2004
	10.000000	11.376700	13.77%	5,373	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.426672	20.244067	23.24%	4,463	2010
	12.300771	16.426672	33.54%	4,065	2009
	19.827051	12.300771	-37.96%	3,963	2008
	18.879598	19.827051	5.02%	2,457	2007
	17.592905	18.879598	7.31%	2,458	2006
	16.070571	17.592905	9.47%	2075	2005
	14.220117	16.070571	13.01%	0	2004
	10.000000	14.220117	42.20%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.874059	9.642034	-2.35%	307,190	2010
	10.107442	9.874059	-2.31%	372,347	2009
	10.142390	10.107442	-0.34%	315,759	2008
	9.912735	10.142390	2.32%	564,735	2007
	9.710708	9.912735	2.08%	200,430	2006
	9.685343	9.710708	0.26%	55644	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.544789	12.467171	7.99%	44,146	2010
	9.505138	11.544789	21.46%	36,832	2009
	11.768953	9.505138	-19.24%	36,564	2008
	11.520873	11.768953	2.15%	19,760	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.011424	8.903358	11.13%	890,750	2010
	6.027735	8.011424	32.91%	1,445,542	2009
	10.000000	6.027735	-39.72%	1,390,143	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.866269	14.338844	3.41%	0	2010
	10.964559	13.866269	26.46%	0	2009
	20.980728	10.964559	-47.74%	0	2008
	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.869581	10.201682	3.36%	36,418	2010
	7.805251	9.869581	26.45%	28,078	2009
	14.927787	7.805251	-47.71%	547,676	2008
	14.887375	14.927787	0.27%	604,961	2007
	12.454076	14.887375	19.54%	305,648	2006
	11.406809	12.454076	9.18%	32542	2005
	10.000000	11.406809	14.07%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.907436	8.907693	12.65%	444,491	2010
	6.260205	7.907436	26.31%	827,688	2009
	10.000000	6.260205	-37.40%	1,001	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.774100	8.559142	10.10%	420	2010
	6.248393	7.774100	24.42%	955	2009
	10.000000	6.248393	-37.52%	0	2008*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.635585	9.429899	23.50%	561,014	2010
	6.171167	7.635585	23.73%	743,090	2009
	10.000000	6.171167	-38.29%	638,318	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.473892	9.899476	16.82%	536,023	2010
	6.651221	8.473892	27.40%	703,529	2009
	10.000000	6.651221	-33.49%	1,088,527	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.067857	13.521315	22.17%	5,069	2010
	8.911497	11.067857	24.20%	5,576	2009
	17.070507	8.911497	-47.80%	4,891	2008
	15.966679	17.070507	6.91%	3,462	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.025902	19.792806	23.51%	1,050	2010
	13.039574	16.025902	22.90%	1,324	2009
	19.725378	13.039574	-33.89%	0	2008
	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.844558	19.337540	22.05%	3,936	2010
	12.070166	15.844558	31.27%	4,833	2009
	20.052236	12.070166	-39.81%	117,866	2008
	20.155684	20.052236	-0.51%	102,729	2007
	18.468949	20.155684	9.13%	102,938	2006
	16.884771	18.468949	9.38%	8031	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.890424	13.146590	10.56%	698,788	2010
	9.698093	11.890424	22.61%	1,042,505	2009
	17.010187	9.698093	-42.99%	1,303,617	2008
	16.147227	17.010187	5.34%	1,001,626	2007
	14.580741	16.147227	10.74%	655,913	2006
	13.948628	14.580741	4.53%	53039	2005
	13.040944	13.948628	6.96%	887	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.065788	8.957588	26.77%	0	2010
	5.544191	7.065788	27.44%	0	2009
	10.000000	5.544191	-44.56%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.236421	10.237763	0.01%	79,517	2010
	9.786923	10.236421	4.59%	77,941	2009
	10.000000	9.786923	-2.13%	28,640	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.205898	14.345027	8.63%	0	2010
	10.000000	13.205898	32.06%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.832801	13.598696	5.97%	45,898	2010
	10.000000	12.832801	28.33%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.829265	13.323024	3.85%	622,713	2010
	10.000000	12.829265	28.29%	996,028	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.938547	14.586241	12.73%	170,252	2010
	10.329810	12.938547	25.25%	71,895	2009
	16.850630	10.329810	-38.70%	177,026	2008
	17.720355	16.850630	-4.91%	652,440	2007
	15.702314	17.720355	12.85%	491,284	2006
	15.467889	15.702314	1.52%	63503	2005
	13.528592	15.467889	14.33%	0	2004
	10.000000	13.528592	35.29%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.013919	13.569990	12.95%	0	2010
	8.826967	12.013919	36.10%	0	2009
	15.153984	8.826967	-41.75%	0	2008
	14.634069	15.153984	3.55%	0	2007
	12.764329	14.634069	14.65%	0	2006
	11.460639	12.764329	11.38%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.284795	20.659336	12.99%	0	2010
	13.436850	18.284795	36.08%	0	2009
	23.061990	13.436850	-41.74%	0	2008
	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.446124	2.729517	11.59%	0	2010
	1.981521	2.446124	23.45%	0	2009
	9.496694	1.981521	-79.13%	0	2008
	10.000000	9.496694	-5.13%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.388647	3.786902	11.75%	0	2010
	2.755198	3.388647	22.99%	0	2009
	13.169345	2.755198	-79.08%	0	2008
	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.226742	13.829177	13.11%	684,638	2010
	9.782496	12.226742	24.99%	966,970	2009
	16.323497	9.782496	-40.07%	1,137,907	2008
	16.052090	16.323497	1.69%	943,609	2007
	14.323371	16.052090	12.07%	679,480	2006
	13.870747	14.323371	3.26%	57819	2005
	13.014275	13.870747	6.58%	442	2004
	10.000000	13.014275	30.14%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.314643	19.604814	20.17%	6,260	2010
	12.205611	16.314643	33.67%	6,338	2009
	20.162577	12.205611	-39.46%	291,197	2008
	20.942082	20.162577	-3.72%	181,400	2007
	18.703144	20.942082	11.97%	107,275	2006
	17.455969	18.703144	7.14%	7992	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.793425	11.527596	6.80%	0	2010
	10.000000	10.793425	7.93%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.872327	11.167393	2.71%	355,984	2010
	10.000000	10.872327	8.72%	466,398	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.744545	12.000790	11.69%	0	2010
	8.476199	10.744545	26.76%	0	2009
	14.160200	8.476199	-40.14%	189	2008
	15.435062	14.160200	-8.26%	0	2007
	13.635814	15.435062	13.20%	0	2006
	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.766383	14.790969	7.44%	0	2010
	11.311362	13.766383	21.70%	0	2009
	20.668072	11.311362	-45.27%	0	2008
	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.893511	15.209428	17.96%	0	2010
	8.056091	12.893511	60.05%	0	2009
	13.102459	8.056091	-38.51%	192	2008
	12.717468	13.102459	3.03%	88	2007
	12.351340	12.717468	2.96%	88	2006
	11.966471	12.351340	3.22%	88	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.470052	4.70%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.064089	10.501649	4.35%	30,631	2010
	9.422377	10.064089	6.81%	30,170	2009
	10.775844	9.422377	-12.56%	1,320,597	2008
	10.489208	10.775844	2.73%	1,299,660	2007
	10.371604	10.489208	1.13%	638,663	2006
	10.218514	10.371604	1.50%	51181	2005
	10.054892	10.218514	1.63%	248	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.413468	18.660893	7.16%	0	2010
	13.705265	17.413468	27.06%	0	2009
	16.508130	13.705265	-16.98%	0	2008
	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.730096	17.30%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.547116	15.532874	23.80%	3,241	2010
	8.417684	12.547116	49.06%	0	2009

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.942518	13.147939	10.09%	0	2010
	10.167288	11.942518	17.46%	0	2009
	17.566454	10.167288	-42.12%	0	2008
	17.166433	17.566454	2.33%	0	2007
	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004
	10.000000	13.565446	35.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.100771	21.128751	23.55%	0	2010
	12.282067	17.100771	39.23%	0	2009
	19.586401	12.282067	-37.29%	0	2008
	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004
	10.000000	14.661856	46.62%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.551209	11.851172	2.60%	0	2010
	10.738353	11.551209	7.57%	0	2009
	11.180025	10.738353	-3.95%	0	2008
	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004
	10.000000	10.307393	3.07%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.135704	13.486422	11.13%	0	2010
	10.557676	12.135704	14.95%	0	2009
	16.573641	10.557676	-36.30%	0	2008
	17.057428	16.573641	-2.84%	0	2007
	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004
	10.000000	13.346817	33.47%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.604397	13.475405	16.12%	0	2010
	9.159881	11.604397	26.69%	0	2009
	12.432558	9.159881	-26.32%	0	2008
	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.982048	12.836169	7.13%	0	2010
	10.000000	11.982048	19.82%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.012711	19.665233	22.81%	0	2010
	13.122465	16.012711	22.03%	0	2009
	19.462376	13.122465	-32.58%	0	2008
	20.075193	19.462376	-3.05%	0	2007
	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004
	10.000000	14.437650	44.38%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.553785	14.033887	11.79%	0	2010
	10.204691	12.553785	23.02%	0	2009
	16.681925	10.204691	-38.83%	0	2008
	16.281704	16.681925	2.46%	4,533	2007
	14.479184	16.281704	12.45%	4,803	2006
	14.204392	14.479184	1.93%	4,853	2005
	13.188293	14.204392	7.70%	4,737	2004
	10.000000	13.188293	31.88%	5,215	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.638232	14.190947	12.29%	0	2010
	10.594037	12.638232	19.30%	0	2009
	15.445686	10.594037	-31.41%	0	2008
	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	0	2006
	12.850257	13.059200	1.63%	0	2005
	12.563613	12.850257	2.28%	0	2004
	10.000000	12.563613	25.64%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.951947	12.706670	27.68%	0	2010
	8.107832	9.951947	22.74%	0	2009
	13.350271	8.107832	-39.27%	0	2008
	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004
	10.000000	13.666532	36.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.236859	13.496971	10.30%	0	2010
	11.069359	12.236859	10.55%	0	2009
	16.126182	11.069359	-31.36%	0	2008
	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.124607	11.756935	5.68%	579	2010
	9.486055	11.124607	17.27%	579	2009
	10.513384	9.486055	-9.77%	0	2008
	10.246616	10.513384	2.60%	0	2007
	10.101910	10.246616	1.43%	0	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.622805	11.668764	9.85%	0	2010
	8.780596	10.622805	20.98%	0	2009
	12.022652	8.780596	-26.97%	0	2008
	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.521587	11.740719	11.59%	0	2010
	8.386197	10.521587	25.46%	0	2009
	12.786907	8.386197	-34.42%	0	2008
	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.278354	11.625970	13.11%	0	2010
	8.028052	10.278354	28.03%	0	2009
	13.304385	8.028052	-39.66%	0	2008
	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.788695	16.036193	16.30%	0	2010
	9.573439	13.788695	44.03%	0	2009
	21.514558	9.573439	-55.50%	0	2008
	15.137362	21.514558	42.13%	0	2007
	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.450652	13.964827	12.16%	0	2010
	9.821749	12.450652	26.77%	0	2009
	17.598043	9.821749	-44.19%	0	2008
	17.806618	17.598043	-1.17%	0	2007
	15.211627	17.806618	17.06%	0	2006
	14.762249	15.211627	3.04%	0	2005
	13.597681	14.762249	8.56%	0	2004
	10.000000	13.597681	35.98%	518	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.758494	14.215098	20.89%	0	2010
	9.414779	11.758494	24.89%	0	2009
	18.308274	9.414779	-48.58%	0	2008
	14.811943	18.308274	23.60%	0	2007
	14.239339	14.811943	4.02%	0	2006
	13.827562	14.239339	2.98%	0	2005
	13.738615	13.827562	0.65%	0	2004
	10.000000	13.738615	37.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.332348	11.895243	4.97%	0	2010
	10.055439	11.332348	12.70%	0	2009
	10.672126	10.055439	-5.78%	0	2008
	10.506855	10.672126	1.57%	0	2007
	10.336916	10.506855	1.64%	0	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.787872	24.831608	25.49%	171	2010
	14.507346	19.787872	36.40%	98	2009
	24.613346	14.507346	-41.06%	0	2008
	21.867734	24.613346	12.56%	0	2007
	19.931837	21.867734	9.71%	0	2006
	17.303008	19.931837	15.19%	0	2005
	14.221699	17.303008	21.67%	0	2004
	10.000000	14.221699	42.22%	487	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.647757	18.333183	10.12%	0	2010
	13.513841	16.647757	23.19%	0	2009
	24.708942	13.513841	-45.31%	0	2008
	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.238942	12.376383	10.12%	0	2010
	9.124698	11.238942	23.17%	0	2009
	16.679478	9.124698	-45.29%	0	2008
	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.577185	19.208053	23.31%	0	2010
	10.155901	15.577185	53.38%	0	2009
	21.362284	10.155901	-52.46%	0	2008
	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004
	10.000000	16.505852	65.06%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.153879	11.166252	9.97%	0	2010
	7.672400	10.153879	32.34%	0	2009
	11.175523	7.672400	-31.35%	0	2008
	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.646482	14.891375	17.75%	0	2010
	11.042301	12.646482	14.53%	0	2009
	15.520249	11.042301	-28.85%	0	2008
	16.343309	15.520249	-5.04%	4,879	2007
	14.296091	16.343309	14.32%	4,757	2006
	14.161382	14.296091	0.95%	4,931	2005
	13.071811	14.161382	8.34%	4,790	2004
	10.000000	13.071811	30.72%	5,590	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.421012	20.550577	25.15%	0	2010
	13.026819	16.421012	26.06%	0	2009
	19.927201	13.026819	-34.63%	0	2008
	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004
	10.000000	14.287477	42.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.325434	8.958954	7.61%	0	2010
	6.548953	8.325434	27.13%	0	2009
	10.000000	6.548953	-34.51%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.407057	17.671351	14.70%	197	2010
	9.144014	15.407057	68.49%	126	2009
	19.796830	9.144014	-53.81%	0	2008
	15.762654	19.796830	25.59%	0	2007
	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.655265	18.680522	5.81%	0	2010
	13.199814	17.655265	33.75%	0	2009
	22.684654	13.199814	-41.81%	0	2008
	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	341	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.794950	13.537970	5.81%	351	2010
	9.555241	12.794950	33.91%	161	2009
	16.425141	9.555241	-41.83%	0	2008
	14.579250	16.425141	12.66%	0	2007
	12.297462	14.579250	18.55%	0	2006
	11.439805	12.297462	7.50%	0	2005
	10.000000	11.439805	14.40%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.933746	15.555060	11.64%	117	2010
	12.028607	13.933746	15.84%	117	2009
	11.604135	12.028607	3.66%	0	2008
	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.294763	2.95%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.268224	12.68%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.847943	12.197719	12.44%	0	2010
	9.207106	10.847943	17.82%	0	2009
	16.443058	9.207106	-44.01%	0	2008
	15.080259	16.443058	9.04%	0	2007
	14.567589	15.080259	3.52%	0	2006
	13.745581	14.567589	5.98%	0	2005
	13.244803	13.745581	3.78%	0	2004
	10.000000	13.244803	32.45%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.537893	16.810350	15.63%	0	2010
	10.490410	14.537893	38.58%	0	2009
	20.330496	10.490410	-48.40%	0	2008
	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	0	2006
	15.571898	16.607666	6.65%	0	2005
	13.841282	15.571898	12.50%	0	2004
	10.000000	13.841282	38.41%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.773123	12.487637	6.07%	0	2010
	10.000000	11.773123	17.73%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.797281	15.614982	5.53%	0	2010
	12.072551	14.797281	22.57%	0	2009
	14.736249	12.072551	-18.08%	0	2008
	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.205426	17.880799	3.93%	0	2010
	12.072964	17.205426	42.51%	0	2009
	22.213295	12.072964	-45.65%	0	2008
	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004
	10.000000	12.365582	23.66%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.171688	11.72%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.266882	25.952659	22.03%	202	2010
	12.168060	21.266882	74.78%	98	2009
	26.089636	12.168060	-53.36%	0	2008
	20.874311	26.089636	24.98%	0	2007
	14.578351	20.874311	43.19%	0	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	31.047157	37.883958	22.02%	0	2010
	17.763998	31.047157	74.78%	0	2009
	38.103065	17.763998	-53.38%	0	2008
	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.670183	6.70%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.838881	14.053687	9.46%	0	2010
	9.457199	12.838881	35.76%	0	2009
	15.376435	9.457199	-38.50%	0	2008
	14.191951	15.376435	8.35%	0	2007
	13.550232	14.191951	4.74%	81	2006
	13.319487	13.550232	1.73%	81	2005
	12.521890	13.319487	6.37%	81	2004
	10.000000	12.521890	25.22%	81	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.677396	15.932162	8.55%	323	2010
	12.281065	14.677396	19.51%	238	2009
	18.709634	12.281065	-34.36%	0	2008
	17.819068	18.709634	5.00%	0	2007
	15.149396	17.819068	17.62%	0	2006
	14.578054	15.149396	3.92%	0	2005
	13.007946	14.578054	12.07%	0	2004
	10.000000	13.007946	30.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.448186	9.708807	2.76%	0	2010
	8.542060	9.448186	10.61%	0	2009
	10.109792	8.542060	-15.51%	0	2008
	9.887928	10.109792	2.24%	0	2007
	9.721871	9.887928	1.71%	0	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004
	10.000000	9.982221	-0.18%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.519198	12.280472	16.74%	0	2010
	8.780080	10.519198	19.81%	0	2009
	14.863630	8.780080	-40.93%	0	2008
	15.153195	14.863630	-1.91%	0	2007
	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004
	10.000000	13.449871	34.50%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.405589	14.875456	19.91%	0	2010
	9.671311	12.405589	28.27%	0	2009
	16.364175	9.671311	-40.90%	0	2008
	15.582420	16.364175	5.02%	0	2007
	14.040548	15.582420	10.98%	0	2006
	13.461682	14.040548	4.30%	0	2005
	12.175732	13.461682	10.56%	0	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.349779	13.638833	10.44%	0	2010
	10.000000	12.349779	23.50%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.883044	9.711892	9.33%	0	2010
	7.374717	8.883044	20.45%	0	2009
	10.760245	7.374717	-31.46%	0	2008
	10.388304	10.760245	3.58%	0	2007
	10.000000	10.388304	3.88%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.034933	10.380839	3.45%	0	2010
	9.167766	10.034933	9.46%	0	2009
	10.422119	9.167766	-12.04%	0	2008
	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.855254	10.705912	8.63%	0	2010
	7.130857	9.855254	38.21%	0	2009
	11.907068	7.130857	-40.11%	0	2008
	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.213007	9.474450	15.36%	0	2010
	6.063428	8.213007	35.45%	0	2009
	11.136891	6.063428	-45.56%	0	2008
	10.198772	11.136891	9.20%	0	2007
	10.000000	10.198772	1.99%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.504244	8.128126	8.31%	0	2010
	5.883189	7.504244	27.55%	0	2009
	9.732937	5.883189	-39.55%	0	2008
	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.829411	15.273172	10.44%	0	2010
	9.705005	13.829411	42.50%	0	2009
	13.808890	9.705005	-29.72%	0	2008
	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004
	10.000000	11.835577	18.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.279336	12.457517	10.45%	149	2010
	7.911027	11.279336	42.58%	149	2009
	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.570741	8.526046	12.62%	0	2010
	5.071088	7.570741	49.29%	0	2009
	10.000000	5.071088	-49.29%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.785654	9.389401	20.60%	0	2010
	6.076866	7.785654	28.12%	0	2009
	10.000000	6.076866	-39.23%	0	2008*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.956194	8.926778	12.20%	0	2010
	6.309660	7.956194	26.10%	0	2009
	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.192454	9.905556	7.76%	0	2010
	7.860440	9.192454	16.95%	0	2009
	10.000000	7.860440	-21.40%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.656945	9.496094	9.69%	0	2010
	7.143618	8.656945	21.18%	0	2009
	10.000000	7.143618	-28.56%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.930231	10.351065	4.24%	0	2010
	9.002246	9.930231	10.31%	0	2009
	10.000000	9.002246	-9.98%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.925125	9.701544	8.70%	0	2010
	7.498783	8.925125	19.02%	0	2009
	10.000000	7.498783	-25.01%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.380060	9.267801	10.59%	0	2010
	6.783234	8.380060	23.54%	0	2009
	10.000000	6.783234	-32.17%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.461446	10.068668	6.42%	0	2010
	8.237629	9.461446	14.86%	0	2009
	10.000000	8.237629	-17.62%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.348160	10.784411	4.22%	0	2010
	9.763757	10.348160	5.99%	0	2009
	10.000000	9.763757	-2.36%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.102394	11.715238	5.52%	0	2010
	9.769545	11.102394	13.64%	0	2009
	10.000000	9.769545	-2.30%	0	2008*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.983124	35.052336	13.13%	0	2010
	19.464746	30.983124	59.18%	0	2009
	47.408702	19.464746	-58.94%	0	2008
	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.686852	21.136729	13.11%	0	2010
	11.739775	18.686852	59.18%	0	2009
	28.548554	11.739775	-58.88%	0	2008
	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.273580	11.529190	2.27%	0	2010
	11.248359	11.273580	0.22%	0	2009
	10.698976	11.248359	5.13%	0	2008
	10.231074	10.698976	4.57%	0	2007
	10.143040	10.231074	0.87%	0	2006
	10.063343	10.143040	0.79%	0	2005
	9.985062	10.063343	0.78%	0	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.846778	7.551551	10.29%	0	2010
	5.419158	6.846778	26.34%	0	2009
	10.000000	5.419158	-45.81%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.028332	8.415529	4.82%	0	2010
	6.395945	8.028332	25.52%	0	2009
	11.515743	6.395945	-44.46%	0	2008
	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.422386	16.135766	11.88%	0	2010
	11.616670	14.422386	24.15%	0	2009
	18.846640	11.616670	-38.36%	0	2008
	18.226640	18.846640	3.40%	0	2007
	15.978276	18.226640	14.07%	0	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004
	10.000000	13.628322	36.28%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.453037	12.275380	7.18%	0	2010
	10.000000	11.453037	14.53%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.008267	13.130259	9.34%	0	2010
	10.000000	12.008267	20.08%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.426159	11.809140	3.35%	0	2010
	10.732127	11.426159	6.47%	0	2009
	11.700793	10.732127	-8.28%	0	2008
	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004
	10.000000	10.660918	6.61%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.027001	14.102159	8.25%	0	2010
	11.203480	13.027001	16.28%	0	2009
	14.946124	11.203480	-25.04%	0	2008
	14.495297	14.946124	3.11%	0	2007
	13.336606	14.495297	8.69%	0	2006
	12.970434	13.336606	2.82%	0	2005
	12.132370	12.970434	6.91%	0	2004
	10.000000	12.132370	21.32%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.953951	15.367236	10.13%	0	2010
	11.493521	13.953951	21.41%	0	2009
	17.164824	11.493521	-33.04%	0	2008
	16.570109	17.164824	3.59%	4,450	2007
	14.821279	16.570109	11.80%	4,723	2006
	14.181698	14.821279	4.51%	4,772	2005
	12.962759	14.181698	9.40%	4,764	2004
	10.000000	12.962759	29.63%	5,297	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.293875	13.020842	5.91%	0	2010
	10.995112	12.293875	11.81%	0	2009
	13.260561	10.995112	-17.08%	0	2008
	12.836281	13.260561	3.31%	5,802	2007
	12.129392	12.836281	5.83%	6,079	2006
	11.893276	12.129392	1.99%	5,854	2005
	11.371597	11.893276	4.59%	5,665	2004
	10.000000	11.371597	13.72%	6,003	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.368904	20.162568	23.18%	0	2010
	12.263795	16.368904	33.47%	0	2009
	19.777604	12.263795	-37.99%	0	2008
	18.842211	19.777604	4.96%	0	2007
	17.567024	18.842211	7.26%	0	2006
	16.055123	17.567024	9.42%	0	2005
	14.213733	16.055123	12.96%	0	2004
	10.000000	14.213733	42.14%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.839148	9.603023	-2.40%	0	2010
	10.076866	9.839148	-2.36%	0	2009
	10.116888	10.076866	-0.40%	0	2008
	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004
	10.000000	9.833986	-1.66%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.504219	12.416988	7.93%	797	2010
	9.476576	11.504219	21.40%	603	2009
	11.739599	9.476576	-19.28%	0	2008
	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	8.004600	8.891221	11.08%	0	2010
	6.025673	8.004600	32.84%	0	2009
	10.000000	6.025673	-39.74%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.818983	14.282635	3.36%	0	2010
	10.932772	13.818983	26.40%	0	2009
	20.930654	10.932772	-47.77%	0	2008
	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.840982	10.166923	3.31%	0	2010
	7.786620	9.840982	26.38%	0	2009
	14.899800	7.786620	-47.74%	0	2008
	14.867113	14.899800	0.22%	0	2007
	12.443489	14.867113	19.48%	0	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.900660	8.895504	12.59%	0	2010
	6.258057	7.900660	26.25%	0	2009
	10.000000	6.258057	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.767444	8.547450	10.04%	0	2010
	6.246255	7.767444	24.35%	0	2009
	10.000000	6.246255	-37.54%	0	2008*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.629059	9.417019	23.44%	0	2010
	6.169051	7.629059	23.67%	0	2009
	10.000000	6.169051	-38.31%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.466646	9.885962	16.76%	0	2010
	6.648947	8.466646	27.34%	0	2009
	10.000000	6.648947	-33.51%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.028944	13.466881	22.10%	0	2010
	8.884717	11.028944	24.13%	0	2009
	17.027965	8.884717	-47.82%	0	2008
	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.969545	19.713111	23.44%	0	2010
	13.000376	15.969545	22.84%	0	2009
	19.676194	13.000376	-33.93%	0	2008
	21.734096	19.676194	-9.47%	0	2007
	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.788870	19.259724	21.98%	0	2010
	12.033906	15.788870	31.20%	0	2009
	20.002253	12.033906	-39.84%	0	2008
	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	0	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004
	10.000000	14.550118	45.50%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.848623	13.093678	10.51%	0	2010
	9.668944	11.848623	22.54%	0	2009
	16.967780	9.668944	-43.02%	0	2008
	16.115265	16.967780	5.29%	0	2007
	14.559299	16.115265	10.69%	0	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.35%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.059729	8.945347	26.71%	262	2010
	5.542287	7.059729	27.38%	162	2009
	10.000000	5.542287	-44.58%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.227686	10.223781	-0.04%	0	2010
	9.783586	10.227686	4.54%	0	2009
	10.000000	9.783586	-2.16%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.201389	14.332797	8.57%	0	2010
	10.000000	13.201389	32.01%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.828419	13.587105	5.91%	629	2010
	10.000000	12.828419	28.28%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.824878	13.311660	3.80%	0	2010
	10.000000	12.824878	28.25%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.893005	14.527469	12.68%	0	2010
	10.298729	12.893005	25.19%	0	2009
	16.808572	10.298729	-38.73%	0	2008
	17.685246	16.808572	-4.96%	0	2007
	15.679216	17.685246	12.79%	0	2006
	15.453033	15.679216	1.46%	0	2005
	13.522524	15.453033	14.28%	0	2004
	10.000000	13.522524	35.23%	694	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.979102	13.523746	12.89%	0	2010
	8.805899	11.979102	36.03%	0	2009
	15.125579	8.805899	-41.78%	0	2008
	14.614166	15.125579	3.50%	0	2007
	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.220521	20.576189	12.93%	0	2010
	13.396479	18.220521	36.01%	0	2009
	23.004518	13.396479	-41.77%	0	2008
	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.442780	2.724406	11.53%	0	2010
	1.979825	2.442780	23.38%	0	2009
	9.493450	1.979825	-79.15%	0	2008
	10.000000	9.493450	-5.07%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.376733	3.771662	11.70%	0	2010
	2.746925	3.376733	22.93%	0	2009
	13.136527	2.746925	-79.09%	0	2008
	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.183755	13.773502	13.05%	0	2010
	9.753109	12.183755	24.92%	0	2009
	16.282810	9.753109	-40.10%	0	2008
	16.020323	16.282810	1.64%	0	2007
	14.302317	16.020323	12.01%	0	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004
	10.000000	13.008434	30.08%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.257290	19.525898	20.11%	0	2010
	12.168939	16.257290	33.60%	0	2009
	20.112327	12.168939	-39.50%	0	2008
	20.900654	20.112327	-3.77%	0	2007
	18.675684	20.900654	11.91%	0	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.789730	11.517745	6.75%	0	2010
	10.000000	10.789730	7.90%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.868605	11.157851	2.66%	0	2010
	10.000000	10.868605	8.69%	0	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.707877	11.953711	11.63%	0	2010
	8.451603	10.707877	26.70%	0	2009
	14.126361	8.451603	-40.17%	0	2008
	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004
	10.000000	12.225398	22.25%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.719414	14.732968	7.39%	0	2010
	11.278549	13.719414	21.64%	0	2009
	20.618722	11.278549	-45.30%	0	2008
	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004
	10.000000	12.592919	25.93%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.849536	15.149799	17.90%	0	2010
	8.032730	12.849536	59.96%	0	2009
	13.071164	8.032730	-38.55%	0	2008
	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004
	10.000000	11.663262	16.63%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.466501	4.67%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.029772	10.460476	4.29%	0	2010
	9.395057	10.029772	6.76%	0	2009
	10.750102	9.395057	-12.60%	0	2008
	10.469540	10.750102	2.68%	0	2007
	10.357447	10.469540	1.08%	0	2006
	10.209786	10.357447	1.45%	0	2005
	10.051446	10.209786	1.58%	0	2004
	10.000000	10.051446	0.51%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.351204	18.584654	7.11%	0	2010
	13.663256	17.351204	26.99%	0	2009
	16.465960	13.663256	-17.02%	0	2008
	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.726118	17.26%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.514207	15.484207	23.73%	204	2010
	8.399904	12.514207	48.98%	145	2009

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.900508	13.094985	10.04%	0	2010
	10.136716	11.900508	17.40%	0	2009
	17.522625	10.136716	-42.15%	0	2008
	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.040614	21.043653	23.49%	0	2010
	12.245136	17.040614	39.16%	0	2009
	19.537545	12.245136	-37.33%	0	2008
	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.509854	11.802690	2.54%	2,058	2010
	10.705391	11.509854	7.51%	2,476	2009
	11.151420	10.705391	-4.00%	689	2008
	10.441688	11.151420	6.80%	689	2007
	10.535966	10.441688	-0.89%	10,297	2006
	10.633674	10.535966	-0.92%	689	2005
	10.302113	10.633674	3.22%	0	2004
	10.000000	10.302113	3.02%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.092990	13.432074	11.07%	0	2010
	10.525912	12.092990	14.89%	0	2009
	16.532270	10.525912	-36.33%	0	2008
	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	265	2004
	10.000000	13.340824	33.41%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.576682	13.436344	16.06%	167	2010
	9.142685	11.576682	26.62%	0	2009
	12.415593	9.142685	-26.36%	0	2008
	13.045604	12.415593	-4.83%	0	2007
	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.977951	12.825203	7.07%	0	2010
	10.000000	11.977951	19.78%	2,135	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.956377	19.586030	22.75%	21	2010
	13.083009	15.956377	21.96%	120	2009
	19.413832	13.083009	-32.61%	120	2008
	20.035455	19.413832	-3.10%	120	2007
	17.950420	20.035455	11.62%	120	2006
	17.158677	17.950420	4.61%	120	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.509578	13.977313	11.73%	2,929	2010
	10.173974	12.509578	22.96%	5,390	2009
	16.640276	10.173974	-38.86%	3,382	2008
	16.249423	16.640276	2.41%	3,455	2007
	14.457861	16.249423	12.39%	3,508	2006
	14.190724	14.457861	1.88%	3,059	2005
	13.182365	14.190724	7.65%	641	2004
	10.000000	13.182365	31.82%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.593764	14.133774	12.23%	1,176	2010
	10.562171	12.593764	19.23%	1,177	2009
	15.407134	10.562171	-31.45%	1,177	2008
	14.783274	15.407134	4.22%	1,177	2007
	13.039977	14.783274	13.37%	1,177	2006
	12.837908	13.039977	1.57%	1,177	2005
	12.557974	12.837908	2.23%	1,317	2004
	10.000000	12.557974	25.58%	290	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.916933	12.655486	27.61%	0	2010
	8.083446	9.916933	22.68%	0	2009
	13.316963	8.083446	-39.30%	0	2008
	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.193781	13.442572	10.24%	0	2010
	11.036050	12.193781	10.49%	0	2009
	16.085922	11.036050	-31.39%	0	2008
	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	214	2004
	10.000000	12.846538	28.47%	215	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.085499	11.709583	5.63%	0	2010
	9.457548	11.085499	17.21%	0	2009
	10.487165	9.457548	-9.82%	0	2008
	10.226332	10.487165	2.55%	4,379	2007
	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004
	10.000000	10.158553	1.59%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.597437	11.634940	9.79%	0	2010
	8.764105	10.597437	20.92%	0	2009
	12.006244	8.764105	-27.00%	0	2008
	11.353202	12.006244	5.75%	0	2007
	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.496453	11.706672	11.53%	0	2010
	8.370448	10.496453	25.40%	0	2009
	12.769450	8.370448	-34.45%	0	2008
	11.905261	12.769450	7.26%	0	2007
	10.924667	11.905261	8.98%	533	2006
	10.000000	10.924667	9.25%	533	2005*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.253829	11.592302	13.05%	0	2010
	8.012990	10.253829	27.97%	0	2009
	13.286249	8.012990	-39.69%	0	2008
	12.262972	13.286249	8.34%	0	2007
	11.131386	12.262972	10.17%	5,007	2006
	10.000000	11.131386	11.31%	5,007	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.755725	15.989669	16.24%	0	2010
	9.555447	13.755725	43.96%	954	2009
	21.485179	9.555447	-55.53%	0	2008
	15.124483	21.485179	42.06%	0	2007
	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.406856	13.908591	12.10%	4,788	2010
	9.792217	12.406856	26.70%	6,033	2009
	17.554161	9.792217	-44.22%	7,139	2008
	17.771362	17.554161	-1.22%	7,580	2007
	15.189265	17.771362	17.00%	7,580	2006
	14.748070	15.189265	2.99%	7,583	2005
	13.591582	14.748070	8.51%	3,949	2004
	10.000000	13.591582	35.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.717100	14.157816	20.83%	3,357	2010
	9.386449	11.717100	24.83%	3,421	2009
	18.262570	9.386449	-48.60%	3,433	2008
	14.782584	18.262570	23.54%	3,723	2007
	14.218384	14.782584	3.97%	3,723	2006
	13.814271	14.218384	2.93%	3,723	2005
	13.732447	13.814271	0.60%	2,879	2004
	10.000000	13.732447	37.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.292485	11.847341	4.91%	527	2010
	10.025210	11.292485	12.64%	1,012	2009
	10.645498	10.025210	-5.83%	847	2008
	10.486033	10.645498	1.52%	1,538	2007
	10.321705	10.486033	1.59%	1,228	2006
	10.383480	10.321705	-0.59%	449	2005
	10.216209	10.383480	1.64%	449	2004
	10.000000	10.216209	2.16%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.718277	24.731617	25.42%	9,770	2010
	14.463722	19.718277	36.33%	10,766	2009
	24.551947	14.463722	-41.09%	12,877	2008
	21.824423	24.551947	12.50%	16,139	2007
	19.902525	21.824423	9.66%	16,829	2006
	17.286403	19.902525	15.13%	17,259	2005
	14.215317	17.286403	21.60%	5,227	2004
	10.000000	14.215317	42.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.589191	18.259335	10.07%	0	2010
	13.473207	16.589191	23.13%	0	2009
	24.647298	13.473207	-45.34%	0	2008
	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.206366	12.334209	10.06%	202	2010
	9.102905	11.206366	23.11%	200	2009
	16.648211	9.102905	-45.32%	192	2008
	14.581028	16.648211	14.18%	0	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.522392	19.130689	23.25%	229	2010
	10.125372	15.522392	53.30%	470	2009
	21.309015	10.125372	-52.48%	470	2008
	20.719740	21.309015	2.84%	580	2007
	18.307851	20.719740	13.17%	580	2006
	18.321666	18.307851	-0.08%	580	2005
	16.498459	18.321666	11.05%	339	2004
	10.000000	16.498459	64.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.134822	11.139588	9.91%	1,933	2010
	7.661922	10.134822	32.28%	0	2009
	11.165991	7.661922	-31.38%	0	2008
	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.601987	14.831381	17.69%	7,311	2010
	11.009094	12.601987	14.47%	10,015	2009
	15.481515	11.009094	-28.89%	11,521	2008
	16.310931	15.481515	-5.09%	12,869	2007
	14.275060	16.310931	14.26%	13,430	2006
	14.147775	14.275060	0.90%	13,957	2005
	13.065946	14.147775	8.28%	7,643	2004
	10.000000	13.065946	30.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.363254	20.467817	25.08%	557	2010
	12.987653	16.363254	25.99%	628	2009
	19.877499	12.987653	-34.66%	277	2008
	20.876474	19.877499	-4.79%	199	2007
	18.292933	20.876474	14.12%	199	2006
	17.239551	18.292933	6.11%	199	2005
	14.281063	17.239551	20.72%	0	2004
	10.000000	14.281063	42.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.318335	8.946743	7.55%	0	2010
	6.546717	8.318335	27.06%	0	2009
	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.370257	17.620128	14.64%	0	2010
	9.126843	15.370257	68.41%	0	2009
	19.769804	9.126843	-53.83%	0	2008
	15.749248	19.769804	25.53%	0	2007
	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.593188	18.605312	5.75%	0	2010
	13.160142	17.593188	33.69%	0	2009
	22.628094	13.160142	-41.84%	0	2008
	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.757882	13.491849	5.75%	796	2010
	9.532448	12.757882	33.84%	846	2009
	16.394392	9.532448	-41.86%	1,839	2008
	14.559452	16.394392	12.60%	1,390	2007
	12.287035	14.559452	18.49%	1,291	2006
	11.435943	12.287035	7.44%	566	2005
	10.000000	11.435943	14.36%	382	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.900489	15.509993	11.58%	0	2010
	12.006042	13.900489	15.78%	0	2009
	11.588307	12.006042	3.60%	0	2008
	10.700355	11.588307	8.30%	0	2007
	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.293896	2.94%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.267281	12.67%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.809773	12.148582	12.39%	3,797	2010
	9.179408	10.809773	17.76%	590	2009
	16.402026	9.179408	-44.03%	590	2008
	15.050381	16.402026	8.98%	590	2007
	14.546160	15.050381	3.47%	590	2006
	13.732369	14.546160	5.93%	590	2005
	13.238858	13.732369	3.73%	0	2004
	10.000000	13.238858	32.39%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.486734	16.742620	15.57%	7,291	2010
	10.458854	14.486734	38.51%	5,974	2009
	20.279762	10.458854	-48.43%	6,213	2008
	18.807989	20.279762	7.83%	7,137	2007
	16.583219	18.807989	13.42%	7,588	2006
	15.556921	16.583219	6.60%	8,683	2005
	13.835078	15.556921	12.45%	750	2004
	10.000000	13.835078	38.35%	200	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.769096	12.476976	6.01%	0	2010
	10.000000	11.769096	17.69%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.745250	15.552102	5.47%	0	2010
	12.036257	14.745250	22.51%	0	2009
	14.699480	12.036257	-18.12%	0	2008
	13.664876	14.699480	7.57%	0	2007
	12.685875	13.664876	7.72%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004
	10.000000	11.433374	14.33%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.144910	17.808797	3.87%	172	2010
	12.036669	17.144910	42.44%	0	2009
	22.157894	12.036669	-45.68%	573	2008
	16.626188	22.157894	33.27%	573	2007
	15.618794	16.626188	6.45%	573	2006
	14.223799	15.618794	9.81%	573	2005
	12.360038	14.223799	15.08%	573	2004
	10.000000	12.360038	23.60%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.167893	11.68%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.205262	25.864222	21.97%	0	2010
	12.139015	21.205262	74.69%	275	2009
	26.040744	12.139015	-53.38%	348	2008
	20.845919	26.040744	24.92%	144	2007
	14.565974	20.845919	43.11%	181	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.937956	37.731406	21.96%	0	2010
	17.710580	30.937956	74.69%	0	2009
	38.008036	17.710580	-53.40%	0	2008
	30.511422	38.008036	24.87%	1,003	2007
	21.278655	30.511422	43.39%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004
	10.000000	14.278047	42.78%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.666554	6.67%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.793737	13.997110	9.41%	706	2010
	9.428774	12.793737	35.69%	706	2009
	15.338099	9.428774	-38.53%	706	2008
	14.163861	15.338099	8.29%	706	2007
	13.530321	14.163861	4.68%	706	2006
	13.306701	13.530321	1.68%	706	2005
	12.516282	13.306701	6.32%	0	2004
	10.000000	12.516282	25.16%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.625800	15.868026	8.49%	936	2010
	12.244149	14.625800	19.45%	1,144	2009
	18.662974	12.244149	-34.39%	915	2008
	17.783782	18.662974	4.94%	967	2007
	15.127122	17.783782	17.56%	1,060	2006
	14.564059	15.127122	3.87%	1,194	2005
	13.002118	14.564059	12.01%	1,289	2004
	10.000000	13.002118	30.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.414950	9.669694	2.71%	148	2010
	8.516376	9.414950	10.55%	143	2009
	10.084556	8.516376	-15.55%	461	2008
	9.868330	10.084556	2.19%	570	2007
	9.707576	9.868330	1.66%	496	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004
	10.000000	9.977746	-0.22%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.482189	12.231000	16.68%	0	2010
	8.753677	10.482189	19.75%	0	2009
	14.826537	8.753677	-40.96%	0	2008
	15.123174	14.826537	-1.96%	0	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.363271	14.817127	19.85%	0	2010
	9.643260	12.363271	28.21%	0	2009
	16.325115	9.643260	-40.93%	856	2008
	15.553233	16.325115	4.96%	2,571	2007
	14.021406	15.553233	10.92%	2,557	2006
	13.450191	14.021406	4.25%	249	2005
	12.171575	13.450191	10.50%	1,499	2004
	10.000000	12.171575	21.72%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.345554	13.627181	10.38%	0	2010
	10.000000	12.345554	23.46%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.866355	9.688680	9.27%	12,628	2010
	7.364637	8.866355	20.39%	12,628	2009
	10.751051	7.364637	-31.50%	12,628	2008
	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.016084	10.356028	3.39%	0	2010
	9.155239	10.016084	9.40%	0	2009
	10.413211	9.155239	-12.08%	0	2008
	10.367005	10.413211	0.45%	0	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.836750	10.680333	8.58%	82	2010
	7.121110	9.836750	38.14%	0	2009
	11.896907	7.121110	-40.14%	0	2008
	10.665256	11.896907	11.55%	2,567	2007
	10.000000	10.665256	6.65%	2,179	2006*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.197583	9.451825	15.30%	825	2010
	6.055135	8.197583	35.38%	555	2009
	11.127375	6.055135	-45.58%	896	2008
	10.195307	11.127375	9.14%	327	2007
	10.000000	10.195307	1.95%	340	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.493979	8.112854	8.26%	0	2010
	5.878154	7.493979	27.49%	0	2009
	9.729601	5.878154	-39.58%	0	2008
	10.000000	9.729601	-2.70%	2,996	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.780774	15.211657	10.38%	0	2010
	9.675824	13.780774	42.42%	0	2009
	13.774431	9.675824	-29.76%	0	2008
	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.252388	12.421391	10.39%	695	2010
	7.896161	11.252388	42.50%	0	2009
	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.564284	8.514414	12.56%	0	2010
	5.069348	7.564284	49.22%	0	2009
	10.000000	5.069348	-49.31%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.778999	9.376582	20.54%	172	2010
	6.074785	7.778999	28.05%	1,519	2009
	10.000000	6.074785	-39.25%	1,756	2008*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.949395	8.914580	12.14%	0	2010
	6.307499	7.949395	26.03%	567	2009
	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.184621	9.892056	7.70%	0	2010
	7.857757	9.184621	16.89%	0	2009
	10.000000	7.857757	-21.42%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.649552	9.483120	9.64%	4,401	2010
	7.141169	8.649552	21.12%	0	2009
	10.000000	7.141169	-28.59%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.921753	10.336939	4.18%	0	2010
	8.999173	9.921753	10.25%	0	2009
	10.000000	8.999173	-10.01%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.917492	9.688277	8.64%	15,529	2010
	7.496218	8.917492	18.96%	11,735	2009
	10.000000	7.496218	-25.04%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.372890	9.255130	10.54%	5,930	2010
	6.780906	8.372890	23.48%	5,930	2009
	10.000000	6.780906	-32.19%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.453358	10.054916	6.36%	0	2010
	8.234811	9.453358	14.80%	0	2009
	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.339346	10.769716	4.16%	0	2010
	9.760428	10.339346	5.93%	0	2009
	10.000000	9.760428	-2.40%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.092915	11.699233	5.47%	0	2010
	9.766207	11.092915	13.58%	0	2009
	10.000000	9.766207	-2.34%	0	2008*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.874151	34.911183	13.08%	0	2010
	19.406222	30.874151	59.09%	0	2009
	47.290499	19.406222	-58.96%	0	2008
	33.393003	47.290499	41.62%	0	2007
	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004
	10.000000	16.555214	65.55%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.632720	21.064719	13.05%	0	2010
	11.711769	18.632720	59.09%	0	2009
	28.495127	11.711769	-58.90%	0	2008
	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.233920	11.482739	2.21%	800	2010
	11.214537	11.233920	0.17%	1,711	2009
	10.672268	11.214537	5.08%	2,055	2008
	10.210801	10.672268	4.52%	1,914	2007
	10.128125	10.210801	0.82%	1,902	2006
	10.053669	10.128125	0.74%	1,252	2005
	9.980581	10.053669	0.73%	1,305	2004
	10.000000	9.980581	-0.19%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.840924	7.541235	10.24%	176	2010
	5.417302	6.840924	26.28%	0	2009
	10.000000	5.417302	-45.83%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.013249	8.395416	4.77%	0	2010
	6.387196	8.013249	25.46%	0	2009
	11.505905	6.387196	-44.49%	0	2008
	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.371664	16.070800	11.82%	36,710	2010
	11.581745	14.371664	24.09%	121,506	2009
	18.799631	11.581745	-38.39%	252,623	2008
	18.190547	18.799631	3.35%	339,786	2007
	15.954789	18.190547	14.01%	362,870	2006
	15.152466	15.954789	5.29%	376,490	2005
	13.622215	15.152466	11.23%	280,025	2004
	10.000000	13.622215	36.22%	4,470	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.449122	12.264902	7.13%	9,675	2010
	10.000000	11.449122	14.49%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.004174	13.119072	9.29%	6,477	2010
	10.000000	12.004174	20.04%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.385965	11.761574	3.30%	25,832	2010
	10.699867	11.385965	6.41%	46,166	2009
	11.671609	10.699867	-8.33%	58,334	2008
	11.355298	11.671609	2.79%	72,953	2007
	10.963864	11.355298	3.57%	46,295	2006
	10.878703	10.963864	0.78%	48,781	2005
	10.656145	10.878703	2.09%	25,133	2004
	10.000000	10.656145	6.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.981180	14.045357	8.20%	55,701	2010
	11.169797	12.981180	16.22%	123,715	2009
	14.908837	11.169797	-25.08%	195,921	2008
	14.466587	14.908837	3.06%	218,142	2007
	13.316989	14.466587	8.63%	254,427	2006
	12.957978	13.316989	2.77%	294,680	2005
	12.126932	12.957978	6.85%	125,483	2004
	10.000000	12.126932	21.27%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.904885	15.305353	10.07%	93,219	2010
	11.458975	13.904885	21.34%	146,957	2009
	17.122021	11.458975	-33.07%	206,790	2008
	16.537302	17.122021	3.54%	275,895	2007
	14.799488	16.537302	11.74%	300,571	2006
	14.168087	14.799488	4.46%	308,858	2005
	12.956946	14.168087	9.35%	177,371	2004
	10.000000	12.956946	29.57%	15,275	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.250643	12.968407	5.86%	0	2010
	10.962065	12.250643	11.75%	6,474	2009
	13.227483	10.962065	-17.13%	10,584	2008
	12.810853	13.227483	3.25%	10,629	2007
	12.111554	12.810853	5.77%	11,763	2006
	11.881848	12.111554	1.93%	16,128	2005
	11.366500	11.881848	4.53%	7,999	2004
	10.000000	11.366500	13.67%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.311332	20.081365	23.11%	241	2010
	12.226918	16.311332	33.41%	390	2009
	19.728273	12.226918	-38.02%	380	2008
	18.804895	19.728273	4.91%	126	2007
	17.541202	18.804895	7.20%	126	2006
	16.039710	17.541202	9.36%	126	2005
	14.207354	16.039710	12.90%	0	2004
	10.000000	14.207354	42.07%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.804346	9.564155	-2.45%	9,590	2010
	10.046370	9.804346	-2.41%	2,770	2009
	10.091441	10.046370	-0.45%	30,065	2008
	9.873106	10.091441	2.21%	18,218	2007
	9.681775	9.873106	1.98%	41,213	2006
	9.666356	9.681775	0.16%	4,198	2005
	9.829376	9.666356	-1.66%	0	2004
	10.000000	9.829376	-1.71%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.463730	12.366951	7.88%	1,145	2010
	9.448066	11.463730	21.33%	1,204	2009
	11.710288	9.448066	-19.32%	0	2008
	11.475254	11.710288	2.05%	0	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.997740	8.879061	11.02%	1,098	2010
	6.023605	7.997740	32.77%	3,019	2009
	10.000000	6.023605	-39.76%	1,901	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.771826	14.226616	3.30%	0	2010
	10.901052	13.771826	26.33%	0	2009
	20.880662	10.901052	-47.79%	0	2008
	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.812454	10.132265	3.26%	1,527	2010
	7.768032	9.812454	26.32%	1,404	2009
	14.871871	7.768032	-47.77%	873	2008
	14.846906	14.871871	0.17%	1,157	2007
	12.432919	14.846906	19.42%	1,005	2006
	11.399085	12.432919	9.07%	303	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.893914	8.883372	12.53%	5,250	2010
	6.255910	7.893914	26.18%	4,306	2009
	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.760798	8.535760	9.99%	6,163	2010
	6.244104	7.760798	24.29%	5,558	2009
	10.000000	6.244104	-37.56%	0	2008*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.622543	9.404150	23.37%	1,385	2010
	6.166942	7.622543	23.60%	2,550	2009
	10.000000	6.166942	-38.33%	535	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.459404	9.872439	16.70%	941	2010
	6.646660	8.459404	27.27%	1,889	2009
	10.000000	6.646660	-33.53%	1,360	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.990144	13.412632	22.04%	513	2010
	8.857995	10.990144	24.07%	544	2009
	16.985489	8.857995	-47.85%	148	2008
	15.903523	16.985489	6.80%	148	2007
	15.829399	15.903523	0.47%	148	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.913342	19.633679	23.38%	166	2010
	12.961264	15.913342	22.78%	220	2009
	19.627066	12.961264	-33.96%	39	2008
	21.691010	19.627066	-9.52%	39	2007
	18.987931	21.691010	14.24%	39	2006
	18.936699	18.987931	0.27%	39	2005
	16.592095	18.936699	14.13%	0	2004
	10.000000	16.592095	65.92%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.733331	19.182155	21.92%	0	2010
	11.997722	15.733331	31.14%	0	2009
	19.952370	11.997722	-39.87%	0	2008
	20.075975	19.952370	-0.62%	0	2007
	18.414714	20.075975	9.02%	176	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004
	10.000000	14.543597	45.44%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.806930	13.040921	10.45%	120	2010
	9.639863	11.806930	22.48%	991	2009
	16.925444	9.639863	-43.05%	1,237	2008
	16.083340	16.925444	5.24%	1,186	2007
	14.537894	16.083340	10.63%	1,185	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004
	10.000000	13.029251	30.29%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.053674	8.933092	26.64%	308	2010
	5.540370	7.053674	27.31%	308	2009
	10.000000	5.540370	-44.60%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.218966	10.209834	-0.09%	0	2010
	9.780247	10.218966	4.49%	0	2009
	10.000000	9.780247	-2.20%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.196872	14.320566	8.51%	0	2010
	10.000000	13.196872	31.97%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.824034	13.575509	5.86%	12,371	2010
	10.000000	12.824034	28.24%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.820489	13.300288	3.74%	1,400	2010
	10.000000	12.820489	28.20%	1,334	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.847687	14.468988	12.62%	4,697	2010
	10.267780	12.847687	25.13%	5,255	2009
	16.766670	10.267780	-38.76%	6,200	2008
	17.650248	16.766670	-5.01%	7,297	2007
	15.656179	17.650248	12.74%	13,838	2006
	15.438204	15.656179	1.41%	6,831	2005
	13.516468	15.438204	14.22%	1,380	2004
	10.000000	13.516468	35.16%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.944378	13.477647	12.84%	529	2010
	8.784872	11.944378	35.97%	529	2009
	15.097235	8.784872	-41.81%	529	2008
	14.594300	15.097235	3.45%	529	2007
	12.742651	14.594300	14.53%	529	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.156435	20.493329	12.87%	0	2010
	13.356205	18.156435	35.94%	0	2009
	22.947137	13.356205	-41.80%	0	2008
	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.439427	2.719268	11.47%	0	2010
	1.978125	2.439427	23.32%	0	2009
	9.490192	1.978125	-79.16%	0	2008
	10.000000	9.490192	-5.10%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.364858	3.756471	11.64%	0	2010
	2.738656	3.364858	22.87%	0	2009
	13.103739	2.738656	-79.10%	0	2008
	13.497972	13.103739	-2.92%	0	2007
	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004
	10.000000	12.001048	20.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.140898	13.718026	12.99%	4,173	2010
	9.723776	12.140898	24.86%	5,304	2009
	16.242194	9.723776	-40.13%	5,460	2008
	15.988600	16.242194	1.59%	5,860	2007
	14.281290	15.988600	11.95%	6,297	2006
	13.844123	14.281290	3.16%	5,057	2005
	13.002597	13.844123	6.47%	229	2004
	10.000000	13.002597	30.03%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.200094	19.447255	20.04%	0	2010
	12.132345	16.200094	33.53%	0	2009
	20.062157	12.132345	-39.53%	349	2008
	20.859269	20.062157	-3.82%	263	2007
	18.648225	20.859269	11.86%	254	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004
	10.000000	14.985665	49.86%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.786034	11.507907	6.69%	0	2010
	10.000000	10.786034	7.86%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.864884	11.148319	2.61%	1,703	2010
	10.000000	10.864884	8.65%	4,103	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.671349	11.906838	11.58%	585	2010
	8.427091	10.671349	26.63%	585	2009
	14.092627	8.427091	-40.20%	585	2008
	15.377247	14.092627	-8.35%	585	2007
	13.598634	15.377247	13.08%	585	2006
	13.246585	13.598634	2.66%	585	2005
	12.221224	13.246585	8.39%	435	2004
	10.000000	12.221224	22.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.672627	14.675213	7.33%	0	2010
	11.245851	13.672627	21.58%	0	2009
	20.569506	11.245851	-45.33%	0	2008
	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.805711	15.090407	17.84%	0	2010
	8.009437	12.805711	59.88%	0	2009
	13.039960	8.009437	-38.58%	0	2008
	12.669848	13.039960	2.92%	0	2007
	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004
	10.000000	11.659268	16.59%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.462949	4.63%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.995553	10.419454	4.24%	2,231	2010
	9.367803	9.995553	6.70%	2,617	2009
	10.724417	9.367803	-12.65%	2,945	2008
	10.449907	10.724417	2.63%	3,518	2007
	10.343311	10.449907	1.03%	3,632	2006
	10.201060	10.343311	1.39%	5,239	2005
	10.047999	10.201060	1.52%	5,232	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.289027	18.508573	7.05%	0	2010
	13.621265	17.289027	26.93%	0	2009
	16.423787	13.621265	-17.06%	0	2008
	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004
	10.000000	12.463435	24.63%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.722143	17.22%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.481372	15.435678	23.67%	154	2010
	8.382156	12.481372	48.90%	2,134	2009

saipart3.htm
Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.858632	13.042218	9.98%	0	2010
	10.106228	11.858632	17.34%	0	2009
	17.478899	10.106228	-42.18%	0	2008
	17.098488	17.478899	2.22%	0	2007
	14.989726	17.098488	14.07%	0	2006
	14.697438	14.989726	1.99%	0	2005
	13.553279	14.697438	8.44%	0	2004
	10.000000	13.553279	35.53%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.980652	20.958881	23.43%	5,543	2010
	12.208317	16.980652	39.09%	4,955	2009
	19.488802	12.208317	-37.36%	3,778	2008
	19.690530	19.488802	-1.02%	0	2007
	17.682705	19.690530	11.35%	0	2006
	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004
	10.000000	14.648712	46.49%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.468616	11.754386	2.49%	18,958	2010
	10.672506	11.468616	7.46%	17,150	2009
	11.122866	10.672506	-4.05%	9,132	2008
	10.420323	11.122866	6.74%	0	2007
	10.519787	10.420323	-0.95%	0	2006
	10.622776	10.519787	-0.97%	0	2005
	10.296831	10.622776	3.17%	0	2004
	10.000000	10.296831	2.97%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.050436	13.377954	11.02%	0	2010
	10.494252	12.050436	14.83%	0	2009
	16.491019	10.494252	-36.36%	0	2008
	16.989915	16.491019	-2.94%	497	2007
	14.916281	16.989915	13.90%	497	2006
	14.636444	14.916281	1.91%	497	2005
	13.334847	14.636444	9.76%	497	2004
	10.000000	13.334847	33.35%	497	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.549002	13.397363	16.00%	10,597	2010
	9.125504	11.549002	26.56%	11,422	2009
	12.398637	9.125504	-26.40%	5,446	2008
	13.034513	12.398637	-4.88%	2,046	2007
	11.118840	13.034513	17.23%	0	2006
	10.000000	11.118840	11.19%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.973852	12.814249	7.02%	0	2010
	10.000000	11.973852	19.74%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.900235	19.507113	22.68%	1,884	2010
	13.043660	15.900235	21.90%	1,980	2009
	19.365387	13.043660	-32.64%	1,785	2008
	19.995764	19.365387	-3.15%	290	2007
	17.924022	19.995764	11.56%	391	2006
	17.142195	17.924022	4.56%	406	2005
	14.424717	17.142195	18.84%	138	2004
	10.000000	14.424717	44.25%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.465567	13.921012	11.68%	196	2010
	10.143381	12.465567	22.89%	202	2009
	16.598760	10.143381	-38.89%	205	2008
	16.217239	16.598760	2.35%	0	2007
	14.436596	16.217239	12.33%	0	2006
	14.177097	14.436596	1.83%	0	2005
	13.176457	14.177097	7.59%	0	2004
	10.000000	13.176457	31.76%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.549459	14.076841	12.17%	3,182	2010
	10.530416	12.549459	19.17%	936	2009
	15.368705	10.530416	-31.48%	0	2008
	14.754004	15.368705	4.17%	0	2007
	13.020813	14.754004	13.31%	4,790	2006
	12.825585	13.020813	1.52%	0	2005
	12.552348	12.825585	2.18%	0	2004
	10.000000	12.552348	25.52%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.882031	12.604493	27.55%	0	2010
	8.059121	9.882031	22.62%	0	2009
	13.283718	8.059121	-39.33%	0	2008
	15.358843	13.283718	-13.51%	0	2007
	15.215910	15.358843	0.94%	0	2006
	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004
	10.000000	13.654276	36.54%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.150897	13.388425	10.18%	0	2010
	11.002884	12.150897	10.43%	0	2009
	16.045824	11.002884	-31.43%	0	2008
	15.012094	16.045824	6.89%	0	2007
	13.297306	15.012094	12.90%	0	2006
	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004
	10.000000	12.840790	28.41%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.046507	11.662428	5.58%	0	2010
	9.429111	11.046507	17.15%	0	2009
	10.460988	9.429111	-9.86%	0	2008
	10.206056	10.460988	2.50%	0	2007
	10.072213	10.206056	1.33%	0	2006
	10.228802	10.072213	-1.53%	0	2005
	10.153985	10.228802	0.74%	0	2004
	10.000000	10.153985	1.54%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.572120	11.601197	9.73%	22,220	2010
	8.747657	10.572120	20.86%	1,127	2009
	11.989856	8.747657	-27.04%	1,134	2008
	11.343550	11.989856	5.70%	0	2007
	10.616498	11.343550	6.85%	0	2006
	10.000000	10.616498	6.16%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.471363	11.672702	11.47%	0	2010
	8.354727	10.471363	25.33%	0	2009
	12.752011	8.354727	-34.48%	0	2008
	11.895134	12.752011	7.20%	0	2007
	10.920956	11.895134	8.92%	0	2006
	10.000000	10.920956	9.21%	0	2005*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.229315	11.558661	13.00%	0	2010
	7.997929	10.229315	27.90%	0	2009
	13.268098	7.997929	-39.72%	0	2008
	12.252531	13.268098	8.29%	0	2007
	11.127603	12.252531	10.11%	0	2006
	10.000000	11.127603	11.28%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.722835	15.943269	16.18%	1,083	2010
	9.537492	13.722835	43.88%	1,083	2009
	21.455855	9.537492	-55.55%	1,890	2008
	15.111623	21.455855	41.98%	3,369	2007
	13.289851	15.111623	13.71%	0	2006
	10.000000	13.289851	32.90%	566	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.363198	13.852541	12.05%	6,583	2010
	9.762765	12.363198	26.64%	4,506	2009
	17.510355	9.762765	-44.25%	4,015	2008
	17.736161	17.510355	-1.27%	640	2007
	15.166922	17.736161	16.94%	492	2006
	14.733905	15.166922	2.94%	492	2005
	13.585494	14.733905	8.45%	492	2004
	10.000000	13.585494	35.85%	492	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.675868	14.100764	20.77%	3,569	2010
	9.358211	11.675868	24.77%	3,758	2009
	18.217002	9.358211	-48.63%	2,399	2008
	14.753298	18.217002	23.48%	3,262	2007
	14.197474	14.753298	3.91%	1,394	2006
	13.801005	14.197474	2.87%	1,394	2005
	13.726297	13.801005	0.54%	1,394	2004
	10.000000	13.726297	37.26%	1,394	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.252743	11.799598	4.86%	36,964	2010
	9.995042	11.252743	12.58%	37,416	2009
	10.618908	9.995042	-5.88%	25,533	2008
	10.465245	10.618908	1.47%	0	2007
	10.306501	10.465245	1.54%	373	2006
	10.373487	10.306501	-0.65%	0	2005
	10.211618	10.373487	1.59%	0	2004
	10.000000	10.211618	2.12%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.648928	24.632020	25.36%	10,568	2010
	14.420242	19.648928	36.26%	11,546	2009
	24.490730	14.420242	-41.12%	9,061	2008
	21.781223	24.490730	12.44%	1,206	2007
	19.873286	21.781223	9.60%	1,062	2006
	17.269816	19.873286	15.08%	1,457	2005
	14.208951	17.269816	21.54%	1,100	2004
	10.000000	14.208951	42.09%	961	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.530793	18.185744	10.01%	0	2010
	13.432667	16.530793	23.06%	0	2009
	24.585786	13.432667	-45.36%	0	2008
	21.545435	24.585786	14.11%	0	2007
	18.761820	21.545435	14.84%	0	2006
	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004
	10.000000	14.661946	46.62%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.173850	12.292120	10.01%	5,440	2010
	9.081168	11.173850	23.04%	6,216	2009
	16.616993	9.081168	-45.35%	3,554	2008
	14.561194	16.616993	14.12%	304	2007
	12.675573	14.561194	14.88%	0	2006
	10.947737	12.675573	15.78%	605	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.467706	19.053535	23.18%	0	2010
	10.094879	15.467706	53.22%	0	2009
	21.255803	10.094879	-52.51%	0	2008
	20.678665	21.255803	2.79%	790	2007
	18.280910	20.678665	13.12%	886	2006
	18.304064	18.280910	-0.13%	901	2005
	16.491056	18.304064	10.99%	922	2004
	10.000000	16.491056	64.91%	790	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.115771	11.112954	9.86%	0	2010
	7.651436	10.115771	32.21%	0	2009
	11.156432	7.651436	-31.42%	3,793	2008
	11.029684	11.156432	1.15%	0	2007
	10.000000	11.029684	10.30%	0	2006*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.557646	14.771633	17.63%	174	2010
	10.975983	12.557646	14.41%	174	2009
	15.442886	10.975983	-28.93%	174	2008
	16.278629	15.442886	-5.13%	1,170	2007
	14.254069	16.278629	14.20%	1,250	2006
	14.134191	14.254069	0.85%	1,088	2005
	13.060104	14.134191	8.22%	1,106	2004
	10.000000	13.060104	30.60%	996	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.305646	20.385305	25.02%	4,786	2010
	12.948565	16.305646	25.93%	5,014	2009
	19.827870	12.948565	-34.70%	3,308	2008
	20.835094	19.827870	-4.83%	1,192	2007
	18.266013	20.835094	14.06%	98	2006
	17.222986	18.266013	6.06%	114	2005
	14.274655	17.222986	20.65%	135	2004
	10.000000	14.274655	42.75%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.311226	8.934515	7.50%	0	2010
	6.544474	8.311226	27.00%	0	2009
	10.000000	6.544474	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.333521	17.569025	14.58%	1,646	2010
	9.109689	15.333521	68.32%	1,373	2009
	19.742812	9.109689	-53.86%	1,332	2008
	15.735858	19.742812	25.46%	2,361	2007
	12.591480	15.735858	24.97%	6,546	2006
	10.000000	12.591480	25.91%	604	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.531241	18.530298	5.70%	0	2010
	13.120541	17.531241	33.62%	0	2009
	22.571597	13.120541	-41.87%	0	2008
	20.053671	22.571597	12.56%	0	2007
	16.934621	20.053671	18.42%	0	2006
	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004
	10.000000	13.641016	36.41%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.720905	13.445857	5.70%	19,080	2010
	9.509689	12.720905	33.77%	19,415	2009
	16.363649	9.509689	-41.89%	14,154	2008
	14.539644	16.363649	12.55%	0	2007
	12.276589	14.539644	18.43%	348	2006
	11.432056	12.276589	7.39%	599	2005
	10.000000	11.432056	14.32%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.867260	15.464995	11.52%	375	2010
	11.983474	13.867260	15.72%	0	2009
	11.572459	11.983474	3.55%	2,388	2008
	10.691232	11.572459	8.24%	370	2007
	9.716638	10.691232	10.03%	0	2006
	10.000000	9.716638	-2.83%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.293028	2.93%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.266329	12.66%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.771694	12.099586	12.33%	937	2010
	9.151768	10.771694	17.70%	937	2009
	16.361051	9.151768	-44.06%	937	2008
	15.020530	16.361051	8.92%	2,630	2007
	14.524742	15.020530	3.41%	0	2006
	13.719169	14.524742	5.87%	0	2005
	12.232915	13.719169	3.67%	0	2004
	10.000000	13.232915	32.33%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.435763	16.675166	15.51%	2,070	2010
	10.427390	14.435763	38.44%	2,231	2009
	20.229163	10.427390	-48.45%	2,436	2008
	18.770739	20.229163	7.77%	1,922	2007
	16.558844	18.770739	13.36%	959	2006
	15.541991	16.558844	6.54%	959	2005
	13.828873	15.541991	12.39%	959	2004
	10.000000	13.828873	38.29%	959	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.765065	12.466316	5.96%	0	2010
	10.000000	11.765065	17.65%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.693399	15.489489	5.42%	0	2010
	12.000082	14.693399	22.44%	0	2009
	14.662821	12.000082	-18.16%	0	2008
	13.637813	14.662821	7.52%	0	2007
	12.667219	13.637813	7.66%	0	2006
	12.066649	12.667219	4.98%	0	2005
	11.428244	12.066649	5.59%	0	2004
	10.000000	11.428244	14.28%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.084557	17.737010	3.82%	9,610	2010
	12.000442	17.084557	42.37%	8,276	2009
	22.102567	12.000442	-45.71%	6,571	2008
	16.593217	22.102567	33.20%	236	2007
	15.595793	16.593217	6.40%	0	2006
	14.210111	15.595793	9.75%	0	2005
	12.354479	14.210111	15.02%	0	2004
	10.000000	12.354479	23.54%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.164100	11.64%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.143814	25.776087	21.91%	470	2010
	12.110040	21.143814	74.60%	225	2009
	25.991968	12.110040	-53.41%	225	2008
	20.817591	25.991968	24.86%	416	2007
	14.553604	20.817591	43.04%	311	2006
	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.829112	37.579416	21.90%	0	2010
	17.657320	30.829112	74.60%	0	2009
	37.913251	17.657320	-53.43%	0	2008
	30.378563	37.913251	24.80%	0	2007
	21.247375	30.378563	42.98%	0	2006
	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004
	10.000000	14.271648	42.72%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.662943	6.63%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.748699	13.940690	9.35%	0	2010
	9.400390	12.748699	35.62%	0	2009
	15.299788	9.400390	-38.56%	0	2008
	14.135769	15.299788	8.23%	496	2007
	13.510394	14.135769	4.63%	496	2006
	13.293905	13.510394	1.63%	646	2005
	12.510661	13.293905	6.26%	646	2004
	10.000000	12.510661	25.11%	646	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.574296	15.804055	8.44%	17,205	2010
	12.207302	14.574296	19.39%	17,410	2009
	18.616371	12.207302	-34.43%	9,785	2008
	17.748528	18.616371	4.89%	0	2007
	15.104860	17.748528	17.50%	0	2006
	14.550067	15.104860	0.038129928	0	2005
	12.996280	14.550067	11.96%	0	2004
	10.000000	12.996280	29.96%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.381818	9.630730	2.65%	18,040	2010
	8.490757	9.381818	10.49%	20,504	2009
	10.059388	8.490757	-15.59%	11,990	2008
	9.848778	10.059388	2.14%	0	2007
	9.693283	9.848778	1.60%	238	2006
	9.799698	9.693283	-1.09%	0	2005
	9.973263	9.799698	-1.74%	0	2004
	10.000000	9.973263	-0.27%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.445286	12.181711	16.62%	0	2010
	8.727335	10.445286	19.68%	0	2009
	14.789516	8.727335	-40.99%	0	2008
	15.093196	14.789516	-2.01%	0	2007
	14.706822	15.093196	2.63%	109	2006
	14.658058	14.706822	0.33%	126	2005
	13.437805	14.658058	9.08%	150	2004
	10.000000	13.437805	34.38%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.321060	14.758983	19.79%	0	2010
	9.615264	12.321060	28.14%	0	2009
	16.286092	9.615264	-40.96%	0	2008
	15.524055	16.286092	4.91%	0	2007
	14.002252	15.524055	10.87%	696	2006
	13.438688	14.002252	4.19%	0	2005
	12.167407	13.438688	10.45%	0	2004
	10.000000	12.167407	21.67%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.341337	13.615544	10.32%	24,778	2010
	10.000000	12.341337	23.41%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.849704	9.665526	9.22%	2,397,742	2010
	7.354567	8.849704	20.33%	2,401,505	2009
	10.741863	7.354567	-31.53%	1,736,035	2008
	10.381253	10.741863	3.47%	0	2007
	10.000000	10.381253	3.81%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.997294	10.331310	3.34%	2,082,465	2010
	9.142738	9.997294	9.35%	2,079,077	2009
	10.404322	9.142738	-12.13%	1,429,305	2008
	10.363484	10.404322	0.39%	0	2007
	10.000000	10.363484	3.63%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.818240	10.654789	8.52%	13,006	2010
	7.111360	9.818240	38.06%	12,452	2009
	11.886736	7.111360	-40.17%	13,135	2008
	10.661625	11.886736	11.49%	0	2007
	10.000000	10.661625	6.62%	6,716	2006*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.182153	9.429200	15.24%	29,791	2010
	6.046845	8.182153	35.31%	30,063	2009
	11.117858	6.046845	-45.61%	26,820	2008
	10.191841	11.117858	9.09%	1,819	2007
	10.000000	10.191841	1.92%	163	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.483718	8.097596	8.20%	2,949,697	2010
	5.873121	7.483718	27.42%	2,923,803	2009
	9.726268	5.873121	-39.62%	2,178,186	2008
	10.000000	9.726268	-2.74%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.732298	15.150377	10.33%	0	2010
	9.646721	13.732298	42.35%	0	2009
	13.740053	9.646721	-29.79%	0	2008
	13.665903	13.740053	0.54%	0	2007
	12.671637	13.665903	7.85%	0	2006
	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004
	10.000000	11.824955	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.225521	12.385393	10.33%	477	2010
	7.881347	11.225521	42.43%	254	2009
	11.242528	7.881347	-29.90%	0	2008
	11.178219	11.242528	0.58%	0	2007
	10.365378	11.178219	7.84%	0	2006
	10.000000	10.365378	3.65%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.557804	8.502760	12.50%	1,435	2010
	5.067603	7.557804	49.14%	1,452	2009
	10.000000	5.067603	-49.32%	773	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.772340	9.363752	20.48%	440	2010
	6.072701	7.772340	27.99%	626	2009
	10.000000	6.072701	-39.27%	763	2008*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.942580	8.902370	12.08%	0	2010
	6.305335	7.942580	25.97%	0	2009
	10.000000	6.305335	-36.95%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.176761	9.878523	7.65%	3,805,794	2010
	7.855066	9.176761	16.83%	3,719,045	2009
	10.000000	7.855066	-21.45%	2,098,585	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.642146	9.470157	9.58%	251,581	2010
	7.138719	8.642146	21.06%	255,476	2009
	10.000000	7.138719	-28.61%	204,460	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.913270	10.322807	4.13%	115,628	2010
	8.996093	9.913270	10.20%	98,818	2009
	10.000000	8.996093	-10.04%	57,819	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.909883	9.675057	8.59%	56,218	2010
	7.493650	8.909883	18.90%	40,235	2009
	10.000000	7.493650	-25.06%	33,056	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.365741	9.242498	10.48%	38,001	2010
	6.778583	8.365741	23.41%	39,543	2009
	10.000000	6.778583	-32.21%	9,174	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.445292	10.041190	6.31%	132,679	2010
	8.231992	9.445292	14.74%	105,131	2009
	10.000000	8.231992	-17.68%	86,848	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.330511	10.754996	4.11%	4,839	2010
	9.757093	10.330511	5.88%	3,870	2009
	10.000000	9.757093	-2.43%	2,223	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.083449	11.683262	5.41%	1,143	2010
	9.762870	11.083449	13.53%	1,141	2009
	10.000000	9.762870	-2.37%	1,186	2008*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.765544	34.770569	13.02%	0	2010
	19.347862	30.765544	59.01%	0	2009
	47.172587	19.347862	-58.98%	0	2008
	33.326894	47.172587	41.55%	0	2007
	25.073374	33.326894	32.92%	0	2006
	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004
	10.000000	16.547807	65.48%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.578709	20.992905	12.99%	1,351	2010
	11.683809	18.578709	59.01%	1,126	2009
	28.441732	11.683809	-58.92%	1,680	2008
	20.058040	28.441732	41.80%	1,774	2007
	15.063949	20.058040	33.15%	5,583	2006
	11.660535	15.063949	29.19%	507	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.194417	11.436494	2.16%	8,296	2010
	11.180821	11.194417	0.12%	8,112	2009
	10.645636	11.180821	5.03%	4,143	2008
	10.190562	10.645636	4.47%	0	2007
	10.113215	10.190562	0.76%	382	2006
	10.044005	10.113215	0.69%	0	2005
	9.976093	10.044005	0.68%	0	2004
	10.000000	9.976093	-0.24%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.835062	7.530917	10.18%	5,394	2010
	5.415436	6.835062	26.21%	5,554	2009
	10.000000	5.415436	-45.85%	1,951	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.998165	8.375321	4.72%	457	2010
	6.378450	7.998165	25.39%	444	2009
	11.496066	6.378450	-44.52%	498	2008
	10.780316	11.496066	6.64%	2,276	2007
	10.000000	10.780316	7.80%	6,778	2006*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.321095	16.006045	11.77%	46,936	2010
	11.546915	14.321095	24.03%	47,189	2009
	18.752730	11.546915	-38.43%	17,471	2008
	18.154523	18.752730	3.30%	487	2007
	15.931321	18.154523	13.95%	487	2006
	15.137915	15.931321	5.24%	487	2005
	13.616107	15.137915	11.18%	487	2004
	10.000000	13.616107	36.16%	487	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.445199	12.254428	7.07%	128,147	2010
	10.000000	11.445199	14.45%	67,328	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	12.000060	13.107855	9.23%	4,678	2010
	10.000000	12.000060	20.00%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.345903	11.714186	3.25%	59,323	2010
	10.667679	11.345903	6.36%	59,072	2009
	11.642456	10.667679	-8.37%	54,081	2008
	11.332780	11.642456	2.73%	0	2007
	10.947718	11.332780	3.52%	0	2006
	10.868245	10.947718	0.73%	0	2005
	10.651358	10.868245	2.04%	0	2004
	10.000000	10.651358	6.51%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.935490	13.988764	8.14%	571,827	2010
	11.136191	12.935490	16.16%	560,520	2009
	14.871618	11.136191	-25.12%	366,876	2008
	14.437916	14.871618	3.00%	13,406	2007
	13.297396	14.437916	8.58%	13,406	2006
	12.945518	13.297396	2.72%	12,489	2005
	12.121480	12.945518	6.80%	11,394	2004
	10.000000	12.121480	21.21%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.855936	15.243674	10.02%	111,966	2010
	11.424489	13.855936	21.28%	99,171	2009
	17.079278	11.424489	-33.11%	101,694	2008
	16.504527	17.079278	3.48%	22,431	2007
	14.777716	16.504527	11.69%	22,431	2006
	14.154468	14.777716	4.40%	21,610	2005
	12.951129	14.154468	9.29%	13,249	2004
	10.000000	12.951129	29.51%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.207537	12.916159	5.80%	504,693	2010
	10.929097	12.207537	11.70%	475,637	2009
	13.194470	10.929097	-17.17%	270,625	2008
	12.785464	13.194470	3.20%	0	2007
	12.093727	12.785464	5.72%	0	2006
	11.870421	12.093727	1.88%	0	2005
	11.361390	11.870421	4.48%	0	2004
	10.000000	11.361390	13.61%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.253949	20.000475	23.05%	1,423	2010
	12.190155	16.253949	33.34%	1,557	2009
	19.679065	12.190155	-38.06%	1,118	2008
	18.767658	19.679065	4.86%	2,384	2007
	17.515423	18.767658	7.15%	1,082	2006
	16.024317	17.515423	9.31%	1236	2005
	14.201002	16.024317	12.84%	929	2004
	10.000000	14.201002	42.01%	929	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.769647	9.525417	-2.50%	48,330	2010
	10.015946	9.769647	-2.46%	46,850	2009
	10.066041	10.015946	-0.50%	21,729	2008
	9.853333	10.066041	2.16%	26,727	2007
	9.667326	9.853333	1.92%	0	2006
	9.656870	9.667326	0.11%	0	2005
	9.824766	9.656870	-1.71%	0	2004
	10.000000	9.824766	-1.75%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.423440	12.317183	7.82%	18,209	2010
	9.419677	11.423440	21.27%	21,195	2009
	11.681086	9.419677	-19.36%	6,937	2008
	11.452544	11.681086	2.00%	0	2007
	11.203322	11.452544	2.22%	0	2006
	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004
	10.000000	10.825594	8.26%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.990895	8.866906	10.96%	1,909	2010
	6.021537	7.990895	32.71%	1,394	2009
	10.000000	6.021537	-39.78%	953	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.724830	14.170809	3.25%	0	2010
	10.869420	13.724830	26.27%	0	2009
	20.830786	10.869420	-47.82%	0	2008
	20.804475	20.830786	0.13%	0	2007
	17.431305	20.804475	19.35%	0	2006
	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004
	10.000000	13.668336	36.68%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.784023	10.097734	3.21%	12,631	2010
	7.749495	9.784023	26.25%	11,058	2009
	14.844018	7.749495	-47.79%	5,639	2008
	14.826735	14.844018	0.12%	290	2007
	12.422369	14.826735	19.36%	772	2006
	11.395221	12.422369	9.01%	170	2005
	10.000000	11.395221	13.95%	202	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.887171	8.871228	12.48%	477	2010
	6.253770	7.887171	26.12%	0	2009
	10.000000	6.253770	-37.46%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.754152	8.524077	9.93%	6,835	2010
	6.241962	7.754152	24.23%	5,775	2009
	10.000000	6.241962	-37.58%	4,777	2008*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.616007	9.391284	23.31%	8,893	2010
	6.164820	7.616007	23.54%	11,720	2009
	10.000000	6.164820	-38.35%	2,465	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.452178	9.858964	16.64%	3,222	2010
	6.644385	8.452178	27.21%	5,229	2009
	10.000000	6.644385	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.951449	13.358576	21.98%	421	2010
	8.831338	10.951449	24.01%	853	2009
	16.943088	8.831338	-47.88%	0	2008
	15.872015	16.943088	6.75%	0	2007
	15.806129	15.872015	0.42%	120	2006
	15.046204	15.806129	5.05%	605	2005
	13.636241	15.046204	10.34%	165	2004
	10.000000	13.636241	36.36%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.857367	19.554618	23.32%	562	2010
	12.922305	15.857367	22.71%	627	2009
	19.578133	12.922305	-34.00%	277	2008
	21.648088	19.578133	-9.56%	0	2007
	18.960047	21.648088	14.18%	25	2006
	18.918543	18.960047	0.22%	29	2005
	16.584685	18.918543	14.07%	34	2004
	10.000000	16.584685	65.85%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.677960	19.104866	21.86%	1,459	2010
	11.961633	15.677960	31.07%	1,518	2009
	19.902575	11.961633	-39.90%	822	2008
	20.036196	19.902575	-0.67%	1,239	2007
	18.387630	20.036196	8.97%	159	2006
	16.836188	18.387630	9.21%	87	2005
	14.537072	16.836188	15.82%	103	2004
	10.000000	14.537072	45.37%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.765387	12.988392	10.39%	244	2010
	9.610871	11.765387	22.42%	244	2009
	16.883208	9.610871	-43.07%	244	2008
	16.051475	16.883208	5.18%	244	2007
	14.516509	16.051475	10.57%	812	2006
	13.908480	14.516509	4.37%	244	2005
	13.023406	13.908480	6.80%	0	2004
	10.000000	13.023406	30.23%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.047616	8.920861	26.58%	0	2010
	5.538460	7.047616	27.25%	211	2009
	10.000000	5.538460	-44.62%	1,410	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.210230	10.195882	-0.14%	43,381	2010
	9.776899	10.210230	4.43%	43,010	2009
	10.000000	9.776899	-2.23%	19,835	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.192369	14.308337	8.46%	226	2010
	10.000000	13.192369	31.92%	217	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.819648	13.563910	5.81%	9,025	2010
	10.000000	12.819648	28.20%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.816111	13.288936	3.69%	1,071	2010
	10.000000	12.816111	28.16%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.802463	14.410687	12.56%	11,057	2010
	10.236888	12.802463	25.06%	13,018	2009
	16.724821	10.236888	-38.79%	7,488	2008
	17.615270	16.724821	-5.05%	340	2007
	15.633146	17.615270	12.68%	837	2006
	15.423379	15.633146	1.36%	429	2005
	13.510397	15.423379	14.16%	106	2004
	10.000000	13.510397	35.10%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.909771	13.431716	12.78%	0	2010
	8.763902	11.909771	35.90%	234	2009
	15.068940	8.763902	-41.84%	235	2008
	14.574459	15.068940	3.39%	225	2007
	12.731834	14.574459	14.47%	4,963	2006
	11.448989	12.731834	0.112048758	592	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.092515	20.410726	12.81%	0	2010
	13.316012	18.092515	35.87%	0	2009
	22.889842	13.316012	-41.83%	0	2008
	22.134009	22.889842	3.41%	0	2007
	19.341502	22.134009	14.44%	0	2006
	17.390723	19.341502	11.22%	0	2005
	15.003950	17.390723	15.91%	0	2004
	10.000000	15.003950	50.04%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.436100	2.714173	11.41%	0	2010
	1.976432	2.436100	23.26%	0	2009
	9.486937	1.976432	-79.17%	0	2008
	10.000000	9.486937	-5.13%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.353015	3.741338	11.58%	0	2010
	2.730405	3.353015	22.80%	0	2009
	13.071001	2.730405	-79.11%	0	2008
	13.471187	13.071001	-2.97%	0	2007
	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004
	10.000000	11.995661	19.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.098149	13.662735	12.93%	4,927	2010
	9.694514	12.098149	24.79%	5,023	2009
	16.201647	9.694514	-40.16%	4,548	2008
	15.956906	16.201647	1.53%	0	2007
	14.260271	15.956906	11.90%	620	2006
	13.830819	14.260271	3.11%	0	2005
	12.996768	13.830819	6.42%	0	2004
	10.000000	12.996768	29.97%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.143091	19.368899	19.98%	1,621	2010
	12.095861	16.143091	33.46%	1,695	2009
	20.012111	12.095861	-39.56%	1,769	2008
	20.817957	20.012111	-3.87%	0	2007
	18.620810	20.817957	11.80%	195	2006
	17.405765	18.620810	6.98%	483	2005
	14.978953	17.405765	16.20%	102	2004
	10.000000	14.978953	49.79%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.782337	11.498066	6.64%	0	2010
	10.000000	10.782337	7.82%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.861161	11.138787	2.56%	2,434	2010
	10.000000	10.861161	8.61%	0	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.634936	11.860138	11.52%	0	2010
	8.402644	10.634936	26.57%	0	2009
	14.058970	8.402644	-40.23%	0	2008
	15.348424	14.058970	-8.40%	0	2007
	13.580075	15.348424	13.02%	0	2006
	13.235273	13.580075	2.61%	0	2005
	12.217048	13.235273	8.33%	0	2004
	10.000000	12.217048	22.17%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.625933	14.617609	7.28%	0	2010
	11.213197	13.625933	21.52%	0	2009
	20.520325	11.213197	-45.36%	0	2008
	19.424187	20.520325	5.64%	0	2007
	15.597228	19.424187	24.54%	0	2006
	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004
	10.000000	12.584302	25.84%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.762039	15.031229	17.78%	0	2010
	7.986202	12.762039	59.80%	0	2009
	13.008807	7.986202	-38.61%	0	2008
	12.646107	13.008807	2.87%	0	2007
	12.300885	12.646107	2.81%	0	2006
	11.935860	12.300885	3.06%	0	2005
	11.655293	11.935860	2.41%	0	2004
	10.000000	11.655293	16.55%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.459392	4.59%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.961433	10.378571	4.19%	4,168	2010
	9.340608	9.961433	6.65%	4,117	2009
	10.698770	9.340608	-12.69%	3,261	2008
	10.430297	10.698770	2.57%	0	2007
	10.329181	10.430297	0.98%	299	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.227155	18.432890	7.00%	0	2010
	13.579469	17.227155	26.86%	0	2009
	16.381783	13.579469	-17.11%	0	2008
	15.794128	16.381783	3.72%	0	2007
	14.618624	15.794128	8.04%	0	2006
	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004
	10.000000	12.457054	24.57%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.718153	17.18%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.448604	15.387274	23.61%	627	2010
	8.364439	12.448604	48.83%	0	2009

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.816881	12.989651	9.92%	312	2010
	10.075814	11.816881	17.28%	312	2009
	17.435268	10.075814	-42.21%	312	2008
	17.064599	17.435268	2.17%	779	2007
	14.967672	17.064599	14.01%	840	2006
	14.683317	14.967672	1.94%	839	2005
	13.547207	14.683317	8.39%	1,277	2004
	10.000000	13.547207	35.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.920857	20.874369	23.36%	2,971	2010
	12.171559	16.920857	39.02%	0	2009
	19.440140	12.171559	-37.39%	0	2008
	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004
	10.000000	14.642139	46.42%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.427508	11.706243	2.44%	7,855	2010
	10.639708	11.427508	7.40%	1,430	2009
	11.094373	10.639708	-4.10%	1,464	2008
	10.398993	11.094373	6.69%	0	2007
	10.503624	10.398993	-1.00%	0	2006
	10.611882	10.503624	-1.02%	0	2005
	10.291552	10.611882	3.11%	705	2004
	10.000000	10.291552	2.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	12.008004	13.324023	10.96%	445	2010
	10.462657	12.008004	14.77%	445	2009
	16.449826	10.462657	-36.40%	445	2008
	16.956218	16.449826	-2.99%	445	2007
	14.894305	16.956218	13.84%	445	2006
	14.622353	14.894305	1.86%	445	2005
	13.328855	14.622353	9.70%	445	2004
	10.000000	13.328855	33.29%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.521407	13.358495	15.94%	2,147	2010
	9.108360	11.521407	26.49%	604	2009
	12.381706	9.108360	-26.44%	563	2008
	13.023425	12.381706	-4.93%	871	2007
	11.115071	13.023425	17.17%	35	2006
	10.000000	11.115071	11.15%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.969753	12.803302	6.96%	0	2010
	10.000000	11.969753	19.70%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.844234	19.428449	22.62%	4,973	2010
	13.004399	15.844234	21.84%	0	2009
	19.317027	13.004399	-32.68%	0	2008
	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004
	10.000000	14.418238	44.18%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.421688	13.864896	11.62%	1,023	2010
	10.112851	12.421688	22.83%	451	2009
	16.557317	10.112851	-38.92%	451	2008
	16.185093	16.557317	2.30%	698	2007
	14.415353	16.185093	12.28%	701	2006
	14.163472	14.415353	1.78%	697	2005
	13.170537	14.163472	7.54%	695	2004
	10.000000	13.170537	31.71%	161	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.505268	14.020079	12.11%	8,593	2010
	10.498713	12.505268	19.11%	0	2009
	15.330307	10.498713	-31.52%	0	2008
	14.724740	15.330307	4.11%	0	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004
	10.000000	12.546704	25.47%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.847216	12.553652	27.48%	0	2010
	8.034864	9.847216	22.56%	0	2009
	13.250549	8.034864	-39.36%	0	2008
	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004
	10.000000	13.648154	36.48%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.108087	13.334420	10.13%	0	2010
	10.969747	12.108087	10.38%	0	2009
	16.005727	10.969747	-31.46%	0	2008
	14.982308	16.005727	6.83%	0	2007
	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004
	10.000000	12.835006	28.35%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.007581	11.615366	5.52%	0	2010
	9.400709	11.007581	17.09%	214	2009
	10.434843	9.400709	-9.91%	214	2008
	10.185796	10.434843	2.45%	214	2007
	10.057359	10.185796	1.28%	214	2006
	10.218953	10.057359	-1.58%	214	2005
	10.149419	10.218953	0.69%	0	2004
	10.000000	10.149419	1.49%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.546844	11.567530	9.68%	12,342	2010
	8.731219	10.546844	20.79%	18,293	2009
	11.973480	8.731219	-27.08%	19,490	2008
	11.333906	11.973480	5.64%	4,828	2007
	10.612895	11.333906	6.79%	4,828	2006
	10.000000	10.612895	6.13%	4,828	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.446336	11.638850	11.42%	3,125	2010
	8.339025	10.446336	25.27%	17,060	2009
	12.734608	8.339025	-34.52%	17,399	2008
	11.885019	12.734608	7.15%	17,674	2007
	10.917246	11.885019	8.86%	17,915	2006
	10.000000	10.917246	9.17%	0	2005*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.204831	11.525093	12.94%	16,781	2010
	7.982886	10.204831	27.83%	23,502	2009
	13.249973	7.982886	-39.75%	23,502	2008
	12.242110	13.249973	8.23%	23,502	2007
	11.123821	12.242110	10.05%	23,042	2006
	10.000000	11.123821	11.24%	23,042	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.690020	15.896995	16.12%	0	2010
	9.519567	13.690020	43.81%	0	2009
	21.426574	9.519567	-55.57%	0	2008
	15.098789	21.426574	41.91%	0	2007
	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.319644	13.796680	11.99%	9,085	2010
	9.733362	12.319644	26.57%	1,925	2009
	17.466611	9.733362	-44.27%	1,925	2008
	17.700989	17.466611	-1.32%	2,316	2007
	15.144591	17.700989	16.88%	2,384	2006
	14.719744	15.144591	2.89%	2,056	2005
	13.579393	14.719744	8.40%	395	2004
	10.000000	13.579393	35.79%	281	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.634753	14.043914	20.71%	372	2010
	9.330044	11.634753	24.70%	372	2009
	18.171520	9.330044	-48.66%	948	2008
	14.724045	18.171520	23.41%	948	2007
	14.176563	14.724045	3.86%	948	2006
	13.787725	14.176563	2.82%	576	2005
	13.720126	13.787725	0.49%	576	2004
	10.000000	13.720126	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.213147	11.752048	4.81%	179,233	2010
	9.964971	11.213147	12.53%	277,942	2009
	10.592391	9.964971	-5.92%	261,266	2008
	10.444489	10.592391	1.42%	267,528	2007
	10.291329	10.444489	1.49%	136,419	2006
	10.363516	10.291329	-0.70%	6,783	2005
	10.207031	10.363516	1.53%	0	2004
	10.000000	10.207031	2.07%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.579731	24.532712	25.30%	4,866	2010
	14.376832	19.579731	36.19%	5,052	2009
	24.429564	14.376832	-41.15%	6,894	2008
	21.738032	24.429564	12.38%	10,254	2007
	19.844027	21.738032	9.54%	10,764	2006
	17.253206	19.844027	15.02%	7,895	2005
	14.202577	17.253206	21.48%	1,460	2004
	10.000000	14.202577	42.03%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.472568	18.112411	9.95%	0	2010
	13.392232	16.472568	23.00%	0	2009
	24.524388	13.392232	-45.39%	0	2008
	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004
	10.000000	14.655363	46.55%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.141449	12.250198	9.95%	224	2010
	9.059475	11.141449	22.98%	223	2009
	16.585835	9.059475	-45.38%	206	2008
	14.541388	16.585835	14.06%	228	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.413239	18.976719	23.12%	89	2010
	10.064495	15.413239	53.14%	174	2009
	21.202732	10.064495	-52.53%	174	2008
	20.637677	21.202732	2.74%	1,116	2007
	18.254014	20.637677	13.06%	1,167	2006
	18.286473	18.254014	-0.18%	1,292	2005
	16.483660	18.286473	10.94%	1,175	2004
	10.000000	16.483660	64.84%	61	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.096749	11.086382	9.80%	498	2010
	7.640967	10.096749	32.14%	498	2009
	11.146886	7.640967	-31.45%	498	2008
	11.025935	11.146886	1.10%	498	2007
	10.000000	11.025935	10.26%	498	2006*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.513402	14.712054	17.57%	1,695	2010
	10.942922	12.513402	14.35%	4,268	2009
	15.404295	10.942922	-28.96%	5,666	2008
	16.246329	15.404295	-5.18%	8,782	2007
	14.233070	16.246329	14.14%	8,523	2006
	14.120595	14.233070	0.80%	6,552	2005
	13.054225	14.120595	8.17%	1,247	2004
	10.000000	13.054225	30.54%	158	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.248200	20.303088	24.96%	34,864	2010
	12.909587	16.248200	25.86%	59,503	2009
	19.778357	12.909587	-34.73%	0	2008
	20.793799	19.778357	-4.88%	0	2007
	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004
	10.000000	14.268246	42.68%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.304096	8.922286	7.44%	0	2010
	6.542223	8.304096	26.93%	0	2009
	10.000000	6.542223	-34.58%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.296879	17.518061	14.52%	0	2010
	9.092581	15.296879	68.23%	0	2009
	19.715874	9.092581	-53.88%	0	2008
	15.722482	19.715874	25.40%	0	2007
	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.469514	18.455595	5.64%	0	2010
	13.081038	17.469514	33.55%	0	2009
	22.515223	13.081038	-41.90%	0	2008
	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004
	10.000000	13.634901	36.35%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.683992	13.399958	5.64%	2,071	2010
	9.486961	12.683992	33.70%	1,105	2009
	16.332946	9.486961	-41.92%	140,535	2008
	14.519847	16.332946	12.49%	70,695	2007
	12.266150	14.519847	18.37%	43,307	2006
	11.428183	12.266150	7.33%	2,635	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.834107	15.420113	11.46%	0	2010
	11.960959	13.834107	15.66%	0	2009
	11.556646	11.960959	3.50%	0	2008
	10.682130	11.556646	8.19%	0	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.292162	2.92%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.265383	12.65%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.733773	12.050820	12.27%	1,538	2010
	9.124231	10.733773	17.64%	452	2009
	16.320214	9.124231	-44.09%	1,038	2008
	14.990766	16.320214	8.87%	1,109	2007
	14.503375	14.990766	3.36%	1,120	2006
	13.705989	14.503375	5.82%	1,120	2005
	13.226979	13.705989	3.62%	1,120	2004
	10.000000	13.226979	32.27%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.384907	16.607906	15.45%	327	2010
	10.395982	14.384907	38.37%	3,303	2009
	20.178627	10.395982	-48.48%	4,945	2008
	18.733504	20.178627	7.71%	6,498	2007
	16.534458	18.733504	13.30%	7,053	2006
	15.527047	16.534458	6.49%	5,097	2005
	13.822665	15.527047	12.33%	360	2004
	10.000000	13.822665	38.23%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.761044	12.455671	5.91%	0	2010
	10.000000	11.761044	17.61%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.641613	15.426977	5.36%	0	2010
	11.963925	14.641613	22.38%	0	2009
	14.626158	11.963925	-18.20%	0	2008
	13.610743	14.626158	7.46%	0	2007
	12.648544	13.610743	7.61%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004
	10.000000	11.423100	14.23%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.024431	17.665535	3.77%	1,723	2010
	11.964347	17.024431	42.29%	232	2009
	22.047442	11.964347	-45.73%	231	2008
	16.560361	22.047442	33.13%	130	2007
	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004
	10.000000	12.348942	23.49%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.160298	11.60%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.082467	25.688138	21.85%	0	2010
	12.081098	21.082467	74.51%	14,492	2009
	25.943210	12.081098	-53.43%	15,466	2008
	20.789262	25.943210	24.79%	6,487	2007
	14.541237	20.789262	42.97%	18,412	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.720539	37.427896	21.83%	0	2010
	17.604164	30.720539	74.51%	0	2009
	37.818595	17.604164	-53.45%	0	2008
	30.318342	37.818595	24.74%	0	2007
	21.216096	30.318342	42.90%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004
	10.000000	14.265241	42.65%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.659314	6.59%	1,005	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.703810	13.884487	9.29%	396	2010
	9.372096	12.703810	35.55%	396	2009
	15.261575	9.372096	-38.59%	396	2008
	14.107738	15.261575	8.18%	1,118	2007
	13.490499	14.107738	4.58%	1,230	2006
	13.281117	13.490499	1.58%	833	2005
	12.505036	13.281117	6.21%	833	2004
	10.000000	12.505036	25.05%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.522997	15.740351	8.38%	110,218	2010
	12.170575	14.522997	19.33%	132,464	2009
	18.569909	12.170575	-34.46%	1,088	2008
	17.713360	18.569909	4.84%	1,051	2007
	15.082636	17.713360	17.44%	454	2006
	14.536075	15.082636	3.76%	454	2005
	12.990444	14.536075	11.90%	454	2004
	10.000000	12.990444	29.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.348803	9.591920	2.60%	108,932	2010
	8.465200	9.348803	10.44%	167,647	2009
	10.034249	8.465200	-15.64%	293,488	2008
	9.829228	10.034249	2.09%	263,697	2007
	9.679002	9.829228	1.55%	154,290	2006
	9.790262	9.679002	-1.14%	64	2005
	9.968772	9.790262	-1.79%	0	2004
	10.000000	9.968772	-0.31%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.408503	12.132589	16.56%	180	2010
	8.701066	10.408503	19.62%	183	2009
	14.752589	8.701066	-41.02%	150	2008
	15.063279	14.752589	-2.06%	135	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004
	10.000000	13.431782	34.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.278963	14.701022	19.73%	0	2010
	9.587339	12.278963	28.07%	0	2009
	16.247159	9.587339	-40.99%	141	2008
	15.494930	16.247159	4.85%	195,071	2007
	13.983136	15.494930	10.81%	130,706	2006
	13.427203	13.983136	4.14%	6082	2005
	12.163238	13.427203	10.39%	0	2004
	10.000000	12.163238	21.63%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.337108	13.603911	10.27%	1,584	2010
	10.000000	12.337108	23.37%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.833028	9.642376	9.16%	381,891	2010
	7.344487	8.833028	20.27%	387,849	2009
	10.732657	7.344487	-31.57%	380,898	2008
	10.377716	10.732657	3.42%	91,559	2007
	10.000000	10.377716	3.78%	32,157	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.978477	10.306571	3.29%	317,960	2010
	9.130214	9.978477	9.29%	305,976	2009
	10.395406	9.130214	-12.17%	321,333	2008
	10.359960	10.395406	0.34%	64,911	2007
	10.000000	10.359960	3.60%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.799774	10.629301	8.46%	6,602	2010
	7.101625	9.799774	37.99%	471	2009
	11.876563	7.101625	-40.20%	488	2008
	10.658003	11.876563	11.43%	292	2007
	10.000000	10.658003	6.58%	0	2006*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.166735	9.406610	15.18%	8,208	2010
	6.038560	8.166735	35.24%	2,404	2009
	11.108347	6.038560	-45.64%	9,477	2008
	10.188370	11.108347	9.03%	7,749	2007
	10.000000	10.188370	1.88%	6,005	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.473482	8.082379	8.15%	442,522	2010
	5.868092	7.473482	27.36%	434,278	2009
	9.722931	5.868092	-39.65%	417,606	2008
	10.000000	9.722931	-2.77%	63,959	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.683945	15.089297	10.27%	0	2010
	9.617685	13.683945	42.28%	0	2009
	13.705729	9.617685	-29.83%	0	2008
	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004
	10.000000	11.819638	18.20%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.198674	12.349432	10.28%	0	2010
	7.866527	11.198674	42.36%	0	2009
	11.227166	7.866527	-29.93%	0	2008
	11.168702	11.227166	0.52%	0	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.551323	8.491116	12.45%	0	2010
	5.065862	7.551323	49.06%	0	2009
	10.000000	5.065862	-49.34%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.765678	9.350943	20.41%	163,186	2010
	6.070614	7.765678	27.92%	285,695	2009
	10.000000	6.070614	-39.29%	320,799	2008*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.935787	8.890218	12.03%	0	2010
	6.303170	7.935787	25.90%	0	2009
	10.000000	6.303170	-36.97%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.168916	9.865025	7.59%	241,220	2010
	7.852379	9.168916	16.77%	177,117	2009
	10.000000	7.852379	-21.48%	177,117	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.634762	9.457221	9.52%	329,395	2010
	7.136271	8.634762	21.00%	10,638	2009
	10.000000	7.136271	-28.64%	10,638	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.904798	10.308704	4.08%	0	2010
	8.993013	9.904798	10.14%	0	2009
	10.000000	8.993013	-10.07%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.902263	9.661834	8.53%	175,858	2010
	7.491083	8.902263	18.84%	18,893	2009
	10.000000	7.491083	-25.09%	1,994	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.358577	9.229854	10.42%	5,314	2010
	6.776253	8.358577	23.35%	0	2009
	10.000000	6.776253	-32.24%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.437218	10.027472	6.25%	18,846	2010
	8.229175	9.437218	14.68%	0	2009
	10.000000	8.229175	-17.71%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.321677	10.740293	4.06%	122,176	2010
	9.753752	10.321677	5.82%	188,700	2009
	10.000000	9.753752	-2.46%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.073984	11.667296	5.36%	160	2010
	9.759531	11.073984	13.47%	0	2009
	10.000000	9.759531	-2.40%	0	2008*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.657203	34.630382	12.96%	0	2010
	19.289618	30.657203	58.93%	0	2009
	47.054817	19.289618	-59.01%	0	2008
	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004
	10.000000	16.540376	65.40%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.524835	20.921315	12.94%	0	2010
	11.655901	18.524835	58.93%	0	2009
	28.388430	11.655901	-58.94%	0	2008
	20.030764	28.388430	41.72%	0	2007
	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.154997	11.390386	2.11%	140,588	2010
	11.147169	11.154997	0.07%	240,245	2009
	10.619040	11.147169	4.97%	281,568	2008
	10.170346	10.619040	4.41%	248,070	2007
	10.098317	10.170346	0.71%	139,960	2006
	10.034351	10.098317	0.64%	6,830	2005
	9.971617	10.034351	0.63%	0	2004
	10.000000	9.971617	-0.28%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.829224	7.520638	10.12%	1,885	2010
	5.413580	6.829224	26.15%	771	2009
	10.000000	5.413580	-45.86%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.983117	8.355280	4.66%	0	2010
	6.369716	7.983117	25.33%	0	2009
	11.486226	6.369716	-44.54%	0	2008
	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.270643	15.941481	11.71%	118,978	2010
	11.512141	14.270643	23.96%	251,005	2009
	18.705868	11.512141	-38.46%	358,628	2008
	18.118493	18.705868	3.24%	448,413	2007
	15.907856	18.118493	13.90%	446,129	2006
	15.123351	15.907856	5.19%	396,324	2005
	13.609991	15.123351	11.12%	145,382	2004
	10.000000	13.609991	36.10%	26,188	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.441283	12.243948	7.02%	5,480	2010
	10.000000	11.441283	14.41%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	11.995956	13.096652	9.18%	0	2010
	10.000000	11.995956	19.96%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.305970	11.666968	3.19%	0	2010
	10.635584	11.305970	6.30%	14,960	2009
	11.613381	10.635584	-8.42%	15,293	2008
	11.310306	11.613381	2.68%	28,807	2007
	10.931599	11.310306	3.46%	21,677	2006
	10.857791	10.931599	0.68%	31,289	2005
	10.646571	10.857791	1.98%	29,720	2004
	10.000000	10.646571	6.47%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.889966	13.932384	8.09%	856,316	2010
	11.102684	12.889966	16.10%	1,236,019	2009
	14.834493	11.102684	-25.16%	1,350,491	2008
	14.409293	14.834493	2.95%	1,439,439	2007
	13.277824	14.409293	8.52%	1,258,989	2006
	12.933076	13.277824	2.67%	449,363	2005
	12.116049	12.933076	6.74%	110,109	2004
	10.000000	12.116049	21.16%	10,645	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.807159	15.182222	9.96%	206,876	2010
	11.390121	13.807159	21.22%	316,538	2009
	17.036643	11.390121	-33.14%	353,824	2008
	16.471815	17.036643	3.43%	399,923	2007
	14.755964	16.471815	11.63%	398,098	2006
	14.140874	14.755964	4.35%	254,592	2005
	12.945322	14.140874	9.24%	67,826	2004
	10.000000	12.945322	29.45%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.164556	12.864085	5.75%	206,864	2010
	10.896205	12.164556	11.64%	242,335	2009
	13.161523	10.896205	-17.21%	272,864	2008
	12.760116	13.161523	3.15%	228,213	2007
	12.075916	12.760116	5.67%	146,847	2006
	11.859009	12.075916	1.83%	123,966	2005
	11.356286	11.859009	4.43%	8,422	2004
	10.000000	11.356286	13.56%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.196685	19.919798	22.99%	0	2010
	12.153449	16.196685	33.27%	123	2009
	19.629907	12.153449	-38.09%	123	2008
	18.730452	19.629907	4.80%	194	2007
	17.489639	18.730452	7.09%	196	2006
	16.008905	17.489639	9.25%	194	2005
	14.194622	16.008905	12.78%	274	2004
	10.000000	14.194622	41.95%	74	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.735058	9.486829	-2.55%	43,739	2010
	9.985606	9.735058	-2.51%	33,760	2009
	10.040699	9.985606	-0.55%	25,906	2008
	9.833599	10.040699	2.11%	59,955	2007
	9.652899	9.833599	1.87%	33,679	2006
	9.647389	9.652899	0.06%	10,757	2005
	9.820156	9.647389	-1.76%	12,282	2004
	10.000000	9.820156	-1.80%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.383200	12.267503	7.77%	14,301	2010
	9.391312	11.383200	21.21%	1,073	2009
	11.651891	9.391312	-19.40%	1,220	2008
	11.429808	11.651891	1.94%	1,567	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004
	10.000000	10.820723	8.21%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.984057	8.854791	10.91%	142,957	2010
	6.019470	7.984057	32.64%	241,277	2009
	10.000000	6.019470	-39.81%	229,957	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.677962	14.115179	3.20%	0	2010
	10.837865	13.677962	26.21%	0	2009
	20.780992	10.837865	-47.85%	0	2008
	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004
	10.000000	13.663665	36.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.755630	10.063270	3.15%	6,231	2010
	7.730977	9.755630	26.19%	472	2009
	14.816179	7.730977	-47.82%	84,722	2008
	14.806572	14.816179	0.06%	99,451	2007
	12.411825	14.806572	19.29%	51,873	2006
	11.391374	12.411825	8.96%	3,199	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.880412	8.859090	12.42%	73,465	2010
	6.251616	7.880412	26.05%	140,938	2009
	10.000000	6.251616	-37.48%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.747515	8.512429	9.87%	0	2010
	6.239816	7.747515	24.16%	0	2009
	10.000000	6.239816	-37.60%	0	2008*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.609490	9.378430	23.25%	84,413	2010
	6.162707	7.609490	23.48%	118,084	2009
	10.000000	6.162707	-38.37%	102,251	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.444937	9.845472	16.58%	85,278	2010
	6.642101	8.444937	27.14%	120,392	2009
	10.000000	6.642101	-33.58%	177,304	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.912901	13.304735	21.92%	0	2010
	8.804755	10.912901	23.94%	0	2009
	16.900776	8.804755	-47.90%	0	2008
	15.840536	16.900776	6.69%	0	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004
	10.000000	13.630117	36.30%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.801537	19.475784	23.25%	0	2010
	12.883408	15.801537	22.65%	0	2009
	19.529246	12.883408	-34.03%	0	2008
	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004
	10.000000	16.577254	65.77%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.622746	19.027826	21.80%	1,084	2010
	11.925620	15.622746	31.00%	395	2009
	19.852863	11.925620	-39.93%	22,646	2008
	19.996473	19.852863	-0.72%	20,577	2007
	18.360569	19.996473	8.91%	17,952	2006
	16.820009	18.360569	9.16%	799	2005
	14.530553	16.820009	15.76%	0	2004
	10.000000	14.530553	45.31%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.723931	12.935991	10.34%	111,186	2010
	9.581929	11.723931	22.35%	182,259	2009
	16.841033	9.581929	-43.10%	217,346	2008
	16.019638	16.841033	5.13%	164,268	2007
	14.495128	16.019638	10.52%	112,473	2006
	13.895106	14.495128	4.32%	5,225	2005
	13.017569	13.895106	6.74%	0	2004
	10.000000	13.017569	30.18%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.041577	8.908647	26.51%	0	2010
	5.536549	7.041577	27.18%	0	2009
	10.000000	5.536549	-44.63%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.201506	10.181934	-0.19%	14,994	2010
	9.773555	10.201506	4.38%	3,645	2009
	10.000000	9.773555	-2.26%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.187850	14.296117	8.40%	0	2010
	10.000000	13.187850	31.88%	0	2009

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.815268	13.552335	5.75%	7,631	2010
	10.000000	12.815268	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.811727	13.277584	3.64%	101,387	2010
	10.000000	12.811727	28.12%	171,565	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.757362	14.352557	12.50%	29,494	2010
	10.206059	12.757362	25.00%	13,172	2009
	16.683031	10.206059	-38.82%	33,435	2008
	17.580325	16.683031	-5.10%	117,274	2007
	15.610111	17.580325	12.62%	90,431	2006
	15.408536	15.610111	1.31%	12,433	2005
	13.504333	15.408536	14.10%	1,840	2004
	10.000000	13.504333	35.04%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.875245	13.385913	12.72%	0	2010
	8.742977	11.875245	35.83%	0	2009
	15.040679	8.742977	-41.87%	0	2008
	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	18.028802	20.328432	12.76%	0	2010
	13.275934	18.028802	35.80%	0	2009
	22.832692	13.275934	-41.86%	0	2008
	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004
	10.000000	14.997227	49.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.432758	2.709053	11.36%	0	2010
	1.974736	2.432758	23.19%	0	2009
	9.483683	1.974736	-79.18%	0	2008
	10.000000	9.483683	-5.16%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.341210	3.726248	11.52%	0	2010
	2.722186	3.341210	22.74%	0	2009
	13.038375	2.722186	-79.12%	0	2008
	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004
	10.000000	11.990272	19.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.055541	13.607633	12.87%	108,164	2010
	9.665322	12.055541	24.73%	169,515	2009
	16.161175	9.665322	-40.19%	185,768	2008
	15.925256	16.161175	1.48%	153,469	2007
	14.239272	15.925256	11.84%	116,615	2006
	13.817518	14.239272	3.05%	6454	2005
	12.990931	13.817518	6.36%	82	2004
	10.000000	12.990931	29.91%	161	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.086219	19.290778	19.92%	0	2010
	12.059435	16.086219	33.39%	0	2009
	19.962121	12.059435	-39.59%	49,584	2008
	20.776676	19.962121	-3.92%	28,645	2007
	18.593399	20.776676	11.74%	18,584	2006
	17.389038	18.593399	6.93%	784	2005
	14.972238	17.389038	16.14%	0	2004
	10.000000	14.972238	49.72%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.778640	11.488230	6.58%	0	2010
	10.000000	10.778640	7.79%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.857437	11.129257	2.50%	57,239	2010
	10.000000	10.857437	8.57%	77,003	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.598587	11.813552	11.46%	0	2010
	8.378222	10.598587	26.50%	0	2009
	14.025334	8.378222	-40.26%	0	2008
	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004
	10.000000	12.212863	22.13%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.579407	14.560233	7.22%	0	2010
	11.180653	13.579407	21.45%	0	2009
	20.471301	11.180653	-45.38%	0	2008
	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004
	10.000000	12.580004	25.80%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.718419	14.972189	17.72%	0	2010
	7.962992	12.718419	59.72%	0	2009
	12.977688	7.962992	-38.64%	0	2008
	12.622358	12.977688	2.82%	0	2007
	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004
	10.000000	11.651290	16.51%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.455834	4.56%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.927442	10.337855	4.13%	2,174	2010
	9.313512	9.927442	6.59%	2,110	2009
	10.673210	9.313512	-12.74%	203,256	2008
	10.410732	10.673210	2.52%	197,343	2007
	10.315071	10.410732	0.93%	107,208	2006
	10.183615	10.315071	1.29%	6036	2005
	10.041112	10.183615	1.42%	898	2004
	10.000000	10.041112	0.41%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.165409	18.357409	6.94%	0	2010
	13.537731	17.165409	26.80%	0	2009
	16.339813	13.537731	-17.15%	0	2008
	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004
	10.000000	12.450667	24.51%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.714173	17.14%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.415878	15.338966	23.54%	2,728	2010
	8.346733	12.415878	48.75%	0	2009

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.775225	12.937218	9.87%	0	2010
	10.045454	11.775225	17.22%	0	2009
	17.391707	10.045454	-42.24%	0	2008
	17.030758	17.391707	2.12%	0	2007
	14.945638	17.030758	13.95%	0	2006
	14.669210	14.945638	1.88%	0	2005
	13.541122	14.669210	8.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.861246	20.790175	23.30%	0	2010
	12.134914	16.861246	38.95%	0	2009
	19.391590	12.134914	-37.42%	0	2008
	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.386526	11.658277	2.39%	0	2010
	10.606993	11.386526	7.35%	0	2009
	11.065938	10.606993	-4.15%	701	2008
	10.377693	11.065938	6.63%	911	2007
	10.487479	10.377693	-1.05%	872	2006
	10.600995	10.487479	-1.07%	817	2005
	10.286270	10.600995	3.06%	755	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.965688	13.270258	10.90%	0	2010
	10.431155	11.965688	14.71%	0	2009
	16.408735	10.431155	-36.43%	0	2008
	16.922598	16.408735	-3.04%	0	2007
	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.493844	13.319708	15.89%	0	2010
	9.091242	11.493844	26.43%	0	2009
	12.364782	9.091242	-26.47%	0	2008
	13.012340	12.364782	-4.98%	0	2007
	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.965655	12.792360	6.91%	0	2010
	10.000000	11.965655	19.66%	0	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.788409	19.350089	22.56%	0	2010
	12.965228	15.788409	21.78%	0	2009
	19.268764	12.965228	-32.71%	0	2008
	19.916540	19.268764	-3.25%	0	2007
	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.377907	13.808945	11.56%	791	2010
	10.082386	12.377907	22.77%	791	2009
	16.515936	10.082386	-38.95%	791	2008
	16.152986	16.515936	2.25%	791	2007
	14.394124	16.152986	12.22%	791	2006
	14.149850	14.394124	1.73%	791	2005
	13.164627	14.149850	7.48%	791	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.461226	13.963553	12.06%	0	2010
	10.467112	12.461226	19.05%	0	2009
	15.292022	10.467112	-31.55%	640	2008
	14.695545	15.292022	4.06%	650	2007
	12.982487	14.695545	13.20%	639	2006
	12.800921	12.982487	1.42%	657	2005
	12.541065	12.800921	2.07%	642	2004

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.812493	12.502978	27.42%	0	2010
	8.010644	9.812493	22.49%	0	2009
	13.217414	8.010644	-39.39%	0	2008
	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.065448	13.280658	10.07%	0	2010
	10.936717	12.065448	10.32%	0	2009
	15.965735	10.936717	-31.50%	0	2008
	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.968767	11.568470	5.47%	0	2010
	9.372361	10.968767	17.03%	0	2009
	10.408726	9.372361	-9.96%	0	2008
	10.165556	10.408726	2.39%	1,535	2007
	10.042521	10.165556	1.23%	1,535	2006
	10.209113	10.042521	-1.63%	1,535	2005
	10.144849	10.209113	0.63%	1,535	2004

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.521607	11.533937	9.62%	0	2010
	8.714807	10.521607	20.73%	0	2009
	11.957115	8.714807	-27.12%	0	2008
	11.324246	11.957115	5.59%	0	2007
	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.421329	11.605026	11.36%	0	2010
	8.323333	10.421329	25.21%	0	2009
	12.717185	8.323333	-34.55%	0	2008
	11.874893	12.717185	7.09%	0	2007
	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.180422	11.491638	12.88%	0	2010
	7.967882	10.180422	27.77%	0	2009
	13.231866	7.967882	-39.78%	168	2008
	12.231694	13.231866	8.18%	168	2007
	11.120041	12.231694	10.00%	168	2006
	10.000000	11.120041	11.20%	0	2005*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.657248	15.850812	16.06%	0	2010
	9.501653	13.657248	43.74%	0	2009
	21.397269	9.501653	-55.59%	0	2008
	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.276191	13.740960	11.93%	0	2010
	9.704024	12.276191	26.51%	221	2009
	17.422948	9.704024	-44.30%	768	2008
	17.665851	17.422948	-1.37%	913	2007
	15.122257	17.665851	16.82%	913	2006
	14.705555	15.122257	2.83%	914	2005
	13.573275	14.705555	8.34%	914	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.593758	13.987258	20.64%	0	2010
	9.301945	11.593758	24.64%	0	2009
	18.126134	9.301945	-48.68%	0	2008
	14.694842	18.126134	23.35%	133	2007
	14.155702	14.694842	3.81%	133	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.173654	11.704638	4.75%	0	2010
	9.934979	11.173654	12.47%	1,306	2009
	10.565928	9.934979	-5.97%	3,073	2008
	10.423767	10.565928	1.36%	4,100	2007
	10.276160	10.423767	1.44%	2,197	2006
	10.353540	10.276160	-0.75%	2,091	2005
	10.202435	10.353540	1.48%	1,923	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.510775	24.433783	25.23%	286	2010
	14.333549	19.510775	36.12%	286	2009
	24.368547	14.333549	-41.18%	1,172	2008
	21.694933	24.368547	12.32%	1,191	2007
	19.814822	21.694933	9.49%	1,240	2006
	17.236623	19.814822	14.96%	1,274	2005
	14.196193	17.236623	21.42%	1,351	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.414558	18.039374	9.90%	0	2010
	13.351915	16.414558	22.94%	0	2009
	24.463153	13.351915	-45.42%	0	2008
	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.109114	12.208392	9.90%	0	2010
	9.037822	11.109114	22.92%	0	2009
	16.554692	9.037822	-45.41%	0	2008
	14.521578	16.554692	14.00%	0	2007
	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.358918	18.900152	23.06%	0	2010
	10.034168	15.358918	53.07%	193	2009
	21.149754	10.034168	-52.56%	193	2008
	20.596731	21.149754	2.69%	193	2007
	18.227113	20.596731	13.00%	193	2006
	18.268884	18.227113	-0.23%	193	2005
	16.476260	18.268884	10.88%	193	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.077763	11.059863	9.75%	0	2010
	7.630509	10.077763	32.07%	0	2009
	11.137362	7.630509	-31.49%	0	2008
	11.022190	11.137362	1.04%	0	2007
	10.000000	11.022190	10.22%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.469314	14.652709	17.51%	0	2010
	10.909972	12.469314	14.29%	228	2009
	15.365816	10.909972	-29.00%	6,615	2008
	16.214108	15.365816	-5.23%	8,766	2007
	14.212107	16.214108	14.09%	11,905	2006
	14.107001	14.212107	0.75%	12,223	2005
	13.048361	14.107001	8.11%	12,325	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.190962	20.221199	24.89%	0	2010
	12.870717	16.190962	25.80%	444	2009
	19.728948	12.870717	-34.76%	0	2008
	20.752566	19.728948	-4.93%	0	2007
	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.296998	8.910079	7.39%	0	2010
	6.539981	8.296998	26.87%	0	2009
	10.000000	6.539981	-34.60%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.260277	17.467198	14.46%	0	2010
	9.075481	15.260277	68.15%	0	2009
	19.688930	9.075481	-53.91%	0	2008
	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.407987	18.381177	5.59%	0	2010
	13.041659	17.407987	33.48%	0	2009
	22.458993	13.041659	-41.93%	0	2008
	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.647196	13.354242	5.59%	0	2010
	9.464296	12.647196	33.63%	0	2009
	16.302306	9.464296	-41.95%	1,405	2008
	14.500085	16.302306	12.43%	1,306	2007
	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.801045	15.375374	11.41%	0	2010
	11.938495	13.801045	15.60%	0	2009
	11.540855	11.938495	3.45%	0	2008
	10.673039	11.540855	8.13%	0	2007
	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.291293	2.91%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.264437	12.64%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.695974	12.002226	12.21%	0	2010
	9.096761	10.695974	17.58%	0	2009
	16.279450	9.096761	-44.12%	0	2008
	14.961038	16.279450	8.81%	0	2007
	14.482021	14.961038	3.31%	0	2006
	13.692808	14.482021	5.76%	0	2005
	13.221044	13.692808	3.57%	0	2004

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.334220	16.540906	15.39%	0	2010
	10.364674	14.334220	38.30%	0	2009
	20.128206	10.364674	-48.51%	0	2008
	18.696346	20.128206	7.66%	0	2007
	16.510103	18.696346	13.24%	0	2006
	15.512106	16.510103	6.43%	0	2005
	13.816459	15.512106	12.27%	0	2004

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.757011	12.445025	5.85%	0	2010
	10.000000	11.757011	17.57%	0	2009*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.590066	15.364795	5.31%	0	2010
	11.927914	14.590066	22.32%	0	2009
	14.589620	11.927914	-18.24%	0	2008
	13.583739	14.589620	7.41%	0	2007
	12.629911	13.583739	7.55%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.964411	17.594225	3.71%	0	2010
	11.928288	16.964411	42.22%	0	2009
	21.992318	11.928288	-45.76%	0	2008
	16.527481	21.992318	33.07%	0	2007
	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.156508	11.57%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.021288	25.600462	21.78%	0	2010
	12.052224	21.021288	74.42%	354	2009
	25.894541	12.052224	-53.46%	504	2008
	20.760964	25.894541	24.73%	228	2007
	14.528869	20.760964	42.89%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.612397	37.277050	21.77%	0	2010
	17.551188	30.612397	74.42%	0	2009
	37.724227	17.551188	-53.48%	0	2008
	30.258284	37.724227	24.67%	0	2007
	21.184904	30.258284	42.83%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.655694	6.56%	0	2010*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.659051	13.828473	9.24%	0	2010
	9.343867	12.659051	35.48%	0	2009
	15.223442	9.343867	-38.62%	332	2008
	14.079754	15.223442	8.12%	332	2007
	13.470636	14.079754	4.52%	332	2006
	13.268354	13.470636	1.52%	332	2005
	12.499430	13.268354	6.15%	332	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.471843	15.676882	8.33%	0	2010
	12.133930	14.471843	19.27%	903	2009
	18.523527	12.133930	-34.49%	150	2008
	17.678233	18.523527	4.78%	150	2007
	15.060428	17.678233	17.38%	150	2006
	14.522098	15.060428	3.71%	150	2005
	12.984608	14.522098	11.84%	150	2004

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.315852	9.553200	2.55%	414	2010
	8.439710	9.315852	10.38%	414	2009
	10.009175	8.439710	-15.68%	866	2008
	9.809727	10.009175	2.03%	1,318	2007
	9.664745	9.809727	1.50%	414	2006
	9.780856	9.664745	-1.19%	414	2005
	9.964302	9.780856	-1.84%	414	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.371833	12.083659	16.50%	0	2010
	8.674857	10.371833	19.56%	0	2009
	14.715730	8.674857	-41.05%	0	2008
	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.237008	14.643282	19.66%	0	2010
	9.559484	12.237008	28.01%	0	2009
	16.208287	9.559484	-41.02%	984	2008
	15.465846	16.208287	4.80%	3,245	2007
	13.964028	15.465846	10.75%	912	2006
	13.415718	13.964028	4.09%	937	2005
	12.159070	13.415718	10.34%	932	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.332886	13.592286	10.21%	0	2010
	10.000000	12.332886	23.33%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.816436	9.619337	9.11%	20,517	2010
	7.334447	8.816436	20.21%	1,522	2009
	10.723491	7.334447	-31.60%	0	2008
	10.374193	10.723491	3.37%	0	2007
	10.000000	10.374193	3.74%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.959707	10.281906	3.24%	17,643	2010
	9.117726	9.959707	9.23%	1,302	2009
	10.386521	9.117726	-12.22%	0	2008
	10.356442	10.386521	0.29%	0	2007
	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.781346	10.603869	8.41%	0	2010
	7.091912	9.781346	37.92%	0	2009
	11.866415	7.091912	-40.24%	0	2008
	10.654381	11.866415	11.38%	0	2007
	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.151395	9.384127	15.12%	0	2010
	6.030294	8.151395	35.17%	0	2009
	11.098840	6.030294	-45.67%	510	2008
	10.184907	11.098840	8.97%	516	2007
	10.000000	10.184907	1.85%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.463240	8.067167	8.09%	25,460	2010
	5.863065	7.463240	27.29%	1,865	2009
	9.719606	5.863065	-39.68%	0	2008
	10.000000	9.719606	-2.80%	0	2007

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.635810	15.028500	10.21%	0	2010
	9.588764	13.635810	42.21%	0	2009
	13.671531	9.588764	-29.86%	0	2008
	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.171907	12.313589	10.22%	0	2010
	7.851747	11.171907	42.29%	0	2009
	11.211828	7.851747	-29.97%	0	2008
	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.544861	8.479501	12.39%	0	2010
	5.064119	7.544861	48.99%	0	2009
	10.000000	5.064119	-49.36%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.759049	9.338170	20.35%	0	2010
	6.068531	7.759049	27.86%	1,944	2009
	10.000000	6.068531	-39.31%	2,527	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.928995	8.878058	11.97%	0	2010
	6.301009	7.928995	25.84%	0	2009
	10.000000	6.301009	-36.99%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.161073	9.851534	7.54%	6,332	2010
	7.849688	9.161073	16.71%	0	2009
	10.000000	7.849688	-21.50%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.627368	9.444268	9.47%	0	2010
	7.133822	8.627368	20.94%	0	2009
	10.000000	7.133822	-28.66%	0	2008*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.896341	10.294614	4.02%	26,780	2010
	8.989941	9.896341	10.08%	26,780	2009
	10.000000	8.989941	-10.10%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.894643	9.648622	8.48%	0	2010
	7.488515	8.894643	18.78%	0	2009
	10.000000	7.488515	-25.11%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.351413	9.217214	10.37%	0	2010
	6.773928	8.351413	23.29%	0	2009
	10.000000	6.773928	-32.26%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.429143	10.013747	6.20%	0	2010
	8.226353	9.429143	14.62%	0	2009
	10.000000	8.226353	-17.74%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.312850	10.725597	4.00%	0	2010
	9.750412	10.312850	5.77%	0	2009
	10.000000	9.750412	-2.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.064523	11.651356	5.30%	0	2010
	9.756196	11.064523	13.41%	0	2009
	10.000000	9.756196	-2.44%	0	2008*

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.549234	34.490757	12.90%	0	2010
	19.231549	30.549234	58.85%	0	2009
	46.937362	19.231549	-59.03%	0	2008
	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.471067	20.849901	12.88%	0	2010
	11.628035	18.471067	58.85%	0	2009
	28.335167	11.628035	-58.96%	0	2008
	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.115694	11.344430	2.06%	0	2010
	11.113588	11.115694	0.02%	1,298	2009
	10.592482	11.113588	4.92%	1,753	2008
	10.150136	10.592482	4.36%	1,456	2007
	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.823369	7.510337	10.07%	0	2010
	5.411724	6.823369	26.08%	0	2009
	10.000000	5.411724	-45.88%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.968097	8.335292	4.61%	0	2010
	6.360992	7.968097	25.27%	0	2009
	11.476395	6.360992	-44.57%	0	2008
	10.772989	11.476395	6.53%	0	2007
	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.220356	15.877168	11.65%	9,573	2010
	11.477467	14.220356	23.90%	47,948	2009
	18.659137	11.477467	-38.49%	80,719	2008
	18.082559	18.659137	3.19%	95,694	2007
	15.884425	18.082559	13.84%	112,767	2006
	15.108800	15.884425	5.13%	117,702	2005
	13.603874	15.108800	11.06%	67,598	2004

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.437364	12.233475	6.96%	0	2010
	10.000000	11.437364	14.37%	0	2009*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	11.991854	13.085470	9.12%	0	2010
	10.000000	11.991854	19.92%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.266121	11.619881	3.14%	0	2010
	10.603544	11.266121	6.25%	0	2009
	11.584345	10.603544	-8.47%	0	2008
	11.287846	11.584345	2.63%	5,682	2007
	10.915485	11.287846	3.41%	5,682	2006
	10.847344	10.915485	0.63%	11,483	2005
	10.641785	10.847344	1.93%	5,682	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.844527	13.876159	8.03%	5,700	2010
	11.069232	12.844527	16.04%	10,235	2009
	14.797398	11.069232	-25.19%	29,589	2008
	14.380679	14.797398	2.90%	59,794	2007
	13.258241	14.380679	8.47%	84,986	2006
	12.920619	13.258241	2.61%	77,350	2005
	12.110589	12.920619	6.69%	57,217	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.758500	15.120964	9.90%	16,712	2010
	11.355813	13.758500	21.16%	57,015	2009
	16.994057	11.355813	-33.18%	88,411	2008
	16.439116	16.994057	3.38%	95,024	2007
	14.734212	16.439116	11.57%	100,516	2006
	14.127253	14.734212	4.30%	104,499	2005
	12.939502	14.127253	9.18%	61,590	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.121687	12.812179	5.70%	0	2010
	10.863376	12.121687	11.58%	0	2009
	13.128611	10.863376	-17.25%	0	2008
	12.734782	13.128611	3.09%	0	2007
	12.058112	12.734782	5.61%	0	2006
	11.847596	12.058112	1.78%	0	2005
	11.351180	11.847596	4.37%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.139601	19.839428	22.92%	0	2010
	12.116836	16.139601	33.20%	0	2009
	19.580857	12.116836	-38.12%	0	2008
	18.693280	19.580857	4.75%	0	2007
	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.700568	9.448369	-2.60%	211	2010
	9.955338	9.700568	-2.56%	10,338	2009
	10.015402	9.955338	-0.60%	24,168	2008
	9.813885	10.015402	2.05%	709	2007
	9.638481	9.813885	1.82%	677	2006
	9.637912	9.638481	0.01%	652	2005
	9.815545	9.637912	-1.81%	624	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.343094	12.218009	7.71%	0	2010
	9.363030	11.343094	21.15%	0	2009
	11.622764	9.363030	-19.44%	0	2008
	11.407126	11.622764	1.89%	0	2007
	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.977230	8.842687	10.85%	0	2010
	6.017406	7.977230	32.57%	2,134	2009
	10.000000	6.017406	-39.83%	2,735	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.631188	14.059710	3.14%	0	2010
	10.806358	13.631188	26.14%	0	2009
	20.731261	10.806358	-47.87%	0	2008
	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.727311	10.028915	3.10%	0	2010
	7.712492	9.727311	26.12%	0	2009
	14.788359	7.712492	-47.85%	826	2008
	14.786394	14.788359	0.01%	1,353	2007
	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.873662	8.846962	12.36%	0	2010
	6.249471	7.873662	25.99%	1,453	2009
	10.000000	6.249471	-37.51%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.740890	8.500779	9.82%	0	2010
	6.237682	7.740890	24.10%	161	2009
	10.000000	6.237682	-37.62%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.602974	9.365612	23.18%	0	2010
	6.160584	7.602974	23.41%	1,236	2009
	10.000000	6.160584	-38.39%	771	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.437709	9.832003	16.52%	0	2010
	6.639822	8.437709	27.08%	1,340	2009
	10.000000	6.639822	-33.60%	1,958	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.874426	13.251036	21.86%	0	2010
	8.778226	10.874426	23.88%	0	2009
	16.858525	8.778226	-47.93%	0	2008
	15.809103	16.858525	6.64%	0	2007
	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.745826	19.397167	23.19%	0	2010
	12.844595	15.745826	22.59%	0	2009
	19.480424	12.844595	-34.06%	0	2008
	21.562310	19.480424	-9.66%	0	2007
	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.567702	18.951066	21.73%	0	2010
	11.889701	15.567702	30.93%	0	2009
	19.803271	11.889701	-39.96%	0	2008
	19.956821	19.803271	-0.77%	0	2007
	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.682638	12.883817	10.28%	0	2010
	9.553071	11.682638	22.29%	1,279	2009
	16.798966	9.553071	-43.13%	1,794	2008
	15.987862	16.798966	5.07%	1,884	2007
	14.473777	15.987862	10.46%	0	2006
	13.881734	14.473777	4.26%	0	2005
	13.011714	13.881734	6.69%	0	2004

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.035521	8.896433	26.45%	0	2010
	5.534638	7.035521	27.12%	0	2009
	10.000000	5.534638	-44.65%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.192799	10.168035	-0.24%	0	2010
	9.770217	10.192799	4.33%	0	2009
	10.000000	9.770217	-2.30%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.183336	14.283897	8.35%	0	2010
	10.000000	13.183336	31.83%	0	2009

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.810888	13.540749	5.70%	0	2010
	10.000000	12.810888	28.11%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.807341	13.266228	3.58%	0	2010
	10.000000	12.807341	28.07%	1,705	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.712412	14.294655	12.45%	0	2010
	10.175323	12.712412	24.93%	441	2009
	16.641374	10.175323	-38.86%	604	2008
	17.545479	16.641374	-5.15%	1,451	2007
	15.587141	17.545479	12.56%	286	2006
	15.393731	15.587141	1.26%	286	2005
	13.498265	15.393731	14.04%	286	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.840747	13.340180	12.66%	0	2010
	8.722065	11.840747	35.76%	0	2009
	15.012435	8.722065	-41.90%	0	2008
	14.534806	15.012435	3.29%	0	2007
	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.965326	20.246476	12.70%	0	2010
	13.235979	17.965326	35.73%	0	2009
	22.775693	13.235979	-41.89%	0	2008
	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.429414	2.703938	11.30%	0	2010
	1.973035	2.429414	23.13%	0	2009
	9.480431	1.973035	-79.19%	0	2008
	10.000000	9.480431	-5.20%	0	2007

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.329415	3.711182	11.47%	0	2010
	2.713980	3.329415	22.68%	0	2009
	13.005778	2.713980	-79.13%	0	2008
	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.013089	13.552772	12.82%	0	2010
	9.636227	12.013089	24.67%	1,368	2009
	16.120808	9.636227	-40.22%	1,809	2008
	15.893678	16.120808	1.43%	3,123	2007
	14.218306	15.893678	11.78%	1,560	2006
	13.804228	14.218306	3.00%	1,462	2005
	12.985093	13.804228	6.31%	1,462	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	16.029546	19.212979	19.86%	0	2010
	12.023122	16.029546	33.32%	0	2009
	19.912258	12.023122	-39.62%	506	2008
	20.735496	19.912258	-3.97%	418	2007
	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.774944	11.478392	6.53%	0	2010
	10.000000	10.774944	7.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.853711	11.119730	2.45%	0	2010
	10.000000	10.853711	8.54%	674	2009*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.562374	11.767147	11.41%	0	2010
	8.353877	10.562374	26.44%	0	2009
	13.991778	8.353877	-40.29%	0	2008
	15.290861	13.991778	-8.50%	0	2007
	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.533018	14.503041	7.17%	0	2010
	11.148177	13.533018	21.39%	0	2009
	20.422336	11.148177	-45.41%	0	2008
	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.674970	14.913404	17.66%	0	2010
	7.939854	12.674970	59.64%	0	2009
	12.946630	7.939854	-38.67%	0	2008
	12.598652	12.946630	2.76%	0	2007
	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.452276	4.52%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.893506	10.297221	4.08%	0	2010
	9.286446	9.893506	6.54%	0	2009
	10.647654	9.286446	-12.78%	0	2008
	10.391171	10.647654	2.47%	1,144	2007
	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.103885	18.282239	6.89%	0	2010
	13.496131	17.103885	26.73%	0	2009
	16.297972	13.496131	-17.19%	0	2008
	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.710175	17.10%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.383239	15.290795	23.48%	0	2010
	8.329071	12.383239	48.67%	0	2009

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.733687	12.884981	9.81%	0	2010
	10.015167	11.733687	17.16%	0	2009
	17.348200	10.015167	-42.27%	0	2008
	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	442	2004
	10.000000	13.535030	35.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.801811	20.706273	23.24%	0	2010
	12.098348	16.801811	38.88%	0	2009
	19.343103	12.098348	-37.45%	0	2008
	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004
	10.000000	14.628993	46.29%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.345677	11.610498	2.33%	0	2010
	10.574369	11.345677	7.29%	0	2009
	11.037569	10.574369	-4.20%	60	2008
	10.356434	11.037569	6.58%	60	2007
	10.471354	10.356434	-1.10%	63	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004
	10.000000	10.280991	2.81%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	11.923509	13.216712	10.85%	0	2010
	10.399715	11.923509	14.65%	0	2009
	16.367713	10.399715	-36.46%	0	2008
	16.889015	16.367713	-3.09%	735	2007
	14.850460	16.889015	13.73%	735	2006
	14.594228	14.850460	1.76%	735	2005
	13.316868	14.594228	9.59%	735	2004
	10.000000	13.316868	33.17%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.466307	13.280973	15.83%	0	2010
	9.074130	11.466307	26.36%	0	2009
	12.347868	9.074130	-26.51%	0	2008
	13.001262	12.347868	-5.03%	0	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund - Class III - Q/NQ	11.961550	12.781404	6.85%	3,568	2010
	10.000000	11.961550	19.62%	114	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.732763	19.271990	22.50%	0	2010
	12.926171	15.732763	21.71%	0	2009
	19.220612	12.926171	-32.75%	0	2008
	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004
	10.000000	14.405303	44.05%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.334286	13.753230	11.50%	484	2010
	10.052012	12.334286	22.70%	197	2009
	16.474665	10.052012	-38.99%	282	2008
	16.120936	16.474665	2.19%	282	2007
	14.372917	16.120936	12.16%	286	2006
	14.136241	14.372917	1.67%	197	2005
	13.158718	14.136241	7.43%	657	2004
	10.000000	13.158718	31.59%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.417294	13.907186	12.00%	0	2010
	10.435558	12.417294	18.99%	0	2009
	15.253779	10.435558	-31.59%	0	2008
	14.666356	15.253779	4.01%	0	2007
	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	282	2005
	12.535430	12.788595	2.02%	282	2004
	10.000000	12.535430	25.35%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	9.777906	12.452523	27.35%	0	2010
	7.986507	9.777906	22.43%	0	2009
	13.184376	7.986507	-39.42%	0	2008
	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004
	10.000000	13.635887	36.36%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.022904	13.227041	10.02%	0	2010
	10.903753	12.022904	10.26%	0	2009
	15.925809	10.903753	-31.53%	0	2008
	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004
	10.000000	12.823482	28.23%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.930147	11.521821	5.41%	0	2010
	9.344153	10.930147	16.97%	0	2009
	10.382725	9.344153	-10.00%	0	2008
	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	612	2004
	10.000000	10.140286	1.40%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.496455	11.500466	9.57%	0	2010
	8.698428	10.496455	20.67%	0	2009
	11.940771	8.698428	-27.15%	0	2008
	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.396428	11.571376	11.30%	0	2010
	8.307712	10.396428	25.14%	0	2009
	12.699822	8.307712	-34.58%	0	2008
	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.156056	11.458247	12.82%	0	2010
	7.952901	10.156056	27.70%	0	2009
	13.213786	7.952901	-39.81%	0	2008
	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.624560	15.804760	16.00%	358	2010
	9.483779	13.624560	43.66%	358	2009
	21.368031	9.483779	-55.62%	358	2008
	15.073090	21.368031	41.76%	358	2007
	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	12.232942	13.685529	11.87%	427	2010
	9.674800	12.232942	26.44%	420	2009
	17.379418	9.674800	-44.33%	420	2008
	17.630810	17.379418	-1.43%	404	2007
	15.099993	17.630810	16.76%	414	2006
	14.691423	15.099993	2.78%	419	2005
	13.567190	14.691423	8.29%	863	2004
	10.000000	13.567190	35.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.552863	13.930779	20.58%	1,664	2010
	9.273896	11.552863	24.57%	1,321	2009
	18.080797	9.273896	-48.71%	1,321	2008
	14.665658	18.080797	23.29%	0	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004
	10.000000	13.707815	37.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.134285	11.657420	4.70%	2,003	2010
	9.905045	11.134285	12.41%	6,618	2009
	10.539507	9.905045	-6.02%	6,168	2008
	10.403072	10.539507	1.31%	7,588	2007
	10.261016	10.403072	1.38%	7,767	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004
	10.000000	10.197847	1.98%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.442007	24.335175	25.17%	2,701	2010
	14.290365	19.442007	36.05%	2,218	2009
	24.307630	14.290365	-41.21%	2,367	2008
	21.651876	24.307630	12.27%	2,371	2007
	19.785626	21.651876	9.43%	2,678	2006
	17.220038	19.785626	14.90%	1,601	2005
	14.189813	17.220038	21.35%	915	2004
	10.000000	14.189813	41.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.356690	17.966567	9.84%	0	2010
	13.311683	16.356690	22.87%	0	2009
	24.401994	13.311683	-45.45%	0	2008
	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004
	10.000000	14.642203	46.42%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.076852	12.166701	9.84%	2,125	2010
	9.016207	11.076852	22.85%	2,125	2009
	16.523620	9.016207	-45.43%	2,125	2008
	14.501802	16.523620	13.94%	1,395	2007
	12.643261	14.501802	14.70%	1,395	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	15.304798	18.823895	22.99%	511	2010
	10.003946	15.304798	52.99%	567	2009
	21.096918	10.003946	-52.58%	642	2008
	20.555897	21.096918	2.63%	1,295	2007
	18.200291	20.555897	12.94%	1,335	2006
	18.251327	18.200291	-0.28%	1,755	2005
	16.468875	18.251327	10.82%	425	2004
	10.000000	16.468875	64.69%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.058799	11.033388	9.69%	0	2010
	7.620063	10.058799	32.00%	0	2009
	11.127825	7.620063	-31.52%	0	2008
	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.425361	14.593573	17.45%	1,429	2010
	10.877105	12.425361	14.23%	2,537	2009
	15.327413	10.877105	-29.03%	2,621	2008
	16.181933	15.327413	-5.28%	4,410	2007
	14.191162	16.181933	14.03%	4,775	2006
	14.093437	14.191162	0.69%	4,072	2005
	13.042504	14.093437	8.06%	3,148	2004
	10.000000	13.042504	30.43%	1,187	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.133884	20.139584	24.83%	560	2010
	12.831931	16.133884	25.73%	1,621	2009
	19.679634	12.831931	-34.80%	150	2008
	20.711387	19.679634	-4.98%	1,708	2007
	18.185458	20.711387	13.89%	1,717	2006
	17.173368	18.185458	5.89%	1,400	2005
	14.255449	17.173368	20.47%	0	2004
	10.000000	14.255449	42.55%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.289909	8.897898	7.33%	6,208	2010
	6.537747	8.289909	26.80%	6,249	2009
	10.000000	6.537747	-34.62%	6,082	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.223755	17.416461	14.40%	699	2010
	9.058403	15.223755	68.06%	699	2009
	19.662006	9.058403	-53.93%	699	2008
	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.346636	18.306995	5.54%	0	2010
	13.002374	17.346636	33.41%	0	2009
	22.402855	13.002374	-41.96%	0	2008
	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004
	10.000000	13.622650	36.23%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.610495	13.308661	5.54%	419	2010
	9.441676	12.610495	33.56%	464	2009
	16.271712	9.441676	-41.97%	3,697	2008
	14.480350	16.271712	12.37%	2,266	2007
	12.245306	14.480350	18.25%	1,865	2006
	11.420446	12.245306	7.22%	2,011	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.768040	15.330744	11.35%	2,090	2010
	11.916053	13.768040	15.54%	2,090	2009
	11.525076	11.916053	3.39%	2,090	2008
	10.663948	11.525076	8.08%	2,090	2007
	9.706720	10.663948	9.86%	2,090	2006
	10.000000	9.706720	-2.93%	1,473	2005*

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ	10.000000	10.290424	2.90%	0	2010*

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ	10.000000	11.263489	12.63%	0	2010*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	10.658249	11.953754	12.15%	0	2010
	9.069330	10.658249	17.52%	0	2009
	16.238733	9.069330	-44.15%	0	2008
	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004
	10.000000	13.215099	32.15%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	14.283685	16.474149	15.34%	0	2010
	10.333441	14.283685	38.23%	0	2009
	20.077888	10.333441	-48.53%	0	2008
	18.659240	20.077888	7.60%	0	2007
	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004
	10.000000	13.810248	38.10%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	11.752990	12.434374	5.80%	3,590	2010
	10.000000	11.752990	17.53%	0	2009*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.538633	15.302770	5.26%	0	2010
	11.891972	14.538633	22.26%	0	2009
	14.553136	11.891972	-18.29%	0	2008
	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004
	10.000000	11.412832	14.13%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.904640	17.523245	3.66%	327	2010
	11.892354	16.904640	42.15%	66	2009
	21.937357	11.892354	-45.79%	0	2008
	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	476	2004
	10.000000	12.337835	23.38%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.000000	11.152717	11.53%	0	2010*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	20.960280	25.513084	21.72%	1,567	2010
	12.023409	20.960280	74.33%	1,479	2009
	25.845963	12.023409	-53.48%	1,479	2008
	20.732706	25.845963	24.66%	1,479	2007
	14.516527	20.732706	42.82%	1,147	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	30.504477	37.126604	21.71%	0	2010
	17.498298	30.504477	74.33%	0	2009
	37.629937	17.498298	-53.50%	0	2008
	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004
	10.000000	14.252430	42.52%	0	2003*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.652058	6.52%	0	2010*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.614430	13.772664	9.18%	0	2010
	9.315713	12.614430	35.41%	0	2009
	15.185392	9.315713	-38.65%	0	2008
	14.051817	15.185392	8.07%	0	2007
	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	138	2005
	12.493813	13.255587	6.10%	138	2004
	10.000000	12.493813	24.94%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.420816	15.613586	8.27%	1,816	2010
	12.097353	14.420816	19.21%	3,023	2009
	18.477195	12.097353	-34.53%	0	2008
	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	264	2006
	14.508110	15.038216	3.65%	264	2005
	12.978767	14.508110	11.78%	385	2004
	10.000000	12.978767	29.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.282994	9.514627	2.50%	1,419	2010
	8.414262	9.282994	10.32%	4,650	2009
	9.984124	8.414262	-15.72%	7,488	2008
	9.790239	9.984124	1.98%	7,941	2007
	9.650484	9.790239	1.45%	12,685	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004
	10.000000	9.959809	-0.40%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.335255	12.034867	16.44%	0	2010
	8.648715	10.335255	19.50%	0	2009
	14.678927	8.648715	-41.08%	0	2008
	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004
	10.000000	13.419708	34.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.195172	14.585726	19.60%	364	2010
	9.531696	12.195172	27.94%	364	2009
	16.169498	9.531696	-41.05%	501	2008
	15.436803	16.169498	4.75%	5,687	2007
	13.944950	15.436803	10.70%	4,806	2006
	13.404243	13.944950	4.03%	364	2005
	12.154906	13.404243	10.28%	0	2004
	10.000000	12.154906	21.55%	0	2003*

NVIT American Century NVIT Multi Cap Value Fund - Class II - Q/NQ	12.328664	13.580649	10.16%	784	2010
	10.000000	12.328664	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.799821	9.596280	9.05%	12,864	2010
	7.324387	8.799821	20.14%	9,620	2009
	10.714302	7.324387	-31.64%	0	2008
	10.370661	10.714302	3.31%	0	2007
	10.000000	10.370661	3.71%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.940957	10.257288	3.18%	13,208	2010
	9.105233	9.940957	9.18%	8,247	2009
	10.377619	9.105233	-12.26%	0	2008
	10.352907	10.377619	0.24%	0	2007
	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.762915	10.578467	8.35%	1,592	2010
	7.082184	9.762915	37.85%	1,137	2009
	11.856247	7.082184	-40.27%	1,137	2008
	10.650753	11.856247	11.32%	1,137	2007
	10.000000	10.650753	6.51%	0	2006*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.136030	9.361632	15.06%	3,154	2010
	6.022020	8.136030	35.10%	2,303	2009
	11.089323	6.022020	-45.70%	2,303	2008
	10.181429	11.089323	8.92%	2,303	2007
	10.000000	10.181429	1.81%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.453008	8.051973	8.04%	17,847	2010
	5.858027	7.453008	27.23%	13,672	2009
	9.716261	5.858027	-39.71%	1,892	2008
	10.000000	9.716261	-2.84%	1,892	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.587739	14.967844	10.16%	0	2010
	9.559860	13.587739	42.13%	0	2009
	13.637331	9.559860	-29.90%	0	2008
	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004
	10.000000	11.809019	18.09%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.145174	12.277822	10.16%	46	2010
	7.836979	11.145174	42.21%	65	2009
	11.196498	7.836979	-30.01%	0	2008
	11.149688	11.196498	0.42%	0	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	7.538388	8.467882	12.33%	0	2010
	5.062376	7.538388	48.91%	0	2009
	10.000000	5.062376	-49.38%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	7.752377	9.325359	20.29%	1,841	2010
	6.066437	7.752377	27.79%	6,493	2009
	10.000000	6.066437	-39.34%	7,593	2008*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	7.922212	8.865909	11.91%	0	2010
	6.298845	7.922212	25.77%	0	2009
	10.000000	6.298845	-37.01%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	9.153230	9.838045	7.48%	9,388	2010
	7.846999	9.153230	16.65%	9,458	2009
	10.000000	7.846999	-21.53%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	8.619980	9.431342	9.41%	0	2010
	7.131377	8.619980	20.87%	0	2009
	10.000000	7.131377	-28.69%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.887876	10.280530	3.97%	0	2010
	8.986864	9.887876	10.03%	0	2009
	10.000000	8.986864	-10.13%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	8.887030	9.635412	8.42%	63,413	2010
	7.485944	8.887030	18.72%	0	2009
	10.000000	7.485944	-25.14%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	8.344275	9.204611	10.31%	7,125	2010
	6.771610	8.344275	23.22%	0	2009
	10.000000	6.771610	-32.28%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	9.421073	10.000050	6.15%	3,664	2010
	8.223539	9.421073	14.56%	0	2009
	10.000000	8.223539	-17.76%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.304036	10.710927	3.95%	1,415	2010
	9.747079	10.304036	5.71%	4,677	2009
	10.000000	9.747079	-2.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.055045	11.635401	5.25%	0	2010
	9.752854	11.055045	13.35%	0	2009
	10.000000	9.752854	-2.47%	0	2008*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class II - Q/NQ	30.441576	34.351589	12.84%	0	2010
	19.173609	30.441576	58.77%	0	2009
	46.820093	19.173609	-59.05%	0	2008
	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004
	10.000000	16.525546	65.26%	0	2003*

NVIT NVIT Emerging Markets Fund: Class VI - Q/NQ	18.417451	20.778718	12.82%	937	2010
	11.600227	18.417451	58.77%	942	2009
	28.282008	11.600227	-58.98%	927	2008
	19.976255	28.282008	41.58%	927	2007
	15.025566	19.976255	32.95%	649	2006
	11.648664	15.025566	28.99%	463	2005
	10.000000	11.648664	16.49%	0	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.076507	11.298641	2.01%	1,330	2010
	11.080107	11.076507	-0.03%	5,434	2009
	10.565993	11.080107	4.87%	6,457	2008
	10.129990	10.565993	4.30%	6,903	2007
	10.068553	10.129990	0.61%	8,506	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004
	10.000000	9.962635	-0.37%	0	2003*

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.817530	7.500056	10.01%	0	2010
	5.409864	6.817530	26.02%	0	2009
	10.000000	5.409864	-45.90%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.953071	8.315307	4.55%	0	2010
	6.352273	7.953071	25.20%	0	2009
	11.466568	6.352273	-44.60%	0	2008
	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.170243	15.813098	11.59%	7,113	2010
	11.442890	14.170243	23.83%	14,508	2009
	18.612502	11.442890	-38.52%	63,061	2008
	18.046687	18.612502	3.14%	79,577	2007
	15.861023	18.046687	13.78%	79,513	2006
	15.094263	15.861023	5.08%	85,540	2005
	13.597762	15.094263	11.01%	80,141	2004
	10.000000	13.597762	35.98%	0	2003*

NVIT NVIT Investor Destinations Balanced Fund - Class II - Q/NQ	11.433441	12.223009	6.91%	0	2010
	10.000000	11.433441	14.33%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund - Class II - Q/NQ	11.987740	13.074275	9.06%	1,028	2010
	10.000000	11.987740	19.88%	1,038	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226422	11.572997	3.09%	0	2010
	10.571603	11.226422	6.19%	848	2009
	11.555396	10.571603	-8.51%	848	2008
	11.265452	11.555396	2.57%	848	2007
	10.899399	11.265452	3.36%	848	2006
	10.836897	10.899399	0.58%	848	2005
	10.636998	10.836897	1.88%	848	2004
	10.000000	10.636998	6.37%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.799254	13.820146	7.98%	22,496	2010
	11.035880	12.799254	15.98%	17,653	2009
	14.760406	11.035880	-25.23%	33,978	2008
	14.352141	14.760406	2.84%	46,897	2007
	13.238706	14.352141	8.41%	71,695	2006
	12.908186	13.238706	2.56%	71,267	2005
	12.105156	12.908186	6.63%	63,881	2004
	10.000000	12.105156	21.05%	50,631	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.710012	15.059948	9.85%	19,253	2010
	11.321592	13.710012	21.10%	31,697	2009
	16.951581	11.321592	-33.21%	53,983	2008
	16.406499	16.951581	3.32%	77,674	2007
	14.712506	16.406499	11.51%	78,039	2006
	14.113660	14.712506	4.24%	87,567	2005
	12.933688	14.113660	9.12%	78,270	2004
	10.000000	12.933688	29.34%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.078968	12.760470	5.64%	0	2010
	10.830646	12.078968	11.53%	0	2009
	13.095792	10.830646	-17.30%	0	2008
	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004
	10.000000	11.346082	13.46%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.082724	19.759372	22.86%	1,282	2010
	12.080328	16.082724	33.13%	1,282	2009
	19.531916	12.080328	-38.15%	1,324	2008
	18.656197	19.531916	4.69%	1,477	2007
	17.438149	18.656197	6.98%	197	2006
	15.978117	17.438149	9.14%	386	2005
	14.181875	15.978117	12.67%	648	2004
	10.000000	14.181875	41.82%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.666191	9.410052	-2.65%	476	2010
	9.925151	9.666191	-2.61%	10,904	2009
	9.990159	9.925151	-0.65%	10,904	2008
	9.794206	9.990159	2.00%	1,592	2007
	9.624080	9.794206	1.77%	4,075	2006
	9.628441	9.624080	-0.05%	753	2005
	9.810935	9.628441	-1.86%	0	2004
	10.000000	9.810935	-1.89%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.303132	12.168708	7.66%	0	2010
	9.334824	11.303132	21.09%	0	2009
	11.593699	9.334824	-19.48%	0	2008
	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004
	10.000000	10.810989	8.11%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	7.970391	8.830572	10.79%	2,043	2010
	6.015336	7.970391	32.50%	6,270	2009
	10.000000	6.015336	-39.85%	4,932	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	13.584592	14.004450	3.09%	0	2010
	10.774956	13.584592	26.08%	0	2009
	20.681660	10.774956	-47.90%	0	2008
	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.654304	15.951095	16.82%	0	2004
	10.000000	13.654304	36.54%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.699064	9.994649	3.05%	0	2010
	7.694038	9.699064	26.06%	0	2009
	14.760578	7.694038	-47.87%	1,865	2008
	14.766245	14.760578	-0.04%	4,229	2007
	12.390705	14.766245	19.17%	3,426	2006
	11.383636	12.390705	8.85%	876	2005
	10.000000	11.383636	13.84%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	7.866930	8.834864	12.30%	1,125	2010
	6.247328	7.866930	25.92%	3,679	2009
	10.000000	6.247328	-37.53%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.734257	8.489146	9.76%	822	2010
	6.235533	7.734257	24.04%	855	2009
	10.000000	6.235533	-37.64%	0	2008*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.596483	9.352823	23.12%	938	2010
	6.158477	7.596483	23.35%	2,478	2009
	10.000000	6.158477	-38.42%	2,316	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.430486	9.818541	16.46%	647	2010
	6.637541	8.430486	27.01%	2,238	2009
	10.000000	6.637541	-33.62%	3,677	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.836099	13.197553	21.79%	0	2010
	8.751781	10.836099	23.82%	0	2009
	16.816411	8.751781	-47.96%	0	2008
	15.777740	16.816411	6.58%	0	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004
	10.000000	13.617871	36.18%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	15.690344	19.318917	23.13%	0	2010
	12.805895	15.690344	22.52%	0	2009
	19.431739	12.805895	-34.10%	0	2008
	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004
	10.000000	16.562373	65.62%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	15.512831	18.874582	21.67%	86	2010
	11.853877	15.512831	30.87%	0	2009
	19.753773	11.853877	-39.99%	802	2008
	19.917218	19.753773	-0.82%	1,993	2007
	18.306537	19.917218	8.80%	1,759	2006
	16.787676	18.306537	9.05%	933	2005
	14.517509	16.787676	15.64%	0	2004
	10.000000	14.517509	45.18%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.641432	12.831777	10.23%	1,303	2010
	9.524273	11.641432	22.23%	4,284	2009
	16.756955	9.524273	-43.16%	4,914	2008
	15.956119	16.756955	5.02%	4,511	2007
	14.452447	15.956119	10.40%	3,468	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004
	10.000000	13.005866	30.06%	0	2003*

NVIT NVIT Real Estate Fund: Class II - Q/NQ	7.029492	8.884256	26.39%	481	2010
	5.532729	7.029492	27.05%	533	2009
	10.000000	5.532729	-44.67%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.184070	10.154102	-0.29%	0	2010
	9.766869	10.184070	4.27%	0	2009
	10.000000	9.766869	-2.33%	0	2008*

NVIT NVIT Worldwide Leaders Fund - Class VI - Q/NQ	13.178834	14.271687	8.29%	0	2010
	10.000000	13.178834	31.79%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund - Class II - Q/NQ	12.806508	13.529183	5.64%	2,773	2010
	10.000000	12.806508	28.07%	0	2009*

NVIT Templeton NVIT International Value Fund - Class III - Q/NQ	12.802957	13.254889	3.53%	1,605	2010
	10.000000	12.802957	28.03%	3,794	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	12.667615	14.236975	12.39%	3,191	2010
	10.144665	12.667615	24.87%	2,549	2009
	16.599768	10.144665	-38.89%	3,660	2008
	17.510656	16.599768	-5.20%	8,395	2007
	15.564177	17.510656	12.51%	8,448	2006
	15.378922	15.564177	1.20%	2,552	2005
	13.492206	15.378922	13.98%	1,349	2004
	10.000000	13.492206	34.92%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.806387	13.294651	12.61%	0	2010
	8.701218	11.806387	35.69%	0	2009
	14.984275	8.701218	-41.93%	0	2008
	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.901975	20.164747	12.64%	0	2010
	13.196085	17.901975	35.66%	0	2009
	22.718743	13.196085	-41.92%	0	2008
	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004
	10.000000	14.983757	49.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.426096	2.698867	11.24%	0	2010
	1.971341	2.426096	23.07%	0	2009
	9.477174	1.971341	-79.20%	0	2008
	10.000000	9.477174	-5.23%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.317670	3.696203	11.41%	0	2010
	2.705799	3.317670	22.61%	0	2009
	12.973259	2.705799	-79.14%	0	2008
	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004
	10.000000	11.979498	19.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.970740	13.498076	12.76%	1,823	2010
	9.607194	11.970740	24.60%	4,810	2009
	16.080517	9.607194	-40.26%	4,734	2008
	15.862146	16.080517	1.38%	5,565	2007
	14.197362	15.862146	11.73%	5,146	2006
	13.790950	14.197362	2.95%	1,485	2005
	12.979264	13.790950	6.25%	877	2004
	10.000000	12.979264	29.79%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ	15.973049	19.135435	19.80%	677	2010
	11.986890	15.973049	33.25%	677	2009
	19.862490	11.986890	-39.65%	1,821	2008
	20.694340	19.862490	-4.02%	1,411	2007
	18.538687	20.694340	11.63%	1,163	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004
	10.000000	14.958800	49.59%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged) - Advisor Class - Q/NQ	10.771245	11.468568	6.47%	0	2010
	10.000000	10.771245	7.71%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio - Advisor Class - Q/NQ	10.849988	11.110206	2.40%	1,326	2010
	10.000000	10.849988	8.50%	1,688	2009*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.526270	11.720918	11.35%	0	2010
	8.329599	10.526270	26.37%	0	2009
	13.958308	8.329599	-40.33%	0	2008
	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004
	10.000000	12.204507	22.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.486729	14.446049	7.11%	0	2010
	11.115746	13.486729	21.33%	0	2009
	20.373434	11.115746	-45.44%	0	2008
	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004
	10.000000	12.571380	25.71%	0	2003*

Maximum Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.631649	14.854801	17.60%	0	2010
	7.916782	12.631649	59.56%	0	2009
	12.915651	7.916782	-38.70%	0	2008
	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004
	10.000000	11.643314	16.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.448721	4.49%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.859661	10.256740	4.03%	0	2010
	9.259434	9.859661	6.48%	0	2009
	10.622140	9.259434	-12.83%	4,729	2008
	10.371626	10.622140	2.42%	5,274	2007
	10.286860	10.371626	0.82%	5,817	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004
	10.000000	10.034219	0.34%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.042530	18.207313	6.83%	0	2010
	13.454621	17.042530	26.67%	0	2009
	16.256199	13.454621	-17.23%	0	2008
	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004
	10.000000	12.437910	24.38%	0	2003*

Van Eck VIP Trust - Van Eck VIP Global Hard Assests Fund: Class R1 - Q/NQ	10.000000	11.706188	17.06%	0	2010*

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.350668	15.242754	23.42%	346	2010
	8.311425	12.350668	48.60%	0	2009

FINANCIAL STATEMENTS

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
36,668 shares (cost $608,222)	$452,481
Growth Fund - Class 1 (AFGF)
200,473 shares (cost $10,212,473)	10,981,915
High-Income Bond Fund - Class 1 (AFHY)
159,458 shares (cost $1,841,670)	1,785,924
U.S. Government/AAA - Rated Securities Fund-Class 1 (AFGC)
96,904 shares (cost $1,150,252)	1,220,019
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
5,904,621 shares (cost $79,558,414)	85,557,955
Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)
340,059 shares (cost $2,023,902)	2,234,188
U.S. Equity Flex I Portfolio (WSCP)
2,358,706 shares (cost $29,297,871)	33,611,561
VA International Equity Fund (HVIE)
18,154 shares (cost $255,868)	262,511
VA Situs Fund (HVSIT)
34,396 shares (cost $496,492)	515,603
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
977,990 shares (cost $4,423,381)	6,650,335
Janus Aspen Series - Balanced Portfolio-Service Shares (JABS)
440,555 shares (cost $12,212,781)	12,961,124
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,628,387 shares (cost $122,013,633)	127,864,349
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
1,808,719 shares (cost $8,548,337)	10,472,485
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
390,719 shares (cost $1,375,821)	2,211,471
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,936,575 shares (cost $131,495,224)	165,505,359
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
165,723 shares (cost $5,438,690)	9,287,109
Investors Growth Stock Series - Service Class (MIGSC)
1,123,665 shares (cost $10,504,535)	12,090,639
Value Series - Service Class (MVFSC)
26,501,019 shares (cost $260,239,912)	340,008,071
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
974,394 shares (cost $13,997,929)	15,034,895
Core Plus Fixed Income Portfolio - Class I (MSVFI)
197,956 shares (cost $1,962,092)	1,981,538
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2,296,606 shares (cost $22,091,194)	22,943,091
Emerging Markets Debt Portfolio - Class I (MSEM)
491,823 shares (cost $3,886,087)	4,003,438
Emerging Markets Debt Portfolio - Class II (MSEMB)
139,475 shares (cost $1,098,842)	1,129,751
U.S. Real Estate Portfolio - Class I (MSVRE)
4,782 shares (cost $47,375)	61,735
U.S. Real Estate Portfolio - Class II (MSVREB)
701 shares (cost $6,691)	8,996
Managed Allocation Fund - Moderate Growth II (VFMG2)
427,890 shares (cost $4,226,902)	4,073,512
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
317,357 shares (cost $3,582,276)	3,481,406
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
4,565,837 shares (cost $63,743,834)	64,789,229
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
11,267,895 shares (cost $155,797,315)	159,440,714
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
123,307,386 shares (cost $1,985,845,883)	2,134,450,854
American Funds NVIT Bond Fund - Class II (GVABD2)
69,676,925 shares (cost $744,445,836)	770,626,786
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,138,925 shares (cost $109,372,454)	112,182,737
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Growth Fund - Class II (GVAGR2)
3,533,300 shares (cost $197,355,741)	191,822,872
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
21,414,701 shares (cost $694,139,443)	789,560,032
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,293,362 shares (cost $9,441,991)	8,859,528
Federated NVIT High Income Bond Fund - Class III (HIBF3)
13,984,122 shares (cost $91,015,363)	95,651,391
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
36,571 shares (cost $504,115)	482,368
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
152,530 shares (cost $2,004,081)	1,988,985
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
3,058,730 shares (cost $42,943,736)	40,283,469
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
4,842,331 shares (cost $61,171,820)	63,579,806
Gartmore NVIT International Equity Fund - Class I (GIG)
4,857 shares (cost $40,973)	43,667
Gartmore NVIT International Equity Fund - Class III (GIG3)
3,674,657 shares (cost $28,144,281)	33,071,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2,370,364 shares (cost $17,566,865)	21,262,164
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
194,719 shares (cost $2,579,542)	2,194,480
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
196,594 shares (cost $1,987,689)	2,217,577
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,882,407 shares (cost $84,026,795)	97,397,543
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,082,767 shares (cost $17,936,821)	18,515,802
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
190,036 shares (cost $1,616,901)	1,964,971
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
19,640,581 shares (cost $168,640,081)	203,083,611
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,459,088 shares (cost $19,871,439)	22,008,840
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
88,392,524 shares (cost $823,823,476)	921,934,021
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
128,570,001 shares (cost $1,142,606,600)	1,303,699,815
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
36,138,914 shares (cost $358,544,622)	377,651,654
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
128,444,054 shares (cost $1,177,583,676)	1,321,689,320
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,180,234 shares (cost $321,474,694)	379,893,332
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
38,305,999 shares (cost $367,986,091)	402,596,054
NVIT Core Bond Fund - Class I (NVCBD1)
222,804 shares (cost $2,378,683)	2,346,129
NVIT Core Bond Fund - Class II (NVCBD2)
13,779,370 shares (cost $141,383,365)	144,821,180
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2,448,479 shares (cost $27,082,400)	27,153,628
NVIT Fund - Class I (TRF)
15,914,138 shares (cost $160,521,438)	144,977,799
NVIT Fund - Class II (TRF2)
21,974,442 shares (cost $189,947,021)	199,308,192
NVIT Government Bond Fund - Class I (GBF)
39,166,969 shares (cost $459,638,141)	450,028,476
NVIT Growth Fund - Class I (CAF)
2,596,356 shares (cost $22,431,091)	36,193,205
NVIT International Index Fund - Class VIII (GVIX8)
1,873,092 shares (cost $14,623,260)	15,977,477
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
36,801,333 shares (cost $401,122,531)	341,516,366
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
21,055,350 shares (cost $257,047,492)	273,719,549
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
30,144,708 shares (cost $391,828,385)	429,562,083
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
37,043,765 shares (cost $365,342,301)	377,475,962
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
232,620,617 shares (cost $2,573,264,603)	2,456,473,718
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
142,743,954 shares (cost $1,644,664,533)	1,484,537,117
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
67,109,121 shares (cost $707,595,856)	699,277,036
NVIT Mid Cap Index Fund - Class I (MCIF)
5,393,489 shares (cost $92,476,098)	99,563,808
NVIT Money Market Fund - Class I (SAM)
566,434,186 shares (cost $566,434,186)	566,434,186
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,574,391 shares (cost $34,910,396)	44,737,547
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
20,264,615 shares (cost $169,734,231)	197,782,642
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
87,058 shares (cost $1,226,126)	884,506
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
755,310 shares (cost $10,473,074)	7,673,948
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
5,599,246 shares (cost $52,962,764)	56,608,382
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,245,114 shares (cost $11,260,255)	11,965,542
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
13,594,824 shares (cost $106,583,388)	130,374,366
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
427,112 shares (cost $3,790,990)	3,835,467
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
4,712,776 shares (cost $36,517,129)	42,226,471
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,187,530 shares (cost $149,869,663)	214,795,318
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
14,526,694 shares (cost $105,179,652)	153,401,891
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
30,274,328 shares (cost $254,871,002)	311,825,577
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
459,996 shares (cost $6,941,683)	7,097,746
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,062,002 shares (cost $14,947,297)	16,036,238
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,886,253 shares (cost $43,385,623)	40,611,341
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,414,565 shares (cost $18,570,127)	24,894,167
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,976,651 shares (cost $100,780,323)	89,878,321
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,748,390 shares (cost $44,423,987)	48,509,082
NVIT Multi-Sector Bond Fund - Class I (MSBF)
12,751,229 shares (cost $110,510,324)	109,405,549
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,340,352 shares (cost $75,409,451)	75,899,242
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
27,814,939 shares (cost $421,118,767)	422,508,929
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
19,783,349 shares (cost $298,593,573)	299,717,736
Templeton NVIT International Value Fund - Class III (NVTIV3)
18,236,982 shares (cost $214,750,631)	228,509,391
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
12,442,675 shares (cost $103,877,861)	125,422,163
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
8,193,329 shares (cost $54,173,754)	70,626,499
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
7,889,493 shares (cost $53,771,659)	67,770,745
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,906,017 shares (cost $216,041,139)	200,547,389
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,540,068 shares (cost $16,876,413)	17,556,777
Low Duration Portfolio - Advisor Class (PMVLAD)
19,538,198 shares (cost $201,154,571)	203,978,788
V.I. Basic Value Fund - Series II (AVBV2)
1,378 shares (cost $8,072)	8,735
V.I. Capital Appreciation Fund - Series II (AVCA2)
324,228 shares (cost $8,232,828)	7,431,299
V.I. Capital Development Fund - Series II (AVCD2)
1,767,399 shares (cost $22,956,134)	23,011,531
VPS Growth and Income Portfolio - Class B (ALVGIB)
478,136 shares (cost $10,402,513)	8,133,095
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2,715,771 shares (cost $35,360,964)	45,815,052
Money Market Portfolio(TM) (CHSMM)
13,880,750 shares (cost $13,880,751)	13,880,750
VP Balanced Fund - Class I (ACVB)
5,979,924 shares (cost $38,557,189)	37,673,524
VP Capital Appreciation Fund - Class I (ACVCA)
8,778 shares (cost $86,050)	124,121
VP Income & Growth Fund - Class I (ACVIG)
2,498,301 shares (cost $16,736,267)	15,114,718
VP Income & Growth Fund - Class II (ACVIG2)
972,317 shares (cost $6,767,085)	5,882,519
VP Inflation Protection Fund - Class II (ACVIP2)
16,602,192 shares (cost $175,450,214)	184,118,309
VP International Fund - Class I (ACVI)
3,203 shares (cost $22,126)	27,418
VP International Fund - Class III (ACVI3)
27 shares (cost $185)	235
VP Mid Cap Value Fund - Class I (ACVMV1)
479,012 shares (cost $5,407,421)	6,773,233
VP Mid Cap Value Fund - Class II (ACVMV2)
4,207,516 shares (cost $48,435,015)	59,494,272
VP Ultra(R) Fund - Class II (ACVU2)
1,092 shares (cost $7,510)	10,137
VP Value Fund - Class I (ACVV)
3,617 shares (cost $20,499)	21,194
VP Value Fund - Class II (ACVV2)
1,225 shares (cost $7,081)	7,178
VP Vista(SM) Fund - Class I (ACVVS1)
493 shares (cost $5,649)	8,050
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,287,551 shares (cost $60,047,235)	76,708,120
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,242,944 shares (cost $213,021,442)	244,568,134
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,678,309 shares (cost $107,155,756)	109,245,789
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,508,169 shares (cost $33,292,755)	45,094,254
Appreciation Portfolio - Initial Shares (DCAP)
783,257 shares (cost $26,422,830)	27,758,613
Appreciation Portfolio - Service Shares (DCAPS)
1,107,221 shares (cost $35,755,980)	39,007,379
Developing Leaders Portfolio - Service Shares (DVDLS)
64,758 shares (cost $1,885,542)	1,956,349
Growth and Income Portfolio - Initial Shares (DGI)
777,658 shares (cost $15,175,282)	15,366,525
Capital Appreciation Fund II - Service Shares (FCA2S)
357,816 shares (cost $2,119,351)	2,290,024
Quality Bond Fund II - Primary Shares (FQB)
1,115,099 shares (cost $12,014,942)	12,879,399
Quality Bond Fund II - Service Shares (FQBS)
4,431,648 shares (cost $48,057,996)	50,963,949
Contrafund Portfolio - Service Class 2 (FC2)
2,310 shares (cost $48,769)	54,264
Equity-Income Portfolio - Initial Class (FEIP)
20,035,639 shares (cost $447,435,927)	381,077,850
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,383,063 shares (cost $13,694,852)	13,540,185
High Income Portfolio - Initial Class (FHIP)
10,901,055 shares (cost $63,164,519)	60,718,876
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
11,815,441 shares (cost $163,693,938)	171,796,513
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
8,840 shares (cost $182,972)	211,095
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,064,172 shares (cost $85,545,115)	81,039,584
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
7,881,400 shares (cost $172,682,452)	147,776,244
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
517,737 shares (cost $5,022,640)	5,488,008
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
8,558,951 shares (cost $89,764,622)	90,382,522
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
907,665 shares (cost $8,705,483)	9,603,099
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
21,473,986 shares (cost $220,125,940)	226,550,556
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
660,583 shares (cost $6,244,394)	6,737,950
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,256,241 shares (cost $23,450,496)	22,968,535
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
3 shares (cost $54)	54
VIP Fund - Growth Portfolio - Initial Class (FGP)
10,167,207 shares (cost $323,229,967)	377,101,708
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
1,711,681 shares (cost $61,728,441)	62,852,913
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,522,593 shares (cost $23,302,032)	25,100,394
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,327,451 shares (cost $28,566,782)	29,628,449
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
33,717,965 shares (cost $412,388,317)	424,846,357
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,082,073 shares (cost $29,942,965)	35,189,013
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,246,041 shares (cost $240,615,317)	264,945,309
VIP Fund - Overseas Portfolio - Initial Class (FOP)
4,198,023 shares (cost $69,740,485)	70,400,839
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2,003,011 shares (cost $39,814,962)	33,510,376
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
235,394 shares (cost $4,186,357)	3,912,246
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,653,218 shares (cost $62,821,004)	60,205,040
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
820,288 shares (cost $6,002,299)	7,964,993
Franklin Income Securities Fund - Class 2 (FTVIS2)
8,624,345 shares (cost $136,375,313)	127,812,799
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,835,469 shares (cost $68,021,754)	72,183,520
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
10,199,330 shares (cost $104,231,634)	165,739,117
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
3,175,649 shares (cost $31,743,006)	35,662,537
Templeton Foreign Securities Fund - Class 2 (TIF2)
371,911 shares (cost $5,053,652)	5,314,607
Templeton Foreign Securities Fund - Class 3 (TIF3)
6,170,573 shares (cost $64,539,896)	87,868,964
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,309,967 shares (cost $91,687,595)	103,438,149
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,188,711 shares (cost $14,933,641)	16,874,961
Growth Portfolio - I Class Shares (AMTG)
1,314 shares (cost $18,831)	24,448
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Partners Portfolio - I Class Shares (AMTP)
4,484 shares (cost $43,888)	50,533
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
507,629 shares (cost $5,613,722)	6,223,526
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,176,893 shares (cost $32,163,950)	32,348,629
Balanced Fund/VA - Non-Service Shares (OVMS)
4,189,535 shares (cost $62,916,908)	48,053,961
Capital Appreciation Fund/VA - Service Class (OVCAFS)
49 shares (cost $1,867)	1,979
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,040 shares (cost $72,902)	82,319
Core Bond Fund/VA - Non-Service Shares (OVB)
5,206,541 shares (cost $55,371,770)	40,246,564
Global Securities Fund/VA - Class 3 (OVGS3)
2,136,302 shares (cost $62,956,057)	65,157,220
Global Securities Fund/VA - Class 4 (OVGS4)
2,378,398 shares (cost $74,060,145)	71,542,216
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,341,094 shares (cost $101,260,951)	131,535,135
Global Securities Fund/VA - Service Class (OVGSS)
341,826 shares (cost $9,328,909)	10,268,452
High Income Fund/VA - Class 3 (OVHI3)
260,298 shares (cost $517,322)	557,038
High Income Fund/VA - Class 4 (OVHI4)
3,501,385 shares (cost $6,438,524)	7,562,993
High Income Fund/VA - Non-Service Shares (OVHI)
23,267 shares (cost $173,569)	49,560
High Income Fund/VA - Service Class (OVHIS)
1,615,688 shares (cost $12,163,099)	3,457,573
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
620,940 shares (cost $12,874,635)	12,965,224
Main Street Fund(R)/VA - Service Class (OVGIS)
12,019,940 shares (cost $236,676,314)	248,932,957
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
230,342 shares (cost $3,075,292)	4,067,846
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2,637,572 shares (cost $27,846,459)	46,157,507
MidCap Fund/VA - Non-Service Shares (OVAG)
211,529 shares (cost $9,969,071)	9,846,658
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
216,131 shares (cost $4,419,417)	3,507,803
Putnam VT International Equity Fund - IB Shares (PVTIGB)
53,146 shares (cost $784,797)	626,064
Putnam VT Voyager Fund - IB Shares (PVTVB)
103,419 shares (cost $3,156,754)	3,998,163
Diversified Stock Fund Class A Shares (VYDS)
53,860 shares (cost $489,069)	526,751
Blue Chip Growth Portfolio - II (TRBCG2)
340 shares (cost $3,560)	3,745
Equity Income Portfolio - II (TREI2)
276 shares (cost $5,098)	5,489
Health Sciences Portfolio - II (TRHS2)
218,473 shares (cost $2,870,156)	3,176,600
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
497,403 shares (cost $5,701,367)	5,983,758
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
1,021,165 shares (cost $11,895,394)	12,284,618
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,651,822 shares (cost $17,177,007)	23,340,239
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,696,025 shares (cost $24,640,095)	23,981,795
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,427,045 shares (cost $45,720,462)	53,771,040
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
904,801 shares (cost $23,043,024)	34,083,862
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
7,849,168 shares (cost $71,787,910)	77,797,814
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
5,310 shares (cost $24,964)	27,978
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,881 shares (cost $32,063)	40,017
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
18,450 shares (cost $251,354)	339,847
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
3,356,156 shares (cost $23,559,951)	27,017,059
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
1,081 shares (cost $9,367)	9,765
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
26,361 shares (cost $273,083)	274,422
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,583 shares (cost $48,842)	61,981

Total Investments	$26,665,645,347
Accounts Receivable - VP International Fund - Class III (ACVI3)	57
Accounts Payable	(118,850)

$26,665,526,554

Contract Owners’ Equity:
Accumulation units	26,656,927,762
Contracts in payout (annuitization) period (note 1f)	8,598,792

Total Contract Owners’ Equity (note 5)	$26,665,526,554

See accompanying notes to financial statements.

9

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3
Reinvested dividends	$335,727,159	4,392	-	98,696	132,078	24,638	895,596	1,510
Mortality and expense risk charges (note 2)	(375,497,849)	(1,970)	(4,751)	(134,886)	(17,719)	(17,540)	(843,706)	(20,597)

Net investment income (loss)	(39,770,690)	2,422	(4,751)	(36,190)	114,359	7,098	51,890	(19,087)

Realized gain (loss) on investments	(411,632,210)	(37,818)	(52,335)	41,929	393,524	8,620	248,062	(2,233)
Change in unrealized gain (loss) on investments	2,832,478,785	37,177	128,460	1,696,018	(300,617)	41,511	4,945,273	191,961

Net gain (loss) on investments	2,420,846,575	(641)	76,125	1,737,947	92,907	50,131	5,193,335	189,728

Reinvested capital gains	116,160,217	-	-	-	-	6,086	486,456	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,497,236,102	1,781	71,374	1,701,757	207,266	63,315	5,731,681	170,641

Investment Activity:	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$49,699	-	-	74,272	333,416	269,921	-	-
Mortality and expense risk charges (note 2)	(441,122)	(228)	(445)	(82,515)	(186,446)	(1,748,359)	(81,967)	(29,251)

Net investment income (loss)	(391,423)	(228)	(445)	(8,243)	146,970	(1,478,438)	(81,967)	(29,251)

Realized gain (loss) on investments	1,626,667	(11)	(143)	382,519	287,704	563,537	233,178	164,380
Change in unrealized gain (loss) on investments	2,749,412	6,643	19,111	841,739	415,208	7,307,648	1,355,173	299,684

Net gain (loss) on investments	4,376,079	6,632	18,968	1,224,258	702,912	7,871,185	1,588,351	464,064

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,984,656	6,404	18,523	1,216,015	849,882	6,392,747	1,506,384	434,813

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$1,002,331	46,903	35,734	5,071,897	-	120,000	1,242,675	175,438
Mortality and expense risk charges (note 2)	(2,637,116)	(124,354)	(198,552)	(6,542,888)	(59,679)	(27,493)	(397,273)	(56,421)

Net investment income (loss)	(1,634,785)	(77,451)	(162,818)	(1,470,991)	(59,679)	92,507	845,402	119,017

Realized gain (loss) on investments	(23,243,130)	1,087,912	196,227	(1,638,522)	11,359	(79,391)	(125,112)	(27,641)
Change in unrealized gain (loss) on investments	56,759,658	860,732	1,109,650	32,748,631	1,036,966	101,893	507,809	252,089

Net gain (loss) on investments	33,516,528	1,948,644	1,305,877	31,110,109	1,048,325	22,502	382,697	224,448

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,881,743	1,871,193	1,143,059	29,639,118	988,646	115,009	1,228,099	343,465

Investment Activity:	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

Reinvested dividends	$52,982	835	216	27,367	195,233	99,684	279,695	20,742,473
Mortality and expense risk charges (note 2)	(18,784)	(635)	(142)	(58,036)	(45,790)	(51,291)	(265,117)	(25,877,768)

Net investment income (loss)	34,198	200	74	(30,669)	149,443	48,393	14,578	(5,135,295)

Realized gain (loss) on investments	5,959	3,911	2,396	(110,405)	51,578	26,972	325,842	(313,653)
Change in unrealized gain (loss) on investments	63,280	7,685	211	494,316	(66,561)	1,045,072	3,426,235	192,526,853

Net gain (loss) on investments	69,239	11,596	2,607	383,911	(14,983)	1,072,044	3,752,077	192,213,200

Reinvested capital gains	-	-	-	-	80,474	136,535	410,638	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,437	11,796	2,681	353,242	214,934	1,256,972	4,177,293	187,077,905

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2
Reinvested dividends	$11,598,088	721,695	254,253	4,971,346	799,192	6,679,543	266	-
Mortality and expense risk charges (note 2)	(11,352,105)	(1,454,515)	(2,462,473)	(10,580,002)	(147,273)	(1,118,110)	(6,714)	(29,964)

Net investment income (loss)	245,983	(732,820)	(2,208,220)	(5,608,656)	651,919	5,561,433	(6,448)	(29,964)

Realized gain (loss) on investments	(2,237,351)	(1,266,938)	(2,860,535)	(6,507,905)	(500,730)	6,533,437	2,167	(13,047)
Change in unrealized gain (loss) on investments	24,268,332	11,859,553	31,280,307	79,624,930	889,712	(4,262,834)	73,524	288,441

Net gain (loss) on investments	22,030,981	10,592,615	28,419,772	73,117,025	388,982	2,270,603	75,691	275,394

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,276,964	9,859,795	26,211,552	67,508,369	1,040,901	7,832,036	69,243	245,430

Investment Activity:	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
Reinvested dividends	$25,788	-	2,258	24,452	399	301,937	164,917	21,858
Mortality and expense risk charges (note 2)	(503,737)	(851,822)	(1,601)	(14,111)	(507)	(426,663)	(285,132)	(29,574)

Net investment income (loss)	(477,949)	(851,822)	657	10,341	(108)	(124,726)	(120,215)	(7,716)

Realized gain (loss) on investments	(5,692,588)	(6,484,858)	(153,050)	(1,089,826)	5,082	(3,948,851)	1,279,970	(508,522)
Change in unrealized gain (loss) on investments	11,188,499	14,671,480	139,351	953,426	(1,698)	7,497,128	1,475,501	697,776

Net gain (loss) on investments	5,495,911	8,186,622	(13,699)	(136,400)	3,384	3,548,277	2,755,471	189,254

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,017,962	7,334,800	(13,042)	(126,059)	3,276	3,423,551	2,635,256	181,538

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$14,527	189,927	26,743	13,731	1,393,206	46,662	5,536,245	5,600,614
Mortality and expense risk charges (note 2)	(19,247)	(1,295,035)	(280,006)	(21,124)	(4,546,873)	(220,453)	(10,547,133)	(12,821,507)

Net investment income (loss)	(4,720)	(1,105,108)	(253,263)	(7,393)	(3,153,667)	(173,791)	(5,010,888)	(7,220,893)

Realized gain (loss) on investments	20,289	2,182,069	1,795,186	(76,499)	(10,821,321)	(61,849)	-	(1,058,755)
Change in unrealized gain (loss) on investments	195,256	3,233,777	(1,423,865)	407,623	58,521,859	843,954	65,214,174	115,236,041

Net gain (loss) on investments	215,545	5,415,846	371,321	331,124	47,700,538	782,105	65,214,174	114,177,286

Reinvested capital gains	-	8,019,402	1,483,066	-	-	1,545,023	-	38,876

Net increase (decrease) in contract owners’ equity resulting from operations	$210,825	12,330,140	1,601,124	323,731	44,546,871	2,153,337	60,203,286	106,995,269

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$3,400,204	6,328,813	1,267,136	2,669,846	69,433	4,291,983	544,176	1,413,269
Mortality and expense risk charges (note 2)	(4,460,060)	(12,108,640)	(3,598,773)	(4,135,320)	(36,395)	(3,645,017)	(340,180)	(1,869,778)

Net investment income (loss)	(1,059,856)	(5,779,827)	(2,331,637)	(1,465,474)	33,038	646,966	203,996	(456,509)

Realized gain (loss) on investments	2,738,635	(189,243)	(1,431,640)	(60,696)	115,093	4,919,162	501,432	(9,679,061)
Change in unrealized gain (loss) on investments	8,641,609	102,370,642	37,100,913	22,752,140	(13,961)	3,734,489	(215,740)	25,809,410

Net gain (loss) on investments	11,380,244	102,181,399	35,669,273	22,691,444	101,132	8,653,651	285,692	16,130,349

Reinvested capital gains	4,894,609	-	-	629,895	23,410	1,597,585	605,884	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,214,997	96,401,572	33,337,636	21,855,865	157,580	10,898,202	1,095,572	15,673,840

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6
Reinvested dividends	$1,693,739	2,241	6,974	15,890,446	210,565	3,223	13,847	38,460
Mortality and expense risk charges (note 2)	(4,515,024)	(3,237)	(8,501)	(9,024,000)	(451,452)	(6,355)	(18,981)	(80,862)

Net investment income (loss)	(2,821,285)	(996)	(1,527)	6,866,446	(240,887)	(3,132)	(5,134)	(42,402)

Realized gain (loss) on investments	(80,236,091)	(417,402)	208,774	12,947,598	964,925	(107,257)	(30,704)	(19,712)
Change in unrealized gain (loss) on investments	106,205,805	427,835	(174,814)	(16,894,962)	4,820,374	126,131	98,729	235,901

Net gain (loss) on investments	25,969,714	10,433	33,960	(3,947,364)	5,785,299	18,874	68,025	216,189

Reinvested capital gains	-	-	-	16,973,323	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,148,429	9,437	32,433	19,892,405	5,544,412	15,742	62,891	173,787

Investment Activity:	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$277,611	5,800,417	1,793,074	2,874,926	7,159,524	43,363,672	26,187,458	13,396,296
Mortality and expense risk charges (note 2)	(201,703)	(6,522,671)	(2,150,215)	(3,540,728)	(5,220,197)	(39,400,825)	(24,095,041)	(11,215,207)

Net investment income (loss)	75,908	(722,254)	(357,141)	(665,802)	1,939,327	3,962,847	2,092,417	2,181,089

Realized gain (loss) on investments	(1,535,452)	(28,332,215)	314,373	-	(1,083,406)	(5,445,074)	(23,249,284)	(1,137,506)
Change in unrealized gain (loss) on investments	2,350,871	68,312,440	14,957,141	32,879,135	12,559,582	201,544,115	168,825,643	40,907,646

Net gain (loss) on investments	815,419	39,980,225	15,271,514	32,879,135	11,476,176	196,099,041	145,576,359	39,770,140

Reinvested capital gains	-	-	439,463	666,586	881,635	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$891,327	39,257,971	15,353,836	32,879,919	14,297,138	200,061,888	147,668,776	41,951,229

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Reinvested dividends	$3,630	1,122,788	756	324,369	1,025,092	17,513	166,551	1,128,943
Mortality and expense risk charges (note 2)	(11,956)	(1,312,875)	(8,911,540)	(586,215)	(4,074,609)	(14,369)	(102,029)	(763,584)

Net investment income (loss)	(8,326)	(190,087)	(8,910,784)	(261,846)	(3,049,517)	3,144	64,522	365,359

Realized gain (loss) on investments	(1,063,613)	(2,003,839)	-	1,184,777	(12,445,712)	(82,171)	(1,215,017)	(531,169)
Change in unrealized gain (loss) on investments	1,188,044	21,773,133	-	4,159,962	42,786,867	111,040	1,453,894	3,409,451

Net gain (loss) on investments	124,431	19,769,294	-	5,344,739	30,341,155	28,869	238,877	2,878,282

Reinvested capital gains	-	101,280	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,105	19,680,487	(8,910,784)	5,082,893	27,291,638	32,013	303,399	3,243,641

Investment Activity:	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Reinvested dividends	$5,583	-	19,270	206,891	-	-	4,181,447	-
Mortality and expense risk charges (note 2)	(118,449)	(2,664,124)	(34,421)	(616,332)	(2,593,143)	(2,759,734)	(5,207,896)	(73,557)

Net investment income (loss)	(112,866)	(2,664,124)	(15,151)	(409,441)	(2,593,143)	(2,759,734)	(1,026,449)	(73,557)

Realized gain (loss) on investments	383,728	20,125,584	(87,586)	1,416,626	5,405,112	(11,158,149)	(2,783,334)	(446,556)
Change in unrealized gain (loss) on investments	260,056	(8,950,436)	44,478	1,538,284	42,024,705	49,733,263	42,034,588	1,735,974

Net gain (loss) on investments	643,784	11,175,148	(43,108)	2,954,910	47,429,817	38,575,114	39,251,254	1,289,418

Reinvested capital gains	440,757	5,742,403	129,945	1,765,438	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	$971,675	14,253,427	71,686	4,310,907	44,836,674	35,815,380	52,162,785	1,215,861

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC
Reinvested dividends	$-	220,265	102,539	236,110	25,789	6,104,495	1,023,049	-
Mortality and expense risk charges (note 2)	(183,590)	(495,834)	(365,689)	(1,115,596)	(640,032)	(1,431,677)	(1,261,179)	(689)

Net investment income (loss)	(183,590)	(275,569)	(263,150)	(879,486)	(614,243)	4,672,818	(238,130)	(689)

Realized gain (loss) on investments	(1,095,952)	(2,652,184)	(4,865,702)	(7,211,594)	(3,986,958)	(1,231,851)	795,813	9,952
Change in unrealized gain (loss) on investments	3,840,433	11,264,017	10,430,506	25,989,387	13,852,684	3,774,161	(125,786)	(6,131)

Net gain (loss) on investments	2,744,481	8,611,833	5,564,804	18,777,793	9,865,726	2,542,310	670,027	3,821

Reinvested capital gains	-	-	-	-	-	-	141,285	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,560,891	8,336,264	5,301,654	17,898,307	9,251,483	7,215,128	573,182	3,132

Investment Activity:	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$-	-	-	-	-	19,981	17,285	5,027,866
Mortality and expense risk charges (note 2)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(339,333)	(331,193)	(4,830,451)

Net investment income (loss)	(3,519)	(21,276)	(75,337)	(77,131)	(10,085)	(319,352)	(313,908)	197,415

Realized gain (loss) on investments	(60,911)	1,214,804	2,044,593	(2,328,913)	(555,337)	22,550	613,954	23,326,986
Change in unrealized gain (loss) on investments	80,698	(1,134,325)	(1,591,794)	3,037,621	670,829	1,370,722	1,017,862	(44,174,253)

Net gain (loss) on investments	19,787	80,479	452,799	708,708	115,492	1,393,272	1,631,816	(20,847,267)

Reinvested capital gains	-	-	-	-	-	116,357	100,130	31,669,310

Net increase (decrease) in contract owners’ equity resulting from operations	$16,268	59,203	377,462	631,577	105,407	1,190,277	1,418,038	11,019,458

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2
Reinvested dividends	$1,610,887	1,259,701	998,299	11,807,050	180,026	2,929,522	29	36,807
Mortality and expense risk charges (note 2)	(2,179,963)	(886,957)	(898,514)	(4,206,334)	(207,708)	(3,233,337)	(151)	(120,228)

Net investment income (loss)	(569,076)	372,744	99,785	7,600,716	(27,682)	(303,815)	(122)	(83,421)

Realized gain (loss) on investments	(8,484,501)	3,034,529	2,312,063	(12,374,159)	238,768	638,544	717	(440,367)
Change in unrealized gain (loss) on investments	24,057,433	7,676,131	6,600,077	13,669,559	939,618	5,115,871	(175)	1,408,817

Net gain (loss) on investments	15,572,932	10,710,660	8,912,140	1,295,400	1,178,386	5,754,415	542	968,450

Reinvested capital gains	-	5,350,740	5,130,076	-	141,853	660,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,003,856	16,434,144	14,142,001	8,896,116	1,292,557	6,111,460	420	885,029

Investment Activity:	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	84,034	1,454	714,032	-	223,918	74,971
Mortality and expense risk charges (note 2)	(332,638)	(126,864)	(520,597)	(144,346)	(511,449)	(1,399)	(198,136)	(89,106)

Net investment income (loss)	(332,638)	(126,864)	(436,563)	(142,892)	202,583	(1,399)	25,782	(14,135)

Realized gain (loss) on investments	(2,174,243)	(910,604)	(11,190)	-	233,150	5,489	(625,517)	(338,254)
Change in unrealized gain (loss) on investments	5,734,180	1,849,385	7,556,809	-	3,209,906	23,507	2,361,543	1,029,127

Net gain (loss) on investments	3,559,937	938,781	7,545,619	-	3,443,056	28,996	1,736,026	690,873

Reinvested capital gains	-	-	-	5,376	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,227,299	811,917	7,109,056	(137,516)	3,645,639	27,597	1,761,808	676,738

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2
Reinvested dividends	$2,791,394	731	8	136,437	1,039,565	48	858,546	1,023,217
Mortality and expense risk charges (note 2)	(2,619,843)	(387)	(4)	(80,227)	(769,689)	(167)	(707,299)	(1,074,562)

Net investment income (loss)	171,551	344	4	56,210	269,876	(119)	151,247	(51,345)

Realized gain (loss) on investments	701,064	1,450	23	98,575	(25,351)	895	(15,631,317)	(13,226,299)
Change in unrealized gain (loss) on investments	4,545,535	984	2	802,531	7,656,068	593	20,600,805	19,807,264

Net gain (loss) on investments	5,246,599	2,434	25	901,106	7,630,717	1,488	4,969,488	6,580,965

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,418,150	2,778	29	957,316	7,900,593	1,369	5,120,735	6,529,620

Investment Activity:	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$-	-	276,821	4,277,296	1,524,338	380,719	551,493	463,780
Mortality and expense risk charges (note 2)	(101)	(1)	(898,639)	(3,195,980)	(1,445,078)	(572,581)	(336,321)	(441,716)

Net investment income (loss)	(101)	(1)	(621,818)	1,081,316	79,260	(191,862)	215,172	22,064

Realized gain (loss) on investments	564	(40)	(11,286,627)	6,057,062	(871,161)	(774,588)	(209,369)	(281,883)
Change in unrealized gain (loss) on investments	1,137	-	26,527,117	22,351,997	13,240,912	6,371,680	3,312,741	4,370,941

Net gain (loss) on investments	1,701	(40)	15,240,490	28,409,059	12,369,751	5,597,092	3,103,372	4,089,058

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,600	(41)	14,618,672	29,490,375	12,449,011	5,405,230	3,318,544	4,111,122

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2
Reinvested dividends	$9,480	170,893	13,291	15,757	195,276	653,025	2,597,070	112,912
Mortality and expense risk charges (note 2)	(19,751)	(191,215)	(33,172)	(2,759)	(18,714)	(177,619)	(865,066)	(3,281,212)

Net investment income (loss)	(10,271)	(20,322)	(19,881)	12,998	176,562	475,406	1,732,004	(3,168,300)

Realized gain (loss) on investments	(246,444)	197,362	38,153	(376,860)	(378,818)	133,379	102,628	(69,631,655)
Change in unrealized gain (loss) on investments	651,736	2,119,622	191,867	395,018	259,775	295,834	1,639,326	100,383,820

Net gain (loss) on investments	405,292	2,316,984	230,020	18,158	(119,043)	429,213	1,741,954	30,752,165

Reinvested capital gains	-	-	-	-	-	-	-	23

Net increase (decrease) in contract owners’ equity resulting from operations	$395,021	2,296,662	210,139	31,156	57,519	904,619	3,473,958	27,583,888

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S
Reinvested dividends	$6,530,344	36,196	4,548,265	2,792,421	182,016	258,082	2,170,639	107,585
Mortality and expense risk charges (note 2)	(4,979,441)	(205,208)	(839,612)	(2,242,095)	(4,495,812)	(1,112,941)	(1,976,880)	(70,782)

Net investment income (loss)	1,550,903	(169,012)	3,708,653	550,326	(4,313,796)	(854,859)	193,759	36,803

Realized gain (loss) on investments	(20,414,460)	(1,182,072)	(1,264,493)	(3,423,574)	(18,555,775)	(6,920,480)	(2,745,307)	(278,312)
Change in unrealized gain (loss) on investments	65,912,237	4,154,865	4,797,748	22,330,240	68,716,596	18,950,653	19,212,224	741,465

Net gain (loss) on investments	45,497,777	2,972,793	3,533,255	18,906,666	50,160,821	12,030,173	16,466,917	463,153

Reinvested capital gains	-	-	-	839,890	97	-	-	98,549

Net increase (decrease) in contract owners’ equity resulting from operations	$47,048,680	2,803,781	7,241,908	20,296,882	45,847,122	11,175,314	16,660,676	598,505

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
Reinvested dividends	$1,675,740	189,814	4,258,903	119,246	383,943	-	936,132	16,421
Mortality and expense risk charges (note 2)	(1,223,390)	(108,832)	(2,503,058)	(74,387)	(353,530)	(175,200)	(4,602,488)	(755,515)

Net investment income (loss)	452,350	80,982	1,755,845	44,859	30,413	(175,200)	(3,666,356)	(739,094)

Realized gain (loss) on investments	(494,859)	(430,284)	(207,823)	(482,715)	(678,649)	2,696,753	(15,781,781)	(1,666,959)
Change in unrealized gain (loss) on investments	6,309,170	1,325,951	18,687,982	1,171,591	3,123,165	322,636	89,947,399	12,467,308

Net gain (loss) on investments	5,814,311	895,667	18,480,159	688,876	2,444,516	3,019,389	74,165,618	10,800,349

Reinvested capital gains	1,466,028	68,157	1,435,518	45,140	156,478	-	1,155,600	176,958

Net increase (decrease) in contract owners’ equity resulting from operations	$7,732,689	1,044,806	21,671,522	778,875	2,631,407	2,844,189	71,654,862	10,238,213

Investment Activity:	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2
Reinvested dividends	$1,903,596	1,041,550	14,312,860	80,504	285,989	914,209	437,645	42,219
Mortality and expense risk charges (note 2)	(311,330)	(420,073)	(8,892,884)	(341,332)	(3,464,198)	(889,681)	(421,100)	(52,457)

Net investment income (loss)	1,592,266	621,477	5,419,976	(260,828)	(3,178,209)	24,528	16,545	(10,238)

Realized gain (loss) on investments	3,777,050	491,823	10,522,262	(739,010)	(3,955,894)	368,813	(360,401)	(35,698)
Change in unrealized gain (loss) on investments	(2,761,427)	467,549	9,738,715	7,173,888	58,356,537	6,620,606	3,609,263	435,592

Net gain (loss) on investments	1,015,623	959,372	20,260,977	6,434,878	54,400,643	6,989,419	3,248,862	399,894

Reinvested capital gains	-	325,830	4,715,302	87,760	710,996	124,665	59,679	6,998

Net increase (decrease) in contract owners’ equity resulting from operations	$2,607,889	1,906,679	30,396,255	6,261,810	51,933,430	7,138,612	3,325,086	396,654

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$662,793	31,618	7,697,887	1,102,792	1,461,790	531,915	97,800	1,407,439
Mortality and expense risk charges (note 2)	(818,081)	(99,649)	(1,791,374)	(1,109,992)	(3,030,576)	(514,601)	(77,310)	(1,379,488)

Net investment income (loss)	(155,288)	(68,031)	5,906,513	(7,200)	(1,568,786)	17,314	20,490	27,951

Realized gain (loss) on investments	(5,340,828)	(1,245,208)	(2,825,865)	(274,493)	6,312,921	(5,077,579)	23,162	(2,834,134)
Change in unrealized gain (loss) on investments	11,614,533	2,827,530	9,287,109	11,999,565	32,414,932	9,737,861	280,684	8,258,267

Net gain (loss) on investments	6,273,705	1,582,322	6,461,244	11,725,072	38,727,853	4,660,282	303,846	5,424,133

Reinvested capital gains	107,480	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,225,897	1,514,291	12,367,757	11,717,872	37,159,067	4,677,596	324,336	5,452,084

Investment Activity:	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS
Reinvested dividends	$1,195,149	340,623	-	-	316	-	10,188	700,445
Mortality and expense risk charges (note 2)	(1,305,210)	(238,650)	(232)	(3)	(453)	(62,280)	(420,002)	(651,507)

Net investment income (loss)	(110,061)	101,973	(232)	(3)	(137)	(62,280)	(409,814)	48,938

Realized gain (loss) on investments	873,615	356,290	17,863	(95)	452	(728,803)	(1,214,608)	(3,653,058)
Change in unrealized gain (loss) on investments	9,212,709	992,127	(7,856)	(1)	6,082	1,375,485	7,053,405	8,793,270

Net gain (loss) on investments	10,086,324	1,348,417	10,007	(96)	6,534	646,682	5,838,797	5,140,212

Reinvested capital gains	217,667	1,277	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,193,930	1,451,667	9,775	(99)	6,397	584,402	5,428,983	5,189,150

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3
Reinvested dividends	$-	79,269	786,413	918,802	805,347	1,880,962	136,139	31,310
Mortality and expense risk charges (note 2)	(544,386)	(537,277)	(566,832)	(833,722)	(967,912)	(1,720,345)	(151,398)	(8,311)

Net investment income (loss)	(544,386)	(458,008)	219,581	85,080	(162,565)	160,617	(15,259)	22,999

Realized gain (loss) on investments	2,014,524	5,202,460	(3,620,686)	556,222	(1,000,580)	8,201,720	144,851	90,896
Change in unrealized gain (loss) on investments	541,792	(2,127,409)	7,422,046	7,723,897	9,908,518	8,742,885	1,187,915	(24,700)

Net gain (loss) on investments	2,556,316	3,075,051	3,801,360	8,280,119	8,907,938	16,944,605	1,332,766	66,196

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,011,930	2,617,043	4,020,941	8,365,199	8,745,373	17,105,222	1,317,507	89,195

Investment Activity:	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$385,840	2,839	214,215	148,893	2,828,419	29,078	152,212	-
Mortality and expense risk charges (note 2)	(110,862)	(593)	(52,971)	(172,326)	(5,267,460)	(53,707)	(602,145)	(110,071)

Net investment income (loss)	274,978	2,246	161,244	(23,433)	(2,439,041)	(24,629)	(449,933)	(110,071)

Realized gain (loss) on investments	804,994	(4,627)	(2,094,904)	(87,059)	(42,293,327)	385,397	1,139,444	(242,080)
Change in unrealized gain (loss) on investments	(217,501)	8,272	2,350,135	1,818,433	79,731,748	405,776	7,061,131	2,324,724

Net gain (loss) on investments	587,493	3,645	255,231	1,731,374	37,438,421	791,173	8,200,575	2,082,644

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$862,471	5,891	416,475	1,707,941	34,999,380	766,544	7,750,642	1,972,573

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2
Reinvested dividends	$56,225	22,845	45,058	3,674	-	892,439	-	3
Mortality and expense risk charges (note 2)	(55,958)	(9,253)	(56,268)	(6,983)	(570,283)	(1,095,991)	(14,972)	(1)

Net investment income (loss)	267	13,592	(11,210)	(3,309)	(570,283)	(203,552)	(14,972)	2

Realized gain (loss) on investments	(531,838)	(25,323)	175,040	(25,447)	6,828,427	(6,757,262)	(4,892)	-
Change in unrealized gain (loss) on investments	925,398	58,937	433,795	77,984	(1,858,084)	14,634,695	306,444	-

Net gain (loss) on investments	393,560	33,614	608,835	52,537	4,970,343	7,877,433	301,552	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$393,827	47,206	597,625	49,228	4,400,060	7,673,881	286,580	2

Investment Activity:	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP
Reinvested dividends	$234,216	471,277	120,224	131,618	108,870	118,103	589,792	-
Mortality and expense risk charges (note 2)	(85,399)	(172,160)	(258,382)	(290,734)	(469,271)	(405,070)	(887,188)	(37)

Net investment income (loss)	148,817	299,117	(138,158)	(159,116)	(360,401)	(286,967)	(297,396)	(37)

Realized gain (loss) on investments	(33,954)	(119,580)	(1,653,517)	(1,847,822)	(481,359)	3,549,813	1,312,225	2
Change in unrealized gain (loss) on investments	190,809	428,734	6,149,883	7,028,655	11,218,034	4,258,555	4,373,525	3,014

Net gain (loss) on investments	156,855	309,154	4,496,366	5,180,833	10,736,675	7,808,368	5,685,750	3,016

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$305,672	608,271	4,358,208	5,021,717	10,376,274	7,521,401	5,388,354	2,979

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2
Reinvested dividends	$-	760	32	2,201	-	142	9,168	-
Mortality and expense risk charges (note 2)	(465)	(1,067)	(1,378)	(4,060)	(341,943)	(105)	(3,395)	(576)

Net investment income (loss)	(465)	(307)	(1,346)	(1,859)	(341,943)	37	5,773	(576)

Realized gain (loss) on investments	9,707	(7,407)	-	15,502	1,582,023	(317)	235	2,697
Change in unrealized gain (loss) on investments	1,944	(2,793)	-	51,989	2,464,303	1,821	1,419	13,139

Net gain (loss) on investments	11,651	(10,200)	-	67,491	4,046,326	1,504	1,654	15,836

Reinvested capital gains	-	-	-	-	-	-	7,389	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,186	(10,507)	(1,346)	65,632	3,704,383	1,541	14,816	15,260

See accompanying notes to financial statements.

24

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		ALBS		ALMCS		AFGF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(39,770,690)	49,602,881	2,422	3,700	(4,751)	(3,645)	(36,190)	(43,108)
Realized gain (loss) on investments	(411,632,210)	(1,638,769,490)	(37,818)	(12,724)	(52,335)	(45,009)	41,929	(359,600)
Change in unrealized gain (loss) on investments	2,832,478,785	5,024,146,648	37,177	57,489	128,460	187,323	1,696,018	3,503,727
Reinvested capital gains	116,160,217	266,022,593	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,497,236,102	3,701,002,632	1,781	48,465	71,374	138,669	1,701,757	3,101,019

Equity transactions:
Purchase payments received from contract owners (note 3)	4,997,174,244	3,692,844,513	-	-	-	-	25,162	25,996
Transfers between funds	-	-	(221,780)	7,072	(1,329)	31,665	(248,274)	(166,604)
Redemptions (note 3)	(2,213,555,252)	(1,877,272,449)	(301)	(8,320)	(50,237)	(5,564)	(782,185)	(1,525,292)
Annuity benefits	(1,798,113)	(1,682,121)	-	-	-	-	(574)	(472)
Contract maintenance charges (note 2)	(64,398,005)	(34,430,609)	(5)	(8)	(5)	(39)	(4,025)	(4,634)
Contingent deferred sales charges (note 2)	(19,999,120)	(17,198,031)	-	-	-	-	(242)	(2,515)
Adjustments to maintain reserves	(413,602)	1,535,292	(1)	(7)	(1)	(10)	216	268

Net equity transactions	2,697,010,152	1,763,796,595	(222,087)	(1,263)	(51,572)	26,052	(1,009,922)	(1,673,253)

Net change in contract owners’ equity	5,194,246,254	5,464,799,227	(220,306)	47,202	19,802	164,721	691,835	1,427,766
Contract owners’ equity beginning of period	21,471,280,300	16,006,481,073	220,306	173,104	432,673	267,952	10,290,161	8,862,395

Contract owners’ equity end of period	$26,665,526,554	21,471,280,300	-	220,306	452,475	432,673	10,981,996	10,290,161

CHANGES IN UNITS:
Beginning units	1,768,312,525	1,454,565,115	18,711	18,716	38,321	35,463	156,482	185,887
Units purchased	980,997,336	888,311,585	57	2,396	192	5,759	372	496
Units redeemed	(639,721,804)	(574,564,175)	(18,768)	(2,401)	(4,394)	(2,901)	(14,675)	(29,901)

Ending units	2,109,588,057	1,768,312,525	-	18,711	34,119	38,321	142,179	156,482

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AFHY		AFGC		MLVGA3		CSIEF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,359	95,253	7,098	18,930	51,890	226,145	(19,087)	(1,233)
Realized gain (loss) on investments	393,524	1,167	8,620	1,011	248,062	19,518	(2,233)	52
Change in unrealized gain (loss) on investments	(300,617)	393,367	41,511	(10,779)	4,945,273	1,054,267	191,961	18,325
Reinvested capital gains	-	-	6,086	12,897	486,456	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	207,266	489,787	63,315	22,059	5,731,681	1,299,930	170,641	17,144

Equity transactions:
Purchase payments received from contract owners (note 3)	3,982	5,459	2,123	52,886	27,290,593	14,104,617	11,823	1
Transfers between funds	(71,163)	652	(75,000)	(38,207)	29,232,318	13,167,385	671,944	1,677,185
Redemptions (note 3)	(88,161)	(61,209)	(125,074)	(199,930)	(4,853,439)	(386,948)	(285,984)	(11,760)
Annuity benefits	(1,298)	(1,070)	(239)	(237)	-	-	(3,139)	-
Contract maintenance charges (note 2)	(732)	(694)	(834)	(1,052)	(3,714)	(643)	(1,386)	(49)
Contingent deferred sales charges (note 2)	-	-	-	-	(20,176)	(537)	(63)	(3)
Adjustments to maintain reserves	454	636	79	74	(3,333)	(143)	30,749	(38,075)

Net equity transactions	(156,918)	(56,226)	(198,945)	(186,466)	51,642,249	26,883,731	423,944	1,627,299

Net change in contract owners’ equity	50,348	433,561	(135,630)	(164,407)	57,373,930	28,183,661	594,585	1,644,443
Contract owners’ equity beginning of period	1,735,819	1,302,258	1,355,698	1,520,105	28,183,661	-	1,644,443	-

Contract owners’ equity end of period	$1,786,167	1,735,819	1,220,068	1,355,698	85,557,591	28,183,661	2,239,028	1,644,443

CHANGES IN UNITS:
Beginning units	41,033	42,363	42,499	48,345	2,338,768	-	161,230	-
Units purchased	106,319	50,187	65	2,683	5,247,675	2,409,651	88,599	162,407
Units redeemed	(110,274)	(51,517)	(5,986)	(8,529)	(1,014,336)	(70,883)	(53,624)	(1,177)

Ending units	37,078	41,033	36,578	42,499	6,572,107	2,338,768	196,205	161,230

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WSCP		HVIE		HVSIT		JPMMV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(391,423)	(56,409)	(228)	-	(445)	-	(8,243)	(52,350)
Realized gain (loss) on investments	1,626,667	335,321	(11)	-	(143)	-	382,519	120,458
Change in unrealized gain (loss) on investments	2,749,412	6,359,410	6,643	-	19,111	-	841,739	1,385,216
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,984,656	6,638,322	6,404	-	18,523	-	1,216,015	1,453,324

Equity transactions:
Purchase payments received from contract owners (note 3)	680,575	654,609	237,893	-	429,339	-	44,798	16,373
Transfers between funds	(973,119)	(1,219,878)	18,214	-	67,835	-	11,044	5,141,431
Redemptions (note 3)	(5,014,258)	(4,438,788)	-	-	(93)	-	(693,178)	(534,065)
Annuity benefits	(2,866)	(2,226)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,508)	(25,375)	-	-	(2)	-	(2,630)	(1,921)
Contingent deferred sales charges (note 2)	(7,382)	(14,104)	-	-	-	-	(595)	(1,610)
Adjustments to maintain reserves	(812)	(1,326)	2	-	(7)	-	599	682

Net equity transactions	(5,340,370)	(5,047,088)	256,109	-	497,072	-	(639,962)	4,620,890

Net change in contract owners’ equity	(1,355,714)	1,591,234	262,513	-	515,595	-	576,053	6,074,214
Contract owners’ equity beginning of period	34,965,344	33,374,110	-	-	-	-	6,074,214	-

Contract owners’ equity end of period	$33,609,630	34,965,344	262,513	-	515,595	-	6,650,267	6,074,214

CHANGES IN UNITS:
Beginning units	2,532,513	2,973,366	-	-	-	-	515,602	-
Units purchased	55,803	85,441	25,794	-	45,699	-	69,951	607,494
Units redeemed	(432,580)	(526,294)	(334)	-	(14)	-	(122,195)	(91,892)

Ending units	2,155,736	2,532,513	25,460	-	45,685	-	463,358	515,602

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JABS		JACAS		JAGTS2		JAGTS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$146,970	161,806	(1,478,438)	(1,322,453)	(81,967)	(51,931)	(29,251)	(26,821)
Realized gain (loss) on investments	287,704	98,845	563,537	1,346,294	233,178	77,619	164,380	3,692
Change in unrealized gain (loss) on investments	415,208	1,901,259	7,307,648	30,329,801	1,355,173	1,695,971	299,684	901,951
Reinvested capital gains	-	444,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	849,882	2,605,921	6,392,747	30,353,642	1,506,384	1,721,659	434,813	878,822

Equity transactions:
Purchase payments received from contract owners (note 3)	208,800	90,629	24,392,579	17,346,363	1,091,499	102,217	-	-
Transfers between funds	182,789	1,268,903	(326,944)	6,936,783	3,301,854	1,196,390	(65,143)	(50,583)
Redemptions (note 3)	(1,869,065)	(979,595)	(11,213,552)	(8,372,768)	(586,665)	(583,035)	(526,666)	(159,089)
Annuity benefits	-	-	-	(686)	-	-	(407)	(318)
Contract maintenance charges (note 2)	(1,091)	(1,332)	(179,548)	(76,618)	(2,406)	(2,286)	(1,977)	(2,065)
Contingent deferred sales charges (note 2)	(8,647)	(15,404)	(85,264)	(74,858)	(2,548)	(2,637)	(344)	(286)
Adjustments to maintain reserves	213	(309)	(7,788)	(2,861)	(191)	(78)	(14)	(148)

Net equity transactions	(1,487,001)	362,892	12,579,483	15,755,355	3,801,543	710,571	(594,551)	(212,489)

Net change in contract owners’ equity	(637,119)	2,968,813	18,972,230	46,108,997	5,307,927	2,432,230	(159,738)	666,333
Contract owners’ equity beginning of period	13,598,156	10,629,343	108,890,102	62,781,105	5,164,464	2,732,234	2,371,177	1,704,844

Contract owners’ equity end of period	$12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464	2,211,439	2,371,177

CHANGES IN UNITS:
Beginning units	876,368	848,549	7,958,375	6,759,021	417,666	342,194	566,071	628,439
Units purchased	196,612	158,019	3,163,870	4,021,501	598,210	218,356	-	-
Units redeemed	(291,095)	(130,200)	(2,593,828)	(2,822,147)	(250,320)	(142,884)	(136,468)	(62,368)

Ending units	781,885	876,368	8,528,417	7,958,375	765,556	417,666	429,603	566,071

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JARLCS		JAIGS2		JAIGS		MIGSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(14,809)	(1,634,785)	(1,725,699)	(77,451)	(78,437)	(162,818)	(142,819)
Realized gain (loss) on investments	-	(1,782,822)	(23,243,130)	(13,207,264)	1,087,912	520,950	196,227	(264,896)
Change in unrealized gain (loss) on investments	-	2,118,307	56,759,658	94,042,772	860,732	3,836,579	1,109,650	4,149,861
Reinvested capital gains	-	-	-	4,306,852	-	235,876	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	320,676	31,881,743	83,416,661	1,871,193	4,514,968	1,143,059	3,742,146

Equity transactions:
Purchase payments received from contract owners (note 3)	(116)	47,451	10,998,350	8,676,868	(10)	1	159,901	188,142
Transfers between funds	110	(3,655,957)	(54,480,174)	3,456,988	(261,775)	(565,795)	(866,921)	(718,949)
Redemptions (note 3)	6	(305,303)	(17,021,268)	(14,062,429)	(1,848,999)	(809,687)	(1,754,225)	(1,387,814)
Annuity benefits	-	-	(10,542)	(7,349)	-	-	-	-
Contract maintenance charges (note 2)	-	(4,832)	(163,405)	(310,406)	(4,943)	(4,857)	(1,258)	(1,353)
Contingent deferred sales charges (note 2)	-	(6,798)	(138,130)	(136,077)	(2,519)	(2,332)	(16,968)	(17,783)
Adjustments to maintain reserves	-	(38)	1,825	76,341	(46)	(431)	(207)	(35)

Net equity transactions	-	(3,925,477)	(60,813,344)	(2,306,064)	(2,118,292)	(1,383,101)	(2,479,678)	(1,937,792)

Net change in contract owners’ equity	-	(3,604,801)	(28,931,601)	81,110,597	(247,099)	3,131,867	(1,336,619)	1,804,354
Contract owners’ equity beginning of period	-	3,604,801	194,437,248	113,326,651	9,534,039	6,402,172	13,426,951	11,622,597

Contract owners’ equity end of period	$-	-	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

CHANGES IN UNITS:
Beginning units	-	333,684	8,647,430	8,802,005	602,788	711,183	996,255	1,184,843
Units purchased	-	42,163	2,310,524	3,164,155	6,413	4,011	84,921	79,443
Units redeemed	-	(375,847)	(5,033,132)	(3,318,730)	(138,415)	(112,406)	(271,751)	(268,031)

Ending units	-	-	5,924,822	8,647,430	470,786	602,788	809,425	996,255

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,470,991)	(1,623,011)	(59,679)	-	92,507	202,344	845,402	11,170,625
Realized gain (loss) on investments	(1,638,522)	(6,438,115)	11,359	-	(79,391)	(321,844)	(125,112)	(36,883,147)
Change in unrealized gain (loss) on investments	32,748,631	77,682,129	1,036,966	-	101,893	310,295	507,809	32,378,594
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,639,118	69,621,003	988,646	-	115,009	190,795	1,228,099	6,666,072

Equity transactions:
Purchase payments received from contract owners (note 3)	29,890,254	20,597,621	7,924,615	-	33,644	126,119	476,070	2,620,763
Transfers between funds	(31,204,677)	193,679,815	6,267,926	-	(58,424)	(815,884)	(933,517)	(192,753,077)
Redemptions (note 3)	(26,173,318)	(16,296,041)	(138,260)	-	(177,304)	(430,071)	(2,271,970)	(6,736,700)
Annuity benefits	(4,971)	(1,807)	-	-	-	-	(7,023)	(484)
Contract maintenance charges (note 2)	(1,195,715)	(872,738)	(5,135)	-	(564)	(850)	(23,660)	(256,029)
Contingent deferred sales charges (note 2)	(350,202)	(246,961)	(865)	-	(311)	(1,024)	(31,566)	(90,086)
Adjustments to maintain reserves	5,360	1,246,895	(2,123)	-	(77)	808	201	178,618

Net equity transactions	(29,033,269)	198,106,784	14,046,158	-	(203,036)	(1,120,902)	(2,791,465)	(197,036,995)

Net change in contract owners’ equity	605,849	267,727,787	15,034,804	-	(88,027)	(930,107)	(1,563,366)	(190,370,923)
Contract owners’ equity beginning of period	339,409,689	71,681,902	-	-	2,069,531	2,999,638	24,506,017	214,876,940

Contract owners’ equity end of period	$340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

CHANGES IN UNITS:
Beginning units	22,272,897	5,622,918	-	-	199,374	312,617	2,319,135	22,132,369
Units purchased	7,522,139	19,970,632	1,486,644	-	31,877	88,322	221,242	873,668
Units redeemed	(9,366,024)	(3,320,653)	(85,964)	-	(50,631)	(201,565)	(479,811)	(20,686,902)

Ending units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSEMB		MSVRE		MSVREB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$119,017	289,584	34,198	82,894	200	1,251,954	74	737,229
Realized gain (loss) on investments	(27,641)	(117,690)	5,959	(89,704)	3,911	(66,930,523)	2,396	(57,817,100)
Change in unrealized gain (loss) on investments	252,089	914,507	63,280	320,524	7,685	68,126,489	211	58,458,616
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	343,465	1,086,401	103,437	313,714	11,796	2,447,920	2,681	1,378,745

Equity transactions:
Purchase payments received from contract owners (note 3)	(25)	-	-	-	(9,869)	745,024	(563)	588,205
Transfers between funds	(139,966)	(304,590)	(59,252)	(69,763)	9,430	(56,957,139)	646	(41,945,950)
Redemptions (note 3)	(627,810)	(627,664)	(258,404)	(211,428)	13,525	(5,271,515)	(73)	(2,760,743)
Annuity benefits	-	-	-	-	(5,153)	(7,927)	(7,601)	(5,442)
Contract maintenance charges (note 2)	(2,700)	(3,207)	(255)	(306)	-	(21,019)	(11)	(4,594)
Contingent deferred sales charges (note 2)	(170)	(1,009)	(1,061)	(4,280)	57	(14,348)	-	(46,447)
Adjustments to maintain reserves	(142)	(32)	(41)	(115)	(3,387)	3,444	63	(4,040)

Net equity transactions	(770,813)	(936,502)	(319,013)	(285,892)	4,603	(61,523,480)	(7,539)	(44,179,011)

Net change in contract owners’ equity	(427,348)	149,899	(215,576)	27,822	16,399	(59,075,560)	(4,858)	(42,800,266)
Contract owners’ equity beginning of period	4,430,726	4,280,827	1,345,283	1,317,461	41,272	59,116,832	13,655	42,813,921

Contract owners’ equity end of period	$4,003,378	4,430,726	1,129,707	1,345,283	57,671	41,272	8,797	13,655

CHANGES IN UNITS:
Beginning units	206,910	256,891	72,537	91,031	-	2,056,027	27	3,061,013
Units purchased	-	3	3,830	-	660	113,849	2	313,220
Units redeemed	(34,268)	(49,984)	(20,176)	(18,494)	(348)	(2,169,876)	(2)	(3,374,206)

Ending units	172,642	206,910	56,191	72,537	312	-	27	27

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VFMG2		NVAGF3		NVAMV1		NVAMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,669)	(64,372)	149,443	49,768	48,393	184	14,578	3,691
Realized gain (loss) on investments	(110,405)	(880,284)	51,578	12,227	26,972	394	325,842	10,546
Change in unrealized gain (loss) on investments	494,316	1,768,219	(66,561)	(34,308)	1,045,072	324	3,426,235	217,163
Reinvested capital gains	-	25,226	80,474	7,662	136,535	2,329	410,638	157,670

Net increase (decrease) in contract owners’ equity resulting from operations	353,242	848,789	214,934	35,349	1,256,972	3,231	4,177,293	389,070

Equity transactions:
Purchase payments received from contract owners (note 3)	26,108	9,543	819,543	737,506	142,525	797	8,174,041	3,179,594
Transfers between funds	(250,360)	(961,621)	921,343	1,002,127	63,935,817	65,674	143,680,798	791,681
Redemptions (note 3)	(600,880)	(432,753)	(233,252)	(14,581)	(607,916)	-	(793,867)	(21,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,677)	(1,699)	(245)	(27)	(1,550)	(7)	(51,957)	(1,127)
Contingent deferred sales charges (note 2)	(7,392)	(6,666)	(1,228)	(123)	(1,197)	-	(12,305)	(379)
Adjustments to maintain reserves	300	(2,743)	42	(57)	525	4	(30,804)	(52)

Net equity transactions	(833,901)	(1,395,939)	1,506,203	1,724,845	63,468,204	66,468	150,965,906	3,948,457

Net change in contract owners’ equity	(480,659)	(547,150)	1,721,137	1,760,194	64,725,176	69,699	155,143,199	4,337,527
Contract owners’ equity beginning of period	4,554,149	5,101,299	1,760,194	-	69,699	-	4,337,527	-

Contract owners’ equity end of period	$4,073,490	4,554,149	3,481,331	1,760,194	64,794,875	69,699	159,480,726	4,337,527

CHANGES IN UNITS:
Beginning units	407,960	567,913	155,699	-	5,595	-	349,190	-
Units purchased	8,258	10,470	240,763	171,252	4,737,018	5,917	11,482,377	369,575
Units redeemed	(81,247)	(170,423)	(107,899)	(15,553)	(96,778)	(322)	(302,298)	(20,385)

Ending units	334,971	407,960	288,563	155,699	4,645,835	5,595	11,529,269	349,190

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,135,295)	(14,372,663)	245,983	(5,947,980)	(732,820)	(1,012,227)	(2,208,220)	(1,734,567)
Realized gain (loss) on investments	(313,653)	(967,861)	(2,237,351)	(5,520,833)	(1,266,938)	(2,346,433)	(2,860,535)	(14,738,005)
Change in unrealized gain (loss) on investments	192,526,853	183,848,906	24,268,332	48,539,026	11,859,553	20,478,116	31,280,307	37,729,828
Reinvested capital gains	-	23,952,905	-	133,572	-	5,145,844	-	13,208,018

Net increase (decrease) in contract owners’ equity resulting from operations	187,077,905	192,461,287	22,276,964	37,203,785	9,859,795	22,265,300	26,211,552	34,465,274

Equity transactions:
Purchase payments received from contract owners (note 3)	712,887,949	492,950,710	225,685,723	173,717,962	22,090,984	15,317,189	32,202,433	26,497,378
Transfers between funds	41,057,714	9,346,514	32,314,699	20,338,341	42,501	5,452,070	2,290,735	(8,236,059)
Redemptions (note 3)	(62,031,108)	(34,651,835)	(27,849,860)	(16,049,975)	(8,075,407)	(5,262,339)	(10,854,285)	(8,889,548)
Annuity benefits	(2,624)	(2,334)	(433)	(210)	(3,275)	(1,174)	(4,490)	(187)
Contract maintenance charges (note 2)	(8,768,810)	(3,734,141)	(2,393,084)	(754,523)	(179,966)	(82,671)	(287,264)	(136,267)
Contingent deferred sales charges (note 2)	(1,150,427)	(515,423)	(527,216)	(282,812)	(65,682)	(49,079)	(117,620)	(101,955)
Adjustments to maintain reserves	(99,745)	27,605	(538)	21,238	(2,592)	6,556	(3,004)	(100,589)

Net equity transactions	681,892,949	463,421,096	227,229,291	176,990,021	13,806,563	15,380,552	23,226,505	9,032,773

Net change in contract owners’ equity	868,970,854	655,882,383	249,506,255	214,193,806	23,666,358	37,645,852	49,438,057	43,498,047
Contract owners’ equity beginning of period	1,265,479,532	609,597,149	521,119,406	306,925,600	88,516,088	50,870,236	142,385,263	98,887,216

Contract owners’ equity end of period	$2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

CHANGES IN UNITS:
Beginning units	138,502,206	81,161,084	50,794,802	33,032,987	8,693,755	6,969,825	16,804,221	15,955,035
Units purchased	86,762,477	67,596,456	30,066,490	25,075,596	3,579,513	3,855,621	6,191,345	6,604,527
Units redeemed	(13,836,859)	(10,255,334)	(9,020,155)	(7,313,781)	(2,219,490)	(2,131,691)	(3,550,474)	(5,755,341)

Ending units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF		HIBF3		GEM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(5,608,656)	(6,898,859)	651,919	743,227	5,561,433	4,190,567	(6,448)	(306)
Realized gain (loss) on investments	(6,507,905)	(12,387,580)	(500,730)	(868,839)	6,533,437	(6,795,418)	2,167	(13,506)
Change in unrealized gain (loss) on investments	79,624,930	111,016,457	889,712	3,419,998	(4,262,834)	20,803,406	73,524	249,347
Reinvested capital gains	-	9,902,860	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	67,508,369	101,632,878	1,040,901	3,294,386	7,832,036	18,198,555	69,243	235,535

Equity transactions:
Purchase payments received from contract owners (note 3)	226,129,891	170,711,985	321	48	6,045,233	4,738,785	-	-
Transfers between funds	29,689,031	7,220,754	(693,079)	(704,785)	18,998,335	23,732,554	(45,611)	(39,904)
Redemptions (note 3)	(22,926,591)	(12,195,578)	(1,611,951)	(956,679)	(7,998,866)	(5,978,036)	(136,754)	(82,113)
Annuity benefits	(2,415)	(1,682)	(282)	(260)	(9,410)	(7,798)	(632)	(922)
Contract maintenance charges (note 2)	(2,282,780)	(695,470)	(1,336)	(1,435)	(6,615)	(5,007)	(199)	(259)
Contingent deferred sales charges (note 2)	(475,706)	(261,313)	(12,396)	(19,299)	(62,432)	(73,686)	(46)	(255)
Adjustments to maintain reserves	(20,422)	135,912	(284)	(463)	(681)	2,122	(3,325)	411

Net equity transactions	230,111,008	164,914,608	(2,319,007)	(1,682,873)	16,965,564	22,408,934	(186,567)	(123,042)

Net change in contract owners’ equity	297,619,377	266,547,486	(1,278,106)	1,611,513	24,797,600	40,607,489	(117,324)	112,493
Contract owners’ equity beginning of period	491,948,344	225,400,858	10,137,433	8,525,920	70,853,298	30,245,809	599,638	487,145

Contract owners’ equity end of period	$789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

CHANGES IN UNITS:
Beginning units	64,562,256	38,038,535	689,492	833,712	6,014,764	3,688,239	25,866	33,579
Units purchased	39,245,276	35,144,378	38,355	1,892	5,824,170	5,264,322	-	-
Units redeemed	(9,097,580)	(8,620,657)	(187,315)	(146,112)	(4,558,918)	(2,937,797)	(7,760)	(7,713)

Ending units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEM2		GEM3		GEM6		GVGU2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,964)	(7,169)	(477,949)	(12,936)	(851,822)	(181,474)	657	7,591
Realized gain (loss) on investments	(13,047)	(151,694)	(5,692,588)	(5,122,632)	(6,484,858)	(14,512,801)	(153,050)	(23,217)
Change in unrealized gain (loss) on investments	288,441	1,060,048	11,188,499	21,233,938	14,671,480	33,590,395	139,351	33,458
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,430	901,185	5,017,962	16,098,370	7,334,800	18,896,120	(13,042)	17,832

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	1,461,643	1,246,746	7,570,683	5,582,825	-	-
Transfers between funds	(108,960)	(182,671)	(1,794,095)	465,710	(126,870)	3,202,579	(315,100)	(12,351)
Redemptions (note 3)	(310,106)	(348,089)	(5,054,735)	(5,221,848)	(5,896,439)	(5,221,001)	(22,468)	(58,442)
Annuity benefits	-	-	(5,693)	(4,681)	(7,212)	(6,463)	-	-
Contract maintenance charges (note 2)	(462)	(517)	(18,119)	(20,129)	(7,226)	(7,044)	(17)	(62)
Contingent deferred sales charges (note 2)	(2,779)	(4,021)	(17,724)	(15,853)	(61,093)	(71,105)	-	(668)
Adjustments to maintain reserves	(104)	(139)	2,192	(319)	1,291	(1,641)	24	(32)

Net equity transactions	(422,411)	(535,435)	(5,426,531)	(3,550,374)	1,473,134	3,478,150	(337,561)	(71,555)

Net change in contract owners’ equity	(176,981)	365,750	(408,569)	12,547,996	8,807,934	22,374,270	(350,603)	(53,723)
Contract owners’ equity beginning of period	2,165,809	1,800,059	40,692,298	28,144,302	54,771,472	32,397,202	350,603	404,326

Contract owners’ equity end of period	$1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	-	350,603

CHANGES IN UNITS:
Beginning units	66,147	88,202	1,637,414	1,827,343	2,858,691	2,681,445	18,909	23,118
Units purchased	5,095	260	309,359	400,550	1,029,748	1,544,209	-	-
Units redeemed	(18,457)	(22,315)	(533,147)	(590,479)	(997,648)	(1,366,963)	(18,909)	(4,209)

Ending units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	-	18,909

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU		GIG		GIG3		NVIE6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,341	91,395	(108)	(79)	(124,726)	(135,832)	(120,215)	(82,852)
Realized gain (loss) on investments	(1,089,826)	(1,835,008)	5,082	2,830	(3,948,851)	(3,448,615)	1,279,970	(1,111,808)
Change in unrealized gain (loss) on investments	953,426	1,849,941	(1,698)	13,373	7,497,128	8,852,276	1,475,501	3,598,820
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,059)	106,328	3,276	16,124	3,423,551	5,267,829	2,635,256	2,404,160

Equity transactions:
Purchase payments received from contract owners (note 3)	8,575	106,055	-	-	480,901	488,133	4,252,656	2,363,567
Transfers between funds	(3,157,494)	(1,203,978)	-	-	(1,422,899)	18,024,650	(997,220)	9,684,968
Redemptions (note 3)	(241,472)	(652,910)	(23,067)	(13,941)	(4,338,072)	(3,649,230)	(1,028,281)	(772,853)
Annuity benefits	-	-	-	-	(6,778)	(2,966)	-	-
Contract maintenance charges (note 2)	(604)	(1,999)	(38)	(67)	(15,052)	(10,253)	(26,941)	(8,538)
Contingent deferred sales charges (note 2)	(544)	(1,368)	-	-	(5,476)	(7,452)	(15,971)	(8,002)
Adjustments to maintain reserves	(27)	(924)	(6)	(9)	(1,755)	14,142	(1,004)	(1,088)

Net equity transactions	(3,391,566)	(1,755,124)	(23,111)	(14,017)	(5,309,131)	14,857,024	2,183,239	11,258,054

Net change in contract owners’ equity	(3,517,625)	(1,648,796)	(19,835)	2,107	(1,885,580)	20,124,853	4,818,495	13,662,214
Contract owners’ equity beginning of period	3,517,625	5,166,421	63,507	61,400	34,952,573	14,827,720	16,443,478	2,781,264

Contract owners’ equity end of period	$-	3,517,625	43,672	63,507	33,066,993	34,952,573	21,261,973	16,443,478

CHANGES IN UNITS:
Beginning units	217,412	340,376	6,007	7,437	2,072,015	1,123,906	2,369,404	510,631
Units purchased	5,298	35,047	-	-	106,050	1,451,530	1,452,165	2,236,631
Units redeemed	(222,710)	(158,011)	(2,332)	(1,430)	(424,133)	(503,421)	(1,066,722)	(377,858)

Ending units	-	217,412	3,675	6,007	1,753,932	2,072,015	2,754,847	2,369,404

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GEF3		NVGWL6		NVNMO1		NVNMO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,716)	(7,010)	(4,720)	(149)	(1,105,108)	(442,119)	(253,263)	(91,964)
Realized gain (loss) on investments	(508,522)	(915,157)	20,289	8,059	2,182,069	588,120	1,795,186	(66,350)
Change in unrealized gain (loss) on investments	697,776	1,375,926	195,256	34,632	3,233,777	10,150,274	(1,423,865)	2,292,034
Reinvested capital gains	-	-	-	-	8,019,402	221,132	1,483,066	23,974

Net increase (decrease) in contract owners’ equity resulting from operations	181,538	453,759	210,825	42,542	12,330,140	10,517,407	1,601,124	2,157,694

Equity transactions:
Purchase payments received from contract owners (note 3)	114,365	53,758	1,281,617	357,931	1,459,772	842,403	6,274,405	3,249,490
Transfers between funds	(340,451)	(294,808)	208,335	148,158	(5,528,129)	96,754,857	263,679	5,477,366
Redemptions (note 3)	(293,048)	(424,347)	(26,982)	(1,061)	(12,890,556)	(5,977,965)	(1,035,114)	(291,262)
Annuity benefits	-	-	-	-	(13,718)	(8,793)	-	-
Contract maintenance charges (note 2)	(1,094)	(1,383)	(2,999)	(533)	(53,392)	(20,848)	(26,781)	(2,994)
Contingent deferred sales charges (note 2)	(1,754)	(869)	(155)	-	(14,516)	(16,852)	(16,056)	(5,726)
Adjustments to maintain reserves	(67)	(35)	(87)	(53)	(503)	(53,427)	17,939	8,351

Net equity transactions	(522,049)	(667,684)	1,459,729	504,442	(17,041,042)	91,519,375	5,478,072	8,435,225

Net change in contract owners’ equity	(340,511)	(213,925)	1,670,554	546,984	(4,710,902)	102,036,782	7,079,196	10,592,919
Contract owners’ equity beginning of period	2,534,945	2,748,870	546,984	-	102,102,091	65,309	11,436,241	843,322

Contract owners’ equity end of period	$2,194,434	2,534,945	2,217,538	546,984	97,391,189	102,102,091	18,515,437	11,436,241

CHANGES IN UNITS:
Beginning units	186,700	249,753	41,212	-	13,158,118	12,714	1,491,186	165,613
Units purchased	15,764	17,275	132,855	46,750	468,940	14,478,505	2,381,516	1,632,425
Units redeemed	(55,418)	(80,328)	(21,558)	(5,538)	(2,624,013)	(1,333,101)	(1,745,356)	(306,852)

Ending units	147,046	186,700	152,509	41,212	11,003,045	13,158,118	2,127,346	1,491,186

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,393)	(13,555)	(3,153,667)	(3,867,075)	(173,791)	(43,900)	(5,010,888)	878,028
Realized gain (loss) on investments	(76,499)	(343,055)	(10,821,321)	(36,769,848)	(61,849)	(415,017)	-	-
Change in unrealized gain (loss) on investments	407,623	758,225	58,521,859	109,745,964	843,954	2,541,584	65,214,174	48,916,872
Reinvested capital gains	-	-	-	-	1,545,023	2,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	323,731	401,615	44,546,871	69,109,041	2,153,337	2,085,019	60,203,286	49,794,900

Equity transactions:
Purchase payments received from contract owners (note 3)	124,197	130,480	6,969,526	6,399,492	4,643,245	3,053,438	316,256,961	204,557,114
Transfers between funds	205,753	(179,894)	(111,755,729)	(31,644,463)	5,511,038	1,377,295	151,570,777	28,466,804
Redemptions (note 3)	(295,484)	(309,192)	(16,800,769)	(15,107,123)	(948,472)	(224,408)	(21,451,626)	(5,762,697)
Annuity benefits	-	-	(2,412)	(1,044)	-	-	-	-
Contract maintenance charges (note 2)	(1,121)	(1,283)	(923,550)	(1,121,891)	(2,644)	(1,555)	(2,330,848)	(293,515)
Contingent deferred sales charges (note 2)	(1,767)	(1,097)	(257,983)	(284,591)	(6,434)	(1,413)	(418,181)	(110,682)
Adjustments to maintain reserves	213	1,297	8,432	328,074	3,857	(114)	(22,045)	2,583

Net equity transactions	31,791	(359,689)	(122,762,485)	(41,431,546)	9,200,590	4,203,243	443,605,038	226,859,607

Net change in contract owners’ equity	355,522	41,926	(78,215,614)	27,677,495	11,353,927	6,288,262	503,808,324	276,654,507
Contract owners’ equity beginning of period	1,609,379	1,567,453	281,298,193	253,620,698	10,654,779	4,366,517	418,125,250	141,470,743

Contract owners’ equity end of period	$1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

CHANGES IN UNITS:
Beginning units	202,450	255,949	35,752,844	41,560,970	1,320,362	688,094	45,054,749	17,964,614
Units purchased	130,357	74,631	2,876,753	7,904,924	1,574,362	827,711	51,142,762	28,898,910
Units redeemed	(130,117)	(128,130)	(17,359,069)	(13,713,050)	(478,605)	(195,443)	(4,869,565)	(1,808,775)

Ending units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(7,220,893)	907,250	(1,059,856)	1,819,739	(5,779,827)	1,884,735	(2,331,637)	(214,279)
Realized gain (loss) on investments	(1,058,755)	(1,407,350)	2,738,635	353,906	(189,243)	(652,099)	(1,431,640)	(3,971,723)
Change in unrealized gain (loss) on investments	115,236,041	68,998,819	8,641,609	12,131,843	102,370,642	58,689,713	37,100,913	44,166,282
Reinvested capital gains	38,876	-	4,894,609	350,618	-	23,073	-	67,529

Net increase (decrease) in contract owners’ equity resulting from operations	106,995,269	68,498,719	15,214,997	14,656,106	96,401,572	59,945,422	33,337,636	40,047,809

Equity transactions:
Purchase payments received from contract owners (note 3)	535,391,180	332,501,041	125,505,941	110,675,186	489,583,698	331,730,585	11,061,991	54,401,673
Transfers between funds	146,183,989	36,126,460	58,005,137	28,440,708	269,920,662	11,596,049	162,280,216	(1,406,821)
Redemptions (note 3)	(20,141,798)	(6,311,280)	(13,441,569)	(6,094,387)	(27,303,340)	(9,206,693)	(8,492,879)	(4,461,643)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,369,428)	(544,441)	(1,799,648)	(436,529)	(4,353,081)	(674,224)	(1,382,413)	(775,245)
Contingent deferred sales charges (note 2)	(593,610)	(123,533)	(292,926)	(32,353)	(605,046)	(139,380)	(285,435)	(98,419)
Adjustments to maintain reserves	(66,006)	(1,557)	(11,367)	(2,481)	(31,725)	2,017	(774)	6,552

Net equity transactions	656,404,327	361,646,690	167,965,568	132,550,144	727,211,168	333,308,354	163,180,706	47,666,097

Net change in contract owners’ equity	763,399,596	430,145,409	183,180,565	147,206,250	823,612,740	393,253,776	196,518,342	87,713,906
Contract owners’ equity beginning of period	540,299,784	110,154,375	194,470,746	47,264,496	498,076,084	104,822,308	183,374,699	95,660,793

Contract owners’ equity end of period	$1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

CHANGES IN UNITS:
Beginning units	61,562,208	15,353,953	19,312,567	5,226,256	54,968,785	13,903,119	21,578,200	14,026,096
Units purchased	80,469,455	50,114,144	23,820,327	19,227,749	86,291,766	46,074,924	20,862,547	9,962,217
Units redeemed	(7,846,804)	(3,905,889)	(7,474,752)	(5,141,438)	(8,178,253)	(5,009,258)	(2,315,416)	(2,410,113)

Ending units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,465,474)	1,135,281	33,038	36,083	646,966	1,498,205	203,996	229,537
Realized gain (loss) on investments	(60,696)	(305,054)	115,093	41,990	4,919,162	355,131	501,432	75,296
Change in unrealized gain (loss) on investments	22,752,140	15,150,108	(13,961)	(22,864)	3,734,489	(290,103)	(215,740)	270,795
Reinvested capital gains	629,895	101,727	23,410	12,928	1,597,585	968,892	605,884	240,567

Net increase (decrease) in contract owners’ equity resulting from operations	21,855,865	16,082,062	157,580	68,137	10,898,202	2,532,125	1,095,572	816,195

Equity transactions:
Purchase payments received from contract owners (note 3)	151,849,580	106,100,414	54,444	59,176	7,545,169	5,594,869	10,494,267	4,018,629
Transfers between funds	64,125,081	18,871,580	(263,267)	2,741,095	(63,327,386)	199,148,499	3,740,832	7,567,657
Redemptions (note 3)	(10,214,723)	(3,882,006)	(553,047)	(337,571)	(13,185,388)	(5,975,921)	(1,760,868)	(937,444)
Annuity benefits	-	-	-	-	(1,790)	(592)	-	-
Contract maintenance charges (note 2)	(1,321,442)	(199,127)	(1,148)	(722)	(608,072)	(287,863)	(46,288)	(5,092)
Contingent deferred sales charges (note 2)	(155,663)	(23,180)	(636)	(1,658)	(170,474)	(110,299)	(19,029)	(9,800)
Adjustments to maintain reserves	(16,700)	(557)	(42)	(78)	(1,835)	23,221	(247)	(195)

Net equity transactions	204,266,133	120,867,124	(763,696)	2,460,242	(69,749,776)	198,391,914	12,408,667	10,633,755

Net change in contract owners’ equity	226,121,998	136,949,186	(606,116)	2,528,379	(58,851,574)	200,924,039	13,504,239	11,449,950
Contract owners’ equity beginning of period	176,473,619	39,524,433	2,952,194	423,815	203,671,886	2,747,847	13,649,167	2,199,217

Contract owners’ equity end of period	$402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

CHANGES IN UNITS:
Beginning units	18,399,363	4,777,489	279,023	42,991	19,490,331	279,918	1,213,629	224,113
Units purchased	24,061,468	15,166,146	223,512	334,006	2,895,771	20,310,321	1,755,179	1,297,466
Units redeemed	(3,380,829)	(1,544,272)	(292,619)	(97,974)	(9,169,213)	(1,099,908)	(699,760)	(307,950)

Ending units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF2		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(456,509)	22,236	(2,821,285)	(1,878,083)	(996)	(3,473)	(1,527)	(4,310)
Realized gain (loss) on investments	(9,679,061)	(17,933,556)	(80,236,091)	(90,782,560)	(417,402)	(90,836)	208,774	(1,002,849)
Change in unrealized gain (loss) on investments	25,809,410	47,498,047	106,205,805	149,784,333	427,835	267,529	(174,814)	1,661,926
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,673,840	29,586,727	23,148,429	57,123,690	9,437	173,220	32,433	654,767

Equity transactions:
Purchase payments received from contract owners (note 3)	2,391,674	2,337,834	3,774,644	5,221,864	93	-	7,270	33,318
Transfers between funds	(1,291,933)	(3,177,912)	(93,173,949)	(42,424,041)	(685,151)	(6,359)	(2,136,062)	(321,859)
Redemptions (note 3)	(19,367,464)	(20,852,738)	(16,930,243)	(15,783,210)	(17,917)	(94,642)	(130,484)	(195,594)
Annuity benefits	(66,122)	(62,558)	(1,611)	(815)	-	-	-	-
Contract maintenance charges (note 2)	(116,833)	(131,797)	(907,761)	(1,149,440)	(49)	(101)	(247)	(693)
Contingent deferred sales charges (note 2)	(25,900)	(27,635)	(254,646)	(296,831)	(414)	(1,069)	(420)	(102)
Adjustments to maintain reserves	(43,894)	36,326	6,735	286,017	(37)	(71)	(24)	(91)

Net equity transactions	(18,520,472)	(21,878,480)	(107,486,831)	(54,146,456)	(703,475)	(102,242)	(2,259,967)	(485,021)

Net change in contract owners’ equity	(2,846,632)	7,708,247	(84,338,402)	2,977,234	(694,038)	70,978	(2,227,534)	169,746
Contract owners’ equity beginning of period	147,795,662	140,087,415	283,645,650	280,668,416	694,038	623,060	2,227,534	2,057,788

Contract owners’ equity end of period	$144,949,030	147,795,662	199,307,248	283,645,650	-	694,038	-	2,227,534

CHANGES IN UNITS:
Beginning units	3,250,148	3,836,090	23,090,202	28,046,162	47,904	55,720	176,927	212,769
Units purchased	101,175	111,311	1,742,604	5,164,544	516	-	11,849	107,256
Units redeemed	(523,927)	(697,253)	(10,224,655)	(10,120,504)	(48,420)	(7,816)	(188,776)	(143,098)

Ending units	2,827,396	3,250,148	14,608,151	23,090,202	-	47,904	-	176,927

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		CAF		GVGH2		GVGHS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,866,446	10,866,468	(240,887)	(248,619)	(3,132)	(16,840)	(5,134)	(42,390)
Realized gain (loss) on investments	12,947,598	1,805,355	964,925	(448,767)	(107,257)	(69,342)	(30,704)	(760,771)
Change in unrealized gain (loss) on investments	(16,894,962)	(15,554,220)	4,820,374	9,649,201	126,131	278,625	98,729	1,386,647
Reinvested capital gains	16,973,323	8,836,233	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,892,405	5,953,836	5,544,412	8,951,815	15,742	192,443	62,891	583,486

Equity transactions:
Purchase payments received from contract owners (note 3)	21,315,574	32,982,531	803,640	804,025	-	156	41,097	138,360
Transfers between funds	(137,248,411)	(76,356,141)	(659,635)	(614,686)	(1,265,174)	(107,751)	(4,129,343)	(387,868)
Redemptions (note 3)	(55,463,393)	(67,569,894)	(5,063,332)	(4,549,491)	(15,278)	(158,789)	(254,115)	(567,066)
Annuity benefits	(26,288)	(30,879)	(10,437)	(10,385)	-	-	-	-
Contract maintenance charges (note 2)	(1,300,685)	(1,531,608)	(35,807)	(39,938)	(79)	(241)	(698)	(2,338)
Contingent deferred sales charges (note 2)	(495,013)	(603,001)	(11,000)	(12,398)	(350)	(1,743)	(578)	(2,496)
Adjustments to maintain reserves	(5,269)	146,610	1,009	(385)	(62)	(121)	(34)	(205)

Net equity transactions	(173,223,485)	(112,962,382)	(4,975,562)	(4,423,258)	(1,280,943)	(268,489)	(4,343,671)	(821,613)

Net change in contract owners’ equity	(153,331,080)	(107,008,546)	568,850	4,528,557	(1,265,201)	(76,046)	(4,280,780)	(238,127)
Contract owners’ equity beginning of period	603,359,013	710,367,559	35,624,480	31,095,923	1,265,201	1,341,247	4,280,780	4,518,907

Contract owners’ equity end of period	$450,027,933	603,359,013	36,193,330	35,624,480	-	1,265,201	-	4,280,780

CHANGES IN UNITS:
Beginning units	43,318,770	51,150,296	2,234,563	2,568,010	84,308	104,433	342,864	425,425
Units purchased	7,114,701	13,108,786	72,586	120,945	195	219	39,645	160,519
Units redeemed	(20,203,068)	(20,940,312)	(377,500)	(454,392)	(84,503)	(20,344)	(382,509)	(243,080)

Ending units	30,230,403	43,318,770	1,929,649	2,234,563	-	84,308	-	342,864

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGH6		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(42,402)	(179,863)	75,908	109,547	(722,254)	(2,981,824)	(357,141)	238,682
Realized gain (loss) on investments	(19,712)	(3,364,043)	(1,535,452)	(1,419,623)	(28,332,215)	(23,868,768)	314,373	34,592
Change in unrealized gain (loss) on investments	235,901	5,119,108	2,350,871	3,407,422	68,312,440	85,687,122	14,957,141	1,714,917
Reinvested capital gains	-	-	-	-	-	19,329,241	439,463	385,931

Net increase (decrease) in contract owners’ equity resulting from operations	173,787	1,575,202	891,327	2,097,346	39,257,971	78,165,771	15,353,836	2,374,122

Equity transactions:
Purchase payments received from contract owners (note 3)	517,233	1,234,322	3,994,236	2,413,222	9,328,251	8,850,569	151,250,084	44,132,605
Transfers between funds	(14,472,834)	(2,621,415)	30,412	2,080,517	(19,490,293)	(11,706,288)	52,335,534	12,346,092
Redemptions (note 3)	(334,453)	(1,260,467)	(813,937)	(1,190,985)	(60,122,627)	(42,313,980)	(3,140,532)	(256,859)
Annuity benefits	-	-	-	-	(11,856)	(10,154)	-	-
Contract maintenance charges (note 2)	(335)	(1,377)	(20,975)	(9,473)	(63,574)	(71,461)	(589,087)	(5,685)
Contingent deferred sales charges (note 2)	(5,194)	(21,253)	(6,120)	(3,321)	(421,905)	(541,548)	(63,307)	(249)
Adjustments to maintain reserves	(170)	106	57	(312)	13,821	(8,125)	(17,202)	(151)

Net equity transactions	(14,295,753)	(2,670,084)	3,183,673	3,289,648	(70,768,183)	(45,800,987)	199,775,490	56,215,753

Net change in contract owners’ equity	(14,121,966)	(1,094,882)	4,075,000	5,386,994	(31,510,212)	32,364,784	215,129,326	58,589,875
Contract owners’ equity beginning of period	14,121,966	15,216,848	11,902,303	6,515,309	373,026,666	340,661,882	58,589,875	-

Contract owners’ equity end of period	$-	14,121,966	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

CHANGES IN UNITS:
Beginning units	1,400,047	1,764,395	1,437,538	996,023	25,390,427	28,976,150	5,086,185	-
Units purchased	240,262	755,606	890,343	873,931	3,178,858	3,113,268	18,385,056	5,296,533
Units redeemed	(1,640,309)	(1,119,954)	(504,898)	(432,416)	(7,954,779)	(6,698,991)	(1,491,005)	(210,348)

Ending units	-	1,400,047	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(665,802)	515,466	1,939,327	603,519	3,962,847	(5,185,287)	2,092,417	(5,467,261)
Realized gain (loss) on investments	-	14,184	(1,083,406)	(2,135,252)	(5,445,074)	(8,238,065)	(23,249,284)	(24,234,809)
Change in unrealized gain (loss) on investments	32,879,135	4,854,563	12,559,582	18,290,179	201,544,115	278,674,054	168,825,643	247,531,738
Reinvested capital gains	666,586	576,469	881,635	1,321,137	-	43,913,323	-	55,805,571

Net increase (decrease) in contract owners’ equity resulting from operations	32,879,919	5,960,682	14,297,138	18,079,583	200,061,888	309,164,025	147,668,776	273,635,239

Equity transactions:
Purchase payments received from contract owners (note 3)	249,246,917	94,850,043	99,227,941	78,335,251	292,439,968	290,612,645	22,708,599	96,413,181
Transfers between funds	39,735,120	14,399,883	16,338,849	18,880,778	40,799,695	(18,667,189)	15,459,845	(37,110,674)
Redemptions (note 3)	(5,888,388)	(192,464)	(34,305,417)	(24,793,832)	(219,941,951)	(151,113,671)	(138,134,825)	(99,729,157)
Annuity benefits	-	-	(20,363)	(19,655)	(94,983)	(42,091)	(36,482)	(31,857)
Contract maintenance charges (note 2)	(1,300,339)	(23,579)	(1,361,614)	(572,316)	(5,658,321)	(2,973,755)	(4,164,559)	(3,500,933)
Contingent deferred sales charges (note 2)	(73,809)	(696)	(460,422)	(335,351)	(2,164,307)	(1,963,677)	(1,882,561)	(1,638,108)
Adjustments to maintain reserves	(31,065)	(394)	(2,566)	(2,988)	(4,384)	(24,516)	41,077	19,740

Net equity transactions	281,688,436	109,032,793	79,416,408	71,491,887	105,375,717	115,827,746	(106,008,906)	(45,577,808)

Net change in contract owners’ equity	314,568,355	114,993,475	93,713,546	89,571,470	305,437,605	424,991,771	41,659,870	228,057,431
Contract owners’ equity beginning of period	114,993,475	-	283,761,779	194,190,309	2,151,030,171	1,726,038,400	1,442,881,924	1,214,824,493

Contract owners’ equity end of period	$429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

CHANGES IN UNITS:
Beginning units	9,516,319	-	23,544,842	17,322,335	159,101,261	149,844,350	99,614,695	102,697,193
Units purchased	24,295,246	9,688,321	15,314,617	12,053,707	36,315,923	31,163,181	9,000,819	11,939,661
Units redeemed	(1,592,477)	(172,002)	(8,891,088)	(5,831,200)	(28,718,739)	(21,906,270)	(16,376,414)	(15,022,159)

Ending units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUSL		MCIF		SAM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,181,089	(397,879)	(8,326)	(12,344)	(190,087)	(344,663)	(8,910,784)	(10,037,888)
Realized gain (loss) on investments	(1,137,506)	(4,659,856)	(1,063,613)	(1,095,850)	(2,003,839)	(4,294,187)	-	-
Change in unrealized gain (loss) on investments	40,907,646	60,421,548	1,188,044	1,815,308	21,773,133	24,206,416	-	-
Reinvested capital gains	-	8,567,242	-	-	101,280	2,214,895	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,951,229	63,931,055	116,105	707,114	19,680,487	21,782,461	(8,910,784)	(10,037,888)

Equity transactions:
Purchase payments received from contract owners (note 3)	98,689,063	96,514,150	72,584	151,308	7,481,742	6,848,398	345,990,936	306,399,948
Transfers between funds	15,364,742	4,879,922	(2,841,465)	(401,176)	(4,068,742)	1,861,958	(71,335,075)	(128,024,350)
Redemptions (note 3)	(52,882,248)	(44,506,000)	(187,997)	(489,840)	(12,326,854)	(9,315,166)	(309,469,725)	(355,206,069)
Annuity benefits	(112,480)	(101,172)	-	(3,504)	(8,212)	(4,503)	(145,631)	(130,883)
Contract maintenance charges (note 2)	(1,590,931)	(792,290)	(429)	(1,246)	(79,264)	(44,335)	(541,517)	(398,366)
Contingent deferred sales charges (note 2)	(625,795)	(608,151)	(651)	(1,212)	(107,494)	(69,319)	(1,240,899)	(1,867,886)
Adjustments to maintain reserves	8,320	(19,731)	25,455	(112)	1,594	(2,447)	(82,179)	(53,418)

Net equity transactions	58,850,671	55,366,728	(2,932,503)	(745,782)	(9,107,230)	(725,414)	(36,824,090)	(179,281,024)

Net change in contract owners’ equity	100,801,900	119,297,783	(2,816,398)	(38,668)	10,573,257	21,057,047	(45,734,874)	(189,318,912)
Contract owners’ equity beginning of period	598,474,063	479,176,280	2,816,398	2,855,066	88,990,555	67,933,508	612,169,054	801,487,966

Contract owners’ equity end of period	$699,275,963	598,474,063	-	2,816,398	99,563,812	88,990,555	566,434,180	612,169,054

CHANGES IN UNITS:
Beginning units	46,770,342	42,212,488	257,511	344,880	5,707,255	5,965,468	47,298,089	58,886,454
Units purchased	12,223,701	12,733,726	14,748	41,072	1,519,307	1,510,389	123,173,738	71,458,840
Units redeemed	(7,761,138)	(8,175,872)	(272,259)	(128,441)	(2,111,244)	(1,768,602)	(125,209,938)	(83,047,205)

Ending units	51,232,905	46,770,342	-	257,511	5,115,318	5,707,255	45,261,889	47,298,089

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMIG3		NVMIG6		GVDIV2		GVDIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(261,846)	(89,768)	(3,049,517)	(1,783,585)	3,144	2,759	64,522	62,794
Realized gain (loss) on investments	1,184,777	(135,374)	(12,445,712)	(11,054,510)	(82,171)	(216,109)	(1,215,017)	(3,666,379)
Change in unrealized gain (loss) on investments	4,159,962	6,322,921	42,786,867	84,231,085	111,040	427,220	1,453,894	5,548,736
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,082,893	6,097,779	27,291,638	71,392,990	32,013	213,870	303,399	1,945,151

Equity transactions:
Purchase payments received from contract owners (note 3)	472,509	445,197	5,220,988	5,250,614	-	102	198,701	244,051
Transfers between funds	(1,957,486)	42,413,850	(89,198,097)	4,576,132	(61,510)	(138,911)	(415,796)	(1,570,156)
Redemptions (note 3)	(6,463,827)	(2,746,691)	(15,440,948)	(12,856,665)	(117,720)	(105,450)	(981,171)	(1,487,682)
Annuity benefits	(1,436)	(473)	(1,230)	(667)	-	-	-	-
Contract maintenance charges (note 2)	(23,596)	(10,048)	(868,566)	(990,489)	(112)	(121)	(3,540)	(4,576)
Contingent deferred sales charges (note 2)	(9,533)	(6,102)	(233,070)	(243,462)	(300)	(1,332)	(1,721)	(2,257)
Adjustments to maintain reserves	14,043	(11,992)	(3,883)	106,912	(44)	(118)	948	(1,567)

Net equity transactions	(7,969,326)	40,083,741	(100,524,806)	(4,157,625)	(179,686)	(245,830)	(1,202,579)	(2,822,187)

Net change in contract owners’ equity	(2,886,433)	46,181,520	(73,233,168)	67,235,365	(147,673)	(31,960)	(899,180)	(877,036)
Contract owners’ equity beginning of period	47,623,886	1,442,366	271,015,887	203,780,522	1,032,142	1,064,102	8,573,083	9,450,119

Contract owners’ equity end of period	$44,737,453	47,623,886	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083

CHANGES IN UNITS:
Beginning units	5,811,834	236,983	33,492,360	33,672,563	70,793	93,231	567,848	801,982
Units purchased	140,982	6,153,712	7,857,457	7,247,503	1,693	104	47,927	70,737
Units redeemed	(1,102,273)	(578,861)	(19,491,022)	(7,427,706)	(14,319)	(22,542)	(130,337)	(304,871)

Ending units	4,850,543	5,811,834	21,858,795	33,492,360	58,167	70,793	485,438	567,848

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV6		NVMLG1		NVMLG2		NVMLV1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$365,359	225,485	(112,866)	(7,008)	(2,664,124)	(979,292)	(15,151)	-
Realized gain (loss) on investments	(531,169)	(124,261,973)	383,728	52,549	20,125,584	1,452,779	(87,586)	-
Change in unrealized gain (loss) on investments	3,409,451	129,977,230	260,056	447,033	(8,950,436)	32,814,686	44,478	-
Reinvested capital gains	-	-	440,757	-	5,742,403	-	129,945	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,243,641	5,940,742	971,675	492,574	14,253,427	33,288,173	71,686	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,853,945	8,996,305	241,074	54,407	4,977,544	2,615,394	80,491	-
Transfers between funds	2,829,647	(86,753,689)	8,445,684	3,195,072	(41,661,883)	133,308,953	4,340,760	-
Redemptions (note 3)	(2,641,995)	(3,956,349)	(1,207,198)	(251,512)	(11,826,752)	(4,217,360)	(657,301)	-
Annuity benefits	(1,172)	(135)	(847)	-	(635)	(113)	-	-
Contract maintenance charges (note 2)	(161,908)	(199,600)	(5,106)	(964)	(465,339)	(311,406)	(1,109)	-
Contingent deferred sales charges (note 2)	(51,740)	(59,484)	(6,922)	(1,269)	(166,754)	(79,477)	(469)	-
Adjustments to maintain reserves	(1,860)	(207,465)	6,561	(51)	2,484	20,893	1,571	-

Net equity transactions	9,824,917	(82,180,417)	7,473,246	2,995,683	(49,141,335)	131,336,884	3,763,943	-

Net change in contract owners’ equity	13,068,558	(76,239,675)	8,444,921	3,488,257	(34,887,908)	164,625,057	3,835,629	-
Contract owners’ equity beginning of period	43,540,370	119,780,045	3,519,745	31,488	165,256,237	631,180	-	-

Contract owners’ equity end of period	$56,608,928	43,540,370	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-

CHANGES IN UNITS:
Beginning units	4,221,490	14,917,379	435,720	4,988	20,688,233	100,379	-	-
Units purchased	2,128,965	1,874,134	1,402,739	482,107	6,657,280	22,082,604	528,512	-
Units redeemed	(1,075,563)	(12,570,023)	(542,192)	(51,375)	(12,962,508)	(1,494,750)	(160,494)	-

Ending units	5,274,892	4,221,490	1,296,267	435,720	14,383,005	20,688,233	368,018	-

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(409,441)	(93,204)	(2,593,143)	(998,275)	(2,759,734)	(2,422,724)	(1,026,449)	(1,103,243)
Realized gain (loss) on investments	1,416,626	20,789	5,405,112	1,169,167	(11,158,149)	(8,125,079)	(2,783,334)	(28,914,331)
Change in unrealized gain (loss) on investments	1,538,284	4,641,851	42,024,705	23,108,328	49,733,263	44,098,043	42,034,588	83,167,865
Reinvested capital gains	1,765,438	-	-	-	-	-	13,937,980	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,310,907	4,569,436	44,836,674	23,279,220	35,815,380	33,550,240	52,162,785	53,150,291

Equity transactions:
Purchase payments received from contract owners (note 3)	5,797,548	4,069,434	2,640,074	1,128,561	4,751,018	5,399,640	6,030,212	4,840,550
Transfers between funds	(567,308)	28,279,924	(6,135,642)	184,258,383	(42,994,406)	54,869,670	(47,012,006)	125,492,177
Redemptions (note 3)	(6,009,553)	(1,440,211)	(24,900,668)	(10,636,171)	(11,884,505)	(7,741,011)	(33,354,228)	(16,416,866)
Annuity benefits	-	-	(17,607)	(6,273)	(1,547)	(550)	(323)	(264)
Contract maintenance charges (note 2)	(53,348)	(15,992)	(137,094)	(51,803)	(523,859)	(532,964)	(729,732)	(604,548)
Contingent deferred sales charges (note 2)	(75,582)	(13,482)	(18,544)	(15,464)	(176,921)	(142,911)	(199,120)	(145,719)
Adjustments to maintain reserves	(2,009)	(3,203)	12,828	42,971	(2,850)	106,925	45,067	(645,361)

Net equity transactions	(910,252)	30,876,470	(28,556,653)	174,720,204	(50,833,070)	51,958,799	(75,220,130)	112,519,969

Net change in contract owners’ equity	3,400,655	35,445,906	16,280,021	197,999,424	(15,017,690)	85,509,039	(23,057,345)	165,670,260
Contract owners’ equity beginning of period	38,825,340	3,379,434	198,515,000	515,576	168,427,154	82,918,115	334,878,454	169,208,194

Contract owners’ equity end of period	$42,225,995	38,825,340	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454

CHANGES IN UNITS:
Beginning units	4,932,338	538,618	25,406,505	82,831	21,823,573	13,384,980	38,969,703	25,339,928
Units purchased	1,377,784	5,081,868	536,452	27,408,665	5,109,502	12,612,549	4,066,214	25,673,168
Units redeemed	(1,478,287)	(688,148)	(3,978,743)	(2,084,991)	(10,942,329)	(4,173,956)	(12,247,597)	(12,043,393)

Ending units	4,831,835	4,932,338	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF		SCGF2		SCVF		SCVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(73,557)	(65,258)	(183,590)	(147,566)	(275,569)	(255,250)	(263,150)	(226,407)
Realized gain (loss) on investments	(446,556)	(513,450)	(1,095,952)	(1,457,954)	(2,652,184)	(6,879,061)	(4,865,702)	(2,835,775)
Change in unrealized gain (loss) on investments	1,735,974	1,748,706	3,840,433	3,868,968	11,264,017	14,575,750	10,430,506	8,514,583
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,215,861	1,169,998	2,560,891	2,263,448	8,336,264	7,441,439	5,301,654	5,452,401

Equity transactions:
Purchase payments received from contract owners (note 3)	184,189	226,326	1,807,923	1,327,561	796,568	1,060,529	2,027,012	1,582,546
Transfers between funds	719,513	94,852	1,277,886	(137,185)	(105,012)	(2,418,903)	(5,755,418)	4,199,882
Redemptions (note 3)	(809,174)	(683,620)	(1,042,213)	(983,942)	(5,349,948)	(5,766,650)	(2,891,660)	(1,986,353)
Annuity benefits	(1,764)	(1,453)	-	-	(7,764)	(7,105)	(251)	(202)
Contract maintenance charges (note 2)	(3,070)	(3,606)	(12,513)	(5,390)	(19,992)	(22,897)	(16,373)	(8,598)
Contingent deferred sales charges (note 2)	(5,436)	(4,233)	(10,847)	(15,120)	(11,525)	(16,753)	(44,023)	(35,358)
Adjustments to maintain reserves	75	(136)	(496)	(620)	1,886	563	9,353	(926)

Net equity transactions	84,333	(371,870)	2,019,740	185,304	(4,695,787)	(7,171,216)	(6,671,360)	3,750,991

Net change in contract owners’ equity	1,300,194	798,128	4,580,631	2,448,752	3,640,477	270,223	(1,369,706)	9,203,392
Contract owners’ equity beginning of period	5,797,455	4,999,327	11,455,239	9,006,487	36,971,356	36,701,133	26,274,503	17,071,111

Contract owners’ equity end of period	$7,097,649	5,797,455	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503

CHANGES IN UNITS:
Beginning units	1,069,631	1,159,659	983,361	968,639	2,126,736	2,629,323	1,573,837	1,254,598
Units purchased	349,841	230,318	428,200	302,320	174,827	179,120	430,716	737,314
Units redeemed	(360,943)	(320,346)	(291,002)	(287,598)	(431,657)	(681,707)	(820,372)	(418,075)

Ending units	1,058,529	1,069,631	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF		SCF2		MSBF		NVSTB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(879,486)	(810,662)	(614,243)	(507,738)	4,672,818	5,120,254	(238,130)	281,722
Realized gain (loss) on investments	(7,211,594)	(10,059,363)	(3,986,958)	(42,981,547)	(1,231,851)	(3,174,720)	795,813	205,956
Change in unrealized gain (loss) on investments	25,989,387	32,766,156	13,852,684	52,465,466	3,774,161	9,790,510	(125,786)	767,682
Reinvested capital gains	-	-	-	-	-	-	141,285	230,664

Net increase (decrease) in contract owners’ equity resulting from operations	17,898,307	21,896,131	9,251,483	8,976,181	7,215,128	11,736,044	573,182	1,486,024

Equity transactions:
Purchase payments received from contract owners (note 3)	1,396,062	1,753,715	2,900,600	3,610,529	26,524,405	10,666,411	8,162,794	15,679,382
Transfers between funds	(3,109,420)	(3,782,633)	(2,506,445)	(27,561,474)	8,702,312	8,885,948	(3,009,730)	48,375,379
Redemptions (note 3)	(12,044,570)	(11,056,796)	(3,983,918)	(3,529,629)	(7,898,014)	(6,373,222)	(5,835,955)	(4,995,336)
Annuity benefits	(17,442)	(13,824)	(9,277)	(5,230)	(5,125)	(4,591)	(15,379)	(13,213)
Contract maintenance charges (note 2)	(46,573)	(51,600)	(43,849)	(30,979)	(164,513)	(62,661)	(228,924)	(85,949)
Contingent deferred sales charges (note 2)	(20,779)	(24,926)	(41,951)	(50,035)	(57,933)	(47,012)	(95,847)	(44,702)
Adjustments to maintain reserves	31,076	998	7,617	(179,004)	(679)	(1,040)	(424)	(5,959)

Net equity transactions	(13,811,646)	(13,175,066)	(3,677,223)	(27,745,822)	27,100,453	13,063,833	(1,023,465)	58,909,602

Net change in contract owners’ equity	4,086,661	8,721,065	5,574,260	(18,769,641)	34,315,581	24,799,877	(450,283)	60,395,626
Contract owners’ equity beginning of period	85,819,625	77,098,560	42,939,694	61,709,335	75,089,520	50,289,643	76,349,532	15,953,906

Contract owners’ equity end of period	$89,906,286	85,819,625	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532

CHANGES IN UNITS:
Beginning units	2,862,552	3,418,854	2,565,425	4,915,642	5,998,819	4,888,835	7,363,311	1,618,282
Units purchased	96,063	160,135	421,885	662,365	4,266,332	3,037,805	2,238,464	7,625,908
Units redeemed	(534,387)	(716,437)	(632,932)	(3,012,582)	(2,210,113)	(1,927,821)	(2,336,838)	(1,880,879)

Ending units	2,424,228	2,862,552	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GGTC		GGTC2		GGTC3		GGTC6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(689)	(1,932)	(3,519)	(9,307)	(21,276)	(50,639)	(75,337)	(141,378)
Realized gain (loss) on investments	9,952	(7,364)	(60,911)	(70,350)	1,214,804	(1,141,728)	2,044,593	(2,422,623)
Change in unrealized gain (loss) on investments	(6,131)	71,933	80,698	342,305	(1,134,325)	2,800,319	(1,591,794)	6,279,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,132	62,637	16,268	262,648	59,203	1,607,952	377,462	3,715,748

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(1)	76,162	235,413	848,953	1,369,305
Transfers between funds	(153,525)	(7,668)	(749,470)	(31,794)	(5,205,603)	1,717,498	(15,591,624)	5,910,132
Redemptions (note 3)	(23,150)	(16,379)	(9,483)	(79,254)	(451,264)	(430,584)	(506,101)	(776,148)
Annuity benefits	-	-	-	-	(283)	(957)	-	-
Contract maintenance charges (note 2)	(195)	(390)	(79)	(246)	(743)	(2,068)	(547)	(1,096)
Contingent deferred sales charges (note 2)	-	(1)	(196)	(1,479)	(852)	(3,115)	(5,530)	(9,397)
Adjustments to maintain reserves	(16)	(50)	(30)	(197)	(4,950)	(58)	(79)	(548)

Net equity transactions	(176,886)	(24,488)	(759,258)	(112,971)	(5,587,533)	1,516,129	(15,254,928)	6,492,248

Net change in contract owners’ equity	(173,754)	38,149	(742,990)	149,677	(5,528,330)	3,124,081	(14,877,466)	10,207,996
Contract owners’ equity beginning of period	173,754	135,605	742,990	593,313	5,528,330	2,404,249	14,877,466	4,669,470

Contract owners’ equity end of period	$-	173,754	-	742,990	-	5,528,330	-	14,877,466

CHANGES IN UNITS:
Beginning units	59,032	69,320	49,650	59,489	503,843	328,516	1,441,431	677,283
Units purchased	-	-	205	-	68,228	383,539	211,583	1,265,448
Units redeemed	(59,032)	(10,288)	(49,855)	(9,839)	(572,071)	(208,212)	(1,653,014)	(501,300)

Ending units	-	59,032	-	49,650	-	503,843	-	1,441,431

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUG2		GVUGL		NVOLG1		NVOLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(77,131)	(218,450)	(10,085)	(32,612)	(319,352)	(650)	(313,908)	(5,251)
Realized gain (loss) on investments	(2,328,913)	(2,984,177)	(555,337)	(970,740)	22,550	5,718	613,954	1,627
Change in unrealized gain (loss) on investments	3,037,621	6,234,180	670,829	1,488,522	1,370,722	19,440	1,017,862	106,301
Reinvested capital gains	-	-	-	-	116,357	9,860	100,130	25,634

Net increase (decrease) in contract owners’ equity resulting from operations	631,577	3,031,553	105,407	485,170	1,190,277	34,368	1,418,038	128,311

Equity transactions:
Purchase payments received from contract owners (note 3)	385,719	1,410,916	47,141	117,302	455,714	1,721	3,879,454	1,036,588
Transfers between funds	(15,146,786)	(1,331,849)	(2,406,440)	(405,055)	425,114,127	576,193	295,425,863	486,223
Redemptions (note 3)	(456,967)	(1,304,545)	(186,641)	(559,750)	(4,725,457)	(14,126)	(2,439,481)	(13,989)
Annuity benefits	-	-	(141)	(453)	(1,271)	-	(222)	-
Contract maintenance charges (note 2)	(6,134)	(7,818)	(527)	(1,659)	(12,016)	(14)	(19,656)	(180)
Contingent deferred sales charges (note 2)	(3,927)	(21,038)	(135)	(3,158)	(6,518)	-	(25,473)	(806)
Adjustments to maintain reserves	(150)	(624)	(1,406)	(68)	175,453	-	(127,342)	(33)

Net equity transactions	(15,228,245)	(1,254,958)	(2,548,149)	(852,841)	421,000,032	563,774	296,693,143	1,507,803

Net change in contract owners’ equity	(14,596,668)	1,776,595	(2,442,742)	(367,671)	422,190,309	598,142	298,111,181	1,636,114
Contract owners’ equity beginning of period	14,596,668	12,820,073	2,442,742	2,810,413	598,142	-	1,636,114	-

Contract owners’ equity end of period	$-	14,596,668	-	2,442,742	422,788,451	598,142	299,747,295	1,636,114

CHANGES IN UNITS:
Beginning units	964,339	1,047,552	188,997	270,231	46,211	-	126,715	-
Units purchased	57,652	304,431	6,775	31,885	31,041,956	49,010	22,312,953	129,675
Units redeemed	(1,021,991)	(387,644)	(195,772)	(113,119)	(703,681)	(2,799)	(699,709)	(2,960)

Ending units	-	964,339	-	188,997	30,384,486	46,211	21,739,959	126,715

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		EIF2		NVRE1		NVRE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$197,415	(1,648,673)	(569,076)	(570,015)	372,744	199,385	99,785	89,675
Realized gain (loss) on investments	23,326,986	3,445,315	(8,484,501)	(40,893,495)	3,034,529	(69,898)	2,312,063	(154,468)
Change in unrealized gain (loss) on investments	(44,174,253)	57,933,012	24,057,433	60,015,533	7,676,131	9,105,111	6,600,077	8,274,525
Reinvested capital gains	31,669,310	530,532	-	-	5,350,740	195,773	5,130,076	165,020

Net increase (decrease) in contract owners’ equity resulting from operations	11,019,458	60,260,186	15,003,856	18,552,023	16,434,144	9,430,371	14,142,001	8,374,752
Equity transactions:
Purchase payments received from contract owners (note 3)	26,754,151	13,108,600	13,858,024	9,172,596	1,335,104	884,803	3,898,081	2,257,172
Transfers between funds	(108,808,506)	252,916,536	21,647,907	(20,957,790)	557,039	53,822,228	4,172,102	40,568,817
Redemptions (note 3)	(17,084,056)	(7,524,221)	(9,728,870)	(7,213,997)	(8,911,500)	(3,673,530)	(5,620,139)	(1,694,404)
Annuity benefits	(1,006)	(342)	(7,626)	(4,138)	(1,183)	(523)	-	-
Contract maintenance charges (note 2)	(1,095,186)	(629,450)	(405,793)	(271,313)	(31,428)	(11,034)	(8,502)	(2,944)
Contingent deferred sales charges (note 2)	(269,261)	(151,389)	(126,942)	(95,496)	(17,417)	(7,478)	(70,055)	(21,447)
Adjustments to maintain reserves	2,913	10,444	(2,073)	32,377	2,769	(6,092)	204	(5,402)
Net equity transactions	(100,500,951)	257,730,178	25,234,627	(19,337,761)	(7,066,616)	51,008,374	2,371,691	41,101,792
Net change in contract owners’ equity	(89,481,493)	317,990,364	40,238,483	(785,738)	9,367,528	60,438,745	16,513,692	49,476,544
Contract owners’ equity beginning of period	317,990,364	-	85,183,266	85,969,004	61,258,496	819,751	51,256,307	1,779,763

Contract owners’ equity end of period	$228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496	67,769,999	51,256,307

CHANGES IN UNITS:
Beginning units	24,685,147	-	6,274,173	8,010,536	8,476,274	146,484	7,149,290	319,169
Units purchased	4,700,709	26,923,342	5,368,354	3,531,170	1,320,083	9,503,135	2,495,391	7,699,110
Units redeemed	(12,414,665)	(2,238,195)	(3,478,942)	(5,267,533)	(2,189,100)	(1,173,345)	(2,249,130)	(868,989)

Ending units	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274	7,395,551	7,149,290

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVFAD		PMVLAD		AVBV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$7,600,716	15,368,384	(27,682)	5,057	(303,815)	522,418	(122)	(234,427)
Realized gain (loss) on investments	(12,374,159)	(25,869,568)	238,768	267,920	638,544	67,791	717	(20,552,126)
Change in unrealized gain (loss) on investments	13,669,559	41,225,297	939,618	(259,254)	5,115,871	(2,291,654)	(175)	27,703,473
Reinvested capital gains	-	-	141,853	96,384	660,860	6,691,974	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,896,116	30,724,113	1,292,557	110,107	6,111,460	4,990,529	420	6,916,920

Equity transactions:
Purchase payments received from contract owners (note 3)	13,480,933	12,142,456	5,563,155	3,054,536	50,786,258	18,935,893	(168)	410,097
Transfers between funds	(61,267,802)	(107,449,358)	4,982,988	4,015,655	8,823,015	133,318,248	(4,729)	(26,975,706)
Redemptions (note 3)	(22,212,629)	(27,353,558)	(1,324,483)	(127,679)	(14,009,708)	(3,929,404)	5,141	(1,525,336)
Annuity benefits	(110,652)	(105,435)	-	-	(543)	(180)	(4,784)	(3,430)
Contract maintenance charges (note 2)	(622,650)	(792,369)	(1,201)	(251)	(591,612)	(223,873)	(1)	(7,026)
Contingent deferred sales charges (note 2)	(212,614)	(438,151)	(8,038)	(104)	(187,479)	(55,923)	-	(18,349)
Adjustments to maintain reserves	(1,486)	(58,456)	344	(855)	3,267	(7,352)	164	1,695

Net equity transactions	(70,946,900)	(124,054,871)	9,212,765	6,941,302	44,823,198	148,037,409	(4,377)	(28,118,055)

Net change in contract owners’ equity	(62,050,784)	(93,330,758)	10,505,322	7,051,409	50,934,658	153,027,938	(3,957)	(21,201,135)
Contract owners’ equity beginning of period	262,596,744	355,927,502	7,051,409	-	153,027,938	-	12,751	21,213,886

Contract owners’ equity end of period	$200,545,960	262,596,744	17,556,731	7,051,409	203,962,596	153,027,938	8,794	12,751

CHANGES IN UNITS:
Beginning units	24,900,539	38,156,662	649,344	-	14,013,653	-	-	2,569,381
Units purchased	4,353,798	7,473,530	1,621,274	1,118,523	11,267,961	15,001,314	6	775,808
Units redeemed	(11,215,718)	(20,729,653)	(770,046)	(469,179)	(7,239,255)	(987,661)	(6)	(3,345,189)

Ending units	18,038,619	24,900,539	1,500,572	649,344	18,042,359	14,013,653	-	-

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		ALVGIB		ALVSVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(83,421)	(100,915)	(332,638)	(264,531)	(126,864)	170,225	(436,563)	(117,548)
Realized gain (loss) on investments	(440,367)	(645,614)	(2,174,243)	(2,615,542)	(910,604)	(1,426,904)	(11,190)	(3,399,584)
Change in unrealized gain (loss) on investments	1,408,817	1,982,553	5,734,180	8,246,231	1,849,385	2,686,885	7,556,809	8,029,882
Reinvested capital gains	-	-	-	-	-	-	-	578,687

Net increase (decrease) in contract owners’ equity resulting from operations	885,029	1,236,024	3,227,299	5,366,158	811,917	1,430,206	7,109,056	5,091,437

Equity transactions:
Purchase payments received from contract owners (note 3)	98,420	228,424	3,153,675	3,026,379	87,678	242,776	12,131,497	6,100,315
Transfers between funds	(467,154)	(515,751)	(730,703)	(483,498)	(836,866)	(813,001)	8,251,873	(907,961)
Redemptions (note 3)	(826,371)	(836,042)	(2,013,879)	(1,242,572)	(1,039,266)	(1,099,031)	(2,612,695)	(1,060,791)
Annuity benefits	(1,179)	(1,054)	-	-	-	-	(1,271)	(1,053)
Contract maintenance charges (note 2)	(2,656)	(2,991)	(40,587)	(18,226)	(869)	(1,071)	(70,164)	(14,028)
Contingent deferred sales charges (note 2)	(8,629)	(10,639)	(23,657)	(20,477)	(5,123)	(11,520)	(27,242)	(9,085)
Adjustments to maintain reserves	(463)	(452)	(1,336)	(930)	55	(481)	(9,765)	(389)

Net equity transactions	(1,208,032)	(1,138,505)	343,513	1,260,676	(1,794,391)	(1,682,328)	17,662,233	4,107,008

Net change in contract owners’ equity	(323,003)	97,519	3,570,812	6,626,834	(982,474)	(252,122)	24,771,289	9,198,445
Contract owners’ equity beginning of period	7,754,043	7,656,524	19,440,268	12,813,434	9,115,377	9,367,499	21,043,779	11,845,334

Contract owners’ equity end of period	$7,431,040	7,754,043	23,011,080	19,440,268	8,132,903	9,115,377	45,815,068	21,043,779

CHANGES IN UNITS:
Beginning units	687,506	804,764	1,278,768	1,176,724	733,419	891,778	1,172,611	934,857
Units purchased	99,289	111,391	383,994	436,569	90,498	55,438	1,669,451	983,740
Units redeemed	(207,608)	(228,649)	(364,762)	(334,525)	(238,264)	(213,797)	(781,063)	(745,986)

Ending units	579,187	687,506	1,298,000	1,278,768	585,653	733,419	2,060,999	1,172,611

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	CHSMM		ACVB		ACVCA		ACVIG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(142,892)	(191,242)	202,583	1,616,504	(1,399)	50,422	25,782	539,360
Realized gain (loss) on investments	-	-	233,150	(2,212,965)	5,489	4,551,873	(625,517)	(1,165,437)
Change in unrealized gain (loss) on investments	-	-	3,209,906	5,655,141	23,507	8,972,785	2,361,543	2,933,568
Reinvested capital gains	5,376	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(137,516)	(191,242)	3,645,639	5,058,680	27,597	13,575,080	1,761,808	2,307,491

Equity transactions:
Purchase payments received from contract owners (note 3)	2,533,244	4,385,177	849,573	687,329	(147)	671,313	364,573	425,211
Transfers between funds	(4,086,369)	(7,742,722)	(880,259)	(755,632)	152	(78,119,518)	(548,699)	(648,492)
Redemptions (note 3)	(1,576,519)	(5,069,072)	(6,366,224)	(7,896,741)	9,914	(6,489,214)	(2,223,202)	(2,747,404)
Annuity benefits	(28,854)	(30,144)	(23,423)	(19,393)	(21,470)	(17,449)	(5,619)	(4,914)
Contract maintenance charges (note 2)	(909)	(943)	(23,328)	(28,044)	(169)	(42,119)	(10,117)	(12,060)
Contingent deferred sales charges (note 2)	-	-	(6,159)	(15,661)	(13)	(8,626)	(9,121)	(8,056)
Adjustments to maintain reserves	12	(82)	1,715	10,348	2,439	(715)	155	(554)

Net equity transactions	(3,159,395)	(8,457,786)	(6,448,105)	(8,017,794)	(9,294)	(84,006,328)	(2,432,030)	(2,996,269)

Net change in contract owners’ equity	(3,296,911)	(8,649,028)	(2,802,466)	(2,959,114)	18,303	(70,431,248)	(670,222)	(688,778)
Contract owners’ equity beginning of period	17,177,651	25,826,679	40,476,411	43,435,525	107,547	70,538,795	15,784,863	16,473,641

Contract owners’ equity end of period	$13,880,740	17,177,651	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863

CHANGES IN UNITS:
Beginning units	1,588,787	2,367,841	1,885,279	2,314,333	-	2,882,462	1,564,365	1,902,498
Units purchased	445,069	629,697	67,047	104,674	201	77,568	76,074	122,354
Units redeemed	(733,384)	(1,408,751)	(360,636)	(533,728)	(4)	(2,960,030)	(310,256)	(460,487)

Ending units	1,300,472	1,588,787	1,591,690	1,885,279	197	-	1,330,183	1,564,365

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVIG2		ACVIP2		ACVI		ACVI2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(14,135)	176,028	171,551	285,123	344	350,396	-	17,782
Realized gain (loss) on investments	(338,254)	(572,077)	701,064	(202,624)	1,450	(9,145)	-	(106,214)
Change in unrealized gain (loss) on investments	1,029,127	1,228,206	4,545,535	11,207,481	984	3,849,929	-	318,636
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	676,738	832,157	5,418,150	11,289,980	2,778	4,191,180	-	230,204

Equity transactions:
Purchase payments received from contract owners (note 3)	142,309	122,695	37,011,430	29,026,252	27	(1,394)	-	(1,643)
Transfers between funds	(352,918)	(439,864)	4,695,972	6,687,516	(36)	(28,438,546)	-	(1,679,249)
Redemptions (note 3)	(917,703)	(691,657)	(14,410,969)	(15,901,690)	(204)	(2,198,676)	8	(170,082)
Annuity benefits	-	-	(18,454)	(18,530)	(10,931)	(9,698)	-	-
Contract maintenance charges (note 2)	(1,012)	(1,238)	(294,719)	(99,207)	30	(11,256)	(8)	(172)
Contingent deferred sales charges (note 2)	(4,654)	(7,655)	(133,780)	(161,053)	248	(2,320)	-	(3,420)
Adjustments to maintain reserves	(130)	(415)	33,101	(21,716)	1,207	(159)	-	(40)

Net equity transactions	(1,134,108)	(1,018,134)	26,882,581	19,511,572	(9,659)	(30,662,049)	-	(1,854,606)

Net change in contract owners’ equity	(457,370)	(185,977)	32,300,731	30,801,552	(6,881)	(26,470,869)	-	(1,624,402)
Contract owners’ equity beginning of period	6,339,742	6,525,719	151,822,270	121,020,718	34,807	26,505,676	-	1,624,402

Contract owners’ equity end of period	$5,882,372	6,339,742	184,123,001	151,822,270	27,926	34,807	-	-

CHANGES IN UNITS:
Beginning units	503,648	602,251	12,382,367	10,709,237	-	1,852,745	-	128,519
Units purchased	73,784	39,610	6,054,243	6,663,755	-	1	-	1,880
Units redeemed	(163,486)	(138,213)	(3,931,184)	(4,990,625)	-	(1,852,746)	-	(130,399)

Ending units	413,946	503,648	14,505,426	12,382,367	-	-	-	-

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI3		ACVI4		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$4	203,988	-	97,651	56,210	112,896	269,876	514,738
Realized gain (loss) on investments	23	(2,231,080)	-	(5,595,137)	98,575	(943,068)	(25,351)	(3,319,997)
Change in unrealized gain (loss) on investments	2	4,460,584	-	6,920,566	802,531	1,832,781	7,656,068	10,421,729
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29	2,433,492	-	1,423,080	957,316	1,002,609	7,900,593	7,616,470

Equity transactions:
Purchase payments received from contract owners (note 3)	(80)	490,575	-	112,832	243,156	182,296	11,008,049	7,893,643
Transfers between funds	78	(16,792,113)	-	(10,153,729)	915,161	364,378	7,229,176	(4,075,724)
Redemptions (note 3)	(496)	(1,497,357)	-	(503,635)	(810,082)	(584,248)	(2,986,917)	(2,578,139)
Annuity benefits	(126)	(389)	-	-	(589)	(475)	(78)	(64)
Contract maintenance charges (note 2)	1	(5,154)	-	(5,573)	(2,172)	(2,057)	(95,336)	(33,898)
Contingent deferred sales charges (note 2)	497	(9,555)	-	(6,329)	(2,397)	(1,684)	(58,160)	(33,262)
Adjustments to maintain reserves	33	(393)	-	(99)	360	(1,050)	10,578	(740)

Net equity transactions	(93)	(17,814,386)	-	(10,556,533)	343,437	(42,840)	15,107,312	1,171,816

Net change in contract owners’ equity	(64)	(15,380,894)	-	(9,133,453)	1,300,753	959,769	23,007,905	8,788,286
Contract owners’ equity beginning of period	356	15,381,250	-	9,133,453	5,472,376	4,512,607	36,485,845	27,697,559

Contract owners’ equity end of period	$292	356	-	-	6,773,129	5,472,376	59,493,750	36,485,845

CHANGES IN UNITS:
Beginning units	-	1,568,771	-	943,918	535,378	566,200	3,038,070	2,949,866
Units purchased	8	96,761	-	84,830	333,263	305,302	2,579,927	1,911,374
Units redeemed	(8)	(1,665,532)	-	(1,028,748)	(305,579)	(336,124)	(1,377,366)	(1,823,170)

Ending units	-	-	-	-	563,062	535,378	4,240,631	3,038,070

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVU2		ACVV		ACVV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(9,703)	(119)	(66,189)	151,247	2,586,337	(51,345)	2,632,003
Realized gain (loss) on investments	-	(945,133)	895	(4,034,923)	(15,631,317)	(11,135,716)	(13,226,299)	(10,840,268)
Change in unrealized gain (loss) on investments	-	1,249,487	593	5,190,116	20,600,805	17,564,038	19,807,264	19,372,709
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	294,651	1,369	1,089,004	5,120,735	9,014,659	6,529,620	11,164,444

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,184	500	87,731	1,060,169	1,544,112	862,696	6,366,984
Transfers between funds	-	(2,001,353)	(21)	(8,487,920)	(57,665,014)	(4,659,121)	(77,779,176)	(8,025,228)
Redemptions (note 3)	-	(195,066)	(479)	(543,515)	(8,235,856)	(9,430,977)	(5,762,181)	(5,348,599)
Annuity benefits	-	-	(4,996)	(3,825)	(4,613)	(25,963)	(5,499)	(5,180)
Contract maintenance charges (note 2)	-	(945)	-	(1,276)	(26,642)	(33,770)	(98,187)	(71,058)
Contingent deferred sales charges (note 2)	-	(2,471)	-	(9,569)	(15,156)	(27,418)	(69,597)	(65,413)
Adjustments to maintain reserves	-	(4)	154	302	(16,487)	(542)	(8,382)	(2,130)

Net equity transactions	-	(2,141,655)	(4,842)	(8,958,072)	(64,903,599)	(12,633,679)	(82,860,326)	(7,150,624)

Net change in contract owners’ equity	-	(1,847,004)	(3,473)	(7,869,068)	(59,782,864)	(3,619,020)	(76,330,706)	4,013,820
Contract owners’ equity beginning of period	-	1,847,004	13,729	7,882,797	59,782,864	63,401,884	76,330,706	72,316,886

Contract owners’ equity end of period	$-	-	10,256	13,729	-	59,782,864	-	76,330,706

CHANGES IN UNITS:
Beginning units	-	259,464	-	868,516	3,000,711	3,763,741	5,307,560	5,916,904
Units purchased	7	37,922	37	37,609	129,744	257,189	429,881	1,209,254
Units redeemed	(7)	(297,386)	(37)	(906,125)	(3,130,455)	(1,020,219)	(5,737,441)	(1,818,598)

Ending units	-	-	-	-	-	3,000,711	-	5,307,560

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS1		ACVVS2		DVSCS		DSIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(101)	(27,942)	(1)	(122,171)	(621,818)	356,791	1,081,316	1,700,496
Realized gain (loss) on investments	564	(2,967,805)	(40)	(9,420,126)	(11,286,627)	(6,783,770)	6,057,062	(2,732,992)
Change in unrealized gain (loss) on investments	1,137	3,303,758	-	10,407,868	26,527,117	8,152,379	22,351,997	37,276,545
Reinvested capital gains	-	-	-	-	-	5,995,719	-	14,946,956

Net increase (decrease) in contract owners’ equity resulting from operations	1,600	308,011	(41)	865,571	14,618,672	7,721,119	29,490,375	51,191,005

Equity transactions:
Purchase payments received from contract owners (note 3)	(3)	96,084	(317)	121,082	4,960,112	5,162,353	4,682,210	5,273,315
Transfers between funds	3	(3,768,080)	1,551	(12,924,234)	21,430,252	(2,313,592)	(5,629,042)	(6,693,029)
Redemptions (note 3)	-	(366,044)	(1,188)	(567,821)	(5,826,069)	(3,636,181)	(36,103,811)	(36,443,730)
Annuity benefits	(1,673)	(1,743)	-	-	(4,897)	(4,012)	(79,729)	(99,738)
Contract maintenance charges (note 2)	-	(1,157)	(5)	(7,869)	(102,963)	(19,090)	(158,962)	(179,897)
Contingent deferred sales charges (note 2)	-	(1,331)	-	(7,916)	(71,996)	(36,421)	(59,608)	(86,795)
Adjustments to maintain reserves	(1,688)	81	-	(1,910)	(521)	(75)	13,293	(2,921)

Net equity transactions	(3,361)	(4,042,190)	41	(13,388,668)	20,383,918	(847,018)	(37,335,649)	(38,232,795)

Net change in contract owners’ equity	(1,761)	(3,734,179)	-	(12,523,097)	35,002,590	6,874,101	(7,845,274)	12,958,210
Contract owners’ equity beginning of period	9,717	3,743,896	-	12,523,097	41,704,730	34,830,629	252,414,718	239,456,508

Contract owners’ equity end of period	$7,956	9,717	-	-	76,707,320	41,704,730	244,569,444	252,414,718

CHANGES IN UNITS:
Beginning units	-	560,487	-	1,499,857	2,741,931	2,849,922	10,005,487	11,829,308
Units purchased	3	71,109	274	225,386	2,941,522	1,074,035	443,657	638,747
Units redeemed	(3)	(631,596)	(274)	(1,725,243)	(1,727,560)	(1,182,026)	(1,892,585)	(2,462,568)

Ending units	-	-	-	-	3,955,893	2,741,931	8,556,559	10,005,487

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIFS		DSRG		DCAP		DCAPS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$79,260	247,356	(191,862)	(139,377)	215,172	327,763	22,064	99,097
Realized gain (loss) on investments	(871,161)	(2,976,952)	(774,588)	(3,369,538)	(209,369)	(701,338)	(281,883)	(1,271,428)
Change in unrealized gain (loss) on investments	13,240,912	15,639,657	6,371,680	14,809,941	3,312,741	3,053,834	4,370,941	3,564,180
Reinvested capital gains	-	4,719,219	-	-	-	1,888,385	-	1,333,884

Net increase (decrease) in contract owners’ equity resulting from operations	12,449,011	17,629,280	5,405,230	11,301,026	3,318,544	4,568,644	4,111,122	3,725,733

Equity transactions:
Purchase payments received from contract owners (note 3)	14,966,916	9,962,850	814,615	1,056,220	548,958	547,589	9,263,113	4,671,011
Transfers between funds	(1,227,796)	(234,526)	(804,704)	(699,154)	1,831,544	(854,347)	4,452,593	(1,592,282)
Redemptions (note 3)	(9,195,424)	(8,413,768)	(5,385,669)	(5,115,033)	(3,760,133)	(3,609,451)	(2,154,277)	(1,827,265)
Annuity benefits	(38,333)	(32,498)	(2,372)	(2,639)	(5,330)	(4,242)	(9,617)	(8,861)
Contract maintenance charges (note 2)	(82,378)	(33,888)	(42,148)	(46,365)	(14,828)	(16,853)	(58,217)	(14,120)
Contingent deferred sales charges (note 2)	(107,672)	(103,370)	(10,435)	(13,983)	(9,999)	(11,334)	(25,734)	(23,550)
Adjustments to maintain reserves	(993)	(2,195)	1,697	(287)	2,418	2,438	722	(1,375)

Net equity transactions	4,314,320	1,142,605	(5,429,016)	(4,821,241)	(1,407,370)	(3,946,200)	11,468,583	1,203,558

Net change in contract owners’ equity	16,763,331	18,771,885	(23,786)	6,479,785	1,911,174	622,444	15,579,705	4,929,291
Contract owners’ equity beginning of period	92,482,437	73,710,552	45,117,970	38,638,185	25,848,176	25,225,732	23,427,337	18,498,046

Contract owners’ equity end of period	$109,245,768	92,482,437	45,094,184	45,117,970	27,759,350	25,848,176	39,007,042	23,427,337

CHANGES IN UNITS:
Beginning units	7,000,385	6,903,789	2,105,786	2,380,596	1,906,125	2,251,894	1,768,979	1,678,407
Units purchased	2,133,320	2,167,187	49,938	85,728	306,768	250,357	1,307,071	708,681
Units redeemed	(1,780,689)	(2,070,591)	(297,429)	(360,538)	(414,117)	(596,126)	(468,261)	(618,109)

Ending units	7,353,016	7,000,385	1,858,295	2,105,786	1,798,776	1,906,125	2,607,789	1,768,979

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVDLS		DGI		FCA2S		FALFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,271)	(1,675)	(20,322)	(1,925)	(19,881)	(12,783)	12,998	5,646
Realized gain (loss) on investments	(246,444)	(312,921)	197,362	(505,313)	38,153	(83,452)	(376,860)	(342,280)
Change in unrealized gain (loss) on investments	651,736	585,449	2,119,622	3,764,193	191,867	257,704	395,018	455,714
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	395,021	270,853	2,296,662	3,256,955	210,139	161,469	31,156	119,080

Equity transactions:
Purchase payments received from contract owners (note 3)	26,374	8,279	374,430	412,574	11,267	31,930	18,910	22,124
Transfers between funds	311,159	5,547	192,437	(437,048)	795,984	(166,484)	(947,870)	(17,407)
Redemptions (note 3)	(157,176)	(130,889)	(2,379,876)	(2,404,748)	(424,554)	(289,466)	(26,296)	(96,604)
Annuity benefits	(122)	(96)	(920)	(757)	-	-	-	-
Contract maintenance charges (note 2)	(363)	(366)	(10,993)	(12,311)	(433)	(360)	(47)	(230)
Contingent deferred sales charges (note 2)	(1,761)	(2,006)	(5,807)	(7,805)	(5,307)	(5,652)	(185)	(2,844)
Adjustments to maintain reserves	(128)	(107)	392	(174)	(129)	(172)	1	(82)

Net equity transactions	177,983	(119,638)	(1,830,337)	(2,450,269)	376,828	(430,204)	(955,487)	(95,043)

Net change in contract owners’ equity	573,004	151,215	466,325	806,686	586,967	(268,735)	(924,331)	24,037
Contract owners’ equity beginning of period	1,383,243	1,232,028	14,900,160	14,093,474	1,702,974	1,971,709	924,331	900,294

Contract owners’ equity end of period	$1,956,247	1,383,243	15,366,485	14,900,160	2,289,941	1,702,974	-	924,331

CHANGES IN UNITS:
Beginning units	130,684	145,489	1,288,723	1,549,201	134,046	173,986	86,156	95,239
Units purchased	52,455	15,635	79,458	73,374	90,789	21,135	1,741	17,076
Units redeemed	(36,506)	(30,440)	(232,694)	(333,852)	(65,656)	(61,075)	(87,897)	(26,159)

Ending units	146,633	130,684	1,135,487	1,288,723	159,179	134,046	-	86,156

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$176,562	(2,254)	475,406	649,092	1,732,004	2,338,098	(3,168,300)	(898,309)
Realized gain (loss) on investments	(378,818)	(266,274)	133,379	(230,073)	102,628	(1,124,820)	(69,631,655)	(25,070,556)
Change in unrealized gain (loss) on investments	259,775	2,896	295,834	1,713,072	1,639,326	7,035,508	100,383,820	85,069,691
Reinvested capital gains	-	141,524	-	-	-	-	23	56,790

Net increase (decrease) in contract owners’ equity resulting from operations	57,519	(124,108)	904,619	2,132,091	3,473,958	8,248,786	27,583,888	59,157,616

Equity transactions:
Purchase payments received from contract owners (note 3)	33,933	339,875	310,910	236,706	854,504	785,805	3,115,459	4,233,973
Transfers between funds	(7,011,235)	(698,208)	1,131,048	1,174,874	(335,841)	2,266,645	(240,940,134)	(13,251,234)
Redemptions (note 3)	(329,878)	(1,207,853)	(2,407,565)	(2,281,306)	(6,715,398)	(5,676,163)	(20,895,346)	(20,224,818)
Annuity benefits	-	-	(224)	(618)	-	-	(25,254)	(13,242)
Contract maintenance charges (note 2)	(207)	(1,743)	(5,689)	(6,382)	(15,285)	(15,807)	(69,115)	(75,834)
Contingent deferred sales charges (note 2)	(555)	(8,812)	(3,388)	(7,576)	(89,961)	(74,155)	(232,230)	(263,909)
Adjustments to maintain reserves	(14)	252	(234)	(201)	(643)	(418)	(46,000)	(1,428)

Net equity transactions	(7,307,956)	(1,576,489)	(975,142)	(884,503)	(6,302,624)	(2,714,093)	(259,092,620)	(29,596,492)

Net change in contract owners’ equity	(7,250,437)	(1,700,597)	(70,523)	1,247,588	(2,828,666)	5,534,693	(231,508,732)	29,561,124
Contract owners’ equity beginning of period	7,250,437	8,951,034	12,949,840	11,702,252	53,792,192	48,257,499	231,508,732	201,947,608

Contract owners’ equity end of period	$-	7,250,437	12,879,317	12,949,840	50,963,526	53,792,192	-	231,508,732

CHANGES IN UNITS:
Beginning units	746,449	918,459	988,389	1,061,286	4,565,974	4,844,381	14,053,840	16,338,369
Units purchased	60,523	888,808	262,273	358,525	873,867	1,006,715	933,909	1,352,059
Units redeemed	(806,972)	(1,060,818)	(332,795)	(431,422)	(1,388,794)	(1,285,122)	(14,987,749)	(3,636,588)

Ending units	-	746,449	917,867	988,389	4,051,047	4,565,974	-	14,053,840

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIP		FVSS2		FHIP		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,550,903	3,174,105	(169,012)	(128,769)	3,708,653	3,846,362	550,326	1,633,540
Realized gain (loss) on investments	(20,414,460)	(50,571,509)	(1,182,072)	(2,813,966)	(1,264,493)	(5,007,873)	(3,423,574)	(12,329,833)
Change in unrealized gain (loss) on investments	65,912,237	136,199,989	4,154,865	7,500,826	4,797,748	22,366,884	22,330,240	50,035,162
Reinvested capital gains	-	-	-	-	-	-	839,890	265,459

Net increase (decrease) in contract owners’ equity resulting from operations	47,048,680	88,802,585	2,803,781	4,558,091	7,241,908	21,205,373	20,296,882	39,604,328

Equity transactions:
Purchase payments received from contract owners (note 3)	5,754,737	6,205,838	273,924	410,715	(264)	(2,165)	2,742,654	2,373,177
Transfers between funds	(9,182,266)	(12,821,287)	(306,786)	(131,406)	(1,759,291)	(3,080,145)	(1,014,013)	(3,384,618)
Redemptions (note 3)	(55,327,893)	(52,695,712)	(1,840,149)	(1,068,457)	(9,672,832)	(9,258,000)	(25,602,906)	(23,729,695)
Annuity benefits	(131,887)	(136,425)	-	-	(10,064)	(10,106)	(36,725)	(40,929)
Contract maintenance charges (note 2)	(220,817)	(244,126)	(2,146)	(1,935)	(35,313)	(40,517)	(107,245)	(119,993)
Contingent deferred sales charges (note 2)	(63,970)	(90,150)	(14,717)	(9,856)	(9,034)	(12,509)	(10,101)	(30,770)
Adjustments to maintain reserves	14,092	(650)	(1,385)	(882)	661	333	7,038	2,460

Net equity transactions	(59,158,004)	(59,782,512)	(1,891,259)	(801,821)	(11,486,137)	(12,403,109)	(24,021,298)	(24,930,368)

Net change in contract owners’ equity	(12,109,324)	29,020,073	912,522	3,756,270	(4,244,229)	8,802,264	(3,724,416)	14,673,960
Contract owners’ equity beginning of period	393,178,909	364,158,836	12,618,401	8,862,131	64,963,472	56,161,208	175,524,015	160,850,055

Contract owners’ equity end of period	$381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472	171,799,599	175,524,015

CHANGES IN UNITS:
Beginning units	11,095,521	13,248,157	778,358	844,676	2,706,774	3,333,874	5,946,996	6,966,315
Units purchased	218,143	362,215	116,409	178,519	-	318	165,488	147,832
Units redeemed	(1,864,004)	(2,514,851)	(224,724)	(244,837)	(454,419)	(627,418)	(967,561)	(1,167,151)

Ending units	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774	5,144,923	5,946,996

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCP		FNRS2		FEI2		FF10S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,313,796)	83,611	(854,859)	(867,514)	193,759	545,405	36,803	120,532
Realized gain (loss) on investments	(18,555,775)	(22,120,802)	(6,920,480)	(7,593,646)	(2,745,307)	(9,021,837)	(278,312)	(569,649)
Change in unrealized gain (loss) on investments	68,716,596	120,739,144	18,950,653	32,669,819	19,212,224	33,325,206	741,465	1,402,363
Reinvested capital gains	97	90,297	-	-	-	-	98,549	39,659

Net increase (decrease) in contract owners’ equity resulting from operations	45,847,122	98,792,250	11,175,314	24,208,659	16,660,676	24,848,774	598,505	992,905

Equity transactions:
Purchase payments received from contract owners (note 3)	5,552,767	6,821,498	5,705,524	6,422,976	22,550,845	12,481,142	123,087	92,303
Transfers between funds	(378,116,736)	(12,398,175)	(6,463,378)	(413,486)	1,822,660	(2,674,115)	838,943	488,214
Redemptions (note 3)	(47,751,851)	(50,794,183)	(7,533,027)	(6,702,847)	(10,765,077)	(10,433,888)	(1,311,392)	(825,662)
Annuity benefits	(85,742)	(87,479)	(233)	(768)	(1,474)	(1,254)	(8,700)	(7,636)
Contract maintenance charges (note 2)	(177,024)	(207,672)	(14,783)	(15,951)	(172,506)	(82,234)	(2,359)	(2,329)
Contingent deferred sales charges (note 2)	(73,627)	(113,711)	(56,051)	(68,245)	(111,912)	(251,129)	(3,490)	(1,589)
Adjustments to maintain reserves	(215,974)	(10,335)	2,083	(1,918)	2,213	(1,855)	1,057	671

Net equity transactions	(420,868,187)	(56,790,057)	(8,359,865)	(780,239)	13,324,749	(963,333)	(362,854)	(256,028)

Net change in contract owners’ equity	(375,021,065)	42,002,193	2,815,449	23,428,420	29,985,425	23,885,441	235,651	736,877
Contract owners’ equity beginning of period	375,021,065	333,018,872	78,223,756	54,795,336	117,794,773	93,909,332	5,253,077	4,516,200

Contract owners’ equity end of period	$-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773	5,488,728	5,253,077

CHANGES IN UNITS:
Beginning units	12,707,542	15,111,468	5,512,532	5,594,487	8,973,964	9,142,932	508,093	534,668
Units purchased	409,619	720,719	1,295,583	2,296,029	3,075,775	2,091,396	138,863	130,499
Units redeemed	(13,117,161)	(3,124,645)	(1,938,160)	(2,377,984)	(2,085,159)	(2,260,364)	(169,570)	(157,074)

Ending units	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964	477,386	508,093

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF10S2		FF20S		FF20S2		FF30S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$452,350	1,199,282	80,982	133,390	1,755,845	1,862,031	44,859	45,975
Realized gain (loss) on investments	(494,859)	(911,806)	(430,284)	(870,487)	(207,823)	(646,486)	(482,715)	(333,035)
Change in unrealized gain (loss) on investments	6,309,170	9,253,943	1,325,951	2,145,104	18,687,982	17,608,358	1,171,591	1,423,051
Reinvested capital gains	1,466,028	364,305	68,157	75,482	1,435,518	1,023,590	45,140	54,824

Net increase (decrease) in contract owners’ equity resulting from operations	7,732,689	9,905,724	1,044,806	1,483,489	21,671,522	19,847,493	778,875	1,190,815

Equity transactions:
Purchase payments received from contract owners (note 3)	19,370,241	13,346,968	540,800	480,799	81,771,325	38,725,970	565,208	703,602
Transfers between funds	10,339,687	(379,216)	1,971,893	1,127,121	15,567,742	317,281	959,466	675,431
Redemptions (note 3)	(7,788,291)	(3,310,622)	(1,308,802)	(1,157,533)	(5,816,996)	(4,458,010)	(968,091)	(551,964)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(231,602)	(84,731)	(4,407)	(3,846)	(673,739)	(236,602)	(4,414)	(3,668)
Contingent deferred sales charges (note 2)	(94,512)	(52,216)	(5,025)	(9,415)	(108,273)	(75,540)	(10,728)	(2,624)
Adjustments to maintain reserves	(1,854)	(404)	260	(79)	(7,877)	(514)	1,151	(48)

Net equity transactions	21,593,669	9,519,779	1,194,719	437,047	90,732,182	34,272,585	542,592	820,729

Net change in contract owners’ equity	29,326,358	19,425,503	2,239,525	1,920,536	112,403,704	54,120,078	1,321,467	2,011,544
Contract owners’ equity beginning of period	61,055,820	41,630,317	7,363,537	5,443,001	114,146,511	60,026,433	5,416,444	3,404,900

Contract owners’ equity end of period	$90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511	6,737,911	5,416,444

CHANGES IN UNITS:
Beginning units	5,580,362	4,645,289	762,019	715,854	10,446,737	6,972,856	589,970	481,061
Units purchased	3,120,875	1,631,776	310,478	274,223	9,141,684	4,330,773	187,774	201,147
Units redeemed	(1,280,613)	(696,703)	(193,327)	(228,058)	(1,244,593)	(856,892)	(136,808)	(92,238)

Ending units	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737	640,936	589,970

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF30S2		FGOP		FGP		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,413	53,612	(175,200)	(108,510)	(3,666,356)	(2,856,548)	(739,094)	(540,755)
Realized gain (loss) on investments	(678,649)	(701,172)	2,696,753	(52,792)	(15,781,781)	(34,977,296)	(1,666,959)	(3,073,061)
Change in unrealized gain (loss) on investments	3,123,165	4,641,420	322,636	4,766,496	89,947,399	114,061,560	12,467,308	12,898,364
Reinvested capital gains	156,478	203,381	-	-	1,155,600	276,561	176,958	34,803

Net increase (decrease) in contract owners’ equity resulting from operations	2,631,407	4,197,241	2,844,189	4,605,194	71,654,862	76,504,277	10,238,213	9,319,351

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,511	1,763,108	290,616	393,498	6,097,660	6,322,299	9,721,647	5,668,639
Transfers between funds	157,460	846,790	(15,267,516)	(30,944)	(5,951,204)	(9,988,799)	3,316,106	(2,521,812)
Redemptions (note 3)	(1,636,027)	(1,296,683)	(2,225,735)	(1,980,402)	(48,615,322)	(44,789,037)	(5,137,585)	(4,010,606)
Annuity benefits	-	-	-	-	(100,721)	(124,189)	(2,197)	(865)
Contract maintenance charges (note 2)	(4,436)	(3,841)	(10,619)	(11,949)	(273,092)	(299,334)	(58,419)	(25,263)
Contingent deferred sales charges (note 2)	(18,087)	(18,558)	(5,221)	(7,364)	(61,613)	(100,844)	(51,166)	(46,451)
Adjustments to maintain reserves	(457)	(302)	2,306	(478)	7,465	(437)	211	(967)

Net equity transactions	1,466,964	1,290,514	(17,216,169)	(1,637,639)	(48,896,827)	(48,980,341)	7,788,597	(937,325)

Net change in contract owners’ equity	4,098,371	5,487,755	(14,371,980)	2,967,555	22,758,035	27,523,936	18,026,810	8,382,026
Contract owners’ equity beginning of period	18,869,954	13,382,199	14,371,980	11,404,425	354,336,278	326,812,342	44,826,335	36,444,309

Contract owners’ equity end of period	$22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278	62,853,145	44,826,335

CHANGES IN UNITS:
Beginning units	1,783,182	1,631,753	1,657,626	1,893,306	8,786,028	10,315,116	3,652,787	3,750,535
Units purchased	477,279	350,148	145,970	155,429	232,193	263,397	1,656,436	1,160,938
Units redeemed	(364,630)	(198,719)	(1,803,596)	(391,109)	(1,401,417)	(1,792,485)	(1,105,326)	(1,258,686)

Ending units	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028	4,203,897	3,652,787

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIPR		FIGBS		FIGBP2		FMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,592,266	1,518,854	621,477	1,679,780	5,419,976	28,357,638	(260,828)	(118,154)
Realized gain (loss) on investments	3,777,050	(2,269,294)	491,823	(137,050)	10,522,262	(2,273,040)	(739,010)	(2,099,856)
Change in unrealized gain (loss) on investments	(2,761,427)	7,925,431	467,549	1,554,955	9,738,715	24,991,543	7,173,888	7,712,842
Reinvested capital gains	-	-	325,830	99,280	4,715,302	1,820,102	87,760	99,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,607,889	7,174,991	1,906,679	3,196,965	30,396,255	52,896,243	6,261,810	5,594,050

Equity transactions:
Purchase payments received from contract owners (note 3)	1,040,372	1,391,891	827,284	701,306	40,508,340	33,194,622	1,069,001	1,000,536
Transfers between funds	(63,664)	6,050,206	3,471,056	10,837,872	(120,889,695)	52,988,373	9,609,496	4,985,955
Redemptions (note 3)	(3,618,694)	(3,699,310)	(5,407,389)	(4,537,863)	(37,039,755)	(28,789,262)	(3,954,906)	(2,968,787)
Annuity benefits	-	-	(4,658)	(4,333)	(17,271)	(8,897)	(586)	(1,224)
Contract maintenance charges (note 2)	(7,075)	(6,972)	(9,111)	(8,770)	(1,532,932)	(1,316,304)	(9,428)	(7,737)
Contingent deferred sales charges (note 2)	(10,592)	(7,703)	(7,785)	(17,973)	(495,177)	(457,895)	(9,282)	(7,974)
Adjustments to maintain reserves	(292)	8,803	(462)	20	(1,418)	33,581	(3,682)	(98)

Net equity transactions	(2,659,945)	3,736,915	(1,131,065)	6,970,259	(119,467,908)	55,644,218	6,700,613	3,000,671

Net change in contract owners’ equity	(52,056)	10,911,906	775,614	10,167,224	(89,071,653)	108,540,461	12,962,423	8,594,721
Contract owners’ equity beginning of period	25,152,368	14,240,462	28,852,712	18,685,488	513,915,248	405,374,787	22,226,100	13,631,379

Contract owners’ equity end of period	$25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248	35,188,523	22,226,100

CHANGES IN UNITS:
Beginning units	2,439,833	1,960,090	2,383,390	1,760,865	43,332,353	38,795,425	2,397,217	2,030,889
Units purchased	1,410,293	2,390,042	889,884	1,510,402	8,850,172	14,598,605	1,400,540	1,262,057
Units redeemed	(1,683,329)	(1,910,299)	(969,584)	(887,877)	(18,389,039)	(10,061,677)	(808,794)	(895,729)

Ending units	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353	2,988,963	2,397,217

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMC2		FOP		FOPR		FO2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,178,209)	(1,794,811)	24,528	512,776	16,545	244,287	(10,238)	12,249
Realized gain (loss) on investments	(3,955,894)	(9,843,428)	368,813	(1,424,829)	(360,401)	(2,206,520)	(35,698)	(249,330)
Change in unrealized gain (loss) on investments	58,356,537	61,150,148	6,620,606	15,401,818	3,609,263	8,971,600	435,592	1,052,564
Reinvested capital gains	710,996	853,680	124,665	213,223	59,679	104,674	6,998	11,985

Net increase (decrease) in contract owners’ equity resulting from operations	51,933,430	50,365,589	7,138,612	14,702,988	3,325,086	7,114,041	396,654	827,468

Equity transactions:
Purchase payments received from contract owners (note 3)	33,889,981	22,745,137	7	927	1,263,900	1,698,782	(17)	113
Transfers between funds	11,719,073	(4,399,233)	(1,458,578)	(1,856,109)	(1,480,423)	(2,466,935)	(92,493)	(269,686)
Redemptions (note 3)	(19,951,092)	(13,174,342)	(8,376,602)	(8,431,504)	(4,766,393)	(5,668,926)	(293,688)	(677,127)
Annuity benefits	(12,743)	(9,512)	(12,537)	(15,745)	(1,861)	(1,643)	-	-
Contract maintenance charges (note 2)	(316,759)	(149,811)	(46,317)	(52,795)	(13,895)	(16,481)	(479)	(592)
Contingent deferred sales charges (note 2)	(277,132)	(165,128)	(3,041)	(5,128)	(15,136)	(16,455)	(1,142)	(6,179)
Adjustments to maintain reserves	81	(2,892)	4,210	748	3,047	110	(57)	(262)

Net equity transactions	25,051,409	4,844,219	(9,892,858)	(10,359,606)	(5,010,761)	(6,471,548)	(387,876)	(953,733)

Net change in contract owners’ equity	76,984,839	55,209,808	(2,754,246)	4,343,382	(1,685,675)	642,493	8,778	(126,265)
Contract owners’ equity beginning of period	187,958,033	132,748,225	73,154,958	68,811,576	35,197,951	34,555,458	3,903,354	4,029,619

Contract owners’ equity end of period	$264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951	3,912,132	3,903,354

CHANGES IN UNITS:
Beginning units	9,082,067	8,779,121	3,184,055	3,742,007	2,611,534	3,203,770	224,881	286,835
Units purchased	3,478,637	2,808,022	-	-	221,624	286,249	25,489	-
Units redeemed	(2,423,235)	(2,505,076)	(441,909)	(557,952)	(605,067)	(878,485)	(52,210)	(61,954)

Ending units	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534	198,160	224,881

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FVSS		FTVIS2		FTVRD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(155,288)	219,488	(68,031)	(47,236)	5,906,513	5,912,750	(7,200)	(121,859)
Realized gain (loss) on investments	(5,340,828)	(3,191,714)	(1,245,208)	(3,081,921)	(2,825,865)	(4,985,586)	(274,493)	(2,416,337)
Change in unrealized gain (loss) on investments	11,614,533	13,102,396	2,827,530	5,693,877	9,287,109	25,793,817	11,999,565	11,464,029
Reinvested capital gains	107,480	136,178	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,225,897	10,266,348	1,514,291	2,564,720	12,367,757	26,720,981	11,717,872	8,925,833

Equity transactions:
Purchase payments received from contract owners (note 3)	8,057,171	6,869,227	214,711	227,963	10,337,411	9,424,692	760,707	1,190,922
Transfers between funds	(2,099,503)	4,039,139	447,023	403,046	5,133,496	1,426,480	45,097	(3,419,898)
Redemptions (note 3)	(4,821,511)	(3,619,830)	(1,202,523)	(1,009,455)	(12,244,742)	(8,993,697)	(9,210,237)	(6,864,871)
Annuity benefits	(6,611)	(5,308)	(1,376)	(1,108)	(19,269)	(14,388)	(6,817)	(4,094)
Contract maintenance charges (note 2)	(81,431)	(40,104)	(3,639)	(3,642)	(13,546)	(13,873)	(8,840)	(9,766)
Contingent deferred sales charges (note 2)	(82,598)	(42,068)	(2,701)	(8,783)	(119,936)	(66,084)	(84,347)	(74,913)
Adjustments to maintain reserves	(3,232)	(653)	(97)	(54)	(966)	23,745	8	(2,070)

Net equity transactions	962,285	7,200,403	(548,602)	(392,033)	3,072,448	1,786,875	(8,504,429)	(9,184,690)

Net change in contract owners’ equity	7,188,182	17,466,751	965,689	2,172,687	15,440,205	28,507,856	3,213,443	(258,857)
Contract owners’ equity beginning of period	53,016,260	35,549,509	6,999,231	4,826,544	112,371,427	83,863,571	68,968,438	69,227,295

Contract owners’ equity end of period	$60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427	72,181,881	68,968,438

CHANGES IN UNITS:
Beginning units	4,511,884	3,739,265	592,992	634,932	10,706,434	10,666,736	5,182,224	6,005,955
Units purchased	1,730,747	1,849,285	249,001	372,235	2,809,474	2,516,184	604,527	349,332
Units redeemed	(1,623,820)	(1,076,666)	(301,053)	(414,175)	(2,541,314)	(2,476,486)	(1,232,496)	(1,173,063)

Ending units	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434	4,554,255	5,182,224

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVSV2		FTVDM3		TIF2		TIF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,568,786)	(1,028,817)	17,314	696,363	20,490	98,056	27,951	6,707,139
Realized gain (loss) on investments	6,312,921	(16,701,595)	(5,077,579)	(5,727,648)	23,162	(177,966)	(2,834,134)	(162,481,939)
Change in unrealized gain (loss) on investments	32,414,932	59,711,793	9,737,861	19,304,931	280,684	1,398,505	8,258,267	177,706,175
Reinvested capital gains	-	2,307,442	-	105,137	-	214,753	-	11,753,408

Net increase (decrease) in contract owners’ equity resulting from operations	37,159,067	44,288,823	4,677,596	14,378,783	324,336	1,533,348	5,452,084	33,684,783

Equity transactions:
Purchase payments received from contract owners (note 3)	10,840,678	7,292,513	817,893	900,004	2,085	9,873	1,542,319	12,467,713
Transfers between funds	(50,543,704)	87,122,390	(3,317,708)	4,014,508	(237,068)	(431,845)	(4,298,679)	(190,620,641)
Redemptions (note 3)	(13,436,969)	(7,938,017)	(3,370,005)	(2,900,889)	(397,089)	(447,109)	(6,354,505)	(10,563,420)
Annuity benefits	(6,021)	(5,201)	-	-	(360)	(350)	(2,495)	(318)
Contract maintenance charges (note 2)	(464,955)	(279,709)	(5,017)	(4,914)	(401)	(434)	(202,972)	(557,398)
Contingent deferred sales charges (note 2)	(186,998)	(111,460)	(24,795)	(28,606)	(4,627)	(5,677)	(82,895)	(144,859)
Adjustments to maintain reserves	7,250	(3,209)	2,829	(763)	(99)	(306)	2,058	183,889

Net equity transactions	(53,790,719)	86,077,307	(5,896,803)	1,979,340	(637,559)	(875,848)	(9,397,169)	(189,235,034)

Net change in contract owners’ equity	(16,631,652)	130,366,130	(1,219,207)	16,358,123	(313,223)	657,500	(3,945,085)	(155,550,251)
Contract owners’ equity beginning of period	182,368,851	52,002,721	36,881,360	20,523,237	5,627,688	4,970,188	91,813,393	247,363,644

Contract owners’ equity end of period	$165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688	87,868,308	91,813,393

CHANGES IN UNITS:
Beginning units	10,676,595	3,847,456	2,307,480	2,181,313	300,587	358,613	6,859,765	25,106,259
Units purchased	2,202,608	9,591,118	486,051	928,612	18,837	-	657,299	3,952,853
Units redeemed	(5,186,259)	(2,761,979)	(865,096)	(802,445)	(54,682)	(58,026)	(1,362,917)	(22,199,347)

Ending units	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587	6,154,147	6,859,765

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGI3		FTVFA2		AMTG		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(110,061)	9,060,672	101,973	157,661	(232)	(521,354)	-	(64,397)
Realized gain (loss) on investments	873,615	1,282,583	356,290	(366,788)	17,863	15,857,466	-	(1,070,340)
Change in unrealized gain (loss) on investments	9,212,709	517,648	992,127	1,969,640	(7,856)	(7,397,692)	-	2,228,008
Reinvested capital gains	217,667	-	1,277	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,193,930	10,860,903	1,451,667	1,760,513	9,775	7,938,420	-	1,093,271

Equity transactions:
Purchase payments received from contract owners (note 3)	6,784,034	2,668,657	5,868,945	6,321,411	(166)	571,976	(8)	98,483
Transfers between funds	17,570,913	1,582,994	754,855	1,620,700	(129)	(69,785,469)	9	(8,566,303)
Redemptions (note 3)	(9,080,254)	(9,167,943)	(2,955,036)	(948,779)	7,278	(5,764,253)	-	(641,337)
Annuity benefits	(15,955)	(17,021)	-	-	(7,871)	(11,806)	-	(12)
Contract maintenance charges (note 2)	(11,515)	(11,751)	(1,095)	(603)	(207)	(38,813)	-	(4,096)
Contingent deferred sales charges (note 2)	(54,012)	(82,461)	(2,459)	(3,751)	1,091	(11,533)	-	(3,916)
Adjustments to maintain reserves	(12,996)	(24,041)	(1,772)	(42)	(4,265)	(48,091)	(1)	190

Net equity transactions	15,180,215	(5,051,566)	3,663,438	6,988,936	(4,269)	(75,087,989)	-	(9,116,991)

Net change in contract owners’ equity	25,374,145	5,809,337	5,115,105	8,749,449	5,506	(67,149,569)	-	(8,023,720)
Contract owners’ equity beginning of period	78,063,694	72,254,357	11,759,706	3,010,257	19,814	67,169,383	-	8,023,720

Contract owners’ equity end of period	$103,437,839	78,063,694	16,874,811	11,759,706	25,320	19,814	-	-

CHANGES IN UNITS:
Beginning units	5,360,877	5,797,396	1,391,741	456,888	12	2,411,370	-	928,163
Units purchased	2,422,334	2,258,541	986,938	1,154,824	146	35,779	3	29,042
Units redeemed	(1,477,826)	(2,695,060)	(538,514)	(219,971)	(5)	(2,447,137)	(3)	(957,205)

Ending units	6,305,385	5,360,877	1,840,165	1,391,741	153	12	-	-

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMMCGS		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3)	(72,565)	-	(41,169)	(137)	(618,068)	-	(82,223)
Realized gain (loss) on investments	(95)	(4,434,330)	-	(1,421,498)	452	(39,029,244)	-	(5,457,396)
Change in unrealized gain (loss) on investments	(1)	5,866,895	-	1,979,893	6,082	64,756,294	-	7,341,128
Reinvested capital gains	-	-	-	-	-	4,259	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99)	1,360,000	-	517,226	6,397	25,113,241	-	1,801,509

Equity transactions:
Purchase payments received from contract owners (note 3)	48,136	24,481	62	50,329	(36,937)	997,299	8,294	140,028
Transfers between funds	(40,791)	(8,545,390)	(62)	(5,056,437)	24,559	(90,706,823)	8,417	(9,599,543)
Redemptions (note 3)	(6,608)	(563,846)	-	(323,000)	39,552	(6,887,642)	(16,711)	(605,109)
Annuity benefits	-	(137)	-	-	(2,578)	(11,737)	-	-
Contract maintenance charges (note 2)	(643)	(2,587)	-	(450)	23	(33,737)	-	(6,101)
Contingent deferred sales charges (note 2)	-	(10,980)	-	(5,711)	(24)	(12,819)	-	(5,878)
Adjustments to maintain reserves	5	(203)	-	(18)	813	49,686	-	(339)

Net equity transactions	99	(9,098,662)	-	(5,335,287)	25,408	(96,605,773)	-	(10,076,942)

Net change in contract owners’ equity	-	(7,738,662)	-	(4,818,061)	31,805	(71,492,532)	-	(8,275,433)
Contract owners’ equity beginning of period	-	7,738,662	-	4,818,061	21,250	71,513,782	-	8,275,433

Contract owners’ equity end of period	$-	-	-	-	53,055	21,250	-	-

CHANGES IN UNITS:
Beginning units	-	1,025,292	-	400,219	-	4,031,046	-	1,216,019
Units purchased	5,556	71,444	1	23,346	2,459	220,012	1,657	407,193
Units redeemed	(5,556)	(1,096,736)	(1)	(423,565)	(1,460)	(4,251,058)	(1,657)	(1,623,212)

Ending units	-	-	-	-	999	-	-	-

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVMS		OVCAFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(62,280)	(58,760)	(409,814)	154,673	48,938	(662,696)	(544,386)	(572,973)
Realized gain (loss) on investments	(728,803)	(795,653)	(1,214,608)	(3,148,859)	(3,653,058)	(9,090,699)	2,014,524	(1,313,445)
Change in unrealized gain (loss) on investments	1,375,485	1,557,483	7,053,405	9,269,298	8,793,270	18,670,311	541,792	14,525,185
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	584,402	703,070	5,428,983	6,275,112	5,189,150	8,916,916	2,011,930	12,638,767

Equity transactions:
Purchase payments received from contract owners (note 3)	114,716	105,248	799,156	410,334	791,672	1,114,483	651,219	1,547,335
Transfers between funds	1,998,037	(62,224)	1,795,865	(1,468,124)	(1,703,465)	(2,901,639)	(38,330,419)	(3,491,963)
Redemptions (note 3)	(556,345)	(361,534)	(2,665,073)	(2,398,598)	(7,162,615)	(8,471,447)	(4,412,489)	(3,783,354)
Annuity benefits	-	-	(2,682)	(2,385)	(8,391)	(12,249)	-	-
Contract maintenance charges (note 2)	(1,311)	(1,304)	(10,796)	(10,330)	(30,250)	(34,905)	(15,047)	(12,191)
Contingent deferred sales charges (note 2)	(2,005)	(3,770)	(25,075)	(33,633)	(6,203)	(13,922)	(52,899)	(59,317)
Adjustments to maintain reserves	(292)	(300)	3,944	(1,631)	(4,363)	(1,461)	248	(1,844)

Net equity transactions	1,552,800	(323,884)	(104,661)	(3,504,367)	(8,123,615)	(10,321,140)	(42,159,387)	(5,801,334)

Net change in contract owners’ equity	2,137,202	379,186	5,324,322	2,770,745	(2,934,465)	(1,404,224)	(40,147,457)	6,837,433
Contract owners’ equity beginning of period	4,086,114	3,706,928	27,023,753	24,253,008	50,983,345	52,387,569	40,147,457	33,310,024

Contract owners’ equity end of period	$6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345	-	40,147,457

CHANGES IN UNITS:
Beginning units	371,443	406,370	2,058,008	2,392,040	2,404,729	2,972,160	3,035,663	3,576,621
Units purchased	297,945	113,019	487,146	161,426	43,597	84,968	255,464	475,266
Units redeemed	(189,145)	(147,946)	(511,923)	(495,458)	(420,597)	(652,399)	(3,291,127)	(1,016,224)

Ending units	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729	-	3,035,663

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGR		OVB		OVGS3		OVGS4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(458,008)	(419,303)	219,581	(573,349)	85,080	542,421	(162,565)	239,474
Realized gain (loss) on investments	5,202,460	(1,103,830)	(3,620,686)	(7,488,091)	556,222	(1,860,430)	(1,000,580)	(3,022,142)
Change in unrealized gain (loss) on investments	(2,127,409)	16,507,254	7,422,046	11,077,767	7,723,897	18,953,659	9,908,518	19,828,717
Reinvested capital gains	-	-	-	-	-	1,254,910	-	1,230,433

Net increase (decrease) in contract owners’ equity resulting from operations	2,617,043	14,984,121	4,020,941	3,016,327	8,365,199	18,890,560	8,745,373	18,276,482

Equity transactions:
Purchase payments received from contract owners (note 3)	947,884	1,164,832	701,672	967,262	2,527,645	3,466,774	3,648,389	2,894,575
Transfers between funds	(44,842,183)	(1,831,921)	(1,006,520)	(1,291,294)	(1,958,377)	(2,115,944)	(2,312,676)	(3,744,690)
Redemptions (note 3)	(6,011,453)	(6,596,198)	(6,039,727)	(8,187,848)	(9,776,125)	(10,282,368)	(5,551,510)	(4,250,857)
Annuity benefits	(15,656)	(15,107)	(8,498)	(8,547)	(10,417)	(10,102)	(591)	-
Contract maintenance charges (note 2)	(30,536)	(36,661)	(22,526)	(26,715)	(27,637)	(30,897)	(8,778)	(9,317)
Contingent deferred sales charges (note 2)	(15,978)	(24,739)	(8,788)	(17,654)	(32,346)	(52,262)	(60,821)	(64,159)
Adjustments to maintain reserves	(81,119)	(361)	2,603	2,604	2,629	(1,300)	249	(2,023)

Net equity transactions	(50,049,041)	(7,340,155)	(6,381,784)	(8,562,192)	(9,274,628)	(9,026,099)	(4,285,738)	(5,176,471)

Net change in contract owners’ equity	(47,431,998)	7,643,966	(2,360,843)	(5,545,865)	(909,429)	9,864,461	4,459,635	13,100,011
Contract owners’ equity beginning of period	47,431,998	39,788,032	42,609,427	48,155,292	66,066,623	56,202,162	67,081,618	53,981,607

Contract owners’ equity end of period	$-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623	71,541,253	67,081,618

CHANGES IN UNITS:
Beginning units	3,323,768	3,977,449	2,839,959	3,473,316	3,525,444	4,134,462	5,304,073	5,863,169
Units purchased	97,338	192,523	151,435	205,355	252,926	428,687	572,329	561,561
Units redeemed	(3,421,106)	(846,204)	(547,898)	(838,712)	(740,387)	(1,037,705)	(910,629)	(1,120,657)

Ending units	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444	4,965,773	5,304,073

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVGSS		OVHI3		OVHI4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$160,617	1,178,954	(15,259)	52,153	22,999	(4,231)	274,978	(101,425)
Realized gain (loss) on investments	8,201,720	3,579,671	144,851	(361,081)	90,896	(396,093)	804,994	(7,209,790)
Change in unrealized gain (loss) on investments	8,742,885	31,457,106	1,187,915	3,214,090	(24,700)	458,920	(217,501)	8,369,274
Reinvested capital gains	-	2,661,461	-	217,587	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,105,222	38,877,192	1,317,507	3,122,749	89,195	58,596	862,471	1,058,059

Equity transactions:
Purchase payments received from contract owners (note 3)	60	5,379	772	-	47,955	47,205	338,491	1,023,270
Transfers between funds	(3,887,700)	(4,921,085)	(680,275)	(579,629)	103,749	84,840	156,026	2,029,683
Redemptions (note 3)	(16,389,889)	(16,458,494)	(1,582,132)	(769,962)	(65,716)	(60,076)	(888,426)	(1,165,305)
Annuity benefits	(32,381)	(30,650)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63,811)	(71,378)	(1,065)	(1,217)	(305)	(302)	(724)	(577)
Contingent deferred sales charges (note 2)	(8,804)	(15,211)	(12,386)	(13,353)	(40)	(794)	(5,910)	(2,640)
Adjustments to maintain reserves	(24,402)	1,684	228	(248)	(61)	42	(275)	(290)

Net equity transactions	(20,406,927)	(21,489,755)	(2,274,858)	(1,364,409)	85,582	70,915	(400,818)	1,884,141

Net change in contract owners’ equity	(3,301,705)	17,387,437	(957,351)	1,758,340	174,777	129,511	461,653	2,942,200
Contract owners’ equity beginning of period	134,800,037	117,412,600	11,225,732	9,467,392	382,251	252,740	7,101,139	4,158,939

Contract owners’ equity end of period	$131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251	7,562,792	7,101,139

CHANGES IN UNITS:
Beginning units	3,835,051	4,605,983	584,534	675,950	153,077	126,679	2,841,679	2,070,239
Units purchased	-	60	44,325	-	367,487	287,182	1,605,026	3,852,811
Units redeemed	(563,789)	(770,992)	(162,715)	(91,416)	(323,773)	(260,784)	(1,761,662)	(3,081,371)

Ending units	3,271,262	3,835,051	466,144	584,534	196,791	153,077	2,685,043	2,841,679

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,246	(629)	161,244	(52,789)	(23,433)	79,189	(2,439,041)	(767,834)
Realized gain (loss) on investments	(4,627)	(63,621)	(2,094,904)	(3,280,723)	(87,059)	(625,644)	(42,293,327)	(44,657,022)
Change in unrealized gain (loss) on investments	8,272	74,958	2,350,135	4,048,215	1,818,433	3,511,423	79,731,748	106,998,606
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,891	10,708	416,475	714,703	1,707,941	2,964,968	34,999,380	61,573,750

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3	(67)	428,671	527,853	11,091,864	9,191,540
Transfers between funds	(148)	(5,578)	(247,613)	(343,583)	(811,237)	(549,434)	(82,185,141)	(19,062,783)
Redemptions (note 3)	(705)	(11,677)	(355,029)	(395,145)	(2,222,224)	(1,996,915)	(20,982,246)	(15,485,711)
Annuity benefits	-	-	(879)	(773)	(3,477)	(8,737)	(1,326)	(673)
Contract maintenance charges (note 2)	(13)	(22)	(666)	(720)	(9,287)	(10,399)	(1,003,204)	(919,116)
Contingent deferred sales charges (note 2)	-	(206)	(3,592)	(4,684)	(11,082)	(13,587)	(306,102)	(263,893)
Adjustments to maintain reserves	(16)	(24)	(352)	(351)	(5,509)	(3,065)	6,301	(494,093)

Net equity transactions	(882)	(17,507)	(608,128)	(745,323)	(2,634,145)	(2,054,284)	(93,379,854)	(27,034,729)

Net change in contract owners’ equity	5,009	(6,799)	(191,653)	(30,620)	(926,204)	910,684	(58,380,474)	34,539,021
Contract owners’ equity beginning of period	44,537	51,336	3,648,977	3,679,597	13,885,189	12,974,505	307,312,294	272,773,273

Contract owners’ equity end of period	$49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189	248,931,820	307,312,294

CHANGES IN UNITS:
Beginning units	16,502	23,524	1,019,129	1,274,342	1,710,096	2,022,607	24,250,057	27,005,578
Units purchased	-	-	44,162	370	127,262	231,562	3,504,682	5,769,332
Units redeemed	(303)	(7,022)	(207,051)	(255,583)	(444,434)	(544,073)	(10,480,109)	(8,524,853)

Ending units	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096	17,274,630	24,250,057

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(24,629)	(15,482)	(449,933)	(556,501)	(110,071)	(96,213)	267	36,495
Realized gain (loss) on investments	385,397	(1,394,041)	1,139,444	(63,027,490)	(242,080)	(484,379)	(531,838)	(764,407)
Change in unrealized gain (loss) on investments	405,776	2,392,360	7,061,131	84,946,606	2,324,724	2,598,202	925,398	1,539,993
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	766,544	982,837	7,750,642	21,362,615	1,972,573	2,017,610	393,827	812,081

Equity transactions:
Purchase payments received from contract owners (note 3)	154,475	192,583	5,488,712	4,758,071	315,046	369,284	70,830	24,796
Transfers between funds	(518,076)	1,058,592	348,812	(90,017,951)	383,865	(110,211)	(158,372)	(172,997)
Redemptions (note 3)	(815,706)	(391,722)	(3,037,218)	(5,736,367)	(1,279,235)	(894,023)	(513,468)	(362,188)
Annuity benefits	(418)	(313)	(196)	(156)	-	-	-	-
Contract maintenance charges (note 2)	(1,472)	(1,552)	(52,301)	(296,486)	(7,732)	(8,434)	(617)	(699)
Contingent deferred sales charges (note 2)	(1,135)	(1,717)	(30,891)	(99,648)	(7,480)	(6,848)	(3,869)	(4,284)
Adjustments to maintain reserves	(937)	2,688	(1,545)	410,232	935	(100)	52	(420)

Net equity transactions	(1,183,269)	858,559	2,715,373	(90,982,305)	(594,601)	(650,332)	(605,444)	(515,792)

Net change in contract owners’ equity	(416,725)	1,841,396	10,466,015	(69,619,690)	1,377,972	1,367,278	(211,617)	296,289
Contract owners’ equity beginning of period	4,484,489	2,643,093	35,692,281	105,311,971	8,468,612	7,101,334	3,719,305	3,423,016

Contract owners’ equity end of period	$4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612	3,507,688	3,719,305

CHANGES IN UNITS:
Beginning units	552,543	440,857	2,081,552	8,337,343	1,983,089	2,176,324	329,454	387,088
Units purchased	136,432	487,088	634,593	5,540,801	306,299	250,797	34,597	20,759
Units redeemed	(277,692)	(375,402)	(490,888)	(11,796,592)	(455,914)	(444,032)	(88,640)	(78,393)

Ending units	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089	275,411	329,454

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVTIGB		PVTVB		VYDS		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$13,592	(9,572)	(11,210)	(18,036)	(3,309)	(2,972)	(570,283)	(1,560,777)
Realized gain (loss) on investments	(25,323)	(85,763)	175,040	(17,492)	(25,447)	(208,750)	6,828,427	(68,892,479)
Change in unrealized gain (loss) on investments	58,937	218,372	433,795	862,924	77,984	314,884	(1,858,084)	92,320,448
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,206	123,037	597,625	827,396	49,228	103,162	4,400,060	21,867,192

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	133,759	18,592	9,407	209,407	649,103	4,478,977
Transfers between funds	(23,220)	(40,284)	825,860	987,079	(6,307)	400	(38,344,020)	(129,747,549)
Redemptions (note 3)	(78,144)	(122,128)	(429,996)	(141,675)	(57,213)	(341,734)	(4,256,971)	(5,708,687)
Annuity benefits	-	-	-	-	-	-	(2,839)	(2,374)
Contract maintenance charges (note 2)	(89)	(105)	(458)	(355)	(143)	(145)	(33,065)	(277,042)
Contingent deferred sales charges (note 2)	(938)	(3,832)	(4,323)	(2,546)	(34)	(4,127)	(60,378)	(83,512)
Adjustments to maintain reserves	(55)	(47)	(998)	(263)	(14)	(65)	10,273	(54,308)

Net equity transactions	(102,446)	(166,396)	523,844	860,832	(54,304)	(136,264)	(42,037,897)	(131,394,495)

Net change in contract owners’ equity	(55,240)	(43,359)	1,121,469	1,688,228	(5,076)	(33,102)	(37,637,837)	(109,527,303)
Contract owners’ equity beginning of period	681,273	724,632	2,875,568	1,187,340	531,815	564,917	37,637,837	147,165,140

Contract owners’ equity end of period	$626,033	681,273	3,997,037	2,875,568	526,739	531,815	-	37,637,837

CHANGES IN UNITS:
Beginning units	46,786	61,180	213,154	142,184	43,065	57,375	3,605,643	19,673,406
Units purchased	3,711	-	143,627	121,467	1,032	22,285	1,421,865	2,970,721
Units redeemed	(10,948)	(14,394)	(108,318)	(50,497)	(5,768)	(36,595)	(5,027,508)	(19,038,484)

Ending units	39,549	46,786	248,463	213,154	38,329	43,065	-	3,605,643

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		TRHS2		TRLT2		VWBFR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(203,552)	88,647	(14,972)	-	2	433,272	148,817	185,342
Realized gain (loss) on investments	(6,757,262)	(7,374,597)	(4,892)	-	-	640,243	(33,954)	(33,812)
Change in unrealized gain (loss) on investments	14,634,695	21,418,095	306,444	-	-	984,066	190,809	140,956
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,673,881	14,132,145	286,580	-	2	2,057,581	305,672	292,486

Equity transactions:
Purchase payments received from contract owners (note 3)	1,181,314	7,269,697	690,956	-	(365)	612,105	112,215	159,514
Transfers between funds	(78,102,692)	(2,520,084)	2,298,567	-	893	(39,509,863)	(329,249)	(522,331)
Redemptions (note 3)	(5,352,320)	(4,224,319)	(97,000)	-	(548)	(8,929,203)	(752,131)	(1,288,898)
Annuity benefits	(2,957)	(2,476)	-	-	-	-	-	(2,006)
Contract maintenance charges (note 2)	(118,410)	(92,720)	(100)	-	6	(36,329)	(1,852)	(2,388)
Contingent deferred sales charges (note 2)	(63,531)	(42,850)	(2,377)	-	-	(204,363)	(1,736)	(2,658)
Adjustments to maintain reserves	(1,513)	(912)	(119)	-	1	(43,867)	(9,094)	605

Net equity transactions	(82,460,109)	386,336	2,889,927	-	(13)	(48,111,520)	(981,847)	(1,658,162)

Net change in contract owners’ equity	(74,786,228)	14,518,481	3,176,507	-	(11)	(46,053,939)	(676,175)	(1,365,676)
Contract owners’ equity beginning of period	74,786,228	60,267,747	-	-	11	46,053,950	6,659,349	8,025,025

Contract owners’ equity end of period	$-	74,786,228	3,176,507	-	-	11	5,983,174	6,659,349

CHANGES IN UNITS:
Beginning units	7,776,288	7,723,076	-	-	1	4,360,949	509,578	642,414
Units purchased	869,112	2,619,950	389,912	-	276	1,390,271	53,436	123,723
Units redeemed	(8,645,400)	(2,566,738)	(88,232)	-	(277)	(5,751,219)	(125,599)	(256,559)

Ending units	-	7,776,288	301,680	-	-	1	437,415	509,578

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWBF		VWEMR		VWEM		VWHAR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$299,117	350,807	(138,158)	(160,068)	(159,116)	(197,139)	(360,401)	(276,460)
Realized gain (loss) on investments	(119,580)	(343,676)	(1,653,517)	(7,094,950)	(1,847,822)	(2,002,801)	(481,359)	(2,020,117)
Change in unrealized gain (loss) on investments	428,734	563,603	6,149,883	15,689,932	7,028,655	13,234,015	11,218,034	13,200,812
Reinvested capital gains	-	-	-	779,004	-	1,150,378	-	132,212

Net increase (decrease) in contract owners’ equity resulting from operations	608,271	570,734	4,358,208	9,213,918	5,021,717	12,184,453	10,376,274	11,036,447

Equity transactions:
Purchase payments received from contract owners (note 3)	(68)	21	644,719	483,773	(15)	(63,047)	5,012,352	950,351
Transfers between funds	(198,382)	(831,967)	918,872	3,807,044	(598,977)	(712,494)	11,771,600	1,334,326
Redemptions (note 3)	(1,465,294)	(1,774,252)	(2,523,622)	(1,716,563)	(2,332,627)	(1,750,466)	(4,569,271)	(3,514,636)
Annuity benefits	(2,395)	(2,422)	(3,995)	(3,045)	(7,890)	(6,134)	(5,213)	(4,456)
Contract maintenance charges (note 2)	(7,162)	(8,966)	(6,087)	(5,498)	(11,632)	(11,660)	(11,112)	(10,616)
Contingent deferred sales charges (note 2)	(315)	(1,260)	(3,010)	(3,705)	(2,434)	(2,503)	(13,710)	(3,379)
Adjustments to maintain reserves	969	759	(222)	4,236	(198)	90,339	81,390	(55)

Net equity transactions	(1,672,647)	(2,618,087)	(973,345)	2,566,242	(2,953,773)	(2,455,965)	12,266,036	(1,248,465)

Net change in contract owners’ equity	(1,064,376)	(2,047,353)	3,384,863	11,780,160	2,067,944	9,728,488	22,642,310	9,787,982
Contract owners’ equity beginning of period	13,349,332	15,396,685	19,954,902	8,174,742	21,912,323	12,183,835	31,128,372	21,340,390

Contract owners’ equity end of period	$12,284,956	13,349,332	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372

CHANGES IN UNITS:
Beginning units	581,103	703,225	886,135	763,916	1,081,816	1,264,058	1,143,054	1,219,284
Units purchased	-	116	307,759	464,471	-	-	1,712,246	448,815
Units redeemed	(70,037)	(122,238)	(365,944)	(342,252)	(135,686)	(182,242)	(504,325)	(525,045)

Ending units	511,066	581,103	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWHA		WRASP		WRPMP		SVDF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(286,967)	(304,766)	(297,396)	(147,843)	(37)	-	(465)	(260,026)
Realized gain (loss) on investments	3,549,813	1,937,785	1,312,225	115,041	2	-	9,707	5,880,079
Change in unrealized gain (loss) on investments	4,258,555	10,727,210	4,373,525	1,636,378	3,014	-	1,944	520,989
Reinvested capital gains	-	151,307	-	175,910	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,521,401	12,511,536	5,388,354	1,779,486	2,979	-	11,186	6,141,042

Equity transactions:
Purchase payments received from contract owners (note 3)	22	(3)	19,931,616	10,534,446	25,000	-	71	162,878
Transfers between funds	(1,128,234)	(1,027,034)	22,206,330	23,698,656	-	-	25	(35,453,430)
Redemptions (note 3)	(5,195,002)	(3,337,710)	(4,950,301)	(753,769)	-	-	(3)	(3,046,839)
Annuity benefits	(3,352)	(5,495)	-	-	-	-	(10,238)	(9,498)
Contract maintenance charges (note 2)	(14,259)	(15,467)	(6,238)	(970)	-	-	-	(15,802)
Contingent deferred sales charges (note 2)	(1,680)	(2,101)	(35,512)	(1,591)	-	-	-	(4,436)
Adjustments to maintain reserves	1,170	(5,467)	7,115	(168)	3	-	(424)	11,002

Net equity transactions	(6,341,335)	(4,393,277)	37,153,010	33,476,604	25,003	-	(10,569)	(38,356,125)

Net change in contract owners’ equity	1,180,066	8,118,259	42,541,364	35,256,090	27,982	-	617	(32,215,083)
Contract owners’ equity beginning of period	32,904,086	24,785,827	35,256,090	-	-	-	39,264	32,254,347

Contract owners’ equity end of period	$34,084,152	32,904,086	77,797,454	35,256,090	27,982	-	39,881	39,264

CHANGES IN UNITS:
Beginning units	761,288	892,365	2,978,019	-	-	-	-	1,508,012
Units purchased	-	-	5,430,985	3,367,695	2,491	-	-	23,949
Units redeemed	(142,224)	(131,077)	(2,265,289)	(389,676)	-	-	-	(1,531,961)

Ending units	619,064	761,288	6,143,715	2,978,019	2,491	-	-	-

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVLCG		WFVMM		SVOF		WFVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(307)	(1,507)	(1,346)	(890)	(1,859)	(1,222,661)	(341,943)	(45,813)
Realized gain (loss) on investments	(7,407)	(1,012)	-	-	15,502	(73,824,875)	1,582,023	70,675
Change in unrealized gain (loss) on investments	(2,793)	32,776	-	-	51,989	114,309,554	2,464,303	992,805
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,507)	30,257	(1,346)	(890)	65,632	39,262,018	3,704,383	1,017,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(27)	-	599,270	139,306	(56,021)	1,221,716	7,483,170	2,421,575
Transfers between funds	(89,455)	-	(705,524)	(195,649)	36,968	(171,342,569)	8,028,271	6,815,945
Redemptions (note 3)	(3,823)	(3,809)	(48,644)	(4,400)	41,905	(13,202,435)	(2,201,487)	(194,957)
Annuity benefits	-	-	-	-	(33,045)	(34,542)	-	-
Contract maintenance charges (note 2)	(13)	(29)	(15)	(30)	(58)	(67,767)	(22,263)	(756)
Contingent deferred sales charges (note 2)	-	-	(525)	-	1,270	(23,398)	(17,634)	(140)
Adjustments to maintain reserves	90	(20)	1	2	12,723	19,703	(17,148)	(65)

Net equity transactions	(93,228)	(3,858)	(155,437)	(60,771)	3,742	(183,429,292)	13,252,909	9,041,602

Net change in contract owners’ equity	(103,735)	26,399	(156,783)	(61,661)	69,374	(144,167,274)	16,957,292	10,059,269
Contract owners’ equity beginning of period	103,735	77,336	156,783	218,444	280,953	144,448,227	10,059,269	-

Contract owners’ equity end of period	$-	103,735	-	156,783	350,327	280,953	27,016,561	10,059,269

CHANGES IN UNITS:
Beginning units	11,201	11,776	14,747	20,154	-	4,815,928	775,011	-
Units purchased	4,250	2,141	118,545	26,587	2,092	69,629	2,259,443	904,420
Units redeemed	(15,451)	(2,716)	(133,292)	(31,994)	(1,256)	(4,885,557)	(1,360,332)	(129,409)

Ending units	-	11,201	-	14,747	836	-	1,674,122	775,011

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSMV		WFVTRB		WFVOG2		WIEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$37	14	5,773	2,535	(576)	-	-	(132,331)
Realized gain (loss) on investments	(317)	(782)	235	54	2,697	-	-	2,885,809
Change in unrealized gain (loss) on investments	1,821	4,712	1,419	148	13,139	-	-	(674,791)
Reinvested capital gains	-	-	7,389	106	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,541	3,944	14,816	2,843	15,260	-	-	2,078,687

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	233,380	(1)	-	(2)	(4,631)
Transfers between funds	(248)	(830)	-	-	83,127	-	12	(19,424,482)
Redemptions (note 3)	(1,169)	-	-	-	(36,351)	-	4	(1,161,756)
Annuity benefits	-	-	-	-	-	-	-	(5,074)
Contract maintenance charges (note 2)	-	-	-	-	(10)	-	-	(7,185)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(14)	(2,105)
Adjustments to maintain reserves	(3)	1	13	29	5	-	-	(2,027)

Net equity transactions	(1,420)	(829)	13	233,409	46,770	-	-	(20,607,260)

Net change in contract owners’ equity	121	3,115	14,829	236,252	62,030	-	-	(18,528,573)
Contract owners’ equity beginning of period	9,641	6,526	259,604	23,352	-	-	-	18,528,573

Contract owners’ equity end of period	$9,762	9,641	274,433	259,604	62,030	-	-	-

CHANGES IN UNITS:
Beginning units	1,175	1,260	21,348	2,116	-	-	-	1,761,884
Units purchased	41	102	-	19,232	11,151	-	-	-
Units redeemed	(190)	(187)	-	-	(6,226)	-	-	(1,761,884)

Ending units	1,026	1,175	21,348	21,348	4,925	-	-	-

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WVCP		BF		VFLG2		MBVAG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	18,402	-	8,037	-	(2,676)	-	(610)
Realized gain (loss) on investments	-	(24,024)	-	(1,104,294)	-	(306,922)	-	(166,434)
Change in unrealized gain (loss) on investments	-	375,927	-	1,050,764	-	304,960	-	139,766
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	370,305	-	(45,493)	-	(4,638)	-	(27,278)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	213	38,684	1,135	3,518	-	150
Transfers between funds	-	(1,651,216)	(213)	(2,038,455)	-	(633,983)	-	(138,737)
Redemptions (note 3)	4	(124,719)	-	(171,915)	(1,135)	(6,438)	-	(548)
Annuity benefits	-	(157)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,452)	-	(751)	-	(34)	-	(60)
Contingent deferred sales charges (note 2)	(3)	(61)	-	(716)	-	(178)	-	-
Adjustments to maintain reserves	(1)	(131)	-	(20)	-	(13)	-	12

Net equity transactions	-	(1,777,736)	-	(2,173,173)	-	(637,128)	-	(139,183)

Net change in contract owners’ equity	-	(1,407,431)	-	(2,218,666)	-	(641,766)	-	(166,461)
Contract owners’ equity beginning of period	-	1,407,431	-	2,218,666	-	641,766	-	166,461

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	184,626	-	243,504	-	85,778	-	22,130
Units purchased	-	-	24	27,484	230	1,648	-	23
Units redeemed	-	(184,626)	(24)	(270,988)	(230)	(87,426)	-	(22,153)

Ending units	-	-	-	-	-	-	-	-

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SGRF		SGRF2		JPMCVP		VFLV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(19,446)	-	(91,071)	-	110,879	-	(631)
Realized gain (loss) on investments	-	(3,260,173)	-	(10,460,572)	-	(3,380,741)	-	(618,233)
Change in unrealized gain (loss) on investments	-	3,428,292	-	11,179,144	-	3,002,269	-	544,112
Reinvested capital gains	-	-	-	-	-	12,024	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	148,673	-	627,501	-	(255,569)	-	(74,752)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	80,187	40,688	544,446	(10)	(17)	-	3,982
Transfers between funds	2	(5,012,035)	(34,381)	(18,955,609)	10	(5,708,844)	-	(761,228)
Redemptions (note 3)	-	(273,144)	(5,862)	(948,937)	-	(199,390)	-	(80,405)
Annuity benefits	-	(557)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,369)	(445)	(7,599)	-	(1,034)	-	(99)
Contingent deferred sales charges (note 2)	-	(2,330)	-	(12,302)	-	(13)	-	(142)
Adjustments to maintain reserves	-	(4,350)	-	1,218	-	(49)	-	(18)

Net equity transactions	-	(5,213,598)	-	(19,378,783)	-	(5,909,347)	-	(837,910)

Net change in contract owners’ equity	-	(5,064,925)	-	(18,751,282)	-	(6,164,916)	-	(912,662)
Contract owners’ equity beginning of period	-	5,064,925	-	18,751,282	-	6,164,916	-	912,662

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,380,783	-	2,006,297	-	654,300	-	105,574
Units purchased	13	86,728	5,899	188,149	7	-	-	5,695
Units redeemed	(13)	(1,467,511)	(5,899)	(2,194,446)	(7)	(654,300)	-	(111,269)

Ending units	-	-	-	-	-	-	-	-

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MBVCG2		PISVP1
	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(494)	-	4,058
Realized gain (loss) on investments	-	(60,514)	-	(861,598)
Change in unrealized gain (loss) on investments	-	44,039	-	807,528
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(16,969)	-	(50,012)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,693)	-	-
Transfers between funds	-	(177,764)	-	(586,886)
Redemptions (note 3)	-	(2,494)	-	(9,064)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(82)
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(4)	-	2

Net equity transactions	-	(181,955)	-	(596,030)

Net change in contract owners’ equity	-	(198,924)	-	(646,042)
Contract owners’ equity beginning of period	-	198,924	-	646,042

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	22,506	-	105,733
Units purchased	-	4,397	-	1,946
Units redeemed	-	(26,903)	-	(107,679)

Ending units	-	-	-	-

See accompanying notes to financial statements.

87

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Balanced Portfolio - Class S Shares (ALBS)*

MidCap Growth Portfolio - Class S Shares (ALMCS)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)*

Large Cap VIF (BBGI)*

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

U.S. Real Estate Portfolio - Class I (MSVRE)

U.S. Real Estate Portfolio - Class II (MSVREB)

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

Money Market Portfolio(TM) (CHSMM)

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)*

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Initial Class R (FOPR)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Global Real Estate Portfolio - Class II (VKVGR2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)

Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)*

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)*

WRPMCP (WRPMCP)*

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Asset Allocation Fund (WFVAA)*

Advantage Funds Variable Trust - VT Discovery Fund (SVDF)*

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)

Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)

*	At December 31, 2010, contract owners were not invested in the fund.
(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue

Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	0.50%(19)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	1.20%(15)	1.20%	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)	0.30%(18)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(20)
Spousal Continuation Benefit Option	-	-	-	0.10%(20)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(19)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(19)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(19)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	0.50%(19)	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)	1.00%(13)
7% Lifetime Income Option (New York)			1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.30%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	-	0.30%(18)	0.30%(18)	0.30%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-	-
Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV
Variable Account Charges - Recurring ..	1.30%	1.85%
Death Benefit Options -
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%
Return of Premium
Spousal Protection Annuity Option -
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II		-
Spousal Protection Annuity Option
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option		-
Capital Preservation Plus Option
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(19)
7% Lifetime Income Option (New York)		1.00%(14)
7% Lifetime Income Option (Non-New York)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(17)	0.30%(17)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(18)	0.30%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option		-
Maximum Variable Account Charges*	3.60%	4.15%
(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 5% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(17)	Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(18)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(19)	No longer available.
(20)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	ALBS	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CSIEF3

0.4%	$3,258	$-	$-	$-	$-	$-	$-	$-
0.65%	42,952	-	-	-	-	-	-	-
0.75%	138,269	-	-	-	-	-	1,053	-
0.8%	193,106	-	-	-	-	-	46	161
0.85%	291,803	-	-	-	-	-	49	-
0.95%	329,301	752	1,032	-	-	-	307	-
1.05%	315,768	1,218	2,680	-	-	-	223	-
1.1%	8,747,047	-	-	-	-	-	10,588	-
1.15%	35,762,295	-	-	-	-	-	49,415	-
1.2%	335,843	-	-	-	-	-	696	-
1.25%	4,553,108	-	-	-	-	-	29,626	-
1.3%	47,131,374	-	-	134,886	17,719	17,540	72,479	14,459
1.35%	8,721,299	-	-	-	-	-	22,765	-
1.4%	18,514,162	-	-	-	-	-	27,943	5,977
1.45%	6,067,029	-	1,039	-	-	-	11,326	-
1.5%	6,752,114	-	-	-	-	-	105,290	-
1.55%	33,272,768	-	-	-	-	-	102,050	-
1.6%	1,844,505	-	-	-	-	-	20,698	-
1.65%	10,668,090	-	-	-	-	-	23,997	-
1.7%	3,452,769	-	-	-	-	-	9,472	-
1.75%	62,309,202	-	-	-	-	-	145,226	-
1.8%	8,278,629	-	-	-	-	-	46,569	-
1.85%	3,712,068	-	-	-	-	-	4,532	-
1.9%	2,963,153	-	-	-	-	-	8,716	-
1.95%	10,564,047	-	-	-	-	-	55,777	-
2%	17,571,404	-	-	-	-	-	27,574	-
2.05%	3,876,716	-	-	-	-	-	1,565	-
2.1%	5,406,902	-	-	-	-	-	19,551	-
2.15%	11,118,708	-	-	-	-	-	5,520	-
2.2%	5,182,008	-	-	-	-	-	6,515	-
2.25%	6,263,442	-	-	-	-	-	93	-
2.3%	2,867,688	-	-	-	-	-	6,412	-
2.35%	28,027,542	-	-	-	-	-	19,013	-
2.4%	3,491,742	-	-	-	-	-	2,031	-
2.45%	2,066,079	-	-	-	-	-	5,775	-
2.5%	8,232,290	-	-	-	-	-	-	-
2.55%	2,609,438	-	-	-	-	-	539	-
2.6%	1,222,506	-	-	-	-	-	-	-
2.65%	220,090	-	-	-	-	-	275	-
2.7%	1,085,209	-	-	-	-	-	-	-
2.75%	253,404	-	-	-	-	-	-	-
2.8%	304,700	-	-	-	-	-	-	-
2.85%	194,805	-	-	-	-	-	-	-
2.9%	222,286	-	-	-	-	-	-	-
2.95%	163,555	-	-	-	-	-	-	-
3%	61,467	-	-	-	-	-	-	-
3.05%	59,557	-	-	-	-	-	-	-
3.1%	20,605	-	-	-	-	-	-	-
3.15%	97	-	-	-	-	-	-	-
3.2%	2,667	-	-	-	-	-	-	-
3.25%	8,189	-	-	-	-	-	-	-
3.3%	794	-	-	-	-	-	-	-

Totals	$375,497,849	$1,970	$4,751	$134,886	$17,719	$17,540	$843,706	$20,597

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WSCP	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	-	-	-	-	-	118	-	-
0.75%	-	-	-	-	-	340	-	-
0.8%	1,501	-	-	80	-	3,230	136	38
0.85%	-	-	-	-	-	4,313	-	-
0.95%	-	-	-	-	10,379	9,230	149	-
1.05%	-	-	-	-	21,482	10,528	-	-
1.1%	-	-	-	-	434	17,565	133	-
1.15%	-	18	17	-	25,205	172,899	542	-
1.2%	-	-	-	-	164	178	-	-
1.25%	-	-	-	-	12,333	23,705	236	-
1.3%	297,014	116	246	59,875	214	314,966	55,752	19,252
1.35%	-	-	-	-	226	80,171	834	-
1.4%	142,607	-	-	22,560	901	96,568	14,087	9,961
1.45%	-	-	-	-	8,414	38,732	107	-
1.5%	-	22	36	-	9,215	32,495	1,909	-
1.55%	-	-	10	-	35,747	187,757	2,296	-
1.6%	-	-	-	-	3,727	13,615	298	-
1.65%	-	1	26	-	12,304	72,068	453	-
1.7%	-	-	1	-	7,468	13,371	84	-
1.75%	-	34	49	-	5,646	225,483	877	-
1.8%	-	9	2	-	12,964	34,929	215	-
1.85%	-	1	5	-	1,098	15,368	139	-
1.9%	-	-	-	-	129	24,481	157	-
1.95%	-	17	10	-	3,786	38,943	62	-
2%	-	-	-	-	942	74,626	2,164	-
2.05%	-	9	16	-	6,375	12,490	51	-
2.1%	-	-	5	-	673	25,126	922	-
2.15%	-	-	4	-	370	29,614	10	-
2.2%	-	-	-	-	-	21,199	234	-
2.25%	-	1	-	-	1,272	9,238	-	-
2.3%	-	-	-	-	1,462	25,488	-	-
2.35%	-	-	18	-	-	54,756	-	-
2.4%	-	-	-	-	-	11,271	-	-
2.45%	-	-	-	-	3,516	10,161	120	-
2.5%	-	-	-	-	-	25,298	-	-
2.55%	-	-	-	-	-	8,734	-	-
2.6%	-	-	-	-	-	5,796	-	-
2.65%	-	-	-	-	-	1,083	-	-
2.7%	-	-	-	-	-	1,227	-	-
2.75%	-	-	-	-	-	499	-	-
2.8%	-	-	-	-	-	538	-	-
2.85%	-	-	-	-	-	87	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	68	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$441,122	$228	$445	$82,515	$186,446	$1,748,359	$81,967	$29,251

	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	538	-	-	1,912	49	-	-	-
0.75%	2,262	-	-	4,415	75	-	-	-
0.8%	7,463	333	-	294	-	1	-	26
0.85%	7,287	-	-	13,464	3	-	-	-
0.95%	21,756	954	160	1,759	-	-	4,328	-
1.05%	21,213	356	-	720	-	-	1,241	-
1.1%	18,211	45	717	74,832	462	-	3,393	-
1.15%	278,327	7,695	18,621	588,158	5,071	-	36,948	-
1.2%	1,105	-	1,299	5,407	-	-	117	-
1.25%	34,136	5,347	11,841	52,534	329	-	10,086	-
1.3%	624,846	60,958	284	141,766	9,248	18,362	-	40,969
1.35%	103,634	-	2,468	143,368	1,617	-	11,395	-
1.4%	158,837	28,183	2,309	94,519	2,131	9,130	3,828	15,426
1.45%	51,868	1,130	4,309	103,485	471	-	15,823	-
1.5%	40,034	1,208	21,154	108,597	2,958	-	26,414	-
1.55%	288,054	5,557	25,995	560,002	5,430	-	52,981	-
1.6%	25,240	237	3,156	26,038	1,808	-	3,967	-
1.65%	117,077	1,155	9,641	163,179	1,034	-	13,900	-
1.7%	34,904	3,427	6,030	81,649	82	-	15,619	-
1.75%	317,606	755	18,379	1,390,308	11,223	-	65,630	-
1.8%	86,246	1,710	12,241	161,192	1,144	-	20,680	-
1.85%	14,381	757	11,973	67,619	91	-	11,424	-
1.9%	19,066	-	1,956	41,512	248	-	3,004	-
1.95%	45,851	808	4,064	202,114	3,395	-	11,854	-
2%	71,344	-	7,438	436,325	5,234	-	18,795	-
2.05%	12,540	2,356	10,802	61,073	813	-	4,587	-
2.1%	45,342	1,021	6,883	101,934	773	-	5,645	-
2.15%	58,784	362	4,129	316,920	588	-	5,926	-
2.2%	30,852	-	1,256	94,249	1,546	-	5,980	-
2.25%	5,828	-	2,498	144,314	42	-	3,414	-
2.3%	8,814	-	4,068	32,847	63	-	4,332	-
2.35%	46,744	-	2,432	983,900	1,306	-	17,776	-
2.4%	12,094	-	36	90,031	622	-	2,414	-
2.45%	11,151	-	1,594	55,913	788	-	681	-
2.5%	339	-	614	34,847	725	-	10,627	-
2.55%	7,587	-	128	78,281	113	-	1,015	-
2.6%	1,070	-	-	47,913	-	-	2,545	-
2.65%	1,022	-	-	1,843	197	-	81	-
2.7%	1,244	-	51	19,467	-	-	190	-
2.75%	347	-	-	4,291	-	-	-	-
2.8%	1,343	-	26	2,164	-	-	-	-
2.85%	60	-	-	753	-	-	-	-
2.9%	390	-	-	4,728	-	-	-	-
2.95%	101	-	-	703	-	-	41	-
3%	-	-	-	-	-	-	-	-
3.05%	78	-	-	1,022	-	-	592	-
3.1%	83	-	-	166	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	15	-	-	60	-	-	-	-
3.25%	2	-	-	301	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,637,116	$124,354	$198,552	$6,542,888	$59,679	$27,493	$397,273	$56,421

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEMB	MSVRE	MSVREB	VFMG2	NVAGF3	NVAMV1	NVAMV2	GVAAA2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	29	2,800
0.75%	-	-	-	-	-	-	62	3,239
0.8%	-	-	-	-	2	180	-	548
0.85%	-	-	-	-	-	-	116	391
0.95%	-	-	-	-	197	-	472	262
1.05%	-	-	-	-	223	-	473	3,908
1.1%	411	-	-	-	3,469	-	10,529	1,313,934
1.15%	3,465	-	109	23,358	6,319	-	39,991	3,362,729
1.2%	-	-	-	-	217	-	136	6,612
1.25%	1,585	-	-	20,714	2,361	-	4,362	371,460
1.3%	-	403	-	-	2,868	37,620	4,780	827,624
1.35%	-	-	6	2,823	1,471	-	10,634	767,321
1.4%	412	232	-	274	3,972	13,491	2,432	246,115
1.45%	1,325	-	-	145	1,596	-	8,588	389,643
1.5%	4,775	-	27	-	181	-	8,053	607,824
1.55%	2,300	-	-	70	7,412	-	40,339	3,188,072
1.6%	156	-	-	401	1,033	-	1,237	76,797
1.65%	342	-	-	1,422	3,811	-	8,168	597,659
1.7%	388	-	-	-	-	-	2,732	253,585
1.75%	750	-	-	5,984	4,037	-	59,216	5,912,637
1.8%	1,194	-	-	-	1,783	-	7,104	402,768
1.85%	192	-	-	1,198	471	-	3,651	213,576
1.9%	173	-	-	307	-	-	1,629	145,355
1.95%	190	-	-	638	753	-	8,759	942,191
2%	1	-	-	-	526	-	9,395	957,623
2.05%	552	-	-	-	204	-	1,914	149,751
2.1%	528	-	-	-	1,156	-	4,263	404,890
2.15%	45	-	-	-	1,669	-	4,647	344,221
2.2%	-	-	-	609	-	-	2,202	322,775
2.25%	-	-	-	-	-	-	1,858	547,881
2.3%	-	-	-	-	-	-	5,306	192,633
2.35%	-	-	-	93	-	-	5,845	1,301,203
2.4%	-	-	-	-	59	-	1,097	278,112
2.45%	-	-	-	-	-	-	1,327	138,456
2.5%	-	-	-	-	-	-	2,560	1,201,111
2.55%	-	-	-	-	-	-	212	127,894
2.6%	-	-	-	-	-	-	419	43,926
2.65%	-	-	-	-	-	-	65	19,363
2.7%	-	-	-	-	-	-	184	82,872
2.75%	-	-	-	-	-	-	6	17,534
2.8%	-	-	-	-	-	-	99	45,629
2.85%	-	-	-	-	-	-	83	24,487
2.9%	-	-	-	-	-	-	96	6,270
2.95%	-	-	-	-	-	-	40	26,584
3%	-	-	-	-	-	-	-	1,919
3.05%	-	-	-	-	-	-	-	4,578
3.1%	-	-	-	-	-	-	-	658
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	348
3.3%	-	-	-	-	-	-	7	-

	$18,784	$635	$142	$58,036	$45,790	$51,291	$265,117	$25,877,768

	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM2

0.4%	$-	$2	$-	$-	$-	$-	$-	$-
0.65%	1,728	9	30	1,771	-	-	-	-
0.75%	678	753	29	1,043	-	285	-	-
0.8%	457	686	1,824	348	-	346	53	-
0.85%	18	610	1,931	1,685	-	249	-	-
0.95%	4,494	1,569	2,273	1,391	803	8,549	-	-
1.05%	3,630	2,452	1,858	712	87	4,017	-	-
1.1%	347,185	23,872	52,773	326,712	633	3,403	-	256
1.15%	1,113,209	185,586	309,765	997,267	20,074	201,546	-	5,910
1.2%	5,580	1,279	1,771	3,838	5,311	176	-	569
1.25%	85,631	25,650	31,392	73,032	11,677	23,328	-	1,640
1.3%	322,473	128,693	163,244	253,772	40	75,001	2,795	-
1.35%	235,224	73,054	102,707	230,248	4,596	47,653	-	-
1.4%	88,514	51,681	67,043	25,313	1,057	48,757	3,866	2,420
1.45%	173,734	34,608	52,628	128,462	6,024	44,505	-	982
1.5%	191,286	57,842	88,767	173,978	5,093	63,845	-	824
1.55%	1,179,343	208,363	352,358	1,098,591	25,900	166,718	-	4,970
1.6%	31,070	19,076	39,137	28,895	2,807	23,597	-	109
1.65%	182,252	47,957	77,460	138,373	13,408	59,657	-	1,284
1.7%	125,912	24,469	37,723	106,437	4,760	9,970	-	815
1.75%	1,762,957	276,679	494,978	1,629,814	7,848	108,811	-	719
1.8%	150,982	41,330	88,963	95,192	15,736	66,633	-	3,568
1.85%	86,998	12,496	29,019	71,157	10,511	21,879	-	1,911
1.9%	135,984	10,391	16,281	134,222	2,905	13,308	-	960
1.95%	280,309	40,375	80,915	265,117	278	11,906	-	833
2%	301,276	48,963	91,804	292,247	1,261	44,588	-	-
2.05%	140,900	7,776	9,827	129,138	1,054	5,132	-	99
2.1%	130,222	23,530	45,232	113,227	3,485	11,133	-	198
2.15%	243,761	12,911	36,164	235,787	1,247	6,456	-	1,075
2.2%	174,163	11,562	27,398	168,074	-	11,065	-	-
2.25%	545,274	7,835	20,991	543,628	-	5,744	-	320
2.3%	149,105	9,105	19,275	160,355	60	4,197	-	-
2.35%	1,226,999	23,282	56,467	1,225,109	618	8,212	-	-
2.4%	252,586	4,576	5,341	252,669	-	317	-	-
2.45%	106,195	6,227	7,945	94,458	-	10,672	-	502
2.5%	1,209,312	19,331	31,151	1,221,035	-	95	-	-
2.55%	110,549	1,731	4,068	109,809	-	4,855	-	-
2.6%	48,644	3,878	2,904	43,526	-	-	-	-
2.65%	18,941	1,327	2,809	20,838	-	409	-	-
2.7%	80,627	698	2,790	80,938	-	59	-	-
2.75%	17,463	162	425	15,964	-	633	-	-
2.8%	21,449	1,177	567	20,116	-	404	-	-
2.85%	25,478	-	651	25,139	-	-	-	-
2.9%	5,423	536	1,242	5,522	-	-	-	-
2.95%	26,544	254	169	27,289	-	-	-	-
3%	1,912	-	-	1,970	-	-	-	-
3.05%	4,562	117	328	4,701	-	-	-	-
3.1%	657	-	-	677	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	336	-	-	360	-	-	-	-
3.3%	79	55	56	56	-	-	-	-

	$11,352,105	$1,454,515	$2,462,473	$10,580,002	$147,273	$1,118,110	$6,714	$29,964

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6	GEF3
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	6	-
0.75%	-	1,953	-	-	-	-	802	-
0.8%	1,899	-	-	70	52	693	-	401
0.85%	-	948	-	-	-	-	92	-
0.95%	-	1,288	-	-	-	-	227	-
1.05%	-	2,961	-	-	-	-	434	-
1.1%	-	6,983	-	-	-	-	4,333	-
1.15%	-	169,389	210	-	-	-	32,786	-
1.2%	-	290	-	-	-	-	-	-
1.25%	-	17,581	307	-	-	-	3,469	-
1.3%	404,717	2,010	-	10,364	111	256,120	2,258	20,467
1.35%	-	41,877	-	-	-	-	10,010	-
1.4%	97,121	7,957	11	3,677	344	169,850	2,114	8,706
1.45%	-	37,506	6	-	-	-	18,092	-
1.5%	-	31,569	19	-	-	-	10,181	-
1.55%	-	141,790	449	-	-	-	37,030	-
1.6%	-	12,893	-	-	-	-	4,246	-
1.65%	-	36,144	70	-	-	-	12,316	-
1.7%	-	18,057	54	-	-	-	10,560	-
1.75%	-	95,764	11	-	-	-	60,035	-
1.8%	-	40,281	275	-	-	-	10,902	-
1.85%	-	15,442	-	-	-	-	6,183	-
1.9%	-	7,685	-	-	-	-	3,483	-
1.95%	-	27,437	-	-	-	-	9,940	-
2%	-	37,587	-	-	-	-	11,690	-
2.05%	-	3,202	-	-	-	-	1,889	-
2.1%	-	34,799	189	-	-	-	5,098	-
2.15%	-	8,596	-	-	-	-	2,733	-
2.2%	-	8,681	-	-	-	-	2,964	-
2.25%	-	3,605	-	-	-	-	1,418	-
2.3%	-	6,719	-	-	-	-	5,144	-
2.35%	-	4,238	-	-	-	-	8,346	-
2.4%	-	1,089	-	-	-	-	600	-
2.45%	-	13,971	-	-	-	-	685	-
2.5%	-	571	-	-	-	-	2,762	-
2.55%	-	2,700	-	-	-	-	1,290	-
2.6%	-	-	-	-	-	-	434	-
2.65%	-	3,216	-	-	-	-	25	-
2.7%	-	474	-	-	-	-	-	-
2.75%	-	2,647	-	-	-	-	475	-
2.8%	-	1,922	-	-	-	-	80	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$503,737	$851,822	$1,601	$14,111	$507	$426,663	$285,132	$29,574

	NVGWL6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2

0.4%	$-	$-	$-	$-	$-	$-	$197	$-
0.65%	-	-	1	-	1,519	-	229	459
0.75%	-	-	877	-	4,897	-	1,428	2,498
0.8%	-	3,606	-	4	-	52	63	637
0.85%	-	-	-	-	12,015	-	3,124	4,533
0.95%	-	-	182	-	102	-	-	-
1.05%	-	-	54	-	122	-	-	-
1.1%	1,140	-	5,693	-	45,372	3,499	812,078	754,241
1.15%	2,088	-	18,794	-	376,705	28,190	825,932	1,792,142
1.2%	-	-	110	-	3,864	494	7,784	4,883
1.25%	363	-	5,953	-	23,475	6,790	160,438	212,875
1.3%	924	815,529	4,060	18,079	9,517	12,988	421,479	448,057
1.35%	694	-	10,201	-	81,896	5,292	168,686	488,867
1.4%	-	475,900	3,354	3,041	40,046	1,807	21,861	6,179
1.45%	177	-	4,174	-	52,116	1,863	118,893	203,915
1.5%	1,616	-	6,527	-	52,159	1,902	188,385	386,815
1.55%	1,448	-	33,882	-	365,226	30,182	812,911	1,359,072
1.6%	1,367	-	2,593	-	14,368	9,671	12,570	2,970
1.65%	48	-	22,156	-	106,696	3,172	154,614	180,663
1.7%	21	-	888	-	54,532	2,656	51,081	127,076
1.75%	2,505	-	44,666	-	1,020,903	24,926	1,389,895	3,371,551
1.8%	1,843	-	7,082	-	104,571	11,072	80,269	130,265
1.85%	566	-	3,722	-	33,275	337	119,042	170,571
1.9%	-	-	1,202	-	13,061	23	133,452	369,276
1.95%	475	-	18,425	-	133,351	10,852	234,544	693,442
2%	468	-	15,525	-	355,335	11,515	331,421	444,444
2.05%	-	-	1,440	-	39,389	816	72,002	72,327
2.1%	229	-	10,657	-	63,246	10,653	115,699	217,968
2.15%	237	-	4,960	-	268,825	1,144	161,928	206,718
2.2%	39	-	31,546	-	66,205	5,385	200,604	208,751
2.25%	81	-	962	-	110,672	-	252,800	41,436
2.3%	1,543	-	5,474	-	13,825	115	135,383	220,100
2.35%	889	-	2,955	-	817,502	2,751	925,898	236,135
2.4%	330	-	601	-	72,899	4,256	153,418	53,518
2.45%	-	-	7,487	-	51,256	210	109,159	88,733
2.5%	72	-	1,230	-	3,416	-	2,053,800	219,212
2.55%	49	-	640	-	63,106	2,540	67,649	71,473
2.6%	-	-	-	-	34,437	24,690	40,178	211
2.65%	-	-	1,903	-	2,157	113	2,359	1,450
2.7%	-	-	-	-	14,772	-	146,396	13,098
2.75%	35	-	30	-	3,443	-	14,482	-
2.8%	-	-	-	-	10,069	497	1,094	1,041
2.85%	-	-	-	-	593	-	29,168	9,028
2.9%	-	-	-	-	4,317	-	865	-
2.95%	-	-	-	-	633	-	4,875	3,684
3%	-	-	-	-	-	-	537	1,193
3.05%	-	-	-	-	505	-	5,377	-
3.1%	-	-	-	-	170	-	1,031	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	62	-	-	-
3.25%	-	-	-	-	251	-	2,055	-
3.3%	-	-	-	-	-	-	-	-

	$19,247	$1,295,035	$280,006	$21,124	$4,546,873	$220,453	$10,547,133	$12,821,507

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	600	-	-	-	1,722	-	-
0.75%	-	2,813	2,880	204	-	4,744	2	-
0.8%	-	-	80	49	86	-	390	23,476
0.85%	1,851	1,307	468	3,722	-	13,217	506	-
0.95%	-	-	-	-	-	2,087	-	-
1.05%	-	-	-	-	-	1,274	115	-
1.1%	276,077	1,097,199	69,860	297,496	-	43,020	9,831	-
1.15%	541,136	1,737,808	571,121	517,586	-	269,172	24,921	-
1.2%	16,022	23,485	-	9,172	-	3,212	-	-
1.25%	75,662	202,190	29,364	73,951	-	22,979	7,795	-
1.3%	163,099	502,262	57,495	160,154	25,945	6,650	17,393	1,358,910
1.35%	107,579	385,878	116,227	104,631	-	55,124	4,520	-
1.4%	35,661	26,975	13,850	17,925	10,364	30,664	15,122	487,392
1.45%	78,467	215,280	68,896	82,556	-	41,241	4,941	-
1.5%	69,784	335,945	48,270	98,252	-	40,285	6,520	-
1.55%	618,985	1,458,620	492,427	621,802	-	232,461	42,615	-
1.6%	15,245	24,008	4,950	20,108	-	17,549	2,814	-
1.65%	198,746	303,772	133,242	105,025	-	78,697	22,394	-
1.7%	16,963	87,755	16,976	29,082	-	47,786	3,100	-
1.75%	1,027,620	3,076,112	980,909	779,920	-	688,235	78,829	-
1.8%	102,606	205,313	50,032	141,129	-	78,806	8,974	-
1.85%	53,517	77,203	43,724	48,667	-	30,360	7,059	-
1.9%	12,951	117,734	19,299	71,361	-	6,414	2,390	-
1.95%	190,365	512,401	111,359	118,499	-	82,682	20,563	-
2%	282,599	560,856	255,925	183,566	-	310,149	12,276	-
2.05%	5,545	42,763	37,140	9,056	-	34,389	2,858	-
2.1%	214,815	212,326	31,255	72,242	-	31,870	1,331	-
2.15%	13,236	134,893	110,948	39,502	-	178,385	6,130	-
2.2%	90,708	222,063	99,296	113,240	-	60,048	10,875	-
2.25%	27,475	20,918	13,113	37,042	-	138,792	1,287	-
2.3%	33,490	91,072	75,086	78,263	-	7,497	6,884	-
2.35%	56,135	259,429	87,003	53,111	-	858,264	7,560	-
2.4%	14,217	32,362	20,032	29,961	-	55,119	2,133	-
2.45%	19,670	40,222	11,817	13,866	-	44,206	3,828	-
2.5%	56,889	14,378	13,792	112,565	-	2,903	1,714	-
2.55%	13,114	38,747	1,200	6,838	-	60,301	104	-
2.6%	10,193	7,686	4,811	9,633	-	37,969	-	-
2.65%	1,168	11,803	1,320	2,601	-	1,176	634	-
2.7%	4,873	6,158	3,981	37,028	-	13,784	1,772	-
2.75%	1,435	3,991	-	979	-	4,630	-	-
2.8%	7,320	-	-	1,355	-	1,964	-	-
2.85%	966	7,533	-	5,872	-	536	-	-
2.9%	-	1,516	604	4,036	-	3,650	-	-
2.95%	714	5,065	-	23,273	-	347	-	-
3%	-	-	-	-	-	-	-	-
3.05%	3,162	-	-	-	-	339	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	199	21	-	-	318	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,460,060	$12,108,640	$3,598,773	$4,135,320	$36,395	$3,645,017	$340,180	$1,869,778

	TRF2	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.4%	$-	$-	$-	$6	$-	$-	$-	$-
0.65%	1,444	-	-	2,228	-	-	-	-
0.75%	3,760	-	-	7,780	-	-	-	-
0.8%	-	-	89	3,833	5,024	-	43	-
0.85%	11,125	-	-	16,682	-	-	-	-
0.95%	2,215	81	-	16,006	-	89	-	345
1.05%	3,443	-	-	11,442	-	-	-	370
1.1%	43,327	-	-	67,587	-	15	-	273
1.15%	399,191	725	-	826,688	-	791	-	10,317
1.2%	3,928	121	-	6,158	-	-	-	20
1.25%	25,644	492	-	82,660	-	1,201	-	1,897
1.3%	6,544	-	6,524	1,200,218	335,641	-	13,693	23
1.35%	91,811	-	-	214,195	-	-	-	2,713
1.4%	40,157	54	1,888	585,944	110,787	141	5,245	491
1.45%	53,955	20	-	157,201	-	211	-	3,040
1.5%	55,206	47	-	129,809	-	264	-	2,353
1.55%	384,814	302	-	712,051	-	935	-	12,504
1.6%	12,026	10	-	41,286	-	-	-	1,008
1.65%	112,191	79	-	244,474	-	324	-	6,608
1.7%	57,710	-	-	95,698	-	275	-	4,534
1.75%	1,029,500	7	-	1,365,853	-	117	-	8,388
1.8%	101,863	1,241	-	242,642	-	1,310	-	9,934
1.85%	35,657	23	-	69,143	-	400	-	2,526
1.9%	11,517	-	-	22,072	-	74	-	327
1.95%	133,002	-	-	200,741	-	-	-	759
2%	323,757	-	-	466,658	-	-	-	3,888
2.05%	41,033	-	-	61,078	-	94	-	488
2.1%	63,210	32	-	94,875	-	60	-	3,345
2.15%	275,118	3	-	317,567	-	3	-	417
2.2%	63,282	-	-	158,630	-	37	-	1,450
2.25%	102,236	-	-	169,362	-	-	-	4
2.3%	11,586	-	-	22,756	-	-	-	349
2.35%	778,079	-	-	1,061,887	-	-	-	271
2.4%	73,285	-	-	98,405	-	14	-	580
2.45%	36,994	-	-	54,415	-	-	-	764
2.5%	2,953	-	-	21,075	-	-	-	13
2.55%	60,328	-	-	76,059	-	-	-	165
2.6%	33,987	-	-	48,610	-	-	-	47
2.65%	1,500	-	-	5,226	-	-	-	288
2.7%	15,621	-	-	19,823	-	-	-	50
2.75%	3,864	-	-	13,872	-	-	-	313
2.8%	1,794	-	-	2,738	-	-	-	-
2.85%	616	-	-	570	-	-	-	-
2.9%	4,144	-	-	6,001	-	-	-	-
2.95%	672	-	-	810	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	483	-	-	600	-	-	-	-
3.1%	167	-	-	172	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	61	-	-	62	-	-	-	-
3.25%	224	-	-	352	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$4,515,024	$3,237	$8,501	$9,024,000	$451,452	$6,355	$18,981	$80,862

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

0.4%	$-	$-	$-	$-	$-	$2,736	$-	$214
0.65%	2	-	5	845	1,643	5,500	1,949	2,172
0.75%	-	395	1,429	6,268	2,540	13,140	3,853	2,690
0.8%	28	4,196	1	89	404	4,248	8,099	2,914
0.85%	1,008	940	6,676	3,154	2,556	14,104	2,287	7,949
0.95%	777	1,069	-	-	1,885	8,495	6,938	3,853
1.05%	1,704	1,565	99	-	1,562	5,842	10,051	500
1.1%	21,317	10,575	188,704	230,105	169,388	745,012	188,907	216,222
1.15%	31,913	245,780	306,569	624,642	690,601	3,624,410	2,414,562	1,054,722
1.2%	290	4,789	90	56	12,524	23,502	45,848	5,998
1.25%	1,243	40,614	49,565	42,867	75,036	426,870	233,329	176,033
1.3%	15,217	135,578	223,022	265,564	236,958	735,334	357,368	236,362
1.35%	5,479	68,104	63,895	106,614	107,557	802,399	521,293	275,828
1.4%	9,811	88,047	6,567	3,150	165,123	499,481	374,266	167,647
1.45%	6,328	42,753	11,410	114,211	118,104	414,478	303,357	201,132
1.5%	3,587	86,588	77,244	115,405	102,490	514,097	258,543	147,476
1.55%	24,581	192,844	229,361	469,825	683,177	2,771,092	2,150,391	858,656
1.6%	857	25,985	9,556	9,801	17,069	183,461	90,433	65,390
1.65%	1,793	482,371	26,727	55,982	216,057	1,464,352	1,356,313	363,781
1.7%	1,438	78,160	3,037	14,436	24,528	329,927	230,903	64,213
1.75%	22,330	1,010,646	353,662	893,155	968,199	7,278,305	5,982,886	1,693,664
1.8%	15,866	86,481	12,545	33,420	321,009	689,924	481,352	291,573
1.85%	2,789	126,286	4,121	21,773	73,766	393,477	373,680	104,448
1.9%	406	122,766	31,810	3,498	67,786	328,275	302,705	157,557
1.95%	5,635	297,381	85,437	235,051	90,052	1,206,463	1,084,600	237,016
2%	13,602	441,274	63,721	94,912	389,211	3,827,268	1,021,128	728,136
2.05%	544	374,313	5,889	4,820	29,575	618,870	634,257	123,179
2.1%	1,001	224,702	32,755	66,997	81,394	445,984	532,154	77,188
2.15%	1,112	455,653	24,085	39,112	66,395	1,984,113	1,669,811	406,385
2.2%	1,953	52,147	18,006	27,292	135,024	724,678	280,888	141,344
2.25%	1,046	386,173	50,393	4,865	29,169	749,029	358,000	558,000
2.3%	1,336	166,123	16,370	12,870	41,062	271,713	295,417	79,800
2.35%	4,859	737,857	70,143	18,622	124,835	5,923,282	1,472,138	1,798,495
2.4%	114	67,079	3,990	1,878	22,277	492,375	270,443	236,991
2.45%	682	88,583	4,139	9,805	20,156	195,520	115,851	72,062
2.5%	778	52,231	88,516	26	43,941	588,548	166,453	427,538
2.55%	15	149,766	5,328	9,276	29,839	571,217	197,700	106,029
2.6%	103	42,022	8,512	-	12,501	195,860	67,356	25,126
2.65%	-	9,607	5,505	337	6,721	10,338	29,800	172
2.7%	-	52,563	8,642	5	5,355	198,631	66,006	42,477
2.75%	159	7,156	1,692	-	8,190	22,196	25,958	6,420
2.8%	-	26,866	375	-	20,333	11,012	14,190	6,941
2.85%	-	2,977	13,686	-	4,205	16,334	4,074	7,238
2.9%	-	14,128	23,298	-	-	44,122	40,308	8,671
2.95%	-	873	4,023	-	-	11,390	2,795	10,965
3%	-	7,259	-	-	-	2,468	31,823	12,005
3.05%	-	7,162	8,494	-	-	1,433	9,307	1,248
3.1%	-	2,244	-	-	-	8,068	5,174	-
3.15%	-	-	-	-	-	-	97	-
3.2%	-	-	1,121	-	-	-	-	787
3.25%	-	-	-	-	-	1,452	-	-
3.3%	-	-	-	-	-	-	-	-

	$201,703	$6,522,671	$2,150,215	$3,540,728	$5,220,197	$39,400,825	$24,095,041	$11,215,207

	GVUSL	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.4%	$-	$6	$18	$-	$-	$-	$-	$4
0.65%	-	5	1,131	-	1,255	-	-	33
0.75%	-	104	4,653	-	3,383	-	-	30
0.8%	170	1,713	13,327	1,890	-	-	203	-
0.85%	-	506	4,674	-	9,606	-	-	27
0.95%	-	1,132	7,301	-	917	340	-	3,191
1.05%	-	1,404	4,000	-	1,725	-	-	1,752
1.1%	-	4,721	75,832	-	41,646	-	-	19,036
1.15%	-	123,311	788,565	-	374,681	2,498	-	116,588
1.2%	-	1,526	3,131	-	3,798	-	-	1,310
1.25%	-	26,895	95,273	-	27,193	466	-	9,822
1.3%	9,969	378,573	1,972,779	398,242	6,839	-	71,194	8,646
1.35%	-	37,582	179,149	-	81,423	-	-	23,658
1.4%	1,817	124,921	1,041,855	186,083	37,704	303	30,632	6,990
1.45%	-	37,099	200,819	-	59,562	477	-	15,360
1.5%	-	20,983	231,244	-	50,480	718	-	20,181
1.55%	-	126,158	786,269	-	368,415	4,363	-	110,947
1.6%	-	11,281	105,128	-	10,929	213	-	4,752
1.65%	-	42,687	205,074	-	104,943	411	-	25,202
1.7%	-	18,168	66,521	-	50,881	81	-	15,325
1.75%	-	98,896	981,546	-	944,268	86	-	156,344
1.8%	-	40,527	309,410	-	96,423	823	-	23,478
1.85%	-	9,886	120,399	-	37,550	471	-	11,867
1.9%	-	8,135	37,291	-	11,335	457	-	11,769
1.95%	-	31,223	171,725	-	126,865	193	-	26,970
2%	-	41,441	321,713	-	287,600	-	-	36,547
2.05%	-	27,899	66,768	-	37,835	1,726	-	10,712
2.1%	-	10,317	140,448	-	61,349	635	-	14,216
2.15%	-	16,708	140,472	-	246,899	108	-	9,470
2.2%	-	12,791	227,360	-	56,397	-	-	7,668
2.25%	-	6,780	88,270	-	85,382	-	-	5,913
2.3%	-	8,640	44,519	-	10,765	-	-	13,229
2.35%	-	17,071	279,813	-	633,695	-	-	21,042
2.4%	-	4,113	38,147	-	66,020	-	-	2,398
2.45%	-	3,965	42,905	-	34,056	-	-	5,945
2.5%	-	6,277	50,552	-	2,779	-	-	12,951
2.55%	-	594	22,202	-	49,334	-	-	2,212
2.6%	-	114	18,267	-	25,645	-	-	1,417
2.65%	-	671	4,623	-	1,787	-	-	1,110
2.7%	-	417	4,553	-	12,268	-	-	530
2.75%	-	414	7,897	-	3,571	-	-	632
2.8%	-	6,834	2,359	-	1,796	-	-	3,504
2.85%	-	-	1,524	-	481	-	-	-
2.9%	-	-	1,303	-	3,635	-	-	767
2.95%	-	85	276	-	596	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	302	339	-	477	-	-	-
3.1%	-	-	-	-	167	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	72	-	-	-
3.25%	-	-	93	-	182	-	-	-
3.3%	-	-	23	-	-	-	-	39

	$11,956	$1,312,875	$8,911,540	$586,215	$4,074,609	$14,369	$102,029	$763,584

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	660	-	-	-	669	1,009	-
0.75%	-	1,892	-	362	-	1,797	2,550	-
0.8%	725	-	169	45	5,011	-	2,530	193
0.85%	-	5,063	-	28	-	5,189	7,203	-
0.95%	-	1,755	-	921	-	3,336	-	-
1.05%	-	2,101	-	711	-	2,302	-	-
1.1%	-	23,933	-	8,305	-	30,951	33,978	-
1.15%	-	251,416	-	68,212	-	276,313	260,298	-
1.2%	-	3,585	-	1,757	-	2,518	2,402	-
1.25%	-	28,983	-	19,555	-	30,203	17,756	-
1.3%	91,507	4,535	25,232	18,543	2,128,305	4,790	1,747,739	58,596
1.35%	-	59,893	-	15,560	-	69,195	64,708	-
1.4%	26,217	24,281	9,020	12,529	459,827	23,797	555,319	14,768
1.45%	-	41,836	-	14,450	-	48,593	38,041	-
1.5%	-	44,160	-	25,269	-	44,309	32,978	-
1.55%	-	268,827	-	97,299	-	267,679	266,450	-
1.6%	-	11,559	-	5,457	-	8,317	7,315	-
1.65%	-	84,402	-	27,338	-	93,780	75,399	-
1.7%	-	43,607	-	16,505	-	39,548	37,942	-
1.75%	-	547,987	-	78,221	-	580,827	692,854	-
1.8%	-	86,625	-	51,315	-	74,197	67,694	-
1.85%	-	27,880	-	19,026	-	31,719	25,455	-
1.9%	-	9,464	-	2,243	-	12,946	6,764	-
1.95%	-	80,948	-	21,454	-	84,545	99,500	-
2%	-	184,437	-	22,689	-	176,338	196,298	-
2.05%	-	29,068	-	15,620	-	25,006	29,029	-
2.1%	-	48,389	-	9,793	-	39,028	45,339	-
2.15%	-	147,122	-	13,634	-	149,201	186,726	-
2.2%	-	41,146	-	6,824	-	37,144	39,906	-
2.25%	-	53,555	-	5,999	-	55,813	67,731	-
2.3%	-	11,600	-	8,558	-	11,862	9,406	-
2.35%	-	365,874	-	8,602	-	387,054	439,572	-
2.4%	-	38,650	-	1,988	-	42,499	48,691	-
2.45%	-	21,077	-	3,656	-	23,605	24,393	-
2.5%	-	8,347	-	10,102	-	8,843	6,816	-
2.55%	-	29,091	-	338	-	28,723	33,825	-
2.6%	-	15,663	-	1,035	-	21,079	17,753	-
2.65%	-	911	-	1,640	-	993	783	-
2.7%	-	7,348	-	612	-	7,319	8,350	-
2.75%	-	2,144	-	26	-	2,576	2,255	-
2.8%	-	1,138	-	30	-	2,047	1,094	-
2.85%	-	261	-	-	-	250	310	-
2.9%	-	2,062	-	-	-	2,042	2,555	-
2.95%	-	357	-	81	-	322	485	-
3%	-	-	-	-	-	-	-	-
3.05%	-	244	-	-	-	245	368	-
3.1%	-	106	-	-	-	85	146	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	34	-	-	-	34	53	-
3.25%	-	108	-	-	-	106	128	-
3.3%	-	-	-	-	-	-	-	-

	$118,449	$2,664,124	$34,421	$616,332	$2,593,143	$2,759,734	$5,207,896	$73,557

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	16	-	-	-	-	72	38	-
0.75%	-	-	-	-	4	299	-	-
0.8%	-	2,439	-	6,847	-	540	170	2
0.85%	-	-	354	-	344	157	7,257	-
0.95%	193	-	1,210	-	4,321	5,627	1,253	-
1.05%	-	-	174	-	2,555	3,629	1,978	-
1.1%	1,349	-	2,074	-	7,000	19,071	25,206	-
1.15%	26,551	-	53,321	-	128,466	151,290	160,947	-
1.2%	14	-	345	-	733	828	748	-
1.25%	6,235	-	20,395	-	31,986	30,530	9,539	-
1.3%	1,194	354,705	1,541	755,260	3,253	161,510	70,397	584
1.35%	5,111	-	19,298	-	54,870	41,375	29,696	-
1.4%	2,598	138,690	3,442	353,489	7,183	65,792	32,428	103
1.45%	12,090	-	22,725	-	35,806	53,226	36,438	-
1.5%	7,678	-	11,031	-	24,501	34,409	34,246	-
1.55%	35,688	-	63,710	-	88,392	169,920	118,450	-
1.6%	2,978	-	4,786	-	7,457	16,451	18,248	-
1.65%	6,572	-	19,594	-	33,189	44,034	31,835	-
1.7%	5,794	-	8,477	-	25,821	13,456	17,357	-
1.75%	25,183	-	28,990	-	67,843	193,193	221,847	-
1.8%	9,459	-	23,821	-	27,999	48,794	27,024	-
1.85%	3,554	-	9,271	-	8,244	22,787	18,267	-
1.9%	2,244	-	5,666	-	13,844	14,896	21,181	-
1.95%	5,299	-	9,175	-	12,576	41,716	37,921	-
2%	4,246	-	21,067	-	15,096	38,039	48,928	-
2.05%	1,994	-	2,763	-	3,754	15,204	11,961	-
2.1%	2,065	-	7,067	-	7,318	24,964	28,846	-
2.15%	2,118	-	3,172	-	6,135	17,032	24,606	-
2.2%	1,467	-	2,136	-	4,456	17,325	24,530	-
2.25%	2,031	-	1,778	-	1,692	20,104	24,946	-
2.3%	372	-	2,691	-	5,498	12,673	11,382	-
2.35%	5,520	-	4,795	-	4,477	73,643	57,622	-
2.4%	709	-	466	-	970	5,005	12,222	-
2.45%	280	-	1,792	-	468	16,210	6,239	-
2.5%	2,419	-	1,097	-	1,186	45,434	58,502	-
2.55%	62	-	310	-	1,132	3,024	5,162	-
2.6%	153	-	194	-	174	5,502	13,017	-
2.65%	187	-	-	-	8	-	2,300	-
2.7%	-	-	290	-	138	902	2,616	-
2.75%	-	-	-	-	-	520	3,111	-
2.8%	167	-	6,647	-	223	503	648	-
2.85%	-	-	-	-	326	1,618	640	-
2.9%	-	-	24	-	375	-	1,074	-
2.95%	-	-	-	-	219	373	301	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	55	-

	$183,590	$495,834	$365,689	$1,115,596	$640,032	$1,431,677	$1,261,179	$689

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GGTC2	GGTC3	GGTC6	GVUG2	GVUGL	NVOLG1	NVOLG2	NVTIV3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	18	1,346
0.75%	-	-	-	-	-	-	2	3,880
0.8%	-	126	-	-	59	664	-	-
0.85%	-	-	-	-	-	-	22	11,079
0.95%	-	-	120	69	-	-	384	-
1.05%	-	-	149	-	-	-	972	-
1.1%	4	-	253	263	-	-	4,296	62,785
1.15%	874	-	8,150	9,202	-	-	49,304	462,239
1.2%	-	-	122	209	-	-	494	3,920
1.25%	656	-	1,550	1,393	-	-	11,707	27,378
1.3%	-	15,133	-	-	7,648	241,453	2,557	38,324
1.35%	-	-	3,151	4,405	-	-	16,996	101,962
1.4%	77	6,017	451	340	2,378	97,216	4,262	44,764
1.45%	67	-	2,477	2,242	-	-	12,641	58,923
1.5%	109	-	2,043	3,320	-	-	11,729	63,197
1.55%	274	-	12,348	13,926	-	-	51,361	441,279
1.6%	9	-	723	1,192	-	-	4,278	10,129
1.65%	152	-	10,907	5,250	-	-	15,724	114,574
1.7%	63	-	4,041	994	-	-	5,076	56,589
1.75%	67	-	5,802	10,454	-	-	40,010	1,158,125
1.8%	196	-	4,232	6,434	-	-	17,419	103,506
1.85%	116	-	1,366	849	-	-	7,895	35,311
1.9%	328	-	420	1,270	-	-	2,575	12,277
1.95%	189	-	2,767	2,247	-	-	8,803	170,615
2%	-	-	5,016	2,741	-	-	16,910	334,403
2.05%	23	-	227	1,968	-	-	5,354	40,503
2.1%	32	-	2,514	1,102	-	-	6,746	78,036
2.15%	148	-	948	1,910	-	-	8,375	285,502
2.2%	-	-	1,486	1,480	-	-	5,384	66,969
2.25%	-	-	207	231	-	-	2,334	88,274
2.3%	-	-	756	129	-	-	2,522	16,599
2.35%	-	-	579	758	-	-	6,336	705,293
2.4%	-	-	450	639	-	-	1,941	75,293
2.45%	135	-	600	597	-	-	1,529	41,798
2.5%	-	-	42	1,008	-	-	1,201	2,918
2.55%	-	-	368	223	-	-	644	56,556
2.6%	-	-	-	95	-	-	538	28,151
2.65%	-	-	186	-	-	-	124	2,244
2.7%	-	-	147	90	-	-	278	13,927
2.75%	-	-	604	-	-	-	10	3,629
2.8%	-	-	135	67	-	-	2,406	1,751
2.85%	-	-	-	-	-	-	11	562
2.9%	-	-	-	10	-	-	4	4,109
2.95%	-	-	-	24	-	-	21	703
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	530
3.1%	-	-	-	-	-	-	-	224
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	83
3.25%	-	-	-	-	-	-	-	192
3.3%	-	-	-	-	-	-	-	-

	$3,519	$21,276	$75,337	$77,131	$10,085	$339,333	$331,193	$4,830,451

	EIF2	NVRE1	NVRE2	AMTB	PMVFAD	PMVLAD	AVBV2	AVCA2

0.4%	$-	$-	$-	$-	$-	$7	$-	$-
0.65%	269	-	-	1,262	-	846	-	-
0.75%	976	-	168	6,076	176	3,333	-	-
0.8%	145	4,619	-	341	115	258	-	125
0.85%	3,002	-	9	8,142	243	6,882	-	-
0.95%	228	-	6,374	7,491	211	7,697	-	668
1.05%	107	-	1,562	947	52	5,342	-	1,510
1.1%	31,081	-	4,651	40,303	3,660	56,219	-	611
1.15%	214,331	-	183,642	337,616	44,616	322,136	2	11,990
1.2%	2,054	-	480	4,137	130	2,000	-	-
1.25%	28,905	-	27,105	31,700	4,324	35,592	-	3,267
1.3%	59,912	606,361	1,753	306,311	23,749	116,842	-	2,932
1.35%	45,047	-	43,502	62,403	14,501	81,011	-	1,110
1.4%	28,480	275,977	10,590	183,557	9,072	72,174	-	2,730
1.45%	31,525	-	44,905	82,957	4,956	49,149	-	2,827
1.5%	67,644	-	35,184	60,479	5,322	70,875	-	5,345
1.55%	233,146	-	158,337	318,295	24,653	316,021	149	14,619
1.6%	15,221	-	11,554	16,073	12,714	34,230	-	761
1.65%	58,151	-	38,504	118,716	4,771	79,767	-	3,726
1.7%	49,163	-	23,835	50,146	1,883	32,847	-	4,548
1.75%	495,967	-	101,155	625,951	21,730	662,064	-	15,646
1.8%	66,104	-	62,445	123,518	5,965	82,613	-	4,983
1.85%	26,070	-	21,928	42,261	955	25,863	-	4,872
1.9%	11,059	-	7,668	18,271	493	18,160	-	4,302
1.95%	76,089	-	18,213	86,478	4,247	129,059	-	2,398
2%	129,925	-	26,755	294,687	8,707	186,706	-	4,927
2.05%	21,903	-	7,413	40,000	1,229	24,360	-	5,353
2.1%	42,764	-	20,303	51,453	2,980	38,894	-	2,906
2.15%	108,374	-	5,166	130,449	704	128,020	-	4,277
2.2%	34,845	-	14,129	63,995	1,923	93,558	-	430
2.25%	17,442	-	2,449	130,319	8	51,378	-	1,200
2.3%	16,146	-	6,569	18,534	124	13,210	-	1,441
2.35%	175,839	-	2,655	730,674	-	355,146	-	5,374
2.4%	26,404	-	2,400	46,309	608	35,088	-	1,081
2.45%	12,724	-	2,567	38,113	1,862	31,475	-	947
2.5%	14,244	-	24	18,739	-	3,246	-	1,726
2.55%	17,309	-	919	46,135	1,025	28,581	-	332
2.6%	6,284	-	-	33,528	-	14,103	-	795
2.65%	1,848	-	106	2,573	-	1,905	-	-
2.7%	3,781	-	115	11,901	-	6,488	-	104
2.75%	1,933	-	-	8,601	-	2,095	-	-
2.8%	1,549	-	3,380	1,842	-	5,240	-	151
2.85%	169	-	-	953	-	251	-	-
2.9%	1,085	-	-	2,865	-	1,857	-	-
2.95%	374	-	-	406	-	293	-	214
3%	67	-	-	-	-	-	-	-
3.05%	143	-	-	568	-	236	-	-
3.1%	82	-	-	-	-	86	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	30	-	-	-	-	30	-	-
3.25%	23	-	-	259	-	104	-	-
3.3%	-	-	-	-	-	-	-	-

	$2,179,963	$886,957	$898,514	$4,206,334	$207,708	$3,233,337	$151	$120,228

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AVCD2	ALVGIB	ALVSVB	CHSMM	ACVB	ACVCA	ACVIG	ACVIG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2	-	-	-	-	-
0.75%	-	-	103	4,131	-	-	-	-
0.8%	121	-	184	-	1,516	-	302	-
0.85%	8	-	26	11,579	-	-	-	-
0.95%	1,360	2,609	1,327	57,381	-	-	-	3,984
1.05%	179	1,690	2,260	65,778	-	-	-	3,278
1.1%	3,010	444	11,395	-	-	-	-	-
1.15%	33,478	11,338	48,827	-	-	-	-	13,276
1.2%	369	766	443	-	-	-	-	-
1.25%	8,948	12,204	10,315	-	-	-	-	5,327
1.3%	10,135	1,531	40,265	-	350,725	1,258	145,849	-
1.35%	9,962	73	12,834	2,614	-	-	-	326
1.4%	5,198	814	21,467	-	159,208	141	51,985	2,858
1.45%	9,745	9,818	12,013	1,382	-	-	-	5,109
1.5%	9,238	10,773	16,420	-	-	-	-	2,731
1.55%	38,431	18,678	73,845	1,481	-	-	-	19,367
1.6%	3,332	2,622	4,735	-	-	-	-	1,435
1.65%	11,835	6,496	24,910	-	-	-	-	3,205
1.7%	3,763	3,321	12,906	-	-	-	-	477
1.75%	48,044	8,257	65,956	-	-	-	-	1,923
1.8%	10,087	16,632	29,145	-	-	-	-	7,342
1.85%	4,613	1,198	7,053	-	-	-	-	2,638
1.9%	2,492	3,176	2,896	-	-	-	-	1,084
1.95%	17,765	2,268	26,661	-	-	-	-	4,698
2%	9,334	1,501	20,202	-	-	-	-	266
2.05%	7,914	2,413	4,262	-	-	-	-	1,531
2.1%	18,545	2,636	4,494	-	-	-	-	7,154
2.15%	16,515	1,791	11,911	-	-	-	-	67
2.2%	4,563	47	3,685	-	-	-	-	331
2.25%	2,386	749	3,065	-	-	-	-	-
2.3%	9,064	1,811	11,998	-	-	-	-	40
2.35%	12,068	-	9,985	-	-	-	-	-
2.4%	2,576	591	3,241	-	-	-	-	93
2.45%	4,578	35	9,317	-	-	-	-	6
2.5%	7,545	-	9,093	-	-	-	-	-
2.55%	2,679	95	991	-	-	-	-	139
2.6%	199	376	1,416	-	-	-	-	401
2.65%	-	-	-	-	-	-	-	-
2.7%	224	-	298	-	-	-	-	-
2.75%	1,554	-	569	-	-	-	-	-
2.8%	-	111	81	-	-	-	-	20
2.85%	541	-	-	-	-	-	-	-
2.9%	-	-	1	-	-	-	-	-
2.95%	200	-	-	-	-	-	-	-
3%	40	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$332,638	$126,864	$520,597	$144,346	$511,449	$1,399	$198,136	$89,106

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU2	ACVV	ACVV2

0.4%	$12	$-	$-	$-	$-	$-	$-	$-
0.65%	138	-	-	-	7	-	-	-
0.75%	901	-	-	-	853	-	-	364
0.8%	1,123	-	-	1,328	-	-	2,160	-
0.85%	7,769	-	-	-	1,498	-	-	935
0.95%	13,786	-	-	-	975	-	-	3,627
1.05%	7,557	-	-	-	942	-	-	4,980
1.1%	36,478	-	-	-	17,186	-	-	14,977
1.15%	311,263	-	-	-	90,648	-	-	168,661
1.2%	2,416	-	-	-	303	-	-	1,125
1.25%	66,818	-	-	-	11,052	-	-	37,017
1.3%	247,196	180	4	55,197	5,554	-	507,799	1,225
1.35%	70,701	-	-	-	27,123	-	-	65,795
1.4%	130,602	207	-	23,702	8,697	-	197,340	24,042
1.45%	77,265	-	-	-	24,742	-	-	44,390
1.5%	69,261	-	-	-	18,607	-	-	29,389
1.55%	363,470	-	-	-	108,792	167	-	121,634
1.6%	42,346	-	-	-	7,458	-	-	11,580
1.65%	110,008	-	-	-	21,099	-	-	56,057
1.7%	24,595	-	-	-	13,596	-	-	22,806
1.75%	353,916	-	-	-	135,257	-	-	139,275
1.8%	115,293	-	-	-	28,586	-	-	57,848
1.85%	36,217	-	-	-	12,974	-	-	23,637
1.9%	10,774	-	-	-	6,689	-	-	14,636
1.95%	75,386	-	-	-	35,723	-	-	20,225
2%	82,725	-	-	-	22,096	-	-	25,917
2.05%	24,028	-	-	-	5,884	-	-	24,840
2.1%	67,039	-	-	-	23,001	-	-	14,475
2.15%	31,039	-	-	-	20,021	-	-	32,743
2.2%	48,751	-	-	-	52,100	-	-	9,307
2.25%	26,019	-	-	-	4,741	-	-	13,489
2.3%	31,581	-	-	-	6,455	-	-	11,473
2.35%	51,914	-	-	-	18,607	-	-	37,009
2.4%	8,625	-	-	-	4,024	-	-	10,718
2.45%	10,597	-	-	-	3,316	-	-	4,941
2.5%	39,963	-	-	-	21,417	-	-	14,901
2.55%	9,619	-	-	-	1,984	-	-	846
2.6%	9,930	-	-	-	1,676	-	-	2,370
2.65%	132	-	-	-	1,228	-	-	425
2.7%	374	-	-	-	3,472	-	-	2,897
2.75%	170	-	-	-	7	-	-	-
2.8%	409	-	-	-	389	-	-	809
2.85%	538	-	-	-	543	-	-	1,236
2.9%	114	-	-	-	46	-	-	1,651
2.95%	568	-	-	-	273	-	-	238
3%	41	-	-	-	-	-	-	-
3.05%	296	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	80	-	-	-	48	-	-	52

	$2,619,843	$387	$4	$80,227	$769,689	$167	$707,299	$1,074,562

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS1	ACVVS2	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.4%	$-	$-	$2	$-	$10	$-	$-	$-
0.65%	-	-	62	-	7	-	-	-
0.75%	-	-	745	-	1,423	-	-	469
0.8%	-	-	382	8,590	-	2,189	884	-
0.85%	-	-	1,477	-	3,598	-	-	20
0.95%	-	-	3,219	-	16,989	-	-	3,834
1.05%	-	-	3,580	-	12,982	-	-	3,753
1.1%	-	-	7,060	-	29,412	-	-	6,552
1.15%	-	-	112,196	-	281,924	-	-	54,737
1.2%	-	-	1,013	-	8,602	-	-	-
1.25%	-	-	16,996	-	45,222	-	-	11,964
1.3%	101	-	122,245	2,123,380	7,284	446,373	246,192	6,872
1.35%	-	-	24,478	-	55,774	-	-	11,067
1.4%	-	-	41,702	1,064,010	25,591	124,019	89,245	5,171
1.45%	-	-	34,610	-	73,875	-	-	15,038
1.5%	-	-	23,728	-	72,424	-	-	17,647
1.55%	-	-	105,776	-	193,223	-	-	70,592
1.6%	-	-	6,594	-	23,935	-	-	3,560
1.65%	-	1	23,465	-	70,894	-	-	18,829
1.7%	-	-	12,210	-	15,117	-	-	5,722
1.75%	-	-	139,703	-	158,278	-	-	55,778
1.8%	-	-	47,657	-	59,674	-	-	19,779
1.85%	-	-	8,876	-	28,519	-	-	11,723
1.9%	-	-	3,431	-	19,084	-	-	4,236
1.95%	-	-	25,976	-	30,952	-	-	25,409
2%	-	-	26,122	-	71,172	-	-	13,642
2.05%	-	-	5,061	-	26,885	-	-	3,794
2.1%	-	-	13,437	-	19,080	-	-	9,523
2.15%	-	-	25,005	-	19,914	-	-	9,576
2.2%	-	-	8,349	-	10,722	-	-	4,338
2.25%	-	-	3,584	-	8,275	-	-	4,854
2.3%	-	-	3,823	-	12,479	-	-	10,849
2.35%	-	-	26,523	-	16,912	-	-	9,873
2.4%	-	-	6,064	-	6,617	-	-	1,803
2.45%	-	-	2,146	-	2,467	-	-	2,699
2.5%	-	-	4,186	-	7,181	-	-	9,789
2.55%	-	-	2,137	-	1,020	-	-	1,017
2.6%	-	-	3,119	-	3,494	-	-	5,090
2.65%	-	-	595	-	999	-	-	71
2.7%	-	-	607	-	1,966	-	-	378
2.75%	-	-	230	-	475	-	-	1,040
2.8%	-	-	200	-	4	-	-	590
2.85%	-	-	29	-	623	-	-	-
2.9%	-	-	159	-	-	-	-	-
2.95%	-	-	35	-	-	-	-	-
3%	-	-	-	-	-	-	-	38
3.05%	-	-	38	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	7	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$101	$1	$898,639	$3,195,980	$1,445,078	$572,581	$336,321	$441,716

	DVDLS	DGI	FCA2S	FALFS	FVMOS	FQB	FQBS	FC2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	446	-	-	-	796	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	434	-	138	11	-	-	2,574	1,828
1.05%	49	-	91	-	-	-	1,641	4,774
1.1%	-	-	373	-	17	-	2,509	20,716
1.15%	7,551	-	5,135	308	1,436	-	104,390	484,409
1.2%	-	-	136	-	-	-	8,744	5,187
1.25%	980	-	3,194	242	62	-	41,543	130,204
1.3%	-	133,264	-	-	4,309	121,144	770	7,485
1.35%	76	-	-	-	367	-	36,884	209,383
1.4%	132	57,505	445	3	2,314	55,679	8,179	53,072
1.45%	589	-	1,340	160	1,251	-	36,409	152,744
1.5%	608	-	2,792	282	135	-	37,939	129,717
1.55%	2,872	-	7,809	754	2,039	-	120,402	431,624
1.6%	563	-	1,412	252	207	-	9,871	55,071
1.65%	866	-	1,680	210	179	-	63,229	190,063
1.7%	932	-	864	92	140	-	21,437	58,599
1.75%	520	-	897	17	1,126	-	109,079	399,061
1.8%	1,043	-	1,788	107	1,498	-	88,083	197,776
1.85%	144	-	1,197	39	140	-	15,117	95,917
1.9%	-	-	678	17	2	-	8,074	23,358
1.95%	818	-	461	81	20	-	16,974	82,867
2%	94	-	11	-	1,616	-	23,965	95,681
2.05%	411	-	2,008	40	84	-	11,983	63,903
2.1%	139	-	86	22	217	-	11,211	74,991
2.15%	-	-	378	79	28	-	22,942	96,491
2.2%	-	-	1	-	117	-	9,065	33,429
2.25%	669	-	227	36	5	-	8,005	29,573
2.3%	-	-	-	-	637	-	10,493	25,817
2.35%	-	-	-	-	767	-	14,620	71,749
2.4%	261	-	31	7	-	-	5,985	16,964
2.45%	-	-	-	-	-	-	1,807	9,443
2.5%	-	-	-	-	-	-	505	8,526
2.55%	-	-	-	-	-	-	95	5,477
2.6%	-	-	-	-	-	-	9,061	6,263
2.65%	-	-	-	-	1	-	-	1,551
2.7%	-	-	-	-	-	-	1,301	5,326
2.75%	-	-	-	-	-	-	-	920
2.8%	-	-	-	-	-	-	166	1,024
2.85%	-	-	-	-	-	-	-	77
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	14	65
3%	-	-	-	-	-	-	-	87
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$19,751	$191,215	$33,172	$2,759	$18,714	$177,619	$865,066	$3,281,212

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FEIP	FVSS2	FHIP	FAMP	FCP	FNRS2	FEI2	FF10S

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	630	153	-
0.8%	6,498	-	1,586	981	7,937	1,539	-	348
0.85%	-	-	-	-	-	4,520	5	-
0.95%	-	-	-	-	-	1,514	234	-
1.05%	-	-	-	-	-	2,384	1,258	-
1.1%	-	235	-	-	-	5,042	28,067	-
1.15%	-	26,384	-	-	-	119,013	312,765	-
1.2%	-	6,124	-	-	-	939	3,749	-
1.25%	-	10,597	-	-	-	14,473	63,442	-
1.3%	3,470,299	-	527,633	1,817,633	3,131,662	186,897	16,541	50,297
1.35%	-	8,354	-	-	-	40,862	78,878	-
1.4%	1,502,644	3,900	310,393	423,481	1,356,213	51,765	16,074	20,137
1.45%	-	5,503	-	-	-	33,463	73,941	-
1.5%	-	6,837	-	-	-	26,315	65,715	-
1.55%	-	32,377	-	-	-	166,776	272,632	-
1.6%	-	4,585	-	-	-	10,441	27,877	-
1.65%	-	19,490	-	-	-	38,779	95,073	-
1.7%	-	2,145	-	-	-	11,825	26,619	-
1.75%	-	12,605	-	-	-	102,834	266,680	-
1.8%	-	11,752	-	-	-	55,875	113,648	-
1.85%	-	7,332	-	-	-	10,927	51,964	-
1.9%	-	1,686	-	-	-	4,151	17,674	-
1.95%	-	8,090	-	-	-	18,461	58,862	-
2%	-	3,535	-	-	-	39,999	86,237	-
2.05%	-	9,930	-	-	-	2,497	57,399	-
2.1%	-	5,260	-	-	-	112,922	34,637	-
2.15%	-	6,644	-	-	-	8,690	49,257	-
2.2%	-	1,336	-	-	-	16,121	33,414	-
2.25%	-	2,226	-	-	-	822	17,962	-
2.3%	-	690	-	-	-	8,295	16,932	-
2.35%	-	2,499	-	-	-	1,816	49,067	-
2.4%	-	593	-	-	-	2,182	6,300	-
2.45%	-	230	-	-	-	4,603	10,845	-
2.5%	-	245	-	-	-	369	14,168	-
2.55%	-	195	-	-	-	1,289	2,822	-
2.6%	-	3,399	-	-	-	-	1,653	-
2.65%	-	237	-	-	-	1,130	138	-
2.7%	-	-	-	-	-	251	1,689	-
2.75%	-	-	-	-	-	1,290	455	-
2.8%	-	193	-	-	-	1,240	1,166	-
2.85%	-	-	-	-	-	-	4	-
2.9%	-	-	-	-	-	-	183	-
2.95%	-	-	-	-	-	-	645	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	56	-

	$4,979,441	$205,208	$839,612	$2,242,095	$4,495,812	$1,112,941	$1,976,880	$70,782

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOP	FGP	FG2
0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	164
0.8%	-	301	-	875	-	706	6,810	-
0.85%	-	-	-	-	-	-	-	757
0.95%	-	-	-	-	-	-	-	219
1.05%	-	-	-	-	-	-	-	1,756
1.1%	47,720	-	137,936	-	1,009	-	-	10,242
1.15%	113,508	-	364,001	-	20,498	-	-	109,631
1.2%	305	-	2,427	-	103	-	-	6,198
1.25%	8,357	-	36,267	-	12,071	-	-	22,400
1.3%	15,024	96,728	93,368	68,762	1,256	120,857	3,659,109	12,022
1.35%	22,661	-	69,488	-	21,749	-	-	19,597
1.4%	5,757	11,803	8,234	4,750	395	53,637	936,569	5,133
1.45%	52,101	-	86,335	-	6,034	-	-	26,928
1.5%	16,899	-	38,576	-	4,315	-	-	26,620
1.55%	100,441	-	355,799	-	39,185	-	-	110,088
1.6%	11,943	-	14,794	-	2,022	-	-	8,337
1.65%	29,607	-	59,462	-	8,083	-	-	41,187
1.7%	7,698	-	13,178	-	2,707	-	-	12,255
1.75%	194,296	-	622,339	-	91,811	-	-	102,970
1.8%	25,918	-	24,996	-	2,523	-	-	52,626
1.85%	16,928	-	5,901	-	1,422	-	-	15,538
1.9%	2,454	-	10,506	-	961	-	-	6,080
1.95%	34,370	-	109,605	-	15,123	-	-	28,017
2%	91,390	-	134,381	-	7,312	-	-	33,744
2.05%	2,997	-	9,391	-	8,768	-	-	17,982
2.1%	42,653	-	31,110	-	5,689	-	-	12,768
2.15%	130,987	-	120,688	-	41,628	-	-	20,197
2.2%	19,513	-	40,463	-	309	-	-	5,797
2.25%	12,997	-	3,631	-	6,591	-	-	6,540
2.3%	3,812	-	8,581	-	10,779	-	-	6,949
2.35%	186,754	-	70,259	-	23,464	-	-	8,804
2.4%	3,803	-	15,880	-	5,733	-	-	7,207
2.45%	10,165	-	6,006	-	3,590	-	-	4,391
2.5%	1,423	-	3,419	-	949	-	-	6,761
2.55%	9,258	-	4,887	-	6,962	-	-	1,813
2.6%	262	-	1,018	-	-	-	-	1,399
2.65%	-	-	12	-	-	-	-	714
2.7%	1,389	-	-	-	489	-	-	210
2.75%	-	-	28	-	-	-	-	217
2.8%	-	-	-	-	-	-	-	470
2.85%	-	-	92	-	-	-	-	546
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	170
3%	-	-	-	-	-	-	-	71
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,223,390	$108,832	$2,503,058	$74,387	$353,530	$175,200	$4,602,488	$755,515

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	2,583	-	50	-	-	-
0.75%	-	-	9,625	-	664	-	-	-
0.8%	324	2,013	-	2,689	-	416	1,156	-
0.85%	-	-	22,475	-	4,953	-	-	-
0.95%	-	-	3,012	-	2,053	-	-	-
1.05%	-	-	4,219	-	6,218	-	-	-
1.1%	-	-	99,947	-	39,527	-	-	1,077
1.15%	-	-	964,310	-	494,417	-	-	14,926
1.2%	-	-	7,291	-	3,373	-	-	-
1.25%	-	-	97,088	-	77,626	-	-	7,273
1.3%	205,738	284,302	34,106	263,483	28,621	711,830	347,492	1,135
1.35%	-	-	214,698	-	166,080	-	-	-
1.4%	105,268	133,758	88,688	75,160	32,572	177,435	72,452	2,019
1.45%	-	-	167,902	-	106,866	-	-	2,515
1.5%	-	-	157,496	-	96,516	-	-	3,707
1.55%	-	-	813,716	-	444,122	-	-	4,226
1.6%	-	-	46,783	-	50,047	-	-	597
1.65%	-	-	267,721	-	169,119	-	-	3,075
1.7%	-	-	115,717	-	57,781	-	-	3,683
1.75%	-	-	1,789,905	-	518,958	-	-	906
1.8%	-	-	235,869	-	192,832	-	-	4,338
1.85%	-	-	84,260	-	59,851	-	-	521
1.9%	-	-	47,334	-	44,973	-	-	420
1.95%	-	-	246,248	-	97,924	-	-	621
2%	-	-	605,874	-	145,071	-	-	230
2.05%	-	-	85,500	-	80,444	-	-	459
2.1%	-	-	119,414	-	71,233	-	-	322
2.15%	-	-	385,400	-	102,876	-	-	205
2.2%	-	-	130,141	-	48,169	-	-	-
2.25%	-	-	220,108	-	35,835	-	-	32
2.3%	-	-	40,693	-	39,124	-	-	170
2.35%	-	-	1,343,250	-	108,967	-	-	-
2.4%	-	-	117,195	-	27,596	-	-	-
2.45%	-	-	67,343	-	16,432	-	-	-
2.5%	-	-	41,336	-	31,438	-	-	-
2.55%	-	-	99,657	-	14,314	-	-	-
2.6%	-	-	61,017	-	24,825	-	-	-
2.65%	-	-	4,931	-	2,774	-	-	-
2.7%	-	-	24,980	-	3,112	-	-	-
2.75%	-	-	9,860	-	1,609	-	-	-
2.8%	-	-	3,230	-	13,546	-	-	-
2.85%	-	-	837	-	44	-	-	-
2.9%	-	-	8,900	-	1,102	-	-	-
2.95%	-	-	863	-	487	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	690	-	-	-	-	-
3.1%	-	-	172	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	61	-	-	-	-	-
3.25%	-	-	439	-	-	-	-	-
3.3%	-	-	-	-	57	-	-	-

	$311,330	$420,073	$8,892,884	$341,332	$3,464,198	$889,681	$421,100	$52,457

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	1	-	-	-	662	-	-	-
0.75%	461	-	-	-	2,211	-	-	-
0.8%	-	473	614	-	714	499	-	834
0.85%	367	-	1,488	-	5,290	-	-	-
0.95%	407	-	390	1,816	4,440	235	350	1,936
1.05%	722	-	1,475	1,562	3,866	1,468	37	2,568
1.1%	11,999	-	19,535	5,667	32,583	3,664	559	17,283
1.15%	117,048	-	206,704	126,830	300,789	55,051	12,712	172,850
1.2%	1,131	-	1,840	4,775	11,592	292	411	1,698
1.25%	15,824	-	32,779	47,344	38,134	6,896	8,258	21,262
1.3%	6,627	76,945	157,175	2,935	89,404	61,188	-	36,865
1.35%	29,488	-	111,645	41,329	91,213	19,539	-	50,398
1.4%	5,949	22,231	104,023	13,610	54,208	28,197	3,011	19,673
1.45%	32,719	-	55,049	32,007	70,177	14,748	3,836	47,189
1.5%	28,518	-	57,772	45,657	56,592	17,969	6,126	55,153
1.55%	125,561	-	252,106	160,780	291,381	80,874	12,822	190,634
1.6%	7,830	-	30,553	16,568	17,278	6,731	6,790	17,963
1.65%	25,837	-	84,749	86,421	79,296	15,774	2,601	45,274
1.7%	27,840	-	25,538	16,495	39,815	7,318	2,509	26,266
1.75%	115,231	-	297,880	99,337	570,982	62,102	1,455	248,645
1.8%	57,762	-	103,764	81,714	106,652	29,737	6,864	54,321
1.85%	15,804	-	23,708	32,567	36,124	6,586	1,062	23,829
1.9%	10,721	-	3,156	11,804	11,740	3,760	1,965	15,552
1.95%	23,715	-	41,442	29,101	91,939	19,587	1,776	43,561
2%	42,764	-	71,581	45,144	195,682	12,511	796	48,203
2.05%	4,274	-	5,262	41,851	26,382	2,389	1,098	11,171
2.1%	16,527	-	28,041	34,739	48,694	32,073	1,401	23,952
2.15%	7,625	-	20,476	29,504	132,477	7,093	380	19,910
2.2%	8,304	-	7,476	30,334	39,164	2,299	-	15,718
2.25%	4,919	-	13,579	9,537	50,092	1,234	491	15,605
2.3%	9,171	-	8,064	17,558	12,704	6,395	-	20,386
2.35%	27,563	-	8,820	19,908	383,869	219	-	63,789
2.4%	1,670	-	2,522	3,700	33,158	1,231	-	7,327
2.45%	5,190	-	4,153	5,115	22,765	3,099	-	4,674
2.5%	10,350	-	604	5,991	11,643	559	-	36,646
2.55%	2,115	-	5,238	1,866	29,880	2,121	-	3,410
2.6%	2,413	-	1,184	2,988	16,974	-	-	9,005
2.65%	665	-	-	1,002	775	286	-	143
2.7%	1,199	-	3	1,366	7,728	144	-	2,288
2.75%	178	-	46	747	1,408	241	-	1,026
2.8%	11,097	-	153	65	7,088	492	-	1,161
2.85%	428	-	-	4	278	-	-	638
2.9%	-	-	-	122	1,948	-	-	9
2.95%	67	-	787	95	257	-	-	459
3%	-	-	-	37	-	-	-	-
3.05%	-	-	-	-	307	-	-	175
3.1%	-	-	-	-	84	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	26	-	-	-
3.25%	-	-	-	-	111	-	-	-
3.3%	-	-	-	-	-	-	-	39

	$818,081	$99,649	$1,791,374	$1,109,992	$3,030,576	$514,601	$77,310	$1,379,488

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FTVGI3	FTVFA2	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	27	-	-	-	-	-	-	-
0.75%	30	-	-	-	-	-	-	-
0.8%	563	-	-	-	-	71	93	849
0.85%	476	428	-	-	-	-	-	-
0.95%	1,463	-	-	-	-	224	6,634	-
1.05%	2,296	131	-	-	-	157	3,754	-
1.1%	6,161	2,098	-	-	-	268	6,310	-
1.15%	176,000	15,546	-	-	-	4,510	57,775	-
1.2%	672	-	-	-	-	42	-	-
1.25%	27,017	4,887	-	-	-	2,551	7,432	-
1.3%	212,460	15,948	93	-	166	4,050	58,314	444,320
1.35%	69,399	10,282	-	-	-	1,095	13,155	-
1.4%	84,945	4,880	139	-	287	3,272	13,804	206,338
1.45%	67,074	13,827	-	-	-	3,378	12,660	-
1.5%	50,229	9,805	-	-	-	2,016	13,182	-
1.55%	138,889	55,025	-	-	-	8,967	34,348	-
1.6%	15,280	29,719	-	-	-	1,371	3,858	-
1.65%	74,064	2,781	-	-	-	4,440	19,410	-
1.7%	10,541	2,243	-	-	-	668	2,506	-
1.75%	142,023	43,515	-	-	-	8,605	78,019	-
1.8%	87,840	3,704	-	-	-	1,876	14,993	-
1.85%	16,236	2,139	-	-	-	980	7,097	-
1.9%	1,881	79	-	-	-	896	8,260	-
1.95%	17,140	3,055	-	-	-	2,067	4,647	-
2%	43,382	3,735	-	3	-	1,860	8,414	-
2.05%	5,259	48	-	-	-	2,180	7,060	-
2.1%	9,893	62	-	-	-	1,079	6,191	-
2.15%	7,517	833	-	-	-	693	5,705	-
2.2%	20,123	3,450	-	-	-	1,561	7,733	-
2.25%	4,024	6	-	-	-	280	914	-
2.3%	3,154	4,385	-	-	-	174	4,279	-
2.35%	586	1,400	-	-	-	1,765	4,650	-
2.4%	1,092	1,262	-	-	-	978	6,137	-
2.45%	2,384	-	-	-	-	26	-	-
2.5%	62	-	-	-	-	105	1,717	-
2.55%	1,256	1,950	-	-	-	47	37	-
2.6%	411	-	-	-	-	-	428	-
2.65%	1,681	1,427	-	-	-	-	237	-
2.7%	190	-	-	-	-	-	159	-
2.75%	1,490	-	-	-	-	-	75	-
2.8%	-	-	-	-	-	28	3	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	12	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$1,305,210	$238,650	$232	$3	$453	$62,280	$420,002	$651,507

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	54	-	-	-
0.8%	-	1,435	1,051	1,315	-	1,126	-	351
0.85%	-	-	-	-	762	-	-	-
0.95%	724	-	-	-	9,185	-	8	-
1.05%	353	-	-	-	5,750	-	231	-
1.1%	2,906	-	-	-	7,145	-	838	-
1.15%	84,640	-	-	-	203,960	-	25,405	-
1.2%	1,955	-	-	-	1,627	-	1,025	-
1.25%	24,607	-	-	-	41,398	-	29,777	-
1.3%	866	412,696	349,604	695,158	2,400	1,098,890	2,936	6,081
1.35%	15,481	-	-	-	92,917	-	-	-
1.4%	4,912	123,146	216,177	137,249	17,432	620,329	2,337	1,879
1.45%	27,081	-	-	-	59,800	-	8,911	-
1.5%	22,205	-	-	-	37,978	-	8,090	-
1.55%	78,028	-	-	-	144,758	-	19,437	-
1.6%	6,829	-	-	-	12,851	-	512	-
1.65%	31,604	-	-	-	72,020	-	11,687	-
1.7%	8,169	-	-	-	10,562	-	2,365	-
1.75%	57,592	-	-	-	92,005	-	3,472	-
1.8%	40,198	-	-	-	48,252	-	18,651	-
1.85%	10,259	-	-	-	14,011	-	4,549	-
1.9%	3,632	-	-	-	4,420	-	2,726	-
1.95%	11,598	-	-	-	17,522	-	1,530	-
2%	19,863	-	-	-	20,752	-	1,033	-
2.05%	14,932	-	-	-	4,458	-	1,730	-
2.1%	11,249	-	-	-	12,384	-	2,507	-
2.15%	18,240	-	-	-	4,064	-	1,230	-
2.2%	8,880	-	-	-	17,339	-	-	-
2.25%	4,103	-	-	-	2,342	-	152	-
2.3%	7,408	-	-	-	1,757	-	259	-
2.35%	10,898	-	-	-	3,396	-	-	-
2.4%	5,617	-	-	-	3,838	-	-	-
2.45%	1,470	-	-	-	158	-	-	-
2.5%	5,443	-	-	-	137	-	-	-
2.55%	1,635	-	-	-	285	-	-	-
2.6%	679	-	-	-	-	-	-	-
2.65%	35	-	-	-	-	-	-	-
2.7%	130	-	-	-	193	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	165	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$544,386	$537,277	$566,832	$833,722	$967,912	$1,720,345	$151,398	$8,311

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	1,454	-	6	-
0.75%	-	-	-	-	4,324	-	-	-
0.8%	-	20	-	219	-	309	-	309
0.85%	-	-	-	-	11,609	-	98	-
0.95%	267	-	573	-	1,194	-	1,609	-
1.05%	179	-	474	-	839	-	2,917	-
1.1%	342	-	266	-	53,581	-	8,676	-
1.15%	20,342	-	7,716	-	472,841	-	84,160	-
1.2%	77	-	273	-	4,375	-	147	-
1.25%	2,767	-	3,297	-	45,468	-	15,267	-
1.3%	-	365	-	138,655	12,334	43,975	3,861	93,311
1.35%	6,954	-	2,277	-	112,545	-	37,238	-
1.4%	740	208	1,829	33,452	47,024	9,423	4,098	16,451
1.45%	8,830	-	2,933	-	75,378	-	26,853	-
1.5%	4,799	-	1,333	-	82,980	-	15,652	-
1.55%	18,601	-	9,857	-	493,179	-	104,086	-
1.6%	382	-	449	-	17,360	-	10,327	-
1.65%	3,071	-	3,131	-	146,000	-	43,207	-
1.7%	2,023	-	944	-	74,608	-	7,449	-
1.75%	18,243	-	3,254	-	1,163,499	-	72,665	-
1.8%	7,969	-	7,048	-	151,230	-	44,032	-
1.85%	1,172	-	1,006	-	46,390	-	8,138	-
1.9%	1,257	-	649	-	14,055	-	4,985	-
1.95%	1,956	-	285	-	164,600	-	23,201	-
2%	4,480	-	1,863	-	354,612	-	17,124	-
2.05%	180	-	658	-	57,613	-	3,915	-
2.1%	1,753	-	1,176	-	83,143	-	20,825	-
2.15%	1,234	-	209	-	308,079	-	10,600	-
2.2%	1,796	-	1,037	-	74,100	-	4,746	-
2.25%	92	-	173	-	104,838	-	2,133	-
2.3%	259	-	29	-	16,279	-	4,516	-
2.35%	-	-	110	-	802,629	-	8,293	-
2.4%	185	-	-	-	79,636	-	1,015	-
2.45%	469	-	82	-	41,679	-	2,366	-
2.5%	-	-	-	-	14,884	-	5,451	-
2.55%	-	-	-	-	63,561	-	613	-
2.6%	-	-	-	-	36,243	-	78	-
2.65%	-	-	-	-	3,412	-	306	-
2.7%	59	-	40	-	16,344	-	76	-
2.75%	287	-	-	-	4,850	-	311	-
2.8%	97	-	-	-	1,981	-	1,065	-
2.85%	-	-	-	-	778	-	-	-
2.9%	-	-	-	-	4,281	-	-	-
2.95%	-	-	-	-	660	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	511	-	-	-
3.1%	-	-	-	-	186	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	69	-	-	-
3.25%	-	-	-	-	225	-	-	-
3.3%	-	-	-	-	-	-	40	-

	$110,862	$593	$52,971	$172,326	$5,267,460	$53,707	$602,145	$110,071

	PVGIB	PVTIGB	PVTVB	VYDS	TRBCG2	TREI2	TRHS2	TRLT2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.8%	-	-	-	-	524	247	142	-
0.85%	-	-	-	-	61	327	-	-
0.95%	-	-	313	-	1,537	2,852	-	-
1.05%	96	-	-	-	922	2,859	16	-
1.1%	464	-	62	-	6,432	11,681	30	-
1.15%	8,631	1,711	6,311	326	56,661	132,440	680	-
1.2%	-	-	-	-	-	889	-	-
1.25%	1,934	717	3,782	3,776	5,964	12,939	927	-
1.3%	-	-	-	-	46,096	78,893	2,211	-
1.35%	1,155	-	819	1,086	15,808	47,136	968	-
1.4%	235	1,018	426	-	17,979	35,381	511	-
1.45%	1,388	634	1,722	-	10,683	43,987	43	-
1.5%	1,523	1,056	1,202	-	13,154	24,307	1,561	1
1.55%	9,654	1,118	5,048	46	82,679	149,134	1,679	-
1.6%	765	30	4,566	479	5,861	6,254	51	-
1.65%	7,792	5	7,656	271	13,148	37,760	492	-
1.7%	714	-	549	-	8,863	15,725	43	-
1.75%	3,527	604	7,405	21	65,959	213,516	876	-
1.8%	2,176	1,033	5,962	-	20,884	32,136	55	-
1.85%	1,100	392	757	34	15,543	19,666	340	-
1.9%	410	-	183	-	3,274	8,960	-	-
1.95%	927	-	589	441	7,149	19,822	196	-
2%	2,134	-	1,097	-	33,113	29,739	1,215	-
2.05%	3,404	524	2,143	-	5,062	7,095	-	-
2.1%	1,574	72	433	503	24,097	24,244	1,070	-
2.15%	2,197	-	45	-	19,414	30,551	117	-
2.2%	279	-	112	-	45,553	15,461	72	-
2.25%	1,717	-	911	-	3,948	15,946	-	-
2.3%	400	-	1,095	-	6,609	8,548	-	-
2.35%	565	-	638	-	14,244	32,134	516	-
2.4%	289	339	306	-	7,721	3,719	43	-
2.45%	164	-	1,027	-	1,136	3,232	1,118	-
2.5%	466	-	489	-	5,081	18,203	-	-
2.55%	-	-	-	-	2,281	2,623	-	-
2.6%	278	-	385	-	1,110	4,868	-	-
2.65%	-	-	-	-	271	571	-	-
2.7%	-	-	222	-	579	747	-	-
2.75%	-	-	-	-	236	41	-	-
2.8%	-	-	13	-	400	885	-	-
2.85%	-	-	-	-	79	-	-	-
2.9%	-	-	-	-	75	61	-	-
2.95%	-	-	-	-	93	360	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	52	-	-

	$55,958	$9,253	$56,268	$6,983	$570,283	$1,095,991	$14,972	$1

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRPMP

0.4%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	14	-
0.75%	-	-	-	-	639	-	1,287	-
0.8%	3	53	1,185	1,217	1,372	2,050	308	-
0.85%	-	-	-	-	437	-	55	-
0.95%	-	-	-	-	41	-	163	-
1.05%	-	-	-	-	31	-	2,037	-
1.1%	-	-	-	-	44	-	6,874	-
1.15%	-	-	-	-	4,055	-	89,771	-
1.2%	-	-	-	-	-	-	67	-
1.25%	-	-	-	-	686	-	28,261	-
1.3%	56,599	120,388	200,439	206,675	312,644	295,578	109,341	-
1.35%	-	-	-	-	2,112	-	30,736	-
1.4%	28,797	51,719	56,758	82,842	96,499	107,442	32,852	-
1.45%	-	-	-	-	1,420	-	30,180	-
1.5%	-	-	-	-	2,329	-	69,909	-
1.55%	-	-	-	-	3,963	-	86,225	-
1.6%	-	-	-	-	3,166	-	15,774	-
1.65%	-	-	-	-	2,881	-	26,021	-
1.7%	-	-	-	-	1,447	-	7,697	-
1.75%	-	-	-	-	3,405	-	122,907	-
1.8%	-	-	-	-	4,806	-	46,324	-
1.85%	-	-	-	-	800	-	2,794	-
1.9%	-	-	-	-	311	-	1,745	-
1.95%	-	-	-	-	1,236	-	49,055	-
2%	-	-	-	-	1,244	-	55,248	-
2.05%	-	-	-	-	301	-	1,779	-
2.1%	-	-	-	-	3,679	-	27,786	-
2.15%	-	-	-	-	576	-	7,196	-
2.2%	-	-	-	-	1,663	-	18,475	-
2.25%	-	-	-	-	323	-	1,088	-
2.3%	-	-	-	-	1	-	6,681	-
2.35%	-	-	-	-	222	-	2,330	-
2.4%	-	-	-	-	1,578	-	715	-
2.45%	-	-	-	-	5,395	-	2,447	-
2.5%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	1,418	-	494	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	2,205	-	211	-
2.7%	-	-	-	-	724	-	-	-
2.75%	-	-	-	-	4,735	-	-	-
2.8%	-	-	-	-	883	-	2,341	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$85,399	$172,160	$258,382	$290,734	$469,271	$405,070	$887,188	$37

	SVDF	WFVLCG	WFVMM	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.4%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	2	-	-	-
0.75%	-	-	-	-	166	-	-	-
0.8%	-	-	-	-	255	-	-	-
0.85%	-	-	-	-	2,618	-	-	-
0.95%	-	-	-	-	638	-	-	-
1.05%	-	-	-	-	128	-	-	-
1.1%	-	-	-	-	5,504	105	-	-
1.15%	-	-	35	-	29,758	-	313	-
1.2%	-	-	-	-	6	-	-	-
1.25%	-	-	-	-	2,337	-	3,082	-
1.3%	74	-	-	3,589	36,287	-	-	-
1.35%	-	-	-	-	7,509	-	-	-
1.4%	391	10	631	471	20,184	-	-	59
1.45%	-	-	-	-	9,996	-	-	-
1.5%	-	-	-	-	5,730	-	-	-
1.55%	-	-	-	-	56,848	-	-	-
1.6%	-	186	664	-	4,306	-	-	265
1.65%	-	-	-	-	5,938	-	-	-
1.7%	-	-	-	-	675	-	-	-
1.75%	-	45	3	-	42,684	-	-	40
1.8%	-	-	-	-	15,193	-	-	-
1.85%	-	-	-	-	2,273	-	-	-
1.9%	-	70	-	-	6,830	-	-	-
1.95%	-	-	-	-	11,673	-	-	-
2%	-	112	-	-	27,270	-	-	60
2.05%	-	-	45	-	1,843	-	-	-
2.1%	-	58	-	-	6,322	-	-	-
2.15%	-	-	-	-	2,176	-	-	-
2.2%	-	586	-	-	7,363	-	-	152
2.25%	-	-	-	-	629	-	-	-
2.3%	-	-	-	-	4,308	-	-	-
2.35%	-	-	-	-	8,200	-	-	-
2.4%	-	-	-	-	262	-	-	-
2.45%	-	-	-	-	6,473	-	-	-
2.5%	-	-	-	-	371	-	-	-
2.55%	-	-	-	-	2,223	-	-	-
2.6%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	254	-	-	-
2.7%	-	-	-	-	25	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.8%	-	-	-	-	6,686	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.9%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.2%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.3%	-	-	-	-	-	-	-	-

	$465	$1,067	$1,378	$4,060	$341,943	$105	$3,395	$576

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $1,130,915,809 and $948,657,740, respectively, and total transfers from the Account to the fixed account were $218,700,309 and $269,451,440, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $8,906,383 and $8,137,915 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $31,583,753 and $67,645,662 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,282,800 and $2,275,248 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$26,665,645,347	0	$26,665,645,347
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Balanced Portfolio - Class S Shares (ALBS)	$262,577	$224,759
MidCap Growth Portfolio - Class S Shares (ALMCS)	111,175	58,840
Growth Fund - Class 1 (AFGF)	1,107,651	1,149,580
High-Income Bond Fund - Class 1 (AFHY)	4,526,368	4,919,892
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	207,875	216,495
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	1,691,453	1,939,515
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)	534,799	532,566
U.S. Equity Flex I Portfolio (WSCP)	4,222,349	5,849,016
VA International Equity Fund (HVIE)	1,078	1,067
VA Situs Fund (HVSIT)	4,233	4,090
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,010,028	1,392,547
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	2,439,166	2,726,870
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	9,907,895	10,471,432
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	2,029,344	2,262,522
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	464,052	628,432
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	109,979,820	86,736,690
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,169,800	2,257,712
Investors Growth Stock Series - Service Class (MIGSC)	2,555,526	2,751,753
Value Series - Service Class (MVFSC)	107,639,034	106,000,512
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	119,368	130,727
Core Plus Fixed Income Portfolio - Class I (MSVFI)	608,394	529,003
Core Plus Fixed Income Portfolio - Class II (MSVF2)	4,306,978	4,181,866
Emerging Markets Debt Portfolio - Class I (MSEM)	854,849	827,208
Emerging Markets Debt Portfolio - Class II (MSEMB)	333,041	339,000
U.S. Real Estate Portfolio - Class I (MSVRE)	9,766	13,677
U.S. Real Estate Portfolio - Class II (MSVREB)	5,644	8,040
Managed Allocation Fund - Moderate Growth II (VFMG2)	1,011,502	901,097
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	919,262	970,840
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,068,877	1,095,849
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	1,314,683	1,640,525
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	5,923,958	5,610,305
American Funds NVIT Bond Fund - Class II (GVABD2)	40,120,249	37,882,898
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	7,948,407	6,681,469
American Funds NVIT Growth Fund - Class II (GVAGR2)	9,660,605	6,800,070
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	29,879,651	23,371,746
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,967,159	2,466,429
Federated NVIT High Income Bond Fund - Class III (HIBF3)	33,094,728	39,628,165
Gartmore NVIT Emerging Markets Fund - Class I (GEM)	190,626	192,793
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	465,462	452,415
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	15,170,590	9,478,002
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	15,112,610	8,627,752
(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Gartmore NVIT Global Utilities Fund - Class II (GVGU2)	492,274	339,224
Gartmore NVIT Global Utilities Fund - Class III (GVGU)	4,536,746	3,446,920
Gartmore NVIT International Equity Fund - Class I (GIG)	18,551	23,633
Gartmore NVIT International Equity Fund - Class III (GIG3)	10,304,019	6,355,168
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	3,795,806	5,075,776
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	1,168,800	660,278
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	227,017	247,306
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	16,642,623	18,824,692
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	7,158,172	8,953,358
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	994,282	917,783
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	147,501,599	136,680,278
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	3,369,354	3,307,505
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	6,828,913	5,770,158
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	19,552,225	22,290,860
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	1,344,172	1,154,929
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	9,865,531	8,433,891
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,248,902	2,188,206
NVIT Core Bond Fund - Class I (NVCBD1)	2,713,984	2,829,077
NVIT Core Bond Fund - Class II (NVCBD2)	85,010,215	89,929,377
NVIT Core Plus Bond Fund - Class II (NVLCP2)	3,531,488	4,032,920
NVIT Fund - Class I (TRF)	33,127,077	23,448,016
NVIT Fund - Class II (TRF2)	205,990,488	125,754,397
NVIT Global Financial Services Fund - Class II (GVGF2)	1,124,161	706,759
NVIT Global Financial Services Fund - Class III (GVGFS)	2,196,345	2,405,119
NVIT Government Bond Fund - Class I (GBF)	202,011,163	214,958,761
NVIT Growth Fund - Class I (CAF)	4,679,605	5,644,530
NVIT Health Sciences Fund - Class II (GVGH2)	1,394,615	1,287,358
NVIT Health Sciences Fund - Class III (GVGHS)	4,691,643	4,660,939
NVIT Health Sciences Fund - Class VI (GVGH6)	16,105,841	16,086,129
NVIT International Index Fund - Class VIII (GVIX8)	4,180,727	2,645,275
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	109,139,609	80,807,394
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,237,218	2,551,591
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	29,296,940	28,213,534
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	72,156,889	66,711,815
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	181,063,463	157,814,179
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	24,698,289	23,560,783
NVIT Leaders Fund - Class III (GVUSL)	4,131,749	3,068,136
NVIT Mid Cap Index Fund - Class I (MCIF)	23,627,802	21,623,963
NVIT Money Market Fund - Class I (SAM)	289,196,380	289,196,380
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	7,692,044	8,876,821
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	169,326,848	156,881,136
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	276,330	194,159
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	2,908,101	1,693,084
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	5,224,902	4,693,733
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	3,534,600	3,918,328
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	75,265,735	95,391,319
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,476,289	1,388,703
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	5,045,169	6,461,795
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	25,891,019	31,296,131
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	95,764,166	84,606,017
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	108,547,432	105,764,098
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	2,150,389	1,703,833
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	3,108,002	2,012,050
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,351,928	6,699,744
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	16,480,753	11,615,051
NVIT Multi-Manager Small Company Fund - Class I (SCF)	22,599,635	15,388,041
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	11,123,237	7,136,279
NVIT Multi-Sector Bond Fund - Class I (MSBF)	9,919,838	8,687,987
NVIT Short Term Bond Fund - Class II (NVSTB2)	14,749,534	15,545,347
NVIT Technology & Communications Fund - Class I (GGTC)	167,660	177,612
NVIT Technology & Communications Fund - Class II (GGTC2)	823,842	762,931
NVIT Technology & Communications Fund - Class III (GGTC3)	4,967,181	6,181,985
NVIT Technology & Communications Fund - Class VI (GGTC6)	14,440,804	16,485,397
NVIT U.S. Growth Leaders Fund - Class II (GVUG2)	18,033,741	15,704,828
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)	3,162,217	2,606,880
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	8,706,347	8,728,897
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	5,770,471	6,384,425
Templeton NVIT International Value Fund - Class III (NVTIV3)	109,026,006	132,352,992
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	40,392,429	31,907,928
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	9,442,744	12,477,273
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	7,210,668	9,522,731
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	103,056,579	90,682,420
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	5,396,786	5,635,554
Low Duration Portfolio - Advisor Class (PMVLAD)	27,097,927	27,736,471
V.I. Basic Value Fund - Series II (AVBV2)	8,566	9,283
V.I. Capital Appreciation Fund - Series II (AVCA2)	2,238,343	1,797,976
V.I. Capital Development Fund - Series II (AVCD2)	5,396,091	3,221,848
VPS Growth and Income Portfolio - Class B (ALVGIB)	2,917,526	2,006,922
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	5,132,991	5,121,801
Money Market Portfolio(TM) (CHSMM)	6,953,022	6,953,022
VP Balanced Fund - Class I (ACVB)	6,906,487	7,139,637
VP Capital Appreciation Fund - Class I (ACVCA)	22,351	27,840
VP Income & Growth Fund - Class I (ACVIG)	3,536,536	2,911,019
VP Income & Growth Fund - Class II (ACVIG2)	1,759,541	1,421,287
VP Inflation Protection Fund - Class II (ACVIP2)	12,136,088	12,837,152
VP International Fund - Class I (ACVI)	11,536	12,986
VP International Fund - Class III (ACVI3)	139	162
VP International Fund - Class IV (ACVI4)	-	-
VP Mid Cap Value Fund - Class I (ACVMV1)	2,344,936	2,443,511
VP Mid Cap Value Fund - Class II (ACVMV2)	8,826,522	8,801,171
VP Ultra(R) Fund - Class II (ACVU2)	4,272	5,167
VP Value Fund - Class I (ACVV)	81,492,322	65,861,005
VP Value Fund - Class II (ACVV2)	98,772,111	85,545,812
VP Vista(SM) Fund - Class I (ACVVS1)	2,750	3,314
VP Vista(SM) Fund - Class II (ACVVS2)	1,319	1,279
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

Small Cap Stock Index Portfolio - Service Shares (DVSCS)	30,470,343	19,183,716
Stock Index Fund, Inc. - Initial Shares (DSIF)	35,416,089	41,473,151
Stock Index Fund, Inc. - Service Shares (DSIFS)	11,942,632	11,071,471
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	6,887,649	6,113,061
Appreciation Portfolio - Initial Shares (DCAP)	4,460,253	4,250,884
Appreciation Portfolio - Service Shares (DCAPS)	2,064,921	1,783,038
Developing Leaders Portfolio - Service Shares (DVDLS)	604,064	357,620
Growth and Income Portfolio - Initial Shares (DGI)	2,245,931	2,443,293
Capital Appreciation Fund II - Service Shares (FCA2S)	584,068	622,221
Clover Value Fund II - Service Shares (FALFS)	1,343,389	966,529
Market Opportunity Fund II - Service Shares (FVMOS)	7,945,072	7,566,254
Quality Bond Fund II - Primary Shares (FQB)	3,251,082	3,384,461
Quality Bond Fund II - Service Shares (FQBS)	10,222,117	10,324,745
Contrafund Portfolio - Service Class 2 (FC2)	332,833,824	263,202,169
Equity-Income Portfolio - Initial Class (FEIP)	84,543,625	64,129,165
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	4,008,129	2,826,057
High Income Portfolio - Initial Class (FHIP)	13,590,040	12,325,547
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	30,172,141	26,748,567
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	443,832,954	425,277,179
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	22,011,868	15,091,388
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	10,291,610	7,546,303
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,007,524	1,729,212
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	5,525,409	5,030,550
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,796,163	1,365,879
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	1,836,789	1,628,966
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,523,318	1,040,603
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	3,097,524	2,418,875
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	15,442,839	18,139,592
VIP Fund - Growth Portfolio - Initial Class (FGP)	69,553,075	53,771,294
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	7,459,916	5,792,957
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	10,824,484	14,601,534
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	7,280,475	7,772,298
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	155,942,063	166,464,325
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,291,824	3,552,814
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	19,867,907	15,912,013
VIP Fund - Overseas Portfolio - Initial Class (FOP)	10,412,790	10,781,603
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	6,540,701	6,180,300
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	476,144	440,446
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	16,929,843	11,589,015
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	4,266,076	3,020,868
Franklin Income Securities Fund - Class 2 (FTVIS2)	15,198,887	12,373,022
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	11,839,388	11,564,895
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	61,982,822	68,295,743
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	15,087,380	10,009,801
Templeton Foreign Securities Fund - Class 2 (TIF2)	691,763	714,925
Templeton Foreign Securities Fund - Class 3 (TIF3)	17,268,725	14,434,591
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	6,366,356	7,239,971
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,329,674	3,685,964
Growth Portfolio - I Class Shares (AMTG)	70,076	87,939
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	8,805	8,710
Partners Portfolio - I Class Shares (AMTP)	28,060	28,512
Regency Portfolio - S Class Shares (AMRS)	-	-
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,415,600	1,686,797
Socially Responsive Portfolio - I Class Shares (AMSRS)	5,905,059	4,690,451
Balanced Fund/VA - Non-Service Shares (OVMS)	12,487,742	8,834,684
Capital Appreciation Fund/VA - Service Class (OVCAFS)	41,002,796	43,017,320
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	45,404,063	50,606,523
Core Bond Fund/VA - Non-Service Shares (OVB)	11,048,146	7,427,460
Global Securities Fund/VA - Class 3 (OVGS3)	10,209,844	10,766,066
Global Securities Fund/VA - Class 4 (OVGS4)	8,055,709	7,055,129
Global Securities Fund/VA - Non-Service Shares (OVGS)	13,884,413	22,086,133
Global Securities Fund/VA - Service Class (OVGSS)	2,281,530	2,426,381
High Income Fund/VA - Class 3 (OVHI3)	713,339	804,235
High Income Fund/VA - Class 4 (OVHI4)	3,148,882	3,953,876
High Income Fund/VA - Non-Service Shares (OVHI)	6,110	1,483
High Income Fund/VA - Service Class (OVHIS)	2,756,100	661,196
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	3,310,614	3,223,555
Main Street Fund(R)/VA - Service Class (OVGIS)	164,078,420	121,785,093
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	1,707,447	2,092,844
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	2,306,767	3,446,211
MidCap Fund/VA - Non-Service Shares (OVAG)	1,856,381	1,614,301
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	1,255,445	723,607
Putnam VT International Equity Fund - IB Shares (PVTIGB)	138,126	112,803
Putnam VT Voyager Fund - IB Shares (PVTVB)	829,082	1,004,122
Diversified Stock Fund Class A Shares (VYDS)	96,134	70,687
Blue Chip Growth Portfolio - II (TRBCG2)	46,857,389	53,685,816
Equity Income Portfolio - II (TREI2)	93,681,446	86,924,184
Health Sciences Portfolio - II (TRHS2)	596,197	591,305
Limited-Term Bond Portfolio - II (TRLT2)	740	740
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)	1,518,679	1,484,725
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)	1,966,164	1,846,584
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)	7,674,270	6,020,753
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)	5,090,212	3,242,390
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	5,960,979	5,479,620
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)	3,351,318	6,901,131
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	10,101,259	11,413,484
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	36	38
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	53,630	63,337
Advantage Funds Variable Trust - VT Large Company Growth Fund (WFVLCG)	101,715	94,308
Advantage Funds Variable Trust - VT Money Market Fund (WFVMM)	675,883	675,883
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)	49,622	65,124
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	8,957,972	10,539,995
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)	2,168	1,851
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	3,152	3,387
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	34,292	36,989

Total	$5,203,143,584	$4,791,511,374

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Portfolio - Class S Shares (ALBS)
2009	0.95% to 1.05%	18,711	$11.82 to $ 11.74	$220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
2006	0.95% to 1.45%	19,445	12.14 to 11.94	235,534	0.81%	3.47% to 2.95%
MidCap Growth Portfolio - Class S Shares (ALMCS)
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
2006	0.95% to 1.80%	42,969	14.21 to 13.81	608,077	0.00%	8.84% to 7.91%
Growth Fund - Class 1 (AFGF)
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
2006	1.30%	243,531	77.34	18,835,011	0.92%	9.05%
High - Income Bond Fund - Class 1 (AFHY)
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
2006	1.30%	35,506	40.54	1,439,550	4.68%	9.45%
U.S. Government/AAA - Rated Securities Fund - Class 1 (AFGC)
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
2006	1.30%	62,699	28.00	1,755,517	3.68%	2.60%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10 to 10.10	1,628,659	0.00%	1.04% to 1.01%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
2006	0.80% to 1.40%	4,550,318	16.92 to 17.63	80,816,137	0.00%	3.93% to 3.30%
VA International Equity Fund (HVIE)
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	*
VA Situs Fund (HVSIT)
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	*
Insurance Trust -Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%
2006	0.95% to 2.55%	946,961	13.30 to 13.61	13,298,761	2.03%	9.37% to 7.61%
Janus Aspen Series - Forty Portfolio -Service Shares (JACAS)
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
2006	0.80% to 2.80%	3,715,916	8.61 to 15.37	36,031,995	0.13%	8.25% to 6.07%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	*
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
2006	0.80% to 1.40%	411,359	12.29 to 11.94	4,935,597	0.00%	7.08% to 6.43%
(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.80% to 1.40%	429,603	$5.43 to $ 5.09	$2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
2006	0.80% to 1.40%	957,855	4.22 to 4.05	3,893,993	0.00%	6.97% to 6.32%
Janus Aspen Series - INTECH Risk- Managed Core Portfolio -Service Shares (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	*
2006	0.95% to 2.50%	237,661	15.64 to 16.18	3,888,158	0.15%	9.72% to 8.01%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
2006	0.80% to 3.25%	6,010,855	23.27 to 20.40	131,707,793	1.95%	45.53% to 41.94%
Janus Aspen Series - Overseas Portfolio -Service Shares (JAIGS)
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
2006	0.80% to 2.15%	1,090,672	13.24 to 30.80	16,201,270	1.82%	45.46% to 43.49%
Investors Growth Stock Series - Service Class (MIGSC)
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
2006	0.95% to 3.15%	1,642,788	12.34 to 12.55	23,833,223	0.00%	6.29% to 3.93%
Value Series - Service Class (MVFSC)
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
2006	0.80% to 3.15%	3,466,377	11.10 to 16.18	63,110,866	0.70%	11.02% to 16.72%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
2006	0.80% to 1.40%	136,094	10.44 to 10.40	1,416,424	1.17%	4.45% to 4.03%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
2006	0.95% to 3.25%	10,572,601	11.13 to 10.14	113,144,737	3.36%	2.58% to 0.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
2006	0.80% to 1.40%	498,158	19.88 to 18.77	9,413,461	8.31%	9.92% to 9.26%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%
2006	1.10% to 2.15%	145,536	16.72 to 16.02	2,396,495	8.35%	9.59% to 8.43%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
2006	0.80% to 1.40%	3,810,701	59.82 to 56.82	218,265,572	1.07%	36.94% to 36.12%
(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
U.S. Real Estate Portfolio - Class II (MSVREB)
2010	1.35%	27	$22.95	$620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
2006	0.95% to 2.80%	4,145,461	23.69 to 26.78	116,700,717	0.94%	36.36% to 33.83%
Managed Allocation Fund -Moderate Growth II (VFMG2)
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
2006	1.15% to 2.60%	703,592	12.08 to 11.62	8,580,243	2.61%	9.15% to 7.56%
AllianceBernstein NVIT Global Fixed Income Fund -Class III (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	*
American Century NVIT Multi Cap Value Fund -Class I (NVAMV1)
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	*
American Century NVIT Multi Cap Value Fund -Class II (NVAMV2)
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	*
American Funds NVIT Asset Allocation Fund -Class II (GVAAA2)
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
2006	0.80% to 2.70%	12,975,664	10.50 to 10.37	135,528,888	3.29%	5.01% to 3.67%	*
American Funds NVIT Bond Fund -Class II (GVABD2)
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
2006	1.05% to 2.70%	1,749,769	10.47 to 10.35	18,258,647	0.44%	4.65% to 3.49%	*
American Funds NVIT Global Growth Fund -Class II (GVAGG2)
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
2006	0.80% to 2.50%	2,159,481	10.78 to 10.66	23,167,616	0.10%	7.85% to 6.62%	*
American Funds NVIT Growth Fund -Class II (GVAGR2)
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
2006	0.80% to 3.10%	4,677,116	10.31 to 10.15	47,960,489	1.16%	3.09% to 1.50%	*
American Funds NVIT Growth-Income Fund -Class II (GVAGI2)
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	*
Federated NVIT High Income Bond Fund -Class I (HIBF)
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
2006	0.95% to 2.35%	1,370,433	12.98 to 13.75	19,466,090	6.92%	9.56% to 8.01%
Federated NVIT High Income Bond Fund -Class III (HIBF3)
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%
2006	0.80% to 2.45%	2,697,783	10.65 to 11.19	30,684,739	7.38%	6.54% to 7.90%	*
Gartmore NVIT Emerging Markets Fund -Class I (GEM)
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
2006	0.80% to 1.40%	52,896	24.10 to 23.21	1,232,735	0.66%	35.63% to 34.81%
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2010	1.10% to 2.45%	52,785	$38.90 to $ 34.91	$1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
2006	1.10% to 2.45%	171,105	35.22 to 33.39	5,894,605	0.52%	34.82% to 32.99%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
2006	0.80% to 1.40%	2,337,802	26.38 to 25.64	60,183,472	0.78%	35.55% to 34.74%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*
2006	1.10% to 2.80%	2,839,512	20.83 to 19.89	58,358,811	0.62%	35.06% to 32.74%
Gartmore NVIT Global Utilities Fund - Class II (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
2006	0.95% to 2.10%	46,958	21.23 to 21.94	1,053,325	2.21%	36.03% to 34.45%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
2006	0.80% to 1.40%	703,436	19.78 to 19.23	13,573,005	2.45%	36.49% to 35.67%
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
2006	0.80% to 1.40%	10,735	12.77 to 12.30	133,086	1.00%	31.90% to 31.11%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
2006	0.80% to 1.40%	1,396,070	20.21 to 19.65	27,532,803	1.27%	31.89% to 31.10%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
2006	0.80% to 1.40%	384,266	17.17 to 16.89	6,502,021	0.82%	24.81% to 24.06%
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*
(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.80% to 2.65%	2,416,119	$9.32 to $ 8.87	$22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*
NVIT Cardinal Balanced Fund -Class II (NVCRB2)
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*
NVIT Cardinal Capital Appreciation Fund -Class II (NVCCA2)
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*
NVIT Cardinal Conservative Fund -Class II (NVCCN2)
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*
NVIT Cardinal Moderate Fund -Class II (NVCMD2)
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*
NVIT Cardinal Moderately Aggressive Fund -Class II (NVCMA2)
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*
NVIT Cardinal Moderately Conservative Fund -Class II (NVCMC2)
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*
NVIT Core Bond Fund -Class I (NVCBD1)
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*
NVIT Core Bond Fund -Class II (NVCBD2)
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*
NVIT Core Plus Bond Fund -Class II (NVLCP2)
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*
NVIT Fund - Class I (TRF)
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
2006	0.80% to 1.40%	5,881,078	23.33 to 26.61	329,928,198	1.04%	12.72% to 12.04%
NVIT Fund - Class II (TRF2)
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*
2006	1.10% to 3.25%	11,257,455	16.96 to 14.32	185,406,908	0.96%	12.16% to 9.73%
NVIT Global Financial Services Fund -Class II (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
2006	0.95% to 2.30%	85,448	18.29 to 21.20	1,862,421	1.63%	18.95% to 17.33%
NVIT Global Financial Services Fund -Class III (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%
2006	0.80% to 1.40%	230,182	19.13 to 18.59	4,294,613	2.27%	19.38% to 18.66%
NVIT Government Bond Fund -Class I (GBF)
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
2006	0.80% to 3.25%	24,042,781	17.07 to 9.82	364,128,878	4.10%	2.52% to -0.01%
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Growth Fund - Class I (CAF)
2010	0.80% to 1.40%	1,929,649	$15.63 to $ 16.98	$36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%
2006	0.80% to 1.40%	3,637,231	13.84 to 15.41	61,410,149	0.05%	5.32% to 4.69%
NVIT Health Sciences Fund - Class II (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to - 27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
2006	0.95% to 2.40%	146,024	12.50 to 15.23	2,295,803	0.00%	1.46% to -0.02%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
2006	0.80% to 1.40%	539,659	13.21 to 12.84	6,954,737	0.00%	1.88% to 1.27%
NVIT Health Sciences Fund - Class VI (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
2006	0.95% to 2.50%	1,150,570	10.75 to 10.31	12,177,962	0.00%	1.45% to -0.14%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
2006	0.80% to 2.50%	344,723	10.90 to 10.78	3,735,515	1.44%	9.05% to 7.80%	*
NVIT Investor Destinations Aggressive Fund -Class II (GVIDA)
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
2006	0.80% to 3.15%	31,476,825	15.19 to 16.39	574,617,190	2.05%	15.94% to 13.20%
NVIT Investor Destinations Balanced Fund -Class II (NVDBL2)
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	*
NVIT Investor Destinations Capital Appreciation Fund -Class II (NVDCA2)
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	*
NVIT Investor Destinations Conservative Fund -Class II (GVIDC)
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
2006	0.80% to 2.90%	11,627,252	11.96 to 10.94	135,903,498	3.06%	5.32% to 3.09%
NVIT Investor Destinations Moderate Fund -Class II (GVIDM)
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	*
2006	0.80% to 3.25%	119,084,540	13.55 to 13.32	1,748,946,215	2.59%	10.46% to 7.74%
NVIT Investor Destinations Moderately Aggressive Fund -Class II (GVDMA)
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
2006	0.80% to 3.25%	84,334,918	14.54 to 15.03	1,411,443,294	2.32%	13.63% to 10.83%
NVIT Investor Destinations Moderately Conservative Fund -Class II (GVDMC)
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
2006	0.80% to 3.00%	26,410,052	12.79 to 12.09	346,803,038	2.80%	7.56% to 5.18%
NVIT Leaders Fund -Class III (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
2006	0.80% to 1.40%	416,108	15.55 to 15.11	6,311,879	0.74%	15.20% to 14.50%
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.40% to 3.05%	5,115,318	$11.37 to $ 17.50	$99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
2006	0.80% to 2.95%	7,922,124	16.00 to 16.86	132,450,412	1.14%	9.01% to 6.66%
NVIT Money Market Fund -Class I (SAM)
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
2006	0.80% to 3.25%	30,582,760	13.64 to 9.56	454,065,260	4.85%	3.70% to 1.14%
NVIT Multi-Manager International Growth Fund -Class III (NVMIG3)
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	*
NVIT Multi-Manager International Growth Fund -Class VI (NVMIG6)
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	*
NVIT Multi-Manager International Value Fund -Class II (GVDIV2)
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
2006	0.95% to 2.30%	138,583	18.71 to 20.96	2,966,966	1.79%	21.24% to 19.60%
NVIT Multi-Manager International Value Fund -Class III (GVDIV3)
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
2006	0.80% to 1.40%	1,414,407	22.34 to 21.85	30,988,347	2.04%	21.77% to 21.03%
NVIT Multi-Manager International Value Fund -Class VI (GVDIV6)
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
2006	0.95% to 3.25%	8,623,100	15.46 to 14.53	130,577,252	1.68%	21.25% to 18.44%
NVIT Multi-Manager Large Cap Growth Fund -Class I (NVMLG1)
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	*
NVIT Multi-Manager Large Cap Growth Fund -Class II (NVMLG2)
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	*
NVIT Multi-Manager Large Cap Value Fund -Class I (NVMLV1)
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	*
NVIT Multi-Manager Large Cap Value Fund -Class II (NVMLV2)
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class I (NVMMG1)
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class II (NVMMG2)
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	*
NVIT Multi-Manager Mid Cap Value Fund -Class II (NVMMV2)
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	*
NVIT Multi-Manager Small Cap Growth Fund -Class I (SCGF)
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
2006	0.80% to 1.40%	1,582,686	7.78 to 7.47	11,881,738	0.00%	2.38% to 1.77%
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.65% to 2.80%	1,120,559	$8.62 to $ 11.86	$16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	*
2006	1.10% to 2.50%	874,697	16.77 to 15.87	14,347,686	0.00%	1.86% to 0.42%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%
2006	0.80% to 1.40%	4,662,412	23.71 to 22.50	105,594,388	0.43%	16.36% to 15.66%
NVIT Multi-Manager Small Cap Value Fund -Class II (SCVF2)
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
2006	0.95% to 2.70%	1,931,451	15.89 to 21.48	43,101,602	0.22%	15.99% to 13.94%
NVIT Multi-Manager Small Company Fund -Class I (SCF)
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
2006	0.80% to 1.40%	5,162,695	38.86 to 36.34	189,121,006	0.10%	11.14% to 10.47%
NVIT Multi-Manager Small Company Fund -Class II (SCF2)
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
2006	0.95% to 3.25%	4,583,575	16.02 to 17.83	94,540,917	0.06%	10.69% to 8.13%
NVIT Multi-Sector Bond Fund -Class I (MSBF)
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
2006	0.80% to 2.70%	4,491,128	14.21 to 11.36	56,418,087	4.15%	4.00% to 2.02%
NVIT Short Term Bond Fund -Class II (NVSTB2)
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	*
NVIT Technology & Communications Fund -Class I (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
2006	0.80% to 1.40%	134,349	3.36 to 3.23	437,058	0.00%	10.28% to 9.62%
NVIT Technology & Communications Fund -Class II (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
2006	0.95% to 2.45%	86,480	11.56 to 16.09	1,441,736	0.00%	9.63% to 7.97%
NVIT Technology & Communications Fund -Class III (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
2006	0.80% to 1.40%	503,432	12.38 to 12.04	6,083,287	0.00%	10.20% to 9.53%
NVIT Technology & Communications Fund -Class VI (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
2006	0.95% to 2.45%	606,445	11.79 to 11.33	7,020,073	0.00%	10.14% to 8.48%
NVIT U.S. Growth Leaders Fund -Class II (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	*
2006	1.10% to 2.95%	1,117,672	18.07 to 14.94	19,776,812	0.17%	-1.60% to -3.43%
NVIT U.S. Growth Leaders Fund -Class III (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
2006	0.80% to 1.40%	454,175	15.20 to 14.78	6,733,083	0.25%	-1.08% to -1.68%
(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.80% to 1.40%	30,384,486	$14.02 to $ 13.88	$422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	*
Oppenheimer NVIT Large Cap Growth Fund -Class II (NVOLG2)
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	*
Templeton NVIT International Value Fund -Class III (NVTIV3)
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	*
Van Kampen NVIT Comstock Value Fund -Class II (EIF2)
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
2006	0.80% to 3.25%	11,215,121	13.38 to 15.77	203,267,045	1.51%	14.64% to 11.81%
Van Kampen NVIT Real Estate Fund -Class I (NVRE1)
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	*
Van Kampen NVIT Real Estate Fund -Class II (NVRE2)
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	*
Advisers Management Trust -Short Duration Bond Portfolio -I Class Shares (AMTB)
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
2006	0.80% to 3.25%	19,400,879	14.68 to 9.53	224,892,310	3.51%	3.37% to 0.82%
Foreign Bond Portfolio (Unhedged) -Advisor Class (PMVFAD)
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	*
Low Duration Portfolio -Advisor Class (PMVLAD)
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	*
V.I. Basic Value Fund -Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
2006	0.95% to 2.95%	3,021,464	14.14 to 15.42	52,769,013	0.12%	11.87% to 9.62%
V.I. Capital Appreciation Fund -Series II (AVCA2)
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
2006	0.80% to 2.95%	936,992	9.91 to 13.58	14,402,186	0.00%	-0.88% to 2.94%	*
V.I. Capital Development Fund -Series II (AVCD2)
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
2006	0.80% to 3.00%	1,088,041	10.12 to 17.01	20,992,339	0.00%	1.15% to 12.78%	*
VPS Growth and Income Portfolio -Class B (ALVGIB)
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%
2006	0.95% to 2.90%	1,318,088	14.62 to 15.18	23,041,761	1.14%	15.88% to 13.60%
VPS Small/Mid Cap Value Portfolio -Class B (ALVSVB)
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	*
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
2006	0.95% to 2.40%	436,802	16.22 to 19.77	8,743,128	0.23%	13.12% to 11.47%
Money Market Portfolio(TM) (CHSMM)
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
2006	0.95% to 1.85%	1,650,023	10.53 to 10.21	17,343,382	4.15%	3.61% to 2.67%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Balanced Fund - Class I (ACVB)
2010	0.80% to 1.40%	1,591,690	$ 20.70 to $ 22.04	$37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
2006	0.80% to 1.40%	3,544,356	19.84 to 21.64	81,354,666	1.99%	8.74% to 8.09%
VP Capital Appreciation Fund -Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
2006	0.80% to 1.40%	3,982,752	15.45 to 18.71	124,686,439	0.00%	16.28% to 15.58%
VP Income & Growth Fund -Class I (ACVIG)
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
2006	0.80% to 1.40%	2,937,946	14.22 to 13.49	39,889,470	1.85%	16.15% to 15.45%
VP Income & Growth Fund -Class II (ACVIG2)
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
2006	0.95% to 2.85%	861,606	15.01 to 12.86	14,784,058	1.57%	15.71% to 13.54%
VP Inflation Protection Fund -Class II (ACVIP2)
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
2006	0.80% to 3.00%	6,878,406	10.94 to 10.21	74,548,587	3.41%	0.78% to -1.45%
VP International Fund -Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
2006	0.80% to 1.40%	2,905,577	23.82 to 22.36	65,448,602	1.67%	24.03% to 23.28%
VP International Fund -Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
2006	0.95% to 2.15%	167,745	17.86 to 19.57	3,361,447	1.45%	23.56% to 22.07%
VP International Fund -Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
2006	0.80% to 1.40%	2,121,586	15.84 to 15.40	32,787,298	1.62%	24.03% to 23.28%
VP International Fund -Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
2006	0.95% to 2.65%	741,894	15.62 to 14.92	11,421,722	1.45%	23.68% to 21.57%
VP Mid Cap Value Fund -Class I (ACVMV1)
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
2006	0.80% to 1.40%	299,448	11.09 to 11.05	3,310,661	1.20%	10.94% to 10.50%	*
VP Mid Cap Value Fund -Class II (ACVMV2)
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
2006	1.10% to 2.90%	1,253,439	13.35 to 12.95	16,593,330	0.67%	18.91% to 16.75%
VP Ultra(R) Fund -Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
2006	0.80% to 1.40%	423,522	10.58 to 10.28	4,369,846	0.00%	-4.05% to -4.63%
VP Ultra(R) Fund -Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
2006	0.95% to 2.90%	1,132,582	11.31 to 11.64	15,069,024	0.00%	-4.30% to -6.18%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	$21.33 to $ 19.71	$59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%
2006	0.80% to 1.40%	6,165,160	26.25 to 24.70	153,403,265	1.35%	17.71% to 17.00%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
2006	0.95% to 2.95%	5,699,037	15.45 to 15.95	104,054,486	1.05%	17.34% to 14.98%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
2006	1.30% to 1.40%	15,762	9.54	150,403	0.00%	-4.56% to -4.63%	*
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	*
2006	1.10% to 2.90%	242,388	12.25 to 11.88	2,936,912	0.00%	7.68% to 5.73%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
2006	0.80% to 2.50%	3,003,653	15.23 to 20.00	53,124,303	0.42%	13.50% to 11.56%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
2006	0.80% to 1.40%	17,471,027	25.91 to 31.05	547,761,774	1.59%	14.58% to 13.89%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
2006	0.95% to 2.90%	7,034,417	14.25 to 14.59	117,546,992	1.41%	14.11% to 11.87%
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares (DSRG)
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
2006	0.80% to 1.40%	3,504,269	18.37 to 22.39	82,432,140	0.11%	8.33% to 7.68%
Appreciation Portfolio -Initial Shares (DCAP)
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
2006	0.80% to 1.40%	3,227,567	16.02 to 15.12	49,149,665	1.58%	15.55% to 14.85%
Appreciation Portfolio -Service Shares (DCAPS)
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
2006	0.95% to 3.00%	1,641,093	13.55 to 13.38	24,926,948	1.35%	15.11% to 12.73%
Developing Leaders Portfolio -Service Shares (DVDLS)
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
2006	0.95% to 2.40%	278,075	12.65 to 15.42	4,374,516	0.17%	2.54% to 1.04%
Growth and Income Portfolio -Initial Shares (DGI)
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
2006	0.80% to 1.40%	2,372,008	15.25 to 14.35	34,268,064	0.76%	13.60% to 12.91%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	0.95% to 2.40%	159,179	$ 12.75 to $ 13.50	$2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
2006	0.95% to 3.15%	212,094	13.42 to 13.52	3,225,966	0.53%	14.69% to 12.15%
Clover Value Fund II -Service Shares (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
2006	0.95% to 2.75%	147,270	14.63 to 15.17	2,411,405	1.22%	15.38% to 13.29%
Market Opportunity Fund II -Service Shares (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
2006	1.15% to 2.30%	326,855	10.32 to 10.24	3,358,443	0.00%	3.16% to 2.37%	*
Quality Bond Fund II -Primary Shares (FQB)
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
2006	0.80% to 1.40%	1,361,037	11.88 to 11.55	15,768,662	4.34%	3.32% to 2.70%
Quality Bond Fund II -Service Shares (FQBS)
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
2006	0.95% to 2.95%	4,875,943	10.81 to 9.88	51,727,060	3.80%	2.94% to 0.86%
Contrafund Portfolio -Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	*
2006	1.10% to 3.10%	16,826,492	19.42 to 16.70	319,679,085	1.04%	10.21% to 7.99%
Equity-Income Portfolio -Initial Class (FEIP)
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%
2006	0.80% to 1.40%	19,837,866	27.02 to 33.76	941,295,561	3.26%	19.23% to 18.52%
Fidelity(R) VIP Fund -Value Strategies Portfolio -Service Class 2 (FVSS2)
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
2006	1.10% to 3.10%	1,184,531	21.85 to 18.00	25,032,411	0.35%	14.74% to 12.42%
High Income Portfolio -Initial Class (FHIP)
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
2006	0.80% to 1.40%	7,076,863	14.56 to 15.70	153,544,649	7.13%	10.35% to 9.68%
VIP Fund -Asset Manager Portfolio -Initial Class (FAMP)
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
2006	0.80% to 1.40%	10,118,900	19.91 to 19.52	286,791,929	2.82%	6.46% to 5.82%
VIP Fund -Contrafund Portfolio -Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
2006	0.80% to 1.40%	21,578,263	32.72 to 33.18	721,451,899	1.27%	10.83% to 10.16%
VIP Fund -Energy Portfolio -Service Class 2 (FNRS2)
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
2006	0.80% to 2.80%	2,923,524	9.41 to 15.03	44,870,467	0.90%	-5.92% to 13.36%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Equity - Income Portfolio - Service Class 2 (FEI2)
2010	0.75% to 3.30%	9,964,580	$8.55 to $ 11.96	$147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	*
2006	1.10% to 2.95%	9,285,688	18.74 to 16.04	170,040,794	2.92%	18.61% to 16.40%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
2006	1.30% to 1.40%	162,866	10.51	1,711,515	3.28%	5.13% to 5.05%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
2006	1.10% to 2.70%	2,744,382	11.62 to 11.30	31,383,195	2.38%	8.38% to 6.63%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
2006	1.30% to 1.40%	138,522	10.53	1,458,810	2.86%	5.33% to 5.25%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
2006	1.10% to 2.90%	3,209,353	12.18 to 11.81	38,598,876	1.89%	10.48% to 8.47%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
2006	0.80% to 1.40%	85,450	10.59 to 10.55	901,603	2.10%	5.88% to 5.46%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%
2006	1.10% to 2.90%	1,094,121	12.55 to 12.17	13,545,883	1.72%	11.69% to 9.66%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
2006	0.80% to 1.40%	2,712,499	11.75 to 11.09	30,268,618	0.72%	4.61% to 3.98%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
2006	0.80% to 1.40%	15,379,782	19.07 to 24.89	723,221,795	0.41%	6.00% to 5.36%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	*
2006	1.10% to 3.00%	3,396,781	15.59 to 13.04	51,229,656	0.16%	5.40% to 3.38%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
2006	0.80% to 1.40%	1,663,367	11.02 to 10.78	17,973,250	3.75%	3.47% to 2.84%
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2010	0.65% to 3.20%	33,793,486	$11.81 to $ 10.97	$424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	*
2006	1.10% to 3.25%	17,350,200	11.06 to 10.00	187,123,591	2.12%	2.99% to 0.76%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
2006	0.80% to 1.40%	1,041,179	9.89 to 9.85	10,260,773	0.00%	-1.10% to -1.50%	*
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	*
2006	1.10% to 3.10%	8,219,016	23.02 to 20.73	184,744,089	0.17%	11.17% to 8.93%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
2006	0.80% to 1.40%	5,556,872	22.70 to 23.07	158,028,879	0.90%	17.14% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
2006	0.80% to 1.40%	4,321,249	17.20 to 16.72	72,538,615	0.89%	17.08% to 16.37%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
2006	1.10% to 2.30%	395,811	22.77 to 21.72	8,723,911	0.71%	16.48% to 15.07%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	*
2006	1.10% to 2.65%	3,262,947	15.12 to 14.50	48,966,115	0.68%	16.52% to 14.70%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
2006	0.80% to 1.40%	959,780	15.50 to 15.07	14,522,707	0.54%	15.27% to 14.58%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
2006	0.80% to 2.80%	4,753,427	11.16 to 11.01	52,751,296	0.46%	11.57% to 10.07%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
2006	0.95% to 3.00%	8,485,936	14.33 to 14.78	142,480,300	1.10%	16.01% to 13.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
2006	0.80% to 2.80%	3,184,805	10.19 to 18.93	68,147,428	0.58%	1.91% to 13.71%	*
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.80% to 2.80%	1,928,435	$12.81 to $ 17.26	$35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
2006	0.80% to 2.80%	1,703,817	10.71 to 15.66	27,220,949	1.21%	7.06% to 24.59%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
2006	0.95% to 2.25%	531,179	17.54 to 20.25	11,028,499	1.19%	20.29% to 18.72%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
2006	0.80% to 3.25%	8,716,921	10.89 to 14.24	129,480,230	1.07%	8.94% to 17.53%	*
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
2006	1.10% to 2.65%	1,905,578	10.95 to 10.66	20,725,398	2.53%	11.61% to 9.86%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	*
Growth Portfolio - I Class Shares (AMTG)
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
2006	0.80% to 1.40%	3,507,840	18.76 to 21.62	141,328,488	0.00%	13.16% to 12.48%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%
2006	0.80% to 1.40%	1,399,614	13.79 to 13.09	18,425,578	0.61%	12.47% to 11.79%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
2006	0.80% to 3.25%	10,936,799	10.39 to 13.73	153,950,501	0.34%	3.93% to 19.45%	*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
2006	0.95% to 2.80%	502,810	15.56 to 17.17	9,020,221	0.00%	13.39% to 11.27%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
2006	0.80% to 1.40%	5,867,088	29.10 to 34.71	205,069,108	0.68%	11.35% to 10.67%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
2006	0.80% to 2.55%	1,440,361	10.21 to 12.39	18,134,505	0.33%	2.14% to 8.11%	*
Small-Cap Growth Portfolio -S Class Shares (AMFAS)
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
2006	0.80% to 2.50%	399,331	9.77 to 15.09	6,218,632	0.00%	-2.34% to 2.63%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
2006	0.80% to 3.25%	14,567,602	13.54 to 15.09	232,049,667	0.09%	12.80% to 10.02%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Balanced Fund/VA - Non-Service Shares (OVMS)
2010	0.80% to 1.40%	2,027,729	$18.44 to $ 19.22	$48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
2006	0.80% to 1.40%	4,523,880	23.58 to 25.18	137,769,586	2.17%	10.26% to 9.59%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
2006	0.95% to 2.95%	4,129,863	12.79 to 13.41	64,078,686	0.19%	6.66% to 4.51%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
2006	0.80% to 1.40%	6,037,158	17.31 to 16.34	99,391,010	0.39%	7.09% to 6.44%
Core Bond Fund/VA - Non- Service Shares (OVB)
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
2006	0.80% to 1.40%	5,265,751	17.21 to 17.57	115,936,276	5.40%	4.44% to 3.81%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
2006	0.80% to 1.40%	5,524,646	22.35 to 21.86	121,147,673	0.98%	16.75% to 16.05%
Global Securities Fund/VA - Class 4 (OVGS4)
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
2006	0.95% to 2.70%	6,304,392	15.20 to 14.50	94,470,011	0.85%	16.29% to 14.24%
Global Securities Fund/VA - Non - Service Shares (OVGS)
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%
2006	0.80% to 1.40%	7,165,665	39.75 to 38.62	294,029,956	1.05%	16.75% to 16.05%
Global Securities Fund/VA - Service Class (OVGSS)
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
2006	0.95% to 2.30%	967,988	18.27 to 22.31	22,124,575	0.88%	16.25% to 14.67%
High Income Fund/VA -Class 3 (OVHI3)
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	*
High Income Fund/VA - Class 4 (OVHI4)
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
2006	1.30% to 1.40%	87,967	10.52 to 10.51	924,954	0.00%	5.16% to 5.09%	*
High Income Fund/VA - Service Class (OVHIS)
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
2006	0.95% to 2.75%	3,180,409	12.62 to 12.22	44,449,263	7.17%	8.19% to 6.23%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.80% to 1.40%	1,392,924	$9.81 to $ 9.20	$12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
2006	0.80% to 1.40%	2,841,846	10.59 to 10.17	29,040,677	1.13%	14.11% to 13.42%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
2006	0.95% to 3.25%	14,409,505	14.27 to 14.33	236,003,634	0.48%	13.67% to 11.04%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
2006	0.80% to 1.40%	227,665	10.04 to 10.00	2,277,965	0.00%	0.41% to 0.01%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
2006	0.95% to 3.25%	3,305,000	16.41 to 18.39	70,852,158	0.01%	13.57% to 10.94%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
2006	0.80% to 1.40%	3,147,364	6.40 to 6.15	19,465,941	0.00%	2.13% to 1.52%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
2006	1.05% to 2.80%	551,603	14.73 to 15.18	8,748,454	1.52%	14.70% to 12.67%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
2006	1.15% to 2.40%	87,538	20.43 to 19.50	1,761,143	0.61%	26.25% to 24.66%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
2006	0.95% to 2.80%	213,216	12.21 to 12.50	2,766,251	0.10%	4.44% to 2.49%
Diversified Stock Fund Class A Shares (VYDS)
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
2006	1.15% to 2.10%	65,321	14.95 to 14.47	969,737	0.30%	12.38% to 11.30%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
2006	0.80% to 2.90%	1,860,568	10.59 to 11.78	22,408,234	0.29%	5.86% to 6.17%	*
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
2006	0.80% to 2.95%	4,412,317	11.04 to 12.01	54,220,730	1.32%	10.35% to 15.16%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	*
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	$11.34	$11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
2006	1.10% to 2.80%	897,335	10.34 to 10.05	9,206,800	3.73%	2.88% to 1.12%
Worldwide Insurance Trust -Worldwide Bond Fund -Class R1 (VWBFR)
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
2006	0.80% to 1.40%	690,934	11.40 to 11.22	7,763,189	7.87%	5.55% to 4.91%
Worldwide Insurance Trust -Worldwide Bond Fund -Initial Class (VWBF)
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%
2006	0.80% to 1.40%	1,107,173	15.82 to 16.79	21,961,040	8.79%	5.63% to 4.99%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Class R1 (VWEMR)
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
2006	0.80% to 1.40%	1,106,434	22.92 to 22.56	25,013,200	0.53%	38.42% to 37.59%
Worldwide Insurance Trust -Worldwide Emerging Markets Fund -Initial Class (VWEM)
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
2006	0.80% to 1.40%	2,079,717	21.49 to 20.22	42,350,828	0.63%	38.38% to 37.55%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Class R1 (VWHAR)
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	*
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
2006	0.80% to 1.40%	1,470,219	23.26 to 22.89	33,718,368	0.07%	23.54% to 22.80%
Worldwide Insurance Trust -Worldwide Hard Assets Fund -Initial Class (VWHA)
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
2006	0.80% to 1.40%	1,340,984	32.32 to 31.31	48,678,714	0.07%	23.50% to 22.75%
Ivy Fund Variable Insurance Portfolios, Inc. -Asset Strategy (WRASP)
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	*
Ivy Fund Variable Insurance Portfolios, Inc. -Pathfinder Moderate (WRPMP)
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Advantage Funds Variable Trust -VT Discovery Fund (SVDF)
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
2006	0.80% to 1.40%	2,138,630	23.22 to 27.88	68,607,503	0.00%	13.73% to 13.04%
Advantage Funds Variable Trust -VT Large Company Growth Fund (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%
2006	1.40% to 2.20%	13,143	10.60 to 10.41	137,213	0.00%	0.92% to 0.10%
Advantage Funds Variable Trust -VT Money Market Fund (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
2006	1.15% to 1.40%	1,635	10.47 to 10.41	17,055	26.87%	3.22% to 2.96%
Advantage Funds Variable Trust -VT Opportunity Fund (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
2006	0.80% to 1.40%	7,005,669	32.42 to 38.06	334,888,686	0.00%	11.32% to 10.65%
Advantage Funds Variable Trust -VT Small Cap Growth Fund (WFVSCG)
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	*
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate**	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio***	Total Return****	Inception Date
Advantage Funds Variable Trust - VT Small-Mid Cap Value Fund (WFVSMV)
2010	1.10%	1,026	$ 9.51	$9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	*
Advantage Funds Variable Trust -VT Total Return Bond Fund (WFVTRB)
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
2006	1.15%	2,116	10.39	21,981	4.32%	2.63%
Advantage Funds(R) - VT Omega Growth -Class 2 (WFVOG2)
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
2006	0.80% to 1.40%	2,629,775	16.18 to 15.57	41,181,190	0.99%	17.71% to 17.00%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
2006	0.80% to 1.40%	285,608	16.15 to 15.20	4,372,655	0.00%	12.30% to 11.62%
J.P. Morgan NVIT Balanced Fund -Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
2006	0.80% to 1.40%	285,299	12.18 to 11.99	3,426,244	2.46%	11.35% to 10.68%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
2006	1.15% to 2.35%	91,381	11.48 to 11.12	1,057,960	0.54%	9.08% to 7.76%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
2006	1.15% to 2.35%	100,046	14.34 to 13.89	1,450,895	1.01%	16.26% to 14.85%
Managed Allocation Fund -Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
2006	1.15% to 1.85%	27,147	12.19 to 12.04	329,302	3.32%	13.51% to 12.71%
Managed Allocation Fund -Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
2006	1.15% to 1.75%	8,142	10.83 to 10.72	88,038	3.85%	5.73% to 5.09%
NVIT Mid Cap Growth Fund -Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
2006	0.80% to 1.40%	2,500,190	6.61 to 6.35	15,951,881	0.00%	9.03% to 8.37%
NVIT Mid Cap Growth Fund -Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
2006	0.95% to 3.25%	7,591,461	14.41 to 15.58	124,920,647	0.00%	8.61% to 6.09%
Series Trust II -Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
2006	0.80% to 1.40%	1,328,877	14.35 to 14.12	18,795,204	0.59%	15.91% to 15.21%
Variable Contracts Trust -Small Cap Value VCT Portfolio -Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%
2006	0.95% to 1.05%	124,148	10.81 to 10.80	1,341,708	0.26%	8.10% to 8.04%	*

2010	Reserves for annuity contracts in payout phase:			$8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			$8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			$7,453,205
2008	Contract owners equity:			$16,006,481,073
2007	Reserves for annuity contracts in payout phase:			$12,121,909
2007	Contract owners equity:			$22,175,260,947
2006	Reserves for annuity contracts in payout phase:			$11,157,956
2006	Contract owners equity:			$17,880,717,436
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented

130

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 20 10 .

Statement of Operations for the year ended
December 31, 20 10 .

Statements of Changes in Contract Owners'
Equity for the years ended December 31, 20 10
and 200 9 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 20 10 , 200 9 and
200 8 .

Consolidated Balance Sheets as of December
31, 20 10 and 200 9 .

Consolidated Statements of Changes in Equity
 as of December 31, 20 10 , 200 9 and 200 8 .

Consolidated Statements of Cash Flows for
the years ended December 31, 20 10 , 200 9
and 200 8 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

(1 0 )
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 200 7 , as amended, under document "nwfpa99h12b.htm"

(1 1 )
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(1 2 )	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(1 3 )
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(1 4 )
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(1 5 )
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm"

(1 6 )	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm"

(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document “blackrockfpa.htm”

(18)	Fund Participation Agreement with Waddell & Reed Services Campany and Waddell & Reed, Inc., dated December 1, 2000, under document “waddellreedfpa.htm”

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document “pimcofps.htm”

(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm"

(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm"

The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(22)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc., dated August 13, 2010, under document "huntingtonfpa.htm"

(9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates, McDonald of Ohio, LLC *	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus LLC. .	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment adviser to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company, Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisers and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment adviser.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment adviser.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 201 1 was 9, 762 and 9,0 66 respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 13 th day of April , 201 1 .

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 13 th  day of April , 201 1 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact